Quarterly Report
December 31, 2023
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.4%
Flutter Entertainment PLC (a)	3,415	$603,581
Glencore PLC	195,526	1,176,739
Rio Tinto PLC	20,823	1,550,768
		3,331,088
AUSTRIA — 0.6%
Addiko Bank AG	223	3,289
Agrana Beteiligungs AG	226	3,520
AMAG Austria Metall AG (b)	64	1,888
ams-OSRAM AG (a)	19,172	48,155
ANDRITZ AG	1,387	86,413
AT&S Austria Technologie & Systemtechnik AG	479	13,916
BAWAG Group AG (b)	1,568	83,106
CA Immobilien Anlagen AG	895	32,082
DO & Co. AG	125	18,558
Erste Group Bank AG	6,297	255,493
EVN AG	783	24,608
FACC AG (a)	328	2,112
Flughafen Wien AG	88	4,948
Immofinanz AG (a)	596	13,859
Kontron AG	732	17,385
Lenzing AG (a)	349	13,705
Mayr Melnhof Karton AG	163	22,795
Mondi PLC	8,665	169,834
Oesterreichische Post AG	614	22,179
OMV AG	2,752	120,901
Palfinger AG	247	6,876
PIERER Mobility AG	167	9,088
Porr AG	462	6,482
Raiffeisen Bank International AG	2,583	53,271
Rosenbauer International AG (a)	56	1,782
S IMMO AG (a)	144	1,988
Schoeller-Bleckmann Oilfield Equipment AG	204	9,960
Semperit AG Holding	205	3,207
Strabag SE	324	14,817
Telekom Austria AG	2,608	22,039
UBM Development AG	56	1,305
UNIQA Insurance Group AG	2,220	18,294
Verbund AG	1,273	118,193
Vienna Insurance Group AG Wiener Versicherung Gruppe	730	21,370
voestalpine AG	2,172	68,524
Wienerberger AG	2,018	67,366
Zumtobel Group AG	535	3,711
		1,387,019
BELGIUM — 1.5%
Ackermans & van Haaren NV	441	77,360
Aedifica SA REIT	907	63,772
Ageas SA	3,431	148,987
AGFA-Gevaert NV (a)	2,175	3,532
Anheuser-Busch InBev SA	17,335	1,118,691
Ascencio REIT	89	4,886
Security Description	Shares	Value
Atenor	65	$534
Azelis Group NV	2,521	61,767
Banque Nationale de Belgique	4	2,421
Barco NV	1,362	24,900
Bekaert SA	673	34,584
Biocartis Group NV (a) (b) (c)	1,354	—
bpost SA	1,868	9,624
Care Property Invest NV REIT (d)	912	14,366
Cie d'Entreprises CFE	130	1,096
Cie du Bois Sauvage SA	30	9,213
Cofinimmo SA REIT	679	53,554
Colruyt Group NV	827	37,273
Deceuninck NV	1,366	3,433
Deme Group NV	122	15,013
D'ieteren Group	441	86,177
Econocom Group SA	1,717	4,875
Elia Group SA	669	83,730
Euronav NV	1,928	34,012
EVS Broadcast Equipment SA	211	6,724
Exmar NV (d)	732	6,145
Fagron	1,364	25,027
Financiere de Tubize SA	414	32,790
Floridienne SA	8	5,833
Fluxys Belgium SA	115	2,896
Galapagos NV (a) (d)	832	33,996
Gimv NV	368	18,009
Greenyard NV	326	2,146
Groupe Bruxelles Lambert NV	1,764	138,780
Home Invest Belgium SA REIT (d)	144	2,466
Hyloris Pharmaceuticals SA (a)	195	2,746
Immobel SA	79	2,601
Intervest Offices & Warehouses NV REIT	439	10,038
Ion Beam Applications (d)	427	5,443
KBC Ancora	711	32,610
KBC Group NV	4,769	309,342
Kinepolis Group NV	278	13,727
Lotus Bakeries NV	9	81,822
Melexis NV	394	39,715
Mithra Pharmaceuticals SA (a) (d)	452	626
Montea NV REIT	313	29,804
Nextensa SA REIT	56	3,022
Nyxoah SA (a)	210	988
Ontex Group NV (a) (d)	1,257	10,560
Orange Belgium SA (a)	239	3,564
Proximus SADP	2,999	28,192
Recticel SA (d)	770	9,016
Retail Estates NV REIT	262	18,696
Shurgard Self Storage Ltd. REIT	584	28,940
Sipef NV	115	6,733
Sofina SA (d)	318	79,178
Solvay SA (d)	1,400	42,885
Syensqo SA (a)	1,400	145,774

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Tessenderlo Group SA	392	$12,233
TINC Comm VA (a)	432	5,607
UCB SA	2,392	208,479
Umicore SA	3,765	103,559
Unifiedpost Group SA (a)	479	1,365
Van de Velde NV	105	3,915
VGP NV	263	30,505
Warehouses De Pauw CVA REIT	3,187	100,335
Wereldhave Belgium Comm VA REIT	47	2,508
X-Fab Silicon Foundries SE (a) (b)	966	10,863
Xior Student Housing NV REIT	586	19,226
		3,573,229
BERMUDA — 0.0% (e)
Conduit Holdings Ltd.	3,054	18,259
Northern Ocean Ltd. (a)	2,112	2,275
		20,534
BRAZIL — 0.1%
Yara International ASA	3,120	110,967
CANADA — 0.0% (e)
International Petroleum Corp. (a)	1,966	23,683
CHILE — 0.1%
Antofagasta PLC	7,457	159,656
CHINA — 0.4%
Prosus NV	30,255	901,871
TI Fluid Systems PLC (b)	7,212	14,140
		916,011
CYPRUS — 0.0% (e)
ASBISc Enterprises PLC	728	5,276
DENMARK — 4.8%
ALK-Abello AS (a)	2,526	37,881
Alm Brand AS	16,766	29,640
Ambu AS Class B (a)	3,415	53,236
AP Moller - Maersk AS Class A	56	99,414
AP Moller - Maersk AS Class B	90	161,906
Asetek AS (a)	1,012	578
Atlantic Sapphire ASA (a)	3,354	532
Bang & Olufsen AS (a)	1,695	2,421
Bavarian Nordic AS (a)	1,491	39,206
Better Collective AS (a) (d)	623	15,856
Carlsberg AS Class B	1,880	235,907
cBrain AS	160	6,378
Cementir Holding NV	871	9,179
Chemometec AS	322	18,514
Chr Hansen Holding AS	1,985	166,545
Coloplast AS Class B	2,454	280,733
D/S Norden AS	441	20,977
Danske Bank AS	13,215	353,269
Demant AS (a)	1,629	71,452
DFDS AS	655	21,645
DSV AS	3,479	611,165
FLSmidth & Co. AS	1,003	42,686
Security Description	Shares	Value
Genmab AS (a)	1,284	$410,029
GN Store Nord AS (a)	2,520	64,154
H Lundbeck AS	5,461	26,510
H+H International AS Class B (a)	319	4,198
ISS AS	3,032	57,937
Jeudan AS	167	5,667
Jyske Bank AS	905	64,908
Matas AS	687	11,748
Napatech AS (a)	603	778
Netcompany Group AS (a) (b)	908	30,355
Nilfisk Holding AS (a)	205	3,591
NKT AS (a)	1,060	72,852
Novo Nordisk AS Class B	62,962	6,513,262
Novozymes AS Class B	4,005	220,240
NTG Nordic Transport Group AS Class A (a)	314	13,680
Orsted AS (b)	3,603	199,842
Pandora AS	1,608	222,363
Per Aarsleff Holding AS	361	17,252
Ringkjoebing Landbobank AS	522	76,695
Rockwool AS Class A	108	31,528
Rockwool AS Class B	180	52,706
Royal Unibrew AS	845	56,485
Scandinavian Tobacco Group AS Class A (b)	1,012	17,591
Schouw & Co. AS	243	19,913
Solar AS Class B	94	6,477
SP Group AS	161	5,213
Spar Nord Bank AS	1,375	21,720
Sparekassen Sjaelland-Fyn AS	328	9,711
Sydbank AS	1,017	44,246
Topdanmark AS	919	43,905
Trifork Holding AG	252	3,921
Tryg AS	6,504	141,581
UIE PLC	265	7,383
Vestas Wind Systems AS (a)	19,602	622,479
Zealand Pharma AS (a)	1,023	56,574
		11,436,614
EGYPT — 0.0% (e)
Centamin PLC	21,962	27,913
Energean PLC (d)	2,639	35,122
		63,035
FAEROE ISLANDS — 0.0% (e)
Bakkafrost P	980	51,337
FINLAND — 1.9%
Afarak Group SE (a)	2,929	1,307
Aktia Bank OYJ	1,207	12,560
Alandsbanken Abp Class A	43	1,482
Alandsbanken Abp Class B	133	4,554
Alisa Pankki OYJ (a)	109	2,372
Alma Media OYJ	789	8,367
Anora Group OYJ	835	4,022
Aspo OYJ	498	3,290
Atria OYJ	173	1,999
Bittium OYJ	675	3,586

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
CapMan OYJ Class B	2,924	$7,397
Cargotec OYJ Class B	754	43,894
Citycon OYJ	1,437	8,254
Digia OYJ	266	1,587
Elisa OYJ	2,886	133,482
Enento Group OYJ (b)	400	8,607
eQ OYJ	345	5,938
Etteplan OYJ	205	3,125
Evli OYJ Class B	87	1,893
Finnair OYJ (a)	163,669	7,196
Fiskars OYJ Abp	949	18,723
Fortum OYJ	8,612	124,243
F-Secure OYJ	2,140	4,811
Gofore OYJ	148	3,662
Harvia OYJ	319	9,585
HKScan OYJ Class A (a)	1,051	967
Huhtamaki OYJ (d)	1,899	77,050
Incap OYJ (a) (d)	324	2,774
Kamux Corp.	506	3,136
Kemira OYJ	2,268	42,065
Kesko OYJ Class A	1,842	36,666
Kesko OYJ Class B	5,304	105,024
Kojamo OYJ	3,438	45,194
Kone OYJ Class B	7,808	389,510
Konecranes OYJ	1,400	63,067
Lassila & Tikanoja OYJ	694	7,513
Mandatum OYJ (a)	9,137	41,079
Marimekko OYJ	766	11,262
Metsa Board OYJ Class B (d)	3,303	26,234
Metso OYJ	12,342	125,020
Musti Group OYJ	626	18,062
Neste OYJ	8,301	295,356
Nokia OYJ	103,110	347,624
Nokian Renkaat OYJ (d)	2,360	21,528
Nordea Bank Abp (f)	49,199	608,870
Nordea Bank Abp (f)	20,119	249,492
Olvi OYJ Class A	308	9,543
Oma Saastopankki OYJ	163	3,826
Optomed OYJ (a)	223	915
Oriola OYJ Class B	2,140	2,572
Orion OYJ Class A	545	23,600
Orion OYJ Class B	2,076	90,056
Orthex OYJ	173	1,032
Outokumpu OYJ (d)	7,617	37,729
Pihlajalinna OYJ (a)	337	2,628
Ponsse OYJ	204	5,093
Puuilo OYJ	1,316	12,974
QT Group OYJ (a) (d)	393	28,001
Raisio OYJ Class V	2,389	5,215
Rapala VMC OYJ	400	1,326
Relais Group OYJ	195	2,908
Remedy Entertainment OYJ	190	5,331
Revenio Group OYJ	439	13,171
Sampo OYJ Class A	9,137	399,791
Sanoma OYJ	1,557	11,954
Scanfil OYJ	430	3,719
Security Description	Shares	Value
Sitowise Group PLC	554	$1,946
Stockmann OYJ Abp Class B (a)	2,365	7,576
Stora Enso OYJ Class A	507	6,973
Stora Enso OYJ Class R	11,840	163,815
Suominen OYJ	563	1,772
Taaleri PLC	319	3,168
Talenom OYJ (d)	517	3,541
Tecnotree OYJ (a)	2,966	1,112
Terveystalo OYJ (b) (d)	1,834	15,681
TietoEVRY OYJ	2,067	49,182
Tokmanni Group Corp.	925	14,939
UPM-Kymmene OYJ	10,320	388,284
Vaisala OYJ Class A	512	22,453
Valmet OYJ (d)	2,953	85,172
Verkkokauppa.com OYJ (a)	456	1,307
Viking Line Abp	188	3,915
Wartsila OYJ Abp	9,485	137,519
WithSecure OYJ (a) (d)	1,884	2,156
YIT OYJ (d)	3,273	7,177
		4,522,501
FRANCE — 14.9%
AB Science SA (a)	392	1,539
Abivax SA (a)	556	6,031
Accor SA	3,860	147,533
Adevinta ASA (a)	6,685	73,987
Aeroports de Paris SA	441	57,094
Air France-KLM (a)	2,711	40,704
Air Liquide SA	10,160	1,976,638
Airbus SE	11,380	1,757,163
ALD SA (b)	4,357	31,020
Alstom SA	5,729	77,082
Altarea SCA REIT	104	9,191
Alten SA	561	83,413
Amundi SA (b)	1,239	84,310
Antin Infrastructure Partners SA	550	8,372
ARGAN SA REIT	186	17,506
Arkema SA	1,137	129,367
Atos SE (a) (d)	2,061	16,051
Aubay	173	7,959
AXA SA	36,994	1,205,121
Believe SA (a)	382	4,431
Beneteau SACA	664	9,154
BioMerieux	930	103,349
BNP Paribas SA	21,033	1,454,223
Bollore SE	15,431	96,394
Bonduelle SCA	250	3,021
Bouygues SA	5,382	202,851
Bureau Veritas SA	5,635	142,359
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	288	5,548
Caisse Regionale de Credit Agricole Mutuel Nord de France	290	4,090
Capgemini SE	3,357	699,944
Carmila SA REIT	1,026	17,658
Carrefour SA	10,670	195,245

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Casino Guichard Perrachon SA (a) (d)	732	$634
CGG SA (a)	13,509	8,924
Chargeurs SA	317	4,090
Christian Dior SE	87	67,994
Cie de L'Odet SE	11	17,668
Cie de Saint-Gobain SA	9,931	731,279
Cie des Alpes	613	9,561
Cie Generale des Etablissements Michelin SCA	13,865	497,157
Cie Plastic Omnium SE	1,175	15,576
Clariane SE (d)	1,374	3,649
Coface SA	2,067	27,034
Covivio SA REIT	1,051	56,517
Credit Agricole SA	23,846	338,541
Danone SA	12,437	806,177
Dassault Aviation SA	391	77,400
Dassault Systemes SE	14,024	685,271
DBV Technologies SA (a) (d)	1,452	2,966
Derichebourg SA	1,679	9,422
Edenred SE	4,854	290,297
Eiffage SA	1,901	203,736
Elior Group SA (a) (b) (d)	1,920	6,219
Elis SA	3,596	75,037
Engie SA	35,975	632,578
Equasens	89	6,007
Eramet SA	203	16,033
ESI Group (a)	96	16,331
EssilorLuxottica SA	5,954	1,194,399
Eurazeo SE	933	74,051
Euroapi SA (a)	1,023	6,475
Eutelsat Communications SACA (a) (d)	3,246	15,239
Exclusive Networks SA (a)	476	10,211
Fnac Darty SA	258	7,837
Forvia SE (a) (f)	2,951	66,566
Forvia SE (a) (d) (f)	357	8,147
Gaztransport Et Technigaz SA	674	89,270
Gecina SA REIT	906	110,189
Getlink SE	6,313	115,519
Hermes International SCA	682	1,445,569
ICADE REIT	579	22,731
ID Logistics Group SACA (a)	43	14,535
Imerys SA	634	19,946
Interparfums SA	381	21,212
Ipsen SA	731	87,129
IPSOS SA	754	47,267
JCDecaux SE (a)	1,491	29,976
Kaufman & Broad SA	258	8,578
Kering SA	1,393	613,972
Klepierre SA REIT	3,966	108,124
La Francaise des Jeux SAEM (b)	2,192	79,519
Lagardere SA	321	6,517
Lectra	579	19,987
Legrand SA	5,157	536,058
LISI SA	317	8,264
Security Description	Shares	Value
L'Oreal SA	4,707	$2,343,194
LVMH Moet Hennessy Louis Vuitton SE	5,013	4,062,391
Maisons du Monde SA (b)	396	2,480
Manitou BF SA	201	5,151
McPhy Energy SA (a) (d)	401	1,491
Mercialys SA REIT	1,632	17,929
Mersen SA	382	14,854
Metropole Television SA	965	13,794
Neoen SA (b)	1,491	49,872
Neurones	156	7,539
Nexans SA	618	54,102
Nexity SA (d)	787	14,649
Orange SA	39,732	452,242
Orpea SA (a)	954	18
OVH Groupe SAS (a)	588	5,596
Pernod Ricard SA	3,879	684,519
Peugeot Invest	88	9,857
Publicis Groupe SA	4,585	425,445
Quadient SA	643	13,652
Remy Cointreau SA	420	53,355
Renault SA	3,986	162,498
Rexel SA	4,171	114,128
Robertet SA	18	16,503
Rubis SCA	1,917	47,646
Safran SA	7,338	1,292,570
Sartorius Stedim Biotech	479	126,726
SCOR SE	3,016	88,155
SEB SA	614	76,643
SES-imagotag SA (a)	158	23,702
Societe BIC SA	461	32,006
Societe Generale SA	15,892	421,761
Societe LDC SADIR	61	9,434
Societe pour l'Informatique Industrielle	169	13,031
Sodexo SA	1,646	181,134
SOITEC (a)	492	87,936
Solutions 30 SE (a)	1,393	4,102
Sopra Steria Group SACA	322	70,357
SPIE SA	2,882	90,096
Stef SA	101	12,741
Sword Group	144	6,339
Technip Energies NV	2,777	64,911
Teleperformance SE	1,177	171,688
Television Francaise 1 SA	1,952	15,385
Thales SA	1,996	295,344
Thermador Groupe	145	13,535
Tikehau Capital SCA	825	18,774
TotalEnergies SE	46,803	3,184,778
Trigano SA	154	25,228
Ubisoft Entertainment SA (a)	1,775	45,313
Unibail-Rodamco-Westfield REIT (a)	1,963	145,111
Valeo SE	4,239	65,159
Vallourec SACA (a)	3,091	47,888
Valneva SE (a) (d)	1,570	8,186

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Veolia Environnement SA	13,042	$411,460
Verallia SA (b)	1,542	59,379
Vetoquinol SA	68	7,692
Vicat SACA	339	12,302
Vinci SA	11,590	1,455,689
Virbac SACA	84	33,358
Vivendi SE	14,081	150,506
Voltalia SA (a) (d)	764	8,794
Waga Energy SA (a)	165	4,639
Wavestone	162	10,505
Wendel SE	504	44,901
Worldline SA (a) (b)	4,515	78,154
		35,530,050
GABON — 0.0% (e)
BW Energy Ltd. (a)	2,215	5,889
GEORGIA — 0.0% (e)
Bank of Georgia Group PLC	701	35,522
TBC Bank Group PLC	998	36,005
		71,527
GERMANY — 12.2%
1&1 AG	691	13,847
7C Solarparken AG	1,336	5,350
Aareal Bank AG (a)	2	75
About You Holding SE (a)	675	3,233
Adesso SE	50	5,932
adidas AG	3,230	657,087
ADLER Group SA (a) (b)	1,647	964
Adtran Networks SE (a)	359	7,931
AIXTRON SE	2,152	91,903
Allianz SE	7,824	2,091,121
Amadeus Fire AG	94	12,772
Aroundtown SA (a)	18,175	49,691
Atoss Software AG	91	21,009
Aurubis AG	599	49,137
Auto1 Group SE (a) (b)	1,968	14,105
BASF SE	17,304	932,423
Basler AG	262	3,369
Bayer AG	19,020	706,581
Bayerische Motoren Werke AG	5,786	644,136
Bayerische Motoren Werke AG Preference Shares	1,140	113,274
BayWa AG	236	8,160
Bechtle AG	1,608	80,625
Beiersdorf AG	1,907	285,861
Bike24 Holding AG (a)	471	763
Bilfinger SE	427	16,424
Biotest AG Preference Shares (a)	190	6,506
Borussia Dortmund GmbH & Co. KGaA (a)	1,365	5,428
BRANICKS Group AG	694	2,587
Brenntag SE	2,556	234,971
CANCOM SE	656	21,421
Carl Zeiss Meditec AG	727	79,377
Ceconomy AG (a)	3,204	8,763
Cewe Stiftung & Co. KGaA	94	10,508
Security Description	Shares	Value
Commerzbank AG	20,608	$244,947
CompuGroup Medical SE & Co. KGaA	555	23,236
Continental AG	2,079	176,652
Covestro AG (a) (b)	3,737	217,467
CropEnergies AG	394	5,005
CTS Eventim AG & Co. KGaA	1,134	78,417
Daimler Truck Holding AG	11,164	419,545
Dermapharm Holding SE	361	16,884
Deutsche Bank AG	39,557	540,265
Deutsche Beteiligungs AG	223	7,230
Deutsche Boerse AG	3,674	756,907
Deutsche EuroShop AG	271	6,751
Deutsche Lufthansa AG (a)	11,547	102,655
Deutsche Pfandbriefbank AG (b)	2,566	17,560
Deutsche Post AG	17,904	887,127
Deutsche Telekom AG	67,271	1,616,263
Deutsche Wohnen SE	969	25,626
Deutz AG	2,306	12,227
DMG Mori AG	168	8,110
Draegerwerk AG & Co. KGaA Preference Shares	150	8,583
Duerr AG	937	22,130
DWS Group GmbH & Co. KGaA (b)	591	22,719
E.ON SE	39,353	528,176
Eckert & Ziegler Strahlen- und Medizintechnik AG	268	12,227
Elmos Semiconductor SE	146	11,935
ElringKlinger AG	525	3,201
EnBW Energie Baden-Wuerttemberg AG	346	29,430
Encavis AG (a)	2,308	39,747
Energiekontor AG	143	13,064
Evonik Industries AG	4,011	81,969
Evotec SE (a)	2,941	69,134
Fielmann Group AG	456	24,501
flatexDEGIRO AG (a)	1,607	19,829
Fraport AG Frankfurt Airport Services Worldwide (a)	707	42,767
Freenet AG	2,332	65,277
Fresenius Medical Care AG	3,829	160,560
Fresenius SE & Co. KGaA	8,063	250,014
FUCHS SE	614	22,009
FUCHS SE Preference Shares	1,325	58,986
GEA Group AG	2,962	123,321
Gerresheimer AG	614	63,993
GFT Technologies SE	290	9,995
Grand City Properties SA (a)	1,481	16,654
Grenke AG	535	14,804
Hamborner REIT AG	1,371	10,314
Hamburger Hafen und Logistik AG (a)	417	7,711
Hannover Rueck SE	1,164	278,121
Hapag-Lloyd AG (b)	138	20,580
Heidelberg Materials AG	2,777	248,293

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Heidelberger Druckmaschinen AG (a)	4,506	$6,167
Hella GmbH & Co. KGaA	392	35,724
HelloFresh SE (a)	3,127	49,430
Henkel AG & Co. KGaA	1,915	137,459
Henkel AG & Co. KGaA Preference Shares	3,128	251,757
Hensoldt AG	1,023	27,573
HOCHTIEF AG	362	40,108
Hornbach Holding AG & Co. KGaA	148	10,790
Hugo Boss AG	1,163	86,666
Hypoport SE (a)	87	16,991
Indus Holding AG	349	8,616
Infineon Technologies AG	25,284	1,055,753
Instone Real Estate Group SE (b)	919	7,411
Jenoptik AG	971	30,505
JOST Werke SE (b)	238	11,621
Jungheinrich AG Preference Shares	909	33,357
K&S AG	3,700	58,488
KION Group AG	1,408	60,145
Kloeckner & Co. SE	1,418	10,761
Knorr-Bremse AG	1,283	83,335
Koenig & Bauer AG (a)	245	3,275
Krones AG	310	38,285
KWS Saat SE & Co. KGaA	191	11,330
Lanxess AG	1,609	50,424
LEG Immobilien SE (a)	1,438	125,999
LPKF Laser & Electronics SE (a)	430	4,724
Medios AG (a)	321	5,624
Mercedes-Benz Group AG	15,525	1,072,713
Merck KGaA	2,515	400,338
METRO AG (a)	2,630	18,332
Mister Spex SE (a)	373	1,300
MLP SE	875	5,355
Montana Aerospace AG (a) (b)	551	11,561
MorphoSys AG (a)	731	27,455
MTU Aero Engines AG	1,031	222,369
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,642	1,094,724
Mutares SE & Co. KGaA	245	9,581
Nagarro SE (a)	151	14,587
Nemetschek SE	1,082	93,802
New Work SE	51	4,439
Nexus AG	265	17,037
Nordex SE (a)	2,755	31,650
Norma Group SE	614	10,872
Patrizia SE	851	7,708
Pfeiffer Vacuum Technology AG	72	12,264
PNE AG	789	12,063
Porsche Automobil Holding SE Preference Shares	2,936	150,228
ProSiebenSat.1 Media SE	2,829	17,294
Puma SE	2,041	113,902
Security Description	Shares	Value
PVA TePla AG (a)	328	$7,391
Rational AG	100	77,270
Rheinmetall AG	842	266,943
RWE AG	13,084	595,185
SAF-Holland SE	796	13,365
Salzgitter AG	420	12,991
SAP SE	19,807	3,051,795
Sartorius AG	33	9,660
Sartorius AG Preference Shares	473	174,097
Schaeffler AG Preference Shares	3,165	19,561
Schott Pharma AG & Co. KGaA (a)	659	24,460
Scout24 SE (b)	1,425	100,996
Secunet Security Networks AG	29	4,677
SFC Energy AG (a)	340	7,331
SGL Carbon SE (a)	990	7,119
Siemens AG	14,525	2,726,374
Siemens Energy AG (a)	10,418	138,099
Siemens Healthineers AG (b)	5,400	313,765
Siltronic AG	324	31,657
Sixt SE	241	26,942
Sixt SE Preference Shares	317	23,497
SMA Solar Technology AG (a)	358	23,945
Softwareone Holding AG	2,199	42,849
Stabilus SE	471	32,102
STO SE & Co. KGaA Preference Shares	45	6,949
STRATEC SE	120	6,038
Stroeer SE & Co. KGaA	628	37,288
Suedzucker AG	1,087	17,039
SUESS MicroTec SE	296	9,057
Symrise AG	2,418	266,143
Synlab AG	38	479
Synlab AG (a)	1,095	11,975
TAG Immobilien AG (a)	3,639	53,042
Takkt AG	562	8,381
Talanx AG	1,159	82,771
TeamViewer SE (a) (b)	2,728	42,370
Telefonica Deutschland Holding AG	17,475	45,402
thyssenkrupp AG	9,662	67,369
Thyssenkrupp Nucera AG & Co. KGaa (a)	419	8,540
Traton SE	951	22,397
TUI AG (a) (f)	6,808	53,201
TUI AG (a) (f)	2,129	16,613
United Internet AG	1,417	36,064
Varta AG (a)	340	7,793
Verbio Vereinigte Bioenergie AG	382	12,609
Vitesco Technologies Group AG Class A (a)	330	34,255
Volkswagen AG	558	73,012
Volkswagen AG Preference Shares	3,992	493,012
Vonovia SE	13,537	426,777
Vossloh AG	147	6,812
Wacker Chemie AG	383	48,358

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Wacker Neuson SE	573	$11,558
Washtec AG	217	7,671
Westwing Group SE (a)	263	2,568
Wuestenrot & Wuerttembergische AG	383	5,644
Zalando SE (a) (b)	4,530	107,337
		29,000,739
GHANA — 0.0% (e)
Tullow Oil PLC (a) (d)	21,894	10,863
GREECE — 0.0% (e)
Okeanis Eco Tankers Corp. (a) (b)	209	5,546
GUATEMALA — 0.0% (e)
Millicom International Cellular SA SDR (a)	2,521	45,090
HONG KONG — 0.3%
Cadeler AS (a)	1,837	8,487
Prudential PLC	53,414	604,114
		612,601
IRELAND — 0.6%
AIB Group PLC	29,997	128,568
Bank of Ireland Group PLC	20,374	184,956
C&C Group PLC	7,430	14,454
Cairn Homes PLC	12,926	18,876
COSMO Pharmaceuticals NV	160	9,676
Dalata Hotel Group PLC	3,573	18,235
Glanbia PLC	3,888	64,037
Glenveagh Properties PLC (a) (b)	11,526	15,533
Greencore Group PLC (a)	10,418	12,809
Kerry Group PLC Class A	3,015	261,979
Kingspan Group PLC	3,007	260,420
Ryanair Holdings PLC ADR (a) (d)	1,735	231,380
Smurfit Kappa Group PLC	4,708	186,601
		1,407,524
ISRAEL — 0.0% (e)
Plus500 Ltd.	1,746	37,015
ITALY — 3.8%
A2A SpA	29,783	61,161
ACEA SpA	833	12,726
AMCO - Asset Management Co. SpA Class B (a) (c) (d)	88	—
Amplifon SpA	2,540	87,934
Anima Holding SpA (b)	4,739	20,971
Antares Vision SpA (a)	631	1,291
Aquafil SpA	335	1,273
Ariston Holding NV	2,148	14,866
Arnoldo Mondadori Editore SpA	2,924	6,928
Ascopiave SpA	1,255	3,119
Assicurazioni Generali SpA	21,432	452,308
Avio SpA (a)	321	3,000
Azimut Holding SpA	2,204	57,555
Security Description	Shares	Value
Banca Generali SpA	1,121	$41,657
Banca IFIS SpA	510	8,845
Banca Mediolanum SpA	4,171	39,320
Banca Monte dei Paschi di Siena SpA (a)	14,728	49,556
Banca Popolare di Sondrio SpA	8,181	52,958
Banco BPM SpA	29,378	155,155
Banco di Desio e della Brianza SpA	824	3,313
BasicNet SpA	479	2,408
BF SpA	1,085	4,734
BFF Bank SpA (b)	3,518	40,105
Biesse SpA	232	3,255
BPER Banca	19,451	65,018
Brembo SpA	2,960	36,294
Brunello Cucinelli SpA	667	65,281
Buzzi SpA	1,877	57,102
Carel Industries SpA (b)	1,020	27,943
Cembre SpA	89	3,657
CIR SpA-Compagnie Industriali (a)	17,015	8,092
Coca-Cola HBC AG	4,044	118,829
Credito Emiliano SpA	1,418	12,594
d'Amico International Shipping SA	811	5,062
Danieli & C Officine Meccaniche SpA (f)	696	16,684
Danieli & C Officine Meccaniche SpA (f)	233	7,554
Datalogic SpA	432	3,226
Davide Campari-Milano NV	10,246	115,616
De' Longhi SpA	1,366	46,053
DiaSorin SpA	498	51,293
Digital Bros SpA (a)	68	808
doValue SpA (b)	1,143	4,324
El.En. SpA	745	8,024
Enav SpA (b)	4,815	18,276
Enel SpA	150,383	1,117,992
Eni SpA	44,322	751,443
ERG SpA	1,067	34,016
Esprinet SpA	570	3,460
Eurogroup Laminations SpA (a)	1,640	7,033
Eurotech SpA (a)	445	1,212
Ferrari NV	2,287	771,037
Fila SpA	497	4,820
Fincantieri SpA (a) (d)	9,291	5,727
Fine Foods & Pharmaceuticals NTM	198	1,918
FinecoBank Banca Fineco SpA	11,669	175,113
Garofalo Health Care SpA (a)	539	2,763
Gruppo MutuiOnline SpA	472	16,632
GVS SpA (a) (b) (d)	1,175	7,236
Hera SpA	15,958	52,390
Immobiliare Grande Distribuzione SIIQ SpA REIT	884	2,251
Industrie De Nora SpA (d)	1,041	18,043

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Infrastrutture Wireless Italiane SpA (b)	6,855	$86,704
Intercos SpA	1,022	16,144
Interpump Group SpA	1,609	83,306
Intesa Sanpaolo SpA	312,373	912,174
Iren SpA	13,593	29,626
Italgas SpA	9,310	53,273
Italmobiliare SpA	300	9,196
Iveco Group NV (a)	3,655	32,889
IVS Group SA	664	4,005
Juventus Football Club SpA (a) (d)	9,535	2,709
Leonardo SpA	7,814	128,915
Lottomatica Group Spa (a)	1,321	14,286
LU-VE SpA	135	3,445
Maire Tecnimont SpA	3,059	16,592
MARR SpA	628	7,964
Mediobanca Banca di Credito Finanziario SpA	10,467	129,556
MFE-MediaForEurope NV Class A	3,206	8,351
MFE-MediaForEurope NV Class B (d)	1,437	5,186
Moncler SpA	4,077	250,854
Nexi SpA (a) (b)	10,959	89,656
OVS SpA (b)	3,842	9,634
Pharmanutra SpA	56	3,489
Philogen SpA (a) (b)	186	3,801
Piaggio & C SpA	3,404	11,198
Pirelli & C SpA (b)	7,540	41,037
Poste Italiane SpA (b)	9,022	102,402
Prysmian SpA	5,353	243,446
RAI Way SpA (b)	1,807	10,200
Recordati Industria Chimica e Farmaceutica SpA	1,957	105,561
Reply SpA	437	57,686
Revo SpA (a)	322	2,988
Risanamento SpA (a)	26,180	1,041
Sabaf SpA (a)	135	2,589
SAES Getters SpA	251	9,441
Safilo Group SpA (a) (d)	4,377	4,419
Saipem SpA (a)	22,665	36,804
Salcef Group SpA	493	13,424
Salvatore Ferragamo SpA (d)	1,367	18,438
Sanlorenzo SpA	238	11,134
Saras SpA	10,824	19,322
Seco SpA (a)	1,374	5,218
Seri Industrial SpA (a)	286	1,069
Sesa SpA	149	20,245
Snam SpA	39,334	202,261
SOL SpA	693	21,282
Spaxs SpA (a)	1,135	6,839
Tamburi Investment Partners SpA	2,071	21,276
Technogym SpA (b)	2,543	25,465
Technoprobe SpA (a)	2,603	24,858
Telecom Italia SpA (a) (d) (f)	202,147	65,695
Security Description	Shares	Value
Telecom Italia SpA (a) (f)	114,537	$38,324
Terna - Rete Elettrica Nazionale	27,508	229,541
Tinexta SpA	377	8,446
Tod's SpA (a)	153	5,770
TXT e-solutions SpA	146	3,197
UniCredit SpA	34,813	944,676
Unieuro SpA (b) (d)	334	3,830
Unipol Gruppo SpA	7,954	45,355
UnipolSai Assicurazioni SpA	7,502	18,729
Webuild SpA (d)	8,840	17,841
Wiit SpA (d)	200	4,308
Wizz Air Holdings PLC (a) (b)	1,023	28,834
Zignago Vetro SpA	685	10,790
		9,115,988
JERSEY — 0.0% (e)
JTC PLC (b)	3,160	32,851
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	3,128	71,338
LIECHTENSTEIN — 0.0% (e)
Liechtensteinische Landesbank AG	206	16,178
LUXEMBOURG — 0.2%
Aperam SA	830	30,146
ArcelorMittal SA	9,833	278,883
Brederode SA	234	26,262
Eurofins Scientific SE	2,503	163,076
Global Fashion Group SA (a)	1,531	318
RTL Group SA	679	26,222
SES SA	7,152	47,087
		571,994
MALTA — 0.0% (e)
Catena Media PLC (a) (d)	3,080	3,783
Gaming Innovation Group, Inc. (a)	1,334	3,921
Kindred Group PLC SDR	3,422	31,674
		39,378
MEXICO — 0.0% (e)
Borr Drilling Ltd. (a)	4,257	31,794
Fresnillo PLC	3,514	26,627
		58,421
MONACO — 0.0% (e)
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	118	13,296
NETHERLANDS — 7.7%
Aalberts NV	1,846	80,058
ABN AMRO Bank NV GDR (b)	8,457	126,958
Adyen NV (a) (b)	554	713,931
Aegon Ltd.	28,046	162,588
Akzo Nobel NV	3,320	274,398
Alfen NV (a) (b) (d)	399	26,569
AMG Critical Materials NV	619	15,604
Arcadis NV	1,415	76,341

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Argenx SE (a)	1,138	$431,811
ASM International NV	906	470,332
ASML Holding NV	7,817	5,886,514
ASR Nederland NV	2,883	135,987
Basic-Fit NV (a) (b)	1,014	31,542
BE Semiconductor Industries NV	1,555	234,384
Corbion NV	1,106	23,677
CTP NV (b)	2,249	37,961
Eurocommercial Properties NV REIT	936	22,954
Euronext NV (b)	1,579	137,185
EXOR NV	1,800	179,948
Flow Traders Ltd.	604	11,983
Fugro NV (a)	1,993	38,175
Heineken Holding NV	2,251	190,471
Heineken NV	5,586	567,323
IMCD NV	1,115	194,052
ING Groep NV	66,624	995,462
JDE Peet's NV	2,153	57,936
Koninklijke Ahold Delhaize NV	18,809	540,523
Koninklijke BAM Groep NV	5,307	14,175
Koninklijke KPN NV	65,758	226,490
Koninklijke Philips NV	15,173	353,403
Koninklijke Vopak NV	1,266	42,570
NN Group NV	5,400	213,253
NSI NV REIT	371	7,688
OCI NV	2,544	73,740
Onward Medical NV (a)	268	918
Pharming Group NV (a) (d)	11,899	13,552
PostNL NV	7,046	10,998
Randstad NV	2,427	152,066
Redcare Pharmacy NV (a) (b)	329	47,827
SBM Offshore NV	2,715	37,339
Shell PLC (f)	51,770	1,697,097
Shell PLC (d) (f)	75,711	2,492,298
TKH Group NV	771	33,642
TomTom NV (a)	1,308	9,226
Universal Music Group NV	14,812	422,305
Van Lanschot Kempen NV ADR	604	18,782
Wolters Kluwer NV	4,819	685,110
		18,217,146
NIGERIA — 0.0% (e)
Airtel Africa PLC (b)	23,580	39,138
NORWAY — 1.4%
2020 Bulkers Ltd. (a)	426	5,097
ABG Sundal Collier Holding ASA	8,192	5,485
ABL Group ASA	1,122	1,447
AF Gruppen ASA	1,050	12,841
Agilyx ASA (a)	772	1,809
Akastor ASA (a)	2,668	3,063
Aker ASA Class A	486	31,871
Aker BioMarine ASA (a)	311	1,409
Aker BP ASA	5,934	172,661
Aker Carbon Capture ASA (a)	7,153	9,565
Aker Horizons ASA (a)	4,222	1,811
Security Description	Shares	Value
Aker Solutions ASA	5,459	$22,587
AKVA Group ASA (a)	172	982
AMSC ASA	936	2,479
ArcticZymes Technologies ASA (a)	984	4,069
Arendals Fossekompani ASA	243	3,943
Aurskog Sparebank	63	1,377
Austevoll Seafood ASA	1,720	12,558
AutoStore Holdings Ltd. (a) (b) (d)	19,682	38,722
Avance Gas Holding Ltd. (b)	517	7,616
Axactor ASA (a)	3,089	1,545
B2 Impact ASA	5,505	3,984
Belships ASA	2,720	4,923
Bergenbio ASA (a)	32,161	880
BEWi ASA	828	2,095
Bluenord ASA (a)	512	25,081
Bonheur ASA	402	9,579
Borregaard ASA	1,805	30,463
Bouvet ASA	1,715	10,284
BW Offshore Ltd.	1,766	3,899
Carasent ASA	933	1,016
Cloudberry Clean Energy ASA (a)	3,012	3,428
Crayon Group Holding ASA (a) (b)	1,638	13,661
DNB Bank ASA	17,094	363,570
DNO ASA	18,936	18,776
DOF Group ASA (a)	2,870	16,026
Edda Wind ASA (a)	320	788
Elkem ASA (b)	5,782	12,047
Elliptic Laboratories ASA (a)	1,488	2,497
Elmera Group ASA (b)	2,134	6,346
Elopak ASA	1,650	4,882
Entra ASA (b)	1,309	14,874
Equinor ASA	19,219	609,648
Europris ASA (b)	3,175	23,995
Frontline PLC	2,874	57,419
Gjensidige Forsikring ASA	3,675	67,850
Gram Car Carriers ASA	268	5,489
Grieg Seafood ASA	1,144	7,694
Hexagon Composites ASA (a)	2,100	5,972
Hexagon Purus ASA (a)	2,193	2,406
Hoegh Autoliners ASA	1,393	12,653
Hofseth BioCare ASA (a)	3,433	886
IDEX Biometrics ASA (a)	17,447	948
Kid ASA (b)	748	8,632
Kitron ASA	3,911	12,901
Klaveness Combination Carriers ASA (b)	459	3,932
KMC Properties ASA (a)	1,132	713
Komplett ASA (a)	460	544
Kongsberg Gruppen ASA	1,723	78,959
Leroy Seafood Group ASA	5,361	22,087
LINK Mobility Group Holding ASA (a)	3,691	6,600
Magnora ASA	796	2,587

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Medistim ASA	289	$6,090
Morrow Bank ASA (a)	2,588	994
Mowi ASA	8,391	150,375
MPC Container Ships ASA	5,901	7,743
Multiconsult ASA (b)	401	4,896
NEL ASA (a)	31,329	21,255
Norbit ASA	349	1,959
Nordic Semiconductor ASA (a)	3,255	40,384
Norsk Hydro ASA	25,987	175,026
Norske Skog ASA (b)	1,496	6,099
Norwegian Air Shuttle ASA (a)	15,786	16,663
NRC Group ASA (a)	742	782
Nykode Therapeutics ASA (a)	3,757	7,917
Odfjell Drilling Ltd.	1,805	7,003
Odfjell SE Class A	486	5,575
OKEA ASA	563	1,475
Olav Thon Eiendomsselskap ASA	573	10,523
Orkla ASA	14,611	113,427
Otello Corp. ASA (a)	1,240	967
Panoro Energy ASA	2,476	6,592
Pareto Bank ASA	787	4,177
Pexip Holding ASA (a)	1,714	4,371
PGS ASA (a)	17,360	14,643
PhotoCure ASA (a)	462	3,066
Polaris Media ASA	220	1,484
poLight ASA (a) (b)	626	1,322
Protector Forsikring ASA	1,323	23,449
Rana Gruber ASA	481	3,784
Saga Pure ASA (a)	3,642	470
Salmar ASA	1,378	77,233
Salmon Evolution ASA (a)	5,915	3,949
Sandnes Sparebank	380	3,420
SATS ASA (a)	1,285	1,918
Schibsted ASA Class A	1,415	40,768
Schibsted ASA Class B	1,867	50,850
Selvaag Bolig ASA	831	2,708
Solstad Offshore ASA (a)	926	3,374
SpareBank 1 Helgeland	226	2,893
SpareBank 1 Nord Norge	1,914	19,450
Sparebank 1 Oestlandet	833	10,876
SpareBank 1 SMN	2,878	40,184
SpareBank 1 Sorost-Norge	1,069	6,737
SpareBank 1 SR-Bank ASA	3,488	44,271
Sparebanken More	786	6,501
Sparebanken Ost	276	1,364
Sparebanken Sor	107	1,517
Sparebanken Vest	1,754	18,895
Stolt-Nielsen Ltd.	456	13,987
Storebrand ASA	9,317	82,604
StrongPoint ASA	1,138	1,496
Telenor ASA	12,402	142,390
TGS ASA	2,416	31,450
Thor Medical ASA (a)	984	125
TOMRA Systems ASA	4,566	55,503
Totens Sparebank	56	1,136
Security Description	Shares	Value
Treasure ASA	721	$1,498
Ultimovacs ASA (a)	556	6,723
Var Energi ASA	11,379	36,034
Veidekke ASA	2,075	20,881
Volue ASA (a)	729	1,525
Vow ASA (a)	1,178	1,350
Wallenius Wilhelmsen ASA	1,959	17,168
Wilh Wilhelmsen Holding ASA Class A	265	9,511
Wilh Wilhelmsen Holding ASA Class B	184	6,396
XXL ASA (a) (b)	13,507	1,257
Zalaris ASA (a)	266	1,221
Zaptec ASA (a)	1,253	2,687
		3,238,312
PERU — 0.0% (e)
Hochschild Mining PLC (a)	5,598	7,643
POLAND — 0.8%
11 bit studios SA (a)	37	5,091
AB SA (a)	247	4,711
AC SA (a)	147	972
Agora SA (a)	674	1,954
Alior Bank SA (a)	1,689	32,790
Allegro.eu SA (a) (b)	9,310	78,900
Ambra SA	188	1,410
Amica SA (a)	89	1,879
Apator SA	497	1,984
Arctic Paper SA	278	1,580
Asseco Business Solutions SA	351	4,285
Asseco Poland SA	1,063	19,761
Asseco South Eastern Europe SA	497	6,206
Atal SA	124	1,766
Auto Partner SA	1,253	8,269
Bank Handlowy w Warszawie SA	622	16,039
Bank Millennium SA (a)	11,522	24,481
Bank Ochrony Srodowiska SA (a)	652	1,864
Bank Polska Kasa Opieki SA	3,424	132,397
Benefit Systems SA	30	14,877
Bioton SA (a)	715	649
BNPP Bank Polska SA (a)	317	6,901
Boryszew SA	1,451	2,277
Budimex SA	247	39,322
Bumech SA	155	710
Captor Therapeutics SA (a)	29	730
CCC SA (a)	748	11,634
CD Projekt SA	1,433	41,909
Celon Pharma SA	284	1,117
CI Games SA (a)	1,491	794
ComArch SA	89	4,708
Comp SA (a)	62	1,176
Cyber Folks SA	74	1,645
Cyfrowy Polsat SA (a)	4,780	14,988
Datawalk SA (a)	51	471
Develia SA	7,850	9,063

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Dino Polska SA (a) (b)	909	$106,498
Dom Development SA	153	5,813
Echo Investment SA	3,443	3,502
Enea SA (a)	4,075	9,503
Energa SA (a)	1,332	3,171
Enter Air SA (a)	159	2,070
Erbud SA	84	914
Eurocash SA	1,497	6,339
Fabryki Mebli Forte SA (a)	268	1,554
Ferro SA	339	2,707
Firma Oponiarska Debica SA	33	604
Globe Trade Centre SA	3,557	3,826
Grenevia SA (a)	5,773	4,918
Grupa Azoty SA (a)	900	5,653
Grupa Kety SA	184	34,861
Grupa Pracuj SA	312	4,919
ING Bank Slaski SA (a)	620	40,364
InPost SA (a)	4,825	66,704
Inter Cars SA	168	25,805
Jastrzebska Spolka Weglowa SA (a)	1,005	10,742
KGHM Polska Miedz SA	2,660	83,001
KRUK SA	329	39,909
LPP SA	23	94,696
Lubelski Wegiel Bogdanka SA	206	1,782
Mabion SA (a)	161	743
Mangata Holding SA	42	999
mBank SA (a)	247	33,605
Medicalgorithmics SA (a)	51	396
Mennica Polska SA	446	1,906
MLP Group SA (a)	115	2,076
Mo-BRUK SA	30	2,525
Neuca SA	34	7,998
Newag SA (a)	418	2,296
Oponeo.pl SA	94	1,174
Orange Polska SA	12,290	25,441
ORLEN SA	11,181	186,243
PCC Rokita SA	51	1,244
PCF Group SA (a)	147	1,101
PGE Polska Grupa Energetyczna SA (a)	16,335	36,049
PKP Cargo SA (a)	573	2,125
PlayWay SA	13	1,058
Polenergia SA (a)	352	6,875
Polimex-Mostostal SA (a)	1,278	1,352
Powszechna Kasa Oszczednosci Bank Polski SA (a)	16,638	212,912
Powszechny Zaklad Ubezpieczen SA	11,000	132,232
Poznanska Korporacja Budowlana Pekabex SA	188	1,042
Rainbow Tours SA	130	2,017
Ryvu Therapeutics SA (a)	168	2,457
Sanok Rubber Co. SA	457	2,859
Santander Bank Polska SA	632	78,722
Selvita SA (a)	164	2,440
Security Description	Shares	Value
Shoper SA	113	$948
Sniezka SA	91	1,879
Stalexport Autostrady SA	1,831	1,481
Stalprodukt SA	39	2,390
Synthaverse SA (a)	534	580
Tauron Polska Energia SA (a)	19,824	18,825
TEN Square Games SA	88	2,157
Text SA	263	7,745
TIM SA (a)	226	2,681
Torpol SA (a)	166	941
Toya SA (a)	466	990
Vigo Photonics SA (a)	8	997
VRG SA	3,430	2,966
Warsaw Stock Exchange	519	5,609
Wawel SA	3	572
Wielton SA	456	1,102
Wirtualna Polska Holding SA	339	10,483
XTB SA (b)	626	6,021
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	122	2,010
Zespol Elektrowni Patnow Adamow Konin SA (a)	470	2,582
		1,882,011
PORTUGAL — 0.3%
Altri SGPS SA	1,603	8,145
Banco Comercial Portugues SA Class R (a)	153,336	46,478
Corticeira Amorim SGPS SA	716	7,229
CTT-Correios de Portugal SA	2,491	9,603
EDP - Energias de Portugal SA	49,553	249,335
Galp Energia SGPS SA	9,245	136,235
Greenvolt-Energias Renovaveis SA (a) (d)	1,267	11,449
Ibersol SGPS SA	203	1,498
Jeronimo Martins SGPS SA	5,345	136,036
Mota-Engil SGPS SA	1,322	5,783
Navigator Co. SA	4,179	16,379
NOS SGPS SA	3,288	11,623
Pharol SGPS SA (a)	8,982	373
REN - Redes Energeticas Nacionais SGPS SA	6,685	17,169
Semapa-Sociedade de Investimento e Gestao	211	3,123
Sonae SGPS SA	17,964	17,949
Sonaecom SGPS SA	469	1,451
		679,858
SINGAPORE — 0.3%
BW LPG Ltd. (b)	1,436	21,393
Hafnia Ltd.	4,922	34,023
STMicroelectronics NV	12,749	636,701
		692,117
SOUTH AFRICA — 0.3%
Anglo American PLC	24,128	606,125

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Scatec ASA (b)	2,236	$18,087
		624,212
SOUTH KOREA — 0.0% (e)
Delivery Hero SE (a) (b)	3,841	106,116
SPAIN — 3.9%
Acciona SA	489	72,005
Acerinox SA	3,724	43,832
ACS Actividades de Construccion y Servicios SA	4,407	195,507
Aedas Homes SA (b) (d)	290	5,837
Aena SME SA (b)	1,411	255,776
Alantra Partners SA	328	3,058
Almirall SA	1,491	13,876
Amadeus IT Group SA	8,752	627,253
AmRest Holdings SE (a)	1,373	9,288
Applus Services SA	2,727	30,124
Atresmedia Corp. de Medios de Comunicacion SA	1,500	5,955
Banco Bilbao Vizcaya Argentaria SA	115,487	1,049,413
Banco de Sabadell SA	108,398	133,273
Banco Santander SA	313,214	1,307,676
Bankinter SA (d)	12,460	79,776
Befesa SA (b)	693	26,946
CaixaBank SA	73,542	302,694
Cellnex Telecom SA (a) (b)	9,304	366,502
Cia de Distribucion Integral Logista Holdings SA	1,256	33,965
CIE Automotive SA	983	27,929
Construcciones y Auxiliar de Ferrocarriles SA	380	13,684
Corp. ACCIONA Energias Renovables SA	1,134	35,175
Corp. Financiera Alba SA	281	14,806
Ebro Foods SA (d)	987	16,921
EDP Renovaveis SA	5,574	114,064
eDreams ODIGEO SA (a)	1,728	14,641
Elecnor SA	785	16,953
Enagas SA (d)	4,582	77,264
Ence Energia y Celulosa SA	2,719	8,506
Endesa SA (d)	6,097	124,329
Ercros SA (d)	1,383	4,033
Faes Farma SA	6,275	21,904
Fluidra SA	1,833	38,168
Fomento de Construcciones y Contratas SA	1,873	30,125
Gestamp Automocion SA (b)	2,711	10,506
Global Dominion Access SA (b)	1,750	6,495
Grenergy Renovables SA (a)	266	10,061
Grifols SA (a)	5,778	98,644
Grifols SA Class B, Preference Shares (a)	4,988	58,131
Grupo Catalana Occidente SA	867	29,594
Iberdrola SA	112,484	1,474,912
Indra Sistemas SA (d)	2,324	35,941
Industria de Diseno Textil SA	21,520	937,333
Security Description	Shares	Value
Inmobiliaria Colonial Socimi SA REIT	5,695	$41,206
Laboratorios Farmaceuticos Rovi SA	440	29,260
Lar Espana Real Estate Socimi SA REIT	819	5,564
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (d)	12,693	11,932
Mapfre SA	18,884	40,531
Melia Hotels International SA (a)	2,365	15,571
Merlin Properties Socimi SA REIT	6,678	74,211
Metrovacesa SA (a) (b)	212	1,892
Naturgy Energy Group SA	3,307	98,633
Neinor Homes SA (b)	609	7,104
Obrascon Huarte Lain SA (a)	7,388	3,669
Parques Reunidos Servicios Centrales SAU (a)	1,617	24,566
Pharma Mar SA (d)	245	11,118
Promotora de Informaciones SA Class A (a)	13,660	4,376
Prosegur Cash SA (b) (d)	6,791	4,028
Prosegur Compania de Seguridad SA	3,361	6,534
Redeia Corp. SA	7,814	128,699
Repsol SA	24,758	367,843
Sacyr SA	9,989	34,493
Solaria Energia y Medio Ambiente SA (a)	1,549	31,844
Soltec Power Holdings SA (a) (d)	562	2,137
Talgo SA (b) (d)	1,459	7,075
Tecnicas Reunidas SA (a)	842	7,767
Telefonica SA	111,478	435,192
Tubacex SA	1,959	7,574
Unicaja Banco SA (b) (d)	21,454	21,092
Vidrala SA	526	54,502
Viscofan SA (d)	736	43,578
		9,304,866
SWEDEN — 6.0%
AAK AB	3,533	78,808
AcadeMedia AB (b)	1,574	8,075
AddLife AB Class B	2,201	23,893
Addnode Group AB (d)	2,619	22,168
AddTech AB Class B	5,040	110,724
AFRY AB	1,773	24,577
Alfa Laval AB	5,578	223,278
Alimak Group AB (b)	1,257	10,240
Alleima AB	4,042	30,731
Alligo AB Class B	459	5,648
Ambea AB (b)	1,489	7,772
AQ Group AB	156	7,848
Arise AB	523	2,359
Arjo AB Class B	3,899	15,243
Assa Abloy AB Class B	19,243	554,309
Atea ASA	1,565	19,910

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Atlas Copco AB Class A	50,064	$862,149
Atlas Copco AB Class B	30,321	449,496
Atrium Ljungberg AB Class B	965	22,138
Attendo AB (a) (b)	2,198	7,873
Avanza Bank Holding AB (d)	2,427	56,233
Axfood AB	2,065	55,939
Bactiguard Holding AB (a)	302	1,852
Balco Group AB	211	965
Beijer Alma AB	847	15,969
Beijer Ref AB (d)	7,470	99,992
Bergman & Beving AB	464	8,453
Betsson AB Class B	2,331	25,096
BHG Group AB (a) (d)	1,788	2,495
BICO Group AB (a) (d)	772	4,363
Bilia AB Class A	1,366	18,244
Billerud Aktiebolag	4,168	42,351
BioArctic AB (a) (b)	804	21,365
BioGaia AB Class B	1,578	15,846
BioInvent International AB (a)	720	1,355
Biotage AB	1,245	16,517
Boliden AB	5,217	162,807
Bonava AB Class B (a) (d)	1,628	2,121
BoneSupport Holding AB (a) (b)	1,257	23,474
Boozt AB (a) (b)	730	9,801
Bravida Holding AB (b)	3,864	31,076
BTS Group AB Class B	273	8,018
Bufab AB	516	19,784
Bulten AB	259	2,056
Bure Equity AB	1,023	29,012
Byggfakta Group Nordic Holdco AB (a)	1,656	5,998
Byggmax Group AB (a)	1,065	4,009
Calliditas Therapeutics AB Class B (a)	675	8,513
Camurus AB (a)	679	36,248
Castellum AB (a)	8,367	118,973
Catella AB	749	2,408
Catena AB	671	31,387
Cellavision AB	252	5,301
Cibus Nordic Real Estate AB	1,198	15,917
Cint Group AB (a)	3,555	4,095
Clas Ohlson AB Class B	789	12,370
Cloetta AB Class B	3,903	7,095
Coor Service Management Holding AB (b)	1,829	7,916
Corem Property Group AB Class B (d)	10,173	10,720
Corem Property Group AB Class D	118	2,131
Ctek AB (a)	603	1,263
CTT Systems AB	158	3,590
Dios Fastigheter AB	1,643	14,118
Dometic Group AB (b)	5,954	53,243
Duni AB	626	6,448
Dustin Group AB (a) (b) (d)	6,070	5,903
Eastnine AB	226	3,857
Security Description	Shares	Value
Elanders AB Class B	282	$2,686
Electrolux AB Class B (a)	4,530	48,591
Electrolux Professional AB Class B	4,328	23,620
Elekta AB Class B	7,096	57,963
Embracer Group AB (a)	17,784	48,272
Enea AB (a)	286	1,606
Engcon AB (d)	783	7,249
Eolus Vind AB Class B	458	4,031
Ependion AB	362	4,512
Epiroc AB Class A	12,227	245,320
Epiroc AB Class B	7,609	133,186
EQT AB	14,730	416,562
Essity AB Class A	397	9,789
Essity AB Class B	11,649	288,975
Evolution AB (b)	3,760	448,535
Fabege AB (d)	5,207	55,905
Fagerhult Group AB	1,690	11,068
Fasadgruppen Group AB	734	5,120
Fastighets AB Balder Class B (a)	12,635	89,667
Fastighets AB Trianon (a)	1,086	1,805
FastPartner AB Class A	921	5,730
Ferronordic AB	84	592
Fingerprint Cards AB Class B (a) (d)	5,860	1,000
FM Mattsson Mora Group AB	440	2,401
Fortnox AB	9,485	56,734
G5 Entertainment AB	165	2,551
GARO AB (d)	580	2,505
Getinge AB Class B	4,221	93,946
Granges AB	1,981	22,802
Green Landscaping Group AB (a) (b)	514	3,586
H & M Hennes & Mauritz AB Class B	12,221	214,180
Hansa Biopharma AB (a) (d)	655	1,703
Hanza AB	492	4,164
Heba Fastighets AB Class B	3,045	10,711
Hemnet Group AB	1,726	41,344
Hexagon AB Class B (d)	41,177	494,189
Hexatronic Group AB (d)	3,213	8,710
Hexpol AB	4,956	59,996
HMS Networks AB	540	26,652
Hoist Finance AB (a) (b)	1,613	5,946
Holmen AB Class B	1,666	70,374
Hufvudstaden AB Class A	2,239	31,570
Humana AB (a)	628	1,754
Husqvarna AB Class A	480	3,920
Husqvarna AB Class B	7,387	60,824
IAR Systems Group AB	266	3,268
Immunovia AB (a)	310	55
Industrivarden AB Class A	3,226	105,284
Industrivarden AB Class C (d)	3,097	100,889
Indutrade AB	5,171	134,331
Instalco AB	4,274	17,346
Intrum AB	1,399	9,687

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Investment AB Latour Class B	2,883	$75,037
Investment AB Oresund	668	7,079
Investor AB Class A	12,345	283,579
Investor AB Class B	35,334	818,676
INVISIO AB	696	13,509
Inwido AB	1,104	14,811
Irlab Therapeutics AB (a)	756	563
JM AB (d)	1,328	23,390
John Mattson Fastighetsforetagen AB (a)	580	3,275
Karnov Group AB (a)	2,205	12,143
K-fast Holding AB (a) (d)	1,147	2,729
Kinnevik AB Class A (a)	184	1,950
Kinnevik AB Class B (a)	4,709	50,511
Klarabo Sverige AB Class B (a)	1,852	3,153
KNOW IT AB	390	6,060
L E Lundbergforetagen AB Class B	1,431	77,841
Lagercrantz Group AB Class B	3,791	50,821
Lifco AB Class B	4,412	108,222
Lime Technologies AB	165	4,854
Linc AB (a)	344	2,205
Lindab International AB	1,496	29,555
Loomis AB	1,438	38,184
Maha Energy AB (a)	1,639	1,571
Medcap AB (a)	173	5,794
Medicover AB Class B	1,368	20,375
MEKO AB	790	8,576
Midsona AB Class B (a)	906	736
Mildef Group AB (a)	567	3,691
MIPS AB	487	17,614
Modern Times Group MTG AB Class B (a)	2,067	17,670
Momentum Group AB	434	5,620
Munters Group AB (b)	2,506	40,657
Mycronic AB	1,338	38,157
NCAB Group AB (d)	3,041	22,103
NCC AB Class B	1,652	20,589
Nederman Holding AB	368	6,555
Net Insight AB Class B (a)	5,423	2,798
New Wave Group AB Class B (d)	1,666	16,842
Nibe Industrier AB Class B	29,749	208,996
Nivika Fastigheter AB Class B (a)	569	1,756
Nobia AB (a)	2,118	2,312
Nolato AB Class B	3,671	19,270
Nordic Paper Holding AB	564	2,499
Nordic Waterproofing Holding AB	460	7,504
Nordisk Bergteknik AB Class B	616	1,161
Nordnet AB publ	2,592	43,981
Norion Bank AB (a)	1,998	8,594
Norva24 Group AB (a)	2,242	5,272
Note AB (a)	358	5,275
NP3 Fastigheter AB	502	11,606
Nyfosa AB (d)	3,162	30,074
OEM International AB Class B	1,793	18,752
Oncopeptides AB (a) (b) (d)	1,451	1,103
Security Description	Shares	Value
Orron Energy ab (a) (d)	3,556	$2,809
Ovzon AB (a)	1,892	2,718
OX2 AB (a)	3,048	16,589
Pandox AB	1,905	28,430
Peab AB Class B	3,946	22,358
Platzer Fastigheter Holding AB Class B	1,184	9,892
Pricer AB Class B (a)	1,985	1,536
Proact IT Group AB	407	3,796
Probi AB	75	1,511
Q-Linea AB (a) (b)	328	120
Ratos AB Class B	4,021	14,396
RaySearch Laboratories AB (a)	499	4,471
Rejlers AB	303	3,683
Resurs Holding AB (b)	2,704	6,407
Rusta AB (a)	951	7,040
Rvrc Holding AB	720	4,304
Saab AB Class B	1,572	94,777
Sagax AB Class A	94	2,556
Sagax AB Class B	4,110	113,131
Sagax AB Class D	1,951	5,421
Samhallsbyggnadsbolaget i Norden AB (d)	23,303	11,709
Samhallsbyggnadsbolaget i Norden AB Class D (d)	2,846	1,709
Sandvik AB	20,967	453,758
Scandi Standard AB	1,143	6,521
Scandic Hotels Group AB (a) (b)	2,498	11,506
Sdiptech AB Class B (a)	663	17,750
Sectra AB Class B (d)	2,729	48,813
Securitas AB Class B	9,952	97,349
Sedana Medical AB (a)	1,542	3,544
Sivers Semiconductors AB (a)	1,892	1,205
Skandinaviska Enskilda Banken AB Class A	31,119	428,595
Skandinaviska Enskilda Banken AB Class C (d)	290	3,994
Skanska AB Class B	7,164	129,626
SKF AB Class A	264	5,318
SKF AB Class B	6,509	130,014
SkiStar AB	793	9,419
SmartCraft ASA (a)	1,508	3,356
SSAB AB Class A	4,229	32,177
SSAB AB Class B	12,276	93,892
Stendorren Fastigheter AB (a)	237	4,313
Stillfront Group AB (a)	8,078	9,755
Storskogen Group AB Class B	30,558	28,096
Svedbergs i Dalstorp AB Class B	467	1,446
Svenska Cellulosa AB SCA Class A	399	5,931
Svenska Cellulosa AB SCA Class B	10,819	162,212
Svenska Handelsbanken AB Class A	30,420	330,375
Svenska Handelsbanken AB Class B (d)	673	8,695
Sweco AB Class B	3,917	52,510

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Swedbank AB Class A	17,806	$359,200
Swedish Logistic Property AB Class B (a)	1,134	3,663
Swedish Orphan Biovitrum AB (a)	4,714	124,892
SynAct Pharma AB (a)	459	402
Synsam AB	691	3,140
Systemair AB	1,865	14,564
Tele2 AB Class B	10,710	91,968
Telefonaktiebolaget LM Ericsson Class A	1,143	7,236
Telefonaktiebolaget LM Ericsson Class B	59,647	373,524
Telia Co. AB	44,221	112,902
Tethys Oil AB	524	2,259
Thule Group AB (b)	1,964	53,495
Tobii AB (a) (d)	1,862	1,088
Tobii Dynavox AB (a)	1,866	7,795
Trelleborg AB Class B	4,334	145,186
Troax Group AB	734	18,033
Truecaller AB Class B (a) (d)	4,628	16,013
VBG Group AB Class B	339	8,174
Vestum AB (a) (d)	5,038	3,624
Viaplay Group AB (a)	1,316	676
Vitec Software Group AB Class B	672	39,042
Vitrolife AB	1,396	26,970
VNV Global AB (a) (d)	1,842	3,838
Volati AB	441	4,857
Volvo AB Class A	3,713	98,371
Volvo AB Class B	30,854	801,212
Volvo Car AB Class B (a)	10,011	32,344
Wallenstam AB Class B (d)	9,720	52,758
Wihlborgs Fastigheter AB	5,247	49,071
XANO Industri AB Class B	364	2,759
Xbrane Biopharma AB (a) (d)	308	306
Xvivo Perfusion AB (a)	397	12,980
		14,164,657
SWITZERLAND — 9.4%
ABB Ltd.	31,289	1,386,657
Accelleron Industries AG	1,873	58,439
Adecco Group AG	3,249	159,313
Alcon, Inc.	9,706	756,968
Allreal Holding AG	319	57,004
ALSO Holding AG	119	35,489
Arbonia AG	971	11,110
Aryzta AG (a)	18,200	33,561
Ascom Holding AG	633	6,182
Avolta AG (a)	2,088	82,066
Bachem Holding AG (d)	616	47,573
Baloise Holding AG	895	140,154
Banque Cantonale Vaudoise	555	71,547
Barry Callebaut AG	70	118,018
Basellandschaftliche Kantonalbank	24	24,409
Basilea Pharmaceutica AG (a)	247	10,359
Belimo Holding AG	204	112,416
Security Description	Shares	Value
Bell Food Group AG	39	$11,770
Berner Kantonalbank AG (d)	91	25,516
BKW AG	379	67,321
Bossard Holding AG Class A	113	29,671
Bucher Industries AG	140	58,751
Burckhardt Compression Holding AG	56	33,734
Burkhalter Holding AG	148	16,301
Bystronic AG	26	14,720
Cembra Money Bank AG	573	44,661
Chocoladefabriken Lindt & Spruengli AG (f)	20	239,767
Chocoladefabriken Lindt & Spruengli AG (f)	2	242,381
Cie Financiere Richemont SA Class A	10,114	1,390,953
Clariant AG	4,443	65,564
Comet Holding AG	147	46,319
Daetwyler Holding AG Bearer Shares	149	34,557
DKSH Holding AG	675	46,837
DocMorris AG (a)	206	18,051
dormakaba Holding AG	56	30,207
Dottikon Es Holding AG (a)	67	18,230
DSM-Firmenich AG	3,557	361,490
EFG International AG	1,744	22,379
Emmi AG	40	43,296
EMS-Chemie Holding AG	133	107,614
Fenix Outdoor International AG	89	6,835
Flughafen Zurich AG	376	78,448
Forbo Holding AG	22	27,551
Fundamenta Real Estate AG	525	10,479
Galenica AG (b)	974	84,190
Geberit AG	646	413,704
Georg Fischer AG	1,590	115,427
Givaudan SA	154	637,481
Gurit Holding AG Class BR (a)	51	4,945
Helvetia Holding AG	672	92,538
Huber & Suhner AG	287	23,188
Idorsia Ltd. (a) (d)	2,389	6,000
Implenia AG	224	8,117
Inficon Holding AG	34	48,719
Interroll Holding AG	16	50,757
Intershop Holding AG	26	18,998
IWG PLC (a)	14,402	34,755
Julius Baer Group Ltd.	3,956	221,619
Jungfraubahn Holding AG	88	16,729
Kardex Holding AG	113	29,269
Komax Holding AG	88	20,964
Kongsberg Automotive ASA (a)	15,376	3,104
Kuehne & Nagel International AG	1,094	376,690
Landis+Gyr Group AG	422	38,106
LEM Holding SA	12	29,585
Leonteq AG	173	7,061
Logitech International SA	3,026	286,763
Lonza Group AG	1,438	604,314

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Luzerner Kantonalbank AG (d)	370	$31,652
Medacta Group SA (b)	107	15,968
Medmix AG (b)	445	10,046
Meyer Burger Technology AG (a) (d)	63,569	14,766
Mobilezone Holding AG	793	12,927
Mobimo Holding AG	149	46,206
Molecular Partners AG (a)	472	1,929
Novartis AG	39,744	4,007,691
OC Oerlikon Corp. AG	3,791	17,098
Orior AG	114	9,766
Partners Group Holding AG	442	637,018
Peach Property Group AG (a)	173	2,360
PSP Swiss Property AG	907	126,731
Rieter Holding AG	56	5,995
Romande Energie Holding SA	259	16,925
Sandoz Group AG (a)	8,349	268,430
Schindler Holding AG (f)	784	195,895
Schindler Holding AG (f)	414	98,132
Schweiter Technologies AG	21	12,949
Schweizerische Nationalbank (a)	2	10,218
Sensirion Holding AG (a) (b)	204	20,215
SFS Group AG	341	42,217
SGS SA	2,943	253,651
Siegfried Holding AG	75	76,591
SIG Group AG	5,933	136,403
Sika AG	2,954	960,625
SKAN Group AG	240	23,040
Sonova Holding AG	984	320,810
St Galler Kantonalbank AG Class A	54	31,534
Stadler Rail AG	1,087	39,107
Straumann Holding AG	2,252	362,824
Sulzer AG	323	32,966
Swatch Group AG	1,068	55,897
Swatch Group AG Bearer Shares	557	151,286
Swiss Life Holding AG	570	395,509
Swiss Prime Site AG	1,491	159,171
Swisscom AG	496	298,195
Swissquote Group Holding SA	226	54,939
Tecan Group AG	247	100,778
Temenos AG	1,311	121,840
Thurgauer Kantonalbank	74	10,507
TX Group AG	59	8,468
u-blox Holding AG	142	16,855
UBS Group AG	59,205	1,835,977
Valiant Holding AG	303	34,345
VAT Group AG (b)	523	261,919
Vetropack Holding AG	266	12,357
Vontobel Holding AG	536	34,708
VZ Holding AG	302	35,236
Walliser Kantonalbank	88	11,397
Ypsomed Holding AG	69	24,840
Zehnder Group AG	173	10,997
Zug Estates Holding AG Class B	7	13,349
Security Description	Shares	Value
Zuger Kantonalbank AG Class BR	3	$26,947
Zurich Insurance Group AG	2,835	1,480,741
		22,376,634
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (a)	17,478	19,830
UKRAINE — 0.0% (e)
Ferrexpo PLC (a)	5,575	6,414
UNITED ARAB EMIRATES — 0.0% (e)
Network International Holdings PLC (a) (b)	8,710	43,282
Shelf Drilling Ltd. (a) (b)	2,587	7,387
		50,669
UNITED KINGDOM — 17.2%
3i Group PLC	18,866	582,259
4imprint Group PLC	537	31,285
888 Holdings PLC (a)	7,269	8,854
abrdn PLC	38,196	86,989
Admiral Group PLC	5,240	179,290
AG Barr PLC	1,838	12,020
AJ Bell PLC	5,868	23,414
Allfunds Group PLC	8,097	57,467
AO World PLC (a)	9,252	11,600
Argo Blockchain PLC (a)	5,922	2,189
Ascential PLC (a)	8,543	31,953
Ashmore Group PLC	9,485	26,940
Ashtead Group PLC	8,744	608,841
ASOS PLC (a) (d)	1,345	7,299
Associated British Foods PLC	6,583	198,639
Assura PLC REIT	57,974	35,563
Aston Martin Lagonda Global Holdings PLC (a) (b)	7,631	21,946
AstraZeneca PLC	30,051	4,060,754
Auction Technology Group PLC (a)	1,789	11,905
Auto Trader Group PLC (b)	18,057	166,059
Aviva PLC	52,652	291,774
Avon Rubber PLC	537	5,819
B&M European Value Retail SA	18,093	129,210
Babcock International Group PLC	4,808	24,210
BAE Systems PLC	59,134	837,139
Balfour Beatty PLC	11,758	49,644
Baltic Classifieds Group PLC	6,732	20,296
Barclays PLC	278,296	545,568
Barratt Developments PLC	18,688	134,031
Beazley PLC	13,044	86,801
Bellway PLC	2,416	79,092
Berkeley Group Holdings PLC	2,097	125,322
Big Yellow Group PLC REIT	3,655	56,938
Bodycote PLC	3,643	27,609
BP PLC	328,930	1,954,659
Breedon Group PLC	5,508	25,418
Bridgepoint Group PLC (b)	11,583	41,227
British American Tobacco PLC	39,585	1,158,377

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
British Land Co. PLC REIT	16,834	$85,754
Britvic PLC	5,050	54,109
BT Group PLC	121,668	191,706
Bunzl PLC	6,578	267,502
Burberry Group PLC	7,345	132,586
Bytes Technology Group PLC	4,386	34,219
Cab Payments Holdings PLC (a) (d)	2,506	2,645
Capita PLC (a)	31,769	8,910
Capricorn Energy PLC	2,008	4,341
Centrica PLC	106,277	190,555
Ceres Power Holdings PLC (a) (d)	2,231	5,199
Chemring Group PLC	5,361	23,954
Clarkson PLC	541	21,828
Close Brothers Group PLC	2,892	29,273
CLS Holdings PLC REIT	3,233	4,204
Coats Group PLC	31,412	30,994
Compass Group PLC	34,569	945,711
Computacenter PLC	1,590	56,592
Concentric AB	747	13,312
ConvaTec Group PLC (b)	32,771	102,018
Cranswick PLC	1,014	49,224
Crest Nicholson Holdings PLC	4,878	13,507
Croda International PLC	2,716	174,849
Currys PLC (a)	22,281	14,344
Darktrace PLC (a)	10,153	47,462
DCC PLC	1,950	143,633
Dechra Pharmaceuticals PLC	2,208	108,593
Deliveroo PLC (a) (b)	27,952	45,468
Derwent London PLC REIT	2,014	60,592
DFS Furniture PLC	4,624	7,180
Diageo PLC	43,474	1,582,813
Diploma PLC	2,601	118,770
Direct Line Insurance Group PLC (a)	25,833	59,920
DiscoverIE Group PLC	1,827	18,400
Domino's Pizza Group PLC	7,736	37,159
Dowlais Group PLC	26,063	35,501
Dr Martens PLC	12,224	13,807
Drax Group PLC	8,202	51,203
DS Smith PLC	26,595	104,185
Dunelm Group PLC	2,395	33,493
easyJet PLC (a)	7,504	48,787
Elementis PLC (a)	11,049	17,973
Empiric Student Property PLC REIT	11,468	13,859
EnQuest PLC (a)	5,749	1,105
Entain PLC	12,264	155,435
Essentra PLC	5,508	11,909
FDM Group Holdings PLC	1,765	10,316
Firstgroup PLC	14,496	32,339
Forterra PLC (b)	3,824	8,619
Frasers Group PLC (a)	2,787	32,349
Future PLC	2,126	21,560
Games Workshop Group PLC	619	77,884
Security Description	Shares	Value
Genuit Group PLC	4,797	$24,675
Genus PLC	1,242	34,358
Grafton Group PLC CDI	3,751	43,567
Grainger PLC	12,692	42,779
Great Portland Estates PLC REIT	3,864	20,688
Greggs PLC	2,018	66,938
Gym Group PLC (a) (b)	3,137	4,247
Halfords Group PLC	4,773	12,127
Halma PLC	7,270	211,676
Hammerson PLC REIT	81,581	29,536
Harbour Energy PLC	11,584	45,572
Hargreaves Lansdown PLC	6,917	64,723
Hays PLC	31,474	43,814
Headlam Group PLC	1,498	4,125
Helical PLC REIT	1,959	5,532
Henry Boot PLC	2,082	5,521
Hill & Smith PLC	1,511	36,752
Hilton Food Group PLC	1,718	17,521
Hiscox Ltd.	6,885	92,510
Hollywood Bowl Group PLC	3,204	12,498
Howden Joinery Group PLC	10,709	111,071
HSBC Holdings PLC	376,093	3,046,862
Hunting PLC	2,952	11,120
Ibstock PLC (b)	7,793	15,051
IG Group Holdings PLC	8,024	78,303
IMI PLC	5,084	109,141
Imperial Brands PLC	16,435	378,486
Inchcape PLC	7,894	72,003
Indivior PLC (a)	2,583	39,020
Informa PLC	26,954	268,428
IntegraFin Holdings PLC	5,346	20,663
InterContinental Hotels Group PLC	3,414	308,569
Intermediate Capital Group PLC	5,683	121,747
International Consolidated Airlines Group SA (a)	48,390	95,616
International Distributions Services PLC (a)	13,850	48,042
Intertek Group PLC	3,078	166,606
Investec PLC	10,594	71,821
IP Group PLC	19,075	14,128
ITV PLC	71,041	57,308
J D Wetherspoon PLC (a)	1,953	20,179
J Sainsbury PLC	34,270	132,198
JD Sports Fashion PLC	47,923	101,383
John Wood Group PLC (a)	12,929	28,365
Johnson Matthey PLC	3,541	76,626
Jupiter Fund Management PLC	8,712	10,373
Just Eat Takeaway.com NV (a) (b) (d)	3,350	51,001
Just Eat Takeaway.com NV (a) (b)	661	10,272
Just Group PLC	19,667	21,536
Kainos Group PLC	1,690	24,108
Keller Group PLC	1,305	14,640
Kier Group PLC (a)	7,908	10,807

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Kingfisher PLC (d)	37,193	$115,357
Lancashire Holdings Ltd.	4,908	39,042
Land Securities Group PLC REIT	14,675	131,852
Legal & General Group PLC	115,540	369,846
Liontrust Asset Management PLC	1,175	9,437
Lloyds Banking Group PLC	1,233,553	750,255
London Stock Exchange Group PLC	8,644	1,021,936
LondonMetric Property PLC REIT	20,358	49,699
LXI REIT PLC	31,885	42,598
M&G PLC	45,343	128,554
Man Group PLC	22,832	67,701
Marks & Spencer Group PLC	38,645	134,197
Marshalls PLC	4,913	17,499
Marston's PLC (a)	11,694	5,039
Melrose Industries PLC	24,635	178,190
Mitchells & Butlers PLC (a)	5,053	16,606
Mitie Group PLC	25,696	32,528
MJ Gleeson PLC	1,030	6,368
Mobico Group PLC	10,235	11,038
Molten Ventures PLC (a)	2,518	8,911
Moneysupermarket.com Group PLC	10,182	36,370
Moonpig Group PLC (a)	5,318	10,616
Morgan Advanced Materials PLC	5,429	19,586
Morgan Sindall Group PLC	831	23,465
National Grid PLC	71,290	961,515
NatWest Group PLC	108,539	303,574
NCC Group PLC	5,565	9,137
Next PLC	2,330	241,128
Ninety One PLC	5,164	12,080
Ocado Group PLC (a)	12,051	116,510
On the Beach Group PLC (a) (b)	2,835	6,325
OSB Group PLC	8,311	49,224
Oxford Biomedica PLC (a)	1,343	3,766
Oxford Instruments PLC	1,026	30,017
Oxford Nanopore Technologies PLC (a)	12,736	33,803
Pagegroup PLC	6,251	38,808
Paragon Banking Group PLC	4,530	40,280
Pearson PLC	13,731	168,776
Pennon Group PLC	5,170	49,529
Pepco Group NV (a)	3,051	20,220
Persimmon PLC	6,219	110,120
Pets at Home Group PLC	9,526	38,641
Phoenix Group Holdings PLC	16,480	112,439
Picton Property Income Ltd. REIT	9,655	8,517
Playtech PLC (a)	5,857	33,495
Premier Foods PLC	12,393	21,423
Primary Health Properties PLC REIT	24,883	32,926
PZ Cussons PLC	6,155	12,021
QinetiQ Group PLC	9,895	38,978
Quilter PLC (b)	22,958	30,086
Security Description	Shares	Value
Rathbones Group PLC	1,211	$26,893
Reach PLC	5,836	5,572
Reckitt Benckiser Group PLC	14,237	983,693
Redde Northgate PLC	4,699	21,775
Redrow PLC	5,482	43,014
RELX PLC	37,587	1,490,184
Renewi PLC (a)	1,407	11,461
Renishaw PLC	653	29,785
Rentokil Initial PLC	49,099	275,903
Rightmove PLC	16,373	120,141
Rolls-Royce Holdings PLC (a)	162,932	622,494
Rotork PLC	16,996	70,113
RS Group PLC	9,114	95,225
S4 Capital PLC (a)	8,549	5,820
Sabre Insurance Group PLC (b)	4,760	9,187
Safestore Holdings PLC REIT	4,286	48,300
Sage Group PLC	19,946	298,133
Savills PLC	2,727	33,686
Schroders PLC	18,630	102,099
Segro PLC REIT	21,859	247,003
Senior PLC	7,498	16,976
Serco Group PLC	23,250	48,045
Severn Trent PLC	5,166	169,843
Shaftesbury Capital PLC REIT	27,509	48,430
Smith & Nephew PLC	17,125	235,447
Smiths Group PLC	6,706	150,758
Softcat PLC	2,658	46,082
Spectris PLC	2,086	100,492
Spirax-Sarco Engineering PLC	1,414	189,360
Spire Healthcare Group PLC (b)	5,013	14,475
Spirent Communications PLC	11,640	18,296
SSE PLC	21,269	503,230
SSP Group PLC (a)	15,084	45,150
St. James's Place PLC	10,477	91,302
Standard Chartered PLC	42,450	360,732
SThree PLC	2,392	12,746
Subsea 7 SA	4,371	63,785
Synthomer PLC (a)	2,310	5,586
Tate & Lyle PLC	7,933	66,645
Taylor Wimpey PLC	68,747	128,873
Telecom Plus PLC	1,492	30,660
Tesco PLC	138,863	514,250
THG PLC (a)	14,081	15,287
TORM PLC Class A (d)	525	15,886
TP ICAP Group PLC	14,980	37,295
Trainline PLC (a) (b)	8,958	36,748
Travis Perkins PLC	4,234	44,724
Treatt PLC	1,072	6,874
Tritax Big Box REIT PLC	36,647	78,906
Trustpilot Group PLC (a) (b)	6,550	12,400
TT Electronics PLC	3,092	6,157
Tyman PLC	3,531	14,157
U.K. Commercial Property REIT Ltd.	13,972	11,043
Unilever PLC	48,826	2,365,248
UNITE Group PLC REIT	6,445	85,776

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
United Utilities Group PLC	13,042	$176,152
Vanquis Banking Group PLC	4,689	7,723
Vesuvius PLC	5,194	31,862
Victrex PLC	1,648	31,975
Videndum PLC	1,329	5,896
Virgin Money U.K. PLC	23,660	49,601
Vistry Group PLC	6,100	71,347
Vodafone Group PLC	450,518	393,754
Volution Group PLC	3,609	19,949
Watches of Switzerland Group PLC (a) (b)	4,820	43,534
Weir Group PLC	5,025	120,847
WH Smith PLC	2,588	44,011
Whitbread PLC	3,734	174,029
Wickes Group PLC	4,625	8,378
Wincanton PLC	2,200	8,750
Wise PLC Class A (a)	11,513	128,275
Workspace Group PLC REIT	2,894	20,955
WPP PLC	20,893	200,557
		40,890,450
UNITED STATES — 9.1%
Carnival PLC (a)	2,683	44,908
CRH PLC	13,566	935,602
Diversified Energy Co. PLC	972	13,816
Experian PLC	17,879	729,804
Ferrovial SE	10,249	373,838
GSK PLC	79,458	1,468,952
Haleon PLC	119,916	491,703
Holcim AG	10,318	809,356
HUUUGE, Inc. (a) (b)	1,241	8,458
Nestle SA	51,808	6,002,255
PolyPeptide Group AG (a) (b)	290	6,037
Profoto Holding AB	305	2,240
PureTech Health PLC (a)	6,094	15,087
Qiagen NV (a)	4,511	196,333
REC Silicon ASA (a)	5,516	7,604
RHI Magnesita NV	612	26,994
Roche Holding AG	13,623	3,957,493
Roche Holding AG Bearer Shares (d)	558	173,304
Sanofi SA	22,244	2,205,568
Schneider Electric SE	11,096	2,228,114
Signify NV (b)	2,508	84,000
Sinch AB (a) (b)	13,900	51,736
Stellantis NV (f)	16,129	376,738
Stellantis NV (f)	28,040	655,108
Swiss Re AG	5,589	627,928
Tenaris SA	8,982	156,221
		21,649,197
TOTAL COMMON STOCKS (Cost $263,577,123)		236,196,508

Security Description	Shares	Value
PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr Ing hc F Porsche AG, 1.26% (b)	2,198	$193,999
KSB SE & Co. KGaA , Preference Shares 3.40% (g)	24	15,430
		209,429
TOTAL PREFERRED STOCKS (Cost $264,224)		209,429
RIGHTS — 0.0% (e)
SWEDEN — 0.0% (e)
Svedbergs i Dalstorp AB (expiring 01/19/24) (a) (Cost $0)	467	190
WARRANTS — 0.0% (e)
ITALY — 0.0% (e)
Webuild SpA (expiring 08/02/30) (a) (c) (d)	775	—
NORWAY — 0.0% (e)
Bergenbio ASA (expiring 04/08/24) (a)	29,902	334
TOTAL WARRANTS (Cost $0)		334
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (h) (i)	158,653	158,716
State Street Navigator Securities Lending Portfolio II (j) (k)	1,448,239	1,448,239
TOTAL SHORT-TERM INVESTMENTS (Cost $1,606,970)		1,606,955
TOTAL INVESTMENTS — 100.0% (Cost $265,448,317)		238,013,416
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (e)		(3,272)
NET ASSETS — 100.0%		$238,010,144
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.8% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at December 31, 2023.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2023.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$236,170,837	$25,671	$0(a)	$236,196,508
Preferred Stocks	209,429	—	—	209,429
Rights	—	190	—	190
Warrants	334	—	0(a)	334
Short-Term Investments	1,606,955	—	—	1,606,955
TOTAL INVESTMENTS	$237,987,555	$25,861	$0	$238,013,416
(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2023.
Sector Breakdown as of December 31, 2023

		% of Net Assets
	Financials	18.0%
	Industrials	17.0
	Health Care	14.1
	Consumer Discretionary	10.6
	Consumer Staples	10.5
	Information Technology	7.4
	Materials	7.0
	Energy	5.5
	Utilities	4.0
	Communication Services	3.4
	Real Estate	1.8
	Short-Term Investments	0.7
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	184,626	$184,663	$1,186,034	$1,211,990	$24	$(15)	158,653	$158,716	$2,282
State Street Navigator Securities Lending Portfolio II	1,704,410	1,704,410	9,043,691	9,299,862	—	—	1,448,239	1,448,239	7,779
Total		$1,889,073	$10,229,725	$10,511,852	$24	$(15)		$1,606,955	$10,061
See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BELGIUM — 1.6%
Anheuser-Busch InBev SA	669,441	$43,201,478
CHINA — 1.3%
Prosus NV	1,165,941	34,755,516
FINLAND — 1.8%
Nokia OYJ	4,011,622	13,524,751
Nordea Bank Abp	2,643,794	32,785,167
		46,309,918
FRANCE — 35.1%
Air Liquide SA	391,570	76,180,328
Airbus SE	438,563	67,717,634
AXA SA	1,425,703	46,443,890
BNP Paribas SA	812,017	56,142,898
Cie de Saint-Gobain SA	378,716	27,887,123
Danone SA	479,630	31,090,034
EssilorLuxottica SA	228,832	45,904,721
Hermes International SCA	26,325	55,798,540
Kering SA	53,319	23,500,637
L'Oreal SA	181,413	90,309,311
LVMH Moet Hennessy Louis Vuitton SE	193,375	156,705,558
Pernod Ricard SA	149,753	26,426,591
Safran SA	283,590	49,953,672
TotalEnergies SE	1,804,857	122,814,109
Vinci SA	446,931	56,133,962
		933,009,008
GERMANY — 25.8%
adidas AG	124,354	25,297,629
Allianz SE	301,544	80,593,695
BASF SE	667,315	35,958,158
Bayer AG	734,487	27,285,740
Bayerische Motoren Werke AG	222,945	24,819,718
Deutsche Boerse AG	142,093	29,273,609
Deutsche Post AG	691,083	34,242,528
Deutsche Telekom AG	2,592,521	62,288,274
Infineon Technologies AG	976,400	40,770,339
Mercedes-Benz Group AG	597,944	41,315,458
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	102,065	42,291,068
SAP SE	763,950	117,706,819
Siemens AG	559,943	105,102,506
Volkswagen AG Preference Shares	154,198	19,043,435
		685,988,976
ITALY — 6.5%
Enel SpA	5,808,036	43,178,655
Eni SpA	1,706,285	28,928,647
Ferrari NV	87,724	29,575,201
Security Description	Shares	Value
Intesa Sanpaolo SpA	12,061,702	$35,221,890
UniCredit SpA	1,334,494	36,212,470
		173,116,863
NETHERLANDS — 12.8%
Adyen NV (a) (b)	21,374	27,544,350
ASML Holding NV	301,425	226,985,081
ING Groep NV	2,570,944	38,413,754
Koninklijke Ahold Delhaize NV	718,506	20,648,047
Wolters Kluwer NV	185,821	26,417,888
		340,009,120
SPAIN — 6.9%
Banco Bilbao Vizcaya Argentaria SA	4,460,122	40,528,468
Banco Santander SA	12,100,111	50,518,268
Iberdrola SA	4,334,297	56,832,157
Industria de Diseno Textil SA	830,953	36,193,284
		184,072,177
UNITED STATES — 8.0%
Sanofi SA	857,207	84,994,985
Schneider Electric SE	428,276	85,999,235
Stellantis NV	1,708,505	39,916,401
		210,910,621
TOTAL COMMON STOCKS (Cost $2,520,072,865)		2,651,373,677

SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e) (Cost $363,307)	363,126	363,271
TOTAL INVESTMENTS — 99.8% (Cost $2,520,436,172)		2,651,736,948
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,868,103
NET ASSETS — 100.0%		$2,656,605,051
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.

See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,651,373,677	$—	$—	$2,651,373,677
Short-Term Investment	363,271	—	—	363,271
TOTAL INVESTMENTS	$2,651,736,948	$—	$—	$2,651,736,948
Sector Breakdown as of December 31, 2023

		% of Net Assets
	Financials	19.4%
	Consumer Discretionary	18.3
	Industrials	17.1
	Information Technology	15.0
	Consumer Staples	8.0
	Health Care	6.0
	Energy	5.7
	Materials	4.2
	Utilities	3.8
	Communication Services	2.3
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.2
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	517,541	$517,645	$8,043,349	$8,197,967	$280	$(36)	363,126	$363,271	$5,858
State Street Navigator Securities Lending Portfolio II	—	—	175,364,086	175,364,086	—	—	—	—	154,159
Total		$517,645	$183,407,435	$183,562,053	$280	$(36)		$363,271	$160,017
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 101.0%
CHINA — 37.4%
111, Inc. ADR (a)	10,004	$15,506
360 Security Technology, Inc. Class A (a)	14,000	17,715
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	19,100	50,455
3SBio, Inc. (b)	23,000	22,150
5I5J Holding Group Co. Ltd. Class A (a)	71,000	22,435
AAC Technologies Holdings, Inc.	47,000	139,642
Addsino Co. Ltd. Class A	23,300	27,388
Advanced Technology & Materials Co. Ltd. Class A	37,900	47,850
AECC Aero-Engine Control Co. Ltd. Class A	24,200	67,632
AECC Aviation Power Co. Ltd. Class A	10,900	57,220
Aerospace Hi-Tech Holdings Group Ltd. Class A	31,467	41,186
Agile Group Holdings Ltd. (a)	213,598	23,251
Agora, Inc. ADR (a)	1,339	3,522
Agricultural Bank of China Ltd. Class H	1,754,703	676,394
Air China Ltd. Class H (a)	245,414	155,259
Airtac International Group	12,088	397,806
AK Medical Holdings Ltd. (b) (c)	10,000	8,017
Akeso, Inc. (a) (b)	39,000	231,746
Alibaba Group Holding Ltd.	772,504	7,479,148
A-Living Smart City Services Co. Ltd. (b)	16,500	7,565
All Winner Technology Co. Ltd. Class A	14,340	45,695
Alpha Group Class A (a)	30,100	36,988
Alphamab Oncology (a) (b) (c)	44,000	37,415
Aluminum Corp. of China Ltd. Class H	458,304	228,901
Angang Steel Co. Ltd. Class H	233,616	46,074
Anhui Conch Cement Co. Ltd. Class H	114,860	265,360
Anhui Expressway Co. Ltd. Class H	32,000	31,555
Anhui Guangxin Agrochemical Co. Ltd. Class A	40,100	81,657
Anhui Gujing Distillery Co. Ltd. Class B	9,900	150,620
Anhui Honglu Steel Construction Group Co. Ltd. Class A	7,460	22,766
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	74,880	46,060
Anhui Jinhe Industrial Co. Ltd. Class A	11,900	36,616
Security Description	Shares	Value
Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A (a)	349,500	$282,718
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	35,280	44,096
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	41,100	43,174
ANTA Sports Products Ltd.	75,125	728,780
Antong Holdings Co. Ltd. Class A (a)	240,300	84,368
Aotecar New Energy Technology Co. Ltd. Class A (a)	181,900	83,023
Apeloa Pharmaceutical Co. Ltd. Class A	24,300	52,520
Ascentage Pharma Group International (a) (b)	6,500	22,725
Autohome, Inc. ADR	3,665	102,840
Avary Holding Shenzhen Co. Ltd. Class A	8,800	27,584
AviChina Industry & Technology Co. Ltd. Class H	292,000	125,273
Avicopter PLC Class A	7,200	38,960
Bafang Electric Suzhou Co. Ltd. Class A	2,520	19,447
BAIC Motor Corp. Ltd. Class H (b)	131,000	38,250
Baidu, Inc. Class A (a)	123,590	1,837,575
Bank of China Ltd. Class H	4,272,466	1,630,514
Bank of Communications Co. Ltd. Class H	1,297,975	809,515
Bank of Jiangsu Co. Ltd. Class A	91,550	86,014
Bank of Nanjing Co. Ltd. Class A	61,900	64,155
Bank of Ningbo Co. Ltd. Class A	35,660	100,711
Bank of Shanghai Co. Ltd. Class A	52,600	44,100
Baoshan Iron & Steel Co. Ltd. Class A	89,700	74,702
Baozun, Inc. Class A (a)	4,979	4,476
BBMG Corp. Class H (c)	147,000	13,743
Beibuwan Port Co. Ltd. Class A	34,400	36,281
BeiGene Ltd. (a)	40,675	573,515
Beijing BDStar Navigation Co. Ltd. Class A (a)	32,100	142,364
Beijing Capital International Airport Co. Ltd. Class H (a)	62,000	18,183
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	3,250	5,186
Beijing Easpring Material Technology Co. Ltd. Class A	24,200	129,826
Beijing Enterprises Holdings Ltd.	51,500	179,063

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Beijing Enterprises Water Group Ltd.	312,000	$69,524
Beijing Jetsen Technology Co. Ltd. Class A (a)	169,700	121,068
Beijing Leike Defense Technology Co. Ltd. Class A (a)	282,500	214,238
Beijing Shiji Information Technology Co. Ltd. Class A	22,159	30,310
Beijing SL Pharmaceutical Co. Ltd. Class A	22,100	31,626
BGI Genomics Co. Ltd. Class A	400	2,696
Biem.L.Fdlkk Garment Co. Ltd. Class A	15,760	70,161
Bilibili, Inc. Class Z (a) (c)	13,204	158,275
Bit Digital, Inc. (a) (c)	6,422	27,165
Blue Sail Medical Co. Ltd. Class A	21,100	19,794
BOE Technology Group Co. Ltd. Class A	110,100	60,302
BOE Technology Group Co. Ltd. Class B	122,900	39,977
Bosideng International Holdings Ltd.	132,000	59,335
B-Soft Co. Ltd. Class A	116,510	107,174
BTG Hotels Group Co. Ltd. Class A (a)	15,900	34,879
BYD Co. Ltd. Class H	62,827	1,725,046
BYD Electronic International Co. Ltd.	53,000	248,420
Canaan, Inc. ADR (a) (c)	10,597	24,479
CanSino Biologics, Inc. Class H (a) (b) (c)	4,000	12,064
CECEP Solar Energy Co. Ltd. Class A	76,100	59,635
CECEP Wind-Power Corp. Class A	409,200	172,401
CETC Cyberspace Security Technology Co. Ltd. Class A	9,500	29,965
CETC Digital Technology Co. Ltd. Class A	15,900	48,567
CETC Potevio Science&Technology Co. Ltd. Class A	22,096	63,055
CGN New Energy Holdings Co. Ltd.	86,000	22,137
CGN Nuclear Technology Development Co. Ltd. Class A	37,300	37,978
CGN Power Co. Ltd. Class H (b)	827,000	216,055
Changchun Faway Automobile Components Co. Ltd. Class A	30,490	40,893
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	600	12,285
Security Description	Shares	Value
Changjiang Securities Co. Ltd. Class A	43,100	$32,564
Chengdu Hongqi Chain Co. Ltd. Class A	64,197	44,898
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	9,700	25,120
Chengtun Mining Group Co. Ltd. Class A (a)	53,000	32,303
Chengxin Lithium Group Co. Ltd. Class A	8,000	25,560
China Baoan Group Co. Ltd. Class A	53,000	87,383
China Cinda Asset Management Co. Ltd. Class H	728,600	72,780
China CITIC Bank Corp. Ltd. Class H	528,341	248,996
China Coal Energy Co. Ltd. Class H	80,000	72,741
China Communications Services Corp. Ltd. Class H	82,000	34,024
China Conch Environment Protection Holdings Ltd. (a) (c)	101,083	20,194
China Conch Venture Holdings Ltd.	96,583	80,150
China Construction Bank Corp. Class H	5,164,647	3,075,553
China Dongxiang Group Co. Ltd.	289,000	10,548
China Eastern Airlines Corp. Ltd. Class H (a)	118,000	34,001
China Education Group Holdings Ltd.	32,000	20,081
China Everbright Bank Co. Ltd. Class A	182,230	74,217
China Everbright Environment Group Ltd.	266,000	86,526
China Everbright Ltd.	74,000	43,783
China Feihe Ltd. (b)	108,000	59,058
China Galaxy Securities Co. Ltd. Class A	24,700	41,799
China Galaxy Securities Co. Ltd. Class H	229,100	121,173
China Gas Holdings Ltd.	170,200	168,052
China Great Wall Securities Co. Ltd. Class A	18,400	20,672
China International Capital Corp. Ltd. Class H (b)	55,600	81,600
China International Marine Containers Group Co. Ltd. Class H	97,500	62,432
China Jinmao Holdings Group Ltd.	337,552	32,421
China Kings Resources Group Co. Ltd. Class A	28,611	109,090
China Lesso Group Holdings Ltd.	91,000	47,548

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
China Life Insurance Co. Ltd. Class H	534,261	$692,410
China Lilang Ltd.	47,000	25,461
China Literature Ltd. (a) (b)	6,200	23,066
China Longyuan Power Group Corp. Ltd. Class H	314,637	238,540
China Medical System Holdings Ltd.	105,000	186,104
China Meheco Co. Ltd. Class A	29,380	46,088
China Meidong Auto Holdings Ltd. (c)	14,000	8,516
China Mengniu Dairy Co. Ltd.	226,041	607,906
China Merchants Bank Co. Ltd. Class A	104,045	406,501
China Merchants Bank Co. Ltd. Class H	181,946	633,784
China Merchants Port Holdings Co. Ltd.	188,831	257,303
China Merchants Securities Co. Ltd. Class A	31,266	59,892
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	32,000	42,828
China Minsheng Banking Corp. Ltd. Class H	334,220	113,425
China National Accord Medicines Corp. Ltd. Class B	16,690	28,769
China National Building Material Co. Ltd. Class H	268,000	114,633
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	15,600	42,371
China Oilfield Services Ltd. Class H	86,557	88,458
China Overseas Land & Investment Ltd.	239,669	422,338
China Overseas Property Holdings Ltd.	162,361	121,845
China Pacific Insurance Group Co. Ltd. Class A	14,700	49,092
China Pacific Insurance Group Co. Ltd. Class H	187,397	378,223
China Petroleum & Chemical Corp. Class H	1,199,421	628,239
China Power International Development Ltd. (c)	460,000	169,071
China Railway Group Ltd. Class H	406,000	180,940
China Rare Earth Resources & Technology Co. Ltd. Class A	3,200	12,435
China Resources Beer Holdings Co. Ltd.	119,590	523,782
China Resources Building Materials Technology Holdings Ltd.	34,000	7,402
China Resources Gas Group Ltd.	56,900	186,544
China Resources Land Ltd.	184,232	660,621
Security Description	Shares	Value
China Resources Medical Holdings Co. Ltd.	41,500	$25,617
China Resources Power Holdings Co. Ltd.	199,695	399,976
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	9,200	64,252
China Shenhua Energy Co. Ltd. Class H	264,523	906,185
China South City Holdings Ltd. (c)	228,000	8,760
China Southern Airlines Co. Ltd. Class H (a) (c)	164,000	69,519
China State Construction Engineering Corp. Ltd. Class A	127,400	86,059
China Taiping Insurance Holdings Co. Ltd.	79,941	68,797
China Testing & Certification International Group Co. Ltd. Class A	47,956	56,573
China Tourism Group Duty Free Corp. Ltd. Class A	9,400	110,480
China Tower Corp. Ltd. Class H (b)	2,462,000	258,542
China TransInfo Technology Co. Ltd. Class A (a)	22,200	34,950
China Travel International Investment Hong Kong Ltd. (c)	154,000	26,427
China Vanke Co. Ltd. Class A	42,400	62,285
China Vanke Co. Ltd. Class H	91,400	84,511
China Yangtze Power Co. Ltd. Class A	107,100	351,054
China Yongda Automobiles Services Holdings Ltd.	63,500	23,827
China Zhenhua Group Science & Technology Co. Ltd. Class A	13,600	112,382
Chinasoft International Ltd.	126,000	96,656
Chlitina Holding Ltd.	19,000	121,031
Chongqing Brewery Co. Ltd. Class A	6,900	64,391
Chongqing Changan Automobile Co. Ltd. Class A	26,154	61,817
Chongqing Changan Automobile Co. Ltd. Class B	125,556	70,427
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	37,394	69,320
Chongqing Gas Group Corp. Ltd. Class A	143,600	129,874
Chongqing Rural Commercial Bank Co. Ltd. Class H	130,000	50,445
Chongqing Zaisheng Technology Corp. Ltd. Class A	301,200	181,889
Chongqing Zhifei Biological Products Co. Ltd. Class A	12,000	102,986

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Chongqing Zongshen Power Machinery Co. Ltd. Class A	44,900	$41,806
Chow Tai Seng Jewellery Co. Ltd. Class A	19,932	42,492
CITIC Ltd.	384,000	383,580
CITIC Resources Holdings Ltd.	2,000	90
CITIC Securities Co. Ltd. Class A	36,975	105,775
CITIC Securities Co. Ltd. Class H	163,350	333,455
CITIC Telecom International Holdings Ltd.	129,000	54,187
CMOC Group Ltd. Class H	270,000	147,646
CMST Development Co. Ltd. Class A	76,300	54,648
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	85,035	53,501
Consun Pharmaceutical Group Ltd.	108,400	66,218
Contemporary Amperex Technology Co. Ltd. Class A	19,481	446,657
COSCO SHIPPING Development Co. Ltd. Class H	791,339	81,074
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (c)	161,215	152,161
COSCO SHIPPING Holdings Co. Ltd. Class A	139,300	187,413
COSCO SHIPPING Holdings Co. Ltd. Class H	98,450	98,973
COSCO SHIPPING Ports Ltd.	36,456	26,332
Country Garden Holdings Co. Ltd. (a) (c)	512,825	51,226
Country Garden Services Holdings Co. Ltd. (c)	53,865	46,563
CQ Pharmaceutical Holding Co. Ltd. Class A	56,100	39,156
CSC Financial Co. Ltd. Class A	12,500	41,534
CSG Holding Co. Ltd. Class B	126,950	40,319
CSPC Pharmaceutical Group Ltd.	538,320	500,503
CStone Pharmaceuticals (a) (b)	40,500	11,774
CTS International Logistics Corp. Ltd. Class A	48,180	50,003
Daan Gene Co. Ltd. Class A	41,760	56,770
Dada Nexus Ltd. ADR (a)	736	2,444
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	76,600	49,162
Daqo New Energy Corp. ADR (a)	4,021	106,959
Datang International Power Generation Co. Ltd. Class H (c)	210,000	33,079
Dazhong Transportation Group Co. Ltd. Class B	67,250	12,778
Deppon Logistics Co. Ltd. Class A (a)	22,000	44,707
Security Description	Shares	Value
DHC Software Co. Ltd. Class A	63,900	$55,369
Digital China Group Co. Ltd. Class A	22,200	93,251
Digital China Information Service Group Co. Ltd. Class A	27,300	43,285
Do-Fluoride New Materials Co. Ltd. Class A	9,820	20,990
Dongfang Electric Corp. Ltd. Class H	6,200	5,669
Dongfeng Motor Group Co. Ltd. Class H	288,468	143,707
Dongyue Group Ltd. (c)	79,000	57,162
Double Medical Technology, Inc. Class A (a)	9,400	53,583
East Buy Holding Ltd. (a) (b) (c)	26,000	92,565
East Group Co. Ltd. Class A	233,400	208,797
East Money Information Co. Ltd. Class A	11,700	23,069
Ecovacs Robotics Co. Ltd. Class A	9,500	55,287
Eve Energy Co. Ltd. Class A	20,800	123,271
Everbright Securities Co. Ltd. Class A	22,800	49,374
Fanhua, Inc. ADR (a)	6,209	40,917
Far East Horizon Ltd. (c)	182,000	143,110
FAW Jiefang Group Co. Ltd. Class A (a)	30,800	36,767
FIH Mobile Ltd. (a)	136,000	10,624
First Tractor Co. Ltd. Class H (c)	40,000	25,408
Flat Glass Group Co. Ltd. Class A	21,200	79,493
Flat Glass Group Co. Ltd. Class H (c)	19,000	32,070
Focus Media Information Technology Co. Ltd. Class A	70,600	62,662
Foran Energy Group Co. Ltd. Class A	29,370	47,269
Foshan Haitian Flavouring & Food Co. Ltd. Class A	22,601	120,454
Foxconn Industrial Internet Co. Ltd. Class A	90,300	191,745
Fufeng Group Ltd. (c)	71,000	39,371
Fujian Star-net Communication Co. Ltd. Class A	50,200	127,393
Fujian Sunner Development Co. Ltd. Class A	11,500	27,746
Full Truck Alliance Co. Ltd. ADR (a) (c)	26,020	182,400
Fuyao Glass Industry Group Co. Ltd. Class A	13,600	71,413
Ganfeng Lithium Group Co. Ltd. Class A	11,580	69,604
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	15,800	59,691
Gaotu Techedu, Inc. ADR (a) (c)	6,288	22,763

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
GCL System Integration Technology Co. Ltd. Class A (a)	60,100	$23,126
GCL Technology Holdings Ltd.	205,000	32,554
GDS Holdings Ltd. Class A (a)	32,420	37,616
Geely Automobile Holdings Ltd.	346,709	381,406
Genimous Technology Co. Ltd. Class A (a)	34,600	42,420
Genscript Biotech Corp. (a)	68,000	172,949
Getein Biotech, Inc. Class A	25,528	39,436
GF Securities Co. Ltd. Class H	69,600	83,250
Giant Network Group Co. Ltd. Class A	17,600	27,535
GigaDevice Semiconductor, Inc. Class A	4,228	54,858
Ginlong Technologies Co. Ltd. Class A	2,800	27,486
GoerTek, Inc. Class A	21,500	63,438
Goke Microelectronics Co. Ltd. Class A	7,300	60,425
Golden Solar New Energy Technology Holdings Ltd. (a) (c)	52,000	25,572
GoldenHome Living Co. Ltd. Class A	14,648	51,613
Goldenmax International Group Ltd. Class A	141,400	176,934
Goldwind Science & Technology Co. Ltd.	19,659	8,837
Goldwind Science & Technology Co. Ltd. Class A	27,300	30,672
GoodWe Technologies Co. Ltd. Class A	2,655	48,688
Gotion High-tech Co. Ltd. Class A (a)	39,100	118,059
Grandblue Environment Co. Ltd. Class A	16,628	40,469
Great Wall Motor Co. Ltd. Class H (c)	225,992	293,468
Gree Real Estate Co. Ltd. Class A (a)	53,900	54,728
Greentown China Holdings Ltd. (c)	68,500	69,741
Grinm Advanced Materials Co. Ltd. Class A	23,400	40,717
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	102,800	91,386
Guangdong Haid Group Co. Ltd. Class A	8,300	52,349
Guangdong Hongda Holdings Group Co. Ltd. Class A	16,200	45,684
Guangdong Investment Ltd.	216,000	157,120
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,400	7,961
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	28,400	58,111
Security Description	Shares	Value
Guangshen Railway Co. Ltd. Class H (a)	36,500	$7,105
Guangzhou Automobile Group Co. Ltd. Class H	226,844	105,454
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	46,000	128,129
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	5,600	22,249
Guangzhou Haige Communications Group, Inc. Co. Class A	127,500	230,089
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,292	64,076
Guangzhou R&F Properties Co. Ltd. Class H (a) (c)	145,776	21,282
Guangzhou Restaurant Group Co. Ltd. Class A	12,600	34,559
Guangzhou Tinci Materials Technology Co. Ltd. Class A	9,520	33,531
Guizhou Panjiang Refined Coal Co. Ltd. Class A	79,784	69,133
Guocheng Mining Co. Ltd. Class A	32,400	46,912
Guolian Securities Co. Ltd. Class A (a)	1,500	2,284
Guosen Securities Co. Ltd. Class A	29,900	35,860
Guosheng Financial Holding, Inc. Class A (a)	1,900	2,487
Guotai Junan Securities Co. Ltd. Class A	27,400	57,258
H World Group Ltd.	107,420	361,114
Haidilao International Holding Ltd. (b)	43,000	80,069
Haier Smart Home Co. Ltd. Class A	24,200	71,370
Haier Smart Home Co. Ltd. Class H	130,898	369,633
Hainan Strait Shipping Co. Ltd. Class A	191,775	157,016
Haisco Pharmaceutical Group Co. Ltd. Class A (a)	14,600	47,467
Haitian International Holdings Ltd.	43,000	106,391
Haitong Securities Co. Ltd. Class A	21,800	28,687
Haitong Securities Co. Ltd. Class H	216,800	115,778
Hang Zhou Great Star Industrial Co. Ltd. Class A	34,500	109,112
Hangcha Group Co. Ltd. Class A	30,360	106,080
Hangjin Technology Co. Ltd. Class A	4,000	17,628
Hangzhou Chang Chuan Technology Co. Ltd. Class A	9,500	50,685

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Hangzhou Oxygen Plant Group Co. Ltd. Class A	17,800	$73,019
Hangzhou Robam Appliances Co. Ltd. Class A	11,300	34,564
Hangzhou Silan Microelectronics Co. Ltd. Class A	15,500	49,696
Hangzhou Tigermed Consulting Co. Ltd. Class A	9,500	73,339
Han's Laser Technology Industry Group Co. Ltd. Class A	8,800	25,607
Hansoh Pharmaceutical Group Co. Ltd. (b)	40,000	80,732
Harbin Boshi Automation Co. Ltd. Class A	28,289	60,347
Health & Happiness H&H International Holdings Ltd.	16,000	24,793
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,200	10,134
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,750	32,409
Hello Group, Inc. ADR	9,924	68,972
Henan Lingrui Pharmaceutical Co. Class A	30,300	72,807
Henan Shuanghui Investment & Development Co. Ltd. Class A	15,700	58,892
Henan Yicheng New Energy Co. Ltd. Class A (a)	169,400	115,144
Henan Yuguang Gold & Lead Co. Ltd. Class A	28,200	23,960
Hengan International Group Co. Ltd.	53,500	199,035
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	34,400	65,412
Hengli Petrochemical Co. Ltd. Class A (a)	22,700	41,985
Hexing Electrical Co. Ltd. Class A	15,800	64,415
Hiconics Eco-energy Technology Co. Ltd. Class A (a)	361,900	257,171
Hisense Home Appliances Group Co. Ltd. Class A	31,500	90,245
Horizon Construction Development Ltd. (a)	6,740	3,962
Hoyuan Green Energy Co. Ltd. Class A	18,235	85,226
Hua Hong Semiconductor Ltd. (a) (b)	31,000	74,954
Huabao Flavours & Fragrances Co. Ltd. Class A	1,700	5,112
Huadian Power International Corp. Ltd. Class H (c)	132,000	58,659
Huadong Medicine Co. Ltd. Class A	13,100	76,275
Huafon Chemical Co. Ltd. Class A	52,200	49,190
Security Description	Shares	Value
Hualan Biological Engineering, Inc. Class A	16,744	$52,038
Huaneng Power International, Inc. Class H (a)	410,472	217,627
Huangshan Tourism Development Co. Ltd. Class B (a)	47,800	34,368
Huatai Securities Co. Ltd. Class A	44,300	86,788
Huatai Securities Co. Ltd. Class H (b)	46,200	58,338
Huayu Automotive Systems Co. Ltd. Class A	15,600	35,667
Hubei Biocause Pharmaceutical Co. Ltd. Class A	45,400	18,107
Hubei Dinglong Co. Ltd. Class A	5,400	18,352
Huizhou Desay Sv Automotive Co. Ltd. Class A	9,500	172,787
Hunan Aihua Group Co. Ltd. Class A	12,600	38,080
Hundsun Technologies, Inc. Class A	15,818	63,889
HUYA, Inc. ADR (a)	3,630	13,286
Hytera Communications Corp. Ltd. Class A (a)	166,700	139,295
HyUnion Holding Co. Ltd. Class A (a)	18,100	16,929
Iflytek Co. Ltd. Class A	10,600	69,043
IKD Co. Ltd. Class A	22,800	70,251
I-Mab ADR (a) (c)	1,069	2,031
Industrial & Commercial Bank of China Ltd. Class H	4,204,028	2,056,641
Industrial Bank Co. Ltd. Class A	88,200	200,787
INESA Intelligent Tech, Inc. Class B	349,500	181,390
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	41,500	83,168
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	123,900	65,077
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	18,600	69,875
Inner Mongolia Yitai Coal Co. Ltd. Class B (a)	141,081	217,406
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	39,500	32,563
InnoCare Pharma Ltd. (a) (b)	31,000	27,353
Innovent Biologics, Inc. (a) (b)	53,500	292,900
Intco Medical Technology Co. Ltd. Class A	5,380	17,650
iQIYI, Inc. ADR (a)	15,557	75,918
JA Solar Technology Co. Ltd. Class A	18,784	54,659
Jason Furniture Hangzhou Co. Ltd. Class A	9,610	47,236
JD Health International, Inc. (a) (b)	48,500	242,856

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
JD.com, Inc. Class A	128,347	$1,849,132
Jiajiayue Group Co. Ltd. Class A	16,500	30,286
Jiangsu Eastern Shenghong Co. Ltd. Class A	16,200	21,841
Jiangsu Expressway Co. Ltd. Class H	232,299	208,840
Jiangsu Guotai International Group Co. Ltd. Class A	92,300	101,496
Jiangsu Hengli Hydraulic Co. Ltd. Class A	9,582	73,581
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	31,956	202,984
Jiangsu Hoperun Software Co. Ltd. Class A (a)	15,900	58,012
Jiangsu King's Luck Brewery JSC Ltd. Class A	9,400	64,356
Jiangsu Shagang Co. Ltd. Class A	81,700	43,830
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	6,500	100,322
Jiangsu Yangnong Chemical Co. Ltd. Class A	9,280	82,262
Jiangsu Yoke Technology Co. Ltd. Class A	23,100	180,794
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	14,897	72,345
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a)	42,100	7,686
Jiangxi Copper Co. Ltd. Class H	172,578	243,997
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	18,800	89,768
Jinke Properties Group Co. Ltd. Class A (a)	71,200	18,098
JinkoSolar Holding Co. Ltd. ADR (c)	2,384	88,065
Jinneng Science&Technology Co. Ltd. Class A	133,600	151,413
JiuGui Liquor Co. Ltd. Class A	400	4,109
Jizhong Energy Resources Co. Ltd. Class A	117,600	117,920
JL Mag Rare-Earth Co. Ltd. Class A	4,920	13,971
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	28,400	49,576
Joinn Laboratories China Co. Ltd. Class A	24,432	81,353
Jointown Pharmaceutical Group Co. Ltd. Class A	43,360	42,687
Joy City Property Ltd.	62,000	1,707
Joyoung Co. Ltd. Class A	20,000	35,699
JOYY, Inc. ADR	2,634	104,570
Juewei Food Co. Ltd. Class A	7,800	29,423
Security Description	Shares	Value
JW Cayman Therapeutics Co. Ltd. (a) (b)	20,000	$5,789
Kama Co. Ltd. Class B (a)	163,849	50,793
Kandi Technologies Group, Inc. (a)	3,696	10,349
Kanzhun Ltd. ADR	12,090	200,815
KE Holdings, Inc. ADR	29,991	486,154
Keshun Waterproof Technologies Co. Ltd. Class A	6,020	5,191
Kingboard Holdings Ltd.	68,200	163,151
KingClean Electric Co. Ltd. Class A	16,140	50,547
Kingdee International Software Group Co. Ltd. (a)	152,000	221,521
Kingsoft Cloud Holdings Ltd. (a) (c)	6,390	1,645
Kingsoft Corp. Ltd.	66,200	204,317
Kintor Pharmaceutical Ltd. (a) (b)	20,000	4,175
Kuaishou Technology (a) (b)	91,494	620,423
Kuang-Chi Technologies Co. Ltd. Class A (a)	28,600	59,364
Kunlun Energy Co. Ltd.	280,000	252,441
Kweichow Moutai Co. Ltd. Class A	5,671	1,374,624
KWG Group Holdings Ltd. (a)	110,451	7,921
KWG Living Group Holdings Ltd. (a)	48,416	2,914
LB Group Co. Ltd. Class A	4,200	10,104
Lee & Man Paper Manufacturing Ltd.	141,000	41,351
Lenovo Group Ltd.	469,703	656,864
Lens Technology Co. Ltd. Class A	7,700	14,274
LexinFintech Holdings Ltd. ADR	4,853	8,930
Li Auto, Inc. Class A (a)	59,828	1,127,059
Li Ning Co. Ltd.	147,257	394,141
Lier Chemical Co. Ltd. Class A	74,560	125,338
Lifetech Scientific Corp. (a)	158,000	47,550
Lingyi iTech Guangdong Co. Class A	36,400	34,557
Livzon Pharmaceutical Group, Inc. Class H	26,597	82,258
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	5,200	15,423
Longfor Group Holdings Ltd. (b)	89,476	143,234
LONGi Green Energy Technology Co. Ltd. Class A	47,012	151,192
Lu Thai Textile Co. Ltd. Class B	46,800	28,828
Luenmei Quantum Co. Ltd. Class A	128,300	102,163
Lufax Holding Ltd. ADR	2,055	6,309
Lushang Freda Pharmaceutical Co. Ltd. Class A (a)	300	406
Luxshare Precision Industry Co. Ltd. Class A	40,708	196,948

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Luye Pharma Group Ltd. (a) (b) (c)	131,000	$62,576
Luzhou Laojiao Co. Ltd. Class A	7,800	196,539
Maanshan Iron & Steel Co. Ltd. Class A	167,500	63,983
Mango Excellent Media Co. Ltd. Class A	1,400	4,955
Maxscend Microelectronics Co. Ltd. Class A	2,592	51,326
Mayinglong Pharmaceutical Group Co. Ltd. Class A	15,800	53,653
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	38,800	32,748
Meituan Class B (a) (b)	228,117	2,392,606
Metallurgical Corp. of China Ltd. Class H	280,000	54,504
Microport Scientific Corp. (a)	47,763	51,503
Milkyway Chemical Supply Chain Service Co. Ltd. Class A	7,400	55,298
Ming Yuan Cloud Group Holdings Ltd. (a)	32,000	11,802
MINISO Group Holding Ltd. ADR	4,750	96,900
Minth Group Ltd.	58,000	117,210
MLS Co. Ltd. Class A	24,800	30,162
Montnets Cloud Technology Group Co. Ltd. Class A (a)	15,900	24,897
Muyuan Foods Co. Ltd. Class A	26,514	153,336
NanJi E-Commerce Co. Ltd. Class A (a)	31,100	16,990
Nanjing Hanrui Cobalt Co. Ltd. Class A	1,000	3,973
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	16,647	35,068
NARI Technology Co. Ltd. Class A	41,036	128,630
NAURA Technology Group Co. Ltd. Class A	700	24,155
NavInfo Co. Ltd. Class A (a)	22,500	28,123
NetDragon Websoft Holdings Ltd.	40,000	63,418
NetEase, Inc.	97,970	1,764,038
New China Life Insurance Co. Ltd. Class A	8,400	36,723
New China Life Insurance Co. Ltd. Class H	51,800	100,966
New Hope Liuhe Co. Ltd. Class A (a)	25,500	33,376
New Oriental Education & Technology Group, Inc. (a)	89,710	634,750
Newborn Town, Inc. (a)	90,000	22,360
Newland Digital Technology Co. Ltd. Class A	16,499	45,438
Ningbo Huaxiang Electronic Co. Ltd. Class A	18,600	33,984
Security Description	Shares	Value
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,400	$14,409
Ningbo Sanxing Medical Electric Co. Ltd. Class A	32,100	92,415
Ningbo Tuopu Group Co. Ltd. Class A	20,500	211,604
Ningbo Xusheng Group Co. Ltd. Class A	16,808	46,572
NIO, Inc. ADR (a)	71,594	649,358
Niu Technologies ADR (a)	2,509	5,495
Noah Holdings Ltd. ADR	1,863	25,728
Nongfu Spring Co. Ltd. Class H (b) (c)	41,200	238,223
Offcn Education Technology Co. Ltd. Class A (a)	22,500	12,892
Offshore Oil Engineering Co. Ltd. Class A	24,700	20,605
Oppein Home Group, Inc. Class A	9,280	90,720
Orient Securities Co. Ltd. Class A	35,856	43,809
PCI Technology Group Co. Ltd. Class A (a)	42,390	34,052
PDD Holdings, Inc. ADR (a)	35,055	5,128,897
People's Insurance Co. Group of China Ltd. Class A	21,200	14,410
People's Insurance Co. Group of China Ltd. Class H	361,000	110,955
Perfect World Co. Ltd. Class A	15,800	26,272
PetroChina Co. Ltd. Class A	274,700	272,362
PetroChina Co. Ltd. Class H	689,208	455,438
Pharmaron Beijing Co. Ltd. Class A	12,300	50,060
PhiChem Corp. Class A	9,500	21,026
PICC Property & Casualty Co. Ltd. Class H	554,433	658,911
Ping An Bank Co. Ltd. Class A	100,200	132,135
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	23,400	53,222
Ping An Insurance Group Co. of China Ltd. Class A	30,800	174,317
Ping An Insurance Group Co. of China Ltd. Class H	330,182	1,494,763
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	83,900	136,208
Poly Developments & Holdings Group Co. Ltd. Class A	42,400	58,950
Poly Property Group Co. Ltd.	192,155	39,127
Pop Mart International Group Ltd. (b)	16,800	43,568
Postal Savings Bank of China Co. Ltd. Class H (b)	283,000	135,184
Pylon Technologies Co. Ltd. Class A	1,630	24,265
Qianhe Condiment & Food Co. Ltd. Class A	24,648	55,973
Qifu Technology, Inc. ADR	3,018	47,745

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Qingdao East Steel Tower Stock Co. Ltd. Class A	136,100	$136,662
Qudian, Inc. ADR (a)	8,951	18,260
Rainbow Digital Commercial Co. Ltd. Class A	26,700	20,736
Red Avenue New Materials Group Co. Ltd. Class A	2,100	9,821
RLX Technology, Inc. ADR (c)	41,585	83,170
Roshow Technology Co. Ltd. Class A (a)	156,300	136,092
SAIC Motor Corp. Ltd. Class A	28,500	54,153
Sailun Group Co. Ltd. Class A	57,900	95,543
Sany Heavy Industry Co. Ltd. Class A	34,600	66,910
Satellite Chemical Co. Ltd. Class A (a)	47,291	97,961
Seazen Group Ltd. (a) (c)	96,952	15,768
Seazen Holdings Co. Ltd. Class A (a)	13,200	21,152
SF Holding Co. Ltd. Class A	11,300	64,113
Shaanxi Coal Industry Co. Ltd. Class A	50,300	147,567
Shandong Chenming Paper Holdings Ltd. Class H (a)	40,350	10,335
Shandong Dawn Polymer Co. Ltd. Class A	5,700	10,254
Shandong Denghai Seeds Co. Ltd. Class A (a)	3,200	5,946
Shandong Gold Mining Co. Ltd. Class A	28,260	90,766
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	14,100	58,950
Shandong Hi-Speed New Energy Group Ltd. (a) (c)	9,007	2,492
Shandong Linglong Tyre Co. Ltd. Class A	13,200	35,648
Shandong Molong Petroleum Machinery Co. Ltd. Class A (a)	104,100	66,373
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (c)	145,600	141,898
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	24,700	70,694
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (a)	21,160	31,975
Shanghai AtHub Co. Ltd. Class A	25,288	70,388
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	24,336	84,109
Shanghai Baosight Software Co. Ltd. Class A	13,531	92,733
Shanghai Baosight Software Co. Ltd. Class B	66,628	141,251
Security Description	Shares	Value
Shanghai Belling Co. Ltd. Class A	58,100	$116,027
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	98,400	43,985
Shanghai Daimay Automotive Interior Co. Ltd. Class A	33,593	68,360
Shanghai Electric Group Co. Ltd. Class H (a)	290,418	60,623
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	33,551	67,756
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	9,500	33,394
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	21,500	46,808
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (c)	30,000	54,171
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	119,000	38,861
Shanghai Haixin Group Co. Class B	164,113	53,173
Shanghai Haohai Biological Technology Co. Ltd. Class H (b) (c)	7,700	39,740
Shanghai Henlius Biotech, Inc. Class H (a) (b)	1,400	2,492
Shanghai Industrial Holdings Ltd.	31,000	38,469
Shanghai International Airport Co. Ltd. Class A (a)	11,000	50,639
Shanghai International Port Group Co. Ltd. Class A	88,800	61,107
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	100,296	44,130
Shanghai Jinjiang International Travel Co. Ltd. Class B	44,674	53,162
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	22,700	32,230
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	7,267	42,690
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	137,464	44,813
Shanghai M&G Stationery, Inc. Class A	7,796	41,112
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	42,884	39,024
Shanghai Medicilon, Inc. Class A	3,345	32,122
Shanghai New Power Automotive Technology Co. Ltd. Class B (a)	162,300	32,785

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	16,400	$38,532
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	45,300	66,251
Shanghai Pudong Development Bank Co. Ltd. Class A	64,600	60,058
Shanghai Putailai New Energy Technology Co. Ltd. Class A	25,261	74,251
Shanghai RAAS Blood Products Co. Ltd. Class A	37,700	42,356
Shanghai Runda Medical Technology Co. Ltd. Class A	26,100	74,591
Shanghai Wanye Enterprises Co. Ltd. Class A	25,200	61,084
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	16,900	45,807
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B (a)	125,700	24,134
Shanxi Blue Flame Holding Co. Ltd. Class A	36,000	35,946
Shanxi Coking Coal Energy Group Co. Ltd. Class A	56,670	78,631
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	32,000	98,464
Shanxi Meijin Energy Co. Ltd. Class A (a)	34,400	32,175
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	9,200	298,109
Shengda Resources Co. Ltd. Class A (a)	18,400	28,554
Shengyi Technology Co. Ltd. Class A	17,800	45,771
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	420	10,754
Shenzhen Agricultural Products Group Co. Ltd. Class A	63,000	57,244
Shenzhen Aisidi Co. Ltd. Class A	45,200	58,971
Shenzhen Capchem Technology Co. Ltd. Class A	3,280	21,788
Shenzhen Das Intellitech Co. Ltd. Class A	103,483	46,796
Shenzhen Expressway Corp. Ltd. Class H	29,000	23,435
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	33,900	70,127
Shenzhen Gas Corp. Ltd. Class A	41,200	39,866
Shenzhen Gongjin Electronics Co. Ltd. Class A	91,000	114,507
Shenzhen H&T Intelligent Control Co. Ltd. Class A	72,400	145,296
Shenzhen Huaqiang Industry Co. Ltd. Class A	19,800	31,338
Shenzhen Investment Ltd.	208,197	30,662
Security Description	Shares	Value
Shenzhen Kangtai Biological Products Co. Ltd. Class A	4,620	$17,616
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	12,900	20,961
Shenzhen Kinwong Electronic Co. Ltd. Class A	10,820	34,281
Shenzhen Megmeet Electrical Co. Ltd. Class A	37,000	127,826
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	3,200	130,596
Shenzhen MTC Co. Ltd. Class A	109,200	85,574
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	82,193	36,245
Shenzhen SC New Energy Technology Corp. Class A	600	6,236
Shenzhen Senior Technology Material Co. Ltd. Class A	10,940	23,691
Shenzhen Sunlord Electronics Co. Ltd. Class A	11,800	44,760
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	79,800	107,362
Shenzhen World Union Group, Inc. Class A (a)	14,400	4,874
Shenzhen Ysstech Info-tech Co. Ltd. Class A	114,700	125,000
Shenzhou International Group Holdings Ltd.	34,987	360,240
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	47,600	57,623
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	11,000	44,877
Sichuan New Energy Power Co. Ltd. Class A (a)	13,900	25,943
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,400	6,250
Sinofibers Technology Co. Ltd. Class A	19,600	82,109
Sinoma Science & Technology Co. Ltd. Class A	20,500	45,833
Sino-Ocean Group Holding Ltd. (a) (c)	553,711	31,201
Sinopec Oilfield Service Corp. Class A (a)	125,100	32,151
Sinopec Oilfield Service Corp. Class H (a)	6,000	373
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	408,878	59,170
Sinopharm Group Co. Ltd. Class H	81,600	213,704
Sinotrans Ltd. Class H	157,000	65,747
Sinotruk Hong Kong Ltd.	21,000	41,201
SITC International Holdings Co. Ltd.	128,000	220,968
Skshu Paint Co. Ltd. Class A	17,646	117,985

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Skyworth Digital Co. Ltd. Class A	28,500	$62,879
Smoore International Holdings Ltd. (b) (c)	88,000	73,253
Sohu.com Ltd. ADR (a)	2,990	29,691
SooChow Securities Co. Ltd. Class A	42,190	43,312
SOS Ltd. ADR (a)	16	74
South Manganese Investment Ltd. (a) (c) (d)	408,000	19,398
State Grid Information & Communication Co. Ltd. Class A	6,100	12,979
STO Express Co. Ltd. Class A (a)	17,494	19,139
Sun Art Retail Group Ltd.	152,000	27,252
Sunac Services Holdings Ltd. (b)	8,751	2,096
Sungrow Power Supply Co. Ltd. Class A	10,600	130,390
Suning Universal Co. Ltd. Class A	77,400	28,153
Sunny Optical Technology Group Co. Ltd.	46,629	423,083
Sunresin New Materials Co. Ltd. Class A	3,075	22,914
Sunward Intelligent Equipment Co. Ltd. Class A (a)	62,400	53,719
Sunwoda Electronic Co. Ltd. Class A	16,400	33,995
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	13,600	34,723
Suzhou Maxwell Technologies Co. Ltd. Class A	6,582	119,714
Taiji Computer Corp. Ltd. Class A	13,879	57,558
TAL Education Group ADR (a)	27,895	352,314
TCL Electronics Holdings Ltd.	88,000	28,738
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	25,825	56,723
Tencent Holdings Ltd.	323,696	12,170,908
Tencent Music Entertainment Group ADR (a)	12,594	113,472
Tianma Microelectronics Co. Ltd. Class A (a)	20,100	30,063
Tianneng Power International Ltd. (c)	64,000	54,013
Tianshui Huatian Technology Co. Ltd. Class A	43,800	52,408
Tibet Summit Resources Co. Ltd. Class A (a)	8,300	14,174
Times China Holdings Ltd. (a)	31,000	1,032
Tingyi Cayman Islands Holding Corp.	202,383	246,741
Tong Ren Tang Technologies Co. Ltd. Class H	92,000	77,172
Security Description	Shares	Value
Tongcheng Travel Holdings Ltd. (a)	35,200	$65,094
TongFu Microelectronics Co. Ltd. Class A	23,200	75,328
Tongwei Co. Ltd. Class A	23,000	80,849
Topchoice Medical Corp. Class A (a)	6,700	71,934
TravelSky Technology Ltd. Class H	67,000	115,835
Trip.com Group Ltd. (a)	26,729	950,237
Triumph New Energy Co. Ltd. Class H (a) (c)	42,000	22,860
Tsingtao Brewery Co. Ltd. Class H	48,000	322,108
Tuya, Inc. ADR (a)	6,422	14,771
Unigroup Guoxin Microelectronics Co. Ltd. Class A (a)	9,499	89,979
Uni-President China Holdings Ltd.	127,000	90,266
Unisplendour Corp. Ltd. Class A (a)	16,020	43,534
Universal Scientific Industrial Shanghai Co. Ltd. Class A	17,800	37,772
Up Fintech Holding Ltd. ADR (a)	11,352	50,176
Valiant Co. Ltd. Class A	20,500	47,762
Venus MedTech Hangzhou, Inc. Class H (a) (b)	4,500	3,239
Vipshop Holdings Ltd. ADR (a)	21,349	379,158
Visionox Technology, Inc. Class A (a)	146,500	230,636
Visual China Group Co. Ltd. Class A	18,900	39,018
Viva Biotech Holdings (a) (b)	15,500	2,084
Vnet Group, Inc. ADR (a) (c)	6,824	19,585
Walvax Biotechnology Co. Ltd. Class A	6,000	19,810
Wangneng Environment Co. Ltd. Class A	72,100	154,415
Wanhua Chemical Group Co. Ltd. Class A	12,300	132,698
Want Want China Holdings Ltd.	443,287	267,952
Wasu Media Holding Co. Ltd. Class A	31,000	32,086
Weibo Corp. ADR	2,858	31,295
Weichai Power Co. Ltd. Class A	87,500	167,735
Weichai Power Co. Ltd. Class H	31,000	51,769
Weimob, Inc. (a) (b) (c)	143,000	52,742
West China Cement Ltd.	262,000	22,816
Will Semiconductor Co. Ltd. Shanghai Class A	5,655	84,746
Wingtech Technology Co. Ltd. Class A (a)	16,700	99,230
Winning Health Technology Group Co. Ltd. Class A	71,500	72,197

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Wuhan Guide Infrared Co. Ltd. Class A	61,712	$63,267
Wuliangye Yibin Co. Ltd. Class A	19,444	383,140
WUS Printed Circuit Kunshan Co. Ltd. Class A	19,950	61,974
Wushang Group Co. Ltd. Class A	1,000	1,197
WuXi AppTec Co. Ltd. Class A	22,140	226,232
Wuxi Biologics Cayman, Inc. (a) (b)	191,280	725,088
Wuxi Taiji Industry Co. Ltd. Class A (a)	136,400	134,664
XD, Inc. (a)	26,400	34,485
Xiamen Faratronic Co. Ltd. Class A	6,700	87,130
Xiamen Intretech, Inc. Class A	13,560	37,077
Xiamen ITG Group Corp. Ltd. Class A	37,300	36,511
Xiamen Kingdomway Group Co. Class A	17,700	40,592
Xianhe Co. Ltd. Class A	1,000	2,267
Xiaomi Corp. Class B (a) (b)	705,843	1,410,140
Xilinmen Furniture Co. Ltd. Class A	21,900	52,316
Xinhuanet Co. Ltd. Class A	13,300	47,050
Xinjiang Xintai Natural Gas Co. Ltd. Class A	16,992	72,950
Xinte Energy Co. Ltd. Class H (a) (c)	19,200	26,900
Xinyi Glass Holdings Ltd.	229,794	257,794
Xinyi Solar Holdings Ltd.	248,228	144,959
XPeng, Inc. Class A (a) (c)	57,920	420,573
Xtep International Holdings Ltd.	86,465	48,832
Yadea Group Holdings Ltd. (b)	62,000	108,937
Yangzijiang Shipbuilding Holdings Ltd.	215,700	243,646
Yankuang Energy Group Co. Ltd. Class H (c)	202,323	384,511
Yantai Changyu Pioneer Wine Co. Ltd. Class B	27,553	30,628
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	32,900	84,692
Yantai Eddie Precision Machinery Co. Ltd. Class A	19,881	45,371
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	8,700	34,345
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	141,900	233,557
Yatsen Holding Ltd. ADR (a)	14,384	10,523
Yeahka Ltd. (a)	8,000	15,081
YGSOFT, Inc. Class A	64,461	55,946
Yidu Tech, Inc. (a) (b) (c)	27,600	17,885
Yifan Pharmaceutical Co. Ltd. Class A (a)	20,900	43,381
Yifeng Pharmacy Chain Co. Ltd. Class A	16,037	90,178
Security Description	Shares	Value
Yihai International Holding Ltd. (c)	20,000	$31,760
Yixintang Pharmaceutical Group Co. Ltd. Class A	11,000	35,778
Yonyou Network Technology Co. Ltd. Class A	20,520	51,267
Youdao, Inc. ADR (a)	6,422	25,303
YTO Express Group Co. Ltd. Class A	25,300	43,667
Yum China Holdings, Inc.	24,557	1,041,954
Yunda Holding Co. Ltd. Class A	21,830	22,871
Yunnan Energy New Material Co. Ltd. Class A	8,300	66,231
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (a)	82,600	143,030
Zai Lab Ltd. (a)	42,520	117,074
ZBOM Home Collection Co. Ltd. Class A	28,080	66,132
Zhaojin Mining Industry Co. Ltd. Class H	51,500	64,041
Zhejiang Akcome New Energy Technology Co. Ltd. (a)	221,800	67,282
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	116,318	84,291
Zhejiang Crystal-Optech Co. Ltd. Class A	89,400	169,996
Zhejiang Dahua Technology Co. Ltd. Class A	48,900	126,704
Zhejiang Dingli Machinery Co. Ltd. Class A	9,420	67,694
Zhejiang Expressway Co. Ltd. Class H	223,840	149,350
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	37,900	38,269
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,670	16,972
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	15,036	42,296
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	12,480	43,729
Zhejiang Jingu Co. Ltd. Class A (a)	104,600	105,473
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	27,160	48,518
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	76,600	53,142
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	31,600	88,224
Zhejiang Medicine Co. Ltd. Class A	22,100	33,302
Zhejiang Meida Industrial Co. Ltd. Class A	32,400	46,002
Zhejiang Narada Power Source Co. Ltd. Class A (a)	22,900	41,615
Zhejiang NHU Co. Ltd. Class A	16,924	40,310

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Zhejiang Semir Garment Co. Ltd. Class A	26,700	$21,636
Zhejiang Shibao Co. Ltd. Class A (a)	50,300	94,375
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	700	1,384
Zhejiang Supor Co. Ltd. Class A	7,590	56,504
Zhejiang Wansheng Co. Ltd. Class A	137,000	207,599
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	33,900	60,796
Zhejiang Yasha Decoration Co. Ltd. Class A	62,900	40,016
Zhejiang Yongtai Technology Co. Ltd. Class A	29,007	47,336
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	32,000	35,080
Zhihu, Inc. ADR (a) (c)	7,063	6,614
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b)	15,600	35,641
Zhongsheng Group Holdings Ltd.	39,000	93,298
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	92,600	2,601
Zhuzhou CRRC Times Electric Co. Ltd. Class H	53,000	151,360
Zijin Mining Group Co. Ltd. Class H	534,506	870,702
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	76,400	70,063
ZTE Corp. Class A	9,300	34,585
ZTE Corp. Class H	67,440	150,624
ZTO Express Cayman, Inc. ADR	30,122	640,996
		119,284,622
HONG KONG — 0.4%
Alibaba Pictures Group Ltd. (a)	810,107	49,798
C Fiber Optic (a) (d)	686,800	—
China Animal Healthcare Ltd. (a) (d)	305,700	—
China Common Rich Renewable Energy Investments Ltd. (a) (c) (d)	5,962,000	—
China First Capital Group Ltd. (a)	66,800	351
China High Speed Transmission Equipment Group Co. Ltd. (a) (c)	8,000	1,670
China Huishan Dairy Holdings Co. Ltd. (a) (d)	549,000	—
China Huiyuan Juice Group Ltd. (a) (d)	157,000	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	2,260,000	—
Security Description	Shares	Value
Citychamp Watch & Jewellery Group Ltd. (a)	292,000	$43,004
Comba Telecom Systems Holdings Ltd.	209,847	22,037
CTEG (a) (c) (d)	438,000	—
Digital China Holdings Ltd.	95,000	28,225
Ding Yi Feng Holdings Group International Ltd. (a)	24,000	5,194
Fullshare Holdings Ltd. (a)	622	50
Guotai Junan International Holdings Ltd.	18,000	1,383
Hi Sun Technology China Ltd. (a)	144,000	9,589
Huabao International Holdings Ltd.	35,000	11,161
National Agricultural Holdings Ltd. (a) (d)	57,816	—
Nine Dragons Paper Holdings Ltd. (a)	114,000	56,208
Sino Biopharmaceutical Ltd.	725,000	322,179
Skyworth Group Ltd.	61,600	23,509
SSY Group Ltd.	216,691	137,087
Tech-Pro, Inc. (a) (c) (d)	1,684,800	—
United Energy Group Ltd. (c)	188,000	20,465
United Laboratories International Holdings Ltd.	62,000	55,660
Vinda International Holdings Ltd. (c)	31,000	90,318
Wasion Holdings Ltd.	8,000	4,016
WH Group Ltd. (b)	463,259	299,009
		1,180,913
INDIA — 28.7%
Aarti Drugs Ltd.	2,666	15,673
Aavas Financiers Ltd. (a)	5,683	104,643
ABB India Ltd.	6,014	337,859
Adani Energy Solutions Ltd. (a)	14,580	183,227
Adani Enterprises Ltd.	19,462	666,311
Adani Green Energy Ltd. (a)	22,969	440,811
Adani Ports & Special Economic Zone Ltd.	62,548	769,957
Adani Power Ltd. (a)	58,348	368,226
Adani Total Gas Ltd.	15,473	183,702
Affle India Ltd. (a)	8,243	129,380
AIA Engineering Ltd.	6,444	285,712
Ajanta Pharma Ltd.	3,864	96,754
Alembic Pharmaceuticals Ltd.	8,118	74,084
Alok Industries Ltd. (a)	275,647	70,722
Amber Enterprises India Ltd. (a)	3,415	128,673
APL Apollo Tubes Ltd.	12,932	238,830
Apollo Hospitals Enterprise Ltd.	5,285	362,274
Apollo Tyres Ltd.	39,172	213,739
Ashok Leyland Ltd.	39,090	85,284
Asian Paints Ltd.	20,000	817,749
Astral Ltd.	8,610	197,371
AstraZeneca Pharma India Ltd.	6,136	407,519

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
AU Small Finance Bank Ltd. (b)	11,995	$113,501
Aurobindo Pharma Ltd.	26,856	349,845
Avenue Supermarts Ltd. (a) (b)	4,127	202,480
Axis Bank Ltd.	125,826	1,666,768
Bajaj Auto Ltd.	4,735	386,775
Bajaj Electricals Ltd.	18,486	219,552
Bajaj Finance Ltd.	13,467	1,185,895
Bajaj Finserv Ltd.	22,738	460,642
Bajaj Hindusthan Sugar Ltd. (a)	335,930	112,227
Bajel Projects Ltd. (a)	20,246	32,310
Balkrishna Industries Ltd.	6,587	203,320
Bandhan Bank Ltd. (b)	39,523	114,655
Bank of Baroda	38,179	106,030
BEML Land Assets Ltd. (a)	6,425	16,106
BEML Ltd.	5,466	185,840
Bharat Bijlee Ltd.	6,069	352,465
Bharat Electronics Ltd.	241,484	534,543
Bharat Forge Ltd.	20,865	310,504
Bharat Heavy Electricals Ltd.	183,362	426,489
Bharat Petroleum Corp. Ltd.	43,977	238,161
Bharti Airtel Ltd.	158,849	1,970,395
Biocon Ltd.	100,711	302,144
Birlasoft Ltd.	40,570	351,540
Bosch Ltd.	585	156,095
Brightcom Group Ltd. (a)	237,582	55,246
Britannia Industries Ltd.	3,605	231,273
Can Fin Homes Ltd.	46,681	436,244
Carysil Ltd.	8,468	83,659
Cholamandalam Financial Holdings Ltd.	26,391	329,849
Cholamandalam Investment & Finance Co. Ltd.	47,921	725,492
Cipla Ltd.	66,410	994,629
City Union Bank Ltd.	241	432
Coal India Ltd.	104,047	470,135
Crompton Greaves Consumer Electricals Ltd.	45,839	171,262
Dabur India Ltd.	26,072	174,578
DCB Bank Ltd.	56,248	89,799
Deepak Nitrite Ltd.	6,557	195,511
Delhivery Ltd. (a)	30,050	140,565
Dhani Services Ltd. (a)	20,845	9,719
Dish TV India Ltd. (a)	121,631	26,749
Dishman Carbogen Amcis Ltd. (a)	3,656	7,511
Divi's Laboratories Ltd.	6,875	322,535
Dixon Technologies India Ltd.	7,053	556,582
DLF Ltd.	50,253	438,675
Dr Lal PathLabs Ltd. (b)	5,998	185,799
Dr Reddy's Laboratories Ltd.	8,095	564,017
Edelweiss Financial Services Ltd.	32,691	30,584
Eicher Motors Ltd.	7,604	378,629
Elecon Engineering Co. Ltd.	18,064	201,222
Emami Ltd.	10,034	67,978
Epigral Ltd.	1,782	20,923
Security Description	Shares	Value
Escorts Kubota Ltd.	4,694	$168,274
Federal Bank Ltd.	123,585	231,906
Fine Organic Industries Ltd.	23	1,376
Finolex Cables Ltd.	19,496	250,489
Fortis Healthcare Ltd.	35,940	181,052
FSN E-Commerce Ventures Ltd. (a)	87,232	182,350
GAIL India Ltd.	189,788	369,706
Gillette India Ltd.	802	62,480
Glenmark Pharmaceuticals Ltd.	14,489	148,688
GMR Airports Infrastructure Ltd. (a)	476,427	461,176
Godrej Consumer Products Ltd.	36,651	498,230
Godrej Industries Ltd. (a)	14,069	125,865
Godrej Properties Ltd. (a)	8,502	205,705
Granules India Ltd.	45,984	224,052
Graphite India Ltd.	28,323	187,269
Grasim Industries Ltd.	11,042	283,276
Gujarat Pipavav Port Ltd.	37,619	69,190
Havells India Ltd.	26,227	431,145
HCL Technologies Ltd.	73,236	1,290,307
HDFC Bank Ltd.	293,431	6,027,212
HDFC Life Insurance Co. Ltd. (b)	42,802	332,638
HEG Ltd.	8,422	193,143
Hero MotoCorp Ltd.	9,229	459,106
HFCL Ltd.	80,373	81,277
Hikal Ltd.	8,456	30,887
Hindalco Industries Ltd.	85,191	629,460
Hindustan Construction Co. Ltd. (a)	475,361	163,378
Hindustan Copper Ltd.	20,336	66,875
Hindustan Petroleum Corp. Ltd. (a)	41,104	197,039
Hindustan Unilever Ltd.	64,227	2,056,121
Hindustan Zinc Ltd.	115,403	441,080
ICICI Bank Ltd.	585	7,006
ICICI Bank Ltd. ADR	153,778	3,666,068
ICICI Lombard General Insurance Co. Ltd. (b)	1,952	33,312
ICICI Prudential Life Insurance Co. Ltd. (b)	9,128	58,670
IDFC First Bank Ltd. (a)	240,693	257,140
IDFC Ltd.	124,440	189,396
IIFL Finance Ltd.	66,779	480,015
India Cements Ltd. (a)	28,069	87,330
Indiabulls Housing Finance Ltd.	33,652	87,655
Indiabulls Real Estate Ltd. (a)	28,530	29,880
IndiaMart InterMesh Ltd. (b)	710	23,224
Indian Hotels Co. Ltd.	46,250	243,634
Indian Oil Corp. Ltd.	249,221	388,894
Indus Towers Ltd. (a)	55,850	133,595
Infibeam Avenues Ltd.	698,764	180,540
Info Edge India Ltd.	4,760	294,027
Infosys Ltd. ADR	187,461	3,445,533
InterGlobe Aviation Ltd. (a) (b)	5,640	201,102

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
IOL Chemicals & Pharmaceuticals Ltd.	1,837	$10,228
Ipca Laboratories Ltd.	21,702	290,308
ITC Ltd. GDR	186,489	1,035,014
Jaiprakash Power Ventures Ltd. (a)	1,152,355	193,181
Jindal Stainless Ltd.	38,708	266,120
Jindal Steel & Power Ltd.	45,801	411,756
Jio Financial Services Ltd. (a)	168,697	472,253
Johnson Controls-Hitachi Air Conditioning India Ltd. (a)	8,289	111,186
JSW Energy Ltd.	43,814	215,374
JSW Steel Ltd.	49,514	523,768
Jubilant Foodworks Ltd.	36,504	247,875
Jubilant Ingrevia Ltd.	23,964	146,467
Jubilant Pharmova Ltd.	8,343	54,687
Just Dial Ltd. (a)	16,419	158,283
Jyoti Resins & Adhesives Ltd.	12,574	234,960
Karnataka Bank Ltd.	48,195	135,555
Kaveri Seed Co. Ltd.	9,372	68,994
Kotak Mahindra Bank Ltd.	64,134	1,470,599
KPIT Technologies Ltd.	14,976	272,448
Larsen & Toubro Ltd. GDR	37,825	1,611,345
Laurus Labs Ltd. (b)	71,257	368,386
Lemon Tree Hotels Ltd. (a) (b)	244,320	351,886
LIC Housing Finance Ltd.	30,380	195,722
LTIMindtree Ltd. (b)	6,783	513,120
Lupin Ltd.	19,290	306,677
Macrotech Developers Ltd. (b)	16,572	203,840
Mahindra & Mahindra Financial Services Ltd.	61,096	203,155
Mahindra & Mahindra Ltd.	50,289	1,045,137
MakeMyTrip Ltd. (a)	8,684	407,974
Manappuram Finance Ltd.	50,171	103,702
Marico Ltd.	40,929	269,782
Marksans Pharma Ltd.	194,269	376,101
Maruti Suzuki India Ltd.	6,392	791,367
Max Financial Services Ltd. (a)	11,873	136,160
Motherson Sumi Wiring India Ltd.	112,977	83,836
Muthoot Finance Ltd.	8,125	144,146
Natco Pharma Ltd.	7,750	75,564
Navin Fluorine International Ltd.	4,498	208,279
NCC Ltd.	68,312	136,889
Nestle India Ltd.	1,684	537,907
NOCIL Ltd.	52,367	172,147
NTPC Ltd.	233,304	872,362
Nuvama Wealth Management Ltd. (a)	364	15,703
Oberoi Realty Ltd.	7,548	130,921
Oil & Natural Gas Corp. Ltd.	266,479	656,641
Olectra Greentech Ltd.	12,225	197,860
One 97 Communications Ltd. (a)	9,464	72,271
Page Industries Ltd.	605	280,004
Persistent Systems Ltd.	4,028	357,687
Security Description	Shares	Value
PI Industries Ltd.	6,941	$293,267
Piramal Enterprises Ltd.	3,956	44,279
Piramal Pharma Ltd. (a)	19,638	32,768
PNB Housing Finance Ltd. (a) (b)	40,287	377,991
Power Finance Corp. Ltd.	79,468	365,378
Power Grid Corp. of India Ltd.	114,841	327,353
Rajesh Exports Ltd.	20,654	90,979
RattanIndia Enterprises Ltd. (a)	179,588	164,559
RattanIndia Power Ltd. (a)	1,246,315	134,795
Raymond Ltd.	7,131	147,665
RBL Bank Ltd. (b)	42,863	143,866
REC Ltd.	75,925	376,688
Reliance Industries Ltd. GDR (b)	86,474	5,404,625
Reliance Infrastructure Ltd. (a)	59,523	150,070
Reliance Power Ltd. (a)	415,209	116,259
Religare Enterprises Ltd. (a)	34,221	87,697
Route Mobile Ltd.	4,646	89,250
Samvardhana Motherson International Ltd.	110,414	135,275
SBI Life Insurance Co. Ltd. (b)	14,513	249,854
Sequent Scientific Ltd. (a)	83,888	114,672
Shilpa Medicare Ltd. (a)	10,522	41,765
Shree Renuka Sugars Ltd. (a)	187,133	106,032
Shriram Finance Ltd.	14,986	369,780
Siemens Ltd.	4,677	226,207
Solara Active Pharma Sciences Ltd. (a)	1,086	4,713
Sona Blw Precision Forgings Ltd. (b)	33,190	257,060
South Indian Bank Ltd.	401,392	128,791
SpiceJet Ltd. (a)	57,157	41,247
State Bank of India	128,349	990,299
Steel Authority of India Ltd.	165,114	245,348
Strides Pharma Science Ltd.	11,519	89,874
Subex Ltd. (a)	96,725	39,462
Sun Pharma Advanced Research Co. Ltd. (a)	21,220	73,136
Sun Pharmaceutical Industries Ltd.	87,225	1,320,161
Suzlon Energy Ltd. (a)	790,666	362,962
Tarsons Products Ltd. (a)	26,196	165,996
Tata Communications Ltd.	6,432	136,835
Tata Consultancy Services Ltd.	65,409	2,981,749
Tata Consumer Products Ltd.	22,294	291,167
Tata Elxsi Ltd.	1,136	119,499
Tata Motors Ltd.	119,566	1,120,674
Tata Steel Ltd.	274,008	459,678
Tata Teleservices Maharashtra Ltd. (a)	155,330	171,077
TCI Express Ltd.	939	15,509
Tech Mahindra Ltd.	36,656	560,608
Thyrocare Technologies Ltd. (b)	27,884	215,646
Titan Co. Ltd.	12,830	566,686
Torrent Pharmaceuticals Ltd.	11,615	321,809
Trent Ltd.	4,627	169,867

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
TVS Motor Co. Ltd.	28,442	$692,407
Ujjivan Financial Services Ltd.	13,805	93,741
UltraTech Cement Ltd.	4,921	621,117
United Breweries Ltd.	5,615	120,456
United Spirits Ltd.	35,877	481,910
UPL Ltd.	31,982	225,701
Vakrangee Ltd.	144,757	32,965
Vedanta Ltd.	44,974	139,737
VL E-Governance & IT Solutions Ltd. (a)	14,933	10,821
V-Mart Retail Ltd. (a)	2,389	57,553
Vodafone Idea Ltd. (a)	594,452	114,299
Wipro Ltd. ADR (c)	178,927	996,623
WNS Holdings Ltd. ADR (a)	6,940	438,608
Wockhardt Ltd. (a)	21,694	110,629
Yes Bank Ltd. (a)	157,982	40,723
Zee Entertainment Enterprises Ltd. (a)	58,055	191,648
Zomato Ltd. (a)	311,997	463,794
Zydus Lifesciences Ltd.	19,730	163,409
		91,526,847
INDONESIA — 2.9%
Ace Hardware Indonesia Tbk. PT	1,634,600	76,438
Adaro Energy Indonesia Tbk. PT	1,379,500	213,237
Adaro Minerals Indonesia Tbk. PT (a)	547,700	48,378
AKR Corporindo Tbk. PT	445,100	42,640
Astra International Tbk. PT	1,737,351	637,529
Bank Central Asia Tbk. PT	2,913,475	1,778,701
Bank Jago Tbk. PT (a)	109,600	20,643
Bank Mandiri Persero Tbk. PT	3,466,380	1,362,058
Bank Negara Indonesia Persero Tbk. PT	763,200	266,429
Bank Rakyat Indonesia Persero Tbk. PT	5,273,931	1,960,983
Barito Pacific Tbk. PT	1,362,003	117,650
Berkah Beton Sadaya Tbk. PT (a)	1,278,500	4,152
Chandra Asri Petrochemical Tbk. PT	424,512	144,748
Charoen Pokphand Indonesia Tbk. PT	397,300	129,664
Ciputra Development Tbk. PT	630,596	47,918
Elang Mahkota Teknologi Tbk. PT	708,400	27,145
GoTo Gojek Tokopedia Tbk. PT (a)	46,992,400	262,476
Gudang Garam Tbk. PT	1,900	2,508
Indah Kiat Pulp & Paper Tbk. PT	150,500	81,374
Indocement Tunggal Prakarsa Tbk. PT	194,325	118,637
Kalbe Farma Tbk. PT	683,100	71,429
Lippo Karawaci Tbk. PT (a)	2,762,610	17,404
Security Description	Shares	Value
Matahari Department Store Tbk. PT	14,200	$1,845
Media Nusantara Citra Tbk. PT	285,700	7,162
Pabrik Kertas Tjiwi Kimia Tbk. PT	54,400	25,792
Pakuwon Jati Tbk. PT	1,565,400	46,158
Perusahaan Gas Negara Tbk. PT	1,094,240	80,307
PP Persero Tbk. PT (a)	534,376	14,854
Semen Indonesia Persero Tbk. PT	424,061	176,267
Summarecon Agung Tbk. PT	671,427	25,074
Telkom Indonesia Persero Tbk. PT	3,925,594	1,007,086
Tower Bersama Infrastructure Tbk. PT	661,700	89,820
Transcoal Pacific Tbk. PT	61,900	29,649
Unilever Indonesia Tbk. PT	228,300	52,341
United Tractors Tbk. PT	129,645	190,506
Wijaya Karya Persero Tbk. PT (a)	521,357	8,127
		9,187,129
MALAYSIA — 2.9%
AEON Credit Service M Bhd.	88,300	107,036
Alliance Bank Malaysia Bhd.	462,010	340,852
AMMB Holdings Bhd.	77,600	67,721
Astro Malaysia Holdings Bhd.	152,000	13,066
Axiata Group Bhd.	324,483	168,067
Bermaz Auto Bhd.	179,680	92,284
British American Tobacco Malaysia Bhd.	4,100	8,289
Bursa Malaysia Bhd.	232,451	349,562
Cahya Mata Sarawak Bhd.	185,800	43,670
Carlsberg Brewery Malaysia Bhd. Class B	41,703	174,980
CELCOMDIGI Bhd.	138,400	122,888
CIMB Group Holdings Bhd.	376,564	479,412
Datasonic Group Bhd.	361,400	33,427
Dayang Enterprise Holdings Bhd.	118,850	41,384
Dialog Group Bhd.	404,600	182,268
Eco World Development Group Bhd.	154,300	35,259
Frontken Corp. Bhd.	126,400	89,126
Gamuda Bhd.	144,925	144,767
Genting Bhd.	316,900	318,624
Genting Malaysia Bhd.	351,000	205,482
Globetronics Technology Bhd.	101,700	35,855
Hartalega Holdings Bhd. (a)	72,900	42,836
Hibiscus Petroleum Bhd.	72,040	39,822
Hong Leong Bank Bhd.	35,400	145,606
IHH Healthcare Bhd.	90,600	118,894
IJM Corp. Bhd.	675,080	276,202
Inari Amertron Bhd.	406,512	266,290
IOI Corp. Bhd.	448,596	383,674
IOI Properties Group Bhd.	392,016	149,299

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
KNM Group Bhd. (a)	732,400	$14,345
Kuala Lumpur Kepong Bhd.	35,396	168,083
Malayan Banking Bhd.	305,429	590,917
Malaysia Airports Holdings Bhd.	91,682	146,851
Maxis Bhd.	237,400	198,910
MISC Bhd.	56,700	89,955
My EG Services Bhd.	595,022	105,537
Padini Holdings Bhd.	141,100	107,783
Pentamaster Corp. Bhd.	234,375	234,630
Petronas Chemicals Group Bhd.	93,500	145,693
PPB Group Bhd.	81,520	256,890
Press Metal Aluminium Holdings Bhd.	515,370	539,484
Public Bank Bhd.	884,473	825,765
RHB Bank Bhd.	193,901	229,981
Sime Darby Bhd.	246,988	126,316
Sime Darby Plantation Bhd.	236,299	229,357
Sime Darby Property Bhd.	291,688	39,675
Supermax Corp. Bhd.	143,534	29,363
Telekom Malaysia Bhd.	95,644	115,522
Tenaga Nasional Bhd.	166,550	363,909
Top Glove Corp. Bhd. (a)	314,800	61,658
Velesto Energy Bhd. (a)	657,300	32,901
Yinson Holdings Bhd.	266,920	145,223
YTL Corp. Bhd.	304,810	125,373
		9,400,763
PAKISTAN — 0.0% (e)
Millat Tractors Ltd.	21,027	43,477
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	80,660	64,965
Alliance Global Group, Inc.	537,200	109,429
Ayala Land, Inc.	836,651	520,499
Bank of the Philippine Islands	72,007	134,976
BDO Unibank, Inc.	161,554	380,728
Bloomberry Resorts Corp. (a)	316,900	56,312
Cebu Air, Inc. (a)	44,230	25,959
D&L Industries, Inc.	1,089,900	124,194
Globe Telecom, Inc.	1,749	54,326
GT Capital Holdings, Inc.	5,554	59,176
JG Summit Holdings, Inc.	243,472	167,737
Jollibee Foods Corp.	30,550	138,696
LT Group, Inc.	381,200	61,818
Metropolitan Bank & Trust Co.	64,530	59,781
PLDT, Inc.	12,504	288,806
Puregold Price Club, Inc.	228,750	111,122
SM Investments Corp.	22,585	355,650
SM Prime Holdings, Inc.	708,300	420,823
Universal Robina Corp.	64,720	138,147
		3,273,144
TAIWAN — 24.8%
Accton Technology Corp.	31,000	528,274
Acer, Inc.	464,395	814,078
Advantech Co. Ltd.	35,085	425,266
Security Description	Shares	Value
Alchip Technologies Ltd.	5,000	$533,553
ASE Technology Holding Co. Ltd.	271,043	1,192,252
Asia Cement Corp.	346,687	468,229
Asia Vital Components Co. Ltd.	28,000	307,001
ASPEED Technology, Inc.	2,000	203,320
Asustek Computer, Inc.	66,737	1,064,426
AUO Corp. ADR	89,359	530,523
Bank of Kaohsiung Co. Ltd. (a)	220,873	88,161
Catcher Technology Co. Ltd.	70,539	445,889
Cathay Financial Holding Co. Ltd.	835,838	1,245,975
Center Laboratories, Inc.	58,582	84,560
Chailease Holding Co. Ltd.	88,179	554,522
Chang Hwa Commercial Bank Ltd.	453,689	264,611
Cheng Shin Rubber Industry Co. Ltd.	93,000	136,058
China Development Financial Holding Corp. (a)	1,721,559	703,982
China Steel Chemical Corp.	18,877	72,887
China Steel Corp.	1,040,216	915,131
Chroma ATE, Inc.	17,000	117,984
Chunghwa Telecom Co. Ltd.	192,074	751,010
Compal Electronics, Inc.	644,029	836,238
Compeq Manufacturing Co. Ltd.	33,000	76,020
CTBC Financial Holding Co. Ltd.	1,583,570	1,462,805
Delta Electronics, Inc.	98,986	1,011,131
E.Sun Financial Holding Co. Ltd.	784,813	659,754
Eclat Textile Co. Ltd.	30,365	556,039
eCloudvalley Digital Technology Co. Ltd.	14,311	62,251
EirGenix, Inc. (a)	19,000	62,218
Elite Material Co. Ltd.	17,000	211,596
Elite Semiconductor Microelectronics Technology, Inc.	18,000	57,477
eMemory Technology, Inc.	3,318	264,873
Ennostar, Inc. (a)	79,585	120,063
Evergreen Marine Corp. Taiwan Ltd.	56,465	264,014
Everlight Electronics Co. Ltd.	105,996	172,685
Far Eastern New Century Corp.	573,352	582,870
Far EasTone Telecommunications Co. Ltd.	82,000	213,213
Faraday Technology Corp.	18,000	209,381
Feng TAY Enterprise Co. Ltd.	43,329	247,066
Firich Enterprises Co. Ltd.	31,767	32,553
First Financial Holding Co. Ltd.	566,292	505,577
FocalTech Systems Co. Ltd.	20,000	73,313
Formosa Chemicals & Fibre Corp.	390,182	792,048
Formosa Petrochemical Corp.	137,000	360,238
Formosa Plastics Corp.	388,663	1,002,985

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Foxconn Technology Co. Ltd.	157,519	$272,536
Fubon Financial Holding Co. Ltd.	619,801	1,308,649
Genius Electronic Optical Co. Ltd.	6,475	88,716
Giant Manufacturing Co. Ltd.	32,305	193,679
Globalwafers Co. Ltd.	15,884	303,804
Himax Technologies, Inc. ADR	13,730	83,341
Hiwin Technologies Corp.	31,745	243,074
Holy Stone Enterprise Co. Ltd.	14,700	46,461
Hon Hai Precision Industry Co. Ltd.	797,765	2,716,360
Hotai Motor Co. Ltd.	32,640	754,037
HTC Corp. (a)	80,710	134,909
Hua Nan Financial Holdings Co. Ltd.	671,909	489,310
Innolux Corp.	564,054	262,817
Inventec Corp.	252,000	433,541
ITEQ Corp.	17,267	47,710
King Yuan Electronics Co. Ltd.	201,898	558,516
Largan Precision Co. Ltd.	6,142	574,365
Lite-On Technology Corp.	116,394	443,724
Macronix International Co. Ltd.	177,673	181,491
Makalot Industrial Co. Ltd.	31,069	358,872
MediaTek, Inc.	92,601	3,062,512
Medigen Biotechnology Corp. (a)	14,000	20,436
Medigen Vaccine Biologics Corp. (a)	25,467	58,169
Mega Financial Holding Co. Ltd.	672,976	859,571
Merry Electronics Co. Ltd.	30,809	109,923
Microbio Co. Ltd.	3,956	6,509
Micro-Star International Co. Ltd.	32,000	212,704
Motech Industries, Inc.	76,627	70,034
Nan Ya Plastics Corp.	537,704	1,165,094
Nanya Technology Corp.	45,000	114,368
Nien Made Enterprise Co. Ltd.	11,000	126,521
Novatek Microelectronics Corp.	49,599	835,525
Nuvoton Technology Corp.	20,000	92,537
O-Bank Co. Ltd.	595,281	193,575
Oneness Biotech Co. Ltd.	18,204	115,367
PChome Online, Inc. (a)	20,893	30,090
Pegatron Corp.	224,900	639,734
PharmaEssentia Corp. (a)	11,483	129,458
Phoenix Silicon International Corp.	20,416	34,658
Pou Chen Corp.	159,000	160,085
Powertech Technology, Inc.	155,518	714,489
President Chain Store Corp.	32,000	280,999
Promos Technologies, Inc. (a) (d)	2,232	—
Quanta Computer, Inc.	147,729	1,080,633
Radiant Opto-Electronics Corp.	31,000	134,341
RDC Semiconductor Co. Ltd.	10,300	93,970
Realtek Semiconductor Corp.	47,825	734,738
Security Description	Shares	Value
RichWave Technology Corp. (a)	14,201	$85,140
Ritek Corp. (a)	59,593	15,922
Senhwa Biosciences, Inc. (a)	1,000	1,658
Shanghai Commercial & Savings Bank Ltd.	276,332	421,379
Shin Kong Financial Holding Co. Ltd. (a)	1,673,143	482,472
Silicon Motion Technology Corp. ADR	2,613	160,099
Simplo Technology Co. Ltd.	16,000	218,960
Sino-American Silicon Products, Inc.	26,000	166,045
SinoPac Financial Holdings Co. Ltd.	1,466,998	941,655
Sitronix Technology Corp.	10,000	90,582
Synnex Technology International Corp.	153,000	349,965
TA-I Technology Co. Ltd.	15,750	24,556
Taishin Financial Holding Co. Ltd.	850,873	501,810
Taiwan Cement Corp.	675,631	767,200
Taiwan Cooperative Financial Holding Co. Ltd.	219,882	191,292
Taiwan FU Hsing Industrial Co. Ltd.	145,000	226,072
Taiwan High Speed Rail Corp.	91,000	91,028
Taiwan Mobile Co. Ltd.	131,260	421,702
Taiwan Paiho Ltd.	20,000	37,536
Taiwan Semiconductor Manufacturing Co. Ltd.	206,000	3,980,320
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	190,864	19,849,856
Taiwan Surface Mounting Technology Corp.	20,000	62,495
Taiwan Union Technology Corp.	13,000	53,372
Teco Electric & Machinery Co. Ltd.	110,000	167,739
TPK Holding Co. Ltd.	23,000	27,129
Tripod Technology Corp.	75,361	478,826
Unimicron Technology Corp.	73,540	421,728
Uni-President Enterprises Corp.	339,893	825,077
United Integrated Services Co. Ltd.	51,755	446,040
United Microelectronics Corp. ADR (c)	173,675	1,469,290
Vanguard International Semiconductor Corp.	19,000	50,455
Voltronic Power Technology Corp.	6,804	379,102
Walsin Lihwa Corp.	394,453	496,753
Walsin Technology Corp.	25,000	100,194
Win Semiconductors Corp.	25,000	129,519
Winbond Electronics Corp.	88,658	87,963
Wistron Corp.	154,976	497,895
Wiwynn Corp.	9,248	549,929
WPG Holdings Ltd.	48,000	127,623
Yageo Corp.	21,596	420,091

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Yang Ming Marine Transport Corp.	89,000	$148,766
Yuanta Financial Holding Co. Ltd.	1,244,891	1,119,532
Zhen Ding Technology Holding Ltd.	39,000	138,512
		79,079,331
THAILAND — 2.8%
Advanced Info Service PCL	109,161	693,999
Airports of Thailand PCL	280,500	491,024
Bangkok Bank PCL NVDR	22,000	100,872
Bangkok Dusit Medical Services PCL Class F	76,500	62,195
Bangkok Expressway & Metro PCL	1,438,007	334,935
BEC World PCL	22,400	3,203
Bumrungrad Hospital PCL	28,000	182,114
Carabao Group PCL	12,900	31,180
Central Plaza Hotel PCL (a)	37,700	48,323
Charoen Pokphand Foods PCL	200,600	115,191
Chularat Hospital PCL	1,520,500	139,877
CP ALL PCL	392,654	644,214
CPN Retail Growth Leasehold REIT	28,500	9,435
Delta Electronics Thailand PCL	230,900	595,304
Electricity Generating PCL	16,899	63,373
Energy Absolute PCL	179,600	232,837
Frasers Property Thailand Industrial Freehold & Leasehold REIT	56,587	17,739
Global Power Synergy PCL	22,700	32,255
Gulf Energy Development PCL	207,600	270,657
Gunkul Engineering PCL	1,239,443	101,676
Hana Microelectronics PCL	80,900	126,212
Ichitan Group PCL	103,800	47,745
Indorama Ventures PCL	130,700	104,346
IRPC PCL	1,867,291	110,508
Jasmine International PCL	483,725	29,761
Kasikornbank PCL	45,454	179,778
Kasikornbank PCL NVDR	69,800	276,071
KCE Electronics PCL	137,270	221,192
Krungthai Card PCL	69,200	88,192
MC Group PCL	235,000	90,881
Mega Lifesciences PCL	179,500	211,671
Minor International PCL	271,646	234,778
Muangthai Capital PCL	18,000	23,731
PTG Energy PCL	139,400	35,736
PTT Exploration & Production PCL	121,107	530,447
PTT Global Chemical PCL NVDR	60,700	68,467
PTT PCL	579,483	606,944
SCB X PCL	75,028	233,003
Siam Cement PCL NVDR	39,100	350,534
Srisawad Corp. PCL	191,931	227,736
Security Description	Shares	Value
Super Energy Corp. PCL NVDR (a)	786,300	$9,445
SVI PCL	620,240	127,201
Thai Beverage PCL	771,800	307,175
Thai Oil PCL	243,849	384,000
Thai Union Group PCL	169,700	74,577
TMBThanachart Bank PCL	2,589,036	126,674
True Corp. PCL NVDR	649,156	96,044
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	52,600	15,873
		9,109,125
UNITED STATES — 0.1%
JS Global Lifestyle Co. Ltd. (b)	58,000	11,513
Legend Biotech Corp. ADR (a)	4,972	299,165
		310,678
TOTAL COMMON STOCKS (Cost $307,918,406)		322,396,029

RIGHTS — 0.0% (e)
THAILAND — 0.0% (e)
Ftreit Rates (expiring 02/2/24) REIT (a)	4,192	147
Whart Rates (expiring 01/16/24) (a)	3,241	67
TOTAL RIGHTS (Cost $0)		214
WARRANTS — 0.0% (e)
MALAYSIA — 0.0% (e)
Eco World Development Group Bhd. (expiring 04/12/29) (a) (Cost $0)	38,320	1,835
SHORT-TERM INVESTMENT — 1.2%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $3,681,753)	3,681,753	3,681,753
TOTAL INVESTMENTS — 102.2% (Cost $311,600,159)		326,079,831
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(6,998,615)
NET ASSETS — 100.0%		$319,081,216
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $21,999, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$314,462,147	$7,911,883	$21,999	$322,396,029
Rights	—	214	—	214
Warrants	1,835	—	—	1,835
Short-Term Investment	3,681,753	—	—	3,681,753
TOTAL INVESTMENTS	$318,145,735	$7,912,097	$21,999	$326,079,831
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	24.0%
Financials	19.4
Consumer Discretionary	14.7
Industrials	8.4
Communication Services	8.3
Materials	6.4
Health Care	5.6
Consumer Staples	5.5
Energy	4.5
Utilities	2.6
Real Estate	1.6
Short-Term Investment	1.2
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	126,224	$126,249	$7,025,694	$7,152,146	$203	$—	—	$—	$11,520
State Street Navigator Securities Lending Portfolio II	6,677,860	6,677,860	10,299,877	13,295,984	—	—	3,681,753	3,681,753	14,150
Total		$6,804,109	$17,325,571	$20,448,130	$203	$—		$3,681,753	$25,670
See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.5%
AECC Aero Science & Technology Co. Ltd. Class A (a)	93,300	$250,526
AECC Aero-Engine Control Co. Ltd. Class A	80,700	225,533
AECC Aviation Power Co. Ltd. Class A	125,100	656,720
AVIC Chengdu UAS Co. Ltd. Class A	31,901	171,722
AviChina Industry & Technology Co. Ltd. Class H	1,027,000	440,600
Avicopter PLC Class A	61,000	330,075
Beijing Leike Defense Technology Co. Ltd. Class A (a)	420,000	318,513
EHang Holdings Ltd. ADR (a) (b)	15,139	254,335
Gaona Aero Material Co. Ltd. Class A	42,220	120,661
Hwa Create Co. Ltd. Class A (a)	36,400	124,373
Kuang-Chi Technologies Co. Ltd. Class A (a)	56,700	117,690
North Electro-Optic Co. Ltd. Class A	161,700	259,561
YaGuang Technology Group Co. Ltd. Class A (a)	183,100	188,485
		3,458,794
AIR FREIGHT & LOGISTICS — 0.8%
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (c)	88,400	117,511
JD Logistics, Inc. (a) (c)	609,600	763,508
Milkyway Chemical Supply Chain Service Co. Ltd. Class A	9,000	67,254
SF Holding Co. Ltd. Class A	171,800	974,738
Sinotrans Ltd. Class H	729,000	305,284
STO Express Co. Ltd. Class A (a)	24,271	26,553
YTO Express Group Co. Ltd. Class A	183,000	315,854
Yunda Holding Co. Ltd. Class A	103,558	108,494
ZTO Express Cayman, Inc. ADR	136,421	2,903,039
		5,582,235
AIRLINES — 0.3%
Air China Ltd. Class A (a)	555,100	572,204
Air China Ltd. Class H (a)	322,000	203,710
China Eastern Airlines Corp. Ltd. Class A (a)	669,000	364,537
China Eastern Airlines Corp. Ltd. Class H (a) (b)	204,000	58,782
China Southern Airlines Co. Ltd. Class A (a)	416,000	336,511
China Southern Airlines Co. Ltd. Class H (a) (b)	612,000	259,423
Hainan Airlines Holding Co. Ltd. Class A (a)	848,200	163,193
Juneyao Airlines Co. Ltd. Class A (a)	65,900	111,058
Security Description	Shares	Value
Spring Airlines Co. Ltd. Class A (a)	24,700	$174,134
		2,243,552
AUTO COMPONENTS — 0.7%
Bethel Automotive Safety Systems Co. Ltd. Class A	9,400	91,484
CALB Group Co. Ltd. (a) (b) (c)	64,900	146,281
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	5,800	106,794
China First Capital Group Ltd. (a)	431,600	2,266
Fuyao Glass Industry Group Co. Ltd. Class A	123,100	646,393
Fuyao Glass Industry Group Co. Ltd. Class H (c)	146,400	712,450
Hesai Group ADR (a) (b)	15,237	135,762
Huayu Automotive Systems Co. Ltd. Class A	127,400	291,278
Huizhou Desay Sv Automotive Co. Ltd. Class A	13,800	250,995
IKD Co. Ltd. Class A	41,400	127,562
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	21,900	155,963
Kandi Technologies Group, Inc. (a) (b)	17,400	48,720
Keboda Technology Co. Ltd. Class A	14,600	146,316
Minth Group Ltd.	186,000	375,880
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	61,600	116,528
Ningbo Joyson Electronic Corp. Class A	78,400	197,745
Ningbo Tuopu Group Co. Ltd. Class A	35,200	363,340
Ningbo Xusheng Group Co. Ltd. Class A	46,020	127,514
Sailun Group Co. Ltd. Class A	108,800	179,535
Shandong Linglong Tyre Co. Ltd. Class A	122,700	331,366
Shenzhen Kedali Industry Co. Ltd. Class A	9,300	110,311
Tianneng Power International Ltd. (b)	316,000	266,687
Wencan Group Co. Ltd. Class A	12,600	68,657
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	35,100	128,262
		5,128,089
AUTOMOBILES — 4.3%
AIMA Technology Group Co. Ltd. Class A	35,750	125,717
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	103,700	235,199
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	335,100	288,482
BAIC Motor Corp. Ltd. Class H (c)	100,400	29,316
Beiqi Foton Motor Co. Ltd. Class A (a)	468,900	179,774

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Brilliance China Automotive Holdings Ltd.	822,000	$457,921
BYD Co. Ltd. Class A	72,100	2,004,859
BYD Co. Ltd. Class H	267,500	7,344,770
China Automotive Engineering Research Institute Co. Ltd. Class A	68,700	212,836
Chongqing Changan Automobile Co. Ltd. Class A	317,352	750,082
Dongfeng Motor Group Co. Ltd. Class H	753,300	375,273
Geely Automobile Holdings Ltd.	1,705,000	1,875,630
Great Wall Motor Co. Ltd. Class A	58,900	208,614
Great Wall Motor Co. Ltd. Class H (b)	785,000	1,019,383
Guangzhou Automobile Group Co. Ltd. Class A	94,900	116,616
Guangzhou Automobile Group Co. Ltd. Class H	1,193,691	554,917
Haima Automobile Co. Ltd. Class A (a)	269,200	185,626
IAT Automobile Technology Co. Ltd. Class A (a)	58,700	113,351
Li Auto, Inc. Class A (a)	368,600	6,943,806
Lifan Technology Group Co. Ltd. Class A (a)	397,900	200,051
NIO, Inc. ADR (a)	450,172	4,083,060
Niu Technologies ADR (a) (b)	12,635	27,671
SAIC Motor Corp. Ltd. Class A	390,879	742,717
Seres Group Co. Ltd. Class A (a)	46,700	499,753
XPeng, Inc. Class A (a) (b)	352,500	2,559,598
Yadea Group Holdings Ltd. (c)	360,000	632,537
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (c)	47,300	216,251
Zotye Automobile Co. Ltd. Class A (a)	255,400	106,886
		32,090,696
BANKS — 9.5%
Agricultural Bank of China Ltd. Class A	3,986,100	2,037,666
Agricultural Bank of China Ltd. Class H	9,519,000	3,669,336
Bank of Beijing Co. Ltd. Class A	486,600	309,566
Bank of Chengdu Co. Ltd. Class A	221,200	349,790
Bank of China Ltd. Class A	1,502,700	842,032
Bank of China Ltd. Class H	26,589,700	10,147,506
Bank of Chongqing Co. Ltd. Class H	485,000	245,961
Bank of Communications Co. Ltd. Class A	757,600	610,710
Bank of Communications Co. Ltd. Class H	6,897,824	4,302,003
Bank of Hangzhou Co. Ltd. Class A	304,100	427,498
Bank of Jiangsu Co. Ltd. Class A	549,600	516,364
Bank of Nanjing Co. Ltd. Class A	340,500	352,904
Security Description	Shares	Value
Bank of Ningbo Co. Ltd. Class A	209,010	$590,286
Bank of Shanghai Co. Ltd. Class A	480,200	402,606
Bank of Zhengzhou Co. Ltd. Class A (a)	777,560	219,489
China Bohai Bank Co. Ltd. Class H (a) (b) (c)	898,000	129,952
China CITIC Bank Corp. Ltd. Class H	3,146,471	1,482,863
China Construction Bank Corp. Class H	30,972,623	18,444,231
China Everbright Bank Co. Ltd. Class A	1,342,600	546,799
China Everbright Bank Co. Ltd. Class H	634,000	188,368
China Merchants Bank Co. Ltd. Class A	636,100	2,485,226
China Merchants Bank Co. Ltd. Class H	965,235	3,362,262
China Minsheng Banking Corp. Ltd. Class A	144,300	75,792
China Minsheng Banking Corp. Ltd. Class H (b)	3,047,759	1,034,323
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,167,000	452,838
Huaxia Bank Co. Ltd. Class A	155,700	122,888
Industrial & Commercial Bank of China Ltd. Class A	2,348,100	1,576,260
Industrial & Commercial Bank of China Ltd. Class H	22,382,789	10,949,825
Industrial Bank Co. Ltd. Class A	608,100	1,384,336
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	372,600	334,370
Ping An Bank Co. Ltd. Class A	663,200	874,568
Postal Savings Bank of China Co. Ltd. Class A	1,107,000	676,270
Postal Savings Bank of China Co. Ltd. Class H (c)	2,066,000	986,890
Shanghai Pudong Development Bank Co. Ltd. Class A	757,870	704,589
		70,836,367
BEVERAGES — 3.1%
Anhui Gujing Distillery Co. Ltd. Class A	20,500	670,225
Anhui Kouzi Distillery Co. Ltd. Class A	33,600	213,757
Anhui Yingjia Distillery Co. Ltd. Class A	19,300	179,676
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	37,100	110,926
Beijing Yanjing Brewery Co. Ltd. Class A	233,600	283,118
China Huiyuan Juice Group Ltd. (a) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	511,667	2,241,007

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Chongqing Brewery Co. Ltd. Class A	22,339	$208,469
Eastroc Beverage Group Co. Ltd. Class A	8,300	212,740
Jiangsu King's Luck Brewery JSC Ltd. Class A	55,700	381,341
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	49,200	759,357
JiuGui Liquor Co. Ltd. Class A	10,200	104,785
Kweichow Moutai Co. Ltd. Class A	33,431	8,103,517
Luzhou Laojiao Co. Ltd. Class A	43,500	1,096,083
Nongfu Spring Co. Ltd. Class H (b) (c)	531,800	3,074,933
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	21,820	75,414
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	34,940	1,132,167
Shede Spirits Co. Ltd. Class A	12,500	169,754
Sichuan Swellfun Co. Ltd. Class A	29,300	241,828
Tsingtao Brewery Co. Ltd. Class A	29,100	305,483
Tsingtao Brewery Co. Ltd. Class H	189,000	1,268,302
Wuliangye Yibin Co. Ltd. Class A	108,800	2,143,882
Yantai Changyu Pioneer Wine Co. Ltd. Class A	38,800	131,538
ZJLD Group, Inc. (a) (b) (c)	149,200	187,633
		23,295,935
BIOTECHNOLOGY — 2.2%
3SBio, Inc. (c)	377,000	363,069
AIM Vaccine Co. Ltd. (a)	77,600	78,012
Akeso, Inc. (a) (b) (c)	137,000	814,082
Alphamab Oncology (a) (b) (c)	103,000	87,586
Ambrx Biopharma, Inc. (a)	15,337	218,399
Ascentage Pharma Group International (a) (c)	75,900	265,359
BeiGene Ltd. (a)	259,900	3,664,571
Beijing SL Pharmaceutical Co. Ltd. Class A	87,675	125,468
Beijing Tiantan Biological Products Corp. Ltd. Class A	79,500	345,439
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	34,881	368,032
BGI Genomics Co. Ltd. Class A	19,099	128,746
Bio-Thera Solutions Ltd. Class A (a)	42,243	244,657
Bloomage Biotechnology Corp. Ltd. Class A	8,784	82,565
CARsgen Therapeutics Holdings Ltd. (a) (c)	119,500	99,474
Changchun BCHT Biotechnology Co. Ltd. Class A	19,839	152,708
Chongqing Zhifei Biological Products Co. Ltd. Class A	81,150	696,441
Security Description	Shares	Value
CStone Pharmaceuticals (a) (c)	143,500	$41,716
Daan Gene Co. Ltd. Class A	148,240	201,523
Everest Medicines Ltd. (a) (b) (c)	41,000	109,739
Gan & Lee Pharmaceuticals Co. Ltd. Class A (a)	39,900	295,022
Getein Biotech, Inc. Class A	169,028	261,117
HBM Holdings Ltd. (a) (c)	455,000	113,043
Hualan Biological Engineering, Inc. Class A	79,400	246,766
I-Mab ADR (a) (b)	11,732	22,291
Imeik Technology Development Co. Ltd. Class A	7,700	318,279
InnoCare Pharma Ltd. (a) (b) (c)	185,000	163,238
Innovent Biologics, Inc. (a) (c)	414,500	2,269,291
Jacobio Pharmaceuticals Group Co. Ltd. (a) (c)	63,000	29,206
JW Cayman Therapeutics Co. Ltd. (a) (c)	82,500	23,878
Keymed Biosciences, Inc. (a) (b) (c)	61,500	386,711
Kintor Pharmaceutical Ltd. (a) (c)	46,000	9,602
Legend Biotech Corp. ADR (a)	19,099	1,149,187
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	231,000	124,544
Remegen Co. Ltd. Class H (a) (b) (c)	57,500	275,771
Shanghai Haohai Biological Technology Co. Ltd. Class H (b) (c)	19,400	100,124
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	58,410	343,130
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (c)	20,000	49,792
Shanghai RAAS Blood Products Co. Ltd. Class A	331,200	372,103
Shenzhen Kangtai Biological Products Co. Ltd. Class A	43,560	166,089
Sinocelltech Group Ltd. Class A (a)	19,049	144,113
Sirnaomics Ltd. (a) (c)	31,550	144,648
Walvax Biotechnology Co. Ltd. Class A	66,800	220,553
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	119,300	307,105
Zai Lab Ltd. (a)	269,700	742,590
		16,365,779
BROADLINE RETAIL — 12.2%
Alibaba Group Holding Ltd.	4,658,200	45,099,271
Baozun, Inc. Class A (a)	41,000	36,860
FESCO Group Co. Ltd. Class A (a)	52,900	139,222
JD.com, Inc. Class A	772,982	11,136,572
MINISO Group Holding Ltd. ADR	37,108	757,003
PDD Holdings, Inc. ADR (a)	217,353	31,800,917
Vipshop Holdings Ltd. ADR (a)	93,996	1,669,369
		90,639,214

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
BUILDING PRODUCTS — 0.3%
Beijing New Building Materials PLC Class A	78,500	$257,529
China Lesso Group Holdings Ltd.	395,000	206,389
Guangdong Kinlong Hardware Products Co. Ltd. Class A	10,300	58,569
Triumph New Energy Co. Ltd. Class A (a)	57,200	112,703
Xinyi Glass Holdings Ltd.	841,127	943,616
Zhejiang Weixing New Building Materials Co. Ltd. Class A	113,975	231,612
Zhuzhou Kibing Group Co. Ltd. Class A	100,400	96,444
		1,906,862
CAPITAL MARKETS — 2.3%
Bairong, Inc. (a) (c)	112,000	193,921
Beijing Compass Technology Development Co. Ltd. Class A (a)	17,200	145,560
Caitong Securities Co. Ltd. Class A	329,670	359,273
Central China Securities Co. Ltd. Class H	453,000	64,395
Changjiang Securities Co. Ltd. Class A	387,900	293,080
China Cinda Asset Management Co. Ltd. Class H	2,693,200	269,025
China Everbright Ltd.	426,000	252,047
China Galaxy Securities Co. Ltd. Class H	1,563,500	826,947
China Huarong Asset Management Co. Ltd. Class H (a) (c)	3,578,000	183,286
China International Capital Corp. Ltd. Class A	95,300	509,250
China International Capital Corp. Ltd. Class H (c)	337,600	495,469
China Merchants Securities Co. Ltd. Class A	364,092	697,443
CITIC Securities Co. Ltd. Class A	303,725	868,870
CITIC Securities Co. Ltd. Class H	450,850	920,344
CNPC Capital Co. Ltd. Class A	318,200	241,311
CSC Financial Co. Ltd. Class A	115,804	384,788
Ding Yi Feng Holdings Group International Ltd. (a)	608,000	131,589
Dongxing Securities Co. Ltd. Class A	245,900	284,212
East Money Information Co. Ltd. Class A	471,258	929,200
Everbright Securities Co. Ltd. Class A	171,900	372,258
GF Securities Co. Ltd. Class A	198,700	398,762
GF Securities Co. Ltd. Class H	258,800	309,557
Guosen Securities Co. Ltd. Class A	237,600	284,962
Guotai Junan International Holdings Ltd.	1,472,000	113,107
Security Description	Shares	Value
Guotai Junan Securities Co. Ltd. Class A	380,400	$794,926
Guoyuan Securities Co. Ltd. Class A	394,040	377,959
Haitong Securities Co. Ltd. Class A	195,500	257,259
Haitong Securities Co. Ltd. Class H	783,000	418,145
Hithink RoyalFlush Information Network Co. Ltd. Class A	15,800	348,081
Huatai Securities Co. Ltd. Class A	269,100	527,195
Huatai Securities Co. Ltd. Class H (c)	348,000	439,426
Huaxi Securities Co. Ltd. Class A	279,400	304,489
Industrial Securities Co. Ltd. Class A	430,500	354,891
Kingkey Financial International Holdings Ltd. (a) (b)	1,260,000	80,681
Noah Holdings Ltd. ADR	19,540	269,847
Orient Securities Co. Ltd. Class A	386,308	471,994
Pacific Securities Co. Ltd. Class A (a)	305,900	158,951
Shaanxi International Trust Co. Ltd. Class A	1,169,930	499,479
Shanxi Securities Co. Ltd. Class A	470,290	355,990
Shenwan Hongyuan Group Co. Ltd. Class A	890,210	555,084
SooChow Securities Co. Ltd. Class A	310,252	318,504
Southwest Securities Co. Ltd. Class A	598,300	343,657
Up Fintech Holding Ltd. ADR (a)	22,230	98,257
Western Securities Co. Ltd. Class A	306,500	274,191
Yangzijiang Financial Holding Ltd.	552,000	136,002
Zheshang Securities Co. Ltd. Class A	304,400	445,874
		17,359,538
CHEMICALS — 2.2%
ADAMA Ltd. Class A	288,700	281,378
Anhui Huaheng Biotechnology Co. Ltd. Class A	11,531	203,881
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	36,400	134,137
Canmax Technologies Co. Ltd. Class A	30,840	109,793
Cathay Biotech, Inc. Class A	23,359	180,361
Chengxin Lithium Group Co. Ltd. Class A	36,300	115,977
China BlueChemical Ltd. Class H	634,000	159,950
China Kings Resources Group Co. Ltd. Class A	42,300	161,285
CNGR Advanced Material Co. Ltd. Class A	16,415	113,259

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COFCO Biotechnology Co. Ltd. Class A	393,800	$367,221
Do-Fluoride New Materials Co. Ltd. Class A	58,760	125,597
Dongyue Group Ltd. (b)	431,000	311,857
Fufeng Group Ltd. (b)	398,000	220,699
Fujian Kuncai Material Technology Co. Ltd. Class A (a)	27,700	229,634
Ganfeng Lithium Group Co. Ltd. Class A	118,600	712,872
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	64,360	243,146
Global New Material International Holdings Ltd. (a)	259,000	131,017
Guangzhou Tinci Materials Technology Co. Ltd. Class A	58,080	204,568
Guizhou Chitianhua Co. Ltd. Class A (a)	801,700	296,109
Guizhou Zhongyida Co. Ltd. Class A (a)	104,600	137,937
Hangjin Technology Co. Ltd. Class A	44,400	195,668
Hangzhou Oxygen Plant Group Co. Ltd. Class A	32,100	131,680
Haohua Chemical Science & Technology Co. Ltd. Class A	38,500	164,801
Hengli Petrochemical Co. Ltd. Class A (a)	200,000	369,913
Hengyi Petrochemical Co. Ltd. Class A (a)	280,391	264,616
Hoshine Silicon Industry Co. Ltd. Class A	18,400	131,787
Huabao International Holdings Ltd. (b)	283,000	90,243
Huapont Life Sciences Co. Ltd. Class A	474,300	310,400
Hubei Feilihua Quartz Glass Co. Ltd. Class A	21,700	111,416
Hubei Xingfa Chemicals Group Co. Ltd. Class A	51,600	132,250
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	497,600	261,358
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	175,500	144,677
Jiangsu Cnano Technology Co. Ltd. Class A	15,298	62,390
Jiangsu Eastern Shenghong Co. Ltd. Class A	193,200	260,472
Jiangsu Yoke Technology Co. Ltd. Class A	34,800	272,365
Jinan Shengquan Group Share Holding Co. Ltd. Class A	57,700	181,351
KBC Corp. Ltd. Class A	5,537	54,354
LB Group Co. Ltd. Class A	171,200	411,855
Levima Advanced Materials Corp. Class A	36,500	93,857
Security Description	Shares	Value
Ningbo Shanshan Co. Ltd. Class A	62,300	$119,165
Ningxia Baofeng Energy Group Co. Ltd. Class A	205,100	425,431
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	144,800	324,349
Rongsheng Petrochemical Co. Ltd. Class A	367,700	534,463
Sanwei Holding Group Co. Ltd. Class A	85,010	188,749
Satellite Chemical Co. Ltd. Class A (a)	123,336	255,485
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	6,543	124,656
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	106,464	412,513
Shandong Sinocera Functional Material Co. Ltd. Class A	58,000	188,321
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	13,600	133,697
Shanghai Putailai New Energy Technology Co. Ltd. Class A	66,806	196,367
Shenzhen Capchem Technology Co. Ltd. Class A	11,900	79,048
Shenzhen Dynanonic Co. Ltd. Class A	11,960	102,508
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	18,800	103,655
Shenzhen Senior Technology Material Co. Ltd. Class A	49,979	108,232
Sichuan Development Lomon Co. Ltd. Class A	94,800	95,191
Sichuan Lutianhua Co. Ltd. Class A (a)	159,000	103,609
Sichuan Yahua Industrial Group Co. Ltd. Class A	46,300	85,115
Sinoma Science & Technology Co. Ltd. Class A	72,500	162,093
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	1,569,999	227,199
Skshu Paint Co. Ltd. Class A	16,656	111,366
Sunresin New Materials Co. Ltd. Class A	24,000	178,839
Tianqi Lithium Corp. Class A	42,500	332,988
Tianqi Lithium Corp. Class H (b)	33,200	183,463
Tongkun Group Co. Ltd. Class A (a)	210,500	447,275
Transfar Zhilian Co. Ltd. Class A	324,300	210,413
Untrade.Lumena Newmat (a) (b) (d)	89,113	—
Wanhua Chemical Group Co. Ltd. Class A	101,600	1,096,103
Weihai Guangwei Composites Co. Ltd. Class A	26,660	99,854
Xinxiang Chemical Fiber Co. Ltd. Class A (a)	1,077,600	488,814
Yunnan Energy New Material Co. Ltd. Class A	32,007	255,405

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Yunnan Yuntianhua Co. Ltd. Class A	56,300	$123,344
Zangge Mining Co. Ltd. Class A	40,400	143,771
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	201,500	139,793
Zhejiang Juhua Co. Ltd. Class A	144,900	335,562
Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	36,500	174,283
Zhejiang Yongtai Technology Co. Ltd. Class A	37,000	60,380
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	24,100	17,870
		16,455,500
COMMERCIAL SERVICES & SUPPLIES — 0.2%
China Conch Environment Protection Holdings Ltd. (a) (b)	696,000	139,047
China Everbright Environment Group Ltd.	1,410,925	458,952
Hongbo Co. Ltd. Class A (a)	20,800	81,207
Shanghai M&G Stationery, Inc. Class A	65,980	347,941
Zhejiang Weiming Environment Protection Co. Ltd. Class A	52,600	118,192
Zonqing Environmental Ltd. (a)	34,000	106,896
		1,252,235
COMMUNICATIONS EQUIPMENT — 0.6%
Addsino Co. Ltd. Class A	214,300	251,902
Beijing BDStar Navigation Co. Ltd. Class A (a)	15,800	70,073
BYD Electronic International Co. Ltd.	244,500	1,146,013
C Fiber Optic (a) (d)	1,131,600	—
CIG Shanghai Co. Ltd. Class A (a)	18,000	95,352
Comba Telecom Systems Holdings Ltd. (b)	1,212,310	127,308
Fiberhome Telecommunication Technologies Co. Ltd. Class A	35,200	82,258
Fujian Star-net Communication Co. Ltd. Class A	95,300	241,843
Guangzhou Haige Communications Group, Inc. Co. Class A	90,200	162,777
Hengtong Optic-electric Co. Ltd. Class A	68,500	114,862
Hytera Communications Corp. Ltd. Class A (a)	11,700	9,777
Suzhou TFC Optical Communication Co. Ltd. Class A	14,700	188,937
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	26,000	115,055
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	49,400	190,507
Yealink Network Technology Corp. Ltd. Class A	34,480	143,090
Zhongji Innolight Co. Ltd. Class A	24,800	393,249
Security Description	Shares	Value
ZTE Corp. Class A	117,900	$438,445
ZTE Corp. Class H	243,597	544,062
		4,315,510
CONSTRUCTION & ENGINEERING — 0.7%
China Communications Services Corp. Ltd. Class H	1,041,600	432,191
China Conch Venture Holdings Ltd.	644,000	534,430
China Energy Engineering Corp. Ltd. Class A	517,400	152,591
China National Chemical Engineering Co. Ltd. Class A	145,700	130,137
China Railway Group Ltd. Class A	444,300	354,412
China Railway Group Ltd. Class H	1,489,000	663,596
China State Construction Engineering Corp. Ltd. Class A	1,278,900	863,903
China State Construction International Holdings Ltd.	366,000	423,251
CSSC Science & Technology Co. Ltd. Class A	47,600	123,937
Metallurgical Corp. of China Ltd. Class A	940,400	404,127
Metallurgical Corp. of China Ltd. Class H	538,000	104,726
Power Construction Corp. of China Ltd. Class A	553,700	380,248
Shanghai Construction Group Co. Ltd. Class A	781,600	256,852
Sichuan Road & Bridge Group Co. Ltd. Class A	144,800	152,312
Sinoma International Engineering Co. Class A	123,200	161,600
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	293,500	154,981
Xinte Energy Co. Ltd. Class H (a) (b)	83,200	116,565
		5,409,859
CONSTRUCTION MATERIALS — 0.5%
Anhui Conch Cement Co. Ltd. Class A	90,200	285,778
Anhui Conch Cement Co. Ltd. Class H	439,000	1,014,216
BBMG Corp. Class H	999,000	93,394
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	85,400	230,273
China Jushi Co. Ltd. Class A	287,670	397,129
China National Building Material Co. Ltd. Class H	1,514,000	647,593
China Resources Building Materials Technology Holdings Ltd.	773,163	168,325
CSG Holding Co. Ltd. Class A	398,117	311,422
Huaxin Cement Co. Ltd. Class A	146,200	255,212
Sichuan Hexie Shuangma Co. Ltd. Class A (a)	101,500	255,439

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Tangshan Jidong Cement Co. Ltd. Class A	3,600	$3,231
		3,662,012
CONSUMER FINANCE — 0.7%
Alibaba Health Information Technology Ltd. (a) (b)	1,566,000	850,329
Dada Nexus Ltd. ADR (a) (b)	25,875	85,905
DingDong Cayman Ltd. ADR (a) (b)	39,904	59,856
FinVolution Group ADR	24,479	119,947
JD Health International, Inc. (a) (c)	335,100	1,677,957
Jiajiayue Group Co. Ltd. Class A	101,408	186,136
Laobaixing Pharmacy Chain JSC Class A	59,150	248,293
LexinFintech Holdings Ltd. ADR	65,189	119,948
Lufax Holding Ltd. ADR	55,117	169,208
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	197,654	449,550
Qifu Technology, Inc. ADR	41,810	661,434
Qudian, Inc. ADR (a) (b)	54,467	111,113
Sun Art Retail Group Ltd.	644,500	115,553
Yifeng Pharmacy Chain Co. Ltd. Class A	62,947	353,959
		5,209,188
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.0% (e)
Shenzhen Pagoda Industrial Group Corp. Ltd.	238,500	186,010
Sipai Health Technology Co. Ltd. (a) (b)	28,800	25,449
		211,459
CONTAINERS & PACKAGING — 0.1%
CPMC Holdings Ltd.	257,000	221,502
Greatview Aseptic Packaging Co. Ltd. (a)	308,000	73,366
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	107,640	415,860
		710,728
DIVERSIFIED CONSUMER SERVICES — 1.0%
China Chunlai Education Group Co. Ltd.	101,000	80,711
China Education Group Holdings Ltd.	375,000	235,319
China Yuhua Education Corp. Ltd. (a) (c)	406,000	28,597
East Buy Holding Ltd. (a) (b) (c)	139,000	494,868
Fenbi Ltd. (a) (b)	159,500	93,757
Fu Shou Yuan International Group Ltd.	592,000	401,816
Gaotu Techedu, Inc. ADR (a) (b)	42,035	152,167
New Oriental Education & Technology Group, Inc. (a)	472,900	3,346,041
Offcn Education Technology Co. Ltd. Class A (a)	62,200	35,640
TAL Education Group ADR (a)	147,449	1,862,281
Security Description	Shares	Value
Tianli International Holdings Ltd.	404,000	$167,114
Youdao, Inc. ADR (a) (b)	6,530	25,728
Zhejiang Yasha Decoration Co. Ltd. Class A	507,800	323,053
		7,247,092
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
China Tower Corp. Ltd. Class H (c)	14,312,000	1,502,947
CITIC Telecom International Holdings Ltd.	965,000	405,351
		1,908,298
ELECTRICAL EQUIPMENT — 1.7%
Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A (a)	519,200	419,992
Beijing Easpring Material Technology Co. Ltd. Class A	15,300	82,080
CBAK Energy Technology, Inc. (a) (b)	91,826	96,417
Contemporary Amperex Technology Co. Ltd. Class A	121,660	2,789,401
Dajin Heavy Industry Co. Ltd. Class A	29,400	109,910
Dongfang Electric Corp. Ltd. Class A	238,600	489,893
Eve Energy Co. Ltd. Class A	73,500	435,595
Fangda Carbon New Material Co. Ltd. Class A (a)	314,760	231,630
Farasis Energy Gan Zhou Co. Ltd. Class A (a)	75,242	172,345
Fullshare Holdings Ltd. (a) (b)	82,100	6,624
Ginlong Technologies Co. Ltd. Class A	12,350	121,235
Goldwind Science & Technology Co. Ltd.	324,360	145,802
Goldwind Science & Technology Co. Ltd. Class A	213,100	239,418
Gongniu Group Co. Ltd. Class A	15,100	202,836
GoodWe Technologies Co. Ltd. Class A	5,278	96,790
Gotion High-tech Co. Ltd. Class A (a)	65,400	197,469
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,000	39,730
Henan Pinggao Electric Co. Ltd. Class A	137,000	244,155
Hoymiles Power Electronics, Inc. Class A	4,491	170,290
Jiangsu Zhongtian Technology Co. Ltd. Class A	102,900	180,493
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	57,600	109,204
JL Mag Rare-Earth Co. Ltd. Class A	62,420	177,251
Ming Yang Smart Energy Group Ltd. Class A	71,300	125,566

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Nantong Jianghai Capacitor Co. Ltd. Class A	53,400	$120,440
NARI Technology Co. Ltd. Class A	286,283	897,373
Ningbo Orient Wires & Cables Co. Ltd. Class A	20,900	125,478
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	15,531	86,809
Ningbo Sanxing Medical Electric Co. Ltd. Class A	89,700	258,244
Pylon Technologies Co. Ltd. Class A	4,505	67,063
Qingdao TGOOD Electric Co. Ltd. Class A	86,800	245,019
Shanghai Electric Group Co. Ltd. Class A (a)	530,300	310,557
Shanghai Electric Group Co. Ltd. Class H (a)	1,156,000	241,310
Shanghai Liangxin Electrical Co. Ltd. Class A	53,750	66,653
Shanghai Moons' Electric Co. Ltd. Class A	20,400	188,656
Shenzhen Kstar Science & Technology Co. Ltd. Class A	34,100	132,174
Shenzhen Megmeet Electrical Co. Ltd. Class A	49,500	171,011
Shijiazhuang Shangtai Technology Co. Ltd. Class A	12,900	66,342
Sieyuan Electric Co. Ltd. Class A	34,300	250,677
Sungrow Power Supply Co. Ltd. Class A	48,500	596,595
Sunwoda Electronic Co. Ltd. Class A	59,300	122,921
TBEA Co. Ltd. Class A	176,950	342,936
Tech-Pro, Inc. (a) (b) (d)	4,481,396	—
Tellhow Sci-Tech Co. Ltd. Class A (a)	530,200	497,393
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	56,400	91,880
Xiangtan Electric Manufacturing Co. Ltd. Class A (a)	90,400	201,606
Xuji Electric Co. Ltd. Class A	86,500	266,767
Zhejiang Chint Electrics Co. Ltd. Class A	123,000	371,560
Zhejiang HangKe Technology, Inc. Co. Class A	29,133	96,065
Zhejiang Narada Power Source Co. Ltd. Class A (a)	52,500	95,406
Zhuhai CosMX Battery Co. Ltd. Class A	64,206	198,463
		12,993,524
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
AAC Technologies Holdings, Inc.	240,745	715,278
Accelink Technologies Co. Ltd. Class A	46,300	185,314
Anxin-China Holdings Ltd. (a) (d)	3,068,000	—
Security Description	Shares	Value
Avary Holding Shenzhen Co. Ltd. Class A	71,700	$224,748
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	9,500	66,975
BOE Technology Group Co. Ltd. Class A	1,435,100	786,014
Castech, Inc. Class A	41,300	171,276
CETC Cyberspace Security Technology Co. Ltd. Class A	64,700	204,079
Chaozhou Three-Circle Group Co. Ltd. Class A	73,900	305,642
China Railway Signal & Communication Corp. Ltd. Class A	472,577	290,690
China Zhenhua Group Science & Technology Co. Ltd. Class A	23,300	192,536
Eoptolink Technology, Inc.Ltd. Class A	13,800	95,584
Foxconn Industrial Internet Co. Ltd. Class A	409,200	868,902
GoerTek, Inc. Class A	139,600	411,903
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	31,400	201,790
Hebei Sinopack Electronic Technology Co. Ltd. Class A (a)	9,600	118,952
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	57,700	109,718
Hollysys Automation Technologies Ltd. (a) (b)	20,241	533,350
Huagong Tech Co. Ltd. Class A	49,400	206,464
IRICO Display Devices Co. Ltd. Class A (a)	231,200	219,167
Kingboard Holdings Ltd.	250,499	599,256
Kingboard Laminates Holdings Ltd.	300,500	258,609
Lens Technology Co. Ltd. Class A	182,800	338,870
Lingyi iTech Guangdong Co. Class A	275,500	261,548
Luxshare Precision Industry Co. Ltd. Class A	219,463	1,061,779
Maxscend Microelectronics Co. Ltd. Class A	19,253	381,242
OFILM Group Co. Ltd. Class A (a)	178,000	217,732
Raytron Technology Co. Ltd. Class A	29,360	182,330
Sai Micro Electronics, Inc. Class A (a)	62,900	212,358
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	6,190	220,031
Shengyi Technology Co. Ltd. Class A	106,500	273,855
Shennan Circuits Co. Ltd. Class A	34,120	340,165
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	118,800	245,755
Shenzhen Infinova Ltd. Class A (a)	79,700	90,886

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen Kaifa Technology Co. Ltd. Class A	89,600	$203,974
Shenzhen Kinwong Electronic Co. Ltd. Class A	80,700	255,680
Shenzhen SED Industry Co. Ltd. Class A	46,300	137,718
Sunny Optical Technology Group Co. Ltd.	231,000	2,095,953
SUPCON Technology Co. Ltd. Class A	40,371	257,117
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	125,600	320,676
TCL Technology Group Corp. Class A	847,330	511,687
Tianma Microelectronics Co. Ltd. Class A (a)	193,700	289,709
Unisplendour Corp. Ltd. Class A (a)	123,276	334,999
Universal Scientific Industrial Shanghai Co. Ltd. Class A	139,400	295,808
Victory Giant Technology Huizhou Co. Ltd. Class A	49,300	127,740
Visionox Technology, Inc. Class A (a)	143,100	225,283
Wasion Holdings Ltd.	358,000	179,721
Wingtech Technology Co. Ltd. Class A (a)	52,000	308,980
Wuhan Guide Infrared Co. Ltd. Class A	395,253	405,211
Wuhan Huazhong Numerical Control Co. Ltd. Class A	18,200	91,759
Wuhan Jingce Electronic Group Co. Ltd. Class A	13,900	171,041
WUS Printed Circuit Kunshan Co. Ltd. Class A	79,410	246,686
XGD, Inc. Class A	39,500	134,244
Xiamen Faratronic Co. Ltd. Class A	9,700	126,144
Zhejiang Dahua Technology Co. Ltd. Class A	127,100	329,325
		17,642,253
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (a)	1,180,000	61,202
China Oilfield Services Ltd. Class H	683,900	698,916
China Petroleum Engineering Corp. Class A	298,800	127,147
COFCO Capital Holdings Co. Ltd. Class A	125,000	117,265
Offshore Oil Engineering Co. Ltd. Class A	225,200	187,862
Shandong Molong Petroleum Machinery Co. Ltd. Class A (a)	309,812	197,532
Sinopec Oilfield Service Corp. Class H (a)	1,558,000	96,770
Security Description	Shares	Value
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	49,200	$194,227
		1,680,921
ENTERTAINMENT — 2.4%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	84,000	221,897
Alibaba Pictures Group Ltd. (a)	5,270,000	323,953
Beijing Enlight Media Co. Ltd. Class A	155,500	177,980
Bilibili, Inc. Class Z (a) (b)	78,520	941,208
China Film Co. Ltd. Class A (a)	119,200	204,900
Cloud Music, Inc. (a) (c)	21,950	252,289
CTEG (a) (b) (d)	1,980,400	—
DouYu International Holdings Ltd. ADR (a) (b)	51,652	49,069
G-bits Network Technology Xiamen Co. Ltd. Class A	4,246	146,165
Giant Network Group Co. Ltd. Class A	128,000	200,253
HUYA, Inc. ADR (a) (b)	20,789	76,088
iDreamSky Technology Holdings Ltd. (a) (b) (c)	292,800	86,619
iQIYI, Inc. ADR (a) (b)	156,866	765,506
Kingnet Network Co. Ltd. Class A	92,400	144,947
Kingsoft Corp. Ltd.	336,800	1,039,486
Kunlun Tech Co. Ltd. Class A (a)	28,200	148,117
Mango Excellent Media Co. Ltd. Class A	67,266	238,056
Maoyan Entertainment (a) (c)	144,000	165,603
NetDragon Websoft Holdings Ltd.	117,500	186,289
NetEase, Inc.	545,100	9,815,018
Perfect World Co. Ltd. Class A	93,000	154,639
Star CM Holdings Ltd. (a)	26,400	40,368
Talkweb Information System Co. Ltd. Class A (a)	35,700	75,405
Tencent Music Entertainment Group ADR (a)	206,366	1,859,358
Wanda Film Holding Co. Ltd. Class A (a)	147,800	270,252
XD, Inc. (a)	80,400	105,023
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	355,612	257,697
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	64,600	100,339
		18,046,524
FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co. Ltd. Class A	547,200	238,996
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	17,798,900	—
Far East Horizon Ltd. (b)	675,000	530,764
Hi Sun Technology China Ltd. (a)	951,000	63,331

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Yeahka Ltd. (a)	57,200	$107,828
		940,919
FOOD PRODUCTS — 1.8%
Anjoy Foods Group Co. Ltd. Class A	12,692	186,460
Ausnutria Dairy Corp. Ltd. (b)	26,900	8,991
China Feihe Ltd. (c)	957,000	523,322
China Huishan Dairy Holdings Co. Ltd. (a) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd.	994,220	2,673,815
COFCO Joycome Foods Ltd. (a) (b)	619,000	149,032
Foshan Haitian Flavouring & Food Co. Ltd. Class A	167,373	892,032
Fujian Sunner Development Co. Ltd. Class A	103,800	250,440
Guangdong Haid Group Co. Ltd. Class A	81,200	512,133
Health & Happiness H&H International Holdings Ltd.	75,000	116,219
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	47,300	141,224
Henan Shuanghui Investment & Development Co. Ltd. Class A	117,900	442,253
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	243,900	916,261
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (a)	59,593	235,172
Juewei Food Co. Ltd. Class A	11,600	43,757
Muyuan Foods Co. Ltd. Class A	174,246	1,007,703
New Hope Liuhe Co. Ltd. Class A (a)	170,600	223,295
Tingyi Cayman Islands Holding Corp.	619,844	755,699
Toly Bread Co. Ltd. Class A	124,080	133,479
Uni-President China Holdings Ltd.	534,400	379,830
Want Want China Holdings Ltd.	1,673,933	1,011,835
Weilong Delicious Global Holdings Ltd.	107,000	97,291
Wens Foodstuffs Group Co. Ltd. Class A	170,400	480,047
WH Group Ltd. (c)	2,648,183	1,709,260
Yihai International Holding Ltd.	185,000	293,781
Yihai Kerry Arawana Holdings Co. Ltd. Class A	39,300	184,231
		13,367,562
GAS UTILITIES — 0.5%
Beijing Enterprises Holdings Ltd.	121,500	422,451
China Gas Holdings Ltd.	913,400	901,872
China Resources Gas Group Ltd.	300,800	986,160
Chongqing Gas Group Corp. Ltd. Class A	157,600	142,536
ENN Natural Gas Co. Ltd. Class A	63,000	148,816
Security Description	Shares	Value
Kunlun Energy Co. Ltd.	1,267,400	$1,142,657
		3,744,492
GROUND TRANSPORTATION — 0.5%
ANE Cayman, Inc. (a)	203,000	145,324
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	1,220,700	843,446
Canggang Railway Ltd.	100,000	109,496
China High Speed Railway Technology Co. Ltd. Class A (a)	777,954	257,840
Daqin Railway Co. Ltd. Class A	333,003	337,184
Full Truck Alliance Co. Ltd. ADR (a) (b)	217,434	1,524,212
Guangshen Railway Co. Ltd. Class H (a)	980,000	190,765
		3,408,267
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
AK Medical Holdings Ltd. (b) (c)	94,000	75,358
Angelalign Technology, Inc. (b) (c)	15,600	112,976
APT Medical, Inc. Class A	2,850	155,496
Autobio Diagnostics Co. Ltd. Class A	28,500	228,181
Intco Medical Technology Co. Ltd. Class A	57,460	188,505
iRay Technology Co. Ltd. Class A	2,847	130,047
Jafron Biomedical Co. Ltd. Class A	13,155	41,069
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	63,182	306,833
Lifetech Scientific Corp. (a)	744,000	223,908
Microport Cardioflow Medtech Corp. (a) (c)	90,000	18,672
Microport Scientific Corp. (a) (b)	247,311	266,677
Ovctek China, Inc. Class A	36,100	114,476
Peijia Medical Ltd. (a) (c)	92,000	87,069
Qingdao Haier Biomedical Co. Ltd. Class A	14,384	81,853
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (b)	903,200	880,234
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	69,500	185,575
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	36,400	1,485,526
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	26,400	289,931
Sinocare, Inc. Class A	43,900	187,422
Sonoscape Medical Corp. Class A	26,400	175,367
Venus MedTech Hangzhou, Inc. Class H (a) (c)	56,000	40,305
		5,275,480
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Aier Eye Hospital Group Co. Ltd. Class A	302,445	671,949
Chengdu Bright Eye Hospital Co. Ltd. Class A	6,600	79,713

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
China Meheco Co. Ltd. Class A	53,900	$84,552
China National Accord Medicines Corp. Ltd. Class A	62,020	252,501
China Resources Medical Holdings Co. Ltd.	364,500	224,996
ClouDr Group Ltd. (a) (b)	157,300	137,991
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	78,600	315,698
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	62,000	172,695
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	11,600	101,931
Gushengtang Holdings Ltd. (b)	38,600	249,142
Huadong Medicine Co. Ltd. Class A	77,600	451,829
Hygeia Healthcare Holdings Co. Ltd. (b) (c)	111,000	501,796
Jinxin Fertility Group Ltd. (a) (c)	695,000	298,167
Jointown Pharmaceutical Group Co. Ltd. Class A	329,304	324,189
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	216,100	182,395
New Horizon Health Ltd. (a) (b) (c)	88,000	260,894
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	355,800	520,357
Sinopharm Group Co. Ltd. Class H	446,000	1,168,040
Topchoice Medical Corp. Class A (a)	12,700	136,353
		6,135,188
HEALTH CARE TECHNOLOGY — 0.0% (e)
Winning Health Technology Group Co. Ltd. Class A	191,900	193,770
Yidu Tech, Inc. (a) (b) (c)	118,400	76,724
		270,494
HOTELS, RESTAURANTS & LEISURE — 4.2%
Atour Lifestyle Holdings Ltd. ADR	4,836	83,953
China Travel International Investment Hong Kong Ltd.	2,096,000	359,688
H World Group Ltd.	456,800	1,535,624
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	1,185,000	144,169
Haidilao International Holding Ltd. (c)	540,000	1,005,513
Helens International Holdings Co. Ltd. (b)	133,500	65,138
Jiumaojiu International Holdings Ltd. (b) (c)	282,000	220,297
Meituan Class B (a) (c)	1,367,581	14,343,877
Nayuki Holdings Ltd. (a)	213,500	86,674
Shanghai Jinjiang International Hotels Co. Ltd. Class A	65,810	276,342
Songcheng Performance Development Co. Ltd. Class A	166,800	231,205
Security Description	Shares	Value
Tongcheng Travel Holdings Ltd. (a)	334,907	$619,328
TravelSky Technology Ltd. Class H	344,000	594,733
Trip.com Group Ltd. (a)	175,175	6,227,607
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c)	289,000	91,046
Yum China Holdings, Inc.	130,928	5,555,275
		31,440,469
HOUSEHOLD DURABLES — 0.9%
Beijing Roborock Technology Co. Ltd. Class A	4,193	166,616
Chervon Holdings Ltd.	43,000	131,337
Ecovacs Robotics Co. Ltd. Class A	13,700	79,730
Edifier Technology Co. Ltd. Class A	57,800	143,433
Gree Electric Appliances, Inc. of Zhuhai Class A	147,400	665,935
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	23,400	47,881
Haier Smart Home Co. Ltd. Class A	198,200	584,529
Haier Smart Home Co. Ltd. Class H	690,000	1,948,441
Hang Zhou Great Star Industrial Co. Ltd. Class A	65,800	208,103
Hangzhou Robam Appliances Co. Ltd. Class A	66,200	202,488
Hisense Home Appliances Group Co. Ltd. Class H	150,000	323,876
Hisense Visual Technology Co. Ltd. Class A	60,500	177,576
Jason Furniture Hangzhou Co. Ltd. Class A	41,040	201,725
Joyoung Co. Ltd. Class A	123,354	220,182
JS Global Lifestyle Co. Ltd. (c)	301,500	59,848
KingClean Electric Co. Ltd. Class A	60,860	190,599
Oppein Home Group, Inc. Class A	26,380	257,887
Shenzhen MTC Co. Ltd. Class A	503,500	394,564
Sichuan Changhong Electric Co. Ltd. Class A	253,600	188,403
Skyworth Group Ltd.	571,793	218,215
Zhejiang Supor Co. Ltd. Class A	40,265	299,757
		6,711,125
HOUSEHOLD PRODUCTS — 0.0% (e)
Blue Moon Group Holdings Ltd. (c)	326,000	90,178
Vinda International Holdings Ltd. (b)	95,000	276,780
		366,958

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.7%
Beijing Jingneng Clean Energy Co. Ltd. Class H	842,000	$186,547
CGN New Energy Holdings Co. Ltd. (b)	402,000	103,479
CGN Power Co. Ltd. Class H (c)	3,907,000	1,020,712
China Datang Corp. Renewable Power Co. Ltd. Class H	916,000	211,153
China Longyuan Power Group Corp. Ltd. Class H	1,144,000	867,316
China National Nuclear Power Co. Ltd. Class A	489,800	515,898
China Power International Development Ltd. (b)	1,663,000	611,229
China Resources Power Holdings Co. Ltd.	584,092	1,169,897
China Three Gorges Renewables Group Co. Ltd. Class A	736,900	452,245
China Yangtze Power Co. Ltd. Class A	682,400	2,236,780
Concord New Energy Group Ltd.	3,780,000	309,814
Datang International Power Generation Co. Ltd. Class H (b)	1,542,287	242,941
GCL Energy Technology Co. Ltd. Class A	99,000	172,123
GD Power Development Co. Ltd. Class A	473,600	276,687
Guangdong Electric Power Development Co. Ltd. Class A (a)	177,800	122,102
Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,511,701	541,364
Huadian Power International Corp. Ltd. Class H (b)	898,000	399,057
Huaneng Power International, Inc. Class A (a)	114,900	124,249
Huaneng Power International, Inc. Class H (a)	1,586,129	840,947
SDIC Power Holdings Co. Ltd. Class A	190,600	352,794
Shanghai Electric Power Co. Ltd. Class A	103,200	122,612
Shenergy Co. Ltd. Class A	222,000	200,157
Sichuan Chuantou Energy Co. Ltd. Class A	293,700	623,647
Sichuan New Energy Power Co. Ltd. Class A (a)	57,500	107,319
Xinyi Energy Holdings Ltd. (b)	743,655	136,188
Zhejiang Zheneng Electric Power Co. Ltd. Class A (a)	488,500	316,263
		12,263,520
INDUSTRIAL CONGLOMERATES — 0.3%
Beijing Aerospace Changfeng Co. Ltd. Class A	192,400	289,657
China Baoan Group Co. Ltd. Class A	80,500	132,723
Security Description	Shares	Value
CITIC Ltd.	1,504,000	$1,502,353
CITIC Resources Holdings Ltd.	1,952,000	87,494
Shanghai Industrial Holdings Ltd.	341,000	423,163
		2,435,390
INSURANCE — 2.9%
China Life Insurance Co. Ltd. Class A	151,200	601,989
China Life Insurance Co. Ltd. Class H	2,261,040	2,930,342
China Pacific Insurance Group Co. Ltd. Class A	213,200	712,004
China Pacific Insurance Group Co. Ltd. Class H (b)	774,000	1,562,165
China Reinsurance Group Corp. Class H	1,225,000	71,380
China Taiping Insurance Holdings Co. Ltd.	539,091	463,939
Fanhua, Inc. ADR (a)	14,372	94,711
Hubei Biocause Pharmaceutical Co. Ltd. Class A	357,100	142,427
New China Life Insurance Co. Ltd. Class A	56,600	247,445
New China Life Insurance Co. Ltd. Class H	290,900	567,006
People's Insurance Co. Group of China Ltd. Class A	281,500	191,341
People's Insurance Co. Group of China Ltd. Class H	2,206,000	678,026
PICC Property & Casualty Co. Ltd. Class H	2,150,287	2,555,489
Ping An Insurance Group Co. of China Ltd. Class A	334,800	1,894,846
Ping An Insurance Group Co. of China Ltd. Class H	1,897,600	8,590,604
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (c)	180,200	411,698
		21,715,412
INTERACTIVE MEDIA & SERVICES — 12.6%
Autohome, Inc. ADR (b)	21,700	608,902
Baidu, Inc. Class A (a)	715,000	10,630,847
China Metal Recycling Holdings Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	49,665	345,172
JOYY, Inc. ADR	17,203	682,959
Kanzhun Ltd. ADR	106,895	1,775,526
Kuaishou Technology (a) (c)	802,500	5,441,775
Meitu, Inc. (b) (c)	915,000	421,845
Sohu.com Ltd. ADR (a)	11,865	117,820
Tencent Holdings Ltd.	1,937,815	72,861,477
Weibo Corp. ADR (b)	22,377	245,028
Zhihu, Inc. ADR (a) (b)	164,953	154,462
		93,285,813
IT SERVICES — 0.3%
Beijing Ultrapower Software Co. Ltd. Class A	46,200	57,421

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
China TransInfo Technology Co. Ltd. Class A (a)	148,000	$232,997
Chinasoft International Ltd.	934,000	716,479
Digital China Group Co. Ltd. Class A	40,100	168,440
Digital China Holdings Ltd.	274,000	81,408
GDS Holdings Ltd. Class A (a)	286,300	332,184
INESA Intelligent Tech, Inc. Class A	80,800	131,289
Isoftstone Information Technology Group Co. Ltd. Class A (a)	37,400	242,659
Kingsoft Cloud Holdings Ltd. (a) (b)	512,000	131,794
Taiji Computer Corp. Ltd. Class A	34,500	143,076
Vnet Group, Inc. ADR (a) (b)	45,489	130,553
		2,368,300
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	117,800	144,756
Shanghai Yaoji Technology Co. Ltd. Class A	35,900	112,027
Zhejiang Cfmoto Power Co. Ltd. Class A	11,900	170,864
		427,647
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Genscript Biotech Corp. (a)	370,000	941,045
Hangzhou Tigermed Consulting Co. Ltd. Class A	45,400	350,482
Hangzhou Tigermed Consulting Co. Ltd. Class H (c)	14,800	67,001
Joinn Laboratories China Co. Ltd. Class A	28,929	96,327
Maccura Biotechnology Co. Ltd. Class A	21,400	45,291
Pharmaron Beijing Co. Ltd. Class A	93,700	381,348
Pharmaron Beijing Co. Ltd. Class H (c)	12,050	24,413
Shanghai Medicilon, Inc. Class A	4,282	41,121
Viva Biotech Holdings (a) (c)	154,000	20,708
WuXi AppTec Co. Ltd. Class A	123,284	1,259,746
WuXi AppTec Co. Ltd. Class H (b) (c)	74,700	760,053
Wuxi Biologics Cayman, Inc. (a) (c)	1,133,500	4,296,777
		8,284,312
MACHINERY — 1.7%
Anhui Heli Co. Ltd. Class A	60,100	153,698
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	36,200	68,073
China CSSC Holdings Ltd. Class A	148,800	615,211
China International Marine Containers Group Co. Ltd. Class H	357,390	228,845
CIMC Enric Holdings Ltd.	362,000	327,298
CRRC Corp. Ltd. Class A	1,092,100	806,736
Security Description	Shares	Value
CRRC Corp. Ltd. Class H	520,000	$229,082
Dongguan Yiheda Automation Co. Ltd. Class A	27,100	98,115
First Tractor Co. Ltd. Class H (b)	374,000	237,565
Haitian International Holdings Ltd.	226,000	559,172
Hangcha Group Co. Ltd. Class A	51,500	179,946
Han's Laser Technology Industry Group Co. Ltd. Class A	79,300	230,753
Hefei Meiya Optoelectronic Technology, Inc. Class A	122,280	337,272
Jiangsu Hengli Hydraulic Co. Ltd. Class A	51,596	396,212
Keda Industrial Group Co. Ltd. Class A	75,000	111,121
Leader Harmonious Drive Systems Co. Ltd. Class A	7,966	171,724
Lonking Holdings Ltd.	1,395,000	217,953
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,500	51,407
Ningbo Deye Technology Co. Ltd. Class A	9,580	112,878
North Industries Group Red Arrow Co. Ltd. Class A	43,200	85,179
RongFa Nuclear Equipment Co. Ltd. Class A (a)	120,900	91,347
Sany Heavy Equipment International Holdings Co. Ltd.	319,000	308,438
Sany Heavy Industry Co. Ltd. Class A	305,218	590,238
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	36,800	153,854
Shannon Semiconductor Technology Co. Ltd. Class A	27,500	130,498
Shenzhen Inovance Technology Co. Ltd. Class A	80,250	711,595
Siasun Robot & Automation Co. Ltd. Class A (a)	111,000	185,036
Sinotruk Hong Kong Ltd.	196,000	384,543
Weichai Power Co. Ltd. Class H	707,680	1,181,800
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	45,400	163,222
XCMG Construction Machinery Co. Ltd. Class A	553,600	424,495
Xi'an Bright Laser Technologies Co. Ltd. Class A	10,851	176,619
Yangzijiang Shipbuilding Holdings Ltd.	919,000	1,038,064
Yantai Eddie Precision Machinery Co. Ltd. Class A	20,100	45,870
Yutong Bus Co. Ltd. Class A	96,200	179,009
Zhejiang Dingli Machinery Co. Ltd. Class A	24,600	176,780
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	105,900	437,247
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	81,200	144,255

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Zhuzhou CRRC Times Electric Co. Ltd. Class H	202,000	$576,881
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	790,000	435,036
		12,753,067
MARINE — 0.5%
Antong Holdings Co. Ltd. Class A (a)	519,800	182,499
COSCO SHIPPING Holdings Co. Ltd. Class A	86,300	116,107
COSCO SHIPPING Holdings Co. Ltd. Class H	1,303,577	1,310,497
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	177,500	133,612
Hainan Strait Shipping Co. Ltd. Class A	220,300	180,371
Orient Overseas International Ltd.	46,500	649,096
Shanghai Zhonggu Logistics Co. Ltd. Class A	124,800	144,244
SITC International Holdings Co. Ltd.	451,000	778,567
Xingtong Shipping Co. Ltd. Class A	46,700	106,837
		3,601,830
MEDIA — 0.4%
Bluefocus Intelligent Communications Group Co. Ltd. Class A (a)	138,600	139,756
China Literature Ltd. (a) (c)	142,400	529,768
China Publishing & Media Co. Ltd. Class A	86,500	98,155
China Science Publishing & Media Ltd. Class A	28,900	100,127
China South Publishing & Media Group Co. Ltd. Class A	59,956	85,632
Chinese Universe Publishing & Media Group Co. Ltd. Class A	50,000	92,548
COL Group Co. Ltd. Class A (a)	30,400	109,849
Flowing Cloud Technology Ltd. (a) (b)	535,000	128,808
Focus Media Information Technology Co. Ltd. Class A	521,800	463,132
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	129,000	159,606
NanJi E-Commerce Co. Ltd. Class A (a)	311,200	170,009
People.cn Co. Ltd. Class A	39,200	154,034
Shandong Publishing & Media Co. Ltd. Class A	189,213	249,251
Southern Publishing & Media Co. Ltd. Class A	56,200	102,525
Wasu Media Holding Co. Ltd. Class A	268,300	277,697
Xinhua Winshare Publishing & Media Co. Ltd. Class H	210,000	186,910
Security Description	Shares	Value
Xinhuanet Co. Ltd. Class A	31,300	$110,728
		3,158,535
METALS & MINING — 2.3%
Aluminum Corp. of China Ltd. Class H	1,784,000	891,023
Angang Steel Co. Ltd. Class H	1,003,435	197,897
Anhui Honglu Steel Construction Group Co. Ltd. Class A	49,230	150,236
Baoshan Iron & Steel Co. Ltd. Class A	854,400	711,540
China Hongqiao Group Ltd.	703,000	575,289
China Nonferrous Mining Corp. Ltd.	315,000	206,946
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	149,000	404,693
China Rare Earth Resources & Technology Co. Ltd. Class A	41,700	162,042
China Zhongwang Holdings Ltd. (a) (b) (d)	1,029,600	—
Chongqing Iron & Steel Co. Ltd. Class A (a)	1,236,200	241,317
Citic Pacific Special Steel Group Co. Ltd. Class A	92,700	182,781
CMOC Group Ltd. Class A	755,500	551,723
CMOC Group Ltd. Class H	1,008,000	551,211
GEM Co. Ltd. Class A	195,500	149,907
Guangdong HEC Technology Holding Co. Ltd. Class A (a)	239,200	246,234
Guangdong Hongda Holdings Group Co. Ltd. Class A	71,200	200,783
Guocheng Mining Co. Ltd. Class A	102,900	148,990
Henan Shenhuo Coal & Power Co. Ltd. Class A	102,000	240,654
Hunan Valin Steel Co. Ltd. Class A	222,600	160,996
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	1,858,800	381,126
Inner Mongolia ERDOS Resources Co. Ltd. Class A	85,020	115,818
JCHX Mining Management Co. Ltd. Class A	34,800	184,542
Jiangxi Copper Co. Ltd. Class H	513,000	725,297
Jinduicheng Molybdenum Co. Ltd. Class A	124,800	165,627
Maanshan Iron & Steel Co. Ltd. Class A	825,700	315,409
Maanshan Iron & Steel Co. Ltd. Class H	84,000	13,232
MMG Ltd. (a) (b)	1,116,000	330,146
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	488,500	225,020
Shandong Gold Mining Co. Ltd. Class A	248,920	799,483
Shandong Nanshan Aluminum Co. Ltd. Class A	387,400	159,952

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanxi Meijin Energy Co. Ltd. Class A (a)	259,100	$242,340
Shanxi Taigang Stainless Steel Co. Ltd. Class A	215,200	112,729
Shenghe Resources Holding Co. Ltd. Class A	70,200	100,362
Shougang Fushan Resources Group Ltd.	1,347,422	496,965
Sinomine Resource Group Co. Ltd. Class A	18,020	94,420
Tiangong International Co. Ltd.	334,000	89,825
Tianshan Aluminum Group Co. Ltd. Class A	150,400	126,942
Tibet Summit Resources Co. Ltd. Class A (a)	39,160	66,874
Western Superconducting Technologies Co. Ltd. Class A	20,150	150,631
Xiamen Tungsten Co. Ltd. Class A	150,700	363,597
Xinxing Ductile Iron Pipes Co. Ltd. Class A	529,600	284,115
Yintai Gold Co. Ltd. Class A	105,700	222,664
YongXing Special Materials Technology Co. Ltd. Class A	9,270	67,970
Youngy Co. Ltd. Class A	14,011	106,667
Yunnan Aluminium Co. Ltd. Class A	107,300	184,143
Zhaojin Mining Industry Co. Ltd. Class H	464,000	576,988
Zhejiang Hailiang Co. Ltd. Class A	217,700	340,892
Zhejiang Huayou Cobalt Co. Ltd. Class A	65,650	303,606
Zhongjin Gold Corp. Ltd. Class A	184,300	257,791
Zijin Mining Group Co. Ltd. Class A	449,800	787,084
Zijin Mining Group Co. Ltd. Class H	1,886,750	3,073,485
		17,440,004
OIL, GAS & CONSUMABLE FUELS — 3.0%
CGN Mining Co. Ltd. (a) (b)	1,040,000	229,082
China Coal Energy Co. Ltd. Class H	854,013	776,520
China Merchants Energy Shipping Co. Ltd. Class A	283,100	233,776
China Petroleum & Chemical Corp. Class A	857,900	672,286
China Petroleum & Chemical Corp. Class H	8,224,640	4,307,942
China Shenhua Energy Co. Ltd. Class A	222,300	978,724
China Shenhua Energy Co. Ltd. Class H	1,051,200	3,601,130
China Suntien Green Energy Corp. Ltd. Class H	728,000	264,776
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	609,800	575,552
Security Description	Shares	Value
Guanghui Energy Co. Ltd. Class A	297,570	$298,381
Guizhou Panjiang Refined Coal Co. Ltd. Class A	223,131	193,343
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	103,000	206,417
Jizhong Energy Resources Co. Ltd. Class A	262,500	263,215
Oriental Energy Co. Ltd. Class A (a)	149,500	216,253
PetroChina Co. Ltd. Class A	1,259,336	1,248,618
PetroChina Co. Ltd. Class H	6,316,930	4,174,317
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	98,900	160,560
Productive Technologies Co. Ltd. (a)	1,176,000	69,278
Shaanxi Coal Industry Co. Ltd. Class A	314,900	923,835
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	139,750	191,551
Shanxi Coking Coal Energy Group Co. Ltd. Class A	145,600	202,023
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	113,200	348,315
Sinopec Kantons Holdings Ltd.	866,000	372,638
United Energy Group Ltd. (b)	2,800,000	304,794
Yankuang Energy Group Co. Ltd. Class A	72,900	202,813
Yankuang Energy Group Co. Ltd. Class H	750,850	1,426,976
		22,443,115
PERSONAL PRODUCTS — 0.3%
By-health Co. Ltd. Class A	87,800	209,987
Giant Biogene Holding Co. Ltd. (a) (c)	132,800	605,449
Hengan International Group Co. Ltd.	237,500	883,567
Yatsen Holding Ltd. ADR (a) (b)	88,584	64,808
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	11,500	110,097
		1,873,908
PAPER & FOREST PRODUCTS — 0.2%
Lee & Man Paper Manufacturing Ltd.	910,000	266,874
Nine Dragons Paper Holdings Ltd. (a)	799,000	393,946
Shandong Chenming Paper Holdings Ltd. Class A (a)	366,700	199,814
Zhongfu Straits Pingtan Development Co. Ltd. Class A (a)	847,395	301,086
		1,161,720
PHARMACEUTICALS — 2.4%
Asymchem Laboratories Tianjin Co. Ltd. Class A	24,000	391,315

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Beijing Tongrentang Co. Ltd. Class A	42,800	$322,776
Belite Bio, Inc. ADR (a) (b)	3,132	143,289
CanSino Biologics, Inc. Class A (a)	4,554	47,659
CanSino Biologics, Inc. Class H (a) (b) (c)	18,000	54,287
Changchun High & New Technology Industry Group, Inc. Class A NVDR	11,600	237,519
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	75,600	195,779
China Animal Healthcare Ltd. (a) (d)	763,600	—
China Medical System Holdings Ltd.	436,300	773,305
China Resources Pharmaceutical Group Ltd. (c)	658,000	432,288
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	47,400	331,040
China Shineway Pharmaceutical Group Ltd.	240,000	223,447
Chongqing Taiji Industry Group Co. Ltd. Class A (a)	24,200	157,898
Consun Pharmaceutical Group Ltd.	322,000	196,700
CSPC Pharmaceutical Group Ltd.	2,704,240	2,514,267
Dong-E-E-Jiao Co. Ltd. Class A	26,900	186,320
Hansoh Pharmaceutical Group Co. Ltd. (c)	366,000	738,698
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	57,500	253,802
Humanwell Healthcare Group Co. Ltd. Class A	95,300	332,719
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	195,378	1,241,040
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	44,700	170,247
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	239,704	418,437
Livzon Pharmaceutical Group, Inc. Class A	99,400	488,722
Luye Pharma Group Ltd. (a) (b) (c)	795,500	379,996
Ocumension Therapeutics (a) (c)	147,000	125,754
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	47,500	135,951
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	102,200	359,249
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	110,500	240,570
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	387,000	126,381
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	6,020	154,140
Security Description	Shares	Value
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	125,300	$206,411
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	85,000	389,869
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	59,600	193,098
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	100,800	411,235
Sihuan Pharmaceutical Holdings Group Ltd.	921,000	76,666
Simcere Pharmaceutical Group Ltd. (c)	273,000	235,292
Sino Biopharmaceutical Ltd.	3,405,250	1,513,241
SSY Group Ltd.	608,332	384,855
Structure Therapeutics, Inc. ADR (a)	3,938	160,513
Tong Ren Tang Technologies Co. Ltd. Class H	374,000	313,720
United Laboratories International Holdings Ltd.	390,000	350,116
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (c)	149,800	182,057
Yifan Pharmaceutical Co. Ltd. Class A (a)	147,400	305,953
Yunnan Baiyao Group Co. Ltd. Class A	57,369	395,990
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	20,200	686,487
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	99,900	205,816
Zhejiang NHU Co. Ltd. Class A	183,904	438,026
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	61,100	120,817
		17,943,757
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.9%
A-Living Smart City Services Co. Ltd. (c)	111,250	51,005
Beijing Capital Development Co. Ltd. Class A	332,300	141,869
Beijing North Star Co. Ltd. Class A (a)	803,300	214,346
C&D International Investment Group Ltd.	191,123	407,283
China Green Electricity Investment of Tianjin Co. Ltd. Class A	57,500	77,764
China Jinmao Holdings Group Ltd.	1,866,718	179,296
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	281,719	377,044
China Overseas Grand Oceans Group Ltd.	388,557	127,884

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
China Overseas Land & Investment Ltd.	1,202,362	$2,118,767
China Overseas Property Holdings Ltd.	442,620	332,168
China Resources Land Ltd.	916,555	3,286,595
China Resources Mixc Lifestyle Services Ltd. (c)	228,800	816,039
China SCE Group Holdings Ltd. (a) (b)	462,000	10,236
China South City Holdings Ltd. (b)	1,684,000	64,698
China Vanke Co. Ltd. Class A	321,910	472,879
China Vanke Co. Ltd. Class H	693,064	640,826
Country Garden Holdings Co. Ltd. (a) (b)	3,755,215	375,110
Country Garden Services Holdings Co. Ltd. (b)	673,000	581,766
E-House China Enterprise Holdings Ltd. (a)	7,800	203
ESR Group Ltd. (c)	707,400	978,404
Gemdale Corp. Class A	234,900	143,831
GR Life Style Company Ltd. (a)	1,034,000	42,374
Grandjoy Holdings Group Co. Ltd. Class A (a)	367,600	153,326
Greentown China Holdings Ltd. (b)	350,500	356,849
Greentown Service Group Co. Ltd.	626,000	233,290
Hainan Airport Infrastructure Co. Ltd. Class A (a)	411,700	213,927
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	103,300	105,467
Hopson Development Holdings Ltd. (a)	356,877	185,556
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a)	355,000	64,812
Jinke Properties Group Co. Ltd. Class A (a)	420,900	106,989
KE Holdings, Inc. ADR (b)	215,290	3,489,851
KWG Group Holdings Ltd. (a) (b)	683,806	49,040
KWG Living Group Holdings Ltd. (a)	350,174	21,077
Longfor Group Holdings Ltd. (c)	548,253	877,649
LVGEM China Real Estate Investment Co. Ltd. (a) (b)	426,000	42,553
Poly Developments & Holdings Group Co. Ltd. Class A	387,300	538,476
Poly Property Group Co. Ltd.	1,304,784	265,684
Poly Property Services Co. Ltd. Class H	30,600	112,861
Red Star Macalline Group Corp. Ltd. Class A	265,060	144,058
Redco Properties Group Ltd. (a) (b) (c) (d)	628,200	53,499
RiseSun Real Estate Development Co. Ltd. Class A (a)	301,900	72,501
Seazen Group Ltd. (a) (b)	847,809	137,890
Security Description	Shares	Value
Seazen Holdings Co. Ltd. Class A (a)	102,400	$164,085
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	194,100	275,588
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	187,800	230,774
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	58,200	157,748
Shenzhen Investment Ltd.	1,386,565	204,206
Shenzhen New Nanshan Holding Group Co. Ltd. Class A	180,800	73,634
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	395,500	172,739
Shoucheng Holdings Ltd.	726,000	145,971
Sino-Ocean Group Holding Ltd. (a) (b)	1,516,712	85,464
SOHO China Ltd. (a)	770,500	74,005
Sunac Services Holdings Ltd. (b) (c)	262,000	62,744
Tianjin Trolia Information Technology Co. Ltd. Class A (a)	173,400	92,537
Times China Holdings Ltd. (a)	222,000	7,392
Xiangcai Co. Ltd. Class A	145,400	153,351
Yango Group Co. Ltd. Class A (a)	477,900	24,833
Yanlord Land Group Ltd. (a)	416,400	183,089
Yuexiu Property Co. Ltd.	560,900	456,848
Zhejiang China Commodities City Group Co. Ltd. Class A	204,100	209,816
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	1,031,300	28,967
		21,469,533
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
3peak, Inc. Class A	4,112	84,485
ACM Research Shanghai, Inc. Class A	7,938	116,396
Advanced Micro-Fabrication Equipment, Inc. China Class A	20,036	432,201
Amlogic Shanghai Co. Ltd. Class A	16,386	144,125
Cambricon Technologies Corp. Ltd. Class A (a)	12,756	241,770
China Resources Microelectronics Ltd. Class A	24,998	156,891
Daqo New Energy Corp. ADR (a)	18,470	491,302
Flat Glass Group Co. Ltd. Class A	56,540	212,007
Flat Glass Group Co. Ltd. Class H (b)	131,000	221,114
GalaxyCore, Inc. Class A	83,239	239,292
GCL Technology Holdings Ltd.	6,505,000	1,032,996
GigaDevice Semiconductor, Inc. Class A	27,725	359,733
Hainan Drinda New Energy Technology Co. Ltd. Class A	10,200	110,987

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Hangzhou Chang Chuan Technology Co. Ltd. Class A	33,900	$180,864
Hangzhou First Applied Material Co. Ltd. Class A	58,707	200,098
Hangzhou Lion Electronics Co. Ltd. Class A	26,700	102,704
Hangzhou Silan Microelectronics Co. Ltd. Class A	36,000	115,423
Hoyuan Green Energy Co. Ltd. Class A	9,224	43,111
Hua Hong Semiconductor Ltd. (a) (b) (c)	202,000	488,408
Hwatsing Technology Co. Ltd. Class A	6,015	158,556
Ingenic Semiconductor Co. Ltd. Class A	10,300	93,517
JA Solar Technology Co. Ltd. Class A	95,278	277,246
JCET Group Co. Ltd. Class A	62,200	260,834
Jiangsu Pacific Quartz Co. Ltd. Class A	13,000	158,616
Jinko Solar Co. Ltd. Class A	180,882	225,067
JinkoSolar Holding Co. Ltd. ADR (b)	12,521	462,526
Kingsemi Co. Ltd. Class A	6,221	116,730
Konfoong Materials International Co. Ltd. Class A	13,100	107,772
LONGi Green Energy Technology Co. Ltd. Class A	221,720	713,056
Loongson Technology Corp. Ltd. Class A (a)	13,161	204,440
Montage Technology Co. Ltd. Class A	41,995	346,547
National Silicon Industry Group Co. Ltd. Class A (a)	91,895	223,523
NAURA Technology Group Co. Ltd. Class A	15,400	531,407
Piotech, Inc. Class A	6,051	196,556
Qingdao Gaoce Technology Co. Ltd. Class A	17,819	97,571
Risen Energy Co. Ltd. Class A	43,400	107,577
Rockchip Electronics Co. Ltd. Class A	18,100	161,158
Sanan Optoelectronics Co. Ltd. Class A	147,300	286,507
SG Micro Corp. Class A	20,425	255,320
Shanghai Aiko Solar Energy Co. Ltd. Class A	59,600	147,648
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	19,488	105,724
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	88,000	158,903
Shenzhen Goodix Technology Co. Ltd. Class A (a)	22,400	217,375
Shenzhen SC New Energy Technology Corp. Class A	13,700	142,395
StarPower Semiconductor Ltd. Class A	8,900	226,231
Security Description	Shares	Value
Suzhou Maxwell Technologies Co. Ltd. Class A	11,934	$217,056
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	143,850	315,958
Tianshui Huatian Technology Co. Ltd. Class A	94,500	113,072
TongFu Microelectronics Co. Ltd. Class A	69,600	225,985
Tongwei Co. Ltd. Class A	143,200	503,370
Trina Solar Co. Ltd. Class A	63,887	255,975
Unigroup Guoxin Microelectronics Co. Ltd. Class A (a)	35,099	332,476
Vanchip Tianjin Technology Co. Ltd. Class A (a)	13,574	124,863
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	19,402	136,130
Will Semiconductor Co. Ltd. Shanghai Class A	37,040	555,085
Wuhan DR Laser Technology Corp. Ltd. Class A	13,240	112,047
Wuxi Autowell Technology Co. Ltd. Class A	6,219	79,041
Xinjiang Daqo New Energy Co. Ltd. Class A	31,324	130,080
Xinyi Solar Holdings Ltd.	1,495,162	873,138
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	53,100	328,790
		15,259,775
SOFTWARE — 1.0%
360 Security Technology, Inc. Class A (a)	205,800	260,408
Agora, Inc. ADR (a) (b)	22,600	59,438
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	28,000	123,669
Beijing Kingsoft Office Software, Inc. Class A	13,430	596,377
Beijing Shiji Information Technology Co. Ltd. Class A	113,740	155,581
Bit Digital, Inc. (a) (b)	32,462	137,314
China National Software & Service Co. Ltd. Class A	36,300	184,849
Empyrean Technology Co. Ltd. Class A	14,800	220,007
Genimous Technology Co. Ltd. Class A (a)	157,300	192,853
Hundsun Technologies, Inc. Class A	64,291	259,670
Iflytek Co. Ltd. Class A	79,400	517,172
Jiangsu Hoperun Software Co. Ltd. Class A (a)	30,300	110,552
Kingdee International Software Group Co. Ltd. (a)	937,000	1,365,562
Linklogis, Inc. Class B (b) (c)	340,500	68,898
Ming Yuan Cloud Group Holdings Ltd. (a) (b)	273,000	100,690
NavInfo Co. Ltd. Class A (a)	167,800	209,732

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Newland Digital Technology Co. Ltd. Class A	35,298	$97,210
Qi An Xin Technology Group, Inc. Class A (a)	29,503	166,106
Qingdao Ainnovation Technology Group Co. Ltd. Class H (a) (c)	69,800	82,864
Sangfor Technologies, Inc. Class A (a)	21,300	216,243
Shanghai Baosight Software Co. Ltd. Class A	106,571	730,369
Shenzhen Fortune Trend Technology Co. Ltd. Class A	5,683	100,801
Thunder Software Technology Co. Ltd. Class A	19,400	218,123
Topsec Technologies Group, Inc. Class A (a)	162,200	222,778
Tuya, Inc. ADR (a)	60,695	139,598
Venustech Group, Inc. Class A	55,700	211,204
Weimob, Inc. (a) (b) (c)	607,000	223,878
Yonyou Network Technology Co. Ltd. Class A	125,440	313,397
		7,285,343
SPECIALTY RETAIL — 0.6%
ATRenew, Inc. ADR (a) (b)	59,567	114,369
Beijing Caishikou Department Store Co. Ltd. Class A	115,100	240,687
China Meidong Auto Holdings Ltd.	192,000	116,795
China Tourism Group Duty Free Corp. Ltd. Class A	62,500	734,576
China Tourism Group Duty Free Corp. Ltd. Class H (b) (c)	27,600	270,926
China Yongda Automobiles Services Holdings Ltd.	411,000	154,219
EEKA Fashion Holdings Ltd.	83,500	151,633
HLA Group Corp. Ltd. Class A	198,700	207,055
Pop Mart International Group Ltd. (c)	229,400	594,906
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	317,483	276,883
Topsports International Holdings Ltd. (c)	804,000	626,021
Zhongsheng Group Holdings Ltd.	256,500	613,612
		4,101,682
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Anker Innovations Technology Co. Ltd. Class A	14,400	179,176
Canaan, Inc. ADR (a) (b)	45,303	104,650
China Greatwall Technology Group Co. Ltd. Class A	133,600	189,876
IEIT Systems Co. Ltd. Class A	58,140	271,079
Legend Holdings Corp. Class H (c)	131,100	123,569
Lenovo Group Ltd.	2,124,000	2,970,344
Ninestar Corp. Class A	39,800	126,489
Security Description	Shares	Value
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	11,800	$152,542
Shenzhen Transsion Holdings Co. Ltd. Class A	25,225	490,287
Tsinghua Tongfang Co. Ltd. Class A (a)	158,700	163,813
Xiaomi Corp. Class B (a) (c)	4,819,000	9,627,447
		14,399,272
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
361 Degrees International Ltd.	299,000	132,871
ANTA Sports Products Ltd.	377,400	3,661,122
Biem.L.Fdlkk Garment Co. Ltd. Class A	34,500	153,590
Bosideng International Holdings Ltd.	1,246,000	560,086
China Dongxiang Group Co. Ltd.	2,639,000	96,319
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	318,000	156,383
Lanvin Group Holdings Ltd. (a)	21,213	62,578
Lao Feng Xiang Co. Ltd. Class A	42,100	407,957
Li Ning Co. Ltd.	770,707	2,062,838
Shenzhou International Group Holdings Ltd.	257,300	2,649,265
Xtep International Holdings Ltd.	456,624	257,886
Zhejiang Semir Garment Co. Ltd. Class A	225,100	182,404
		10,383,299
TOBACCO — 0.1%
RLX Technology, Inc. ADR (b)	267,521	535,042
Smoore International Holdings Ltd. (b) (c)	666,000	554,392
		1,089,434
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co. Ltd. Class A	12,300	38,020
Bohai Leasing Co. Ltd. Class A (a)	746,000	224,200
COSCO SHIPPING Development Co. Ltd. Class H	1,543,500	158,134
Horizon Construction Development Ltd. (a)	23,777	13,977
Huitongda Network Co. Ltd. Class H (a) (c)	36,300	141,322
Jiangsu Guotai International Group Co. Ltd. Class A	241,120	265,142
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	152,800	211,585
Shanxi Coal International Energy Group Co. Ltd. Class A	70,000	172,134
Xiamen C & D, Inc. Class A	184,500	249,520
Zall Smart Commerce Group Ltd. (a)	1,578,000	50,117
		1,524,151

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.7%
Anhui Expressway Co. Ltd. Class H	250,000	$246,525
Beijing Capital International Airport Co. Ltd. Class H (a)	821,939	241,049
China Merchants Port Holdings Co. Ltd.	467,185	636,591
COSCO SHIPPING International Hong Kong Co. Ltd.	458,000	178,307
COSCO SHIPPING Ports Ltd.	377,943	272,983
Guangzhou Baiyun International Airport Co. Ltd. Class A (a)	120,900	166,054
Hainan Meilan International Airport Co. Ltd. Class H (a)	101,000	89,636
Jiangsu Expressway Co. Ltd. Class H	524,795	471,798
Liaoning Port Co. Ltd. Class H	150,000	11,910
Qingdao Port International Co. Ltd. Class H (c)	437,000	236,729
Shanghai International Airport Co. Ltd. Class A (a)	78,500	361,378
Shanghai International Port Group Co. Ltd. Class A	786,000	540,881
Shenzhen Expressway Corp. Ltd. Class H	374,000	302,225
Shenzhen International Holdings Ltd.	567,152	477,920
Sichuan Expressway Co. Ltd. Class H	678,000	211,860
Yuexiu Transport Infrastructure Ltd.	296,000	161,105
Zhejiang Expressway Co. Ltd. Class H	621,400	414,609
		5,021,560
WATER UTILITIES — 0.2%
Beijing Enterprises Water Group Ltd.	1,638,000	365,000
Chengdu Xingrong Environment Co. Ltd. Class A	113,200	90,457
China Water Affairs Group Ltd.	332,000	182,400
Chongqing Water Group Co. Ltd. Class A	349,000	277,902
Guangdong Investment Ltd.	948,000	689,583
Luenmei Quantum Co. Ltd. Class A	106,100	84,485
		1,689,827
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
China United Network Communications Ltd. Class A	911,200	560,495
Security Description	Shares	Value
FingerMotion, Inc. (a)	12,117	$48,710
		609,205
TOTAL COMMON STOCKS (Cost $1,178,368,425)		741,302,529
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (f) (g)	121,996	122,045
State Street Navigator Securities Lending Portfolio II (h) (i)	8,742,050	8,742,050
TOTAL SHORT-TERM INVESTMENTS (Cost $8,864,114)		8,864,095
TOTAL INVESTMENTS — 100.9% (Cost $1,187,232,539)		750,166,624
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(6,997,565)
NET ASSETS — 100.0%		$743,169,059
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.4% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $82,466, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	6	01/19/2024	$264,915	$272,190	$7,275
MSCI China Net Total Return USD Index (long)	36	03/15/2024	757,458	770,569	13,111
					$20,386

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$741,154,925	$65,138	$82,466	$741,302,529
Short-Term Investments	8,864,095	—	—	8,864,095
TOTAL INVESTMENTS	$750,019,020	$65,138	$82,466	$750,166,624
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$20,386	$—	$—	$20,386
TOTAL OTHER FINANCIAL INSTRUMENTS:	$20,386	$—	$—	$20,386

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,233,255	$1,233,502	$45,468,281	$46,583,087	$3,368	$(19)	121,996	$122,045	$97,177
State Street Navigator Securities Lending Portfolio II	11,283,541	11,283,541	25,758,362	28,299,853	—	—	8,742,050	8,742,050	75,680
Total		$12,517,043	$71,226,643	$74,882,940	$3,368	$(19)		$8,864,095	$172,857
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BRAZIL — 6.5%
3R Petroleum Oleo E Gas SA (a)	180,034	$973,998
Afya Ltd. Class A (a) (b)	18,364	402,722
Allos SA	666,518	3,642,962
Ambev SA ADR	5,228,824	14,640,707
Anima Holding SA (a)	130,343	119,674
Armac Locacao Logistica E Servicos SA	39,056	137,085
Auren Energia SA	124,281	340,534
Azul SA Preference Shares (a)	170,840	563,066
B3 SA - Brasil Bolsa Balcao	7,206,683	21,586,223
Banco Bradesco SA	1,051,627	3,307,983
Banco Bradesco SA ADR (b)	6,650,643	23,277,250
Banco BTG Pactual SA	990,919	7,672,197
Banco do Brasil SA	1,595,876	18,197,376
Banco Pan SA Preference Shares (c)	676,876	1,203,930
Banco Santander Brasil SA	67,972	451,971
BB Seguridade Participacoes SA	947,344	6,562,526
Bradespar SA Preference Shares (c)	689,701	3,643,307
Braskem SA Class A, ADR (a) (b)	220,256	1,942,658
BRF SA ADR (a) (b)	971,400	2,700,492
CCR SA	951,231	2,776,774
Centrais Eletricas Brasileiras SA ADR (b)	1,262,472	10,882,509
CI&T, Inc. Class A (a) (b)	32,505	170,976
Cia Brasileira de Aluminio (d)	928	974
Cia Brasileira de Aluminio (a) (d)	86	88
Cia Brasileira de Distribuicao ADR (a) (b)	423,000	338,400
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	577,658	8,962,879
Cia Energetica de Minas Gerais ADR	3,715,527	8,620,023
Cia Siderurgica Nacional SA ADR (b)	1,136,120	4,464,952
Cielo SA	1,989,416	1,920,776
Cogna Educacao SA (a)	2,360,803	1,696,147
Cosan SA	1,470,735	5,861,625
Cosan SA ADR (b)	57,925	907,105
CVC Brasil Operadora e Agencia de Viagens SA (a)	170,865	123,112
Cyrela Brazil Realty SA Empreendimentos e Participacoes	825,417	4,091,741
Desktop SA (e)	45,309	131,704
Security Description	Shares	Value
Dexco SA	907,451	$1,507,561
Diagnosticos da America SA (a)	118,524	234,725
Embraer SA (a)	1,279,036	5,895,425
Eneva SA (a)	1,683,034	4,715,516
Engie Brasil Energia SA	149,203	1,392,328
Equatorial Energia SA	584,616	4,298,930
Gerdau SA ADR (b)	1,772,195	8,595,146
Grupo Casas Bahia SA (a)	62,689	146,863
Grupo De Moda Soma SA	196,633	301,572
Hapvida Participacoes e Investimentos SA (a) (e)	4,670,858	4,278,927
Hypera SA	250,728	1,845,258
Infracommerce CXAAS SA (a)	359,119	136,769
Inter & Co., Inc. BDR (a)	126,737	714,096
IRB-Brasil Resseguros SA (a)	35,005	319,236
Itau Unibanco Holding SA Preference Shares ADR (b)	5,976,086	41,533,798
Itausa SA	730,063	1,554,029
Itausa SA Preference Shares (c)	9,287,487	19,826,919
Kepler Weber SA	83,114	187,013
Klabin SA	555,502	2,541,019
Localiza Rent a Car SA	716,138	9,376,313
Locaweb Servicos de Internet SA (e)	178,441	220,774
Lojas Renner SA	1,678,008	6,017,560
Magazine Luiza SA (a)	3,105,548	1,380,925
Marcopolo SA Preference Shares (c)	672,393	975,867
Marfrig Global Foods SA (a)	463,232	925,014
Meliuz SA (a) (e)	157,559	257,863
Metalurgica Gerdau SA Preference Shares (c)	2,254,259	5,039,784
Mills Estruturas e Servicos de Engenharia SA	39,727	111,062
Minerva SA	50,351	77,430
MMX Mineracao e Metalicos SA (a) (f)	20,968	—
MRV Engenharia e Participacoes SA (a)	184,566	426,687
Natura & Co. Holding SA (a)	1,083,010	3,765,654
Nexa Resources SA	29,629	211,551
Nexpe Participacoes SA (a)	140	149
NU Holdings Ltd. Class A (a)	2,427,146	20,218,126
Odontoprev SA	29,241	69,948
Oi SA ADR (a)	901,596	541
Pagseguro Digital Ltd. Class A (a)	210,489	2,624,798
PDG Realty SA Empreendimentos e Participacoes (a)	734	68
Pet Center Comercio e Participacoes SA	165,847	134,860

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Petroleo Brasileiro SA ADR	1,910,979	$30,518,335
Petroleo Brasileiro SA Preference Shares ADR	2,542,710	38,852,609
Petroreconcavo SA	22,900	102,394
Positivo Tecnologia SA	50,007	71,650
PRIO SA	665,877	6,312,507
Qualicorp Consultoria e Corretora de Seguros SA	117,848	82,486
Raia Drogasil SA	1,161,633	7,030,634
Rede D'Or Sao Luiz SA (e)	919,419	5,443,530
RNI Negocios Imobiliarios SA	62,497	59,183
Rossi Residencial SA (a)	113,416	93,860
Rumo SA	1,061,354	5,014,426
Sendas Distribuidora SA	751,162	2,092,231
Sitios Latinoamerica SAB de CV (a) (b)	1,023,142	418,694
StoneCo Ltd. Class A (a)	254,138	4,582,108
Suzano SA	361,240	4,136,977
Suzano SA ADR	342,980	3,896,253
T4F Entretenimento SA (a)	146,386	63,586
Telefonica Brasil SA	778,199	8,561,214
TIM SA ADR (b)	406,499	7,508,036
TOTVS SA	375,088	2,601,432
Ultrapar Participacoes SA	1,025,097	5,594,393
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR	1,439,424	2,806,877
Vale SA	185,506	2,948,177
Vale SA ADR	3,779,329	59,940,158
Vasta Platform Ltd. (a)	13,367	59,216
Vibra Energia SA	905,349	4,241,960
VTEX Class A (a)	138,192	950,761
WEG SA	1,861,786	14,146,599
XP, Inc. BDR	50,019	1,323,584
XP, Inc. Class A	290,638	7,576,933
YDUQS Participacoes SA	451,390	2,083,367
Zenvia, Inc. Class A (a)	333	393
		543,291,113
CHILE — 0.5%
AntarChile SA	315,605	2,547,869
Banco de Chile	18,910,563	2,241,026
Banco Santander Chile	7,390,646	363,911
CAP SA	9,848	81,194
Cencosud SA	133,408	252,827
Cia Sud Americana de Vapores SA	3,093,947	191,670
Empresas Copec SA	783,844	5,753,494
Empresas Iansa SA	3,123,176	79,395
Enel Americas SA (a)	41,099,173	4,588,616
Enel Chile SA ADR	1,767,093	5,725,381
Enjoy SA (a)	7,973,135	5,989
Falabella SA (a)	2,016,884	5,080,981
Latam Airlines Group SA (a)	134,249,381	1,468,114
Multiexport Foods SA	2,678,766	607,541
Parque Arauco SA	3,489,546	5,674,156
Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (c)	171,018	$10,310,606
		44,972,770
CHINA — 28.1%
111, Inc. ADR (a)	54,850	85,018
17 Education & Technology Group, Inc. ADR (a) (b)	19,377	39,917
360 Security Technology, Inc. Class A (a)	186,000	235,354
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	476,230	1,258,024
3peak, Inc. Class A	17,245	354,316
3SBio, Inc. (e)	1,140,500	1,098,355
9F, Inc. ADR (a)	37	126
AAC Technologies Holdings, Inc. (b)	1,178,632	3,501,836
Accelink Technologies Co. Ltd. Class A	40,800	163,301
ACM Research Shanghai, Inc. Class A	23,542	345,198
Acrobiosystems Co. Ltd. Class A	32,850	271,912
Addsino Co. Ltd. Class A	458,500	538,950
Advanced Fiber Resources Zhuhai Ltd. Class A	38,700	246,203
Advanced Micro-Fabrication Equipment, Inc. China Class A	70,543	1,521,698
Advanced Technology & Materials Co. Ltd. Class A	225,000	284,070
AECC Aero Science & Technology Co. Ltd. Class A (a)	166,800	447,886
AECC Aviation Power Co. Ltd. Class A	219,900	1,154,378
Agile Group Holdings Ltd. (a) (b)	3,897,626	424,276
Agora, Inc. ADR (a) (b)	67,801	178,317
Agricultural Bank of China Ltd. Class A	10,857,200	5,550,123
Agricultural Bank of China Ltd. Class H	34,058,216	13,128,587
Aier Eye Hospital Group Co. Ltd. Class A	648,217	1,440,159
AIM Vaccine Co. Ltd. (a)	42,000	42,223
AIMA Technology Group Co. Ltd. Class A	41,000	144,179
Air China Ltd. Class H (a)	4,003,443	2,532,738
Airtac International Group	82,669	2,720,571
AK Medical Holdings Ltd. (b) (e)	334,000	267,763
Akeso, Inc. (a) (e)	367,000	2,180,789
Alibaba Group Holding Ltd.	15,691,000	151,915,477

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Alibaba Health Information Technology Ltd. (a) (b)	3,944,000	$2,141,570
All Winner Technology Co. Ltd. Class A	61,940	197,374
Allied Machinery Co. Ltd. Class A	31,200	81,937
Alpha Group Class A (a)	694,700	853,668
Alphamab Oncology (a) (b) (e)	228,000	193,880
Aluminum Corp. of China Ltd. Class H	8,749,495	4,369,957
Amlogic Shanghai Co. Ltd. Class A	40,966	360,321
An Hui Wenergy Co. Ltd. Class A	430,000	378,030
Andon Health Co. Ltd. Class A	27,500	145,483
ANE Cayman, Inc. (a)	330,000	236,241
Angang Steel Co. Ltd. Class H	4,845,231	955,575
Angelalign Technology, Inc. (b) (e)	19,000	137,599
Anhui Conch Cement Co. Ltd. Class A	202,700	642,209
Anhui Conch Cement Co. Ltd. Class H	1,966,010	4,542,049
Anhui Construction Engineering Group Co. Ltd. Class A	687,400	448,896
Anhui Estone Materials Technology Co. Ltd. Class A	28,094	115,483
Anhui Genuine New Materials Co. Ltd. Class A (a)	374,660	437,768
Anhui Guangxin Agrochemical Co. Ltd. Class A	763,764	1,555,287
Anhui Gujing Distillery Co. Ltd. Class A	7,700	251,743
Anhui Gujing Distillery Co. Ltd. Class B	210,100	3,196,481
Anhui Guofeng New Materials Co. Ltd. Class A	478,000	356,456
Anhui Honglu Steel Construction Group Co. Ltd. Class A	150,440	459,099
Anhui Huaheng Biotechnology Co. Ltd. Class A	19,194	339,371
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	753,000	463,183
Anhui Jinhe Industrial Co. Ltd. Class A	202,300	622,475
Anhui Kouzi Distillery Co. Ltd. Class A	16,300	103,698
Security Description	Shares	Value
Anhui Ronds Science & Technology, Inc. Co. Class A	37,321	$192,931
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	1,141,140	1,426,305
Anhui Xinbo Aluminum Co. Ltd. Class A	82,300	397,018
Anhui Yingjia Distillery Co. Ltd. Class A	11,900	110,784
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	27,206	610,402
Anjoy Foods Group Co. Ltd. Class A	14,500	213,022
Anker Innovations Technology Co. Ltd. Class A	5,900	73,412
ANTA Sports Products Ltd.	1,385,306	13,438,722
Aoshikang Technology Co. Ltd. Class A	60,300	259,556
Aotecar New Energy Technology Co. Ltd. Class A (a)	272,593	124,418
Apeloa Pharmaceutical Co. Ltd. Class A	406,500	878,583
APT Medical, Inc. Class A	4,685	255,614
Archermind Technology Nanjing Co. Ltd. Class A (a)	10,500	63,304
Arcsoft Corp. Ltd. Class A	70,629	407,074
Ascentage Pharma Group International (a) (e)	131,900	461,145
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	51,100	188,308
Assure Tech Hangzhou Co. Ltd. Class A	42,924	242,814
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	420,012
ATRenew, Inc. ADR (a)	161,705	310,474
Autel Intelligent Technology Corp. Ltd. Class A (a)	75,265	251,038
Autohome, Inc. ADR (b)	63,609	1,784,869
Avary Holding Shenzhen Co. Ltd. Class A	197,800	620,017
AVIC Chengdu UAS Co. Ltd. Class A	57,168	307,734
AVIC Industry-Finance Holdings Co. Ltd. Class A	372,400	162,650
AviChina Industry & Technology Co. Ltd. Class H	4,549,000	1,951,598
Bafang Electric Suzhou Co. Ltd. Class A	26,119	201,562
Baidu, Inc. Class A (a)	2,373,559	35,290,829
BAIOO Family Interactive Ltd. (e)	74,000	2,417

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Bank of China Ltd. Class A	3,545,500	$1,986,707
Bank of China Ltd. Class H	87,433,074	33,367,342
Bank of Communications Co. Ltd. Class A	1,687,900	1,360,636
Bank of Communications Co. Ltd. Class H	26,718,841	16,663,882
Bank of Ningbo Co. Ltd. Class A	465,190	1,313,790
Baoshan Iron & Steel Co. Ltd. Class A	1,155,100	961,961
Baozun, Inc. Class A (a) (b)	68,964	62,000
BBMG Corp. Class H	1,963,000	183,516
BeiGene Ltd. (a)	859,553	12,119,636
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	165,106	276,854
Beijing Baination Pictures Co. Ltd. Class A (a)	214,000	193,545
Beijing BDStar Navigation Co. Ltd. Class A (a)	213,300	945,990
Beijing Capital International Airport Co. Ltd. Class H (a)	5,019,490	1,472,057
Beijing Career International Co. Ltd. Class A	30,600	118,694
Beijing Certificate Authority Co. Ltd. Class A	21,150	76,811
Beijing Changjiu Logistics Corp. Class A (a)	138,400	240,819
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	44,449	164,173
Beijing Compass Technology Development Co. Ltd. Class A (a)	26,600	225,110
Beijing CTJ Information Technology Co. Ltd. Class A	22,110	243,034
Beijing Dabeinong Technology Group Co. Ltd. Class A	663,400	555,271
Beijing Deep Glint Technology Co. Ltd. Class A (a)	91,129	268,245
Beijing Easpring Material Technology Co. Ltd. Class A	36,000	193,130
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	26,500	117,044
Beijing Enterprises Holdings Ltd.	1,146,500	3,986,332
Beijing Enterprises Water Group Ltd.	9,110,000	2,030,006
Beijing GeoEnviron Engineering & Technology, Inc. Class A	1,437,948	1,320,700
Security Description	Shares	Value
Beijing Haitian Ruisheng Science Technology Ltd. Class A	9,690	$98,117
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	18,522	319,426
Beijing Huaru Technology Co. Ltd. Class A (a)	26,300	92,744
Beijing Infosec Technologies Co. Ltd. Class A	32,102	88,724
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	98,700	185,601
Beijing Jingyuntong Technology Co. Ltd. Class A (a)	234,400	150,438
Beijing Kingsoft Office Software, Inc. Class A	36,024	1,599,695
Beijing Oriental Jicheng Co. Ltd. Class A	103,500	372,249
Beijing Seeyon Internet Software Corp. Class A	26,511	128,858
Beijing Shiji Information Technology Co. Ltd. Class A	503,046	688,098
Beijing Shougang Co. Ltd. Class A (a)	133,800	65,015
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	26,900	80,429
Beijing SL Pharmaceutical Co. Ltd. Class A	436,450	624,586
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	52,083	510,180
Beijing Tianyishangjia New Material Corp. Ltd. Class A	43,103	102,300
Beijing Tieke Shougang Railway-Tech Co. Ltd. Class A	49,622	192,408
Beijing Tongtech Co. Ltd. Class A	29,600	75,989
Beijing Ultrapower Software Co. Ltd. Class A	98,300	122,174
Beijing United Information Technology Co. Ltd. Class A	74,045	228,875
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	49,344	520,632
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	78,255
Beijing Zhidemai Technology Co. Ltd. Class A	34,400	105,607
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	515,200	355,979
Beken Corp. Class A (a)	25,764	105,472

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Bengang Steel Plates Co. Ltd. Class A (a)	404,700	$202,901
BEST, Inc. ADR (a)	222	566
Bestechnic Shanghai Co. Ltd. Class A (a)	18,667	404,426
Bethel Automotive Safety Systems Co. Ltd. Class A	36,500	355,230
BGI Genomics Co. Ltd. Class A	20,100	135,494
Biem.L.Fdlkk Garment Co. Ltd. Class A	270,863	1,205,847
Bilibili, Inc. Class Z (a) (b)	242,696	2,909,163
Bio-Thera Solutions Ltd. Class A (a)	160,655	930,457
Bit Digital, Inc. (a) (b)	37,436	158,354
BIT Mining Ltd. ADR (a)	111	559
Bloomage Biotechnology Corp. Ltd. Class A	9,972	93,732
Blue Sail Medical Co. Ltd. Class A	192,100	180,213
Bluefocus Intelligent Communications Group Co. Ltd. Class A (a)	92,900	93,675
BMC Medical Co. Ltd. Class A	7,300	124,817
BOE Technology Group Co. Ltd. Class A	1,644,000	900,430
BOE Technology Group Co. Ltd. Class B	1,373,300	446,713
Bosideng International Holdings Ltd. (b)	4,440,000	1,995,812
Brii Biosciences Ltd. (a) (b)	261,000	76,209
Brilliance China Automotive Holdings Ltd.	404,000	225,061
Broadex Technologies Co. Ltd. Class A	52,800	199,985
B-Soft Co. Ltd. Class A	400,019	367,964
BYD Co. Ltd. Class A	202,300	5,625,284
BYD Co. Ltd. Class H	1,002,622	27,529,075
BYD Electronic International Co. Ltd.	1,065,500	4,994,179
C*Core Technology Co. Ltd. Class A	80,309	330,908
C.banner International Holdings Ltd. (a)	12,000	238
Cabbeen Fashion Ltd.	37,000	4,549
Caina Technology Co. Ltd. Class A	30,740	146,175
Caitong Securities Co. Ltd. Class A	257,840	280,993
CALB Group Co. Ltd. (a) (b) (e)	98,800	222,689
Cambricon Technologies Corp. Ltd. Class A (a)	36,934	700,027
Canaan, Inc. ADR (a) (b)	140,065	323,550
Canggang Railway Ltd. (b)	216,000	236,510
Canmax Technologies Co. Ltd. Class A	41,080	146,249
Security Description	Shares	Value
CanSino Biologics, Inc. Class A (a)	12,371	$129,468
CanSino Biologics, Inc. Class H (a) (b) (e)	34,400	103,748
CARsgen Therapeutics Holdings Ltd. (a) (e)	163,500	136,101
Castech, Inc. Class A	40,800	169,203
CECEP Wind-Power Corp. Class A	1,121,180	472,368
Central China Land Media Co. Ltd. Class A	81,100	110,820
Central China Securities Co. Ltd. Class A	736,300	396,038
CETC Chips Technology, Inc. Class A (a)	247,400	486,072
CETC Cyberspace Security Technology Co. Ltd. Class A	27,100	85,480
CETC Digital Technology Co. Ltd. Class A	242,090	739,468
CETC Potevio Science&Technology Co. Ltd. Class A	476,581	1,360,015
CGN New Energy Holdings Co. Ltd. (b)	364,000	93,697
CGN Nuclear Technology Development Co. Ltd. Class A	438,600	446,571
CGN Power Co. Ltd. Class H (e)	16,130,000	4,213,996
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	11,925	244,174
Changchun UP Optotech Co. Ltd. Class A	65,403	309,077
Changjiang Securities Co. Ltd. Class A	682,200	515,439
Changzhou Almaden Stock Co. Ltd. Class A	60,300	226,529
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	27,200	500,827
Cheetah Mobile, Inc. ADR (a)	74	169
Chengdu ALD Aviation Manufacturing Corp. Class A	204,400	499,762
Chengdu Bright Eye Hospital Co. Ltd. Class A	6,400	77,297
Chengdu Guoguang Electric Co. Ltd. Class A (a)	14,561	199,154
Chengdu Hongqi Chain Co. Ltd. Class A	1,398,486	978,072
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	20,800	87,575

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Chengdu Jiafaantai Education Technology Co. Ltd. Class A	61,000	$132,784
Chengdu KSW Technologies Co. Ltd. Class A	21,204	204,369
Chengdu M&S Electronics Technology Co. Ltd. Class A (a)	83,356	597,139
Chengdu Olymvax Biopharmaceuticals, Inc. Class A (a)	134,956	299,456
Chengdu RML Technology Co. Ltd. Class A	61,480	503,023
Chengtun Mining Group Co. Ltd. Class A (a)	131,000	79,844
Chengxin Lithium Group Co. Ltd. Class A	40,500	129,396
China Aerospace International Holdings Ltd.	74,000	2,985
China Baoan Group Co. Ltd. Class A	477,600	787,437
China Cinda Asset Management Co. Ltd. Class H	16,061,000	1,604,341
China CITIC Bank Corp. Ltd. Class H	11,198,208	5,277,472
China Coal Energy Co. Ltd. Class H	4,584,750	4,168,729
China Communications Services Corp. Ltd. Class H	152,000	63,069
China Conch Environment Protection Holdings Ltd. (a) (b)	2,205,200	440,557
China Conch Venture Holdings Ltd.	2,317,200	1,922,951
China Construction Bank Corp. Class H	101,127,351	60,221,447
China CSSC Holdings Ltd. Class A	255,500	1,056,360
China Datang Corp. Renewable Power Co. Ltd. Class H	2,139,000	493,075
China Dili Group (a) (b) (f)	2,637,100	111,447
China Education Group Holdings Ltd.	461,000	289,285
China Everbright Bank Co. Ltd. Class A	913,300	371,959
China Everbright Environment Group Ltd.	4,918,111	1,599,785
China Feihe Ltd. (e)	2,638,000	1,442,555
China Galaxy Securities Co. Ltd. Class A	248,200	420,022
China Galaxy Securities Co. Ltd. Class H	4,623,400	2,445,351
China Gas Holdings Ltd.	3,625,600	3,579,842
China Great Wall Securities Co. Ltd. Class A	209,300	235,149
Security Description	Shares	Value
China Greatwall Technology Group Co. Ltd. Class A	256,600	$364,687
China Green Electricity Investment of Tianjin Co. Ltd. Class A	148,300	200,563
China Hanking Holdings Ltd.	37,000	3,791
China Harmony Auto Holding Ltd.	7,000	520
China High Speed Railway Technology Co. Ltd. Class A (a)	1,168,900	387,412
China Hongqiao Group Ltd. (b)	1,474,500	1,206,633
China Huarong Energy Co. Ltd. (a)	100,000	320
China International Capital Corp. Ltd. Class A	66,500	355,353
China International Capital Corp. Ltd. Class H (e)	933,200	1,369,585
China International Marine Containers Group Co. Ltd. Class H	254,660	163,065
China Jinmao Holdings Group Ltd.	984,333	94,544
China Jushi Co. Ltd. Class A	166,200	229,439
China Kings Resources Group Co. Ltd. Class A	18,855	71,892
China Leadshine Technology Co. Ltd. Class A	52,700	159,493
China Lesso Group Holdings Ltd.	2,231,000	1,165,707
China Life Insurance Co. Ltd. Class H	9,476,490	12,281,676
China Literature Ltd. (a) (e)	353,600	1,315,491
China Longyuan Power Group Corp. Ltd. Class H	4,432,000	3,360,091
China Medical System Holdings Ltd.	2,317,000	4,106,688
China Meidong Auto Holdings Ltd.	152,000	92,463
China Mengniu Dairy Co. Ltd.	3,886,085	10,451,081
China Merchants Bank Co. Ltd. Class A	1,469,162	5,739,978
China Merchants Bank Co. Ltd. Class H	3,801,399	13,241,646
China Merchants Energy Shipping Co. Ltd. Class A	443,900	366,561
China Merchants Port Holdings Co. Ltd.	2,753,081	3,751,373
China Merchants Securities Co. Ltd. Class A	669,241	1,281,977
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	250,657	335,472
China Minsheng Banking Corp. Ltd. Class H (b)	11,448,879	3,885,424

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
China National Accord Medicines Corp. Ltd. Class B	607,454	$1,047,100
China National Building Material Co. Ltd. Class H	4,807,400	2,056,299
China National Gold Group Gold Jewellery Co. Ltd. Class A	156,600	217,066
China National Software & Service Co. Ltd. Class A	50,310	256,192
China Nonferrous Mining Corp. Ltd.	242,000	158,987
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	270,000	733,337
China Oilfield Services Ltd. Class H	3,832,422	3,916,569
China Overseas Land & Investment Ltd.	4,573,494	8,059,278
China Overseas Property Holdings Ltd.	62,066	46,578
China Pacific Insurance Group Co. Ltd. Class A	442,838	1,478,905
China Pacific Insurance Group Co. Ltd. Class H (b)	3,138,933	6,335,310
China Petroleum & Chemical Corp. Class H	31,543,492	16,522,002
China Power International Development Ltd. (b)	7,405,511	2,721,865
China Publishing & Media Co. Ltd. Class A	175,400	199,033
China Railway Group Ltd. Class H	9,254,487	4,124,404
China Rare Earth Holdings Ltd. (a)	3,385,200	143,063
China Rare Earth Resources & Technology Co. Ltd. Class A	37,900	147,276
China Resources Beer Holdings Co. Ltd.	1,056,930	4,629,157
China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	19,825	93,771
China Resources Building Materials Technology Holdings Ltd.	738,000	160,670
China Resources Gas Group Ltd.	665,600	2,182,141
China Resources Land Ltd.	3,486,820	12,503,084
China Resources Microelectronics Ltd. Class A	34,097	213,998
China Resources Mixc Lifestyle Services Ltd. (e)	400,400	1,428,068
China Resources Power Holdings Co. Ltd.	3,051,155	6,111,258
Security Description	Shares	Value
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	24,600	$171,805
China Science Publishing & Media Ltd. Class A	70,302	243,568
China Shenhua Energy Co. Ltd. Class A	389,400	1,714,419
China Shenhua Energy Co. Ltd. Class H	4,452,088	15,251,661
China Shuifa Singyes Energy Holdings Ltd. (a) (b)	9,600	443
China South City Holdings Ltd. (b)	4,014,000	154,216
China Southern Airlines Co. Ltd. Class H (a) (b)	3,818,387	1,618,593
China Southern Power Grid Energy Storage Co. Ltd. Class A	231,000	319,869
China Southern Power Grid Technology Co. Ltd. Class A	24,450	85,739
China State Construction Engineering Corp. Ltd. Class A	1,941,200	1,311,290
China State Construction International Holdings Ltd.	700,000	809,497
China Suntien Green Energy Corp. Ltd. Class A	283,200	323,346
China Taiping Insurance Holdings Co. Ltd.	1,847,835	1,590,238
China Testing & Certification International Group Co. Ltd. Class A	1,731,105	2,042,143
China Three Gorges Renewables Group Co. Ltd. Class A	1,206,700	740,567
China Tianying, Inc. Class A (a)	933,300	647,488
China Tourism Group Duty Free Corp. Ltd. Class A	229,400	2,696,189
China Tower Corp. Ltd. Class H (e)	46,488,000	4,881,849
China TransInfo Technology Co. Ltd. Class A (a)	478,100	752,675
China Travel International Investment Hong Kong Ltd. (b)	12,542,000	2,152,292
China United Network Communications Ltd. Class A	825,400	507,717
China Vanke Co. Ltd. Class A	722,700	1,061,630
China Vanke Co. Ltd. Class H	1,841,000	1,702,239
China Wafer Level CSP Co. Ltd. Class A	33,900	104,548

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
China World Trade Center Co. Ltd. Class A	200,700	$546,241
China Yangtze Power Co. Ltd. Class A	2,104,300	6,897,503
China Yongda Automobiles Services Holdings Ltd.	1,278,000	479,544
China Zhenhua Group Science & Technology Co. Ltd. Class A	209,907	1,734,535
ChinaCache International Holdings Ltd. ADR (a) (b) (f)	18,355	—
Chinasoft International Ltd.	1,074,000	823,874
Chinese Universe Publishing & Media Group Co. Ltd. Class A	277,600	513,829
Chipsea Technologies Shenzhen Corp. Ltd. Class A (a)	86,873	528,270
Chongqing Brewery Co. Ltd. Class A	27,511	256,735
Chongqing Changan Automobile Co. Ltd. Class A	248,552	587,469
Chongqing Changan Automobile Co. Ltd. Class B	3,317,910	1,861,094
Chongqing Department Store Co. Ltd. Class A	24,800	98,216
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	89,642	166,176
Chongqing Gas Group Corp. Ltd. Class A	217,700	196,892
Chongqing Iron & Steel Co. Ltd. Class A (a)	1,004,300	196,048
Chongqing Millison Technologies, Inc. Class A (a)	73,600	358,563
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	192,400	203,462
Chongqing Zhifei Biological Products Co. Ltd. Class A	295,300	2,534,307
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	86,710	68,924
Chow Tai Seng Jewellery Co. Ltd. Class A	270,143	575,902
CIG Shanghai Co. Ltd. Class A (a)	28,700	152,033
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A (a)	49,754	596,509
CITIC Ltd.	6,578,961	6,571,757
Citic Pacific Special Steel Group Co. Ltd. Class A	234,950	463,261
Security Description	Shares	Value
CITIC Press Corp. Class A	44,200	$180,634
CITIC Resources Holdings Ltd.	3,340,000	149,708
CITIC Securities Co. Ltd. Class A	991,170	2,835,454
CITIC Securities Co. Ltd. Class H	2,557,225	5,220,197
CITIC Telecom International Holdings Ltd.	2,284,000	959,400
Client Service International, Inc. Class A	35,950	71,389
Cloopen Group Holding Ltd. ADR (a)	17,784	16,006
CMOC Group Ltd. Class A	2,583,200	1,886,448
CMOC Group Ltd. Class H	1,092,000	597,145
CMST Development Co. Ltd. Class A	431,500	309,054
CNGR Advanced Material Co. Ltd. Class A	48,600	335,325
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,055,228	1,293,068
CNPC Capital Co. Ltd. Class A	182,400	138,325
COFCO Biotechnology Co. Ltd. Class A	222,500	207,483
COL Group Co. Ltd. Class A (a)	87,100	314,732
Colorlight Cloud Tech Ltd. Class A	24,200	389,071
Connect Biopharma Holdings Ltd. ADR (a)	111	131
Contemporary Amperex Technology Co. Ltd. Class A	418,827	9,602,800
CooTek Cayman, Inc. ADR (a)	225	18
COSCO SHIPPING Development Co. Ltd. Class H	12,254,709	1,255,517
COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,810,000	2,652,183
COSCO SHIPPING Holdings Co. Ltd. Class A	535,200	720,054
COSCO SHIPPING Holdings Co. Ltd. Class H	5,705,062	5,735,346
COSCO SHIPPING Ports Ltd.	3,886,373	2,807,070
Country Garden Holdings Co. Ltd. (a) (b)	9,738,587	972,792
Country Garden Services Holdings Co. Ltd. (b)	1,984,000	1,715,043
CQ Pharmaceutical Holding Co. Ltd. Class A	948,100	661,750
CRRC Corp. Ltd. Class A	323,100	238,675
Crystal Clear Electronic Material Co. Ltd. Class A	51,358	70,179

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
CSC Financial Co. Ltd. Class A	253,100	$840,989
CSG Holding Co. Ltd. Class B	1,165,345	370,114
CSPC Pharmaceutical Group Ltd.	9,548,960	8,878,146
CTS International Logistics Corp. Ltd. Class A	498,490	517,350
Cubic Sensor & Instrument Co. Ltd. Class A	26,878	278,421
Daan Gene Co. Ltd. Class A	493,419	670,772
Dada Nexus Ltd. ADR (a)	67,842	225,235
Dajin Heavy Industry Co. Ltd. Class A	59,100	220,942
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	665,700	427,246
Daqo New Energy Corp. ADR (a)	70,321	1,870,539
Dareway Software Co. Ltd. Class A	65,693	117,167
DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,867	184,870
Datang International Power Generation Co. Ltd. Class H (b)	12,504,000	1,969,626
Dazhong Transportation Group Co. Ltd. Class B	2,102,250	399,428
Delixi New Energy Technology Co. Ltd. Class A (a)	147,100	419,365
Deppon Logistics Co. Ltd. Class A (a)	212,800	432,438
DHC Software Co. Ltd. Class A	201,300	174,426
DiDi Global, Inc. ADR (a)	115,792	457,378
Digital China Group Co. Ltd. Class A	260,600	1,094,647
Digital China Information Service Group Co. Ltd. Class A	216,800	343,745
DingDong Cayman Ltd. ADR (a) (b)	121,114	181,671
Do-Fluoride New Materials Co. Ltd. Class A	280,700	599,985
Dongfang Electric Corp. Ltd. Class A	284,200	583,519
Dongfang Electric Corp. Ltd. Class H	411,800	376,543
Dongfang Electronics Co. Ltd. Class A	231,500	261,716
Dongfeng Motor Group Co. Ltd. Class H	1,094,714	545,356
Dongguan Aohai Technology Co. Ltd. Class A	32,200	172,292
Dongguan Dingtong Precision Metal Co. Ltd. Class A	21,459	166,715
Security Description	Shares	Value
Dongguan Yiheda Automation Co. Ltd. Class A	61,080	$221,139
Dongguan Yutong Optical Technology Co. Ltd. Class A (a)	138,850	317,261
Donghua Testing Technology Co. Ltd. Class A	80,800	563,623
Dongjiang Environmental Co. Ltd. Class A (a)	475,200	342,355
Dongyue Group Ltd.	1,736,000	1,256,110
Dosilicon Co. Ltd. Class A	60,813	294,047
Double Medical Technology, Inc. Class A (a)	202,400	1,153,753
DouYu International Holdings Ltd. ADR (a)	102,498	97,373
Eaglerise Electric & Electronic China Co. Ltd. Class A	52,070	108,592
East Buy Holding Ltd. (a) (b) (e)	351,500	1,251,410
East Group Co. Ltd. Class A	230,000	205,755
East Money Information Co. Ltd. Class A	901,188	1,776,912
Eastern Communications Co. Ltd. Class B	614,100	225,989
Easy Click Worldwide Network Technology Co. Ltd. Class A	41,700	115,778
Ebang International Holdings, Inc. Class A (a) (b)	7,143	109,288
Ecovacs Robotics Co. Ltd. Class A	14,900	86,714
EGing Photovoltaic Technology Co. Ltd. Class A (a)	250,900	194,149
EHang Holdings Ltd. ADR (a) (b)	34,980	587,664
Electric Connector Technology Co. Ltd. Class A	30,200	176,010
Emeren Group Ltd. ADR (a) (b)	37,441	102,214
Empyrean Technology Co. Ltd. Class A	8,900	132,301
Eoptolink Technology, Inc.Ltd. Class A	70,518	488,435
Espressif Systems Shanghai Co. Ltd. Class A (a)	23,971	346,574
ESR Group Ltd. (e)	1,275,200	1,763,728
Essex Bio-technology Ltd.	37,000	11,799
Eve Energy Co. Ltd. Class A	207,999	1,232,699
Everbright Securities Co. Ltd. Class A	219,200	474,688
Everest Medicines Ltd. (a) (b) (e)	171,500	459,029

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Fang Holdings Ltd. ADR (a)	50	$311
Fanhua, Inc. ADR (a) (b)	66,482	438,116
Fanli Digital Technology Co. Ltd. Class A (a)	195,700	214,372
Far East Horizon Ltd. (b)	4,160,000	3,271,081
FAW Jiefang Group Co. Ltd. Class A (a)	441,700	527,266
Ferrotec Anhui Technology Development Co. Ltd. Class A	56,200	212,784
Fiberhome Telecommunication Technologies Co. Ltd. Class A	30,400	71,041
Fibocom Wireless, Inc. Class A	76,168	203,561
Ficont Industry Beijing Co. Ltd. Class A	22,500	102,095
FinVolution Group ADR	47,036	230,476
First Capital Securities Co. Ltd. Class A	425,100	346,857
First Tractor Co. Ltd. Class A	236,100	483,102
Flat Glass Group Co. Ltd. Class A	261,700	981,292
Flat Glass Group Co. Ltd. Class H (b)	196,000	330,827
Focus Lightings Tech Co. Ltd. Class A	332,300	526,408
Focus Media Information Technology Co. Ltd. Class A	518,300	460,025
Focus Technology Co. Ltd. Class A	53,715	249,920
Focuslight Technologies, Inc. Class A	27,201	435,485
Foryou Corp. Class A	52,700	260,887
Foshan Golden Milky Way Intelligent Equipment Co. Ltd. Class A	38,500	300,891
Foshan Haitian Flavouring & Food Co. Ltd. Class A	453,075	2,414,712
Foxconn Industrial Internet Co. Ltd. Class A	1,099,700	2,335,121
Fujian Apex Software Co. Ltd. Class A	13,400	92,776
Fujian Boss Software Development Co. Ltd. Class A	50,652	106,133
Fujian Foxit Software Development JSC Ltd. Class A	11,027	108,170
Fujian Funeng Co. Ltd. Class A	59,670	69,302
Fujian Mindong Electric Power Ltd. Co. Class A (a)	228,500	327,318
Fujian Nebula Electronics Co. Ltd. Class A	28,500	106,626
Security Description	Shares	Value
Fujian Star-net Communication Co. Ltd. Class A	253,200	$642,548
Fujian Sunner Development Co. Ltd. Class A	210,200	507,153
Fujian Yongfu Power Engineering Co. Ltd. Class A	23,200	87,318
Fulin Precision Co. Ltd. Class A	266,640	393,186
Full Truck Alliance Co. Ltd. ADR (a) (b)	687,521	4,819,522
Fuyao Glass Industry Group Co. Ltd. Class A	474,217	2,490,095
Fuyao Glass Industry Group Co. Ltd. Class H (e)	172,000	837,031
Ganfeng Lithium Group Co. Ltd. Class A	254,820	1,531,654
Ganfeng Lithium Group Co. Ltd. Class H (b) (e)	155,400	587,087
Gaona Aero Material Co. Ltd. Class A	67,340	192,451
Gaotu Techedu, Inc. ADR (a) (b)	217,075	785,812
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	502,591
GCL Energy Technology Co. Ltd. Class A	66,300	115,270
GCL System Integration Technology Co. Ltd. Class A (a)	647,100	249,003
GCL Technology Holdings Ltd.	18,285,000	2,903,663
GD Power Development Co. Ltd. Class A	666,300	389,266
GDS Holdings Ltd. Class A (a)	1,014,400	1,176,974
Geely Automobile Holdings Ltd.	5,435,489	5,979,452
GEM Co. Ltd. Class A	164,100	125,830
Gemac Engineering Machinery Co. Ltd. Class A	127,500	188,727
Gemdale Corp. Class A	202,500	123,992
GemPharmatech Co. Ltd. Class A	158,458	448,407
Genertec Universal Medical Group Co. Ltd. (e)	1,145,600	658,732
Genetron Holdings Ltd. ADR (a) (b)	197	723
Genimous Technology Co. Ltd. Class A (a)	741,100	908,604
Genscript Biotech Corp. (a)	692,000	1,760,009
Getein Biotech, Inc. Class A	450,478	695,905
GF Securities Co. Ltd. Class H	2,770,200	3,313,505
Giant Biogene Holding Co. Ltd. (a) (e)	284,000	1,294,786

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Giant Network Group Co. Ltd. Class A	460,900	$721,066
Giantec Semiconductor Corp. Class A	38,116	327,759
GigaDevice Semiconductor, Inc. Class A	36,960	479,557
Ginlong Technologies Co. Ltd. Class A	24,650	241,979
GoerTek, Inc. Class A	454,900	1,342,225
Goke Microelectronics Co. Ltd. Class A	34,200	283,087
Golden Solar New Energy Technology Holdings Ltd. (a) (b)	668,000	328,501
GoldenHome Living Co. Ltd. Class A	45,080	158,843
Goldwind Science & Technology Co. Ltd. Class A	933,100	1,048,339
GOME Retail Holdings Ltd. (a)	296,000	2,388
GoodWe Technologies Co. Ltd. Class A	20,396	374,029
Goodwill E-Health Info Co. Ltd. Class A (a)	73,633	345,591
Gotion High-tech Co. Ltd. Class A (a)	158,744	479,313
Gracell Biotechnologies, Inc. ADR (a) (b)	222	2,229
Grand Baoxin Auto Group Ltd. (a)	3,158	111
Grandjoy Holdings Group Co. Ltd. Class A (a)	189,300	78,957
Great Microwave Technology Co. Ltd. Class A	52,527	504,423
Great Wall Motor Co. Ltd. Class H (b)	3,741,876	4,859,112
Gree Electric Appliances, Inc. of Zhuhai Class A	242,600	1,096,037
Gree Real Estate Co. Ltd. Class A (a)	457,000	464,021
Greentown China Holdings Ltd. (b)	1,139,000	1,159,633
Greentown Service Group Co. Ltd.	484,000	180,372
Grinm Advanced Materials Co. Ltd. Class A	216,700	377,063
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	168,000	149,347
Guangdong Dtech Technology Co. Ltd. Class A	45,200	150,125
Guangdong Electric Power Development Co. Ltd. Class B (a)	3,477,740	962,012
Security Description	Shares	Value
Guangdong Fangyuan New Materials Group Co. Ltd. Class A (a)	263,846	$284,203
Guangdong Golden Dragon Development, Inc. Class A (a)	234,400	482,915
Guangdong Haid Group Co. Ltd. Class A	207,700	1,309,975
Guangdong Hongda Holdings Group Co. Ltd. Class A	208,200	587,121
Guangdong Hoshion Industrial Aluminium Co. Ltd. Class A	75,540	218,220
Guangdong Investment Ltd.	5,276,229	3,837,970
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	36,909	105,120
Guangdong Kinlong Hardware Products Co. Ltd. Class A	28,300	160,923
Guangdong Lvtong New Energy Electric Vehicle Technology Co. Ltd. Class A	54,925	317,489
Guangdong Lyric Robot Automation Co. Ltd. Class A	32,838	175,613
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (a)	106,400	96,081
Guangdong Provincial Expressway Development Co. Ltd. Class B	429,800	333,556
Guangdong Shunkong Development Co. Ltd. Class A	75,200	160,103
Guangdong Tecsun Science & Technology Co. Ltd. Class A	95,400	191,052
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	425,300	870,239
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	223,700	504,225
Guanghui Energy Co. Ltd. Class A	491,200	492,538
Guanglian Aviation Industry Co. Ltd. Class A	163,700	567,384
Guangshen Railway Co. Ltd. Class H (a)	9,242,000	1,799,033
Guangxi Guiguan Electric Power Co. Ltd. Class A	440,700	342,875
Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A (a)	286,500	506,161
Guangzhou Automobile Group Co. Ltd. Class H	5,020,090	2,333,715

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	230,500	$925,807
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	45,300	179,976
Guangzhou Haige Communications Group, Inc. Co. Class A	484,700	874,701
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	15,400	135,323
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	1,736,282	253,486
Guangzhou Restaurant Group Co. Ltd. Class A	277,860	762,100
Guangzhou Sanfu New Materials Technology Co. Ltd. Class A (a)	9,200	89,008
Guangzhou Tinci Materials Technology Co. Ltd. Class A	424,698	1,495,861
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	925,584	782,521
Guangzhou Zhujiang Brewery Co. Ltd. Class A	456,000	505,912
Guizhou Aviation Technical Development Co. Ltd. Class A	26,594	178,411
Guizhou Red Star Developing Co. Ltd. Class A	77,000	138,632
Guizhou Tyre Co. Ltd. Class A	103,100	88,612
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	449,300	280,158
Guizhou Zhenhua E-chem, Inc. Class A	39,924	114,940
Guizhou Zhongyida Co. Ltd. Class A (a)	235,800	310,952
Guizhou Zhongyida Co. Ltd. Class B (a)	270,300	61,358
Guocheng Mining Co. Ltd. Class A	227,000	328,676
Guosen Securities Co. Ltd. Class A	706,000	846,732
Guosheng Financial Holding, Inc. Class A (a)	219,600	287,430
Guotai Junan Securities Co. Ltd. Class A	485,000	1,013,510
Guoyuan Securities Co. Ltd. Class A	222,810	213,717
H World Group Ltd.	1,643,460	5,524,819
Haichang Ocean Park Holdings Ltd. (a) (b) (e)	3,890,000	473,263
Haidilao International Holding Ltd. (e)	742,000	1,381,650
Security Description	Shares	Value
Haier Smart Home Co. Ltd. Class A	490,600	$1,446,872
Haier Smart Home Co. Ltd. Class H	2,212,800	6,248,566
Hainan Drinda New Energy Technology Co. Ltd. Class A	29,400	319,905
Hainan Haiqi Transportation Group Co. Ltd. Class A (a)	138,700	358,408
Hainan Jinpan Smart Technology Co. Ltd. Class A	37,389	188,137
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	65,000	57,687
Haisco Pharmaceutical Group Co. Ltd. Class A (a)	237,600	772,469
Haitian International Holdings Ltd.	189,000	467,626
Haitong Securities Co. Ltd. Class A	459,900	605,183
Haitong Securities Co. Ltd. Class H	4,590,400	2,451,411
Halo Microelectronics Co. Ltd. Class A (a)	183,375	452,991
Hang Zhou Great Star Industrial Co. Ltd. Class A	489,000	1,546,538
Hangjin Technology Co. Ltd. Class A	228,000	1,004,781
Hangzhou Alltest Biotech Co. Ltd. Class A	27,270	262,720
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A	28,100	256,904
Hangzhou Chang Chuan Technology Co. Ltd. Class A	199,630	1,065,071
Hangzhou Cogeneration Group Co. Ltd. Class A	69,300	243,795
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	30,300	97,786
Hangzhou First Applied Material Co. Ltd. Class A	413,419	1,409,106
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	13,176	184,874
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (a)	645,400	236,566
Hangzhou Lion Electronics Co. Ltd. Class A	28,300	108,858
Hangzhou Onechance Tech Corp. Class A	69,000	232,274

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Hangzhou Raycloud Technology Co. Ltd. Class A (a)	62,112	$94,992
Hangzhou Robam Appliances Co. Ltd. Class A	34,200	104,609
Hangzhou Silan Microelectronics Co. Ltd. Class A	200,100	641,559
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	1,860,579	1,720,343
Hangzhou Sunrise Technology Co. Ltd. Class A	58,900	112,992
Hangzhou Tigermed Consulting Co. Ltd. Class A	186,622	1,440,695
Hansoh Pharmaceutical Group Co. Ltd. (e)	490,000	988,967
Hanwang Technology Co. Ltd. Class A (a)	43,100	155,074
Hanwei Electronics Group Corp. Class A	44,800	130,740
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	146,048
Harbin Boshi Automation Co. Ltd. Class A	953,420	2,033,881
Harbin Electric Co. Ltd. Class H	4,246,942	1,125,839
HBM Holdings Ltd. (a) (e)	675,000	167,701
Hebei Sinopack Electronic Technology Co. Ltd. Class A (a)	17,800	220,556
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	175,884	273,931
Hefei Meiya Optoelectronic Technology, Inc. Class A	258,120	711,945
Helens International Holdings Co. Ltd. (b)	158,000	77,092
Hello Group, Inc. ADR	169,300	1,176,635
Henan Ancai Hi-Tech Co. Ltd. Class A (a)	282,500	189,243
Henan Hengxing Science & Technology Co. Ltd. Class A	242,100	106,420
Henan Lingrui Pharmaceutical Co. Class A	485,700	1,167,082
Henan Shenhuo Coal & Power Co. Ltd. Class A	207,600	489,801
Henan Shijia Photons Technology Co. Ltd. Class A	153,078	273,238
Security Description	Shares	Value
Henan Shuanghui Investment & Development Co. Ltd. Class A	198,740	$745,491
Henan Zhongfu Industry Co. Ltd. Class A (a)	687,600	336,046
Hengan International Group Co. Ltd.	1,080,500	4,019,764
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	206,700	393,045
Hengli Petrochemical Co. Ltd. Class A (a)	653,800	1,209,244
Hesai Group ADR (a)	39,424	351,268
HG Technologies Co. Ltd. Class A	42,600	103,978
Hisense Home Appliances Group Co. Ltd. Class A	677,500	1,940,988
HitGen, Inc. Class A (a)	55,049	115,887
Hithink RoyalFlush Information Network Co. Ltd. Class A	36,100	795,299
Holitech Technology Co. Ltd. Class A (a)	342,100	130,679
Hongbo Co. Ltd. Class A (a)	36,600	142,892
Honghua Group Ltd. (a)	14,000	195
Hongli Zhihui Group Co. Ltd. Class A (a)	438,600	518,638
Hopson Development Holdings Ltd. (a)	503,359	261,718
Horizon Construction Development Ltd. (a)	154,074	90,567
Hoshine Silicon Industry Co. Ltd. Class A	39,000	279,330
Hoymiles Power Electronics, Inc. Class A	6,896	261,484
Hoyuan Green Energy Co. Ltd. Class A	60,374	282,174
Hua Hong Semiconductor Ltd. (a) (e)	456,000	1,102,545
Huachangda Intelligent Equipment Group Co. Ltd. Class A (a)	196,500	105,417
Huada Automotive Technology Corp. Ltd. Class A	77,100	253,153
Huadian Power International Corp. Ltd. Class H (b)	4,753,308	2,112,297
Huadong Medicine Co. Ltd. Class A	34,200	199,131
Huafon Chemical Co. Ltd. Class A	1,866,800	1,759,153
Huafu Fashion Co. Ltd. Class A (a)	167,000	100,848
Huagong Tech Co. Ltd. Class A	198,700	830,451
Huaibei Mining Holdings Co. Ltd. Class A	57,200	133,589

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Huakai Yibai Technology Co. Ltd. Class A (a)	33,500	$116,534
Hualan Biological Engineering, Inc. Class A	414,027	1,286,748
Huaneng Power International, Inc. Class H (a)	8,216,416	4,356,246
Huangshan Tourism Development Co. Ltd. Class B (a)	1,637,082	1,177,062
Huatai Securities Co. Ltd. Class A	701,000	1,373,332
Huatai Securities Co. Ltd. Class H (e)	1,370,200	1,730,177
Huaxi Securities Co. Ltd. Class A	484,800	528,333
Huayu Automotive Systems Co. Ltd. Class A	224,161	512,505
Hubei Biocause Pharmaceutical Co. Ltd. Class A	675,900	269,578
Hubei Century Network Technology Co. Ltd. Class A	82,000	182,066
Hubei Feilihua Quartz Glass Co. Ltd. Class A	25,694	131,923
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	47,600	223,674
Hubei Zhongyi Technology, Inc. Class A	24,200	113,037
Huizhou Desay Sv Automotive Co. Ltd. Class A	167,762	3,051,268
Humanwell Healthcare Group Co. Ltd. Class A	33,900	118,354
Hunan Gold Corp. Ltd. Class A	218,900	342,464
Hunan Huamin Holdings Co. Ltd. Class A (a)	309,900	335,116
Hunan Valin Steel Co. Ltd. Class A	403,200	291,616
Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	44,853	213,853
Hunan Zhongke Electric Co. Ltd. Class A	51,300	75,935
Hundsun Technologies, Inc. Class A	429,510	1,734,785
HUYA, Inc. ADR (a)	38,863	142,239
Hwa Create Co. Ltd. Class A (a)	74,000	252,847
Hwatsing Technology Co. Ltd. Class A	19,384	510,965
Hygeia Healthcare Holdings Co. Ltd. (b) (e)	322,200	1,456,565
Hymson Laser Technology Group Co. Ltd. Class A	43,765	219,421
Hytera Communications Corp. Ltd. Class A (a)	719,500	601,217
Security Description	Shares	Value
HyUnion Holding Co. Ltd. Class A (a)	178,700	$167,141
IEIT Systems Co. Ltd. Class A	65,416	305,004
Iflytek Co. Ltd. Class A	257,000	1,673,969
iHuman, Inc. ADR (a)	25,656	78,764
IKD Co. Ltd. Class A	129,200	398,091
I-Mab ADR (a) (b)	39,909	75,827
Imeik Technology Development Co. Ltd. Class A	5,700	235,610
Industrial & Commercial Bank of China Ltd. Class A	6,869,105	4,611,173
Industrial & Commercial Bank of China Ltd. Class H	73,009,656	35,716,860
Industrial Bank Co. Ltd. Class A	1,415,600	3,222,604
Industrial Securities Co. Ltd. Class A	701,900	578,624
INESA Intelligent Tech, Inc. Class B	4,463,900	2,316,764
Infotmic Co. Ltd. Class A (a)	595,800	567,301
Ingenic Semiconductor Co. Ltd. Class A	35,700	324,131
Inmyshow Digital Technology Group Co. Ltd. Class A	119,100	98,851
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	3,590,800	736,254
Inner Mongolia ERDOS Resources Co. Ltd. Class A	210,060	286,153
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	736,500	386,837
Inner Mongolia OJing Science & Technology Co. Ltd. Class A	38,200	286,744
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	253,400	323,129
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	271,800	1,021,073
Inner Mongolia Yitai Coal Co. Ltd. Class B (a)	927,936	1,429,949
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	186,000	153,333
InnoCare Pharma Ltd. (a) (b) (e)	188,000	165,885
Innovent Biologics, Inc. (a) (e)	1,110,500	6,079,730
Intco Medical Technology Co. Ltd. Class A	56,700	186,011
iQIYI, Inc. ADR (a) (b)	391,438	1,910,217
iRay Technology Co. Ltd. Class A	5,861	267,723

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
JA Solar Technology Co. Ltd. Class A	384,164	$1,117,866
Jade Bird Fire Co. Ltd. Class A	66,040	128,359
Jason Furniture Hangzhou Co. Ltd. Class A	259,140	1,273,755
JCET Group Co. Ltd. Class A	68,300	286,414
JD Health International, Inc. (a) (e)	1,145,650	5,736,650
JD Logistics, Inc. (a) (e)	1,364,600	1,709,125
JD.com, Inc. Class A	2,474,532	35,651,286
Jiajiayue Group Co. Ltd. Class A	242,700	445,481
Jiangling Motors Corp. Ltd. Class A	202,800	541,989
Jiangsu Ankura Smart Transmission Engineering Technology Co. Ltd. Class A (a)	38,100	162,446
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	112,474
Jiangsu Cai Qin Technology Co. Ltd. Class A	36,686	91,604
Jiangsu Changshu Automotive Trim Group Co. Ltd. Class A	39,700	105,207
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	213,700	191,774
Jiangsu Cnano Technology Co. Ltd. Class A	35,412	144,421
Jiangsu Eastern Shenghong Co. Ltd. Class A	698,200	941,314
Jiangsu Etern Co. Ltd. Class A (a)	126,200	98,187
Jiangsu Expressway Co. Ltd. Class H	3,933,087	3,535,902
Jiangsu General Science Technology Co. Ltd. Class A	316,000	183,726
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	179,367
Jiangsu Hengli Hydraulic Co. Ltd. Class A	205,851	1,580,756
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	651,016	4,135,249
Jiangsu Hoperun Software Co. Ltd. Class A (a)	51,600	188,266
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	219,850	489,990
Jiangsu King's Luck Brewery JSC Ltd. Class A	33,100	226,614
Jiangsu Linyang Energy Co. Ltd. Class A	221,300	198,594
Security Description	Shares	Value
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	25,480	$98,798
Jiangsu Olive Sensors High-Tech Co. Ltd. Class A	254,900	241,991
Jiangsu Pacific Precision Forging Co. Ltd. Class A	141,400	256,564
Jiangsu Pacific Quartz Co. Ltd. Class A	33,400	407,521
Jiangsu Rongtai Industry Co. Ltd. Class A	92,500	359,447
Jiangsu Shagang Co. Ltd. Class A	144,200	77,359
Jiangsu Tongli Risheng Machinery Co. Ltd. Class A	29,000	121,611
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	49,000	348,958
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	177,065	2,732,838
Jiangsu Yangnong Chemical Co. Ltd. Class A	18,850	167,094
Jiangsu Yinhe Electronics Co. Ltd. Class A	137,500	119,144
Jiangsu Yoke Technology Co. Ltd. Class A	221,700	1,735,154
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	287,478	1,396,089
JiangSu Zhenjiang New Energy Equipment Co. Ltd. Class A	45,900	167,018
Jiangsu Zhongtian Technology Co. Ltd. Class A	258,800	453,952
Jiangxi Copper Co. Ltd. Class H	2,312,000	3,268,786
Jiangxi Ganneng Co. Ltd. Class A (a)	162,500	176,635
Jiangxi GETO New Materials Corp. Ltd. Class A	87,900	157,145
Jiangxi Jovo Energy Co. Ltd. Class A	37,300	146,306
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	216,800	1,035,194
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	62,400	118,305
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	27,000	99,308
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	57,500	200,668

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	231,000	$368,531
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (a)	803,300	161,323
Jilin OLED Material Tech Co. Ltd. Class A	41,426	275,413
Jinan Acetate Chemical Co. Ltd. (b)	34,230	890,032
Jinke Properties Group Co. Ltd. Class A (a)	1,106,130	281,169
Jinko Solar Co. Ltd. Class A	374,550	466,044
JinkoSolar Holding Co. Ltd. ADR (b)	48,722	1,799,791
Jinlei Technology Co. Ltd. Class A	51,000	197,608
Jinxin Fertility Group Ltd. (a) (e)	1,006,000	431,591
Jinzhou Yongshan Lithium Co. Ltd. Class A	84,200	120,968
JiuGui Liquor Co. Ltd. Class A	22,500	231,143
Jiumaojiu International Holdings Ltd. (b) (e)	225,000	175,769
JL Mag Rare-Earth Co. Ltd. Class A	99,584	282,784
Joinn Laboratories China Co. Ltd. Class A	279,211	929,710
Jointo Energy Investment Co. Ltd. Hebei Class A	130,800	92,030
Jointown Pharmaceutical Group Co. Ltd. Class A	984,274	968,986
Jolywood Suzhou Sunwatt Co. Ltd. Class A	101,300	147,100
Jones Tech PLC Class A	59,900	180,778
Joy City Property Ltd.	3,418,000	94,111
Joyoung Co. Ltd. Class A	435,456	777,272
JOYY, Inc. ADR	48,574	1,928,388
Juewei Food Co. Ltd. Class A	19,000	71,671
Kama Co. Ltd. Class B (a)	1,675,900	519,529
Kandi Technologies Group, Inc. (a) (b)	185	518
Kangji Medical Holdings Ltd.	117,500	105,183
Kanzhun Ltd. ADR	280,086	4,652,228
KBC Corp. Ltd. Class A	6,747	66,233
KE Holdings, Inc. ADR	705,322	11,433,270
Keboda Technology Co. Ltd. Class A	10,600	106,229
Keda Industrial Group Co. Ltd. Class A	169,600	251,282
KEDE Numerical Control Co. Ltd. Class A (a)	33,652	361,303
Kehua Data Co. Ltd. Class A	34,800	135,278
Security Description	Shares	Value
Keli Sensing Technology Ningbo Co. Ltd. Class A	35,200	$177,913
Keshun Waterproof Technologies Co. Ltd. Class A	150,960	130,171
Keymed Biosciences, Inc. (a) (b) (e)	140,500	883,461
Kingboard Holdings Ltd.	1,229,891	2,942,206
KingClean Electric Co. Ltd. Class A	45,640	142,933
Kingdee International Software Group Co. Ltd. (a)	2,650,700	3,863,069
Kingnet Network Co. Ltd. Class A	187,800	294,600
Kingsemi Co. Ltd. Class A	16,840	315,984
Kingsoft Cloud Holdings Ltd. (a) (b)	1,130,565	291,019
Kingsoft Corp. Ltd.	920,000	2,839,452
Konfoong Materials International Co. Ltd. Class A	20,700	170,295
Konka Group Co. Ltd. Class B (a)	4,800,923	559,494
KPC Pharmaceuticals, Inc. Class A	225,600	660,902
KSEC Intelligent Technology Co. Ltd. Class A	40,800	139,235
Kuaishou Technology (a) (e)	2,252,700	15,275,623
Kuang-Chi Technologies Co. Ltd. Class A (a)	271,190	562,900
Kunlun Energy Co. Ltd.	5,880,152	5,301,403
Kunlun Tech Co. Ltd. Class A (a)	74,300	390,251
Kunshan Dongwei Technology Co. Ltd. Class A	26,518	227,246
Kunshan GuoLi Electronic Technology Co. Ltd. Class A	12,484	86,574
Kunshan Huguang Auto Harness Co. Ltd. Class A (a)	150,900	421,721
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	49,180	210,172
Kweichow Moutai Co. Ltd. Class A	117,079	28,379,400
KWG Group Holdings Ltd. (a) (b)	2,170,668	155,672
Landai Technology Group Corp. Ltd. Class A	420,300	396,064
Lanzhou LS Heavy Equipment Co. Ltd. Class A (a)	114,100	98,707
Lao Feng Xiang Co. Ltd. Class A	27,600	267,449
Laobaixing Pharmacy Chain JSC Class A	34,580	145,156

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
LB Group Co. Ltd. Class A	235,300	$566,060
Leader Harmonious Drive Systems Co. Ltd. Class A	15,385	331,657
Lenovo Group Ltd.	8,150,282	11,397,901
Lens Technology Co. Ltd. Class A	435,665	807,625
Leo Group Co. Ltd. Class A (a)	2,374,000	760,149
Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	28,400	149,446
Levima Advanced Materials Corp. Class A	65,900	169,456
LexinFintech Holdings Ltd. ADR	88,337	162,540
Li Auto, Inc. Class A (a)	1,145,154	21,572,783
Li Ning Co. Ltd.	2,586,193	6,922,083
Lianhua Supermarket Holdings Co. Ltd. Class H (a)	13,000	591
Liaoning Xinde New Material Technology Co. Ltd. Class A	18,250	120,665
Lifetech Scientific Corp. (a) (b)	4,462,000	1,342,849
Ligao Foods Co. Ltd. Class A	22,700	154,774
Lingyi iTech Guangdong Co. Class A	907,300	861,353
Link Motion, Inc. ADR (a) (f)	16,509	—
Linklogis, Inc. Class B (b) (e)	340,500	68,898
Linktel Technologies Co. Ltd. Class A	17,700	260,382
Livzon Pharmaceutical Group, Inc. Class H	410,727	1,270,282
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	153,344
Longfor Group Holdings Ltd. (e)	1,533,038	2,454,102
LONGi Green Energy Technology Co. Ltd. Class A	947,404	3,046,871
Longshine Technology Group Co. Ltd. Class A	39,450	90,805
Loongson Technology Corp. Ltd. Class A (a)	37,497	582,471
Lu Thai Textile Co. Ltd. Class B	174,000	107,183
Lucky Harvest Co. Ltd. Class A	19,000	109,855
Luenmei Quantum Co. Ltd. Class A	474,208	377,603
Lufax Holding Ltd. ADR (b)	122,030	374,632
Luokung Technology Corp. (a)	259	128
Security Description	Shares	Value
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	$152,610
Luxshare Precision Industry Co. Ltd. Class A	949,429	4,593,409
Luye Pharma Group Ltd. (a) (b) (e)	1,127,500	538,586
Luzhou Laojiao Co. Ltd. Class A	208,242	5,247,139
Maanshan Iron & Steel Co. Ltd. Class H (b)	3,688,000	580,932
Maccura Biotechnology Co. Ltd. Class A	37,572	79,517
Macmic Science & Technology Co. Ltd. Class A	43,588	253,977
Malion New Materials Co. Ltd. Class A (a)	92,150	104,695
Mango Excellent Media Co. Ltd. Class A	183,250	648,527
Maxscend Microelectronics Co. Ltd. Class A	33,696	667,238
Mega-info Media Co. Ltd. Class A	40,500	108,863
MeiG Smart Technology Co. Ltd. Class A	76,400	290,338
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	459,160	387,545
Meitu, Inc. (b) (e)	3,396,000	1,565,668
Meituan Class B (a) (e)	4,461,227	46,791,593
Mesnac Co. Ltd. Class A	128,600	118,656
Metallurgical Corp. of China Ltd. Class A	141,800	60,937
Metallurgical Corp. of China Ltd. Class H	2,238,000	435,646
Microport Scientific Corp. (a) (b)	679,237	732,425
Milkyway Chemical Supply Chain Service Co. Ltd. Class A	23,525	175,795
Ming Yang Smart Energy Group Ltd. Class A	175,900	309,775
Ming Yuan Cloud Group Holdings Ltd. (a) (b)	372,000	137,203
Mingchen Health Co. Ltd. Class A	36,300	130,710
MINISO Group Holding Ltd. ADR	102,538	2,091,775
Minmetals Development Co. Ltd. Class A (a)	126,500	166,639
Minth Group Ltd.	250,000	505,215
Miracll Chemicals Co. Ltd. Class A	37,600	101,015
MLS Co. Ltd. Class A	49,748	60,503
MMG Ltd. (a)	1,692,000	500,544
MOG Digitech Holdings Ltd. (a)	440,000	90,721

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Montage Technology Co. Ltd. Class A	105,917	$874,039
Montnets Cloud Technology Group Co. Ltd. Class A (a)	457,700	716,703
Morimatsu International Holdings Co. Ltd. (a)	167,000	117,627
Motic Xiamen Electric Group Co. Ltd. Class A	65,400	108,379
Muyuan Foods Co. Ltd. Class A	654,584	3,785,604
Nancal Technology Co. Ltd. Class A (a)	52,600	278,712
NanJi E-Commerce Co. Ltd. Class A (a)	736,300	402,242
Nanjing Bestway Intelligent Control Technology Co. Ltd. Class A	25,900	147,603
Nanjing Develop Advanced Manufacturing Co. Ltd. Class A	27,933	105,211
Nanjing Quanxin Cable Technology Co. Ltd. Class A (a)	287,500	585,449
Nanjing Vazyme Biotech Co. Ltd. Class A	28,636	128,771
Nantong Jianghai Capacitor Co. Ltd. Class A	189,300	426,953
Nanya New Material Technology Co. Ltd. Class A	78,738	284,848
NARI Technology Co. Ltd. Class A	594,179	1,862,494
National Silicon Industry Group Co. Ltd. Class A (a)	159,204	387,245
Nations Technologies, Inc. Class A (a)	313,900	497,701
NAURA Technology Group Co. Ltd. Class A	33,000	1,138,728
NavInfo Co. Ltd. Class A (a)	244,000	304,974
NBTM New Materials Group Co. Ltd. Class A	240,548	523,283
NetDragon Websoft Holdings Ltd.	34,500	54,698
NetEase, Inc.	1,979,080	35,635,124
New China Life Insurance Co. Ltd. Class H	1,153,500	2,248,339
New Hope Liuhe Co. Ltd. Class A (a)	663,300	868,179
New Horizon Health Ltd. (a) (b) (e)	115,500	342,423
New Oriental Education & Technology Group, Inc. (a)	1,623,510	11,487,271
New Trend International Logis-Tech Co. Ltd. Class A	38,900	89,703
Security Description	Shares	Value
Neway CNC Equipment Suzhou Co. Ltd. Class A	91,933	$243,111
Neway Valve Suzhou Co. Ltd. Class A	50,000	97,323
Newland Digital Technology Co. Ltd. Class A	647,820	1,784,084
Ninestar Corp. Class A	26,600	84,538
Ningbo Deye Technology Co. Ltd. Class A	28,980	341,463
Ningbo Energy Group Co. Ltd. Class A	779,300	447,622
Ningbo Haitian Precision Machinery Co. Ltd. Class A	51,881	190,530
Ningbo Hengshuai Co. Ltd. Class A	31,000	391,255
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	98,700	186,710
Ningbo Joyson Electronic Corp. Class A	33,300	83,991
Ningbo Kbe Electrical Technology Co. Ltd. Class A	86,619	608,715
Ningbo Orient Wires & Cables Co. Ltd. Class A	49,800	298,985
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	50,046	279,728
Ningbo Sanxing Medical Electric Co. Ltd. Class A	232,000	667,921
Ningbo Shanshan Co. Ltd. Class A	161,100	308,146
Ningbo Sunrise Elc Technology Co. Ltd. Class A	39,800	145,660
Ningbo Tuopu Group Co. Ltd. Class A	82,800	854,675
Ningbo Xusheng Group Co. Ltd. Class A	163,112	451,956
Ningbo Yongxin Optics Co. Ltd. Class A	10,500	146,501
Ningbo Yunsheng Co. Ltd. Class A	178,500	194,779
Ningbo Zhenyu Technology Co. Ltd. Class A	25,500	197,608
Ningxia Baofeng Energy Group Co. Ltd. Class A	51,000	105,787
Ningxia Western Venture Industrial Co. Ltd. Class A (a)	197,300	133,831
NIO, Inc. ADR (a)	1,490,135	13,515,524
NiSun International Enterprise Development Group Co. Ltd. (a)	180	720
Niu Technologies ADR (a) (b)	26,076	57,106
Noah Holdings Ltd. ADR	20,949	289,306
Nongfu Spring Co. Ltd. Class H (b) (e)	1,768,000	10,222,794

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
North Copper Co. Ltd. Class A (a)	673,800	$548,836
Northeast Securities Co. Ltd. Class A	200,800	200,219
Novogene Co. Ltd. Class A	41,562	136,232
Novoray Corp. Class A	23,411	174,088
NYOCOR Co. Ltd. Class A	607,200	521,875
Obio Technology Shanghai Corp. Ltd. Class A (a)	222,337	280,708
Ocean's King Lighting Science & Technology Co. Ltd. Class A	198,800	229,494
OFILM Group Co. Ltd. Class A (a)	185,200	226,539
OK Science & Technology Co. Ltd. Class A (a)	17,400	150,404
OKE Precision Cutting Tools Co. Ltd. Class A	38,962	152,661
OneConnect Financial Technology Co. Ltd. ADR (a)	111	359
Oppein Home Group, Inc. Class A	18,620	182,027
OPT Machine Vision Tech Co. Ltd. Class A	7,099	111,660
Orient Securities Co. Ltd. Class A	625,856	764,675
Ourpalm Co. Ltd. Class A (a)	125,900	91,058
Ovctek China, Inc. Class A	73,300	232,440
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	458,400	211,155
Pansoft Co. Ltd. Class A	36,300	116,742
PDD Holdings, Inc. ADR (a)	678,990	99,343,027
Peijia Medical Ltd. (a) (e)	149,000	141,013
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (a)	1,184,800	266,225
People.cn Co. Ltd. Class A	76,100	299,031
People's Insurance Co. Group of China Ltd. Class H	9,172,000	2,819,064
Perfect World Co. Ltd. Class A	464,250	771,946
PetroChina Co. Ltd. Class A	3,495,600	3,465,851
PetroChina Co. Ltd. Class H	23,705,988	15,665,251
Pharmaron Beijing Co. Ltd. Class A	368,575	1,500,057
Phenix Optical Co. Ltd. Class A (a)	96,000	308,873
PhiChem Corp. Class A	43,000	95,172
PICC Property & Casualty Co. Ltd. Class H	8,433,102	10,022,243
Piesat Information Technology Co. Ltd. Class A	24,823	147,252
Security Description	Shares	Value
Ping An Bank Co. Ltd. Class A	1,196,700	$1,578,099
Ping An Healthcare & Technology Co. Ltd. (a) (b) (e)	684,400	1,556,620
Ping An Insurance Group Co. of China Ltd. Class A	699,430	3,958,519
Ping An Insurance Group Co. of China Ltd. Class H	6,623,420	29,984,811
Piotech, Inc. Class A	18,270	593,468
PNC Process Systems Co. Ltd. Class A	42,415	153,086
POCO Holding Co. Ltd. Class A	38,880	288,682
Poly Developments & Holdings Group Co. Ltd. Class A	734,100	1,020,643
Poly Property Group Co. Ltd.	2,315,198	471,427
Pop Mart International Group Ltd. (e)	823,200	2,134,814
Postal Savings Bank of China Co. Ltd. Class A	150,800	92,124
Postal Savings Bank of China Co. Ltd. Class H (e)	7,643,000	3,650,920
Power Construction Corp. of China Ltd. Class A	719,900	494,384
PowerTECH Co. Ltd. Class A	22,650	184,079
Powerwin Tech Group Ltd. (a)	248,000	168,646
Primarius Technologies Co. Ltd. Class A	109,843	336,289
Prosus NV	23,485	700,064
Puxin Ltd. ADR (a) (f)	1,690	—
Puya Semiconductor Shanghai Co. Ltd. Class A (a)	28,965	398,561
Pylon Technologies Co. Ltd. Class A	14,098	209,868
QC Solar Suzhou Co. Ltd. Class A	19,290	157,802
Qianhe Condiment & Food Co. Ltd. Class A	407,465	925,303
Qifu Technology, Inc. ADR	113,176	1,790,444
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	66,000	99,640
Qingdao Ainnovation Technology Group Co. Ltd. Class H (a) (e)	64,800	76,928
Qingdao Gaoce Technology Co. Ltd. Class A	79,628	436,016
Qingdao Gon Technology Co. Ltd. Class A	220,900	664,506
Qingdao Haier Biomedical Co. Ltd. Class A	35,495	201,985

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Qingdao Hanhe Cable Co. Ltd. Class A	1,168,200	$656,237
Qingdao TGOOD Electric Co. Ltd. Class A	51,400	145,092
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	204,500	205,344
Qingdao Topscomm Communication, Inc. Class A	181,000	238,941
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	26,448	266,055
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	203,300	455,388
QuakeSafe Technologies Co. Ltd. Class A	32,379	79,031
Quectel Wireless Solutions Co. Ltd. Class A	32,398	244,557
Qutoutiao, Inc. ADR (a) (b)	49,843	997
R&G PharmaStudies Co. Ltd. Class A	23,200	210,086
Range Intelligent Computing Technology Group Co. Ltd. Class A	56,900	202,729
Raytron Technology Co. Ltd. Class A	81,666	507,158
Red Avenue New Materials Group Co. Ltd. Class A	14,300	66,875
Remegen Co. Ltd. Class A (a)	65,441	570,355
Remegen Co. Ltd. Class H (a) (b) (e)	51,500	246,995
Rigol Technologies Co. Ltd. Class A	21,737	133,922
Risen Energy Co. Ltd. Class A	188,500	467,239
Rising Nonferrous Metals Share Co. Ltd. Class A (a)	51,200	254,900
Riyue Heavy Industry Co. Ltd. Class A	44,400	77,132
RLX Technology, Inc. ADR (b)	854,723	1,709,446
RoboTechnik Intelligent Technology Co. Ltd. Class A	11,500	131,447
Rockchip Electronics Co. Ltd. Class A	44,200	393,545
RongFa Nuclear Equipment Co. Ltd. Class A (a)	186,100	140,609
Rongsheng Petrochemical Co. Ltd. Class A	692,100	1,005,988
Roshow Technology Co. Ltd. Class A (a)	177,900	154,900
Ruijie Networks Co. Ltd. Class A	23,513	125,117
Runa Smart Equipment Co. Ltd. Class A	69,800	261,042
Security Description	Shares	Value
Sai Micro Electronics, Inc. Class A (a)	47,600	$160,703
SAIC Motor Corp. Ltd. Class A	495,400	941,320
Sailun Group Co. Ltd. Class A	1,281,632	2,114,875
Sangfor Technologies, Inc. Class A (a)	19,261	195,542
Sanhe Tongfei Refrigeration Co. Ltd. Class A	28,200	176,275
Sany Heavy Industry Co. Ltd. Class A	906,300	1,752,626
Satellite Chemical Co. Ltd. Class A (a)	597,000	1,236,658
Sealand Securities Co. Ltd. Class A	1,414,140	703,038
Seazen Group Ltd. (a)	511,238	83,149
Seazen Holdings Co. Ltd. Class A (a)	31,600	50,636
Semitronix Corp. Class A	10,900	114,394
Sensteed Hi-tech Group Class A (a)	979,100	218,629
Seres Group Co. Ltd. Class A (a)	70,498	754,423
SF Holding Co. Ltd. Class A	286,000	1,622,672
SG Micro Corp. Class A	35,538	444,237
Shaanxi Coal Industry Co. Ltd. Class A	645,700	1,894,317
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	4,891	93,182
Shaanxi International Trust Co. Ltd. Class A	931,000	397,472
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	142,876	433,207
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	165,944	307,390
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	216,650	296,956
Shandong Chenming Paper Holdings Ltd. Class B (a)	489,800	100,362
Shandong Fengyuan Chemical Co. Ltd. Class A	68,920	154,670
Shandong Gold Mining Co. Ltd. Class A	677,180	2,174,972
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	437,300	1,828,276
Shandong Hi-Speed New Energy Group Ltd. (a)	758,697	209,871
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	35,300	136,776
Shandong Humon Smelting Co. Ltd. Class A (a)	204,600	309,747

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shandong Linglong Tyre Co. Ltd. Class A	209,100	$564,699
Shandong Molong Petroleum Machinery Co. Ltd. Class A (a)	436,500	278,307
Shandong Pharmaceutical Glass Co. Ltd. Class A	18,364	66,022
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (b)	1,833,600	1,786,977
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	410,692	1,175,449
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (a)	241,840	365,447
Shanghai Acrel Co. Ltd. Class A	34,200	124,541
Shanghai Aiko Solar Energy Co. Ltd. Class A	137,100	339,640
Shanghai Anlogic Infotech Co. Ltd. Class A (a)	59,244	306,013
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A (a)	15,292	133,214
Shanghai AtHub Co. Ltd. Class A	307,484	855,874
Shanghai Awinic Technology Co. Ltd. Class A (a)	24,756	239,995
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	409,036	1,413,698
Shanghai Baolong Automotive Corp. Class A	40,500	320,788
Shanghai Baosight Software Co. Ltd. Class A	326,284	2,236,140
Shanghai Baosight Software Co. Ltd. Class B	2,006,447	4,253,668
Shanghai Baosteel Packaging Co. Ltd. Class A	153,500	110,588
Shanghai Belling Co. Ltd. Class A	208,900	417,178
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	6,972	247,828
Shanghai Bright Power Semiconductor Co. Ltd. Class A (a)	14,862	225,291
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	3,493,520	1,561,603
Shanghai Daimay Automotive Interior Co. Ltd. Class A	665,729	1,354,719
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	670,000	284,161
Security Description	Shares	Value
Shanghai Electric Group Co. Ltd. Class H (a)	9,260,077	$1,933,000
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	415,374	838,845
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	270,600	951,200
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	144,500	314,591
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	77,568	420,815
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	174,000	314,194
Shanghai Fullhan Microelectronics Co. Ltd. Class A	65,663	391,363
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	25,500	102,027
Shanghai Gentech Co. Ltd. Class A (a)	56,191	312,733
Shanghai Geoharbour Construction Group Co. Ltd. Class A	29,900	112,368
Shanghai Guao Electronic Technology Co. Ltd. Class A (a)	28,800	70,376
Shanghai Haohai Biological Technology Co. Ltd. Class A	14,165	215,421
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	40,065	292,922
Shanghai Henlius Biotech, Inc. Class H (a) (e)	86,100	153,267
Shanghai Hiuv New Materials Co. Ltd. Class A	9,699	89,422
Shanghai Huafon Aluminium Corp. Class A	72,400	182,510
Shanghai Huayi Group Co. Ltd. Class B	389,500	156,969
Shanghai International Airport Co. Ltd. Class A (a)	224,000	1,031,194
Shanghai International Port Group Co. Ltd. Class A	1,637,300	1,126,699
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,889,474	831,369
Shanghai Jinjiang International Hotels Co. Ltd. Class B	484,500	609,986

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Jinjiang International Travel Co. Ltd. Class B	962,200	$1,145,018
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,649,566	1,339,448
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	139,551	819,793
Shanghai Labway Clinical Laboratory Co. Ltd. Class A	51,800	96,680
Shanghai Liangxin Electrical Co. Ltd. Class A	223,280	276,882
Shanghai Lingang Holdings Corp. Ltd. Class B	486,720	286,678
Shanghai Lingyun Industries Development Co. Ltd. Class B (a)	3,970,093	1,639,648
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	194,900	239,499
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,113,068	362,860
Shanghai M&G Stationery, Inc. Class A	221,781	1,169,547
Shanghai Medicilon, Inc. Class A	21,276	204,316
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	14,563	398,056
Shanghai MicroPort MedBot Group Co. Ltd. (a) (b)	148,500	396,517
Shanghai Moons' Electric Co. Ltd. Class A	161,716	1,495,520
Shanghai New Power Automotive Technology Co. Ltd. Class B (a)	584,740	118,117
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	449,900	1,057,050
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	457,000	668,362
Shanghai Prisemi Electronics Co. Ltd. Class A	75,030	440,869
Shanghai Pudong Development Bank Co. Ltd. Class A	1,680,800	1,562,635
Shanghai Putailai New Energy Technology Co. Ltd. Class A	143,920	423,033
Shanghai RAAS Blood Products Co. Ltd. Class A	675,200	758,588
Shanghai Runda Medical Technology Co. Ltd. Class A	253,900	725,622
Security Description	Shares	Value
Shanghai Sanyou Medical Co. Ltd. Class A	78,746	$215,649
Shanghai Shibei Hi-Tech Co. Ltd. Class B	721,500	116,162
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	49,100	242,859
Shanghai Stonehill Technology Co. Ltd. Class A	1,143,700	493,099
Shanghai Supezet Engineering Technology Corp. Ltd. Class A	88,356	251,024
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	195,800	271,127
Shanghai Wanye Enterprises Co. Ltd. Class A	240,740	583,542
Shanghai Yaoji Technology Co. Ltd. Class A	70,900	221,245
Shanghai YCT Electronics Group Co. Ltd. Class A	40,600	289,935
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	12,959	116,476
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	675,688	589,279
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	212,400	575,699
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	923,300	609,430
Shanghai ZJ Bio-Tech Co. Ltd. Class A	43,232	127,378
Shannon Semiconductor Technology Co. Ltd. Class A	94,100	446,541
Shanxi Blue Flame Holding Co. Ltd. Class A	137,200	136,996
Shanxi Coking Coal Energy Group Co. Ltd. Class A	185,400	257,247
Shanxi Guoxin Energy Corp. Ltd. Class A (a)	266,400	144,413
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	140,400	432,009
Shanxi Meijin Energy Co. Ltd. Class A (a)	447,500	418,553
Shanxi Securities Co. Ltd. Class A	219,230	165,948
Shanxi Taigang Stainless Steel Co. Ltd. Class A	456,200	238,972
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	56,720	1,837,908

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Sharetronic Data Technology Co. Ltd. Class A	30,600	$227,719
Shengda Resources Co. Ltd. Class A (a)	214,700	333,179
Shenghe Resources Holding Co. Ltd. Class A	61,200	87,495
Shengjing Bank Co. Ltd. Class H (a) (b) (e)	18,500	1,848
Shengyi Electronics Co. Ltd. Class A	170,919	272,919
Shengyi Technology Co. Ltd. Class A	457,100	1,175,393
Shennan Circuits Co. Ltd. Class A	23,660	235,882
Shenwan Hongyuan Group Co. Ltd. Class A	935,400	583,262
Shenwan Hongyuan HK Ltd. (a)	10,000	455
Shenyang Jinbei Automotive Co. Ltd. Class A (a)	575,300	392,658
Shenzhen Agricultural Products Group Co. Ltd. Class A	908,600	825,582
Shenzhen Baoming Technology Co. Ltd. Class A (a)	18,000	197,174
Shenzhen Bingchuan Network Co. Ltd. Class A	35,900	139,655
Shenzhen Bioeasy Biotechnology Co. Ltd. Class A	51,800	85,041
Shenzhen BSC Technology Co. Ltd. Class A	15,950	145,106
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	150,656
Shenzhen CECport Technologies Co. Ltd. Class A	80,700	236,073
Shenzhen Changhong Technology Co. Ltd. Class A	62,800	162,102
Shenzhen Click Technology Co. Ltd. Class A	79,700	157,260
Shenzhen Das Intellitech Co. Ltd. Class A	1,647,837	745,167
Shenzhen Desay Battery Technology Co. Class A	47,270	180,036
Shenzhen Dynanonic Co. Ltd. Class A	24,360	208,787
Shenzhen Energy Group Co. Ltd. Class A	165,400	149,823
Shenzhen Envicool Technology Co. Ltd. Class A	53,911	208,055
Shenzhen Expressway Corp. Ltd. Class H	3,441,732	2,781,224
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	673,700	1,393,647
Security Description	Shares	Value
Shenzhen Fortune Trend Technology Co. Ltd. Class A	12,292	$218,027
Shenzhen FRD Science & Technology Co. Ltd. Class A (a)	228,000	578,597
Shenzhen Gongjin Electronics Co. Ltd. Class A	472,400	594,431
Shenzhen H&T Intelligent Control Co. Ltd. Class A	454,400	911,914
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	248,600	409,527
Shenzhen Honor Electronic Co. Ltd. Class A	15,400	95,744
Shenzhen Injoinic Technology Co. Ltd. Class A	192,949	483,958
Shenzhen Inovance Technology Co. Ltd. Class A	212,658	1,885,687
Shenzhen International Holdings Ltd.	1,375,710	1,159,264
Shenzhen Investment Ltd.	4,580,326	674,565
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	131,000	210,097
Shenzhen Jingquanhua Electronics Co. Ltd. Class A	90,400	230,044
Shenzhen Jinjia Group Co. Ltd. Class A	433,700	327,075
Shenzhen JPT Opto-Electronics Co. Ltd. Class A	30,020	390,185
Shenzhen Kaifa Technology Co. Ltd. Class A	252,200	574,132
Shenzhen Kangtai Biological Products Co. Ltd. Class A	59,840	228,163
Shenzhen Kedali Industry Co. Ltd. Class A	33,300	394,983
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	230,300	374,206
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	67,864
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	265,511
Shenzhen Lifotronic Technology Co. Ltd. Class A	80,720	255,176
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	8,300	107,296
Shenzhen Longtech Smart Control Co. Ltd. Class A	62,800	215,548

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen Manst Technology Co. Ltd. Class A (a)	22,200	$241,748
Shenzhen Megmeet Electrical Co. Ltd. Class A	222,000	766,958
Shenzhen Microgate Technology Co. Ltd. Class A	154,900	209,706
Shenzhen MinDe Electronics Technology Ltd. Class A	136,080	468,787
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	2,478,136
Shenzhen Minglida Precision Technology Co. Ltd. Class A	67,600	283,194
Shenzhen MTC Co. Ltd. Class A	2,375,200	1,861,306
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	1,869,362	824,340
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	27,230	299,046
Shenzhen Qingyi Photomask Ltd. Class A	92,986	295,389
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	14,600	80,498
Shenzhen SC New Energy Technology Corp. Class A	34,501	358,596
Shenzhen SED Industry Co. Ltd. Class A	82,500	245,394
Shenzhen Senior Technology Material Co. Ltd. Class A	44,950	97,341
Shenzhen Sunlord Electronics Co. Ltd. Class A	208,800	792,024
Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	59,048	334,605
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	181,769
Shenzhen Tagen Group Co. Ltd. Class A	442,200	285,667
Shenzhen Techwinsemi Technology Co. Ltd. Class A	26,020	346,746
Shenzhen Topband Co. Ltd. Class A	172,300	236,167
Shenzhen Transsion Holdings Co. Ltd. Class A	55,274	1,074,337
Shenzhen TXD Technology Co. Ltd. Class A (a)	51,200	127,630
Shenzhen United Winners Laser Co. Ltd. Class A	55,116	158,523
Security Description	Shares	Value
Shenzhen Xinyichang Technology Co. Ltd. Class A	16,736	$246,295
Shenzhen YHLO Biotech Co. Ltd. Class A	54,168	173,977
Shenzhen Yinghe Technology Co. Ltd. Class A	67,000	173,508
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	34,400	132,902
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	39,000	514,789
Shenzhou International Group Holdings Ltd.	860,800	8,863,146
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	472,000	571,390
Shijiazhuang Shangtai Technology Co. Ltd. Class A	34,800	178,970
Shimao Services Holdings Ltd. (a) (b) (e)	337,000	51,358
Shinghwa Advanced Material Group Co. Ltd. Class A	12,200	78,574
Shinry Technologies Co. Ltd. Class A (a)	72,300	275,874
Shoucheng Holdings Ltd.	720,400	144,845
Shuangliang Eco-Energy Systems Co. Ltd. Class A	161,302	191,643
SICC Co. Ltd. Class A (a)	30,412	282,184
Sichuan Hebang Biotechnology Co. Ltd. Class A	1,381,500	457,874
Sichuan Hongda Co. Ltd. Class A (a)	496,000	357,341
Sichuan Injet Electric Co. Ltd. Class A	24,500	197,085
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	28,200	99,444
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	26,500	108,112
Sichuan New Energy Power Co. Ltd. Class A (a)	59,900	111,798
Sichuan Rongda Gold Co. Ltd. Class A	47,100	182,762
Sichuan Swellfun Co. Ltd. Class A	21,800	179,927
Sichuan Yahua Industrial Group Co. Ltd. Class A	33,500	61,584
Sieyuan Electric Co. Ltd. Class A	226,600	1,656,077
Siglent Technologies Co. Ltd. Class A	34,016	191,276
Sihuan Pharmaceutical Holdings Group Ltd.	1,419,000	118,121

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Silergy Corp.	245,820	$4,004,822
Sineng Electric Co. Ltd. Class A	51,028	216,851
Sino Wealth Electronic Ltd. Class A	29,887	95,698
Sino-Agri Leading Biosciences Co. Ltd. Class A	68,300	147,331
Sinocare, Inc. Class A	170,300	727,062
Sinocelltech Group Ltd. Class A (a)	55,161	417,314
Sinoma Science & Technology Co. Ltd. Class A	651,293	1,456,139
Sinomine Resource Group Co. Ltd. Class A	37,044	194,100
Sino-Ocean Group Holding Ltd. (a) (b)	9,113,980	513,559
Sinopec Shanghai Petrochemical Co. Ltd. Class H (a)	9,240,600	1,337,236
Sinopharm Group Co. Ltd. Class H	1,820,000	4,766,442
Sino-Platinum Metals Co. Ltd. Class A	293,179	591,249
Sinotrans Ltd. Class H	6,555,024	2,745,059
Sinotruk Hong Kong Ltd.	110,500	216,796
Sinotruk Jinan Truck Co. Ltd. Class A	262,460	492,440
Sinovac Biotech Ltd. (a) (b)	63,289	409,480
Sipai Health Technology Co. Ltd. (a) (b)	150,400	132,900
SITC International Holdings Co. Ltd.	1,751,000	3,022,774
Skshu Paint Co. Ltd. Class A	259,830	1,737,284
Skyworth Digital Co. Ltd. Class A	672,200	1,483,058
Smoore International Holdings Ltd. (b) (e)	2,026,000	1,686,485
SOHO China Ltd. (a)	848,500	81,497
Sohu.com Ltd. ADR (a)	14,368	142,674
SooChow Securities Co. Ltd. Class A	236,830	243,129
SOS Ltd. ADR (a)	74	340
South Manganese Investment Ltd. (a) (b) (f)	533,000	25,341
Southern Publishing & Media Co. Ltd. Class A	142,948	260,778
Southwest Securities Co. Ltd. Class A	963,100	553,195
SPT Energy Group, Inc. (a)	20,000	584
StarPower Semiconductor Ltd. Class A	9,600	244,024
State Power Rixin Technology Co. Ltd. Class A	18,600	135,518
Security Description	Shares	Value
STO Express Co. Ltd. Class A (a)	228,779	$250,286
Sumavision Technologies Co. Ltd. Class A	140,100	111,953
Sun Art Retail Group Ltd.	2,235,500	400,804
Sunac China Holdings Ltd. (a)	2,591,000	497,724
Sunac Services Holdings Ltd. (b) (e)	315,000	75,437
Sungrow Power Supply Co. Ltd. Class A	215,553	2,651,502
Suning Universal Co. Ltd. Class A	639,100	232,462
Sunny Optical Technology Group Co. Ltd.	903,900	8,201,435
Sunresin New Materials Co. Ltd. Class A	47,700	355,442
Sunrise Group Co. Ltd. Class A	624,056	453,980
Sunward Intelligent Equipment Co. Ltd. Class A (a)	436,400	375,689
Sunwoda Electronic Co. Ltd. Class A	203,600	422,034
Suplet Power Co. Ltd. Class A	56,898	118,021
Suwen Electric Energy Technology Co. Ltd. Class A	32,280	148,874
Suzhou Anjie Technology Co. Ltd. Class A	225,800	517,838
Suzhou Delphi Laser Co. Ltd. Class A	67,316	369,167
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	248,800	635,225
Suzhou Douson Drilling & Production Equipment Co. Ltd. Class A (a)	45,800	169,806
Suzhou Everbright Photonics Co. Ltd. Class A	34,706	305,455
Suzhou Good-Ark Electronics Co. Ltd. Class A	178,081	282,105
Suzhou Harmontronics Automation Technology Co. Ltd. Class A	54,876	169,084
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	37,500	169,473
Suzhou Huaya Intelligence Technology Co. Ltd. Class A	22,100	155,835
Suzhou HYC Technology Co. Ltd. Class A	48,161	236,388
Suzhou Maxwell Technologies Co. Ltd. Class A	20,704	376,566

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Suzhou Novosense Microelectronics Co. Ltd. Class A	29,526	$691,854
Suzhou Oriental Semiconductor Co. Ltd. Class A	25,486	299,185
Suzhou Recodeal Interconnect System Co. Ltd. Class A	19,931	112,466
Suzhou Secote Precision Electronic Co. Ltd. Class A	43,800	446,329
Suzhou Shijing Environmental Technology Co. Ltd. Class A (a)	31,100	182,129
Suzhou SLAC Precision Equipment Co. Ltd. Class A	72,600	101,244
Suzhou TFC Optical Communication Co. Ltd. Class A	37,800	485,838
Suzhou TZTEK Technology Co. Ltd. Class A	71,007	374,151
Suzhou UIGreen Micro&Nano Technologies Co. Ltd. Class A	32,191	207,144
Suzhou Wanxiang Technology Co. Ltd. Class A	98,700	250,749
Suzhou YourBest New-type Materials Co. Ltd. Class A	34,200	265,940
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (a)	52,914	393,403
SVG Optronics Co. Ltd. Class A (a)	27,988	98,186
Synertone Communication Corp. (a)	2,176	77
Taiji Computer Corp. Ltd. Class A	241,136	1,000,021
TAL Education Group ADR (a)	470,379	5,940,887
Talkweb Information System Co. Ltd. Class A (a)	98,300	207,627
Tangrenshen Group Co. Ltd. Class A	450,800	474,820
Tayho Advanced Materials Group Co. Ltd. Class A	442,400	929,459
TBEA Co. Ltd. Class A	248,420	481,448
TCL Technology Group Corp. Class A	1,779,900	1,074,849
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	548,125	1,203,926
Tech-Bank Food Co. Ltd. Class A (a)	645,520	329,079
Telling Telecommunication Holding Co. Ltd. Class A	51,300	68,730
Security Description	Shares	Value
Tencent Holdings Ltd.	6,356,394	$238,999,210
Tencent Music Entertainment Group ADR (a)	565,765	5,097,543
Thinkon Semiconductor Jinzhou Corp. Class A	74,320	368,333
Three's Co. Media Group Co. Ltd. Class A	29,568	263,100
Thunder Software Technology Co. Ltd. Class A	19,500	219,247
Tiangong International Co. Ltd.	280,000	75,302
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	23,800	105,320
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	194,700	151,755
Tianli International Holdings Ltd.	1,766,000	730,504
Tianma Microelectronics Co. Ltd. Class A (a)	200,300	299,581
Tianneng Power International Ltd. (b)	288,000	243,057
Tianqi Lithium Corp. Class A	74,874	586,639
Tianshan Aluminum Group Co. Ltd. Class A	245,100	206,872
Tianshui Huatian Technology Co. Ltd. Class A	266,400	318,755
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (a)	171,500	132,949
Tibet Summit Resources Co. Ltd. Class A (a)	53,900	92,046
Time Publishing & Media Co. Ltd. Class A	81,600	124,796
Tingyi Cayman Islands Holding Corp.	3,503,020	4,270,799
Titan Wind Energy Suzhou Co. Ltd. Class A (a)	903,289	1,471,527
TKD Science & Technology Co. Ltd. Class A	50,660	116,323
Tofflon Science & Technology Group Co. Ltd. Class A	73,900	186,706
Tongcheng Travel Holdings Ltd. (a)	778,400	1,439,460
TongFu Microelectronics Co. Ltd. Class A	199,544	647,903
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	117,600	68,374
Tongwei Co. Ltd. Class A	494,200	1,737,189
Top Energy Co. Ltd. Class A (a)	96,517	111,148
Topchoice Medical Corp. Class A (a)	29,500	316,725

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Topsec Technologies Group, Inc. Class A (a)	437,200	$600,485
Topsports International Holdings Ltd. (e)	1,666,000	1,297,204
Toread Holdings Group Co. Ltd. Class A (a)	162,038	150,646
Transfar Zhilian Co. Ltd. Class A	187,700	121,784
TravelSky Technology Ltd. Class H	1,857,514	3,211,408
Triductor Technology Suzhou, Inc. Class A	42,038	401,039
Trina Solar Co. Ltd. Class A	182,959	733,059
Trip.com Group Ltd. (a)	524,658	18,651,998
TRS Information Technology Corp. Ltd. Class A	37,900	89,739
Tsingtao Brewery Co. Ltd. Class A	262,344	2,754,011
Tsingtao Brewery Co. Ltd. Class H	274,000	1,838,702
Tuya, Inc. ADR (a)	53,025	121,958
Unigroup Guoxin Microelectronics Co. Ltd. Class A (a)	53,759	509,233
Uni-President China Holdings Ltd.	145,000	103,060
Unisplendour Corp. Ltd. Class A (a)	260,976	709,194
Universal Health International Group Holding Ltd. (a)	6,900	87
Universal Scientific Industrial Shanghai Co. Ltd. Class A	238,000	505,039
Up Fintech Holding Ltd. ADR (a)	105,664	467,035
Uxin Ltd. ADR (a)	259	182
Valiant Co. Ltd. Class A	468,700	1,092,005
Vanchip Tianjin Technology Co. Ltd. Class A (a)	49,540	455,702
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	63,676	446,768
Victory Giant Technology Huizhou Co. Ltd. Class A	67,400	174,638
Vipshop Holdings Ltd. ADR (a)	319,097	5,667,163
Visionox Technology, Inc. Class A (a)	174,600	274,874
Visual China Group Co. Ltd. Class A	238,400	492,161
Viva Biotech Holdings (a) (e)	761,000	102,330
Vnet Group, Inc. ADR (a) (b)	96,267	276,286
Walvax Biotechnology Co. Ltd. Class A	211,800	699,298
Security Description	Shares	Value
Wangneng Environment Co. Ltd. Class A	224,210	$480,185
Wanhua Chemical Group Co. Ltd. Class A	233,700	2,521,253
Want Want China Holdings Ltd.	7,266,976	4,392,637
Wasu Media Holding Co. Ltd. Class A	429,300	444,336
Wcon Electronics Guangdong Co. Ltd. Class A	32,800	225,527
Weaver Network Technology Co. Ltd. Class A	23,800	156,759
Weibo Corp. ADR	53,183	582,354
Weichai Power Co. Ltd. Class A	2,435,888	4,669,532
Weichai Power Co. Ltd. Class H	1,935,000	3,231,381
Weimob, Inc. (a) (b) (e)	2,111,000	778,593
Wellhope Foods Co. Ltd. Class A	414,600	498,410
Wencan Group Co. Ltd. Class A	49,500	269,724
Wens Foodstuffs Group Co. Ltd. Class A	196,300	553,012
Wenzhou Yihua Connector Co. Ltd. Class A	33,100	172,738
West China Cement Ltd.	4,394,000	382,647
Western Region Gold Co. Ltd. Class A	153,844	260,562
Western Superconducting Technologies Co. Ltd. Class A	29,982	224,130
Will Semiconductor Co. Ltd. Shanghai Class A	60,704	909,716
Willfar Information Technology Co. Ltd. Class A	34,138	138,650
WINBO-Dongjian Automotive Technology Co. Ltd. Class A	104,300	201,112
Windey Energy Technology Group Co. Ltd. Class A	78,700	117,598
Wingtech Technology Co. Ltd. Class A (a)	185,772	1,103,841
Winning Health Technology Group Co. Ltd. Class A	276,000	278,690
Wisdom Sports Group (a)	50,000	333
Wolong Electric Group Co. Ltd. Class A	229,800	378,557
Wondershare Technology Group Co. Ltd. Class A (a)	16,100	213,895
Wuhan DR Laser Technology Corp. Ltd. Class A	33,689	285,102
Wuhan Guide Infrared Co. Ltd. Class A	1,206,011	1,236,396

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Wuhan Huazhong Numerical Control Co. Ltd. Class A	53,300	$268,723
Wuhan Jingce Electronic Group Co. Ltd. Class A	21,400	263,330
Wuhan LinControl Automotive Electronics Co. Ltd. Class A	46,744	538,561
Wuliangye Yibin Co. Ltd. Class A	444,875	8,766,173
WUS Printed Circuit Kunshan Co. Ltd. Class A	262,650	815,917
WuXi AppTec Co. Ltd. Class A	470,099	4,803,584
WuXi AppTec Co. Ltd. Class H (b) (e)	292,200	2,973,060
Wuxi Autowell Technology Co. Ltd. Class A	32,325	410,838
Wuxi Biologics Cayman, Inc. (a) (e)	3,717,500	14,091,989
Wuxi Boton Technology Co. Ltd. Class A (a)	33,900	88,266
Wuxi Chipown Micro-Electronics Ltd. Class A	36,607	252,989
Wuxi DK Electronic Materials Co. Ltd. Class A (a)	22,500	222,927
Wuxi ETEK Microelectronics Co. Ltd. Class A	53,942	396,880
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	130,100	467,736
Wuxi Longsheng Technology Co. Ltd. Class A	195,600	513,681
Wuxi NCE Power Co. Ltd. Class A	41,580	220,904
Wuxi Taiji Industry Co. Ltd. Class A (a)	167,900	165,764
Wuxi Xinje Electric Co. Ltd. Class A	20,900	110,244
XD, Inc. (a)	334,200	436,552
XGD, Inc. Class A	57,700	196,099
Xiabuxiabu Catering Management China Holdings Co. Ltd. (e)	202,000	63,638
Xiamen Amoytop Biotech Co. Ltd. Class A	26,400	194,090
Xiamen C & D, Inc. Class A	166,300	224,906
Xiamen Changelight Co. Ltd. Class A (a)	113,500	117,157
Xiamen Faratronic Co. Ltd. Class A	16,312	212,130
Xiamen Jihong Technology Co. Ltd. Class A	70,400	203,273
Xiamen Kingdomway Group Co. Class A	211,000	483,896
Xi'an Sinofuse Electric Co. Ltd. Class A	14,200	260,763
Security Description	Shares	Value
Xi'an Tian He Defense Technology Co. Ltd. Class A (a)	80,000	$115,945
Xi'an Triangle Defense Co. Ltd. Class A	23,800	93,253
Xiangcai Co. Ltd. Class A	66,400	70,031
Xiangtan Electrochemical Scientific Co. Ltd. Class A	65,800	98,784
Xiaomi Corp. Class B (a) (e)	16,855,600	33,674,288
Xilinmen Furniture Co. Ltd. Class A	220,100	525,784
Xingtong Shipping Co. Ltd. Class A	69,040	157,945
Xingyuan Environment Technology Co. Ltd. Class A (a)	339,800	128,846
Xinhua Winshare Publishing & Media Co. Ltd. Class A	267,380	512,936
Xinhuanet Co. Ltd. Class A	191,400	677,101
Xinjiang Daqo New Energy Co. Ltd. Class A	18,215	75,642
Xinjiang Tianshan Cement Co. Ltd. Class A	209,900	196,912
Xinte Energy Co. Ltd. Class H (a) (b)	139,600	195,584
Xinxiang Richful Lube Additive Co. Ltd. Class A	27,550	177,744
Xinyi Glass Holdings Ltd.	4,174,973	4,683,682
Xinyi Solar Holdings Ltd.	4,838,876	2,825,784
Xinzhi Group Co. Ltd. Class A	70,800	165,352
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	139,273
XPeng, Inc. Class A (a) (b)	1,086,430	7,888,863
Xtep International Holdings Ltd.	1,202,807	679,304
Xuji Electric Co. Ltd. Class A	69,900	215,572
Xunlei Ltd. ADR (a)	101,311	164,124
Yadea Group Holdings Ltd. (e)	620,000	1,089,370
Yangling Metron New Material, Inc. Class A	32,500	151,943
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	41,000	211,316
Yangzijiang Shipbuilding Holdings Ltd.	1,077,900	1,217,551
Yankuang Energy Group Co. Ltd. Class H (b)	2,769,221	5,262,852
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	652,212	1,678,938
Yantai Eddie Precision Machinery Co. Ltd. Class A	468,129	1,068,322

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Yatsen Holding Ltd. ADR (a) (b)	246,635	$180,438
Yeahka Ltd. (a)	136,400	257,129
Yealink Network Technology Corp. Ltd. Class A	28,903	119,945
Yestar Healthcare Holdings Co. Ltd. (a)	22,500	130
YGSOFT, Inc. Class A	1,630,377	1,415,011
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (a) (e)	74,000	89,935
Yidu Tech, Inc. (a) (b) (e)	417,400	270,478
Yifeng Pharmacy Chain Co. Ltd. Class A	86,413	485,911
Yihai International Holding Ltd.	250,000	397,001
Yijiahe Technology Co. Ltd. Class A (a)	21,520	94,867
Yinbang Clad Material Co. Ltd. Class A (a)	368,100	418,213
Yincheng International Holding Co. Ltd. (a)	96,000	566
Yingkou Jinchen Machinery Co. Ltd. Class A	33,125	254,232
Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	110,261
Yizumi Holdings Co. Ltd. Class A	48,800	120,825
Yonfer Agricultural Technology Co. Ltd. Class A	495,000	791,794
YongXing Special Materials Technology Co. Ltd. Class A	26,650	195,404
Yonyou Network Technology Co. Ltd. Class A	510,070	1,274,351
Yotrio Group Co. Ltd. Class A	1,366,630	583,456
Youdao, Inc. ADR (a) (b)	31,829	125,406
Youngy Co. Ltd. Class A	17,200	130,946
Youzu Interactive Co. Ltd. Class A (a)	252,200	405,894
YTO Express Group Co. Ltd. Class A	463,800	800,509
Yuexiu Property Co. Ltd.	3,038,600	2,474,915
Yuexiu Transport Infrastructure Ltd.	1,258	685
Yum China Holdings, Inc.	433,250	18,382,798
Yunda Holding Co. Ltd. Class A	488,088	511,352
Yuneng Technology Co. Ltd. Class A	11,355	195,156
Yunnan Aluminium Co. Ltd. Class A	226,800	389,222
Yunnan Baiyao Group Co. Ltd. Class A	37,100	256,083
Security Description	Shares	Value
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,600	$101,480
Yunnan Energy New Material Co. Ltd. Class A	36,683	292,718
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (a)	42,100	72,900
Yunnan Tin Co. Ltd. Class A	54,400	109,402
Yunnan Yuntianhua Co. Ltd. Class A	53,700	117,647
Yusys Technologies Co. Ltd. Class A	28,320	64,749
Yutong Heavy Industries Co. Ltd. Class A	125,800	169,604
Zai Lab Ltd. (a)	817,390	2,250,595
Zangge Mining Co. Ltd. Class A	63,200	224,909
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	523,361
Zhaojin Mining Industry Co. Ltd. Class H	824,500	1,025,273
Zhefu Holding Group Co. Ltd. Class A	1,926,200	919,737
Zhejiang Akcome New Energy Technology Co. Ltd. (a)	591,500	179,429
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A (a)	393,226	484,312
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	71,260	132,200
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	451,100	326,893
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	218,591
Zhejiang Chengchang Technology Co. Ltd. Class A	20,900	184,063
Zhejiang China Commodities City Group Co. Ltd. Class A	132,200	135,902
Zhejiang Chint Electrics Co. Ltd. Class A	173,400	523,809
Zhejiang Communications Technology Co. Ltd. Class A	617,240	316,396
Zhejiang Crystal-Optech Co. Ltd. Class A	457,100	869,187
Zhejiang Dafeng Industry Co. Ltd. Class A	81,500	155,890
Zhejiang Dahua Technology Co. Ltd. Class A	218,600	566,409
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	78,900	122,551

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Zhejiang Dingli Machinery Co. Ltd. Class A	35,000	$251,517
Zhejiang Expressway Co. Ltd. Class H	4,393,940	2,931,713
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	21,100	165,408
Zhejiang HangKe Technology, Inc. Co. Class A	100,873	332,626
Zhejiang Hechuan Technology Corp. Ltd. Class A	53,418	307,578
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	240,800	243,147
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	31,500	64,897
Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A (a)	242,950	218,364
Zhejiang Huayou Cobalt Co. Ltd. Class A	154,100	712,652
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	200,700	242,116
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	78,200	167,808
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	227,300	1,407,418
Zhejiang Jingu Co. Ltd. Class A (a)	470,500	474,425
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	237,720	424,655
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	398,100	276,187
Zhejiang Juhua Co. Ltd. Class A	448,500	1,038,644
Zhejiang Lante Optics Co. Ltd. Class A	82,626	270,252
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (e)	57,700	263,799
Zhejiang Meida Industrial Co. Ltd. Class A	210,100	298,305
Zhejiang Meorient Commerce & Exhibition, Inc. Class A (a)	49,850	258,120
Zhejiang Narada Power Source Co. Ltd. Class A (a)	160,700	292,034
Zhejiang NHU Co. Ltd. Class A	285,488	679,982
Security Description	Shares	Value
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	639,621	$322,478
Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	169,900	192,314
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	267,742	1,105,471
Zhejiang Semir Garment Co. Ltd. Class A	176,100	142,698
Zhejiang Shibao Co. Ltd. Class A (a)	127,800	239,784
Zhejiang Shuanghuan Driveline Co. Ltd. Class A	80,800	295,258
Zhejiang Songyuan Automotive Safety Systems Co. Ltd. Class A	133,600	548,427
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (a)	319,400	333,727
Zhejiang Supor Co. Ltd. Class A	24,277	180,732
Zhejiang Tiantie Industry Co. Ltd. Class A	174,800	143,363
Zhejiang Weiming Environment Protection Co. Ltd. Class A	491,941	1,105,392
Zhejiang Weixing New Building Materials Co. Ltd. Class A	206,600	419,839
Zhejiang XCC Group Co. Ltd. Class A	74,800	245,811
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	240,700	431,669
Zhejiang Xinneng Solar Photovoltaic Technology Co. Ltd. Class A	186,500	303,299
Zhejiang Yasha Decoration Co. Ltd. Class A	1,454,225	925,152
Zhejiang Yinlun Machinery Co. Ltd. Class A	92,400	242,270
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A (a)	53,200	154,805
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	38,500	135,225
Zhejiang Yongtai Technology Co. Ltd. Class A	255,860	417,534
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	123,800	135,714
Zhengzhou GL Tech Co. Ltd. Class A	74,400	223,077
Zheshang Securities Co. Ltd. Class A	225,000	329,572
Zhihu, Inc. ADR (a) (b)	366,820	343,490

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (e)	445,700	$1,018,280
Zhongji Innolight Co. Ltd. Class A	55,700	883,224
Zhonglu Co. Ltd. Class A (a)	2,000	3,368
Zhongsheng Group Holdings Ltd.	193,000	461,704
Zhuhai Bojay Electronics Co. Ltd. Class A (a)	64,000	343,342
Zhuhai Enpower Electric Co. Ltd. Class A	253,700	686,571
Zhuzhou CRRC Times Electric Co. Ltd. Class H	952,225	2,719,406
Zhuzhou Huarui Precision Cutting Tools Co. Ltd. Class A	28,210	311,829
Zhuzhou Kibing Group Co. Ltd. Class A	51,800	49,759
Zhuzhou Smelter Group Co. Ltd. Class A (a)	584,500	686,237
Zijin Mining Group Co. Ltd. Class A	918,600	1,607,415
Zijin Mining Group Co. Ltd. Class H	8,208,431	13,371,400
ZJAMP Group Co. Ltd. Class A	65,400	95,612
Zkteco Co. Ltd. Class A	35,200	163,627
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	2,080,200	1,907,663
ZTE Corp. Class H	1,679,945	3,752,072
ZTO Express Cayman, Inc. ADR	493,184	10,494,956
ZWSOFT Co. Ltd. Guangzhou Class A	10,428	145,775
		2,333,376,387
COLOMBIA — 0.2%
Almacenes Exito SA ADR (a) (b)	113,168	811,415
Banco Davivienda SA Preference Shares (c)	276,234	1,367,622
Banco de Bogota SA	68,528	485,746
Bancolombia SA	352,705	3,022,665
Bancolombia SA ADR	121,597	3,741,540
Bolsa de Valores de Colombia	288,633	856,809
Celsia SA ESP	125,995	96,269
Cementos Argos SA	128,174	202,154
Cementos Argos SA Preference Shares (c)	199,867	232,163
Corp. Financiera Colombiana SA	141,616	493,499
Ecopetrol SA	3,613,520	2,182,663
Empresa de Telecomunicaciones de Bogota (a)	4,282,794	105,025
Security Description	Shares	Value
Grupo Argos SA	67,913	$217,728
Grupo Argos SA Preference Shares (c)	255,023	556,916
Grupo Aval Acciones y Valores SA	3,537,905	427,398
Grupo de Inversiones Suramericana SA Preference Shares (c)	140,709	490,338
Grupo Nutresa SA	5,736	66,629
Interconexion Electrica SA ESP	540,972	2,161,654
Procaps Group SA (a) (b)	12,238	49,809
Sociedad Portafolio SA (a)	5,736	—
		17,568,042
CZECH REPUBLIC — 0.2%
CEZ AS	278,305	11,935,576
Komercni Banka AS	181,122	5,871,375
		17,806,951
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	3,384,171	4,817,178
EFG Holding S.A.E. (a)	3,186,837	1,036,688
Egypt Kuwait Holding Co. SAE	2,018,628	1,594,716
Orascom Investment Holding (a)	105,174	782
QALA For Financial Investments (a)	817,158	43,071
		7,492,435
GREECE — 0.5%
Alpha Services & Holdings SA (a)	1,093,469	1,858,959
Danaos Corp.	6,488	480,501
Diana Shipping, Inc.	68,569	203,650
Eurobank Ergasias Services & Holdings SA Class A (a)	4,464,668	7,940,353
FF Group (a) (f)	5,627	—
Fourlis Holdings SA	176	778
GEK Terna Holding Real Estate Construction SA	58,353	848,289
Hellenic Exchanges - Athens Stock Exchange SA	310,947	1,820,484
Hellenic Telecommunications Organization SA	256,846	3,660,052
Intralot SA-Integrated Information Systems & Gaming Services (a)	3,233,753	3,772,207
Jumbo SA	105,619	2,930,802
LAMDA Development SA (a)	27,821	207,751
MIG Holdings SA (a)	1,004	5,290
Mytilineos SA	4,441	180,041
National Bank of Greece SA (a)	449,851	3,125,677
OceanPal, Inc. (a)	2,077	4,569

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
OPAP SA	397,141	$6,742,848
Piraeus Financial Holdings SA (a)	774,447	2,737,578
Public Power Corp. SA (a)	70,718	871,804
Safe Bulkers, Inc. (b)	193,343	759,838
Sarantis SA	33,819	313,061
Star Bulk Carriers Corp.	77,841	1,654,900
Tsakos Energy Navigation Ltd.	34,176	759,391
United Maritime Corp.	924	2,282
		40,881,105
HONG KONG — 0.3%
Alibaba Pictures Group Ltd. (a)	22,972,400	1,412,138
C Fiber Optic (a) (f)	88,800	—
CA Cultural Technology Group Ltd. (a)	65,000	225
Chia Tai Enterprises International Ltd. (a)	2,300	280
China Common Rich Renewable Energy Investments Ltd. (a) (f)	856,000	—
China Financial Leasing Group Ltd. (a)	2,000	37
China High Speed Transmission Equipment Group Co. Ltd. (a) (b)	2,156,000	450,055
China Huishan Dairy Holdings Co. Ltd. (a) (f)	310,600	—
China Huiyuan Juice Group Ltd. (a) (f)	188,500	—
China Jicheng Holdings Ltd. (a) (e)	1,123	186
China National Culture Group Ltd. (a)	2,300	59
Chong Sing Holdings FinTech Group Ltd. (a) (f)	2,281,618	—
Citychamp Watch & Jewellery Group Ltd. (a)	4,424,000	651,542
Digital China Holdings Ltd.	2,221,000	659,882
Ding Yi Feng Holdings Group International Ltd. (a)	488,000	105,618
Eternity Investment Ltd. (a)	40,574	239
Feiyu Technology International Co. Ltd. (a) (e)	19,500	577
First Shanghai Investments Ltd. (a)	40,000	589
Fortior Technology Shenzhen Co. Ltd. Class A	28,775	509,663
Guotai Junan International Holdings Ltd.	1,843,000	141,614
Gushengtang Holdings Ltd. (b)	57,000	367,904
Hengdeli Holdings Ltd.	17,084,000	323,803
Security Description	Shares	Value
Hua Yin International Holdings Ltd. (a)	185,000	$3,909
Huabao International Holdings Ltd. (b)	1,799,651	573,875
Imperial Pacific International Holdings Ltd. (a)	1,043,500	8,553
IRC Ltd. (a)	44,000	603
King International Investment Ltd. (a)	8,800	92
Kingboard Laminates Holdings Ltd.	1,143,000	983,660
MH Development NPV (a) (f)	10,600	—
National Agricultural Holdings Ltd. (a) (b) (f)	72,000	—
New Provenance Everlasting Holdings Ltd. (a)	5,858,030	7,502
Nine Dragons Paper Holdings Ltd. (a)	3,101,735	1,529,308
Orient Overseas International Ltd. (b)	72,000	1,005,052
Ozner Water International Holding Ltd. (a) (f)	738,000	—
Pou Sheng International Holdings Ltd.	1,857,000	161,715
Productive Technologies Co. Ltd. (a)	1,618,000	95,316
SIM Technology Group Ltd. (a)	148,000	5,497
Sino Biopharmaceutical Ltd.	14,373,000	6,387,141
Sinopharm Tech Holdings Ltd. (a)	2,800	47
Skyworth Group Ltd.	867,005	330,878
Solargiga Energy Holdings Ltd.	148,000	2,862
SSY Group Ltd.	199,740	126,363
Star CM Holdings Ltd. (a)	27,200	41,591
Tech-Pro, Inc. (a) (b) (f)	484,000	—
Time Interconnect Technology Ltd.	1,088,000	185,315
TROOPS, Inc. (a)	46,069	135,443
United Energy Group Ltd. (b)	9,314,000	1,013,876
United Laboratories International Holdings Ltd.	168,000	150,819
Untrade Real Nutri (a) (f)	199,000	—
Untrade.Chi Ocean Ind (a) (f)	57,625	231
Vision Values Holdings Ltd. (a)	90,000	392
WH Group Ltd. (e)	8,837,721	5,704,275
Xinyi Electric Storage Holdings Ltd. (a)	13,475	3,451
		23,082,177

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	805,990	$6,582,923
OTP Bank Nyrt	263,378	12,026,895
Richter Gedeon Nyrt	173,643	4,391,190
		23,001,008
INDIA — 21.8%
360 ONE WAM Ltd.	45,176	385,371
3i Infotech Ltd. (a)	507,856	298,743
Aarti Drugs Ltd.	13,810	81,187
Aarti Industries Ltd.	171,007	1,334,949
Aarti Pharmalabs Ltd. (a)	32,085	194,502
Aavas Financiers Ltd. (a)	25,302	465,896
ABB India Ltd.	31,030	1,743,229
Action Construction Equipment Ltd.	25,120	250,298
Adani Energy Solutions Ltd. (a)	320,586	4,028,815
Adani Enterprises Ltd.	338,402	11,585,710
Adani Green Energy Ltd. (a)	449,328	8,623,296
Adani Ports & Special Economic Zone Ltd.	926,712	11,407,699
Adani Power Ltd. (a)	1,115,059	7,036,977
Adani Total Gas Ltd.	302,493	3,591,329
Adani Wilmar Ltd. (a)	150,755	642,958
Aditya Birla Capital Ltd. GDR (a)	285	570
Aditya Birla Fashion & Retail Ltd. (a)	335,348	901,502
Aegis Logistics Ltd.	62,924	266,097
Affle India Ltd. (a)	27,123	425,715
AGI Greenpac Ltd.	29,911	296,940
AIA Engineering Ltd.	30,196	1,338,819
Ajanta Pharma Ltd.	11,723	293,541
Alembic Pharmaceuticals Ltd.	27,068	247,020
Alkem Laboratories Ltd.	8,803	550,372
Alok Industries Ltd. (a)	3,265,454	837,812
Ambuja Cements Ltd.	539,838	3,379,269
Anant Raj Ltd.	1,289,087	4,571,475
Andhra Sugars Ltd.	88,054	117,933
Angel One Ltd.	50,130	2,101,136
Anup Engineering Limited	5,661	185,047
Apar Industries Ltd.	18,458	1,342,731
Apcotex Industries Ltd.	46,558	285,177
APL Apollo Tubes Ltd.	199,716	3,688,375
Apollo Hospitals Enterprise Ltd.	172,948	11,855,164
Aptus Value Housing Finance India Ltd.	118,418	455,023
Asahi India Glass Ltd.	69,693	482,913
Ashapura Minechem Ltd. (a)	263,583	1,333,535
Ashok Leyland Ltd.	1,338,538	2,920,330
Asian Paints Ltd.	475,405	19,438,109
Astral Ltd.	73,988	1,696,064
Security Description	Shares	Value
AstraZeneca Pharma India Ltd.	65,130	$4,325,577
Atul Ltd.	13,475	1,158,618
AU Small Finance Bank Ltd. (e)	276,567	2,616,982
AurionPro Solutions Ltd.	9,547	249,741
Aurobindo Pharma Ltd.	563,519	7,340,789
Avalon Technologies Ltd. (a) (e)	20,265	134,209
Avanti Feeds Ltd.	38,936	196,543
Avenue Supermarts Ltd. (a) (e)	174,957	8,583,776
Axis Bank Ltd.	2,759,219	36,550,295
Bajaj Auto Ltd.	97,165	7,936,847
Bajaj Finance Ltd.	330,854	29,134,793
Bajaj Finserv Ltd.	484,471	9,814,739
Bajaj Hindusthan Sugar Ltd. (a)	2,274,022	759,704
Bajaj Holdings & Investment Ltd.	28,219	2,602,569
Balkrishna Industries Ltd.	82,425	2,544,204
Balrampur Chini Mills Ltd.	740,985	3,654,892
Bandhan Bank Ltd. (e)	1,106,265	3,209,234
Barbeque Nation Hospitality Ltd. (a)	7,874	63,261
BASF India Ltd.	13,521	498,236
Bata India Ltd.	9,262	183,807
Bayer CropScience Ltd.	13,494	900,292
Berger Paints India Ltd.	229,233	1,665,659
Best Agrolife Ltd.	9,407	95,061
BF Investment Ltd. (a)	297,848	1,913,142
Bharat Dynamics Ltd.	29,497	606,981
Bharat Electronics Ltd.	3,562,261	7,885,337
Bharat Forge Ltd.	223,464	3,325,492
Bharat Heavy Electricals Ltd.	2,703,081	6,287,198
Bharat Petroleum Corp. Ltd.	817,570	4,427,609
Bharti Airtel Ltd.	3,231,908	40,089,233
Biocon Ltd.	633,250	1,899,817
Birlasoft Ltd.	342,115	2,964,438
Bombay Dyeing & Manufacturing Co. Ltd. (a)	168,955	312,678
Borosil Renewables Ltd. (a)	38,882	205,545
Bosch Ltd.	2,561	683,348
Brightcom Group Ltd. (a)	1,880,819	437,354
Britannia Industries Ltd.	228,991	14,690,565
Camlin Fine Sciences Ltd. (a)	85,612	139,714
Can Fin Homes Ltd.	158,642	1,482,543
Caplin Point Laboratories Ltd.	123,415	2,011,317
Carborundum Universal Ltd.	10,901	145,855
Care Ratings Ltd.	31,538	360,656
Cartrade Tech Ltd. (a)	30,750	263,734
Carysil Ltd.	32,839	324,429
Castrol India Ltd.	394,464	852,082

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Ceat Ltd.	15,204	$443,438
Central Bank of India Ltd. (a)	522,018	314,288
CG Power & Industrial Solutions Ltd.	787,873	4,302,288
Chalet Hotels Ltd. (a)	105,447	882,529
Chambal Fertilisers & Chemicals Ltd.	95,509	428,572
Chennai Petroleum Corp. Ltd.	68,494	572,884
Cholamandalam Investment & Finance Co. Ltd.	414,570	6,276,310
CIE Automotive India Ltd.	16,695	94,436
Cipla Ltd.	815,988	12,221,127
City Union Bank Ltd.	114,960	205,844
Coal India Ltd.	1,636,634	7,395,105
Coforge Ltd.	41,446	3,125,070
Colgate-Palmolive India Ltd.	86,984	2,644,316
Computer Age Management Services Ltd.	2,156	68,696
Container Corp. of India Ltd.	133,212	1,376,163
CORE Education & Technologies Ltd. (a) (f)	9,253	—
Coromandel International Ltd.	88,020	1,323,943
Craftsman Automation Ltd.	1,827	118,697
CreditAccess Grameen Ltd. (a)	57,974	1,112,297
Cressanda Solutions Ltd. (a)	933,260	284,979
CRISIL Ltd.	18,251	951,165
Crompton Greaves Consumer Electricals Ltd.	386,686	1,444,721
Cummins India Ltd.	42,720	1,008,246
Cyient Ltd.	36,052	993,497
D B Realty Ltd. (a)	80,734	180,069
Dabur India Ltd.	675,759	4,524,888
Dalmia Bharat Ltd.	24,278	663,800
Data Patterns India Ltd.	26,647	596,000
DCB Bank Ltd.	2,149,170	3,431,130
DCM Shriram Ltd.	38,875	480,438
Deepak Fertilisers & Petrochemicals Corp. Ltd.	54,683	446,460
Deepak Nitrite Ltd.	153,257	4,569,693
Delhivery Ltd. (a)	180,389	843,808
Delta Corp. Ltd.	252,656	443,138
Dhani Services Ltd. (a)	348,723	162,599
Dilip Buildcon Ltd. (e)	18,640	86,173
Dish TV India Ltd. (a)	2,578,682	567,092
Dishman Carbogen Amcis Ltd. (a)	161,983	332,769
Divi's Laboratories Ltd.	132,957	6,237,561
Dixon Technologies India Ltd.	37,214	2,936,715
DLF Ltd.	445,746	3,891,062
Dr Lal PathLabs Ltd. (e)	32,798	1,015,979
Security Description	Shares	Value
Dr Reddy's Laboratories Ltd. ADR	203,909	$14,187,988
Dwarikesh Sugar Industries Ltd.	150,579	157,249
Dynamatic Technologies Ltd.	2,955	181,560
Easy Trip Planners Ltd.	941,873	456,710
Edelweiss Financial Services Ltd.	627,956	587,480
Eicher Motors Ltd.	136,324	6,788,043
EID Parry India Ltd.	63,963	428,066
EKI Energy Services Ltd. (a)	38,889	198,292
Elecon Engineering Co. Ltd.	62,052	691,221
Elgi Equipments Ltd.	227,651	1,489,746
Emami Ltd.	72,993	494,507
Embassy Office Parks REIT	234,474	914,777
eMudhra Ltd.	26,284	142,611
Endurance Technologies Ltd. (e)	15,487	359,790
Epigral Ltd.	12,376	145,312
EPL Ltd.	122,357	296,873
Equitas Small Finance Bank Ltd. (e)	185,758	235,508
Era Infra Engineering Ltd. (a) (f)	2,941	—
Escorts Kubota Ltd.	63,685	2,283,021
Eureka Forbes Ltd. (a)	35,738	218,838
Exide Industries Ltd.	131,528	502,395
Fairchem Organics Ltd.	9,177	138,840
FDC Ltd. (a)	277,323	1,321,232
Federal Bank Ltd.	635,336	1,192,203
Fertilisers & Chemicals Travancore Ltd.	40,559	392,753
FIEM Industries Ltd.	5,287	133,281
Fine Organic Industries Ltd.	11,447	684,815
Finolex Cables Ltd.	22,371	287,428
Finolex Industries Ltd.	149,196	378,307
Firstsource Solutions Ltd.	44,545	98,952
Force Motors Ltd.	2,290	99,648
Fortis Healthcare Ltd.	801,565	4,037,987
FSN E-Commerce Ventures Ltd. (a)	543,332	1,135,781
Future Consumer Ltd. (a)	4,966,071	50,727
Gabriel India Ltd.	63,851	301,631
GAIL India Ltd.	5,090,251	9,915,785
Gammon India Ltd. (a) (f)	139,302	—
Garden Reach Shipbuilders & Engineers Ltd.	31,836	334,089
Gateway Distriparks Ltd.	1,937,626	2,416,975
GE T&D India Ltd. (a)	47,327	286,275
Genus Power Infrastructures Ltd.	55,995	156,114
Gitanjali Gems Ltd. (a) (f)	3,573	—
Gland Pharma Ltd. (a) (e)	17,279	399,615
Glenmark Pharmaceuticals Ltd.	131,511	1,349,582

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
GMM Pfaudler Ltd.	10,436	$202,152
Godawari Power & Ispat Ltd.	56,869	517,238
Godrej Consumer Products Ltd.	298,686	4,060,310
Godrej Industries Ltd. (a)	813,553	7,278,239
Godrej Properties Ltd. (a)	49,819	1,205,367
Gokaldas Exports Ltd.	73,095	725,471
Granules India Ltd.	611,989	2,981,850
Graphite India Ltd.	131,149	867,143
Grasim Industries Ltd.	349,329	8,961,831
Gravita India Ltd.	12,340	162,551
Great Eastern Shipping Co. Ltd.	12,769	149,888
Grindwell Norton Ltd.	17,959	502,661
GTL Infrastructure Ltd. (a)	10,652,985	166,425
GTL Ltd. (a)	604,798	64,685
Gujarat Ambuja Exports Ltd.	38,367	169,234
Gujarat Fluorochemicals Ltd.	22,565	1,003,122
Gujarat Gas Ltd.	147,698	819,127
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	44,277	400,529
Gujarat NRE Coke Ltd. (a) (f)	25,505	—
Gujarat State Petronet Ltd.	154,926	569,706
GVK Power & Infrastructure Ltd. (a)	5,212,109	629,484
Happiest Minds Technologies Ltd.	24,543	264,280
Havells India Ltd.	299,103	4,916,951
HBL Power Systems Ltd.	62,794	329,312
HCL Technologies Ltd.	1,540,909	27,148,478
HDFC Asset Management Co. Ltd. (e)	16,288	627,337
HDFC Bank Ltd.	5,864,047	120,450,314
HDFC Life Insurance Co. Ltd. (e)	941,225	7,314,779
HEG Ltd.	36,329	833,137
Hemisphere Properties India Ltd. (a)	202,836	373,430
Hero MotoCorp Ltd.	261,053	12,986,339
HFCL Ltd.	859,441	869,111
Himadri Speciality Chemical Ltd.	497,848	1,851,665
Himatsingka Seide Ltd. (a)	52,184	105,197
Hindalco Industries Ltd.	1,563,434	11,551,906
Hindustan Aeronautics Ltd.	76,782	2,587,273
Hindustan Construction Co. Ltd. (a)	5,421,103	1,863,196
Hindustan Oil Exploration Co. Ltd. (a)	145,175	317,780
Hindustan Petroleum Corp. Ltd. (a)	468,963	2,248,058
Hindustan Unilever Ltd.	1,132,730	36,262,470
Hindustan Zinc Ltd.	39,290	150,170
Security Description	Shares	Value
Hindware Home Innovation Ltd.	41,848	$255,925
Hitachi Energy India Ltd.	11,938	755,233
Hle Glascoat Ltd.	8,490	55,084
Honeywell Automation India Ltd.	1,849	818,736
ICICI Bank Ltd. ADR	2,946,156	70,236,359
ICICI Lombard General Insurance Co. Ltd. (e)	238,589	4,071,686
ICICI Prudential Life Insurance Co. Ltd. (e)	259,019	1,664,825
ICICI Securities Ltd. (e)	101,257	873,684
IDFC First Bank Ltd. (a)	1,227,623	1,311,510
IDFC Ltd.	648,390	986,839
IFB Industries Ltd. (a)	14,180	160,087
IFCI Ltd. (a)	1,701,947	596,197
IIFL Finance Ltd.	123,053	884,519
IIFL Securities Ltd.	65,108	114,859
India Cements Ltd. (a)	451,921	1,406,046
Indiabulls Enterprises Ltd. (a)	29,442	3,747
Indiabulls Housing Finance Ltd.	356,401	928,331
Indiabulls Real Estate Ltd. (a)	574,325	601,492
IndiaMart InterMesh Ltd. (e)	12,972	424,311
Indian Energy Exchange Ltd. (e)	291,105	587,711
Indian Hotels Co. Ltd.	1,497,642	7,889,217
Indian Oil Corp. Ltd.	2,901,375	4,527,419
Indian Overseas Bank (a)	509,400	265,065
Indian Railway Catering & Tourism Corp. Ltd.	117,697	1,255,274
Indian Railway Finance Corp. Ltd. (e)	1,042,491	1,244,644
Indo Count Industries Ltd.	58,584	216,732
Indraprastha Gas Ltd.	342,885	1,723,825
Indus Towers Ltd. (a)	961,533	2,300,018
IndusInd Bank Ltd.	412,894	7,933,747
Infibeam Avenues Ltd.	3,293,087	850,837
Info Edge India Ltd.	88,306	5,454,701
Infosys Ltd. ADR (b)	3,793,449	69,723,593
Inox Wind Ltd. (a)	201,771	1,211,760
Intellect Design Arena Ltd.	171,001	1,719,180
InterGlobe Aviation Ltd. (a) (e)	56,715	2,022,251
IOL Chemicals & Pharmaceuticals Ltd.	14,339	79,834
ION Exchange India Ltd.	62,855	424,654
Ipca Laboratories Ltd.	129,280	1,729,378
IRB Infrastructure Developers Ltd.	648,039	323,577
ITC Ltd.	2,645,210	14,689,298
IVRCL Ltd. (a) (f)	5,304,684	—
Jain Irrigation Systems Ltd. (a)	776,354	591,965

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Jaiprakash Associates Ltd. (a)	3,229,238	$768,370
Jaiprakash Power Ventures Ltd. (a)	13,048,844	2,187,516
Jammu & Kashmir Bank Ltd.	106,610	157,582
JB Chemicals & Pharmaceuticals Ltd.	40,880	798,134
JBM Auto Ltd.	26,942	474,062
Jet Airways India Ltd. (a)	232,351	160,832
Jindal Saw Ltd.	226,940	1,123,740
Jindal Stainless Ltd.	288,173	1,981,208
Jindal Steel & Power Ltd.	349,527	3,142,283
Jio Financial Services Ltd. (a)	2,784,889	7,796,066
JK Cement Ltd.	11,757	535,230
JK Paper Ltd.	45,058	220,271
JK Tyre & Industries Ltd.	112,210	537,090
JM Financial Ltd.	182,870	216,023
Johnson Controls-Hitachi Air Conditioning India Ltd. (a)	4,204	56,391
JSW Energy Ltd.	506,215	2,488,378
JSW Steel Ltd.	944,352	9,989,525
JTEKT India Ltd.	61,240	116,830
JTL Industries Ltd.	141,104	403,487
Jubilant Foodworks Ltd.	563,493	3,826,311
Jubilant Ingrevia Ltd.	86,172	526,681
Jubilant Pharmova Ltd.	93,206	610,947
Jupiter Wagons Ltd.	150,781	577,929
Just Dial Ltd. (a)	49,742	479,525
Jyoti Resins & Adhesives Ltd.	5,903	110,305
Kalyan Jewellers India Ltd.	76,736	326,535
Kansai Nerolac Paints Ltd.	18,745	75,069
Kaynes Technology India Ltd. (a)	22,007	690,395
KEI Industries Ltd.	173,354	6,769,376
Kirloskar Brothers Ltd.	26,885	286,914
Kirloskar Ferrous Industries Ltd.	40,591	270,237
Kirloskar Industries Ltd.	2,383	101,153
Kirloskar Oil Engines Ltd.	36,196	285,105
Kotak Mahindra Bank Ltd.	1,302,523	29,866,989
KPI Green Energy Ltd. (e)	35,849	632,359
KPIT Technologies Ltd.	284,020	5,166,979
L&T Finance Holdings Ltd.	113,375	224,873
L&T Technology Services Ltd. (e)	28,383	1,792,387
Lanco Infratech Ltd. (a) (f)	15,749,074	—
Larsen & Toubro Ltd. GDR	1,133,951	48,306,313
Laurus Labs Ltd. (e)	259,741	1,342,814
Laxmi Organic Industries Ltd.	24,232	84,536
Lemon Tree Hotels Ltd. (a) (e)	490,792	706,871
LIC Housing Finance Ltd.	484,947	3,124,244
Linde India Ltd.	45,218	3,064,861
Security Description	Shares	Value
Lloyds Engineering Works Ltd.	683,455	$340,028
Lloyds Metals & Energy Ltd. (a)	129,190	930,263
LTIMindtree Ltd. (e)	91,455	6,918,384
Lumax Auto Technologies Ltd.	73,490	340,453
Lupin Ltd.	294,919	4,688,685
LUX Industries Ltd.	78,366	1,224,266
Macrotech Developers Ltd. (e)	129,831	1,596,954
Magellanic Cloud Ltd.	21,167	116,628
Mahanagar Gas Ltd.	9,221	133,029
Mahanagar Telephone Nigam Ltd. (a)	872,102	352,661
Mahindra & Mahindra Financial Services Ltd.	841,863	2,799,339
Mahindra & Mahindra Ltd. GDR	1,456,463	30,731,369
Maithan Alloys Ltd.	16,808	240,505
MakeMyTrip Ltd. (a) (b)	53,846	2,529,685
Manappuram Finance Ltd.	530,815	1,097,177
Mangalore Refinery & Petrochemicals Ltd. (a)	276,430	442,315
Manpasand Beverages Ltd. (a) (f)	64,129	2,254
Marico Ltd.	358,749	2,364,679
Marksans Pharma Ltd.	2,282,203	4,418,295
Maruti Suzuki India Ltd.	181,096	22,420,746
Max Financial Services Ltd. (a)	173,424	1,988,836
Max Healthcare Institute Ltd.	602,032	4,964,858
Mazagon Dock Shipbuilders Ltd.	25,411	696,519
Metropolis Healthcare Ltd. (e)	21,336	430,278
Minda Corp. Ltd.	84,770	393,474
Morepen Laboratories Ltd. (a)	251,521	146,747
Motherson Sumi Wiring India Ltd.	1,669,926	1,239,193
Mphasis Ltd.	42,190	1,389,074
MRF Ltd.	4,640	7,225,341
Multi Commodity Exchange of India Ltd.	61,749	2,374,458
Muthoot Finance Ltd.	108,297	1,921,303
Natco Pharma Ltd.	5,907	57,594
National Aluminium Co. Ltd.	992,972	1,574,531
Navin Fluorine International Ltd.	55,976	2,591,960
Nazara Technologies Ltd. (a)	43,271	445,456
NCC Ltd.	495,467	992,854
Nestle India Ltd.	36,811	11,758,242
Network18 Media & Investments Ltd. (a)	369,089	387,435
Neuland Laboratories Ltd.	4,830	307,130

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
NHPC Ltd.	597,747	$464,039
NIIT Learning Systems Ltd.	138,533	729,592
NIIT Ltd.	136,854	188,390
Nippon Life India Asset Management Ltd. (e)	160,353	863,008
NMDC Ltd.	610,138	1,537,191
NMDC Steel Ltd. (a)	486,054	300,229
NTPC Ltd.	4,179,264	15,626,961
Nuvama Wealth Management Ltd. (a)	6,199	267,433
Oberoi Realty Ltd.	60,390	1,047,470
Oil & Natural Gas Corp. Ltd.	6,111,074	15,058,518
Oil India Ltd.	243,425	1,088,650
Olectra Greentech Ltd.	31,111	503,526
One 97 Communications Ltd. (a)	190,053	1,451,313
Opto Circuits India Ltd. (a)	3,157,839	68,307
Orient Electric Ltd.	154,916	422,505
Orissa Minerals Development Co. Ltd. (a)	13,446	1,146,268
Page Industries Ltd.	6,955	3,218,893
Paisalo Digital Ltd.	341,186	378,441
Patanjali Foods Ltd.	59,441	1,125,049
Patel Engineering Ltd. (a)	171,729	124,132
PB Fintech Ltd. (a)	228,428	2,181,374
PC Jeweller Ltd. (a)	215,145	120,741
PCBL Ltd.	217,241	656,706
Persistent Systems Ltd.	30,436	2,702,724
Petronet LNG Ltd.	896,031	2,397,456
Pfizer Ltd.	27,747	1,423,449
PG Electroplast Ltd. (a)	9,864	281,362
Phoenix Mills Ltd.	53,360	1,439,360
PI Industries Ltd.	57,028	2,409,515
Pidilite Industries Ltd.	182,241	5,946,163
Piramal Enterprises Ltd.	88,972	995,851
Piramal Pharma Ltd. (a)	393,642	656,829
PNB Housing Finance Ltd. (a) (e)	34,425	322,991
Poly Medicure Ltd.	6,601	118,188
Polycab India Ltd.	8,799	579,967
Poonawalla Fincorp Ltd.	170,266	891,191
Power Finance Corp. Ltd.	332,346	1,528,060
Power Grid Corp. of India Ltd.	4,384,277	12,497,340
Praj Industries Ltd.	91,012	608,105
Prakash Industries Ltd. (a)	414,470	832,788
Prestige Estates Projects Ltd.	102,850	1,457,089
Pricol Ltd. (a)	139,106	634,984
Prism Johnson Ltd. (a)	181,810	401,467
Procter & Gamble Health Ltd.	9,505	565,151
PS IT Infrastructure & Services Ltd. (a) (f)	620,932	67,903
PTC India Ltd.	1,398,317	3,193,585
Punj Lloyd Ltd. (a)	739,833	20,004
Quess Corp. Ltd. (a) (e)	123,143	773,882
Security Description	Shares	Value
Radico Khaitan Ltd.	187,208	$3,730,605
Rail Vikas Nigam Ltd.	344,249	751,059
Rain Industries Ltd.	278,882	517,120
Rajesh Exports Ltd.	229,886	1,012,630
Rajratan Global Wire Ltd.	16,098	150,971
Rallis India Ltd.	153,164	459,876
Ramkrishna Forgings Ltd.	85,088	742,045
Rategain Travel Technologies Ltd. (a)	75,852	663,413
RattanIndia Enterprises Ltd. (a)	1,055,047	966,755
RattanIndia Power Ltd. (a)	8,970,199	970,174
Raymond Ltd.	83,147	1,721,768
RBL Bank Ltd. (e)	390,378	1,310,271
REC Ltd.	449,514	2,230,183
Redington Ltd.	423,056	898,845
Redtape Ltd. (a)	67,473	381,095
Refex Industries Ltd.	44,370	320,776
REI Agro Ltd. (a) (f)	1,873,023	—
Relaxo Footwears Ltd.	68,342	742,029
Reliance Industries Ltd. GDR (e)	1,859,903	116,243,938
Reliance Infrastructure Ltd. (a)	529,007	1,333,742
Reliance Power Ltd. (a)	4,252,877	1,190,813
Religare Enterprises Ltd. (a)	155,889	399,493
ReNew Energy Global PLC Class A (a) (b)	80,554	617,044
Repco Home Finance Ltd.	66,418	313,199
Responsive Industries Ltd.	49,308	181,645
RITES Ltd.	75,209	454,072
Rolta India Ltd. (a)	1,732,841	56,225
Route Mobile Ltd.	30,141	579,014
Safari Industries India Ltd.	11,314	265,312
Saksoft Ltd.	24,938	95,885
Samvardhana Motherson International Ltd.	2,098,228	2,570,661
Sandur Manganese & Iron Ores Ltd.	9,823	343,140
Sanghvi Movers Ltd.	40,188	395,052
Sarda Energy & Minerals Ltd.	151,201	460,160
SBI Cards & Payment Services Ltd.	218,538	1,995,012
SBI Life Insurance Co. Ltd. (e)	343,429	5,912,441
Schaeffler India Ltd.	24,797	954,467
Schneider Electric Infrastructure Ltd. (a)	343,983	1,691,521
Sequent Scientific Ltd. (a)	1,095,508	1,497,517
Shankara Building Products Ltd.	70,177	601,888
Sharda Cropchem Ltd.	29,770	161,991
Share India Securities Ltd.	6,388	142,555
Shilpa Medicare Ltd. (a)	154,120	611,748
Shivalik Bimetal Controls Ltd.	22,455	148,564

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shree Cement Ltd.	6,700	$2,307,036
Shree Renuka Sugars Ltd. (a)	1,334,428	756,104
Shriram Finance Ltd.	224,835	5,547,806
Siemens Ltd.	181,954	8,800,352
Sintex Plastics Technology Ltd. (a)	102,157	1,350
SJS Enterprises Ltd. (a)	46,210	343,630
Sobha Ltd.	11,523	136,495
Solar Industries India Ltd.	7,365	595,431
Solara Active Pharma Sciences Ltd. (a)	117,991	512,084
Sona Blw Precision Forgings Ltd. (e)	257,292	1,992,756
Srei Infrastructure Finance Ltd. (a)	236,844	5,977
SRF Ltd.	115,061	3,428,099
Star Health & Allied Insurance Co. Ltd. (a)	26,165	168,142
State Bank of India GDR	248,295	19,168,374
Steel Authority of India Ltd.	1,391,196	2,067,223
Steel Strips Wheels Ltd.	126,965	395,479
Sterling & Wilson Renewable (a)	30,457	158,244
Sterlite Technologies Ltd.	223,873	384,180
Strides Pharma Science Ltd.	231,719	1,807,917
Subex Ltd. (a)	300,932	122,776
Sudarshan Chemical Industries Ltd.	70,503	465,141
Sumitomo Chemical India Ltd.	38,385	186,381
Sun Pharma Advanced Research Co. Ltd. (a)	293,783	1,012,537
Sun Pharmaceutical Industries Ltd.	1,507,502	22,816,222
Sun TV Network Ltd.	173,578	1,485,599
Sundaram Finance Ltd.	33,767	1,423,620
Sundram Fasteners Ltd.	85,793	1,287,610
Sunflag Iron & Steel Co. Ltd. (a)	64,703	162,780
Supreme Industries Ltd.	42,466	2,318,378
Suryoday Small Finance Bank Ltd. (a)	92,803	174,646
Suven Life Sciences Ltd. (a)	758,733	736,269
Suven Pharmaceuticals Ltd. (a)	523,723	4,549,092
Suzlon Energy Ltd. (a)	9,931,109	4,558,962
Swan Energy Ltd.	352,791	2,166,423
Symphony Ltd.	23,744	249,956
Syngene International Ltd. (e)	93,470	787,905
Syrma SGS Technology Ltd.	29,734	239,762
Tanla Platforms Ltd.	65,514	861,816
TARC Ltd. (a)	1,627,298	2,653,700
Tarsons Products Ltd. (a)	33,859	214,554
Tata Communications Ltd.	232,170	4,939,214
Security Description	Shares	Value
Tata Consultancy Services Ltd.	1,190,694	$54,279,234
Tata Consumer Products Ltd.	530,841	6,932,965
Tata Elxsi Ltd.	60,087	6,320,693
Tata Motors Ltd.	1,413,008	13,243,912
Tata Power Co. Ltd.	3,337,012	13,319,776
Tata Steel Ltd.	8,256,979	13,851,969
Tata Teleservices Maharashtra Ltd. (a)	828,477	912,468
TCNS Clothing Co. Ltd. (a) (e)	17,669	79,731
TeamLease Services Ltd. (a)	23,537	904,568
Tech Mahindra Ltd.	702,048	10,736,944
Technocraft Industries India Ltd. (a)	10,900	332,303
Tejas Networks Ltd. (a) (e)	270,019	2,822,076
Texmaco Rail & Engineering Ltd.	130,515	268,437
Thermax Ltd.	20,393	755,176
Thirumalai Chemicals Ltd.	46,135	121,722
Thyrocare Technologies Ltd. (e)	114,260	883,652
Tide Water Oil Co. India Ltd.	15,946	270,989
Timken India Ltd.	32,728	1,278,993
Titagarh Rail System Ltd.	75,745	949,842
Titan Co. Ltd.	429,987	18,992,002
Torrent Pharmaceuticals Ltd.	71,454	1,979,730
Torrent Power Ltd.	56,866	638,168
Trent Ltd.	176,733	6,488,236
Trident Ltd.	2,086,547	910,206
Triveni Turbine Ltd. (a)	20,450	104,236
Tube Investments of India Ltd.	102,032	4,342,571
TV18 Broadcast Ltd. (a)	431,687	261,978
TVS Motor Co. Ltd.	152,185	3,704,873
Ujjivan Financial Services Ltd.	113,117	768,103
UltraTech Cement Ltd.	138,148	17,436,726
Union Bank of India Ltd.	95,264	136,347
United Breweries Ltd.	121,972	2,616,615
United Spirits Ltd.	539,572	7,247,680
UNO Minda Ltd.	248,139	2,050,536
UPL Ltd.	583,124	4,115,180
Usha Martin Ltd.	339,458	1,209,323
UTI Asset Management Co. Ltd.	46,322	482,404
VA Tech Wabag Ltd. (a)	140,170	1,057,502
Vaibhav Global Ltd.	145,033	691,669
Vakrangee Ltd.	630,252	143,525
Vardhman Textiles Ltd.	69,277	321,477
Varun Beverages Ltd.	312,443	4,644,193
Vedanta Ltd.	1,162,099	3,610,710
Venky's India Ltd.	19,601	459,652

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Venus Pipes & Tubes Ltd. (e)	13,073	$220,028
Vesuvius India Ltd.	4,759	205,392
Videocon Industries Ltd. (a) (f)	1,170,924	—
Vinati Organics Ltd.	13,694	286,909
VIP Industries Ltd.	113,670	816,390
VL E-Governance & IT Solutions Ltd. (a)	60,356	43,736
V-Mart Retail Ltd. (a)	29,952	721,573
Vodafone Idea Ltd. (a)	10,305,567	1,981,512
Voltamp Transformers Ltd.	2,078	162,831
Voltas Ltd.	119,116	1,400,455
VST Industries Ltd.	32,305	1,322,559
Welspun Corp. Ltd.	154,916	1,020,471
Welspun Living Ltd.	265,494	460,869
Westlife Foodworld Ltd.	114,067	1,119,714
Wheels India Ltd.	11,591	96,710
Whirlpool of India Ltd.	6,430	105,618
Wipro Ltd. ADR (b)	2,360,469	13,147,812
WNS Holdings Ltd. ADR (a)	46,732	2,953,462
Wockhardt Ltd. (a)	198,953	1,014,564
Yes Bank Ltd. (a)	9,550,953	2,461,948
Zee Entertainment Enterprises Ltd. (a)	952,531	3,144,435
Zen Technologies Ltd.	28,685	273,910
Zensar Technologies Ltd.	84,597	620,801
Zomato Ltd. (a)	4,372,349	6,499,642
Zydus Lifesciences Ltd.	154,986	1,283,638
		1,809,593,532
INDONESIA — 2.2%
Adaro Energy Indonesia Tbk. PT	11,722,700	1,812,043
Adaro Minerals Indonesia Tbk. PT (a)	7,736,500	683,357
Alam Sutera Realty Tbk. PT (a)	15,149,700	161,366
Allo Bank Indonesia Tbk. PT (a)	1,418,200	118,820
Aneka Tambang Tbk. PT	3,402,000	376,723
Astra International Tbk. PT	26,462,351	9,710,481
Astrindo Nusantara Infrastructure Tbk. PT (a)	52,905,900	360,792
Avia Avian Tbk. PT	9,341,400	303,351
Bank Aladin Syariah Tbk. PT (a)	880,600	70,919
Bank Artha Graha Internasional Tbk. PT (a)	16,202,900	76,821
Bank BTPN Syariah Tbk. PT	971,700	106,655
Bank Central Asia Tbk. PT	60,168,248	36,733,229
Bank Danamon Indonesia Tbk. PT	5,377,118	970,864
Bank Ganesha Tbk. PT (a)	17,206,500	86,049
Bank Ina Perdana PT (a)	659,600	175,214
Bank Jago Tbk. PT (a)	4,621,900	870,527
Security Description	Shares	Value
Bank Mandiri Persero Tbk. PT	54,942,674	$21,588,828
Bank MNC Internasional Tbk. PT (a)	15,935,300	62,098
Bank Negara Indonesia Persero Tbk. PT	8,139,800	2,841,555
Bank Neo Commerce Tbk. PT (a)	7,669,833	217,188
Bank Pan Indonesia Tbk. PT (a)	4,142,000	325,506
Bank Rakyat Indonesia Persero Tbk. PT	83,579,367	31,076,955
Bank Raya Indonesia Tbk. PT (a)	44,400	894
Bank Syariah Indonesia Tbk. PT	1,343,114	151,784
Barito Pacific Tbk. PT	47,708,796	4,121,108
Bekasi Fajar Industrial Estate Tbk. PT (a)	9,632,800	85,711
Berkah Beton Sadaya Tbk. PT (a)	22,486,100	73,021
BFI Finance Indonesia Tbk. PT	3,695,200	289,194
Bukalapak.com Tbk. PT (a)	67,837,400	951,671
Bumi Resources Minerals Tbk. PT (a)	83,052,860	916,996
Bumi Resources Tbk. PT (a)	138,407,700	764,087
Bumi Serpong Damai Tbk. PT (a)	8,012,900	562,053
Chandra Asri Petrochemical Tbk. PT	5,516,156	1,880,874
Charoen Pokphand Indonesia Tbk. PT	8,798,000	2,871,335
Ciputra Development Tbk. PT	12,476,552	948,079
Citra Marga Nusaphala Persada Tbk. PT (a)	3,255,341	352,026
Dharma Polimetal Tbk. PT	2,899,700	267,427
Digital Mediatama Maxima Tbk. PT (a)	11,100	226
Elang Mahkota Teknologi Tbk. PT	29,717,100	1,138,734
Energi Mega Persada Tbk. PT (a)	9,043,800	129,222
FKS Food Sejahtera Tbk. PT (a)	74,000	692
Garuda Indonesia Persero Tbk. PT (a)	18,550,300	83,131
Global Mediacom Tbk. PT (a)	22,200	386
GoTo Gojek Tokopedia Tbk. PT (a)	868,072,800	4,848,624
Harum Energy Tbk. PT (a)	2,363,700	204,945
Indah Kiat Pulp & Paper Tbk. PT	1,693,800	915,820
Indo Tambangraya Megah Tbk. PT	68,500	114,115

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Indocement Tunggal Prakarsa Tbk. PT	1,153,300	$704,100
Indofood Sukses Makmur Tbk. PT	11,425,218	4,786,170
Indosat Tbk. PT	5,109,700	3,111,219
Indosterling Technomedia Tbk. PT (a)	594,000	1,929
Japfa Comfeed Indonesia Tbk. PT	2,319,500	177,763
Kalbe Farma Tbk. PT	41,885,661	4,379,809
Kawasan Industri Jababeka Tbk. PT (a)	10,319,331	89,809
Lippo Cikarang Tbk. PT (a)	7,400	385
Lippo Karawaci Tbk. PT (a)	82,957,930	522,629
Matahari Department Store Tbk. PT	724,300	94,083
Matahari Putra Prima Tbk. PT (a)	66,600	281
Mayora Indah Tbk. PT	12,306,407	1,990,190
MD Pictures Tbk. PT (a)	1,664,400	428,072
Medco Energi Internasional Tbk. PT	26,480,729	1,986,442
Media Nusantara Citra Tbk. PT	29,600	742
Mega Manunggal Property Tbk. PT (a)	62,900	1,217
Merdeka Copper Gold Tbk. PT (a)	12,818,668	2,247,867
Mitra Keluarga Karyasehat Tbk. PT	3,275,200	606,243
MNC Asia Holding Tbk. PT (a)	51,354,400	166,768
MNC Digital Entertainment Tbk. PT (a)	986,100	192,135
Modernland Realty Tbk. PT (a)	198,500	799
Multipolar Tbk. PT (a)	77,700	368
Net Visi Media Tbk. PT (a)	25,900	99
Pabrik Kertas Tjiwi Kimia Tbk. PT	697,538	330,716
Pakuwon Jati Tbk. PT	11,430,100	337,031
Pantai Indah Kapuk Dua Tbk. PT (a)	1,561,700	497,001
Perusahaan Gas Negara Tbk. PT	28,274,400	2,075,084
Petrindo Jaya Kreasi Tbk. PT (a)	1,541,800	1,344,331
Pollux Properties Indonesia Tbk. PT (a)	44,400	424
Quantum Clovera Investama Tbk. PT (a)	52,811,600	171,500
Samudera Indonesia Tbk. PT	8,981,100	186,657
Semen Indonesia Persero Tbk. PT	2,082,654	865,687
Sigmagold Inti Perkasa Tbk. PT (a) (f)	1,312,600	—
Security Description	Shares	Value
Smartfren Telecom Tbk. PT (a)	104,972,500	$340,886
Sumber Alfaria Trijaya Tbk. PT	17,629,800	3,354,895
Summarecon Agung Tbk. PT	10,124,411	378,096
Surya Citra Media Tbk. PT	22,295,900	246,172
Surya Esa Perkasa Tbk. PT	10,113,300	348,123
Telkom Indonesia Persero Tbk. PT	62,864,900	16,127,580
Tower Bersama Infrastructure Tbk. PT	1,048,000	142,256
Transcoal Pacific Tbk. PT	749,000	358,763
Trimegah Bangun Persada Tbk. PT	1,651,900	107,287
Unilever Indonesia Tbk. PT	6,774,600	1,553,182
United Tractors Tbk. PT	3,210,522	4,717,676
Vale Indonesia Tbk. PT	1,351,600	378,346
Wir Asia Tbk. PT (a)	7,880,200	55,275
		185,807,583
KUWAIT — 0.8%
A'ayan Leasing & Investment Co. KSCP	1,635,313	926,101
Agility Public Warehousing Co. KSC (a)	1,288,538	2,134,633
Ahli United Bank KSCP	17,427	14,860
Al Ahli Bank of Kuwait KSCP	266,628	202,195
Al Mazaya Holding Co. KSCP (a)	2,089,167	497,728
Alimtiaz Investment Group KSC (a)	633,617	116,515
Arabi Group Holding KSC (a)	252,529	421,635
Boubyan Bank KSCP	1,273,095	2,486,109
Boubyan Petrochemicals Co. KSCP	762,905	1,452,561
Burgan Bank SAK	433,677	242,774
Gulf Bank KSCP	2,375,598	2,172,638
Gulf Cables & Electrical Industries Group Co. KSCP	62,639	267,070
Heavy Engineering & Ship Building Co. KSCP Class B	197,152	526,166
Humansoft Holding Co. KSC	257,046	2,843,611
Integrated Holding Co. KCSC	504,615	837,603
Jazeera Airways Co. KSCP	66,009	298,410
Kuwait Finance House KSCP	5,717,982	13,511,001
Kuwait Projects Co. Holding KSCP (a)	452,605	154,674
Kuwait Real Estate Co. KSC	5,945,508	3,966,897
Mabanee Co. KPSC	646,787	1,774,586

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Mezzan Holding Co. KSCC	41,826	$78,275
Mobile Telecommunications Co. KSCP	1,186,882	1,958,500
National Bank of Kuwait SAKP	8,814,929	25,648,646
National Industries Group Holding SAK	2,211,648	1,468,434
National Investments Co. KSCP	2,789,368	2,169,761
Warba Bank KSCP	2,906,488	1,759,501
		67,930,884
MALAYSIA — 1.9%
Aeon Co. M Bhd.	9,428,648	2,236,611
AEON Credit Service M Bhd.	471,100	571,061
Alliance Bank Malaysia Bhd.	8,377,221	6,180,366
ATA IMS Bhd. (a)	887,700	58,922
Axiata Group Bhd.	3,315,938	1,717,504
Bahvest Resources Bhd. (a)	3,063,200	333,319
Bintulu Port Holdings Bhd.	94	105
Bursa Malaysia Bhd.	2,687,047	4,040,804
Capitaland Malaysia Trust REIT	3,322,104	404,870
Carlsberg Brewery Malaysia Bhd. Class B	729,820	3,062,226
CELCOMDIGI Bhd.	9,902,829	8,792,936
Chin Hin Group Bhd. (a)	530,400	407,467
CIMB Group Holdings Bhd.	7,459,179	9,496,452
D&O Green Technologies Bhd. (a)	427,200	336,554
Dagang NeXchange Bhd. (a)	3,741,600	325,711
Datasonic Group Bhd.	4,632,500	428,468
Dialog Group Bhd.	7,341,106	3,307,092
Frontken Corp. Bhd.	1,798,050	1,267,831
Gamuda Bhd.	2,294,080	2,291,584
GDEX Bhd.	1,565,000	66,415
Genetec Technology Bhd. (a)	473,700	243,293
Genting Bhd.	6,084,600	6,117,705
Genting Malaysia Bhd.	1,390,300	813,908
George Kent Malaysia Bhd.	615,900	62,327
Globetronics Technology Bhd.	1,386,100	488,679
Greatech Technology Bhd. (a)	444,000	463,809
Hartalega Holdings Bhd. (a)	2,095,500	1,231,306
Hextar Industries Bhd.	1,407,200	119,436
Hong Leong Bank Bhd.	173,500	713,634
IHH Healthcare Bhd.	2,315,000	3,037,965
IJM Corp. Bhd.	1,339,700	548,125
Inari Amertron Bhd.	2,573,400	1,685,731
IOI Corp. Bhd.	9,916,562	8,481,412
IOI Properties Group Bhd.	9,349,762	3,560,845
Karex Bhd.	3,657,700	581,093
Security Description	Shares	Value
KLCCP Stapled Group REIT	1,388,300	$2,142,121
KNM Group Bhd. (a)	6,686,621	130,968
Kossan Rubber Industries Bhd.	1,657,600	667,369
KPJ Healthcare Bhd.	3,505,680	1,098,624
Kuala Lumpur Kepong Bhd.	18,900	89,749
Lingkaran Trans Kota Holdings Bhd. (a)	672,300	74,619
Magni-Tech Industries Bhd.	341,300	138,897
Magnum Bhd.	7,469,643	1,771,907
Malayan Banking Bhd.	6,475,691	12,528,595
Malaysia Airports Holdings Bhd.	480,303	769,321
Malaysian Pacific Industries Bhd.	199,100	1,221,898
Malaysian Resources Corp. Bhd.	18,558,359	1,797,273
Maxis Bhd.	231,100	193,631
Mega First Corp. Bhd.	470,000	377,432
MISC Bhd.	255,400	405,194
MPHB Capital Bhd.	3,292,030	752,259
Muda Holdings Bhd.	417,900	130,054
My EG Services Bhd.	5,922,703	1,050,490
Oppstar Bhd.	334,500	95,363
OSK Holdings Bhd.	14,662,542	3,956,812
Padini Holdings Bhd.	400,700	306,084
Pavilion Real Estate Investment Trust	3,027,900	797,336
Pentamaster Corp. Bhd.	1,170,750	1,172,024
Petronas Chemicals Group Bhd.	2,610,100	4,067,098
Petronas Dagangan Bhd.	491,800	2,337,522
Petronas Gas Bhd.	272,200	1,030,747
PMB Technology Bhd. (a)	445,600	269,590
Pos Malaysia Bhd. (a)	2,051,600	221,010
PPB Group Bhd.	57,800	182,142
Press Metal Aluminium Holdings Bhd.	2,543,800	2,662,824
Public Bank Bhd.	17,785,200	16,604,681
Rapid Synergy Bhd. (a)	187,600	1,162,753
RHB Bank Bhd.	691,652	820,349
Sime Darby Bhd.	2,328,824	1,191,020
Sime Darby Plantation Bhd.	2,280,887	2,213,875
Sime Darby Property Bhd.	594,824	80,906
SKP Resources Bhd.	1,064,125	182,951
SP Setia Bhd. Group	372,063	64,777
Sports Toto Bhd.	4,953,821	1,595,572
Sunway Real Estate Investment Trust	3,251,900	1,089,864
Supermax Corp. Bhd.	2,940,668	601,573
Telekom Malaysia Bhd.	1,650,247	1,993,225
Tenaga Nasional Bhd.	2,331,000	5,093,197
TIME dotCom Bhd.	60,900	71,569
Top Glove Corp. Bhd. (a)	5,407,200	1,059,082
Uchi Technologies Bhd.	118,800	95,919
UEM Edgenta Bhd.	1,405,900	302,903
UEM Sunrise Bhd.	9,360,088	1,660,168

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
UMW Holdings Bhd.	683,100	$740,335
Unisem M Bhd.	215,400	155,163
Velesto Energy Bhd. (a)	1,354,163	67,782
ViTrox Corp. Bhd.	472,400	749,466
VS Industry Bhd.	8,180,400	1,450,931
WCT Holdings Bhd.	19,142,126	2,062,101
YTL Corp. Bhd.	3,735,970	1,536,667
YTL Power International Bhd.	1,200,000	663,330
		159,224,678
MEXICO — 2.8%
Alfa SAB de CV Class A (b)	5,525,262	4,450,357
America Movil SAB de CV Class B	23,500,740	21,843,081
Axtel SAB de CV (a) (b)	3,964,352	157,549
Betterware de Mexico SAPI de CV (b)	65,083	907,257
Cemex SAB de CV Series CPO (a) (b)	18,336,558	14,314,524
Coca-Cola Femsa SAB de CV	992,858	9,437,560
Consorcio ARA SAB de CV (b)	3,849,716	834,300
El Puerto de Liverpool SAB de CV Class C1 (b)	506,044	3,453,512
Fibra Uno Administracion SA de CV REIT	3,328,914	6,009,324
Fomento Economico Mexicano SAB de CV (b)	2,083,653	27,192,259
Gruma SAB de CV Class B	11,149	204,842
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	434,014	7,597,199
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	323,272	9,496,288
Grupo Bimbo SAB de CV Class A (b)	2,091,136	10,613,431
Grupo Elektra SAB de CV (b)	55,194	3,823,638
Grupo Financiero Banorte SAB de CV Class O	2,825,250	28,488,570
Grupo Financiero Inbursa SAB de CV Class O (a) (b)	2,999,968	8,274,735
Grupo Mexico SAB de CV Class B	3,558,703	19,791,470
Grupo Televisa SAB Series CPO (b)	3,953,694	2,647,547
Industrias CH SAB de CV Class B (a) (b)	290,343	3,325,970
Industrias Penoles SAB de CV (a) (b)	251,534	3,687,195
Kimberly-Clark de Mexico SAB de CV Class A	2,903,462	6,544,341
Nemak SAB de CV (a) (e)	2,608,790	637,774
Security Description	Shares	Value
Operadora De Sites Mexicanos SAB de CV (b)	2,775,755	$3,924,035
Orbia Advance Corp. SAB de CV (b)	130,025	288,851
Sare Holding SAB de CV Class B (a) (f)	1,493,393	—
Southern Copper Corp.	101,777	8,759,946
TV Azteca SAB de CV (a) (b)	7,680,384	226,767
Urbi Desarrollos Urbanos SAB de CV (a)	44,259	18,034
Vista Energy SAB de CV ADR (a) (b)	53,656	1,583,389
Wal-Mart de Mexico SAB de CV (b)	5,022,340	21,225,833
		229,759,578
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (b) (d)	445,698	6,792,437
Cia de Minas Buenaventura SAA ADR (d)	8,764	133,038
Credicorp Ltd.	83,800	12,564,134
Volcan Cia Minera SAA Class B (a)	10,871,445	916,084
		20,405,693
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	1,122,480	904,065
Alliance Global Group, Inc.	4,567,800	930,470
Ayala Corp.	190,290	2,340,180
Ayala Land, Inc.	11,038,010	6,866,988
Bank of the Philippine Islands	4,407,531	8,261,882
BDO Unibank, Inc.	3,969,551	9,354,879
Bloomberry Resorts Corp. (a)	1,770,400	314,596
Cebu Air, Inc. (a)	2,133,120	1,251,944
Cebu Holdings, Inc. (a)	7,536,864	890,881
Converge Information & Communications Technology Solutions, Inc. (a)	897,900	135,881
D&L Industries, Inc.	4,731,905	539,202
DoubleDragon Corp.	3,240,890	444,799
East West Banking Corp.	2,652,600	408,129
Filinvest Land, Inc.	97,832,000	1,042,364
First Philippine Holdings Corp.	549,535	620,243
Global Ferronickel Holdings, Inc.	4,378,449	162,882
GMA Holdings, Inc. PDR (a)	7,813,600	1,171,158
GT Capital Holdings, Inc.	22,827	243,213
JG Summit Holdings, Inc.	2,894,036	1,993,814
Jollibee Foods Corp.	235,700	1,070,067
Manila Electric Co.	21,880	157,655

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Megawide Construction Corp.	10,522,688	$585,280
Megaworld Corp.	15,365,300	546,630
Monde Nissin Corp. (e)	3,312,400	501,272
Nickel Asia Corp.	2,220,000	219,695
PLDT, Inc.	209,372	4,835,879
Puregold Price Club, Inc.	671,180	326,045
San Miguel Corp.	307,090	566,210
SM Investments Corp.	367,845	5,792,521
SM Prime Holdings, Inc.	12,313,490	7,315,825
Universal Robina Corp.	530,790	1,132,991
Vista Land & Lifescapes, Inc.	2,301,378	69,821
		60,997,461
POLAND — 1.1%
11 bit studios SA (a)	2,672	367,614
Allegro.eu SA (a) (e)	331,803	2,811,961
Asseco Poland SA	122,519	2,277,612
Bank Polska Kasa Opieki SA	306,991	11,870,553
Bioton SA (a)	37	34
CCC SA (a)	18,618	289,574
CD Projekt SA	62,690	1,833,391
Columbus Energy SA (a)	148	213
Datawalk SA (a)	4,532	41,836
Dino Polska SA (a) (e)	27,970	3,276,948
Eurocash SA	18,624	78,858
Getin Holding SA	2,910	458
Globe Trade Centre SA	636,672	684,881
InPost SA (a)	153,984	2,128,782
KGHM Polska Miedz SA	242,535	7,567,943
LPP SA	398	1,638,660
Mabion SA (a)	16,406	75,725
mBank SA (a)	37,428	5,092,245
Orange Polska SA	2,364,678	4,895,029
ORLEN SA	643,317	10,715,815
PGE Polska Grupa Energetyczna SA (a)	1,368,193	3,019,436
PlayWay SA	2,640	214,839
Polimex-Mostostal SA (a)	555	587
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,087,673	13,918,674
Powszechny Zaklad Ubezpieczen SA	699,501	8,408,777
Santander Bank Polska SA	54,787	6,824,254
Serinus Energy PLC (a)	222	145
Synthaverse SA (a)	629	683
TEN Square Games SA	37	907
		88,036,434
QATAR — 0.9%
Aamal Co.	964,564	222,531
Al Meera Consumer Goods Co. QSC	279,264	1,013,971
Alijarah Holding Co. QPSC	6,832,501	1,358,619
Security Description	Shares	Value
Baladna (a)	404,039	$133,274
Commercial Bank PSQC	2,234,914	3,652,221
Doha Bank QPSC	835,441	418,753
Estithmar Holding QPSC (a)	1,209,142	686,431
Ezdan Holding Group QSC (a)	685,178	160,709
Gulf International Services QSC	782,719	588,383
Gulf Warehousing Co.	113,308	96,690
Industries Qatar QSC	1,719,076	6,090,656
Lesha Bank LLC (a)	1,970,460	715,449
Mannai Corp. QSC	631,493	713,703
Masraf Al Rayan QSC	6,889,460	4,904,554
Mazaya Real Estate Development QPSC (a)	3,482,302	693,400
Medicare Group	540,912	809,511
Mesaieed Petrochemical Holding Co.	5,294,473	2,573,803
Ooredoo QPSC	1,873,599	5,608,962
Qatar Aluminum Manufacturing Co.	2,058,492	792,076
Qatar Electricity & Water Co. QSC	372,810	1,851,251
Qatar Fuel QSC	323,019	1,450,525
Qatar Gas Transport Co. Ltd.	1,462,269	1,389,577
Qatar Insurance Co. SAQ (a)	2,056,840	1,468,203
Qatar International Islamic Bank QSC	673,847	1,950,658
Qatar Islamic Bank SAQ	1,418,616	8,143,113
Qatar National Bank QPSC	5,052,494	22,272,048
Qatar National Cement Co. QSC	188,769	204,737
Qatar Navigation QSC	333,207	878,546
Qatari Investors Group QSC	1,909,918	850,310
United Development Co. QSC	744,575	212,064
Vodafone Qatar QSC	3,643,422	1,881,251
Widam Food Co. (a)	146,121	94,110
		73,880,089
ROMANIA — 0.0% (g)
NEPI Rockcastle NV	339,192	2,344,065
RUSSIA — 0.0%
Gazprom PJSC ADR (a) (f)	4,907,694	—
HeadHunter Group PLC ADR (a) (f)	3,200	—
LUKOIL PJSC (f)	340,951	—
Mechel PJSC ADR (a) (f)	217,515	—
MMC Norilsk Nickel PJSC ADR (a) (f)	615,616	—
Mobile TeleSystems PJSC ADR (a) (f)	702,117	—
Novatek PJSC GDR (a) (f)	92,440	—
Novolipetsk Steel PJSC GDR (a) (f)	47,918	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Novorossiysk Commercial Sea Port PJSC (f)	5,589,825	$—
Rosneft Oil Co. PJSC (f)	1,683,986	—
Rostelecom PJSC (f)	781,704	—
Rostelecom PJSC ADR (a) (b) (f)	5,355	—
Sberbank of Russia PJSC (f)	8,602,924	—
Severstal PAO GDR (a) (f)	486,985	—
Sistema PJSFC GDR (a) (f)	198,224	—
Surgutneftegas PJSC ADR (a) (f)	1,315,893	—
Tatneft PJSC ADR (a) (f)	291,793	—
TCS Group Holding PLC GDR (a) (f)	43,856	—
VK IPJSC GDR (a) (f)	52,451	—
VTB Bank PJSC (a) (f)	5,954,520,000	—
X5 Retail Group NV GDR (a) (f)	55,357	—
Yandex NV Class A (a) (f)	228,523	—
		—
SAUDI ARABIA — 4.4%
Abdul Mohsen Al-Hokair Tourism & Development Co. (a)	2,085,577	1,229,100
Abdullah Al Othaim Markets Co.	817,845	2,857,005
ACWA Power Co.	117,174	8,030,325
Advanced Petrochemical Co.	70,594	742,649
Al Hammadi Holding	284,766	4,533,475
Al Jouf Agricultural Development Co.	66,709	877,001
Al Khaleej Training & Education Co. (a)	397,385	2,606,846
Al Rajhi Bank	2,030,526	47,108,203
Al Rajhi Co. for Co-operative Insurance (a)	40,745	776,871
Al Rajhi REIT	462,815	1,095,946
Aldrees Petroleum & Transport Services Co.	53,708	2,532,153
Al-Etihad Cooperative Insurance Co. (a)	409,089	2,005,082
Alinma Bank	551,218	5,695,919
Almarai Co. JSC	136,123	2,040,030
Alujain Corp. (a)	80,450	851,697
Amana Cooperative Insurance Co. (a)	59,874	199,899
Arabian Cement Co.	59,588	548,210
Bank AlBilad	426,359	5,110,623
Banque Saudi Fransi	482,031	5,141,664
Basic Chemical Industries Ltd.	318,125	2,786,775
Batic Investments & Logistic Co. (a)	3,937,573	2,194,541
Bawan Co.	396,568	4,737,666
Security Description	Shares	Value
Bupa Arabia for Cooperative Insurance Co.	43,730	$2,486,196
Buruj Cooperative Insurance Co. (a)	197,880	1,011,035
Catrion Catering Holding Co.	12,480	420,659
City Cement Co.	112,398	630,628
Co. for Cooperative Insurance	51,029	1,774,448
Dallah Healthcare Co.	103,946	4,756,569
Dar Al Arkan Real Estate Development Co. (a)	328,792	1,220,476
Derayah REIT	447,947	993,845
Dr Sulaiman Al Habib Medical Services Group Co.	76,728	5,806,775
Eastern Province Cement Co.	167,900	1,699,148
Elm Co.	18,178	3,950,685
Etihad Etisalat Co.	373,748	4,923,507
Fawaz Abdulaziz Al Hokair & Co. (a)	22,073	103,596
Fitaihi Holding Group	2,345,575	1,932,754
Gulf Insurance Group	200,654	1,409,929
Hail Cement Co.	147,607	476,279
Herfy Food Services Co.	65,279	558,788
Jadwa REIT Saudi Fund	214,547	755,205
Jarir Marketing Co.	620,325	2,587,169
Jazan Energy & Development Co. (a)	179,209	718,748
Leejam Sports Co. JSC	84,213	4,540,765
Malath Cooperative Insurance Co. (a)	287,114	1,318,428
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	128,506	488,665
Methanol Chemicals Co. (a)	338,466	1,814,178
Middle East Healthcare Co. (a)	75,545	1,784,877
Mobile Telecommunications Co. Saudi Arabia	770,854	2,902,522
Mouwasat Medical Services Co.	160,820	4,794,580
Musharaka Real Estate Income Fund REIT	365,849	563,895
Najran Cement Co.	132,896	401,169
Nama Chemicals Co. (a)	176,407	1,486,523
National Co. for Glass Industries	275,058	2,845,933
National Co. for Learning & Education	151,791	4,849,217
National Gas & Industrialization Co.	41,662	745,472
National Medical Care Co.	93,191	4,334,003
Qassim Cement Co.	102,799	1,746,212
Rabigh Refining & Petrochemical Co. (a)	77,949	216,594

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Red Sea International Co. (a)	156,282	$961,030
Riyad Bank	1,629,198	12,403,627
Riyad REIT Fund	195,674	459,182
SABIC Agri-Nutrients Co.	227,956	8,400,938
Sahara International Petrochemical Co.	245,817	2,232,018
Saudi Advanced Industries Co.	267,154	2,030,370
Saudi Arabian Amiantit Co. (a)	50,146	732,800
Saudi Arabian Mining Co. (a)	1,254,462	14,769,199
Saudi Arabian Oil Co. (e)	2,655,100	23,400,281
Saudi Automotive Services Co.	360,544	7,143,578
Saudi Awwal Bank	144,623	1,450,087
Saudi Basic Industries Corp.	850,206	18,885,909
Saudi Cement Co.	87,599	1,226,386
Saudi Ceramic Co.	276,727	2,010,883
Saudi Chemical Co. Holding	2,574,766	2,938,666
Saudi Co. For Hardware CJSC (a)	68,335	698,839
Saudi Electricity Co.	568,635	2,875,019
Saudi Industrial Investment Group	121,697	720,446
Saudi Kayan Petrochemical Co. (a)	326,547	945,680
Saudi National Bank	2,913,248	30,064,719
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	221,655	2,228,372
Saudi Printing & Packaging Co. (a)	156,050	645,007
Saudi Public Transport Co. (a)	409,482	2,234,134
Saudi Reinsurance Co. (a)	713,245	3,530,087
Saudi Research & Media Group (a)	44,423	2,023,320
Saudi Tadawul Group Holding Co.	16,679	816,604
Saudi Telecom Co.	1,777,515	19,173,462
Saudi Vitrified Clay Pipe Co. Ltd. (a)	56,759	731,813
Saudia Dairy & Foodstuff Co.	18,941	1,681,961
Savola Group	159,655	1,590,164
Southern Province Cement Co.	112,743	1,283,767
Sustained Infrastructure Holding Co.	267,579	2,137,064
Tabuk Cement Co. (a)	254,912	921,762
Takween Advanced Industries Co. (a)	298,309	1,215,510
Umm Al-Qura Cement Co. (a)	489,603	2,219,534
United Electronics Co.	99,527	2,338,221
Security Description	Shares	Value
United International Transportation Co.	124,317	$2,608,999
Walaa Cooperative Insurance Co. (a)	114,522	575,359
Yamama Cement Co.	120,245	1,101,444
Yanbu Cement Co.	151,945	1,395,868
Yanbu National Petrochemical Co.	161,832	1,639,898
		363,193,159
SINGAPORE — 0.0% (g)
Aslan Pharmaceuticals Ltd. ADR (a)	185	97
Grindrod Shipping Holdings Ltd. (b)	33,283	363,997
Guan Chong Bhd.	4,702,466	1,872,799
Riverstone Holdings Ltd.	735,200	392,932
		2,629,825
SOUTH AFRICA — 2.9%
Absa Group Ltd.	813,924	7,286,261
Adcock Ingram Holdings Ltd.	240,460	790,247
Adcorp Holdings Ltd.	915,043	158,616
African Rainbow Minerals Ltd.	250,799	2,742,846
Alexander Forbes Group Holdings Ltd.	1,057,260	381,568
Altron Ltd. Class A	264,613	148,314
Anglo American Platinum Ltd.	68,662	3,619,421
ArcelorMittal South Africa Ltd. (a)	6,098	547
Ascendis Health Ltd. (a)	3,151	134
Aspen Pharmacare Holdings Ltd.	321,238	3,574,678
Astral Foods Ltd.	34,452	276,125
Aveng Ltd. (a)	74	34
Barloworld Ltd.	389,193	1,681,271
Bid Corp. Ltd.	280,761	6,550,194
Bidvest Group Ltd.	310,610	4,285,102
Blue Label Telecoms Ltd. (a)	2,370,859	503,018
Capitec Bank Holdings Ltd.	79,247	8,781,023
Clicks Group Ltd.	112,280	1,999,766
Coronation Fund Managers Ltd. (b)	1,223,805	2,085,237
Curro Holdings Ltd.	286,231	182,343
Discovery Ltd.	417,588	3,280,877
EOH Holdings Ltd. (a)	950	74
FirstRand Ltd.	5,039,470	20,257,085
Foschini Group Ltd. (b)	480,701	2,916,669
Gold Fields Ltd.	951,623	14,454,783
Grindrod Ltd.	2,486,298	1,558,057
Group Five Ltd. (a) (f)	219,472	—
Growthpoint Properties Ltd. REIT	1,915,364	1,223,319

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Harmony Gold Mining Co. Ltd.	545,599	$3,567,912
Impala Platinum Holdings Ltd. (b)	968,414	4,833,200
Investec Ltd.	431,976	2,966,609
Invicta Holdings Ltd.	255,130	396,210
Kumba Iron Ore Ltd.	91,486	3,075,530
Lesaka Technologies, Inc. (a) (b)	72,823	235,947
Lewis Group Ltd.	206,315	485,115
Life Healthcare Group Holdings Ltd.	289,322	290,627
Momentum Metropolitan Holdings	2,699,215	3,230,940
Motus Holdings Ltd.	294,073	1,632,176
Mr Price Group Ltd.	364,002	3,121,211
MTN Group Ltd.	1,153,408	7,284,682
MultiChoice Group (a)	657,738	2,914,009
Murray & Roberts Holdings Ltd. (a)	13,629	1,110
Naspers Ltd. Class N	244,003	41,735,687
Nedbank Group Ltd.	507,839	6,004,649
Netcare Ltd.	2,805,795	2,184,800
Ninety One Ltd.	283,855	666,972
Northam Platinum Holdings Ltd.	104,669	803,755
Old Mutual Ltd. (b)	3,853,083	2,706,462
OUTsurance Group Ltd.	907,774	2,094,768
PPC Ltd. (a)	2,310,594	504,130
Redefine Properties Ltd. REIT	1,129,070	237,699
Remgro Ltd.	737,527	6,552,748
Sanlam Ltd.	1,485,107	5,912,005
Sappi Ltd. (b)	688,118	1,663,148
Sasol Ltd.	634,742	6,431,242
Shoprite Holdings Ltd.	524,704	7,891,720
Sibanye Stillwater Ltd.	3,220,872	4,385,494
Standard Bank Group Ltd.	1,323,613	15,061,865
Sun International Ltd.	693,657	1,555,157
Telkom SA SOC Ltd. (a) (b)	638,106	1,037,718
Thungela Resources Ltd.	106,867	898,764
Tiger Brands Ltd. (b)	220,332	2,425,188
Truworths International Ltd.	776,548	3,157,148
Vodacom Group Ltd.	534,730	3,099,460
Wilson Bayly Holmes-Ovcon Ltd. (a)	222,726	1,584,019
Woolworths Holdings Ltd.	534,054	2,108,473
		243,475,958
TAIWAN — 18.4%
Ability Opto-Electronics Technology Co. Ltd.	66,000	372,037
Accton Technology Corp.	412,000	7,020,935
Acer, Inc.	6,083,701	10,664,639
ADATA Technology Co. Ltd.	133,504	448,051
Adimmune Corp. (a)	546,505	590,301
Security Description	Shares	Value
Advanced Energy Solution Holding Co. Ltd.	20,000	$490,706
Advanced Power Electronics Corp.	28,000	89,044
Advancetek Enterprise Co. Ltd.	4,777,456	6,008,693
Advantech Co. Ltd.	116,840	1,416,219
AGV Products Corp. (b)	11,633,415	4,567,624
AIC, Inc.	23,000	330,493
Airmate Cayman International Co. Ltd.	583	313
Alchip Technologies Ltd. (b)	64,000	6,829,475
Alcor Micro Corp.	186,000	706,049
Alexander Marine Co. Ltd.	23,000	285,528
ALI Corp. (a) (b)	253,000	255,964
All Ring Tech Co. Ltd.	50,000	229,713
Amazing Microelectronic Corp.	56,178	221,487
Analog Integrations Corp.	57,000	400,238
Andes Technology Corp.	9,000	140,760
Anpec Electronics Corp.	38,000	274,254
AP Memory Technology Corp.	87,000	1,329,499
APCB, Inc.	2,322,000	1,619,094
ARBOR Technology Corp.	75,000	116,567
Arcadyan Technology Corp.	37,169	206,491
ASE Technology Holding Co. Ltd.	4,520,787	19,885,836
Asia Vital Components Co. Ltd. (b)	249,000	2,730,112
ASIX Electronics Corp.	81,000	351,021
ASMedia Technology, Inc.	19,000	1,123,638
ASolid Technology Co. Ltd.	59,000	221,078
ASPEED Technology, Inc.	26,200	2,663,495
Asustek Computer, Inc.	887,050	14,148,058
Auden Techno Corp.	24,000	119,646
Audix Corp.	2,035,657	4,191,966
AUO Corp. ADR (b)	1,130,387	6,711,108
AURAS Technology Co. Ltd.	19,000	218,227
Bank of Kaohsiung Co. Ltd. (a)	5,113,264	2,040,940
Baotek Industrial Materials Ltd. (a)	117,000	224,923
Basso Industry Corp. (b)	4,384,905	5,900,737
BioGend Therapeutics Co. Ltd. (a)	101,000	125,878
Biostar Microtech International Corp. (a) (b)	2,600,384	2,067,394
Bizlink Holding, Inc.	30,027	261,228
Bora Pharmaceuticals Co. Ltd.	43,000	895,293
Brave C&H Supply Co. Ltd.	38,000	196,869
Brillian Network & Automation Integrated System Co. Ltd.	28,000	117,691
BRIM Biotechnology, Inc. (a)	45,659	44,557

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Browave Corp.	32,000	$92,172
C Sun Manufacturing Ltd.	2,394,139	4,836,566
Career Technology MFG. Co. Ltd.	102,958	74,475
Carnival Industrial Corp.	2,139,984	833,248
Catcher Technology Co. Ltd.	1,376,673	8,702,190
Cathay Financial Holding Co. Ltd.	12,502,960	18,638,029
Cathay No. 1 REIT	2,278,000	1,260,339
Center Laboratories, Inc. (b)	2,230,895	3,220,171
Century Iron & Steel Industrial Co. Ltd.	109,000	619,752
Chailease Holding Co. Ltd.	2,289,502	14,397,741
Champion Building Materials Co. Ltd. (a)	2,110,700	787,459
Champion Microelectronic Corp.	126,000	300,933
Chang Hwa Commercial Bank Ltd.	15,722,504	9,170,030
Chang Wah Electromaterials, Inc.	74,310	84,502
Channel Well Technology Co. Ltd.	102,000	279,839
Charoen Pokphand Enterprise	1,990,329	6,232,242
Chenbro Micom Co. Ltd.	25,000	221,160
Cheng Loong Corp.	2,253,000	2,183,958
Cheng Shin Rubber Industry Co. Ltd.	485,850	710,795
Chenming Electronic Technology Corp.	110,000	168,098
Chieftek Precision Co. Ltd.	37,510	78,099
China Airlines Ltd. (b)	4,265,761	3,009,196
China Chemical & Pharmaceutical Co. Ltd.	4,573,000	3,628,242
China Development Financial Holding Corp. (a) (b)	26,009,968	10,636,031
China Motor Corp.	112,000	412,375
China Steel Chemical Corp.	2,067,757	7,983,878
China Steel Corp.	16,483,298	14,501,199
Chinese Maritime Transport Ltd.	58,000	96,004
Chip Hope Co. Ltd. (a)	43,000	121,334
Chipbond Technology Corp.	66,000	155,481
CHO Pharma, Inc. (a)	57,449	129,721
Chroma ATE, Inc.	250,000	1,735,065
Chun Yuan Steel Industry Co. Ltd.	187,000	113,941
Chung Hung Steel Corp.	390,000	331,031
Chung Hwa Pulp Corp. (b)	3,925,589	3,012,255
Chung-Hsin Electric & Machinery Manufacturing Corp.	159,000	603,558
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	457,169	855,037
Chunghwa Telecom Co. Ltd.	4,624,561	18,082,055
Security Description	Shares	Value
CMC Magnetics Corp. (a) (b)	2,084,736	$781,169
Compal Electronics, Inc.	8,143,774	10,574,262
CTBC Financial Holding Co. Ltd.	29,554,708	27,300,825
Cub Elecparts, Inc.	164	719
CyberPower Systems, Inc.	44,000	291,035
Da-Li Development Co. Ltd.	2,789,900	3,168,017
Darfon Electronics Corp.	76,000	134,217
Delta Electronics, Inc.	2,330,463	23,805,417
Dimerco Express Corp.	516,389	1,393,168
Drewloong Precision, Inc.	21,000	119,060
Dynamic Holding Co. Ltd.	221,000	622,880
E Ink Holdings, Inc.	662,000	4,249,328
E&R Engineering Corp.	108,000	229,791
E.Sun Financial Holding Co. Ltd.	11,995,241	10,083,812
eChem Solutions Corp.	32,047	430,732
Eclat Textile Co. Ltd.	71,854	1,315,780
Egis Technology, Inc.	43,000	167,430
EirGenix, Inc. (a)	131,485	430,565
Elan Microelectronics Corp.	34,400	182,141
E-Lead Electronic Co. Ltd.	101,000	213,910
Elite Material Co. Ltd. (b)	246,000	3,061,925
Elite Semiconductor Microelectronics Technology, Inc.	540,175	1,724,871
eMemory Technology, Inc.	54,000	4,310,780
Emerging Display Technologies Corp.	128,000	125,954
Energenesis Biomedical Co. Ltd. (a)	73,131	143,924
Ennostar, Inc. (a)	564,590	851,746
Episil Technologies, Inc.	146,978	345,290
Episil-Precision, Inc.	67,580	136,083
Eris Technology Corp.	24,860	217,491
Etron Technology, Inc.	236,645	416,377
Eva Airways Corp.	2,485,110	2,546,609
Ever Fortune AI Co. Ltd.	101,000	317,574
Ever Supreme Bio Technology Co. Ltd.	45,000	286,652
Evergreen International Storage & Transport Corp.	127,000	131,177
Evergreen Marine Corp. Taiwan Ltd. (b)	1,692,400	7,913,178
Excelliance Mos Corp.	35,000	150,535
Excelsior Medical Co. Ltd.	85,827	247,214
EZconn Corp. (b)	58,000	132,855
Far Eastern New Century Corp.	9,438,236	9,594,922
Faraday Technology Corp.	186,000	2,163,601
Feng TAY Enterprise Co. Ltd.	171,343	977,013
FIC Global, Inc.	79,000	152,128
First Financial Holding Co. Ltd.	5,517,493	4,925,932

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Fitipower Integrated Technology, Inc.	42,465	$356,291
FocalTech Systems Co. Ltd.	137,000	502,191
FOCI Fiber Optic Communications, Inc.	123,645	279,194
Forcecon Tech Co. Ltd.	61,000	322,983
Formosa Chemicals & Fibre Corp.	6,773,224	13,749,266
Formosa Petrochemical Corp.	549,000	1,443,583
Formosa Plastics Corp.	6,449,922	16,644,689
Fortune Electric Co. Ltd.	167,000	1,779,345
Fositek Corp.	54,058	673,732
Founding Construction & Development Co. Ltd.	5,173,059	4,079,048
Foxconn Technology Co. Ltd. (b)	2,389,223	4,133,779
Froch Enterprise Co. Ltd.	117,000	75,292
Fubon Financial Holding Co. Ltd.	11,130,080	23,500,079
Fullerton Technology Co. Ltd.	2,159,000	1,579,301
Fwusow Industry Co. Ltd.	2,440,204	1,534,544
Galaxy Software Services Corp.	61,000	271,305
General Interface Solution Holding Ltd.	38,000	81,719
Genesys Logic, Inc.	64,000	250,240
Genius Electronic Optical Co. Ltd.	22,665	310,540
Giant Manufacturing Co. Ltd.	87,358	523,741
Gigabyte Technology Co. Ltd.	390,000	3,380,199
Gigastorage Corp. (a)	170,894	91,599
Global Unichip Corp.	76,000	4,308,825
Globalwafers Co. Ltd.	133,000	2,543,816
Gold Circuit Electronics Ltd. (b)	241,000	1,711,865
Golden Biotechnology Corp. (a)	103,339	132,160
Gongwin Biopharm Holdings Co. Ltd. (a)	25,536	153,513
Grand Process Technology Corp.	27,000	524,332
Grape King Bio Ltd.	73,664	374,435
Great Wall Enterprise Co. Ltd.	2,426,216	4,624,677
Group Up Industrial Co. Ltd.	18,000	90,321
Gudeng Precision Industrial Co. Ltd.	37,769	455,953
Hai Kwang Enterprise Corp. (a)	3,900	2,789
Handa Pharmaceuticals, Inc. (a)	50,029	299,126
HannStar Display Corp. (a)	2,377,500	917,984
HD Renewable Energy Co. Ltd.	30,000	127,564
Security Description	Shares	Value
Himax Technologies, Inc. ADR (b)	135,494	$822,449
Hiwin Technologies Corp.	64,488	493,791
Hocheng Corp.	4,185,348	2,475,165
Holy Stone Enterprise Co. Ltd.	59,850	189,161
Hon Hai Precision Industry Co. Ltd.	14,067,067	47,897,835
Hong TAI Electric Industrial	4,495,000	4,144,882
Hotai Motor Co. Ltd.	173,721	4,013,235
Hsin Kuang Steel Co. Ltd.	63,000	118,444
HTC Corp. (a)	1,858,439	3,106,431
HUA ENG Wire & Cable Co. Ltd.	301,000	210,373
Hua Nan Financial Holdings Co. Ltd.	20,021,566	14,580,473
Hung Sheng Construction Ltd. (b)	1,988,032	1,311,730
Ibase Technology, Inc.	977,222	2,569,584
ICARES Medicus, Inc.	27,927	114,654
Ichia Technologies, Inc.	75,000	87,242
I-Chiun Precision Industry Co. Ltd.	194,000	295,831
Ingentec Corp.	31,572	198,029
Innolux Corp.	8,771,256	4,086,899
Integrated Service Technology, Inc.	38,000	114,531
International Games System Co. Ltd.	36,000	849,253
Inventec Corp. (b)	2,506,000	4,311,328
ITE Technology, Inc.	37,000	181,440
J&V Energy Technology Co. Ltd.	47,000	144,872
Janfusun Fancyworld Corp. (a)	292,810	67,167
Jentech Precision Industrial Co. Ltd.	63,099	1,581,047
Ji-Haw Industrial Co. Ltd. (a)	86,000	98,636
JMicron Technology Corp. (a)	22,534	58,959
JPP Holding Co. Ltd.	22,000	85,303
Kaimei Electronic Corp.	38,640	88,761
Kaori Heat Treatment Co. Ltd.	85,000	617,618
KEE TAI Properties Co. Ltd.	2,299,000	1,176,074
Kenmec Mechanical Engineering Co. Ltd.	161,000	330,493
Kerry TJ Logistics Co. Ltd.	2,150,373	2,690,550
Kindom Development Co. Ltd.	2,388,900	3,024,023
King Slide Works Co. Ltd.	37,000	1,101,904
King Yuan Electronics Co. Ltd.	717,000	1,983,457
Kinsus Interconnect Technology Corp.	133,000	432,059
Kuo Yang Construction Co. Ltd. (a)	1,767,734	1,353,570

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
L&K Engineering Co. Ltd.	103,000	$570,535
Largan Precision Co. Ltd.	57,000	5,330,314
Laser Tek Taiwan Co. Ltd.	84,550	89,535
Leader Electronics, Inc. (a)	186,000	120,604
Leadtrend Technology Corp.	149,251	400,719
Leatec Fine Ceramics Co. Ltd. (a) (b)	352,000	314,834
Leofoo Development Co. Ltd. (a) (b)	2,319,154	1,379,077
Lin BioScience, Inc. (a)	39,389	146,311
Lingsen Precision Industries Ltd.	336,000	250,709
Lite-On Technology Corp.	3,003,014	11,448,254
Longchen Paper & Packaging Co. Ltd.	4,908,467	2,367,029
Lotes Co. Ltd.	48,804	1,701,513
Lotus Pharmaceutical Co. Ltd.	27,000	239,292
LuxNet Corp.	113,549	532,773
M3 Technology, Inc.	57,000	355,664
M31 Technology Corp.	25,300	873,821
Machvision, Inc.	15,597	111,042
Macroblock, Inc.	30,000	108,014
Macronix International Co. Ltd.	520,221	531,400
Makalot Industrial Co. Ltd.	36,671	423,580
Materials Analysis Technology, Inc.	48,000	363,630
MediaTek, Inc.	1,846,969	61,083,186
Medigen Biotechnology Corp. (a)	114,248	166,772
Medigen Vaccine Biologics Corp. (a)	161,886	369,763
Mega Financial Holding Co. Ltd.	14,282,441	18,242,508
Merida Industry Co. Ltd.	19,100	113,577
Microbio Co. Ltd.	211,067	347,302
Micro-Star International Co. Ltd.	125,000	830,876
momo.com, Inc. (b)	61,292	1,016,524
Mosel Vitelic, Inc.	759	866
Motech Industries, Inc.	130,796	119,543
MPI Corp.	52,000	368,518
MSSCORPS Co. Ltd.	55,000	253,580
Namchow Holdings Co. Ltd.	2,315,000	3,831,870
Nan Ya Plastics Corp.	8,652,128	18,747,381
Nan Ya Printed Circuit Board Corp.	95,000	778,498
Nantex Industry Co. Ltd.	64,000	78,409
Nanya Technology Corp.	1,954,982	4,968,593
National Petroleum Co. Ltd.	2,118,241	4,852,066
New Era Electronics Co. Ltd. (a)	70,000	72,645
Newmax Technology Co. Ltd. (a)	75,654	92,070
Nexcom International Co. Ltd. (b)	1,978,638	3,097,817
Security Description	Shares	Value
Novatek Microelectronics Corp.	562,904	$9,482,458
Nuvoton Technology Corp.	113,000	522,833
OBI Pharma, Inc. (a)	55,271	124,984
Oneness Biotech Co. Ltd.	155,872	987,833
Optimax Technology Corp.	225,000	266,125
Orient Semiconductor Electronics Ltd.	348,000	617,976
Pacific Hospital Supply Co. Ltd.	74,782	210,527
Pan Jit International, Inc.	136,900	300,203
Pegatron Corp.	2,317,686	6,592,724
PharmaEssentia Corp. (a)	228,518	2,576,277
Pharmally International Holding Co. Ltd. (a) (f)	23,076	—
Pharmosa Biopharm, Inc. (a)	33,670	96,543
Phihong Technology Co. Ltd. (a)	93,402	179,253
Phison Electronics Corp.	25,000	423,584
Pihsiang Machinery Manufacturing Co. Ltd. (a) (f)	51,000	—
Polaris Group (a)	262,569	646,787
Pou Chen Corp.	8,660,674	8,719,794
Powerchip Semiconductor Manufacturing Corp.	2,255,519	2,164,352
Powertech Technology, Inc.	2,329,285	10,701,331
Poya International Co. Ltd.	16,160	290,654
President Chain Store Corp.	194,000	1,703,556
Princeton Technology Corp.	267,000	268,388
Progate Group Corp.	85,000	742,249
Prolific Technology, Inc.	126,000	160,936
Promate Electronic Co. Ltd.	2,319,000	4,390,085
Promos Technologies, Inc. (a) (f)	257	—
Prosperity Dielectrics Co. Ltd.	52,000	82,599
PSS Co. Ltd.	22,495	119,106
Quanta Computer, Inc.	3,072,975	22,478,711
Quanta Storage, Inc.	48,000	128,248
Quintain Steel Co. Ltd.	144,436	70,593
Radiant Opto-Electronics Corp.	51,000	221,013
RDC Semiconductor Co. Ltd.	43,260	394,676
Realtek Semiconductor Corp.	287,000	4,409,198
Ruby Tech Corp.	103,000	227,543
Ruentex Development Co. Ltd.	417,150	513,104
Sampo Corp.	4,253,479	4,033,047
Sanyang Motor Co. Ltd.	365,000	849,155
Scientech Corp.	51,000	355,615
SciVision Biotech, Inc.	107,000	270,546
SDI Corp.	83,000	306,952

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Sea Sonic Electronics Co. Ltd.	39,000	$125,550
Senhwa Biosciences, Inc. (a)	54,000	89,559
Sensortek Technology Corp.	13,000	183,624
Sesoda Corp. (b)	1,734,174	1,850,547
Shanghai Commercial & Savings Bank Ltd.	2,757,068	4,204,258
ShenMao Technology, Inc.	116,000	270,624
Shieh Yih Machinery Industry Co. Ltd.	184,000	161,874
Shih Wei Navigation Co. Ltd. (b)	1,930,265	1,292,483
Shihlin Electric & Engineering Corp.	90,000	347,502
Shin Kong Financial Holding Co. Ltd. (a) (b)	12,182,341	3,512,935
Shinfox Energy Co. Ltd.	99,000	343,543
Shiny Brands Group Co. Ltd.	30,000	279,077
Silicon Integrated Systems Corp. (b)	242,000	359,564
Silicon Motion Technology Corp. ADR	32,641	1,999,914
Sinbon Electronics Co. Ltd.	131,710	1,283,175
Sincere Navigation Corp.	176,000	145,374
Sino-American Silicon Products, Inc.	191,000	1,219,791
Sinon Corp.	2,684,000	3,362,598
SinoPac Financial Holdings Co. Ltd.	25,529,986	16,387,505
Sinphar Pharmaceutical Co. Ltd.	1,834,471	2,029,302
Sitronix Technology Corp.	46,000	416,676
Softstar Entertainment, Inc.	57,000	143,008
Solar Applied Materials Technology Corp.	2,325,736	2,944,066
Stark Technology, Inc.	2,070,747	8,130,366
SunMax Biotechnology Co. Ltd.	20,000	132,940
Sunonwealth Electric Machine Industry Co. Ltd.	181,000	633,991
Sunplus Innovation Technology, Inc.	79,000	504,521
Sunplus Technology Co. Ltd.	132,000	147,740
Supreme Electronics Co. Ltd.	4,360,520	8,595,867
T3EX Global Holdings Corp.	36,000	101,699
TA Chen Stainless Pipe	2,298,874	2,966,241
Ta Ya Electric Wire & Cable (b)	3,476,636	3,908,178
TA-I Technology Co. Ltd.	60,000	93,547
TaiMed Biologics, Inc. (a)	130,000	347,339
Taimide Tech, Inc.	61,950	89,018
Tainan Enterprises Co. Ltd.	2,026,589	1,931,468
Tainergy Tech Co. Ltd. (a)	245,000	218,333
Security Description	Shares	Value
Taishin Financial Holding Co. Ltd.	23,826,366	$14,051,815
TaiSol Electronics Co. Ltd.	50,000	109,480
Taisun Enterprise Co. Ltd. (b)	4,271,284	3,131,389
Taiwan Cement Corp.	9,879,662	11,218,658
Taiwan Chinsan Electronic Industrial Co. Ltd.	82,382	105,224
Taiwan Cogeneration Corp.	2,656,728	3,484,248
Taiwan Cooperative Financial Holding Co. Ltd.	5,397,990	4,696,122
Taiwan FU Hsing Industrial Co. Ltd.	2,233,000	3,481,502
Taiwan Glass Industry Corp. (a)	314,000	193,881
Taiwan IC Packaging Corp.	112,000	52,915
Taiwan Land Development Corp. (a) (f)	3,962,750	—
Taiwan Mask Corp.	65,000	150,584
Taiwan Mobile Co. Ltd.	499,000	1,603,148
Taiwan Navigation Co. Ltd.	190,000	204,298
Taiwan Paiho Ltd.	2,156,433	4,047,198
Taiwan Puritic Corp.	24,077	125,129
Taiwan Sakura Corp.	2,343,726	5,307,472
Taiwan Semiconductor Co. Ltd.	82,000	244,473
Taiwan Semiconductor Manufacturing Co. Ltd.	24,477,912	472,960,747
Taiwan Surface Mounting Technology Corp.	62,000	193,734
Taiwan Taxi Co. Ltd.	45,000	164,220
Taiwan TEA Corp. (a) (b)	4,577,913	3,244,314
Taiwan Union Technology Corp. (b)	260,612	1,069,944
Taiyen Biotech Co. Ltd.	2,309,500	2,573,594
Tanvex BioPharma, Inc. (a)	104,000	220,602
Tatung Co. Ltd. (a)	847,000	1,159,121
TCI Co. Ltd.	28,724	160,043
Teco Electric & Machinery Co. Ltd.	135,000	205,862
Thunder Tiger Corp. (a)	268,000	492,504
Tong Hsing Electronic Industries Ltd.	14,040	72,052
Transasia Airways Corp. (a) (f)	361,784	—
Tripod Technology Corp.	856,079	5,439,318
TrueLight Corp. (a)	322,100	288,091
Tul Corp. (a)	48,000	140,447
Tung Thih Electronic Co. Ltd.	23,000	109,040
UDE Corp.	86,000	159,724
Ultra Chip, Inc.	77,000	250,892
U-Ming Marine Transport Corp.	259,000	439,677
Uniform Industrial Corp.	173,000	228,014
Unimicron Technology Corp.	1,753,000	10,052,883

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Uni-President Enterprises Corp.	4,864,993	$11,809,582
United Alloy-Tech Co. (a)	166,000	269,901
United Microelectronics Corp. ADR (b)	3,041,634	25,732,224
United Orthopedic Corp.	68,000	188,553
United Renewable Energy Co. Ltd.	120,544	57,738
Unity Opto Technology Co. Ltd. (a) (f)	12,759	—
UPI Semiconductor Corp.	18,156	185,757
Vactronics Technologies, Inc.	47,619	97,750
Vanguard International Semiconductor Corp.	524,000	1,391,505
Ve Wong Corp.	1,885,340	3,495,409
Via Technologies, Inc.	169,000	861,781
Visco Vision, Inc.	32,000	226,259
VisEra Technologies Co. Ltd.	14,474	130,401
Visual Photonics Epitaxy Co. Ltd.	310,151	1,621,975
Vizionfocus, Inc.	21,820	175,965
Voltronic Power Technology Corp.	45,000	2,507,291
Wafer Works Corp.	226,106	319,004
Waffer Technology Corp. (b)	93,000	346,964
Walsin Lihwa Corp. (b)	2,109,327	2,656,375
Walsin Technology Corp.	100,000	400,775
Wan Hai Lines Ltd. (b)	913,450	1,636,980
Ways Technical Corp. Ltd. (a)	102,000	93,723
Wei Chuan Foods Corp.	2,243,000	1,392,260
Wei Mon Industry Co. Ltd. (a) (f)	240,450	—
Weikeng Industrial Co. Ltd.	2,390,199	2,250,754
Weltrend Semiconductor	54,000	129,499
Win Semiconductors Corp.	161,000	834,102
Winbond Electronics Corp.	2,353,998	2,335,551
WinWay Technology Co. Ltd.	21,025	574,770
Wisdom Marine Lines Co. Ltd.	279,000	472,720
Wistron Corp. (b)	3,608,476	11,593,025
Wiwynn Corp.	84,733	5,038,619
XinTec, Inc.	36,000	149,558
Yageo Corp.	192,694	3,748,336
Yang Ming Marine Transport Corp. (b)	2,113,000	3,531,937
Yao Sheng Electronic Co. Ltd.	92,000	243,111
Yieh Phui Enterprise Co. Ltd.	1,783,750	1,037,453
Yieh United Steel Corp. (a)	387,160	93,603
Young Optics, Inc. (a)	43,000	94,713
Yuanta Financial Holding Co. Ltd.	7,096,977	6,382,319
Security Description	Shares	Value
Yulon Finance Corp.	17,257	$104,586
Yulon Motor Co. Ltd.	341,000	831,098
Zeng Hsing Industrial Co. Ltd.	75,579	262,269
Zenitron Corp.	4,652,000	5,183,962
Zhen Ding Technology Holding Ltd.	39,000	138,512
ZillTek Technology Corp.	24,000	355,810
		1,529,648,639
THAILAND — 2.1%
Advanced Info Service PCL	2,245,242	14,274,299
Airports of Thailand PCL	6,162,500	10,787,647
Asphere Innovations PCL	503,000	111,999
Asset World Corp. PCL	760,000	79,268
B Grimm Power PCL (b)	424,500	338,903
Bangkok Commercial Asset Management PCL	248,186	59,261
Bangkok Dusit Medical Services PCL Class F	1,853,900	1,507,236
Bangkok Expressway & Metro PCL	38,507,243	8,968,947
Bangkok Land PCL (a)	25,165,500	523,475
Bank of Ayudhya PCL	914,000	756,478
Banpu PCL	13,663,017	2,721,996
Beauty Community PCL (a)	29,600	399
BEC World PCL	862,600	123,328
Berli Jucker PCL	175,900	128,836
Beyond Securities PCL (a)	2,036,100	269,631
BTS Group Holdings PCL	1,163,000	247,030
Bumrungrad Hospital PCL	234,000	1,521,951
Cal-Comp Electronics Thailand PCL	2,464,779	150,201
Central Pattana PCL	1,860,000	3,814,546
Central Plaza Hotel PCL (a)	1,393,700	1,786,402
Central Retail Corp. PCL	1,841,900	2,212,492
CH Karnchang PCL	230,848	140,676
Charoen Pokphand Foods PCL	646,200	371,069
CP ALL PCL	6,329,886	10,385,223
CPN Retail Growth Leasehold REIT	451,400	149,442
Delta Electronics Thailand PCL	4,844,400	12,489,774
Ditto Thailand PCL	272,660	217,681
Electricity Generating PCL	1,195,573	4,483,508
Energy Absolute PCL	2,605,800	3,378,207
Forth Corp. PCL	453,000	305,252
Forth Smart Service PCL	663,400	142,855
Global Power Synergy PCL	289,000	410,650
Gulf Energy Development PCL	4,441,220	5,790,208
Hana Microelectronics PCL	223,800	349,150
Indorama Ventures PCL	1,123,600	897,037
IRPC PCL	29,177,258	1,726,743
Jasmine International PCL (b)	9,662,541	594,487

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Jasmine Technology Solution PCL (a)	3,700	$9,539
Kasikornbank PCL	2,090,100	8,266,711
KCE Electronics PCL	43,900	70,739
Krung Thai Bank PCL	1,624,600	875,782
Land & Houses PCL	2,545,900	607,898
Lotus's Retail Growth Freehold & Leasehold Property Fund REIT	3,030,566	1,189,763
Minor International PCL	1,208,418	1,044,410
Muangthai Capital PCL	433,500	571,523
Nex Point Parts PCL (a)	524,000	153,519
Precious Shipping PCL	694,900	176,104
Pruksa Holding PCL	930,900	330,005
PSG Corp. PCL (a)	15,231,400	298,983
PTT Exploration & Production PCL	2,676,251	11,721,952
PTT Global Chemical PCL	938,500	1,058,588
PTT PCL	13,268,599	13,897,383
Quality Houses PCL	8,614,883	565,365
Rabbit Holdings PCL Class F (a)	15,600	233
Ramkhamhaeng Hospital PCL (b)	432,100	455,742
Regional Container Lines PCL	193,100	136,908
Sabuy Technology PCL	674,200	99,750
Sansiri PCL	8,962,133	464,747
SCB X PCL	1,593,562	4,948,878
Seven Utilities & Power PLC (a)	3,538,200	41,464
Siam Cement PCL	930,227	8,339,543
Singer Thailand PCL	227,200	77,214
Sri Trang Agro-Industry PCL	681,000	321,222
Sri Trang Gloves Thailand PCL	1,793,500	352,053
Srisawad Corp. PCL	477,700	566,816
Tata Steel Thailand PCL	3,399,300	83,657
Thai Airways International PCL (a) (f)	1,250,900	60,836
Thai Beverage PCL	10,823,700	4,307,818
Thai Oil PCL	3,136,042	4,938,468
Thaicom PCL	1,396,600	540,105
Tisco Financial Group PCL (b)	2,757,380	8,058,263
TMBThanachart Bank PCL	136,717,249	6,689,161
True Corp. PCL (b)	11,019,965	1,630,435
TTCL PCL	3,700	399
Xspring Capital PCL (a) (b)	5,700,900	222,140
		175,390,403
TURKEY — 1.0%
AG Anadolu Grubu Holding AS	66,752	454,069
Akbank TAS	4,085,562	5,051,965
Akfen Gayrimenkul Yatirim Ortakligi AS REIT (a)	3,175,483	211,814
Security Description	Shares	Value
Akfen Yenilenebilir Enerji AS (a)	419,465	$203,810
AKIS Gayrimenkul Yatirimi AS REIT (a)	755,054	302,185
Anadolu Efes Biracilik Ve Malt Sanayii AS	590,198	2,747,756
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	20,074	133,423
Aselsan Elektronik Sanayi Ve Ticaret AS	860,932	1,311,191
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	173,893	555,228
Aydem Yenilenebilir Enerji AS Class A (a)	221,915	131,493
Bera Holding AS	1,080,998	420,189
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (a)	95,567	138,688
BIM Birlesik Magazalar AS	458,077	4,664,680
Biotrend Cevre VE Enerji Yatirimlari AS (a)	379,564	221,050
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	165,308	130,975
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a)	37,005	740,501
Borusan Yatirim ve Pazarlama AS	4,564	363,154
Can2 Termik AS (a)	222,710	127,590
Cimsa Cimento Sanayi VE Ticaret AS	109,646	108,926
Coca-Cola Icecek AS	16,289	289,831
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	32,485	298,353
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a)	525,735	946,323
Dogan Sirketler Grubu Holding AS	5,057,832	1,894,075
EGE Endustri VE Ticaret AS	657	231,409
Enka Insaat ve Sanayi AS	601,710	692,698
Eregli Demir ve Celik Fabrikalari TAS (a)	2,641,239	3,666,649
Esenboga Elektrik Uretim AS	432,162	244,512
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	83,896	460,187
Ford Otomotiv Sanayi AS	153,846	3,852,140
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (a)	109,078	245,974
Global Yatirim Holding AS	258,640	90,726
Gubre Fabrikalari TAS (a)	60,168	313,328
Haci Omer Sabanci Holding AS	1,933,659	3,957,801
Hektas Ticaret TAS (a)	574,336	390,877

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Investco Holding AS (a)	9,356	$83,236
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	578,688	303,902
Is Yatirim Menkul Degerler AS Class A	462,283	500,882
Isbir Holding AS	41,778	136,931
Izmir Demir Celik Sanayi AS (a)	764,319	149,582
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	104,360	75,971
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	254,065	204,394
Kiler Holding AS (a)	114,901	133,210
Kimteks Poliuretan Sanayi VE Ticaret AS	71,997	141,756
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (a)	138,622	87,630
KOC Holding AS	1,678,218	8,057,537
Kontrolmatik Enerji Ve Muhendislik AS	76,988	565,667
Koza Altin Isletmeleri AS	495,610	327,733
Koza Polyester Sanayi VE Ticaret AS (a)	104,411	139,431
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a)	72,108	130,744
Logo Yazilim Sanayi Ve Ticaret AS	76,093	190,529
Margun Enerji Uretim Sanayi VE Ticaret AS	372,859	119,683
MIA Teknoloji AS (a)	301,706	368,781
Migros Ticaret AS	30,254	343,167
MLP Saglik Hizmetleri AS (a) (e)	126,788	639,650
Nuh Cimento Sanayi AS	34,160	357,400
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	1,044,468	291,761
Otokar Otomotiv Ve Savunma Sanayi AS (a)	22,357	322,100
Oyak Cimento Fabrikalari AS (a)	263,458	494,642
Oyak Yatirim Menkul Degerler AS (a)	203,263	277,909
Ozak Gayrimenkul Yatirim Ortakligi REIT (a)	1,021,589	265,653
Parsan Makina Parcalari Sanayii AS (a)	57,181	176,379
Pasifik Gayrimenkul Yatirim Ortakligi REIT	2,323,088	392,504
Pegasus Hava Tasimaciligi AS (a)	19,439	427,495
Peker Gayrimenkul Yatirim Ortakligi AS REIT (a)	767,563	851,924
Penta Teknoloji Urunleri Dagitim Ticaret AS (a)	126,059	76,786
Politeknik Metal Sanayi ve Ticaret AS	901	469,659
Security Description	Shares	Value
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (a)	720,240	$640,398
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	223,026	226,545
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS (a)	116,011	56,328
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	304,857	291,913
Sasa Polyester Sanayi AS (a)	794,781	980,626
SDT Uzay VE Savunma Teknolojileri AS	19,137	175,761
Selcuk Ecza Deposu Ticaret ve Sanayi AS	158,291	330,153
Servet Gayrimenkul Yatirim Ortakligi AS REIT (a)	34,361	359,212
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (a)	6,391	591
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	164,801	308,297
Sok Marketler Ticaret AS	89,203	162,948
Tofas Turk Otomobil Fabrikasi AS	45,154	321,065
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	353,280	379,189
Tukas Gida Sanayi ve Ticaret AS (a)	221,235	51,163
Turk Hava Yollari AO (a)	952,062	7,369,180
Turk Telekomunikasyon AS (a)	629	519
Turk Traktor ve Ziraat Makineleri AS	14,363	346,260
Turkcell Iletisim Hizmetleri AS	1,666,609	3,165,733
Turkiye Garanti Bankasi AS	856,579	1,692,334
Turkiye Halk Bankasi AS (a)	369,408	149,844
Turkiye Is Bankasi AS Class C	4,497,244	3,557,108
Turkiye Petrol Rafinerileri AS	1,262,745	6,114,056
Turkiye Sigorta AS	275,288	378,062
Turkiye Sinai Kalkinma Bankasi AS (a)	814,409	180,618
Turkiye Sise ve Cam Fabrikalari AS	97,385	151,086
Turkiye Vakiflar Bankasi TAO Class D (a)	630,340	274,042
Ulker Biskuvi Sanayi AS (a)	722,198	2,001,487
Yapi ve Kredi Bankasi AS	4,490,200	2,970,763
Yeni Gimat Gayrimenkul Ortakligi AS REIT	130,736	163,962
YEO Teknoloji Enerji VE Endustri AS (a)	46,720	260,223
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	1,780,982	341,917

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Zorlu Enerji Elektrik Uretim AS (a)	600,100	$85,949
		86,185,530
UNITED ARAB EMIRATES — 1.6%
Abu Dhabi Commercial Bank PJSC	4,187,411	10,466,390
Abu Dhabi Islamic Bank PJSC	1,031,715	2,842,817
Abu Dhabi National Energy Co. PJSC	780,737	744,015
Abu Dhabi National Oil Co. for Distribution PJSC	2,814,235	2,835,115
Abu Dhabi Ports Co. PJSC (a)	649,655	1,128,527
ADNOC Drilling Co. PJSC	1,682,805	1,731,946
Adnoc Gas PLC	1,487,655	1,251,611
Agthia Group PJSC	93,105	123,709
Air Arabia PJSC	7,543,755	5,792,224
Ajman Bank PJSC (a)	3,813,107	2,159,489
AL Seer Marine Supplies & Equipment Co. LLC (a)	504,524	1,031,645
Al Waha Capital PJSC	1,446,810	701,197
Aldar Properties PJSC	6,328,618	9,218,734
Amanat Holdings PJSC	714,639	233,494
Americana Restaurants International PLC	1,254,340	1,068,977
Amlak Finance PJSC (a)	733,692	160,812
Apex Investment Co. PSC (a)	701,039	376,025
Arabtec Holding PJSC (a) (f)	504,845	—
Bank of Sharjah (a)	1,364,358	243,320
Bayanat AI PLC (a)	513,089	465,206
Burjeel Holdings PLC	490,059	414,971
Dana Gas PJSC	3,596,409	775,538
Depa PLC (a)	1,833,509	129,797
Deyaar Development PJSC (a)	3,627,928	681,579
Dubai Electricity & Water Authority PJSC	3,542,571	2,372,806
Dubai Financial Market PJSC	3,071,238	1,162,350
Dubai Investments PJSC	2,605,295	1,652,804
Dubai Islamic Bank PJSC	343,872	535,552
Emaar Properties PJSC	6,078,604	13,108,037
Emirates NBD Bank PJSC	2,183,381	10,284,526
Emirates Telecommunications Group Co. PJSC	3,532,491	18,889,966
EMSTEEL Building Materials PJSC (a)	443,938	169,223
Eshraq Investments PJSC (a)	4,578,118	545,971
Fertiglobe PLC	1,207,154	976,175
First Abu Dhabi Bank PJSC	4,969,710	18,889,702
Ghitha Holding PJSC (a)	58,974	680,503
Security Description	Shares	Value
Gulf General Investment Co. (a) (f)	638,957	$—
Gulf Navigation Holding PJSC (a)	462,412	922,872
Invest bank PSC (a) (f)	76,929	4,713
Invictus Investment Co. PLC	523,105	368,890
Multiply Group PJSC (a)	3,655,784	3,165,310
National Central Cooling Co. PJSC	3,586,747	3,496,169
National Marine Dredging Co. (a)	240,245	1,949,303
Network International Holdings PLC (a) (e)	302,959	1,505,454
Orascom Construction PLC	31,963	113,341
Q Holding PJSC (a)	2,278,420	1,941,721
RAK Properties PJSC (a)	5,864,109	1,868,085
Ras Al Khaimah Ceramics	338,279	245,921
Shuaa Capital PSC (a)	7,611,092	431,041
Union Properties PJSC (a)	2,591,204	204,601
Yalla Group Ltd. ADR (a) (b)	76,183	467,002
		130,529,176
UNITED KINGDOM — 0.0% (g)
Anglogold Ashanti PLC	61,041	1,179,631
UNITED STATES — 0.2%
Belite Bio, Inc. ADR (a)	9,188	420,351
CBAK Energy Technology, Inc. (a) (b)	191,726	201,312
HUUUGE, Inc. (a) (e)	65,785	448,353
Ideanomics, Inc. (a) (b)	111	221
IntelliEPI, Inc.	256,000	531,344
JBS SA	889,016	4,558,916
JS Global Lifestyle Co. Ltd. (e)	1,024,000	203,264
Legend Biotech Corp. ADR (a)	68,511	4,122,307
Newegg Commerce, Inc. (a) (b)	152,564	192,231
Parade Technologies Ltd.	50,000	1,955,002
Seanergy Maritime Holdings Corp.	14,433	113,010
Titan Cement International SA	55,800	1,322,167
		14,068,478
TOTAL COMMON STOCKS (Cost $8,089,230,839)		8,295,752,784

PREFERRED STOCKS — 0.0% (g)
PHILIPPINES — 0.0% (g)
Cebu Air, Inc. 6.00%, 3/29/2027 6.00% (a) (Cost $788,209)	1,033,469	605,617

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (g)
BRAZIL — 0.0% (g)
Localiza Rent a Car SA (expiring 02/05/24) (a)	2,548	$10,489
INDIA — 0.0% (g)
Lloyds Engineering Works Ltd. (expiring 01/10/24) (a)	38,428	10,714
TOTAL RIGHTS (Cost $0)		21,203
WARRANTS — 0.0% (g)
BRAZIL — 0.0% (g)
Infracommerce CXAAS SA (expiring 12/18/24) (a)	46,955	2,513
GREECE — 0.0% (g)
Diana Shipping, Inc. (expiring 12/14/26) (a)	13,092	3,666
MALAYSIA — 0.0% (g)
Comfort Gloves Bhd. (expiring 06/26/26) (a)	75,600	1,069
Frontken Corp. Bhd. (expiring 05/03/26) (a)	348,950	13,290
GDEX Bhd. (expiring 01/04/28) (a)	160,612	1,398
Hong Seng Consolidated Bhd. (expiring 10/03/24) (a)	508,266	553
Malaysian Resources Corp. Bhd. (expiring 10/29/27) (a)	179,301	3,317
SKP Resources Bhd. (expiring 04/25/26) (a)	108,980	1,186
VS Industry Bhd. (expiring 06/14/24) (a)	975,140	1,061
		21,874
THAILAND — 0.0% (g)
Srisawad Corp. PCL (expiring 08/29/25) (a)	9,740	400
VGI PCL (expiring 05/23/27) (a)	70,080	164
		564
TOTAL WARRANTS (Cost $7,873)		28,617
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (h) (i)	33,418,841	33,418,841
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (j) (k)	190,464,335	$190,464,335
TOTAL SHORT-TERM INVESTMENTS (Cost $223,883,176)		223,883,176
TOTAL INVESTMENTS — 102.4% (Cost $8,313,910,097)		8,520,291,397
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(201,166,950)
NET ASSETS — 100.0%		$8,319,124,447
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.1% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $272,725, representing 0.00% of the Fund's net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2023.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	875	03/15/2024	$43,195,960	$45,224,375	$2,028,415

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,123,231,350	$172,248,709	$272,725	$8,295,752,784
Preferred Stocks	605,617	—	—	605,617
Rights	21,203	—	—	21,203
Warrants	28,617	—	—	28,617
Short-Term Investments	223,883,176	—	—	223,883,176
TOTAL INVESTMENTS	$8,347,769,963	$172,248,709	$272,725	$8,520,291,397
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,028,415	$—	$—	$2,028,415
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,028,415	$—	$—	$2,028,415
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	22.6%
Information Technology	17.7
Consumer Discretionary	12.6
Materials	8.6
Industrials	8.3
Communication Services	7.9
Consumer Staples	6.4
Energy	5.3
Health Care	4.5
Utilities	3.3
Real Estate	2.5
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,836,738	$65,836,738	$237,155,269	$269,573,166	$—	$—	33,418,841	$33,418,841	$1,142,459
State Street Navigator Securities Lending Portfolio II	157,993,212	157,993,212	302,880,957	270,409,834	—	—	190,464,335	190,464,335	367,175
Total		$223,829,950	$540,036,226	$539,983,000	$—	$—		$223,883,176	$1,509,634
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.2%
BRAZIL — 1.5%
Alupar Investimento SA	362,456	$2,351,159
Cia De Sanena Do Parana	474,544	2,851,601
		5,202,760
CHINA — 26.5%
Agricultural Bank of China Ltd. Class H	18,892,000	7,282,392
AsiaInfo Technologies Ltd. (a)	348,000	383,718
Bank of China Ltd. Class H	18,717,000	7,143,024
Bank of Communications Co. Ltd. Class H	8,507,000	5,305,606
Beijing Enterprises Holdings Ltd.	955,500	3,322,233
CGN Power Co. Ltd. Class H (a)	12,809,000	3,346,378
China CITIC Bank Corp. Ltd. Class H	13,729,000	6,470,180
China Construction Bank Corp. Class H	12,394,000	7,380,641
China Resources Land Ltd.	1,768,000	6,339,717
Chongqing Rural Commercial Bank Co. Ltd. Class H	3,757,000	1,457,852
CITIC Ltd.	5,021,000	5,015,502
CITIC Securities Co. Ltd. Class H	1,740,450	3,552,871
CITIC Telecom International Holdings Ltd.	1,338,000	562,030
Genertec Universal Medical Group Co. Ltd. (a)	1,602,000	921,167
Guangdong Investment Ltd.	2,898,000	2,108,028
Industrial & Commercial Bank of China Ltd. Class H	14,033,000	6,865,047
Jiangsu Expressway Co. Ltd. Class H	2,074,000	1,864,556
Kunlun Energy Co. Ltd.	9,048,000	8,157,458
PetroChina Co. Ltd. Class H	14,328,000	9,468,145
Shenzhen Expressway Corp. Ltd. Class H	644,000	520,409
Sinopec Engineering Group Co. Ltd. Class H	1,185,500	607,283
Yuexiu Property Co. Ltd.	5,446,540	4,436,162
Zhejiang Expressway Co. Ltd. Class H	1,874,920	1,250,979
		93,761,378
CZECH REPUBLIC — 1.9%
CEZ AS (b)	154,254	6,615,441
HONG KONG — 1.6%
WH Group Ltd. (a)	8,705,500	5,618,933
INDIA — 11.3%
Hero MotoCorp Ltd.	237,142	11,796,863
NTPC Ltd.	3,590,455	13,425,306
Oracle Financial Services Software Ltd.	27,124	1,373,186
Power Grid Corp. of India Ltd.	4,251,573	12,119,068
Security Description	Shares	Value
RITES Ltd.	183,212	$1,106,136
		39,820,559
INDONESIA — 0.9%
AKR Corporindo Tbk. PT	18,547,700	1,776,830
Indofood Sukses Makmur Tbk. PT	3,495,200	1,464,184
		3,241,014
KUWAIT — 0.7%
Mobile Telecommunications Co. KSCP	1,601,619	2,642,867
MALAYSIA — 3.1%
Malayan Banking Bhd.	2,347,000	4,540,768
Maxis Bhd.	777,400	651,358
MISC Bhd.	526,200	834,820
Petronas Gas Bhd.	131,000	496,061
Sime Darby Bhd.	1,372,000	701,676
Tenaga Nasional Bhd.	1,764,700	3,855,841
		11,080,524
MEXICO — 1.7%
Bolsa Mexicana de Valores SAB de CV	421,471	874,575
FIBRA Macquarie Mexico REIT (a)	354,255	695,561
Megacable Holdings SAB de CV (b)	371,699	832,314
Orbia Advance Corp. SAB de CV (b)	647,668	1,438,795
Prologis Property Mexico SA de CV REIT	184,341	879,007
Promotora y Operadora de Infraestructura SAB de CV	134,277	1,456,752
		6,177,004
PHILIPPINES — 0.3%
PLDT, Inc.	38,980	900,324
POLAND — 0.2%
Asseco Poland SA	30,938	575,133
QATAR — 3.6%
Ooredoo QPSC	381,339	1,141,608
Qatar Electricity & Water Co. QSC	108,116	536,868
Qatar International Islamic Bank QSC	343,258	993,666
Qatar Islamic Bank SAQ	563,626	3,235,316
Qatar National Bank QPSC	1,276,154	5,625,452
United Development Co. QSC	1,352,428	385,188
Vodafone Qatar QSC	1,313,777	678,358
		12,596,456
RUSSIA — 0.0%
Federal Grid Co.-Rosseti PJSC (c) (d)	767,865,898	—
Inter RAO UES PJSC (c)	110,161,174	—

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Unipro PJSC (c) (d)	23,862,428	$—
		—
SAUDI ARABIA — 2.8%
Arabian Cement Co.	66,886	615,351
Saudi Telecom Co.	795,702	8,582,972
Yanbu Cement Co.	64,014	588,076
		9,786,399
SOUTH AFRICA — 1.6%
AVI Ltd.	355,304	1,594,521
Sanlam Ltd.	1,034,391	4,117,767
		5,712,288
TAIWAN — 33.3%
Asia Cement Corp.	2,175,000	2,937,513
Cheng Shin Rubber Industry Co. Ltd.	1,983,000	2,901,116
Chicony Electronics Co. Ltd.	1,045,000	5,958,684
Chunghwa Telecom Co. Ltd.	1,282,000	5,012,626
Compeq Manufacturing Co. Ltd.	3,580,000	8,247,047
CTBC Financial Holding Co. Ltd.	3,842,000	3,549,004
CTCI Corp.	628,000	862,488
Eternal Materials Co. Ltd.	669,150	634,472
Far Eastern New Century Corp.	2,534,000	2,576,068
Fubon Financial Holding Co. Ltd.	1,808,100	3,817,627
Getac Holdings Corp.	3,023,000	10,933,448
Hon Hai Precision Industry Co. Ltd.	1,558,000	5,304,932
Huaku Development Co. Ltd.	367,000	1,151,565
Quanta Computer, Inc.	1,448,000	10,592,072
Radiant Opto-Electronics Corp.	1,088,000	4,714,944
Sercomm Corp.	1,444,000	6,328,278
Sporton International, Inc.	238,150	1,870,095
Stark Technology, Inc.	379,000	1,488,066
Systex Corp.	738,000	2,693,211
Taiwan Cooperative Financial Holding Co. Ltd.	2,554,500	2,222,354
Taiwan Fertilizer Co. Ltd.	575,000	1,266,516
Taiwan Hon Chuan Enterprise Co. Ltd.	661,000	2,692,201
Taiwan Mobile Co. Ltd.	1,436,000	4,613,467
Taiwan Secom Co. Ltd.	252,000	960,688
Tripod Technology Corp.	1,141,000	7,249,638
Uni-President Enterprises Corp.	1,700,000	4,126,684
Wiwynn Corp.	68,000	4,043,597
WPG Holdings Ltd.	1,457,000	3,873,876
Zhen Ding Technology Holding Ltd.	1,460,000	5,185,318
		117,807,595
THAILAND — 8.1%
Advanced Info Service PCL NVDR	1,489,000	9,466,432
Security Description	Shares	Value
AP Thailand PCL NVDR	5,962,000	$1,973,796
BCPG PCL	1,901,600	490,268
Electricity Generating PCL NVDR (b)	320,500	1,201,904
Mega Lifesciences PCL NVDR	950,200	1,120,503
Supalai PCL NVDR	1,972,800	1,075,048
Thai Union Group PCL NVDR	12,442,600	5,468,073
TMBThanachart Bank PCL NVDR	158,237,100	7,742,063
		28,538,087
UNITED ARAB EMIRATES — 1.1%
Dana Gas PJSC	3,435,394	740,816
Emirates NBD Bank PJSC	707,349	3,331,873
		4,072,689
TOTAL COMMON STOCKS (Cost $335,522,657)		354,149,451

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	196,483	196,561
State Street Navigator Securities Lending Portfolio II (g) (h)	211,152	211,152
TOTAL SHORT-TERM INVESTMENTS (Cost $429,287)		407,713
TOTAL INVESTMENTS — 100.3% (Cost $335,951,944)		354,557,164
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(964,140)
NET ASSETS — 100.0%		$353,593,024
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	18	03/15/2024	$887,874	$930,330	$42,456

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$353,659,183	$490,268	$0(a)	$354,149,451
Short-Term Investments	407,713	—	—	407,713
TOTAL INVESTMENTS	$354,066,896	$490,268	$0	$354,557,164
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$42,456	$—	$—	$42,456
TOTAL OTHER FINANCIAL INSTRUMENTS:	$42,456	$—	$—	$42,456
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	24.4%
Information Technology	22.3
Utilities	17.2
Communication Services	9.9
Industrials	5.6
Consumer Staples	5.2
Real Estate	4.8
Consumer Discretionary	4.2
Energy	3.4
Materials	2.9
Health Care	0.3
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	571,836	$571,950	$17,622,389	$17,975,585	$(620)	$(21,573)	196,483	$196,561	$12,176
State Street Navigator Securities Lending Portfolio II	12,732	12,732	3,067,329	2,868,909	—	—	211,152	211,152	564
Total		$584,682	$20,689,718	$20,844,494	$(620)	$(21,573)		$407,713	$12,740
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 6.6%
Abacus Group REIT (a)	1,320	$1,036
Abacus Group REIT (a) (b)	287,339	225,476
Abacus Storage King REIT	338,823	261,251
Actinogen Medical Ltd. (c)	10,530	158
AGL Energy Ltd.	574,642	3,717,173
ALS Ltd.	392,788	3,444,042
Altium Ltd.	93,139	2,977,476
Alumina Ltd. (c)	5,493,706	3,392,509
AMP Ltd.	3,012,758	1,911,852
Ampol Ltd.	217,907	5,375,100
Ansell Ltd.	380,203	6,532,484
Anteotech Ltd. (b) (c)	53,101	1,304
ANZ Group Holdings Ltd.	2,373,221	41,973,989
APA Group Stapled Security	1,497,963	8,729,031
Archer Materials Ltd. (b) (c)	1,080	280
Argosy Minerals Ltd. (b) (c)	1,464,360	134,893
Aristocrat Leisure Ltd.	756,923	21,082,969
Articore Group Ltd. (c)	1,160	546
ASX Ltd.	165,282	7,111,916
Atlas Arteria Ltd. Stapled Security	765,841	3,020,463
Aurizon Holdings Ltd.	1,781,363	4,618,948
Bank of Queensland Ltd. (b)	542,723	2,251,588
Bendigo & Adelaide Bank Ltd.	492,452	3,249,357
Betmakers Technology Group Ltd. (b) (c)	4,882,625	276,528
BHP Group Ltd.	3,934,335	135,330,317
Bigtincan Holdings Ltd. (c)	220	30
BlueScope Steel Ltd.	685,163	10,939,987
Boral Ltd. (c)	201,612	741,502
Boss Energy Ltd. (c)	917,406	2,522,747
BrainChip Holdings Ltd. (b) (c)	2,055,006	238,380
Brambles Ltd.	1,832,164	17,002,404
Breville Group Ltd. (b)	73,368	1,363,206
BWP Trust REIT (b)	404,329	973,905
Calix Ltd. (b) (c)	170,652	399,404
CAR Group Ltd.	444,139	9,437,231
Chalice Mining Ltd. (b) (c)	501,592	580,133
Challenger Ltd.	538,103	2,382,962
Charter Hall Group REIT (b)	355,436	2,920,081
Charter Hall Long Wale REIT	433,473	1,112,134
Cleanaway Waste Management Ltd.	1,591,121	2,920,536
Clinuvel Pharmaceuticals Ltd. (b)	12,067	131,743
Coast Entertainment Holdings Ltd. (b) (c)	4,579,090	1,437,289
Cochlear Ltd.	44,094	8,986,243
Coles Group Ltd.	956,739	10,517,102
Commonwealth Bank of Australia	1,300,062	99,177,449
Computershare Ltd.	436,611	7,266,304
Core Lithium Ltd. (b) (c)	2,866,834	489,046
Security Description	Shares	Value
CSR Ltd.	1,910,426	$8,603,620
De Grey Mining Ltd. (c)	939,803	804,799
Deterra Royalties Ltd.	437,851	1,574,505
Dexus REIT	532,323	2,789,610
Domain Holdings Australia Ltd. (b)	130,427	307,039
Domino's Pizza Enterprises Ltd.	49,526	1,991,822
Dubber Corp. Ltd. (c)	5,185	548
Eagers Automotive Ltd. (b)	133,056	1,314,650
Endeavour Group Ltd.	863,293	3,069,043
Evolution Mining Ltd.	1,261,472	3,408,630
Firefinch Ltd. (b) (c) (d)	758,202	31,042
Flight Centre Travel Group Ltd. (b)	42,456	589,826
Flutter Entertainment PLC (a) (c)	69,011	12,197,282
Flutter Entertainment PLC (a) (c)	31,106	5,527,756
Fortescue Ltd.	1,386,887	27,462,847
Glencore PLC	8,726,802	52,520,766
Goodman Group REIT	1,281,124	22,116,620
GPT Group REIT	1,426,877	4,517,640
GWA Group Ltd.	1,829,702	2,796,633
Harvey Norman Holdings Ltd. (b)	473,849	1,357,989
HMC Capital Ltd. REIT (b)	178,199	749,019
IDP Education Ltd. (b)	159,756	2,183,460
IGO Ltd.	516,886	3,191,908
Iluka Resources Ltd.	436,182	1,964,349
Imugene Ltd. (c)	7,589,219	569,635
Incitec Pivot Ltd.	1,369,920	2,654,732
Ingenia Communities Group REIT	1,258,428	3,821,162
Insignia Financial Ltd. (b)	544,196	868,917
Insurance Australia Group Ltd.	2,509,237	9,690,924
IRESS Ltd. (b)	149,617	832,043
JB Hi-Fi Ltd. (b)	88,885	3,216,305
Kogan.com Ltd. (b) (c)	119,550	426,637
Lake Resources NL (b) (c)	1,793,371	159,082
Lendlease Corp. Ltd. Stapled Security	456,864	2,328,706
Leo Lithium Ltd. (b) (c)	526,635	181,471
Liontown Resources Ltd. (b) (c)	1,927,915	2,170,595
Lottery Corp. Ltd.	2,719,622	8,981,750
Lynas Rare Earths Ltd. (c)	691,972	3,380,715
Macquarie Group Ltd.	291,345	36,505,497
Magellan Financial Group Ltd.	112,567	712,797
Magnis Energy Technologies Ltd. (b) (c)	1,292,589	37,044
Medibank Pvt Ltd.	2,227,984	5,412,141
Megaport Ltd. (b) (c)	172,802	1,084,785
Mesoblast Ltd. (b) (c)	576,196	121,882
Metals X Ltd. (b) (c)	675,916	133,751
Metcash Ltd.	1,103,608	2,628,133

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Mineral Resources Ltd.	121,441	$5,800,567
Mirvac Group REIT (b)	3,067,002	4,373,885
National Australia Bank Ltd.	2,379,777	49,851,899
Neometals Ltd. (c)	651,973	93,423
NEXTDC Ltd. (c)	382,047	3,579,269
nib holdings Ltd.	354,015	1,785,144
Nine Entertainment Co. Holdings Ltd. (b)	388,711	535,778
Northern Star Resources Ltd.	903,960	8,419,551
Orica Ltd.	313,936	3,414,574
Origin Energy Ltd.	1,821,499	10,527,358
Orora Ltd. (b)	1,691,559	3,001,011
Paladin Energy Ltd. (c)	1,102,801	741,209
Paradigm Biopharmaceuticals Ltd. (b) (c)	169,911	49,274
Peninsula Energy Ltd. (b) (c)	1,254,172	89,857
Perpetual Ltd. (b)	279,316	4,856,264
Pilbara Minerals Ltd. (b)	2,395,960	6,457,787
PointsBet Holdings Ltd. (b)	654,166	410,660
PolyNovo Ltd. (b) (c)	1,173,173	1,324,851
Praemium Ltd. (b) (c)	680,497	181,091
Premier Investments Ltd.	77,707	1,462,914
Pro Medicus Ltd. (b)	37,054	2,422,946
Qantas Airways Ltd. (c)	819,236	3,001,860
QBE Insurance Group Ltd.	1,097,491	11,090,806
Qoria Ltd. (c)	6,125	1,170
Qube Holdings Ltd.	1,510,015	3,338,361
Ramsay Health Care Ltd.	105,927	3,802,612
REA Group Ltd. (b)	42,022	5,194,241
Red 5 Ltd. (c)	681,697	144,198
Reece Ltd. (b)	217,715	3,326,209
Region RE Ltd. REIT	934,017	1,440,357
Renascor Resources Ltd. (b) (c)	4,187,132	371,422
Rio Tinto Ltd.	315,157	29,173,319
Rio Tinto PLC	811,468	60,433,101
Santos Ltd.	2,692,629	13,963,593
Sayona Mining Ltd. (b) (c)	12,330,967	597,396
Scentre Group REIT	4,229,257	8,628,640
SEEK Ltd.	286,141	5,218,986
Silver Mines Ltd. (b) (c)	6,021,906	657,447
Sonic Healthcare Ltd.	495,332	10,842,709
South32 Ltd. (a)	1,425,072	3,230,059
South32 Ltd. (a)	2,559,165	5,814,998
Steadfast Group Ltd.	768,835	3,053,256
Stockland REIT	2,014,268	6,116,237
Suncorp Group Ltd.	1,010,770	9,552,327
Tabcorp Holdings Ltd.	2,911,618	1,658,930
Technology One Ltd.	219,782	2,305,011
Telix Pharmaceuticals Ltd. (c)	464,431	3,194,396
Telstra Group Ltd.	3,508,677	9,480,814
Temple & Webster Group Ltd. (b) (c)	222,703	1,325,103
TPG Telecom Ltd.	189,811	670,901
Transurban Group Stapled Security	2,260,677	21,148,669
Security Description	Shares	Value
Treasury Wine Estates Ltd.	1,120,320	$8,240,772
Vicinity Ltd. REIT	2,642,815	3,678,782
Washington H Soul Pattinson & Co. Ltd.	188,448	4,213,811
Wesfarmers Ltd.	891,779	34,709,138
West African Resources Ltd. (c)	905,417	583,831
Westpac Banking Corp.	2,768,480	43,259,743
Whitehaven Coal Ltd.	867,352	4,403,271
WiseTech Global Ltd. (b)	111,971	5,758,523
Woodside Energy Group Ltd.	1,530,471	32,436,473
Woolworths Group Ltd.	972,901	24,695,547
Worley Ltd.	677,285	8,069,057
Zip Co. Ltd. (b) (c)	123,092	53,335
		1,192,409,334
AUSTRIA — 0.3%
ams-OSRAM AG (c)	49,244	123,688
ANDRITZ AG	28,316	1,764,151
BAWAG Group AG (e)	64,051	3,394,774
Erste Group Bank AG	285,396	11,579,600
Eurotelesites AG (c)	26,754	107,280
Immofinanz AG (c)	336	7,813
Kontron AG	36,844	875,044
Lenzing AG (c)	15,067	591,686
Mayr Melnhof Karton AG	6,632	927,477
Mondi PLC	583,575	11,438,096
Oesterreichische Post AG	24,673	891,240
OMV AG	214,367	9,417,557
Raiffeisen Bank International AG	106,756	2,201,716
Telekom Austria AG	107,018	904,363
UNIQA Insurance Group AG	88,164	726,532
Verbund AG	64,736	6,010,469
Vienna Insurance Group AG Wiener Versicherung Gruppe	27,116	793,773
voestalpine AG	252,381	7,962,320
		59,717,579
BELGIUM — 0.8%
Ackermans & van Haaren NV	17,795	3,121,571
Aedifica SA REIT	114,312	8,037,389
Ageas SA	207,565	9,013,260
Anheuser-Busch InBev SA	775,975	50,076,508
Barco NV	58,910	1,076,990
Bekaert SA	78,674	4,042,925
Colruyt Group NV	49,384	2,225,723
D'ieteren Group	17,059	3,333,544
Elia Group SA (b)	26,272	3,288,121
Euronav NV (b)	146,026	2,576,083
Fagron	49,300	904,568
Galapagos NV (b) (c)	33,634	1,374,319
Gimv NV	16,511	807,982
Groupe Bruxelles Lambert NV (a)	89,470	7,038,890

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Groupe Bruxelles Lambert NV (a) (b)	108	$8,497
KBC Ancora	28,421	1,303,531
KBC Group NV	273,312	17,728,398
Materialise NV ADR (c)	7,260	47,662
Melexis NV	14,409	1,452,418
Proximus SADP	115,169	1,082,655
Shurgard Self Storage Ltd. REIT	19,407	961,706
Solvay SA (b)	59,765	1,830,718
Syensqo SA (c)	59,765	6,222,990
Tessenderlo Group SA (b)	20,616	643,350
UCB SA	156,613	13,649,903
Umicore SA	158,950	4,372,045
VGP NV	6,775	785,821
Warehouses De Pauw CVA REIT	122,610	3,860,073
		150,867,640
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	337,442	16,728,791
Yara International ASA	201,706	7,173,923
		23,902,714
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC	145,228	3,252,850
IAMGOLD Corp. (c)	679,921	1,722,233
		4,975,083
CAMEROON — 0.0% (f)
Golar LNG Ltd.	148,080	3,404,359
CANADA — 9.4%
AbCellera Biologics, Inc. (b) (c)	144,327	824,107
AGF Management Ltd. Class B (b)	8,894	52,004
Agnico Eagle Mines Ltd.	417,776	23,017,918
Aimia, Inc. (b) (c)	188,603	447,693
Air Canada (b) (c)	212,403	3,010,626
Alamos Gold, Inc. Class A	320,684	4,333,830
Algonquin Power & Utilities Corp. (b)	243,785	1,545,611
Alimentation Couche-Tard, Inc.	678,753	40,166,158
AltaGas Ltd. (b)	117,227	2,473,271
ARC Resources Ltd. (b)	456,566	6,810,749
Aritzia, Inc. (b) (c)	132,625	2,765,954
Atco Ltd. Class I (b)	59,765	1,752,702
Athabasca Oil Corp. (c)	274,287	867,418
Aurinia Pharmaceuticals, Inc. (b) (c)	84,216	757,102
Aurora Cannabis, Inc. (b) (c)	67,601	33,324
Aya Gold & Silver, Inc. (c)	115,435	850,048
B2Gold Corp.	918,956	2,920,086
Badger Infrastructure Solution	52,509	1,621,145
Ballard Power Systems, Inc. (b) (c)	129,741	483,110
Security Description	Shares	Value
Bank of Montreal	537,410	$53,435,329
Bank of Nova Scotia (b)	998,730	48,853,394
Barrick Gold Corp.	1,331,626	24,176,495
Baytex Energy Corp. (b)	975,897	3,241,642
BCE, Inc. (b)	228,359	9,034,953
BlackBerry Ltd. (c)	520,577	1,855,538
Bombardier, Inc. Class B (b) (c)	77,291	3,118,955
Boralex, Inc. Class A (b)	58,513	1,494,553
Brookfield Asset Management Ltd. Class A (b)	303,148	12,235,353
Brookfield Corp. (b)	1,203,962	48,529,183
Brookfield Reinsurance Ltd. (c)	8,913	358,250
CAE, Inc. (b) (c)	231,761	5,026,820
Cameco Corp. (b)	446,824	19,359,211
Canadian Apartment Properties REIT	59,843	2,214,727
Canadian Imperial Bank of Commerce (b)	739,422	35,776,675
Canadian National Railway Co.	517,293	65,338,351
Canadian Natural Resources Ltd.	844,364	55,588,684
Canadian Pacific Kansas City Ltd. (b)	766,098	60,911,356
Canadian Solar, Inc. (b) (c)	36,713	962,982
Canadian Tire Corp. Ltd. Class A (b)	68,066	7,263,952
Canadian Utilities Ltd. Class A	94,277	2,280,065
Canadian Western Bank (b)	357,198	8,362,432
Canopy Growth Corp. (b) (c)	13,810	70,799
Cargojet, Inc. (b)	10,586	956,722
CCL Industries, Inc. Class B (b)	96,423	4,357,536
Cenovus Energy, Inc.	1,002,369	16,784,702
CES Energy Solutions Corp. (b)	252,358	660,272
CGI, Inc. (c)	178,945	19,263,797
Choice Properties Real Estate Investment Trust	120,534	1,275,178
CI Financial Corp.	36,364	409,805
Cineplex, Inc. (b) (c)	49,384	313,472
Colliers International Group, Inc. (b)	22,780	2,895,441
Constellation Software, Inc. (b)	15,770	39,290,693
Converge Technology Solutions Corp. (b)	321,028	1,007,930
Crescent Point Energy Corp. (b)	572,630	3,990,952
Crew Energy, Inc. (c)	32,402	111,562
CT Real Estate Investment Trust	233,899	2,598,681
Denison Mines Corp. (b) (c)	140,398	247,022
Descartes Systems Group, Inc. (c)	64,796	5,470,756

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Docebo, Inc. (c)	54,246	$2,632,490
Dollarama, Inc. (b)	274,548	19,882,139
Dye & Durham Ltd. (b)	23,117	251,752
ECN Capital Corp. (b)	23,150	52,669
Element Fleet Management Corp.	309,999	5,068,693
Emera, Inc. (b)	207,959	7,932,912
Empire Co. Ltd. Class A (b)	129,963	3,454,575
Enbridge, Inc.	1,647,701	59,605,140
Enerplus Corp.	125,729	1,936,566
Enghouse Systems Ltd.	31,558	840,047
Exchange Income Corp. (b)	115,133	3,937,887
Fairfax Financial Holdings Ltd.	22,505	20,864,999
Finning International, Inc.	111,991	3,254,584
First Capital Real Estate Investment Trust	107,387	1,249,292
First Majestic Silver Corp. (b)	221,014	1,362,691
FirstService Corp. (b)	25,915	4,218,607
Fortis, Inc. (b)	366,990	15,171,109
Franco-Nevada Corp.	141,812	15,784,732
George Weston Ltd. (b)	57,724	7,201,273
GFL Environmental, Inc. (b)	156,120	5,411,986
Gildan Activewear, Inc. (b)	186,280	6,190,497
Global Atomic Corp. (b) (c)	119,429	251,792
GoGold Resources, Inc. (c)	80,636	82,556
Granite Real Estate Investment Trust	21,056	1,218,073
Great-West Lifeco, Inc. (b)	244,037	8,117,293
H&R Real Estate Investment Trust	107,387	806,258
Hut 8 Corp. (b) (c)	204,848	2,746,635
Hydro One Ltd. (b) (e)	247,642	7,455,929
iA Financial Corp., Inc.	75,311	5,159,140
IGM Financial, Inc. (b)	63,806	1,694,106
Illumin Holdings, Inc. (c)	1,832	2,209
Imperial Oil Ltd.	199,652	11,428,586
Innergex Renewable Energy, Inc. (b)	406,752	2,834,863
Intact Financial Corp.	136,696	21,133,662
International Petroleum Corp. (c)	4,788	57,677
Ivanhoe Mines Ltd. Class A (b) (c)	901,707	8,787,301
K92 Mining, Inc. (c)	74,338	367,011
Keyera Corp. (b)	138,067	3,353,774
Kinaxis, Inc. (b) (c)	9,389	1,058,879
Kinross Gold Corp.	883,470	5,373,449
Lightspeed Commerce, Inc. (b) (c)	83,135	1,753,993
Linamar Corp. (b)	38,884	1,887,876
Lithium Americas Argentina Corp. (b) (c)	56,411	357,221
Lithium Americas Corp. (b) (c)	56,411	363,638
Loblaw Cos. Ltd.	152,736	14,858,922
MAG Silver Corp. (b) (c)	9,934	103,890
Magna International, Inc. (b)	269,216	15,984,317
Security Description	Shares	Value
Manulife Financial Corp.	1,673,641	$37,163,816
Maple Leaf Foods, Inc. (b)	59,758	1,143,859
MEG Energy Corp. (b) (c)	461,928	8,292,003
Methanex Corp. (b)	68,074	3,235,916
Metro, Inc.	196,946	10,244,597
MTY Food Group, Inc. (b)	133,088	5,703,627
National Bank of Canada (b)	301,205	23,071,216
New Gold, Inc. (c)	481,201	700,672
Northland Power, Inc. (b)	121,382	2,215,732
Nutrien Ltd.	444,247	25,150,188
Nuvei Corp. (b) (e)	42,388	1,119,010
Onex Corp.	65,038	4,563,906
Open Text Corp.	175,675	7,419,491
Osisko Gold Royalties Ltd.	118,166	1,694,615
Pan American Silver Corp. (b)	292,863	4,804,055
Parex Resources, Inc. (b)	293,474	5,552,993
Parkland Corp.	134,629	4,360,689
Payfare, Inc. (c)	43,581	205,246
Pembina Pipeline Corp.	428,468	14,823,836
Peyto Exploration & Development Corp. (b)	106,752	974,741
Pizza Pizza Royalty Corp. (b)	217,746	2,430,776
Power Corp. of Canada (b)	510,861	14,679,602
PrairieSky Royalty Ltd. (b)	165,235	2,907,214
Precision Drilling Corp. (b) (c)	12,258	668,956
Premium Brands Holdings Corp. (b)	22,940	1,635,862
Primaris Real Estate Investment Trust	26,706	279,496
Quebecor, Inc. Class B (b)	132,672	3,171,410
Real Matters, Inc. (b) (c)	84,997	406,098
Restaurant Brands International, Inc. (b)	238,344	18,713,601
RioCan Real Estate Investment Trust	125,704	1,775,071
Rogers Communications, Inc. Class B	287,404	13,520,150
Royal Bank of Canada	1,166,618	118,555,143
Russel Metals, Inc.	47,268	1,614,195
Sandstorm Gold Ltd. (b)	138,568	699,881
Saputo, Inc.	210,712	4,287,428
Secure Energy Services, Inc. (b)	137,962	986,639
Shopify, Inc. Class A (c)	949,284	74,266,751
SmartCentres Real Estate Investment Trust	54,060	1,020,441
SNC-Lavalin Group, Inc.	159,933	5,174,232
SNDL, Inc. (b) (c)	202,757	332,521
SSR Mining, Inc. (b)	75,113	810,031
Stantec, Inc.	62,899	5,074,470
Stella-Jones, Inc.	47,644	2,786,520
Sun Life Financial, Inc.	452,723	23,594,058
Suncor Energy, Inc.	1,229,589	39,584,448
TC Energy Corp. (b)	768,598	30,170,357
Teck Resources Ltd. Class B	423,855	18,004,033
TECSYS, Inc. (b)	10,434	259,623
TELUS Corp. (a)	324,516	5,803,191

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
TELUS Corp. (a) (c)	64,674	$1,156,539
TFI International, Inc. (b)	71,836	9,819,294
Thomson Reuters Corp.	201,621	29,622,354
Tilray Brands, Inc. (a) (b) (c)	72,326	166,350
Tilray Brands, Inc. (a) (b) (c)	315,535	732,244
TMX Group Ltd. (b)	195,047	4,740,828
Torex Gold Resources, Inc. (c)	68,014	754,106
Toromont Industries Ltd.	62,839	5,532,844
Toronto-Dominion Bank	1,468,132	95,329,487
Tourmaline Oil Corp.	270,407	12,220,198
TransAlta Corp.	222,830	1,862,268
Vermilion Energy, Inc. (b)	89,181	1,080,101
Well Health Technologies Corp. (c)	35,771	104,443
Wesdome Gold Mines Ltd. (b) (c)	95,606	559,019
West Fraser Timber Co. Ltd.	45,571	3,917,737
Whitecap Resources, Inc. (b)	290,549	1,954,474
WSP Global, Inc. (b)	96,399	13,578,910
Xenon Pharmaceuticals, Inc. (c)	100,999	4,652,014
		1,710,836,382
CHILE — 0.1%
Antofagasta PLC	277,234	5,935,652
Lundin Mining Corp. (b)	594,442	4,886,813
		10,822,465
CHINA — 0.5%
BOC Aviation Ltd. (e)	321,100	2,454,959
BOC Hong Kong Holdings Ltd.	3,014,000	8,182,928
BOE Varitronix Ltd.	361,000	326,393
Budweiser Brewing Co. APAC Ltd. (e)	1,043,300	1,953,377
China Ruyi Holdings Ltd. (b) (c)	3,056,400	677,152
China Tobacco International HK Co. Ltd. (b)	288,000	364,032
China Traditional Chinese Medicine Holdings Co. Ltd.	3,296,000	1,658,859
China Youzan Ltd. (b) (c)	8,168,000	150,629
Chow Tai Fook Jewellery Group Ltd. (b)	982,200	1,461,624
ENN Energy Holdings Ltd.	449,500	3,309,993
Fosun International Ltd.	1,558,000	915,819
Gemdale Properties & Investment Corp. Ltd. (b)	6,298,000	225,834
HUTCHMED China Ltd. ADR (b) (c)	47,590	861,855
Inspur Digital Enterprise Technology Ltd. (b)	746,000	218,778
Kerry Logistics Network Ltd.	752,000	791,625
Nexteer Automotive Group Ltd.	320,000	202,035
Prosus NV	1,950,285	58,136,014
Security Description	Shares	Value
S-Enjoy Service Group Co. Ltd.	282,000	$113,760
Shandong Hi-Speed Holdings Group Ltd. (b) (c)	1,742,500	1,354,538
Shangri-La Asia Ltd. (c)	514,000	352,823
Towngas Smart Energy Co. Ltd. (b)	1,997,259	831,280
VSTECS Holdings Ltd.	882,000	496,994
Wharf Holdings Ltd. (b)	1,471,000	4,737,839
Wilmar International Ltd.	2,621,500	7,094,803
Zhongyu Energy Holdings Ltd. (b) (c)	277,000	203,266
		97,077,209
COLOMBIA — 0.0% (f)
Gran Tierra Energy, Inc. (c)	40,030	225,863
DENMARK — 2.6%
Ambu AS Class B (c)	275,022	4,287,317
AP Moller - Maersk AS Class A	2,079	3,690,742
AP Moller - Maersk AS Class B	5,236	9,419,345
Ascendis Pharma AS ADR (c)	28,052	3,533,149
Bavarian Nordic AS (c)	54,483	1,432,648
Better Collective AS (b) (c)	26,632	677,834
Carlsberg AS Class B	83,803	10,515,812
cBrain AS	32,508	1,295,821
Chemometec AS	9,349	537,526
Chr Hansen Holding AS	78,510	6,587,145
Coloplast AS Class B	70,130	8,022,755
D/S Norden AS	84,711	4,029,464
Danske Bank AS	612,013	16,360,613
Demant AS (c)	73,080	3,205,477
DSV AS	159,766	28,066,504
FLSmidth & Co. AS	147,694	6,285,643
Genmab AS (c)	43,972	14,041,901
GN Store Nord AS (c)	115,301	2,935,341
Green Hydrogen Systems AS (c)	114,986	102,916
H+H International AS Class B (c)	73,546	967,775
ISS AS	144,272	2,756,803
Jyske Bank AS	38,726	2,777,477
Netcompany Group AS (c) (e)	16,017	535,455
Novo Nordisk AS Class B	2,536,521	262,396,780
Novozymes AS Class B	175,713	9,662,672
Orsted AS (e)	162,991	9,040,363
Pandora AS	99,445	13,751,817
Ringkjoebing Landbobank AS	21,344	3,135,963
Royal Unibrew AS	33,090	2,211,933
Tryg AS	316,014	6,879,083
Vestas Wind Systems AS (c)	849,290	26,969,977
Zealand Pharma AS (c)	78,153	4,322,049
		470,436,100
EGYPT — 0.0% (f)
Centamin PLC	1,835,512	2,332,890

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
FINLAND — 0.9%
Cargotec OYJ Class B	52,761	$3,071,485
Citycon OYJ	125,829	722,785
Elisa OYJ	122,530	5,667,221
Fortum OYJ	361,914	5,221,236
F-Secure OYJ	68,110	153,109
Huhtamaki OYJ (b)	74,970	3,041,818
Kemira OYJ	79,185	1,468,650
Kesko OYJ Class B	241,122	4,774,421
Kone OYJ Class B	309,454	15,437,422
Konecranes OYJ	54,598	2,459,511
Mandatum OYJ (c)	354,424	1,593,464
Metsa Board OYJ Class B (b)	154,600	1,227,900
Metso OYJ	690,814	6,997,698
Neste OYJ	305,081	10,855,020
Nokia OYJ (a)	3,188,968	10,751,262
Nokia OYJ (a)	1,703,523	5,765,826
Nokian Renkaat OYJ (b)	89,172	813,445
Nordea Bank Abp (a)	2,579,864	31,927,508
Nordea Bank Abp (a)	36,421	451,650
Orion OYJ Class B	80,648	3,498,479
Outokumpu OYJ (b)	485,182	2,403,228
QT Group OYJ (b) (c)	24,648	1,756,168
Sampo OYJ Class A	354,424	15,507,890
Stora Enso OYJ Class R	452,780	6,264,548
Terveystalo OYJ (b) (e)	103,581	885,617
Tokmanni Group Corp.	93,079	1,503,224
UPM-Kymmene OYJ	415,305	15,625,595
Valmet OYJ (b)	138,714	4,000,847
Wartsila OYJ Abp	361,923	5,247,353
WithSecure OYJ (b) (c)	68,344	78,214
YIT OYJ (b)	100,354	220,049
		169,392,643
FRANCE — 7.6%
AB Science SA (b) (c)	14,496	56,926
Accor SA	284,025	10,855,690
Adevinta ASA (c)	109,975	1,217,168
Aeroports de Paris SA	26,197	3,391,594
Air France-KLM (c)	203,782	3,059,665
Air Liquide SA	387,431	75,375,081
Airbus SE	474,216	73,222,742
Alstom SA (b)	319,670	4,301,044
Alten SA	22,765	3,384,835
Arkema SA	33,638	3,827,297
Atos SE (b) (c)	68,651	534,639
AXA SA	1,519,502	49,499,498
BioMerieux	33,445	3,716,669
BNP Paribas SA	828,605	57,289,793
Bollore SE (b)	433,965	2,710,891
Bouygues SA	210,879	7,948,169
Bureau Veritas SA	185,389	4,683,547
Capgemini SE	125,761	26,221,510
Carmat SA (b) (c)	13,920	103,024
Carrefour SA	557,414	10,199,857
Casino Guichard Perrachon SA (b) (c)	111,997	96,933
Security Description	Shares	Value
CGG SA (c)	557,538	$368,299
Christian Dior SE	2,010	1,570,895
Cie de Saint-Gobain SA	397,796	29,292,097
Cie Generale des Etablissements Michelin SCA (b)	491,322	17,617,305
Cie Plastic Omnium SE	57,733	765,297
Covivio SA REIT	52,538	2,825,198
Credit Agricole SA	1,127,757	16,010,725
Danone SA	505,463	32,764,551
Dassault Aviation SA	16,906	3,346,599
Dassault Systemes SE	520,442	25,430,981
Edenred SE	272,326	16,286,663
Eiffage SA	42,025	4,503,952
Elior Group SA (b) (c) (e)	95,044	307,832
Elis SA	155,217	3,238,888
Engie SA	1,308,056	23,000,622
EssilorLuxottica SA	235,164	47,174,948
Eurazeo SE	40,383	3,205,163
Euroapi SA (c)	38,975	246,698
Eutelsat Communications SACA (b) (c)	77,213	362,497
Fnac Darty SA (a) (b)	27,675	840,708
Fnac Darty SA (a)	1,274	38,701
Forvia SE (a) (c)	75,514	1,703,366
Forvia SE (a) (b) (c)	14,596	333,111
Gaztransport Et Technigaz SA	17,548	2,324,190
Gecina SA REIT	33,661	4,093,917
Getlink SE (b)	326,881	5,981,442
Hermes International SCA	28,309	60,003,832
ICADE REIT	36,965	1,451,219
Imerys SA	31,330	985,655
Ipsen SA	28,273	3,369,908
Kering SA	59,824	26,367,751
Klepierre SA REIT (b)	152,607	4,160,489
La Francaise des Jeux SAEM (e)	89,034	3,229,861
Legrand SA	218,167	22,677,931
L'Oreal SA	195,691	97,417,051
LVMH Moet Hennessy Louis Vuitton SE	202,086	163,764,702
McPhy Energy SA (b) (c)	5,062	18,822
Nanobiotix SA (b) (c)	67,943	498,354
Nexans SA	78,545	6,876,106
Orange SA	1,471,237	16,746,083
Orpea SA (b) (c)	36,779	687
Pernod Ricard SA	168,250	29,690,717
Publicis Groupe SA	182,915	16,972,795
Renault SA	193,226	7,877,266
Rexel SA (b)	236,770	6,478,544
Rubis SCA	83,056	2,064,326
Safran SA	265,152	46,705,865
Sartorius Stedim Biotech	19,089	5,050,257
SCOR SE	147,242	4,303,743
SEB SA	22,794	2,845,272
Societe BIC SA	21,040	1,460,750

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Societe Generale SA	593,744	$15,757,502
Sodexo SA	80,645	8,874,599
SOITEC (c)	15,938	2,848,637
SPIE SA	109,965	3,437,682
Technip Energies NV	110,356	2,579,505
Teleperformance SE	47,131	6,874,954
Television Francaise 1 SA	94,431	744,275
Thales SA	80,705	11,941,748
TotalEnergies SE	1,800,255	122,500,959
Ubisoft Entertainment SA (c)	126,797	3,236,933
Unibail-Rodamco-Westfield CDI (c)	583,200	2,148,911
Unibail-Rodamco-Westfield REIT (b) (c)	69,996	5,174,327
Valeo SE	307,265	4,723,034
Vallourec SACA (c)	10,275	159,188
Valneva SE (b) (c)	112,849	588,389
Veolia Environnement SA	641,394	20,235,216
Vinci SA	383,428	48,158,066
Vivendi SE	883,005	9,438,083
Wendel SE	23,030	2,051,743
Worldline SA (c) (e)	196,793	3,406,461
		1,391,229,415
GERMANY — 6.5%
1&1 AG	33,619	673,669
adidas AG	157,481	32,036,733
ADLER Group SA (b) (c) (e)	47,979	28,090
Affimed NV (c)	448,160	280,100
AIXTRON SE	89,140	3,806,793
Allianz SE	311,629	83,289,114
Aroundtown SA (c)	845,948	2,312,830
Aurubis AG	23,015	1,887,951
BASF SE	706,723	38,081,651
Bayer AG	774,257	28,763,171
Bayerische Motoren Werke AG	253,762	28,250,471
Bayerische Motoren Werke AG Preference Shares	33,636	3,342,183
Bechtle AG	63,060	3,161,833
Beiersdorf AG	82,599	12,381,675
Bilfinger SE	99,280	3,818,698
BioNTech SE ADR (c)	63,223	6,672,555
Brenntag SE	125,622	11,548,303
CANCOM SE	42,446	1,386,009
Carl Zeiss Meditec AG	28,307	3,090,661
Ceconomy AG (c)	130,947	358,155
Cliq Digital AG	4,407	96,780
Commerzbank AG	738,240	8,774,747
CompuGroup Medical SE & Co. KGaA	31,698	1,327,076
Continental AG	83,650	7,107,714
Covestro AG (c) (e)	144,680	8,419,359
CTS Eventim AG & Co. KGaA	36,822	2,546,282
CureVac NV (b) (c)	37,607	158,325
Daimler Truck Holding AG	368,327	13,841,801
Deutsche Bank AG	1,633,448	22,309,460
Security Description	Shares	Value
Deutsche Boerse AG	142,876	$29,434,921
Deutsche Lufthansa AG (c)	548,836	4,879,275
Deutsche Pfandbriefbank AG (b) (e)	165,309	1,131,260
Deutsche Post AG	746,730	36,999,786
Deutsche Telekom AG	2,664,456	64,016,594
Deutz AG	95,125	504,383
Duerr AG	36,855	870,420
DWS Group GmbH & Co. KGaA (e)	26,450	1,016,786
E.ON SE	1,803,824	24,210,022
Encavis AG (c)	128,665	2,215,804
Evonik Industries AG	96,509	1,972,261
Evotec SE (c)	94,230	2,215,060
Fielmann Group AG	20,916	1,123,821
Fraport AG Frankfurt Airport Services Worldwide (c)	41,956	2,537,945
Freenet AG	104,679	2,930,157
Fresenius Medical Care AG	173,658	7,281,917
Fresenius SE & Co. KGaA	326,474	10,123,152
FUCHS SE	43,558	1,561,376
FUCHS SE Preference Shares	54,636	2,432,253
GEA Group AG	142,164	5,918,893
Gerresheimer AG	33,551	3,496,811
Grand City Properties SA (c)	96,185	1,081,633
Grenke AG	20,918	578,832
Hamborner REIT AG	406,544	3,058,295
Hannover Rueck SE	47,332	11,309,310
Hapag-Lloyd AG (b) (e)	17,737	2,645,079
Heidelberg Materials AG	115,131	10,293,907
HelloFresh SE (c)	103,570	1,637,187
Henkel AG & Co. KGaA	89,273	6,408,031
Henkel AG & Co. KGaA Preference Shares	159,360	12,826,059
Hensoldt AG	5,543	149,403
HOCHTIEF AG	12,578	1,393,597
Hugo Boss AG	52,491	3,911,613
Hypoport SE (c)	3,380	660,121
Infineon Technologies AG	1,034,841	43,210,588
Jenoptik AG	40,215	1,263,405
Jumia Technologies AG ADR (c)	100,239	353,844
Jungheinrich AG Preference Shares	36,822	1,351,238
K&S AG	170,248	2,691,203
KION Group AG	67,345	2,876,764
Knorr-Bremse AG	51,384	3,337,567
Krones AG	12,505	1,544,366
Lanxess AG	73,452	2,301,907
LEG Immobilien SE (c)	52,512	4,601,146
Mercedes-Benz Group AG	621,985	42,976,592
Merck KGaA	113,874	18,126,473
METRO AG (c)	130,947	912,745
MorphoSys AG (c)	17,776	667,633
MTU Aero Engines AG	41,912	9,039,703

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	110,863	$45,936,557
Nemetschek SE	41,881	3,630,787
New Work SE	1,961	170,698
Nordex SE (c)	80,462	924,377
Norma Group SE	38,850	687,938
Patrizia SE	61,359	555,798
Pfeiffer Vacuum Technology AG	5,197	885,242
Porsche Automobil Holding SE Preference Shares	141,191	7,224,376
ProSiebenSat.1 Media SE	178,882	1,093,530
Puma SE	73,873	4,122,625
Rational AG	2,083	1,609,540
Rheinmetall AG	33,586	10,647,924
RWE AG	542,477	24,677,003
Salzgitter AG	80,790	2,498,851
SAP SE	838,850	129,247,157
Sartorius AG Preference Shares	31,818	11,711,233
Schaeffler AG Preference Shares	131,594	813,319
Scout24 SE (e)	49,392	3,500,626
Siemens AG	566,588	106,349,786
Siemens Energy AG (c)	327,834	4,345,703
Siemens Healthineers AG (e)	215,401	12,515,788
Siltronic AG	15,776	1,541,415
Sixt SE	8,880	992,700
Sixt SE Preference Shares	12,582	932,603
Stabilus SE	17,895	1,219,668
Stroeer SE & Co. KGaA	31,952	1,897,148
Suedzucker AG	54,538	854,882
Symrise AG	99,447	10,945,867
TAG Immobilien AG (c)	137,492	2,004,064
Talanx AG	50,913	3,635,984
TeamViewer SE (c) (e)	77,423	1,202,486
Telefonica Deutschland Holding AG	409,973	1,065,166
thyssenkrupp AG	417,289	2,909,569
TUI AG (c)	499,240	3,895,694
Uniper SE (c)	8,160	522,786
United Internet AG	49,391	1,257,057
Varta AG (b) (c)	21,142	484,606
Vitesco Technologies Group AG Class A (c)	16,344	1,696,572
Volkswagen AG	24,289	3,178,114
Volkswagen AG Preference Shares	142,995	17,659,866
Vonovia SE	630,050	19,863,407
Wacker Chemie AG	12,503	1,578,648
Zalando SE (c) (e)	139,847	3,313,639
		1,183,634,126
GHANA — 0.0% (f)
Tullow Oil PLC (b) (c)	1,450,442	719,640
Security Description	Shares	Value
GUATEMALA — 0.0% (f)
Millicom International Cellular SA SDR (c)	47,625	$851,809
HONG KONG — 1.5%
AIA Group Ltd.	9,215,800	80,313,911
Alliance International Education Leasing Holdings Ltd. (b) (c) (e)	480,000	68,848
ASMPT Ltd.	202,900	1,935,833
Bank of East Asia Ltd.	1,096,099	1,353,183
Cafe de Coral Holdings Ltd.	140,000	161,541
Cathay Pacific Airways Ltd. (b) (c)	1,655,000	1,729,489
Champion REIT	1,702,000	534,017
Chow Sang Sang Holdings International Ltd.	508,000	584,211
CK Asset Holdings Ltd.	831,531	4,174,401
CK Infrastructure Holdings Ltd.	287,500	1,590,564
CLP Holdings Ltd.	992,000	8,187,743
Dah Sing Banking Group Ltd.	658,125	424,784
Dah Sing Financial Holdings Ltd.	46,885	96,069
DFI Retail Group Holdings Ltd. (b)	480,600	1,153,440
Fortune Real Estate Investment Trust	1,781,000	1,131,293
Futu Holdings Ltd. ADR (c)	54,795	2,993,451
Haitong International Securities Group Ltd. (c)	2,265,508	438,099
Hang Lung Group Ltd.	1,790,000	2,439,070
Hang Lung Properties Ltd.	2,006,000	2,795,049
Hang Seng Bank Ltd.	657,300	7,664,312
Henderson Land Development Co. Ltd.	215,869	664,867
HK Electric Investments & HK Electric Investments Ltd. Stapled Security	2,350,500	1,417,786
HKBN Ltd.	842,000	376,329
HKT Trust & HKT Ltd. Stapled Security	207,900	248,142
Hong Kong & China Gas Co. Ltd.	6,885,625	5,273,199
Hong Kong Exchanges & Clearing Ltd.	997,439	34,233,456
Hong Kong Technology Venture Co. Ltd. (c)	1,545,000	524,329
Hongkong Land Holdings Ltd.	1,661,300	5,781,324
Hysan Development Co. Ltd.	377,841	750,016
Jardine Matheson Holdings Ltd.	183,905	7,578,725
Johnson Electric Holdings Ltd.	112,537	178,709
Kerry Properties Ltd.	764,500	1,398,091
Link REIT	2,430,620	13,649,485
LK Technology Holdings Ltd.	92,500	59,704

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Long Well International Holdings Ltd. (c) (d)	3,424,000	$—
Luk Fook Holdings International Ltd.	132,000	354,150
Man Wah Holdings Ltd.	834,000	571,412
Melco International Development Ltd. (b) (c)	229,000	160,418
Melco Resorts & Entertainment Ltd. ADR (c)	117,270	1,040,185
Modern Dental Group Ltd.	756,000	416,313
MTR Corp. Ltd.	411,888	1,598,274
New World Development Co. Ltd. (b)	631,129	979,604
NWS Holdings Ltd.	1,792,000	1,689,061
Pacific Basin Shipping Ltd.	7,247,000	2,385,179
Pacific Textiles Holdings Ltd.	1,761,000	304,455
PAX Global Technology Ltd.	1,661,000	1,286,929
PCCW Ltd.	1,977,875	1,053,712
Perfect Medical Health Management Ltd.	1,438,000	607,718
Power Assets Holdings Ltd.	548,500	3,178,519
Prosperity REIT	1,842,000	327,894
Prudential PLC	2,041,857	23,093,448
Realord Group Holdings Ltd. (b) (c)	550,000	385,987
Shun Tak Holdings Ltd. (c)	760,000	98,302
Sino Land Co. Ltd.	6,928,132	7,532,748
Sun Hung Kai Properties Ltd.	1,117,509	12,085,936
Sunlight Real Estate Investment Trust	1,542,000	430,497
Swire Pacific Ltd. Class A	25,500	215,860
Swire Pacific Ltd. Class B	892,500	1,168,123
Swire Properties Ltd.	1,030,400	2,084,935
Techtronic Industries Co. Ltd.	1,020,000	12,154,753
Value Partners Group Ltd.	402,000	110,172
Vitasoy International Holdings Ltd.	230,000	229,159
Viva Goods Company Ltd. (c)	1,280,000	147,531
VTech Holdings Ltd.	198,900	1,201,009
Wharf Real Estate Investment Co. Ltd.	1,349,000	4,560,847
Yue Yuen Industrial Holdings Ltd.	921,500	1,019,621
Yuexiu Real Estate Investment Trust (b)	421,000	67,933
Zhuguang Holdings Group Co. Ltd. (c)	3,808,000	102,411
		274,546,565
INDONESIA — 0.0% (f)
First Pacific Co. Ltd.	3,780,000	1,505,504
IRELAND — 0.3%
AerCap Holdings NV (c)	65,085	4,837,117
AIB Group PLC	874,804	3,749,447
Amarin Corp. PLC ADR (b) (c)	228,200	198,534
Bank of Ireland Group PLC	727,582	6,605,000
Security Description	Shares	Value
C&C Group PLC	415,531	$808,351
Dalata Hotel Group PLC (b)	401,784	2,050,498
Fineos Corp. Ltd. CDI (c)	130,472	170,042
Glanbia PLC (b)	99,467	1,638,255
Greencore Group PLC (c)	342,817	421,509
Kerry Group PLC Class A	122,448	10,639,725
Kingspan Group PLC	115,142	9,971,823
Ryanair Holdings PLC ADR (b) (c)	98,991	13,201,440
Smurfit Kappa Group PLC	154,135	6,109,117
		60,400,858
ISRAEL — 0.6%
Airport City Ltd. (c)	49,327	847,938
Alony Hetz Properties & Investments Ltd.	111,402	916,052
Amot Investments Ltd.	141,514	765,557
Ashdod Refinery Ltd. (c)	7,106	158,839
Bank Hapoalim BM	841,778	7,599,823
Bank Leumi Le-Israel BM	1,066,866	8,624,641
Bezeq The Israeli Telecommunication Corp. Ltd.	1,707,272	2,335,533
Check Point Software Technologies Ltd. (c)	101,582	15,520,714
Compugen Ltd. (b) (c)	98,160	194,357
Elbit Systems Ltd.	19,454	4,149,149
Electra Ltd.	1,462	623,956
Enlight Renewable Energy Ltd. (c)	62,832	1,224,047
First International Bank Of Israel Ltd.	40,352	1,656,260
Gav-Yam Lands Corp. Ltd.	68,942	564,420
Global-e Online Ltd. (b) (c)	28,155	1,115,783
Harel Insurance Investments & Financial Services Ltd.	88,882	700,511
ICL Group Ltd.	353,080	1,795,355
Isracard Ltd.	41,456	147,823
Israel Discount Bank Ltd. Class A	910,797	4,578,140
Kornit Digital Ltd. (c)	145,560	2,788,930
Melisron Ltd.	15,927	1,238,457
Mivne Real Estate KD Ltd.	455,484	1,359,786
Mizrahi Tefahot Bank Ltd.	114,896	4,467,061
Nano Dimension Ltd. ADR (b) (c)	131,763	316,231
Nice Ltd. (c)	49,342	9,990,628
Nova Ltd. (c)	20,507	2,858,873
Oramed Pharmaceuticals, Inc. (b) (c)	43,920	101,455
Paz Oil Co. Ltd.	7,148	601,671
Phoenix Holdings Ltd.	111,687	1,136,752
Plus500 Ltd.	82,530	1,749,629
Radware Ltd. (c)	31,394	523,652
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,475	474,952

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Reit 1 Ltd.	1,050,948	$4,891,524
Sapiens International Corp. NV	20,422	604,567
Scinai Immunotherapeutics Ltd. ADR (c)	29	17
Shapir Engineering & Industry Ltd.	109,134	703,435
Shikun & Binui Ltd. (c)	193,526	549,262
Shufersal Ltd. (c)	1,203,922	5,767,351
Sisram Medical Ltd. (b) (e)	297,600	200,470
Strauss Group Ltd. (c)	283,966	5,363,250
Teva Pharmaceutical Industries Ltd. ADR (c)	863,235	9,012,173
Tower Semiconductor Ltd. (c)	83,573	2,569,227
Wix.com Ltd. (c)	33,432	4,112,805
ZIM Integrated Shipping Services Ltd. (b)	58,807	580,425
		115,481,481
ITALY — 2.1%
A2A SpA	1,175,941	2,414,847
AMCO - Asset Management Co. SpA Class B (b) (c) (d)	97	—
Amplifon SpA	65,160	2,255,822
Anima Holding SpA (e)	218,937	968,846
Assicurazioni Generali SpA	934,668	19,725,552
Azimut Holding SpA	84,367	2,203,154
Banca Generali SpA (b)	57,742	2,145,718
Banca IFIS SpA	154,533	2,680,067
Banca Mediolanum SpA	197,117	1,858,239
Banca Monte dei Paschi di Siena SpA (c)	93	313
Banca Popolare di Sondrio SpA	580,228	3,755,961
Banco BPM SpA	807,228	4,263,239
BFF Bank SpA (e)	231,987	2,644,649
Biesse SpA	8,462	118,714
BPER Banca	1,110,353	3,711,545
Brembo SpA	354,739	4,349,674
Brunello Cucinelli SpA	26,595	2,602,906
Buzzi SpA	90,589	2,755,904
Coca-Cola HBC AG	135,511	3,981,873
Davide Campari-Milano NV	414,536	4,677,625
De' Longhi SpA	58,588	1,975,231
DiaSorin SpA	19,032	1,960,250
Enav SpA (e)	195,576	742,324
Enel SpA	5,912,287	43,953,688
Eni SpA	1,900,926	32,228,623
ERG SpA	42,297	1,348,437
Esprinet SpA (b)	321,536	1,951,740
Ferrari NV	84,793	28,587,046
FinecoBank Banca Fineco SpA	309,441	4,643,680
Hera SpA	580,198	1,904,802
Immobiliare Grande Distribuzione SIIQ SpA REIT	422,560	1,075,930
Security Description	Shares	Value
Infrastrutture Wireless Italiane SpA (e)	184,283	$2,330,856
Interpump Group SpA	158,016	8,181,271
Intesa Sanpaolo SpA	13,256,793	38,711,726
Iren SpA	2,391,842	5,212,959
Italgas SpA	259,222	1,483,291
Iveco Group NV (c)	160,296	1,442,420
Leonardo SpA	568,875	9,385,271
Mediobanca Banca di Credito Finanziario SpA	335,987	4,158,714
MFE-MediaForEurope NV Class A	345,235	899,256
MFE-MediaForEurope NV Class B (b)	115,661	417,408
Moncler SpA	127,493	7,844,518
Nexi SpA (c) (e)	193,342	1,581,738
Pirelli & C SpA (e)	313,839	1,708,104
Poste Italiane SpA (e)	226,573	2,571,667
PRADA SpA	317,600	1,816,066
Prysmian SpA	163,198	7,421,992
Recordati Industria Chimica e Farmaceutica SpA	125,625	6,776,221
Reply SpA	68,406	9,029,981
Saipem SpA (c)	16,296	26,462
Salvatore Ferragamo SpA (b)	54,465	734,612
Snam SpA	1,733,219	8,912,466
Technogym SpA (b) (e)	138,941	1,391,307
Telecom Italia SpA (a) (b) (c)	11,558,663	3,756,428
Telecom Italia SpA (a) (c)	3,124,141	1,045,333
Terna - Rete Elettrica Nazionale	1,132,687	9,451,737
UniCredit SpA	1,574,974	42,738,070
Unipol Gruppo SpA	290,757	1,657,956
UnipolSai Assicurazioni SpA	3,349	8,361
Wizz Air Holdings PLC (c) (e)	67,842	1,912,182
Zignago Vetro SpA	315,107	4,963,664
		375,058,436
JAPAN — 21.4%
ABC-Mart, Inc.	28,500	498,315
Acom Co. Ltd.	519,100	1,297,198
Activia Properties, Inc. REIT	169	465,715
ADEKA Corp.	22,400	456,008
Advance Residence Investment Corp. REIT	419	939,169
Advanced Media, Inc. (b)	6,800	91,499
Advantest Corp.	724,500	24,651,912
Aeon Co. Ltd.	995,620	22,252,792
AEON Financial Service Co. Ltd.	147,000	1,319,017
Aeon Mall Co. Ltd. (b)	22,100	277,778
AEON REIT Investment Corp.	545	546,624
AGC, Inc. (b)	202,200	7,509,712
Aica Kogyo Co. Ltd.	13,300	321,887
Aiming, Inc. (c)	159,500	282,842
Ain Holdings, Inc.	6,000	190,410
Air Water, Inc.	202,200	2,763,075

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Aisin Corp.	128,200	$4,485,818
Ajinomoto Co., Inc.	519,900	20,061,399
Akita Bank Ltd.	16,555	223,231
Alconix Corp.	7,800	73,585
Alfresa Holdings Corp.	204,000	3,467,768
Alps Alpine Co. Ltd.	203,000	1,768,942
Amada Co. Ltd.	317,900	3,314,747
Amano Corp.	23,000	545,226
ANA Holdings, Inc. (c)	113,800	2,470,052
AnGes, Inc. (b) (c)	38,900	19,867
Anritsu Corp.	34,000	328,110
Aoyama Trading Co. Ltd.	2,100	22,090
Aozora Bank Ltd. (b)	131,700	2,861,378
Arcs Co. Ltd.	21,600	426,239
ARE Holdings, Inc.	33,200	459,450
As One Corp. (b)	10,000	397,219
Asahi Group Holdings Ltd.	493,336	18,399,494
Asahi Intecc Co. Ltd.	170,500	3,469,139
Asahi Kasei Corp.	1,046,950	7,715,854
Asics Corp.	203,400	6,374,104
Astellas Pharma, Inc.	1,760,700	21,056,463
Atom Corp. (b) (c)	736,400	4,789,891
Awa Bank Ltd.	2,310	38,637
Azbil Corp.	94,000	3,111,108
Bandai Namco Holdings, Inc.	584,000	11,708,583
Bank of Iwate Ltd.	204,955	3,635,923
BASE, Inc. (b) (c)	61,500	106,441
BayCurrent Consulting, Inc.	210,100	7,378,388
Benefit One, Inc. (b)	24,500	368,856
Benesse Holdings, Inc.	35,900	663,862
Bic Camera, Inc.	170,500	1,625,422
BIPROGY, Inc.	19,300	604,408
Bridgestone Corp. (b)	463,965	19,219,433
Brother Industries Ltd.	203,200	3,243,734
Calbee, Inc.	15,800	317,558
Can Do Co. Ltd. (b)	5,300	102,895
Canon Marketing Japan, Inc. (b)	48,900	1,483,164
Canon, Inc. (b)	996,816	25,595,644
Capcom Co. Ltd.	109,700	3,545,135
Carenet, Inc. (b)	136,000	1,058,249
Casio Computer Co. Ltd.	528,800	4,589,210
CellSource Co. Ltd. (b)	9,100	82,557
Central Japan Railway Co.	844,000	21,456,207
Change Holdings, Inc. (b)	51,600	519,733
Chiba Bank Ltd. (b)	508,450	3,673,261
Chubu Electric Power Co., Inc.	522,665	6,752,974
Chugai Pharmaceutical Co. Ltd.	604,640	22,910,958
Chugin Financial Group, Inc.	202,200	1,436,397
Chugoku Electric Power Co., Inc.	202,700	1,447,138
Citizen Watch Co. Ltd.	205,100	1,223,500
CKD Corp.	26,100	470,237
Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc.	201,800	$2,897,887
COLOPL, Inc.	2,000	8,384
Colowide Co. Ltd.	2,400	37,827
Comforia Residential REIT, Inc.	127	285,565
COMSYS Holdings Corp.	32,900	725,770
Concordia Financial Group Ltd.	1,047,100	4,787,634
Cosmo Energy Holdings Co. Ltd.	59,500	2,391,311
Cosmos Pharmaceutical Corp.	6,000	693,077
Credit Saison Co. Ltd.	522,700	9,637,953
Creek & River Co. Ltd.	9,600	149,672
CrowdWorks, Inc. (c)	51,500	462,470
Cyber Security Cloud, Inc. (c)	31,300	485,108
CyberAgent, Inc.	181,100	1,136,981
Dai Nippon Printing Co. Ltd.	154,500	4,573,191
Daicel Corp.	206,100	1,996,968
Daido Steel Co. Ltd.	42,500	452,493
Daifuku Co. Ltd.	292,400	5,916,236
Dai-ichi Life Holdings, Inc.	894,000	18,973,244
Daiichi Sankyo Co. Ltd.	1,567,095	43,040,090
Daiichikosho Co. Ltd.	30,000	443,999
Daikin Industries Ltd.	229,510	37,418,693
Daio Paper Corp. (b)	41,700	332,168
Daiseki Co. Ltd.	21,720	603,162
Daishi Hokuetsu Financial Group, Inc.	1,517	41,266
Daito Trust Construction Co. Ltd.	43,155	5,004,854
Daiwa House Industry Co. Ltd.	526,300	15,948,032
Daiwa House REIT Investment Corp.	1,910	3,410,037
Daiwa Office Investment Corp. REIT	92	433,962
Daiwa Securities Group, Inc.	2,066,350	13,911,000
Daiwa Securities Living Investments Corp. REIT	570	421,698
Daiwabo Holdings Co. Ltd.	40,000	875,869
DCM Holdings Co. Ltd.	49,200	451,238
Demae-Can Co. Ltd. (b) (c)	1,200	4,273
DeNA Co. Ltd. (b)	202,800	1,980,817
Denka Co. Ltd.	7,000	123,932
Denso Corp.	1,774,340	26,769,905
Dentsu Group, Inc. (b)	204,000	5,235,296
Descente Ltd.	37,600	992,141
Dexerials Corp. (b)	53,900	1,577,468
DIC Corp.	36,700	721,479
Digital Garage, Inc. (b)	12,500	324,957
Dip Corp.	32,300	735,445
Disco Corp.	69,200	17,169,925
DMG Mori Co. Ltd. (b)	27,200	521,021
Dowa Holdings Co. Ltd.	4,400	160,794
Duskin Co. Ltd.	18,300	434,979

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
East Japan Railway Co.	321,100	$18,514,838
Ebara Corp. (b)	54,300	3,215,324
Eisai Co. Ltd.	208,651	10,436,990
Electric Power Development Co. Ltd.	196,200	3,184,875
EM Systems Co. Ltd. (b)	32,700	161,668
en Japan, Inc.	33,700	651,387
ENEOS Holdings, Inc.	2,551,000	10,140,306
eRex Co. Ltd. (b)	100,700	557,857
euglena Co. Ltd. (b) (c)	458,400	2,266,313
EXEO Group, Inc.	12,400	275,741
Ezaki Glico Co. Ltd. (b)	48,500	1,436,285
FAN Communications, Inc.	5,200	14,606
Fancl Corp.	16,900	284,224
FANUC Corp.	820,775	24,143,523
Fast Retailing Co. Ltd.	150,700	37,402,419
Feed One Co. Ltd.	733,880	4,242,532
Financial Partners Group Co. Ltd.	207,200	2,472,056
FINDEX, Inc.	188,900	1,380,104
Fixstars Corp.	7,700	70,511
Focus Systems Corp.	13,300	93,868
Food & Life Cos. Ltd.	27,000	554,823
Foster Electric Co. Ltd.	316,400	2,358,749
FP Corp.	11,600	244,457
Freee KK (b) (c)	3,100	67,176
Fronteo, Inc. (b) (c)	12,000	52,944
Frontier Real Estate Investment Corp. REIT	177	543,630
Fuji Corp.	29,600	509,150
Fuji Electric Co. Ltd.	102,400	4,408,183
Fuji Kyuko Co. Ltd.	11,500	344,233
Fuji Oil Holdings, Inc.	20,000	344,375
Fuji Seal International, Inc.	17,500	212,761
Fuji Soft, Inc. (b)	21,600	905,490
FUJIFILM Holdings Corp.	399,410	24,004,830
Fujikura Ltd.	180,500	1,388,511
Fujitec Co. Ltd. (b)	30,500	773,642
Fujitsu General Ltd.	23,800	391,321
Fujitsu Ltd.	140,551	21,210,260
Fukuoka Financial Group, Inc.	143,234	3,380,192
Fukuoka REIT Corp.	10	12,151
Fukuyama Transporting Co. Ltd.	9,000	258,867
Funai Soken Holdings, Inc. (b)	41,400	752,941
Furukawa Electric Co. Ltd.	205,455	3,230,910
Fuyo General Lease Co. Ltd.	10,000	868,563
GA Technologies Co. Ltd. (c)	15,300	142,495
Gakujo Co. Ltd.	17,400	223,023
giftee, Inc. (b) (c)	33,500	431,522
Glory Ltd.	15,000	286,424
GLP J-Reit	3,176	3,165,187
GMO internet group, Inc.	26,400	479,949
GMO Payment Gateway, Inc.	31,600	2,196,175
GNI Group Ltd. (c)	36,900	740,722
Security Description	Shares	Value
Godo Steel Ltd.	52,000	$1,700,383
Goldwin, Inc. (b)	31,600	2,271,712
GS Yuasa Corp.	74,100	1,043,329
Gumi, Inc. (b)	595,000	1,869,662
GungHo Online Entertainment, Inc. (b)	8,100	135,105
Gunma Bank Ltd.	321,700	1,574,500
Gurunavi, Inc. (c)	5,200	10,070
H.U. Group Holdings, Inc.	20,000	377,855
Hachijuni Bank Ltd.	517,200	2,882,423
Hakuhodo DY Holdings, Inc.	206,600	1,583,425
Hamamatsu Photonics KK	203,000	8,351,539
Hankyu Hanshin Holdings, Inc.	207,700	6,613,458
Hankyu Hanshin REIT, Inc.	3,188	3,143,226
Hanwa Co. Ltd.	18,700	662,551
Harmonic Drive Systems, Inc. (b)	10,200	300,979
Haseko Corp.	207,000	2,689,913
Hazama Ando Corp.	162,500	1,286,353
Heiwa Real Estate REIT, Inc. (b)	772	737,063
Hikari Tsushin, Inc.	17,600	2,918,769
Hino Motors Ltd. (c)	203,700	669,560
Hirogin Holdings, Inc.	197,000	1,261,398
Hirose Electric Co. Ltd.	22,240	2,518,525
HIS Co. Ltd. (b) (c)	46,700	603,211
Hisamitsu Pharmaceutical Co., Inc.	23,800	727,776
Hitachi Construction Machinery Co. Ltd.	77,600	2,051,463
Hitachi Ltd.	710,795	51,275,253
Hitachi Zosen Corp.	134,100	891,273
Hokkoku Financial Holdings, Inc.	16,555	542,517
Hokuhoku Financial Group, Inc.	28,600	309,066
Hokuriku Electric Power Co. (c)	204,600	1,064,651
Honda Motor Co. Ltd.	4,133,625	42,984,070
Horiba Ltd.	47,800	3,739,779
Hoshino Resorts REIT, Inc.	98	393,446
Hoshizaki Corp.	86,100	3,151,951
House Foods Group, Inc.	12,000	265,144
Hoya Corp.	318,506	39,818,898
Hulic Co. Ltd. (b)	468,700	4,908,750
Hulic Reit, Inc.	1,701	1,800,179
Hyakugo Bank Ltd.	202,550	767,213
Ibiden Co. Ltd.	172,300	9,551,174
IBJ, Inc.	17,100	86,119
Ichigo Office REIT Investment Corp.	10,491	6,139,222
Idemitsu Kosan Co. Ltd.	909,470	4,951,186
IHI Corp. (b)	139,900	2,739,849
Iida Group Holdings Co. Ltd.	188,600	2,824,719
Iino Kaiun Kaisha Ltd.	158,000	1,330,302
Inaba Denki Sangyo Co. Ltd.	23,600	569,159

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Industrial & Infrastructure Fund Investment Corp. REIT	160	$158,434
I-NE Co. Ltd. (b)	42,800	745,919
Infomart Corp. (b)	1,042,600	3,668,106
INFRONEER Holdings, Inc.	135,812	1,352,051
Inpex Corp. (b)	736,500	9,949,385
Intage Holdings, Inc. (b)	268,600	3,096,007
Internet Initiative Japan, Inc.	46,000	941,013
Invincible Investment Corp. REIT	5,020	2,172,081
IR Japan Holdings Ltd. (b)	3,600	38,763
Iriso Electronics Co. Ltd.	4,400	115,477
Isetan Mitsukoshi Holdings Ltd. (b)	319,200	3,473,208
Istyle, Inc. (b) (c)	751,500	2,212,175
Isuzu Motors Ltd.	712,300	9,175,321
ITmedia, Inc.	9,100	63,128
Ito En Ltd.	8,200	249,059
ITOCHU Corp. (b)	1,107,150	45,289,644
Itoham Yonekyu Holdings, Inc.	29,100	795,719
Iwatani Corp.	18,400	839,603
Iyogin Holdings, Inc. (b)	207,900	1,396,814
Izumi Co. Ltd.	6,100	156,589
J Front Retailing Co. Ltd.	202,600	1,843,778
Jade Group, Inc. (c)	26,200	392,498
JAFCO Group Co. Ltd.	41,100	481,026
Jamco Corp. (b) (c)	89,400	1,007,637
Japan Airlines Co. Ltd.	144,100	2,836,413
Japan Airport Terminal Co. Ltd.	63,900	2,815,172
Japan Elevator Service Holdings Co. Ltd.	51,200	849,096
Japan Excellent, Inc. REIT (b)	2,028	1,803,881
Japan Exchange Group, Inc.	524,100	11,089,447
Japan Hotel REIT Investment Corp.	3,177	1,559,430
Japan Logistics Fund, Inc. REIT	37	75,060
Japan Metropolitan Fund Invest REIT	5,475	3,957,317
Japan Petroleum Exploration Co. Ltd.	98,900	3,675,954
Japan Post Bank Co. Ltd.	1,158,500	11,800,298
Japan Post Holdings Co. Ltd.	1,786,600	15,961,290
Japan Post Insurance Co. Ltd.	137,100	2,435,086
Japan Prime Realty Investment Corp. REIT (b)	120	297,915
Japan Real Estate Investment Corp. REIT	770	3,189,672
Japan Steel Works Ltd.	31,100	540,467
Japan Tobacco, Inc. (b)	904,000	23,372,677
JCR Pharmaceuticals Co. Ltd. (b)	24,400	202,843
Jeol Ltd.	15,300	671,776
Security Description	Shares	Value
JFE Holdings, Inc.	524,810	$8,143,154
JGC Holdings Corp.	203,900	2,353,860
JMDC, Inc.	24,400	737,815
JSR Corp.	341,900	9,749,170
JTEKT Corp.	204,900	1,734,630
Justsystems Corp.	13,100	304,316
Kadokawa Corp.	46,800	953,063
Kagome Co. Ltd. (b)	11,700	260,507
Kajima Corp.	381,037	6,369,086
Kakaku.com, Inc.	206,300	2,554,971
Kaken Pharmaceutical Co. Ltd.	36,900	878,135
Kamakura Shinsho Ltd. (b)	128,900	505,616
Kamigumi Co. Ltd.	18,400	439,313
Kaneka Corp.	7,600	193,100
Kansai Electric Power Co., Inc.	1,045,400	13,881,322
Kansai Paint Co. Ltd.	206,300	3,525,157
Kao Corp.	492,200	20,249,397
Kaonavi, Inc. (c)	5,800	92,566
Katitas Co. Ltd.	20,300	315,199
Kawasaki Heavy Industries Ltd.	155,800	3,446,873
Kawasaki Kisen Kaisha Ltd.	188,500	8,089,268
KDDI Corp.	1,392,300	44,303,148
KDX Realty Investment Corp. REIT	863	984,327
Keihan Holdings Co. Ltd. (b)	22,700	593,504
Keikyu Corp.	208,000	1,901,036
Keio Corp.	83,800	2,638,588
Keisei Electric Railway Co. Ltd.	204,100	9,647,627
Kewpie Corp.	135,000	2,379,114
Key Coffee, Inc.	16,100	238,222
Keyence Corp.	149,900	66,050,418
Kikkoman Corp.	156,000	9,553,866
Kinden Corp.	43,500	739,296
Kintetsu Group Holdings Co. Ltd.	119,410	3,787,782
Kirin Holdings Co. Ltd. (b)	727,500	10,661,193
Kiyo Bank Ltd.	528,100	5,914,810
KNT-CT Holdings Co. Ltd. (b) (c)	71,300	649,377
Kobayashi Pharmaceutical Co. Ltd.	14,300	688,729
Kobe Bussan Co. Ltd.	127,000	3,752,887
Kobe Steel Ltd.	317,899	4,114,106
Koei Tecmo Holdings Co. Ltd. (b)	42,120	480,565
Koito Manufacturing Co. Ltd.	176,500	2,751,162
Kokuyo Co. Ltd.	171,300	2,787,361
Komatsu Ltd.	895,220	23,418,722
Konami Group Corp.	87,100	4,561,351
Konica Minolta, Inc. (b) (c)	847,575	2,481,763
Kosaido Holdings Co. Ltd. (b)	396,500	2,137,466
Kose Corp.	10,300	772,610
Kotobuki Spirits Co. Ltd.	48,000	735,764

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
K's Holdings Corp.	202,600	$1,898,387
Kubota Corp. (b)	1,064,450	16,025,643
Kuraray Co. Ltd.	317,500	3,210,358
Kureha Corp.	24,000	490,282
Kurita Water Industries Ltd.	174,310	6,825,019
Kusuri No. Aoki Holdings Co. Ltd.	21,000	477,706
Kyocera Corp.	1,155,400	16,866,316
Kyoritsu Maintenance Co. Ltd.	1,200	50,986
Kyoto Financial Group, Inc.	255,600	3,982,305
Kyowa Kirin Co. Ltd.	204,100	3,431,104
Kyudenko Corp.	8,200	295,824
Kyushu Electric Power Co., Inc. (c)	320,000	2,317,492
Kyushu Financial Group, Inc.	203,900	1,178,449
Kyushu Railway Co.	107,900	2,377,964
LaSalle Logiport REIT	298	321,294
Lasertec Corp.	65,300	17,216,634
Lawson, Inc.	12,900	666,412
Leopalace21 Corp. (c)	1,600	4,857
LIFENET INSURANCE Co. (b) (c)	135,000	1,125,160
LIKE, Inc.	6,200	64,296
Lion Corp. (b)	202,400	1,878,567
Lixil Corp.	204,200	2,549,965
LY Corp.	3,537,700	12,539,287
M3, Inc.	459,300	7,600,702
Mabuchi Motor Co. Ltd.	85,800	1,423,508
Macnica Holdings, Inc.	52,300	2,758,938
Makita Corp.	205,400	5,667,513
Mani, Inc.	21,000	317,875
Marubeni Corp.	1,699,650	26,866,719
Maruha Nichiro Corp.	10,200	200,846
Marui Group Co. Ltd.	204,500	3,429,850
Maruichi Steel Tube Ltd.	65,500	1,704,635
MatsukiyoCocokara & Co.	307,680	5,449,546
Matsuya Co. Ltd. (b)	522,700	3,492,576
Mazda Motor Corp.	525,300	5,676,653
McDonald's Holdings Co. Japan Ltd. (b)	61,600	2,669,712
Mebuki Financial Group, Inc.	726,500	2,210,213
Medical Data Vision Co. Ltd.	3,800	17,655
Medipal Holdings Corp.	527,099	8,545,076
Medley, Inc. (c)	28,100	877,004
MedPeer, Inc.	25,600	130,016
MEIJI Holdings Co. Ltd.	191,400	4,546,734
Meiko Network Japan Co. Ltd.	522,600	2,839,492
MEITEC Group Holdings, Inc.	31,500	631,653
Menicon Co. Ltd.	20,200	336,571
Mercari, Inc. (c)	25,300	468,834
Milbon Co. Ltd. (b)	22,600	592,172
MINEBEA MITSUMI, Inc.	319,200	6,562,642
Mirait One Corp.	39,700	523,495
MISUMI Group, Inc.	206,400	3,498,317
Security Description	Shares	Value
Mitsubishi Chemical Group Corp.	1,253,700	$7,683,337
Mitsubishi Corp.	3,532,314	56,462,403
Mitsubishi Electric Corp.	1,941,050	27,522,762
Mitsubishi Estate Co. Ltd.	1,050,425	14,477,059
Mitsubishi Estate Logistics REIT Investment Corp.	139	369,240
Mitsubishi Gas Chemical Co., Inc.	204,100	3,265,339
Mitsubishi HC Capital, Inc.	882,700	5,928,077
Mitsubishi Heavy Industries Ltd.	231,510	13,532,940
Mitsubishi Logistics Corp.	65,500	1,974,106
Mitsubishi Materials Corp.	17,100	296,867
Mitsubishi Motors Corp.	733,200	2,335,131
Mitsubishi UFJ Financial Group, Inc.	9,891,224	84,999,417
Mitsui & Co. Ltd.	1,181,726	44,409,025
Mitsui Chemicals, Inc.	167,210	4,960,081
Mitsui Fudosan Co. Ltd.	736,200	18,057,736
Mitsui Fudosan Logistics Park, Inc. REIT	136	441,339
Mitsui High-Tec, Inc.	18,500	965,811
Mitsui Mining & Smelting Co. Ltd.	25,400	781,026
Mitsui OSK Lines Ltd.	306,365	9,815,936
Miura Co. Ltd.	16,300	324,659
MIXI, Inc.	2,100	35,169
Mizuho Financial Group, Inc.	1,962,470	33,582,486
Mochida Pharmaceutical Co. Ltd.	12,000	278,337
Monex Group, Inc.	72,300	368,731
Money Forward, Inc. (c)	21,600	662,188
MonotaRO Co. Ltd. (b)	142,100	1,551,730
Mori Hills REIT Investment Corp.	482	479,333
Mori Trust Reit, Inc.	474	243,758
Morinaga & Co. Ltd.	41,800	758,585
Morinaga Milk Industry Co. Ltd.	24,000	464,406
MS&AD Insurance Group Holdings, Inc.	409,199	16,097,444
m-up Holdings, Inc.	11,400	87,170
Murata Manufacturing Co. Ltd.	1,659,300	35,226,875
Musashino Bank Ltd.	208,555	3,943,876
Nabtesco Corp. (b)	15,000	306,160
Nachi-Fujikoshi Corp.	1,500	39,101
Nagase & Co. Ltd.	175,600	2,814,981
Nagawa Co. Ltd. (b)	10,700	541,148
Nagoya Railroad Co. Ltd.	190,400	3,056,286
Nakanishi, Inc.	32,700	549,948
Nankai Electric Railway Co. Ltd.	29,100	591,371
NANO MRNA Co. Ltd. (b) (c)	526,300	709,299
Nanto Bank Ltd.	208,355	3,607,565
NEC Corp.	205,200	12,153,639

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
NEC Networks & System Integration Corp.	32,100	$541,679
NET One Systems Co. Ltd.	18,600	317,102
Nexon Co. Ltd. (b)	441,700	8,050,420
NexTone, Inc. (b) (c)	18,000	154,873
NGK Insulators Ltd.	207,900	2,485,569
NH Foods Ltd.	106,000	3,593,985
NHK Spring Co. Ltd.	204,700	1,738,019
Nichias Corp.	24,600	591,531
Nichirei Corp.	201,600	4,967,785
NIDEC Corp.	507,200	20,488,750
Nifco, Inc.	100,100	2,588,059
Nihon Kohden Corp.	21,800	690,122
Nihon M&A Center Holdings, Inc.	65,400	360,772
Nihon Parkerizing Co. Ltd.	40,600	327,726
Nikkon Holdings Co. Ltd.	14,700	321,152
Nikon Corp.	524,500	5,193,659
Nintendo Co. Ltd.	898,600	46,905,926
Nippon Accommodations Fund, Inc. REIT	119	509,831
Nippon Building Fund, Inc. REIT (b)	1,065	4,615,655
Nippon Electric Glass Co. Ltd. (b)	33,700	724,533
NIPPON EXPRESS HOLDINGS, Inc.	60,700	3,450,488
Nippon Gas Co. Ltd.	43,500	718,160
Nippon Kayaku Co. Ltd.	151,400	1,444,948
Nippon Paint Holdings Co. Ltd.	1,095,700	8,860,108
Nippon Paper Industries Co. Ltd. (c)	4,200	37,656
Nippon Parking Development Co. Ltd. (b)	1,259,700	1,715,580
Nippon Prologis REIT, Inc.	2,020	3,888,693
NIPPON REIT Investment Corp. (b)	97	231,182
Nippon Sanso Holdings Corp.	202,900	5,434,462
Nippon Shinyaku Co. Ltd.	18,500	655,597
Nippon Shokubai Co. Ltd.	12,200	470,243
Nippon Steel Corp.	726,100	16,635,714
Nippon Telegraph & Telephone Corp.	22,384,600	27,357,544
Nippon Television Holdings, Inc.	2,000	21,840
Nippon Yusen KK (b)	352,765	10,937,266
Nipro Corp.	181,300	1,423,600
Nishimatsu Construction Co. Ltd.	24,600	685,059
Nishi-Nippon Railroad Co. Ltd.	16,000	271,187
Nissan Chemical Corp.	95,900	3,745,392
Nissan Motor Co. Ltd.	2,089,341	8,213,312
Nissei ASB Machine Co. Ltd.	4,300	134,203
Nisshin Seifun Group, Inc.	205,600	2,768,702
Nisshinbo Holdings, Inc.	190,100	1,544,613
Security Description	Shares	Value
Nissin Foods Holdings Co. Ltd.	167,700	$5,853,679
Nissui Corp.	1,579,200	8,503,126
Niterra Co. Ltd.	189,500	4,501,600
Nitori Holdings Co. Ltd.	74,200	9,936,842
Nitto Boseki Co. Ltd. (b)	14,600	475,862
Nitto Denko Corp.	160,100	11,980,813
NOF Corp.	56,800	2,822,676
NOK Corp. (b)	53,700	716,673
Nomura Holdings, Inc.	2,139,685	9,678,516
Nomura Real Estate Holdings, Inc.	33,900	891,865
Nomura Real Estate Master Fund, Inc. REIT	3,196	3,740,531
Nomura Research Institute Ltd.	362,600	10,547,756
NSD Co. Ltd.	29,700	571,121
NSK Ltd.	319,900	1,731,336
NTN Corp.	506,600	934,289
NTT Data Group Corp.	892,800	12,659,294
NTT UD REIT Investment Corp.	285	252,089
Obayashi Corp.	526,650	4,557,476
Obic Co. Ltd.	52,800	9,098,993
Odakyu Electric Railway Co. Ltd.	318,299	4,856,442
Ogaki Kyoritsu Bank Ltd.	16,555	221,469
Oisix ra daichi, Inc. (b) (c)	4,200	40,576
Oji Holdings Corp.	541,300	2,084,877
Oki Electric Industry Co. Ltd.	3,600	23,263
Okinawa Financial Group, Inc.	205,000	3,411,335
OKUMA Corp.	11,800	508,476
Olympus Corp.	1,053,000	15,240,789
Omron Corp.	203,700	9,511,683
Ono Pharmaceutical Co. Ltd.	519,800	9,276,612
Open House Group Co. Ltd.	21,200	629,023
Oracle Corp.	8,500	655,377
Oriental Land Co. Ltd.	915,500	34,099,096
ORIX Corp.	1,049,500	19,772,110
Orix JREIT, Inc.	2,005	2,367,942
Osaka Gas Co. Ltd.	327,400	6,839,218
OSAKA Titanium Technologies Co. Ltd. (b)	113,800	2,189,145
OSG Corp.	39,500	566,527
Otsuka Corp.	104,300	4,300,581
Otsuka Holdings Co. Ltd.	520,600	19,530,809
Outsourcing, Inc. (b) (c)	45,700	564,037
PALTAC Corp.	12,000	379,969
Pan Pacific International Holdings Corp.	347,800	8,299,044
Panasonic Holdings Corp.	1,907,250	18,892,571
Park24 Co. Ltd. (c)	50,100	641,975
Penta-Ocean Construction Co. Ltd.	197,700	1,110,502
PeptiDream, Inc. (b) (c)	25,100	264,656
Persol Holdings Co. Ltd.	2,022,000	3,472,310

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Pharma Foods International Co. Ltd. (b)	155,500	$1,105,199
Pigeon Corp. (b)	188,300	2,169,096
Pilot Corp.	15,200	452,938
Pola Orbis Holdings, Inc. (b)	30,800	346,058
Procrea Holdings, Inc. (b)	1,010	13,447
Raccoon Holdings, Inc.	11,200	51,559
Rakus Co. Ltd.	31,300	580,020
Rakuten Group, Inc. (b)	1,367,000	6,089,346
Recruit Holdings Co. Ltd.	1,330,700	56,284,325
Relo Group, Inc.	128,200	1,545,438
Remixpoint, Inc. (b)	124,300	167,520
Renesas Electronics Corp. (c)	1,112,000	20,105,604
Rengo Co. Ltd.	324,800	2,165,641
RENOVA, Inc. (b) (c)	15,500	130,724
ReproCELL, Inc. (b) (c)	526,100	653,054
Resona Holdings, Inc.	1,779,500	9,043,919
Resonac Holdings Corp.	179,100	3,569,804
Resorttrust, Inc.	37,100	643,684
Ricoh Co. Ltd.	523,100	4,018,423
Ringer Hut Co. Ltd. (b)	900	15,034
Rinnai Corp.	15,300	354,663
Riso Kyoiku Co. Ltd.	857,718	1,381,061
Rock Field Co. Ltd. (b)	521,900	5,971,235
Rohm Co. Ltd.	219,200	4,201,929
Rohto Pharmaceutical Co. Ltd.	190,502	3,841,660
Ryohin Keikaku Co. Ltd.	172,100	2,880,337
Sakata Seed Corp.	12,700	352,678
SanBio Co. Ltd. (b) (c)	187,500	933,643
San-In Godo Bank Ltd.	202,650	1,428,813
Sanken Electric Co. Ltd.	11,100	612,161
Sankyo Co. Ltd.	10,000	583,274
Sankyu, Inc.	7,300	268,274
Sanrio Co. Ltd.	64,700	2,698,051
Sansan, Inc. (c)	32,400	367,482
Santen Pharmaceutical Co. Ltd.	320,000	3,189,105
Sanwa Holdings Corp.	202,900	3,077,753
Sapporo Holdings Ltd. (b)	17,300	763,026
Sawai Group Holdings Co. Ltd.	12,300	454,467
SBI Holdings, Inc.	203,500	4,578,678
SCREEN Holdings Co. Ltd.	84,400	7,142,091
SCSK Corp.	39,300	779,421
Secom Co. Ltd.	208,748	15,036,430
Sega Sammy Holdings, Inc.	190,800	2,668,872
Seibu Holdings, Inc.	204,400	2,837,358
Seiko Epson Corp.	320,300	4,794,958
Seino Holdings Co. Ltd. (b)	203,600	3,087,649
Sekisui Chemical Co. Ltd.	319,100	4,600,445
Sekisui House Ltd.	524,500	11,652,249
Sekisui House Reit, Inc.	5,105	2,791,853
Senko Group Holdings Co. Ltd.	56,600	458,485
Seria Co. Ltd.	20,100	374,826
Security Description	Shares	Value
Seven & i Holdings Co. Ltd.	585,228	$23,225,640
Seven Bank Ltd.	528,000	1,122,440
SG Holdings Co. Ltd.	493,500	7,085,005
Sharp Corp. (c)	173,700	1,238,866
SHIFT, Inc. (c)	4,000	1,016,314
Shiga Bank Ltd.	2,310	57,185
Shikoku Bank Ltd.	1,820	12,393
Shikoku Electric Power Co., Inc.	203,700	1,464,392
Shimadzu Corp.	209,400	5,855,120
Shimamura Co. Ltd.	9,000	1,006,100
Shimano, Inc.	52,500	8,131,207
Shimizu Corp.	523,213	3,475,963
Shin-Etsu Chemical Co. Ltd.	1,693,085	71,059,611
Shinko Electric Industries Co. Ltd.	28,200	1,096,956
Shionogi & Co. Ltd.	208,300	10,044,144
Ship Healthcare Holdings, Inc.	19,200	327,876
Shiseido Co. Ltd.	324,800	9,796,068
Shizuoka Financial Group, Inc.	512,900	4,347,535
SHO-BOND Holdings Co. Ltd.	17,600	782,375
Shochiku Co. Ltd. (b)	3,400	229,738
Skylark Holdings Co. Ltd. (b)	197,400	2,891,410
SMC Corp.	48,200	25,901,773
SMS Co. Ltd.	185,200	3,808,962
Socionext, Inc. (b)	160,000	2,905,377
SoftBank Corp.	2,082,900	25,995,620
SoftBank Group Corp.	837,472	37,382,688
Sohgo Security Services Co. Ltd.	131,000	753,775
Sojitz Corp.	176,200	3,980,685
Sompo Holdings, Inc.	351,100	17,173,965
Sony Group Corp.	1,021,020	97,119,295
Sosei Group Corp. (b) (c)	30,300	305,407
Sotetsu Holdings, Inc.	83,200	1,615,843
Sourcenext Corp. (b) (c)	1,093,600	1,272,169
Square Enix Holdings Co. Ltd.	63,700	2,287,651
Stanley Electric Co. Ltd.	195,773	3,684,110
Starts Proceed Investment Corp. REIT	51	72,785
Subaru Corp.	525,000	9,630,089
Sugi Holdings Co. Ltd.	8,100	372,423
SUMCO Corp.	201,500	3,022,214
Sumitomo Bakelite Co. Ltd.	15,300	803,418
Sumitomo Chemical Co. Ltd.	2,055,050	5,014,450
Sumitomo Corp.	1,088,175	23,742,561
Sumitomo Electric Industries Ltd.	845,120	10,763,321
Sumitomo Forestry Co. Ltd. (b)	200,600	5,980,436
Sumitomo Heavy Industries Ltd.	92,400	2,329,990
Sumitomo Metal Mining Co. Ltd.	165,800	4,993,522

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	1,052,500	$51,363,314
Sumitomo Mitsui Trust Holdings, Inc.	603,210	11,578,141
Sumitomo Osaka Cement Co. Ltd.	8,800	231,579
Sumitomo Pharma Co. Ltd.	189,900	627,702
Sumitomo Realty & Development Co. Ltd.	334,500	9,951,007
Sumitomo Rubber Industries Ltd.	204,200	2,218,998
Sumitomo Warehouse Co. Ltd. (b)	68,000	1,182,210
Sun Corp.	3,000	47,943
Sun Frontier Fudousan Co. Ltd.	3,100	35,908
Sundrug Co. Ltd.	58,600	1,883,779
Suntory Beverage & Food Ltd.	86,900	2,866,258
SUNWELS Co. Ltd. (b)	129,900	2,299,833
Suruga Bank Ltd. (b)	203,300	1,123,356
Suzuken Co. Ltd.	11,800	390,794
Suzuki Motor Corp.	391,500	16,753,579
SymBio Pharmaceuticals Ltd. (b) (c)	36,600	64,124
Sysmex Corp.	142,400	7,937,149
Systena Corp.	162,400	352,493
T&D Holdings, Inc.	607,300	9,651,409
Tadano Ltd. (b)	5,200	43,487
Taiheiyo Cement Corp.	17,700	364,847
Taisei Corp.	194,487	6,652,123
Taisho Pharmaceutical Holdings Co. Ltd.	6,300	386,321
Taiyo Yuden Co. Ltd.	321,500	8,506,136
Takara Bio, Inc.	19,600	174,062
Takara Holdings, Inc.	186,000	1,634,657
Takashimaya Co. Ltd.	153,200	2,088,054
Takeda Pharmaceutical Co. Ltd.	1,193,415	34,317,665
Takeuchi Manufacturing Co. Ltd.	31,700	963,502
Takuma Co. Ltd.	33,400	423,837
Tatsuta Electric Wire & Cable Co. Ltd. (c)	182,500	907,451
TDK Corp.	341,765	16,283,413
TechnoPro Holdings, Inc.	29,400	774,727
Teijin Ltd.	525,610	4,982,819
tella, Inc. (c) (d)	600	—
TerraSky Co. Ltd. (c)	24,200	305,547
Terumo Corp.	612,700	20,087,242
THK Co. Ltd.	14,200	278,450
TIS, Inc.	166,000	3,658,405
Toagosei Co. Ltd.	55,100	536,226
Tobu Railway Co. Ltd.	195,300	5,248,913
Toda Corp.	191,000	1,263,759
Toei Animation Co. Ltd. (b)	7,700	1,033,913
Toei Co. Ltd.	3,400	490,296
Security Description	Shares	Value
Toho Bank Ltd.	12,101	$24,635
Toho Co. Ltd.	202,800	6,860,216
Toho Gas Co. Ltd.	29,600	618,329
Toho Holdings Co. Ltd.	13,500	308,533
Tohoku Electric Power Co., Inc.	522,500	3,553,875
Tokai Carbon Co. Ltd. (b)	203,500	1,480,276
Tokio Marine Holdings, Inc.	1,647,795	41,247,472
Tokuyama Corp.	9,100	154,335
Tokyo Century Corp.	162,800	1,763,339
Tokyo Electric Power Co. Holdings, Inc. (c)	1,049,975	5,500,117
Tokyo Electron Ltd.	383,765	68,747,234
Tokyo Gas Co. Ltd.	330,195	7,583,852
Tokyo Ohka Kogyo Co. Ltd.	42,300	933,732
Tokyo Seimitsu Co. Ltd.	14,500	891,825
Tokyo Tatemono Co. Ltd.	202,700	3,036,618
Tokyu Corp.	541,675	6,612,446
Tokyu Fudosan Holdings Corp.	320,600	2,049,857
Tokyu REIT, Inc.	379	458,091
Topcon Corp.	45,200	487,332
TOPPAN Holdings, Inc.	192,300	5,367,432
Toray Industries, Inc.	1,913,150	9,948,434
Torikizoku Holdings Co. Ltd.	34,800	836,800
Tosoh Corp.	148,400	1,895,789
TOTO Ltd.	187,800	4,946,102
Toyo Seikan Group Holdings Ltd.	201,600	3,270,387
Toyo Suisan Kaisha Ltd.	72,700	3,754,121
Toyo Tire Corp.	202,600	3,391,517
Toyoda Gosei Co. Ltd.	16,000	300,241
Toyota Boshoku Corp.	36,100	572,945
Toyota Industries Corp.	203,400	16,591,715
Toyota Motor Corp.	9,712,840	178,472,918
Toyota Tsusho Corp.	202,800	11,951,074
Trend Micro, Inc.	85,400	4,572,274
Trusco Nakayama Corp.	43,300	751,254
TS Tech Co. Ltd.	36,400	440,477
Tsuburaya Fields Holdings, Inc. (b)	31,700	286,015
Tsumura & Co.	3,500	65,951
Tsuruha Holdings, Inc. (b)	10,000	916,797
UBE Corp.	35,100	570,145
Ulvac, Inc.	18,500	884,189
Unicharm Corp.	318,900	11,531,793
United Urban Investment Corp. REIT	2,070	2,115,811
Ushio, Inc.	30,600	439,639
USS Co. Ltd.	204,210	4,107,955
Valor Holdings Co. Ltd.	18,900	327,244
Wacoal Holdings Corp.	25,300	601,185
Wacom Co. Ltd.	62,600	291,731
Warabeya Nichiyo Holdings Co. Ltd.	208,800	5,072,634
Welcia Holdings Co. Ltd.	13,000	227,394
West Japan Railway Co.	174,400	7,275,120

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Workman Co. Ltd. (b)	5,600	$165,243
Yakult Honsha Co. Ltd.	418,700	9,405,752
Yamada Holdings Co. Ltd.	1,262,480	3,925,885
Yamagata Bank Ltd.	1,634	12,378
Yamaguchi Financial Group, Inc.	175,800	1,575,566
Yamaha Corp.	204,400	4,722,165
Yamaha Motor Co. Ltd. (b)	926,100	8,273,677
Yamanashi Chuo Bank Ltd.	1,510	18,005
Yamato Holdings Co. Ltd.	209,400	3,869,994
Yamato Kogyo Co. Ltd.	21,300	1,124,225
Yamazaki Baking Co. Ltd.	203,600	4,644,472
Yaoko Co. Ltd. (b)	27,100	1,551,070
Yaskawa Electric Corp.	204,300	8,535,445
Yokogawa Electric Corp.	204,000	3,891,020
Yokohama Rubber Co. Ltd. (b)	46,600	1,068,647
Yoshinoya Holdings Co. Ltd.	22,600	513,782
Zenkoku Hosho Co. Ltd.	15,800	595,666
Zenrin Co. Ltd.	2,100	13,019
Zensho Holdings Co. Ltd.	83,300	4,365,894
Zeon Corp.	191,400	1,779,186
ZOZO, Inc.	33,800	761,207
		3,905,392,023
JERSEY — 0.0% (f)
Arcadium Lithium PLC CDI (b) (c)	634,449	4,852,990
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	112,022	2,554,792
LUXEMBOURG — 0.1%
Aperam SA (b)	37,399	1,358,365
ArcelorMittal SA	423,910	12,022,890
Eurofins Scientific SE	78,442	5,110,674
SES SA	270,462	1,780,645
SUSE SA (c)	46	650
		20,273,224
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	1,578,000	8,841,270
MGM China Holdings Ltd. (c)	639,200	811,223
Sands China Ltd. (c)	2,081,600	6,091,343
SJM Holdings Ltd. (b) (c)	71,250	22,538
Wynn Macau Ltd. (b) (c)	817,200	672,929
		16,439,303
MALTA — 0.0% (f)
Catena Media PLC (b) (c)	60,932	74,851
Kindred Group PLC SDR	180,806	1,673,530
		1,748,381
MEXICO — 0.0% (f)
Borr Drilling Ltd. (c)	58,991	440,587
Fresnillo PLC	159,782	1,210,733
		1,651,320
Security Description	Shares	Value
NETHERLANDS — 4.1%
Aalberts NV	78,478	$3,403,478
ABN AMRO Bank NV GDR (e)	350,452	5,261,054
Adyen NV (c) (e)	23,158	29,843,364
Aegon Ltd.	1,237,898	7,176,347
Akzo Nobel NV	132,002	10,909,955
Argenx SE (c)	45,699	17,340,363
ASM International NV	36,093	18,736,971
ASML Holding NV	314,517	236,843,881
ASR Nederland NV	117,341	5,534,806
BE Semiconductor Industries NV	57,808	8,713,372
Euronext NV (e)	76,573	6,652,718
EXOR NV	72,842	7,282,076
Fugro NV (c)	99,067	1,897,592
Heineken Holding NV	75,553	6,393,008
Heineken NV	175,479	17,821,916
IMCD NV	41,783	7,271,814
ING Groep NV	3,154,487	47,132,760
Koninklijke Ahold Delhaize NV	720,385	20,702,045
Koninklijke KPN NV	3,687,937	12,702,358
Koninklijke Philips NV	828,277	19,291,854
Merus NV (b) (c)	89,106	2,450,415
NN Group NV	182,890	7,222,553
OCI NV	31,509	913,321
Pharming Group NV (b) (c)	356,324	405,815
PostNL NV (b)	1,068,010	1,667,025
Randstad NV	52,388	3,282,410
Redcare Pharmacy NV (c) (e)	17,642	2,564,652
SBM Offshore NV	349,575	4,807,668
Shell PLC	5,202,834	170,556,560
Universal Music Group NV	676,354	19,283,542
Wolters Kluwer NV	245,622	34,919,705
		738,985,398
NEW ZEALAND — 0.3%
a2 Milk Co. Ltd. (b) (c)	1,312,348	3,822,199
Air New Zealand Ltd.	1,006,222	404,552
Auckland International Airport Ltd.	472,631	2,633,367
Contact Energy Ltd.	561,623	2,848,288
Fisher & Paykel Healthcare Corp. Ltd.	565,361	8,447,814
Fletcher Building Ltd.	347,621	1,052,060
Goodman Property Trust REIT	1,868,585	2,697,455
Infratil Ltd.	906,553	5,757,058
Kiwi Property Group Ltd. REIT	2,251,202	1,247,180
Meridian Energy Ltd.	1,010,162	3,543,295
Ryman Healthcare Ltd. (c)	444,998	1,662,327
Spark New Zealand Ltd.	1,535,482	5,035,945
Xero Ltd. (c)	108,489	8,313,282
		47,464,822

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
NORWAY — 0.7%
Aker BP ASA	256,316	$7,458,016
Aker Horizons ASA (c)	1,247	535
Aker Solutions ASA	111,991	463,371
ArcticZymes Technologies ASA (c)	360	1,489
AutoStore Holdings Ltd. (b) (c) (e)	374,171	736,132
Crayon Group Holding ASA (c) (e)	10,076	84,035
DNB Bank ASA	736,998	15,675,096
DNO ASA	641,622	636,208
Equinor ASA	887,764	28,160,853
Gjensidige Forsikring ASA	147,835	2,729,409
IDEX Biometrics ASA (c)	1,557,525	84,657
Kongsberg Gruppen ASA	68,329	3,131,278
Leroy Seafood Group ASA	220,626	908,947
LINK Mobility Group Holding ASA (c)	215,369	385,114
Mowi ASA	277,388	4,971,062
NEL ASA (c)	164,276	111,451
Nordic Semiconductor ASA (c)	496,625	6,161,540
Norsk Hydro ASA	1,622,294	10,926,367
Orkla ASA	1,175,022	9,121,846
Pexip Holding ASA (c)	186,498	475,624
PGS ASA (c)	254,407	214,584
Salmar ASA	42,322	2,372,036
Schibsted ASA Class A	54,636	1,574,140
Schibsted ASA Class B	54,469	1,483,514
Seadrill Ltd. (c)	62,077	2,924,845
SpareBank 1 SR-Bank ASA	144,014	1,827,880
Storebrand ASA	899,150	7,971,825
Telenor ASA	669,588	7,687,699
TGS ASA	91,092	1,185,774
TOMRA Systems ASA	172,734	2,099,709
		121,565,036
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (c)	6,735,357	2,041,594
EDP - Energias de Portugal SA	2,990,655	15,048,023
Galp Energia SGPS SA	336,695	4,961,549
Greenvolt-Energias Renovaveis SA (b) (c)	192,010	1,735,010
Jeronimo Martins SGPS SA	194,420	4,948,210
Mota-Engil SGPS SA	436,165	1,907,967
NOS SGPS SA	1,033,244	3,652,394
		34,294,747
SINGAPORE — 1.3%
AIMS APAC REIT	2,312,231	2,278,751
CapitaLand Ascendas REIT	1,925,734	4,423,451
CapitaLand Ascott Trust REIT	2,809,788	2,108,779
Capitaland India Trust	1,536,100	1,327,537
CapitaLand Integrated Commercial Trust REIT	4,102,946	6,407,451
Security Description	Shares	Value
CapitaLand Investment Ltd.	4,291,046	$10,279,513
CDL Hospitality Trusts REIT	56,794	47,791
City Developments Ltd.	519,100	2,616,947
ComfortDelGro Corp. Ltd.	1,580,000	1,676,901
COSCO Shipping International Singapore Co. Ltd. (c)	7,553,100	755,825
DBS Group Holdings Ltd.	1,585,189	40,149,469
Digital Core REIT Management Pte. Ltd. (b)	3,667,100	2,365,280
ESR-LOGOS REIT	6,143,522	1,490,355
Frasers Centrepoint Trust REIT	1,237,476	2,120,155
Genting Singapore Ltd.	10,624,964	8,054,707
Grab Holdings Ltd. Class A (c)	2,010,862	6,776,605
IGG, Inc. (b) (c)	668,000	277,173
Jardine Cycle & Carriage Ltd.	143,133	3,229,200
Keppel Corp. Ltd.	1,073,975	5,756,200
Keppel Infrastructure Trust	4,959,269	1,879,793
Keppel REIT	916,944	646,470
Manulife U.S. Real Estate Investment Trust	2,185,100	174,808
Mapletree Logistics Trust REIT	1,948,483	2,570,207
Mapletree Pan Asia Commercial Trust REIT	1,579,900	1,880,406
Oversea-Chinese Banking Corp. Ltd.	3,204,430	31,580,312
Parkway Life Real Estate Investment Trust	558,100	1,552,746
SATS Ltd. (c)	675,850	1,408,982
Sea Ltd. ADR (c)	266,246	10,782,963
Seatrium Ltd. (c)	47,896,067	4,284,539
Sembcorp Industries Ltd.	719,000	2,894,314
Singapore Airlines Ltd. (b)	1,041,189	5,177,924
Singapore Exchange Ltd.	718,000	5,350,572
Singapore Technologies Engineering Ltd.	531,700	1,567,973
Singapore Telecommunications Ltd.	4,861,000	9,102,168
STMicroelectronics NV (b)	602,641	30,096,634
Suntec Real Estate Investment Trust (b)	1,761,500	1,642,518
United Overseas Bank Ltd.	1,044,908	22,536,299
UOL Group Ltd.	523,654	2,493,023
Venture Corp. Ltd.	194,900	2,010,908
		241,775,649
SOUTH AFRICA — 0.2%
Anglo American PLC	1,108,413	27,844,666
SOUTH KOREA — 4.9%
Advanced Process Systems Corp.	27,893	482,968
Alteogen, Inc. (c)	70,824	5,416,697
Amorepacific Corp.	23,157	2,607,163
AMOREPACIFIC Group	22,681	515,117
Anterogen Co. Ltd. (c)	4,237	56,224

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Asiana Airlines, Inc. (c)	184,639	$1,599,947
BGF retail Co. Ltd.	7,052	718,944
Bioneer Corp. (c)	25,526	660,001
BNC Korea Co. Ltd.	67,641	194,325
BNK Financial Group, Inc.	240,076	1,330,959
Bukwang Pharmaceutical Co. Ltd.	35,752	169,335
Celltrion Pharm, Inc. (c)	5,106	365,535
Celltrion, Inc.	126,639	19,813,456
Cheil Worldwide, Inc.	56,054	828,253
Chunbo Co. Ltd. (c)	3,767	322,326
CJ CGV Co. Ltd. (c)	327,172	1,468,324
CJ CheilJedang Corp.	10,232	2,574,088
CJ Corp.	11,230	823,132
CJ ENM Co. Ltd. (c)	12,231	685,673
CJ Logistics Corp. (c)	6,882	679,704
CMG Pharmaceutical Co. Ltd. (c)	145,377	272,039
Com2uSCorp	7,176	274,414
CosmoAM&T Co. Ltd. (c)	16,983	1,942,384
Coupang, Inc. (c)	847,313	13,717,997
Coway Co. Ltd.	42,684	1,895,741
CS Wind Corp.	17,811	970,830
Daehan Flour Mill Co. Ltd.	31,738	3,149,403
Daewoo Engineering & Construction Co. Ltd. (c)	157,844	508,008
DB HiTek Co. Ltd.	30,721	1,397,819
DB Insurance Co. Ltd.	50,786	3,300,558
Delivery Hero SE (c) (e)	126,714	3,500,766
Deutsch Motors, Inc.	97,820	377,867
Devsisters Co. Ltd. (c)	15,715	591,799
DGB Financial Group, Inc.	131,238	865,137
Digitech Systems Co. Ltd. (c) (d)	19,094	—
DIO Corp. (c)	20,114	349,836
DL E&C Co. Ltd.	22,454	628,517
DL Holdings Co. Ltd.	9,873	394,031
Dongjin Semichem Co. Ltd.	26,875	807,565
Dongkuk CM Co. Ltd. (c)	15,420	85,008
Dongkuk Steel Mill Co. Ltd. (c)	25,761	240,828
Dongsuh Cos., Inc.	38,961	550,579
Dongwon F&B Co. Ltd.	88,232	2,240,225
Dongwon Industries Co. Ltd.	103,458	2,675,015
Doosan Bobcat, Inc.	38,347	1,500,651
Doosan Enerbility Co. Ltd. (c)	273,212	3,372,988
Doosan Fuel Cell Co. Ltd. (c)	36,568	658,729
Douzone Bizon Co. Ltd.	15,320	344,370
Ecopro BM Co. Ltd. (c)	32,280	7,218,449
Ecopro Co. Ltd. (c)	17,096	8,588,487
E-MART, Inc. (c)	12,421	738,760
Eone Diagnomics Genome Center Co. Ltd. (c)	262,016	85,040
Eubiologics Co. Ltd. (c)	11,340	100,994
F&F Co. Ltd.	15,821	1,095,763
Fila Holdings Corp.	38,315	1,151,324
Security Description	Shares	Value
GeneOne Life Science, Inc. (c)	73,444	$161,954
Genexine, Inc. (c)	20,891	160,588
Gradiant Corp.	46,335	479,576
Gravity Co. Ltd. ADR	1,923	133,764
Green Cross Corp.	4,833	470,954
Green Cross Holdings Corp.	28,109	356,846
GS Engineering & Construction Corp.	65,444	763,234
GS Holdings Corp.	53,469	1,698,022
GS Retail Co. Ltd.	74,217	1,328,288
Hana Financial Group, Inc.	232,400	7,831,478
Hana Tour Service, Inc. (c)	67,974	2,749,783
Hancom, Inc.	131,034	1,451,864
Hanjin Kal Corp.	27,627	1,561,647
Hankook Shell Oil Co. Ltd.	5,692	998,829
Hankook Tire & Technology Co. Ltd.	61,691	2,174,681
Hanmi Pharm Co. Ltd.	5,555	1,520,411
Hanmi Science Co. Ltd.	30,478	927,663
Hanon Systems	200,515	1,134,991
Hansol Chemical Co. Ltd.	6,950	1,224,979
Hanssem Co. Ltd.	35,079	1,457,199
Hanwha Aerospace Co. Ltd.	48,973	4,734,171
Hanwha Corp.	41,510	829,942
Hanwha Galleria Corp. (c)	91,444	96,421
Hanwha Ocean Co. Ltd. (c)	1,609	31,358
Hanwha Solutions Corp. (c)	83,382	2,557,333
Harim Co. Ltd.	696,774	2,369,648
HD Hyundai Co. Ltd.	35,478	1,743,736
HD Hyundai Construction Equipment Co. Ltd.	1,651	66,276
HD Hyundai Electric Co. Ltd.	1,901	121,331
HD Hyundai Heavy Industries Co. Ltd.	14,125	1,414,803
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	33,595	3,153,689
Helixmith Co. Ltd. (c)	9,114	43,663
Hite Jinro Co. Ltd.	26,632	465,269
HL Mando Co. Ltd.	25,888	790,972
HLB Global Co. Ltd. (c)	63,827	248,786
HLB, Inc. (c)	90,010	3,543,371
HMM Co. Ltd.	284,342	4,322,864
Hotel Shilla Co. Ltd.	73,006	3,707,269
HS Industries Co. Ltd.	114,716	307,744
Hucentech Co. Ltd. (c) (d)	167,826	98,058
Hugel, Inc. (c)	5,527	641,147
Humasis Co. Ltd. (c)	106,198	155,516
Huons Co. Ltd.	59,212	1,765,464
Huons Global Co. Ltd.	35,124	644,990
HYBE Co. Ltd.	15,000	2,719,543
Hyosung Advanced Materials Corp.	1,617	501,585
Hyosung TNC Corp.	1,670	473,290
Hyundai Bioland Co. Ltd.	206,031	1,596,544
Hyundai Elevator Co. Ltd.	68,135	2,346,290

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Hyundai Engineering & Construction Co. Ltd.	54,261	$1,470,385
Hyundai Glovis Co. Ltd.	16,741	2,489,247
Hyundai Marine & Fire Insurance Co. Ltd.	83,662	2,013,760
Hyundai Mipo Dockyard Co. Ltd.	17,629	1,162,126
Hyundai Mobis Co. Ltd.	52,463	9,654,267
Hyundai Motor Co.	116,422	18,395,743
Hyundai Motor Co. Preference Shares (a)	15,454	1,370,329
Hyundai Motor Co. Preference Shares (a)	15,485	1,364,661
Hyundai Rotem Co. Ltd. (c)	56,004	1,156,694
Hyundai Steel Co.	64,691	1,833,389
Hyundai Wia Corp.	12,455	629,568
Icure Pharm, Inc. (c)	974,446	1,581,328
Industrial Bank of Korea (c)	85,983	791,799
Inscobee, Inc. (c)	41,978	39,993
Jeil Pharmaceutical Co. Ltd.	6,167	81,882
Jenax, Inc. (c) (d)	19,545	—
JYP Entertainment Corp.	21,349	1,679,209
Kakao Corp. (c)	242,050	10,205,229
Kakao Games Corp. (c)	31,410	630,444
KakaoBank Corp. (c)	252,073	5,578,135
Kakaopay Corp. (c)	13,740	525,959
Kangwon Land, Inc.	64,597	802,509
KB Financial Group, Inc.	371,343	15,598,770
KCC Corp.	1,797	318,825
KCC Glass Corp.	1,410	44,942
KG Eco Technology Service Co. Ltd.	27,281	238,727
Kia Corp.	219,012	17,005,358
KIWOOM Securities Co. Ltd.	67,241	5,194,875
KMW Co. Ltd. (c)	28,435	273,554
Koh Young Technology, Inc.	382,045	4,909,422
Korea Aerospace Industries Ltd.	56,287	2,185,224
Korea Electric Power Corp. ADR (b)	595,855	4,319,949
Korea Investment Holdings Co. Ltd.	43,547	2,072,701
Korea Zinc Co. Ltd.	10,435	4,034,964
Korean Air Lines Co. Ltd. (c)	191,665	3,556,793
Krafton, Inc. (c)	35,686	5,364,399
KT&G Corp.	84,504	5,701,838
Kumho Petrochemical Co. Ltd.	14,044	1,449,218
L&F Co. Ltd.	19,207	3,042,339
LabGenomics Co. Ltd. (c)	187,040	559,856
LEENO Industrial, Inc. (c)	6,719	1,056,446
LG Chem Ltd.	36,782	14,251,276
LG Chem Ltd. Preference Shares	15,525	3,748,952
LG Corp.	90,071	6,007,531
LG Display Co. Ltd.	165,203	1,634,200
LG Display Co. Ltd. ADR	439,492	2,118,351
Security Description	Shares	Value
LG Electronics, Inc.	94,769	$7,490,864
LG Energy Solution Ltd. (c)	26,949	8,945,335
LG H&H Co. Ltd.	7,260	2,001,165
LG H&H Co. Ltd. Preference Shares	1,604	196,904
LG Innotek Co. Ltd.	20,622	3,834,901
LG Uplus Corp.	174,913	1,389,362
Lotte Chemical Corp.	12,139	1,443,974
Lotte Corp.	59,596	1,251,706
Lotte Energy Materials Corp.	16,498	538,660
LOTTE Fine Chemical Co. Ltd.	12,377	557,393
Lotte Shopping Co. Ltd.	10,375	604,181
Lotte Wellfood Co. Ltd.	14,566	1,400,164
LS Corp.	21,300	1,541,393
LX Holdings Corp. (c)	42,595	233,166
LX Semicon Co. Ltd.	8,823	594,640
ME2ON Co. Ltd. (c)	278,023	660,572
MedPacto, Inc. (c)	24,578	138,167
Medytox, Inc.	11,883	2,223,622
Meritz Financial Group, Inc. (c)	147,809	6,782,756
Mirae Asset Securities Co. Ltd.	296,254	1,755,119
Modetour Network, Inc.	317,221	3,753,745
mPlus Corp.	114,811	1,028,744
Naturecell Co. Ltd. (c)	16,583	102,879
NAVER Corp.	122,596	21,322,699
NCSoft Corp.	12,431	2,321,341
NeoPharm Co. Ltd.	4,795	96,242
Netmarble Corp. (c) (e)	48,171	2,173,100
Nexon Games Co. Ltd. (c)	143,115	1,664,619
NH Investment & Securities Co. Ltd.	111,057	890,767
NHN Corp. (c)	9,634	174,667
NongShim Co. Ltd.	3,335	1,053,921
OCI Co. Ltd.	3,242	280,173
OCI Holdings Co. Ltd.	6,862	565,839
Orion Corp.	12,350	1,113,312
Orion Holdings Corp.	1,346	15,259
Oscotec, Inc. (c)	22,106	395,639
Ottogi Corp.	5,247	1,629,630
Pan Ocean Co. Ltd.	186,190	539,964
Pearl Abyss Corp. (c)	26,494	797,145
Pharmicell Co. Ltd. (c)	30,558	144,023
POSCO Future M Co. Ltd.	21,519	5,998,386
POSCO Holdings, Inc. ADR	284,903	27,097,124
S-1 Corp.	27,940	1,301,654
Sajo Industries Co. Ltd.	104,307	3,401,579
Samsung Biologics Co. Ltd. (c) (e)	14,107	8,324,652
Samsung C&T Corp.	70,388	7,077,604
Samsung Electro-Mechanics Co. Ltd.	42,334	5,035,770
Samsung Electronics Co. Ltd. GDR	158,568	237,534,864

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Samsung Electronics Co. Ltd. Preference Shares	530,754	$25,674,334
Samsung Engineering Co. Ltd. (c)	96,599	2,175,146
Samsung Fire & Marine Insurance Co. Ltd.	25,656	5,239,171
Samsung Heavy Industries Co. Ltd. (c)	572,672	3,446,081
Samsung Life Insurance Co. Ltd.	62,758	3,367,170
Samsung SDI Co. Ltd.	45,567	16,699,762
Samsung SDS Co. Ltd.	28,035	3,700,559
Samsung Securities Co. Ltd.	74,801	2,236,073
SD Biosensor, Inc. (c)	24,349	216,284
Seegene, Inc.	30,426	541,001
Seoulin Bioscience Co. Ltd.	858	6,129
Shin Poong Pharmaceutical Co. Ltd. (c)	19,201	201,566
Shinhan Financial Group Co. Ltd.	400,401	12,482,413
Shinsegae Food Co. Ltd. (c)	39,709	1,216,337
Shinsegae, Inc.	7,250	986,257
SK Biopharmaceuticals Co. Ltd. (c)	15,446	1,204,114
SK Bioscience Co. Ltd. (c)	15,351	858,197
SK Chemicals Co. Ltd.	8,507	444,538
SK Hynix, Inc.	439,504	48,287,768
SK IE Technology Co. Ltd. (c) (e)	16,346	1,001,397
SK Innovation Co. Ltd. (c)	56,428	6,147,099
SK, Inc.	30,716	4,245,243
SKC Co. Ltd.	15,437	1,085,948
SM Entertainment Co. Ltd.	15,198	1,086,836
S-Oil Corp.	31,161	1,683,986
Solus Advanced Materials Co. Ltd.	12,236	251,770
T&R Biofab Co. Ltd. (c)	26,934	186,754
Taihan Electric Wire Co. Ltd. (c)	57,286	448,360
Wemade Co. Ltd. (c)	21,427	1,013,203
WONIK IPS Co. Ltd.	25,895	682,611
Woori Financial Group, Inc.	523,161	5,280,762
Woosu AMS Co. Ltd. (c)	126,880	250,726
Youlchon Chemical Co. Ltd.	99,813	2,456,768
Yuhan Corp.	44,423	2,373,090
Yungjin Pharmaceutical Co. Ltd. (c)	60,420	99,691
		881,823,611
SPAIN — 2.3%
Abertis Infraestructuras SA (c)	1,256	4,162
Acciona SA	21,000	3,092,247
Acerinox SA	221,148	2,602,922
ACS Actividades de Construccion y Servicios SA	236,945	10,511,532
Aedas Homes SA (e)	17,690	356,042
Aena SME SA (e)	56,413	10,226,159
Security Description	Shares	Value
Almirall SA	123,255	$1,147,095
Amadeus IT Group SA	362,315	25,967,008
Amper SA (b) (c)	6,273,540	579,354
Applus Services SA	185,704	2,051,379
Atlantica Sustainable Infrastructure PLC (b)	72,664	1,562,276
Atresmedia Corp. de Medios de Comunicacion SA	184,220	731,374
Audax Renovables SA (b) (c)	439,348	630,924
Banco Bilbao Vizcaya Argentaria SA	4,769,118	43,336,269
Banco de Sabadell SA	3,764,930	4,628,890
Banco Santander SA	13,174,619	55,004,366
Bankinter SA (b)	664,199	4,252,569
Befesa SA (e)	48,940	1,902,968
CaixaBank SA	3,429,221	14,114,421
Cellnex Telecom SA (c) (e)	455,526	17,944,000
Cia de Distribucion Integral Logista Holdings SA	96,654	2,613,702
CIE Automotive SA	43,867	1,246,332
Construcciones y Auxiliar de Ferrocarriles SA	35,239	1,269,013
Distribuidora Internacional de Alimentacion SA (b) (c)	13,694,319	178,504
EDP Renovaveis SA	230,696	4,720,881
eDreams ODIGEO SA (c)	224,226	1,899,792
Enagas SA (b)	183,192	3,089,072
Ence Energia y Celulosa SA (b)	369,973	1,157,412
Endesa SA (b)	247,559	5,048,184
Ercros SA (b)	82,605	240,899
Faes Farma SA	276,406	964,849
Fluidra SA	82,711	1,722,263
Fomento de Construcciones y Contratas SA (b)	90,869	1,461,510
Gestamp Automocion SA (e)	136,340	528,333
Global Dominion Access SA (e)	89,105	330,724
Grenergy Renovables SA (b) (c)	40,730	1,540,540
Grifols SA (c)	331,909	5,666,473
Grifols SA ADR (b) (c)	204,975	2,369,511
Grupo Ezentis SA (b) (c)	1,431,011	141,320
Iberdrola SA	4,600,112	60,317,575
Indra Sistemas SA (b)	404,867	6,261,309
Industria de Diseno Textil SA	872,340	37,995,951
Inmobiliaria Colonial Socimi SA REIT	236,656	1,712,315
Laboratorios Farmaceuticos Rovi SA	32,520	2,162,578
Lar Espana Real Estate Socimi SA REIT	187,623	1,274,635
Let's GOWEX SA (b) (c) (d)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	661,478	621,827
Mapfre SA (b)	778,625	1,671,190

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Melia Hotels International SA (b) (c)	86,293	$568,128
Merlin Properties Socimi SA REIT	254,526	2,828,492
Metrovacesa SA (c) (e)	1,427	12,737
Naturgy Energy Group SA	143,066	4,267,023
Neinor Homes SA (e)	70,462	821,947
Obrascon Huarte Lain SA (c)	1,441,293	715,819
Oryzon Genomics SA (b) (c)	106,663	222,454
Pharma Mar SA (b)	41,678	1,891,307
Prosegur Cash SA (b) (e)	1,276,686	757,326
Prosegur Compania de Seguridad SA	214,557	417,138
Redeia Corp. SA	351,285	5,785,781
Repsol SA (b)	999,986	14,857,336
Sacyr SA	545,139	1,882,439
Solaria Energia y Medio Ambiente SA (b) (c)	96,854	1,991,080
Soltec Power Holdings SA (b) (c)	107,129	407,326
Talgo SA (b) (e)	71,532	346,888
Tecnicas Reunidas SA (c)	122,672	1,131,505
Telefonica SA (b)	4,644,317	18,130,641
Tubacex SA	621,059	2,401,185
Unicaja Banco SA (b) (e)	2,936,176	2,886,668
Viscofan SA (b)	33,565	1,987,358
		413,163,229
SWEDEN — 3.0%
AAK AB	137,165	3,059,650
AddTech AB Class B	201,877	4,435,030
AFRY AB	115,076	1,595,193
Alfa Laval AB	417,402	16,707,925
Arise AB	40,398	182,191
Arjo AB Class B	59,754	233,612
Assa Abloy AB Class B	801,830	23,097,312
Atlas Copco AB Class A	1,991,138	34,289,258
Atlas Copco AB Class B	1,268,021	18,797,892
Atrium Ljungberg AB Class B	46,259	1,061,246
Beijer Alma AB	70,122	1,322,026
Beijer Ref AB (b)	220,269	2,948,475
BHG Group AB (b) (c)	163,134	227,595
BICO Group AB (b) (c)	87,662	495,466
Bilia AB Class A	243,847	3,256,826
Billerud Aktiebolag	171,827	1,745,917
Biotage AB	47,249	626,839
Boliden AB	215,558	6,726,930
BoneSupport Holding AB (c) (e)	83,429	1,558,005
Boozt AB (c) (e)	52,645	706,785
Bravida Holding AB (e)	158,065	1,271,220
Brighter AB (c) (d)	1,979,850	—
Bure Equity AB	66,601	1,888,753
Camurus AB (c)	27,061	1,444,635
Cantargia AB (b) (c)	194,757	72,238
Castellum AB (c)	399,225	5,676,701
Catena AB (b)	37,857	1,770,793
Security Description	Shares	Value
Cellavision AB	4,826	$101,521
Cibus Nordic Real Estate AB	67,626	898,517
Cint Group AB (c)	203,061	233,933
Ctek AB (b) (c)	60,178	125,995
Dometic Group AB (e)	233,654	2,089,424
Electrolux AB Class B (c)	390,968	4,193,716
Electrolux Professional AB Class B	264,309	1,442,470
Elekta AB Class B	210,544	1,719,810
Embracer Group AB (b) (c)	264,463	717,850
Enad Global 7 AB (c)	102,557	192,335
Epiroc AB Class A	516,988	10,372,746
Epiroc AB Class B	316,797	5,545,130
EQT AB (b)	399,283	11,291,660
Essity AB Class B	480,094	11,909,634
Evolution AB (e)	179,684	21,434,741
Fabege AB (b)	221,019	2,372,952
Fastighets AB Balder Class B (c)	562,773	3,993,860
G5 Entertainment AB	14,089	217,811
Genovis AB (c)	242,654	1,252,054
Getinge AB Class B	80,753	1,797,298
H & M Hennes & Mauritz AB Class B (b)	825,253	14,463,024
Hansa Biopharma AB (b) (c)	114,084	296,591
Hemnet Group AB	53,567	1,283,118
Hexagon AB Class B	1,470,154	17,644,153
Hexatronic Group AB (b)	241,122	653,657
Hexpol AB	252,533	3,057,103
HMS Networks AB	41,680	2,057,148
Holmen AB Class B	78,576	3,319,141
Hufvudstaden AB Class A	143,203	2,019,195
Husqvarna AB Class B (b)	332,823	2,740,431
Industrivarden AB Class A	175,716	5,734,655
Industrivarden AB Class C (b)	132,645	4,321,096
Indutrade AB	211,342	5,490,192
Instalco AB	275,258	1,117,109
Intervacc AB (c)	100	63
Intrum AB (b)	57,768	399,991
Investment AB Latour Class B	96,803	2,519,528
Investor AB Class B	1,266,456	29,343,310
INVISIO AB	26,472	513,792
JM AB (b)	65,138	1,147,268
Kinnevik AB Class B (c)	260,071	2,789,650
KNOW IT AB	309,873	4,815,125
L E Lundbergforetagen AB Class B	57,784	3,143,249
Lifco AB Class B	164,560	4,036,499
Lindab International AB	24,912	492,166
Loomis AB	57,678	1,531,540
Maha Energy AB (b) (c)	188,723	180,898
Medicover AB Class B	9,983	148,687
MIPS AB	29,903	1,081,545
Modern Times Group MTG AB Class B (c)	147,286	1,259,067
Mycronic AB	89,819	2,561,457

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
NCC AB Class B (b)	114,705	$1,429,566
Net Insight AB Class B (c)	662,870	342,030
Nibe Industrier AB Class B	1,219,337	8,566,218
Nolato AB Class B	256,982	1,348,933
Nyfosa AB (b)	225,554	2,145,234
Orron Energy ab (b) (c)	184,108	145,418
Pandox AB	59,548	888,684
Peab AB Class B	241,408	1,367,791
PowerCell Sweden AB (c)	41,885	192,305
Rvrc Holding AB	25,251	150,962
Saab AB Class B	79,182	4,773,933
Sagax AB Class B	190,797	5,251,823
Samhallsbyggnadsbolaget i Norden AB (b)	659,581	331,432
Sandvik AB	1,053,317	22,795,382
Sectra AB Class B (b)	163,540	2,925,199
Securitas AB Class B	400,142	3,914,128
Sedana Medical AB (b) (c)	193,403	444,461
Skandinaviska Enskilda Banken AB Class A	1,405,925	19,363,494
Skanska AB Class B	323,244	5,848,821
SKF AB Class B	295,728	5,907,019
SSAB AB Class A	292,345	2,224,385
SSAB AB Class B	495,769	3,791,868
Stillfront Group AB (c)	400,625	483,794
Storskogen Group AB Class B	476,353	437,979
Svenska Cellulosa AB SCA Class B	399,315	5,987,041
Svenska Handelsbanken AB Class A	1,204,247	13,078,666
Swedbank AB Class A	703,235	14,186,327
SwedenCare AB	152,568	922,870
Swedish Orphan Biovitrum AB (c)	203,100	5,380,880
Tele2 AB Class B	692,605	5,947,502
Telefonaktiebolaget LM Ericsson Class B	2,595,597	16,254,273
Telia Co. AB	1,163,867	2,971,497
Tethys Oil AB	249,285	1,074,900
Thule Group AB (e)	72,123	1,964,483
Trelleborg AB Class B	196,503	6,582,695
Truecaller AB Class B (b) (c)	295,046	1,020,878
Viaplay Group AB (b) (c)	12,409	6,372
Vicore Pharma Holding AB (b) (c)	152,693	214,846
Vimian Group AB (b) (c)	82,889	243,456
Vitec Software Group AB Class B	14,283	829,810
Vitrolife AB	80,587	1,556,908
Volvo AB Class A	166,242	4,404,373
Volvo AB Class B	1,240,823	32,221,494
Volvo Car AB Class B (c)	89,592	289,458
Wallenstam AB Class B	331,076	1,796,996
Wihlborgs Fastigheter AB	208,032	1,945,555
Xbrane Biopharma AB (b) (c)	96,680	95,933
Security Description	Shares	Value
Xvivo Perfusion AB (c)	10,353	$338,496
		551,648,986
SWITZERLAND — 5.0%
ABB Ltd.	1,316,735	58,354,679
Accelleron Industries AG	80,670	2,516,954
Adecco Group AG	241,994	11,866,087
Alcon, Inc.	416,114	32,452,591
ALSO Holding AG	5,131	1,530,186
Aryzta AG (c)	323,350	596,256
Ascom Holding AG (b)	25,700	251,000
Avolta AG (c)	60,723	2,386,642
Bachem Holding AG (b)	25,507	1,969,887
Baloise Holding AG	38,893	6,090,533
Barry Callebaut AG	2,035	3,430,957
Belimo Holding AG	3,824	2,107,255
BKW AG	15,599	2,770,808
Bucher Industries AG	5,235	2,196,878
Cembra Money Bank AG	21,302	1,660,323
Chocoladefabriken Lindt & Spruengli AG (a)	1,124	13,474,912
Chocoladefabriken Lindt & Spruengli AG (a)	80	9,695,242
Cie Financiere Richemont SA Class A	422,589	58,117,599
Clariant AG (b)	231,297	3,413,187
Comet Holding AG	6,287	1,981,005
Daetwyler Holding AG Bearer Shares (b)	5,493	1,273,966
DKSH Holding AG	24,637	1,709,500
DocMorris AG (b) (c)	6,671	584,550
dormakaba Holding AG	2,000	1,078,833
DSM-Firmenich AG	156,542	15,909,021
EMS-Chemie Holding AG	5,261	4,256,806
Flughafen Zurich AG	15,673	3,269,980
Forbo Holding AG	357	447,072
Galenica AG (e)	38,728	3,347,546
Geberit AG	31,452	20,142,135
Georg Fischer AG	53,210	3,862,806
Givaudan SA	7,309	30,255,517
Helvetia Holding AG	26,014	3,582,276
Idorsia Ltd. (b) (c)	78,744	197,784
Inficon Holding AG	1,572	2,252,518
Interroll Holding AG	220	697,915
IWG PLC (c)	550,805	1,329,200
Julius Baer Group Ltd.	235,889	13,214,717
Kuehne & Nagel International AG	58,378	20,100,926
Leonteq AG (b)	36,769	1,500,642
Logitech International SA	136,209	12,908,014
Lonza Group AG	54,551	22,924,837
Medmix AG (e)	59,554	1,344,414
Meyer Burger Technology AG (b) (c)	390,738	90,761
Mobimo Holding AG	5,220	1,618,749
Novartis AG	1,609,992	162,347,794
OC Oerlikon Corp. AG	150,308	677,917

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
On Holding AG Class A (b) (c)	177,736	$4,793,540
Partners Group Holding AG	15,671	22,585,306
PSP Swiss Property AG	31,482	4,398,839
Sandoz Group AG (c)	321,946	10,350,928
Schindler Holding AG (a)	36,675	9,163,848
Schindler Holding AG (a)	17,864	4,234,383
Schweiter Technologies AG	317	195,477
SFS Group AG	13,727	1,699,463
SGS SA	129,750	11,182,873
SIG Group AG	311,245	7,155,695
Sika AG	137,143	44,598,157
Sonova Holding AG	44,339	14,455,678
St Galler Kantonalbank AG Class A	1,960	1,144,585
Straumann Holding AG	78,945	12,718,995
Sulzer AG	61,325	6,258,917
Swatch Group AG	47,239	2,472,379
Swatch Group AG Bearer Shares	24,309	6,602,551
Swiss Life Holding AG	26,214	18,189,243
Swiss Prime Site AG	57,602	6,149,278
Swisscom AG	20,959	12,600,551
Tecan Group AG	4,928	2,010,664
Temenos AG	78,537	7,298,953
u-blox Holding AG (b)	12,639	1,500,191
UBS Group AG	2,366,694	73,392,400
Valiant Holding AG	12,306	1,394,870
VAT Group AG (e)	20,739	10,386,133
Vontobel Holding AG	21,379	1,384,371
Zurich Insurance Group AG	125,292	65,440,935
		911,548,380
TURKEY — 0.0% (f)
Eldorado Gold Corp. (c)	83,835	1,093,555
UNITED KINGDOM — 9.3%
3i Group PLC	776,427	23,962,788
abrdn PLC	2,968,037	6,759,495
Admiral Group PLC	197,287	6,750,297
AO World PLC (c)	251,935	315,867
Ashtead Group PLC	354,011	24,649,629
Associated British Foods PLC	288,626	8,709,147
Aston Martin Lagonda Global Holdings PLC (c) (e)	816,730	2,348,873
AstraZeneca PLC	1,198,622	161,968,306
Auto Trader Group PLC (e)	601,541	5,532,014
Aviva PLC	1,877,903	10,406,501
Avon Rubber PLC	218,162	2,363,959
B&M European Value Retail SA	625,650	4,468,034
Babcock International Group PLC	417,669	2,103,155
BAE Systems PLC	2,524,777	35,742,384
Balfour Beatty PLC	490,892	2,072,613
Barclays PLC	11,355,388	22,260,954
Barratt Developments PLC	1,299,347	9,318,946
Beazley PLC	426,081	2,835,336
Bellway PLC	80,775	2,644,319
Security Description	Shares	Value
Berkeley Group Holdings PLC	79,404	$4,745,390
Big Yellow Group PLC REIT	225,400	3,511,293
Bodycote PLC	169,107	1,281,608
BP PLC	14,061,707	83,561,391
British American Tobacco PLC	1,780,483	52,102,320
British Land Co. PLC REIT	1,395,007	7,106,304
Britvic PLC	173,667	1,860,788
BT Group PLC (b)	7,615,120	11,998,782
Bunzl PLC	268,086	10,902,014
Burberry Group PLC	442,747	7,992,098
Capita PLC (c)	1,871,614	524,905
Capricorn Energy PLC	93,584	202,334
Centrica PLC	5,513,792	9,886,260
CK Hutchison Holdings Ltd.	1,668,000	8,939,662
Clarkson PLC	79,262	3,198,016
Close Brothers Group PLC	120,676	1,221,472
Coca-Cola Europacific Partners PLC	186,142	12,423,117
Compass Group PLC	1,349,483	36,918,077
ConvaTec Group PLC (e)	1,257,471	3,914,584
Croda International PLC	104,798	6,746,621
Currys PLC (c)	819,377	527,493
Darktrace PLC (c)	316,231	1,478,282
DCC PLC	68,274	5,028,921
Dechra Pharmaceuticals PLC	101,565	4,995,146
Derwent London PLC REIT	91,052	2,739,324
DEV Clever Holdings PLC (b) (c) (d)	3,498,648	334,506
Diageo PLC	1,740,571	63,371,192
Diploma PLC	96,319	4,398,246
Direct Line Insurance Group PLC (c)	1,155,512	2,680,208
Dowlais Group PLC	1,116,398	1,520,672
Drax Group PLC	309,901	1,934,617
DS Smith PLC	552,878	2,165,877
easyJet PLC (c)	335,889	2,183,775
Endava PLC ADR (b) (c)	44,234	3,443,617
EnQuest PLC (c)	10,774,917	2,071,368
Entain PLC	441,690	5,598,005
Farfetch Ltd. Class A (c)	217,633	4,853
Firstgroup PLC (b)	797,509	1,779,162
Frasers Group PLC (c)	125,659	1,458,530
Future PLC	90,019	912,885
Games Workshop Group PLC	25,811	3,247,610
Genuit Group PLC	169,113	869,886
Genus PLC	50,991	1,410,572
Global Ship Lease, Inc. Class A (b)	247,815	4,911,693
Grafton Group PLC CDI	175,480	2,038,147
Great Portland Estates PLC REIT	227,474	1,217,932
Gym Group PLC (b) (c) (e)	759,409	1,028,116
Halma PLC	305,824	8,904,501
Hammerson PLC REIT (b)	3,266,695	1,182,684
Hargreaves Lansdown PLC	158,197	1,480,254
Hays PLC	1,116,110	1,553,716

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Hiscox Ltd.	236,534	$3,178,163
Howden Joinery Group PLC	479,162	4,969,758
HSBC Holdings PLC	15,602,721	126,403,130
IG Group Holdings PLC	291,337	2,843,039
IMI PLC	186,141	3,996,005
Immunocore Holdings PLC ADR (b) (c)	43,526	2,973,696
Impact Healthcare Reit PLC	293,545	337,164
Imperial Brands PLC	771,091	17,757,652
Inchcape PLC	334,605	3,051,996
Indivior PLC (c)	130,143	1,965,989
Informa PLC	959,657	9,556,970
IntegraFin Holdings PLC	169,107	653,631
InterContinental Hotels Group PLC	159,076	14,377,813
Intermediate Capital Group PLC	238,122	5,101,289
International Consolidated Airlines Group SA (c)	545,789	1,078,446
International Distributions Services PLC (c)	365,690	1,268,480
Intertek Group PLC	135,209	7,318,592
Investec PLC	455,162	3,085,718
ITV PLC	2,930,928	2,364,360
J Sainsbury PLC	1,972,858	7,610,386
JD Sports Fashion PLC	1,664,049	3,520,346
John Wood Group PLC (c)	837,155	1,836,660
Johnson Matthey PLC	159,390	3,449,156
Jupiter Fund Management PLC	671,812	799,902
Just Eat Takeaway.com NV (b) (c) (e)	47,546	738,856
Keller Group PLC	80,624	904,459
Kingfisher PLC (b)	3,134,369	9,721,520
Lancashire Holdings Ltd.	159,436	1,268,273
Land Securities Group PLC REIT	987,661	8,873,925
Legal & General Group PLC	4,728,781	15,136,931
Lloyds Banking Group PLC	56,087,716	34,112,936
London Stock Exchange Group PLC	294,477	34,814,519
LondonMetric Property PLC REIT	568,299	1,387,355
M&G PLC	2,041,857	5,788,980
Man Group PLC	2,205,796	6,540,591
Marks & Spencer Group PLC	2,415,762	8,388,864
Marshalls PLC	247,170	880,368
Melrose Industries PLC	1,116,398	8,075,145
Mobico Group PLC	507,938	547,801
Moneysupermarket.com Group PLC	666,512	2,380,773
National Grid PLC	3,099,195	41,800,021
NatWest Group PLC	3,331,520	9,317,963
NewRiver REIT PLC	925,455	970,950
Next PLC	170,549	17,649,815
Ninety One PLC (b)	290,305	679,098
Nomad Foods Ltd. (c)	117,553	1,992,523
Security Description	Shares	Value
Ocado Group PLC (c)	373,272	$3,608,824
Oxford Nanopore Technologies PLC (b) (c)	866,885	2,300,828
Pearson PLC	954,219	11,728,896
Pennon Group PLC	221,900	2,125,828
Persimmon PLC	101,001	1,788,421
Petrofac Ltd. (b) (c)	238,700	113,806
Phoenix Group Holdings PLC	449,188	3,064,687
Playtech PLC (c)	390,987	2,235,957
Quilter PLC (e)	1,614,526	2,115,827
Reckitt Benckiser Group PLC	573,761	39,643,523
Redrow PLC	164,337	1,289,453
RELX PLC (a)	1,007,237	39,933,189
RELX PLC (a)	479,089	18,956,866
Rentokil Initial PLC	1,479,338	8,312,869
Rightmove PLC	815,610	5,984,740
Rolls-Royce Holdings PLC (c)	7,394,449	28,251,043
Rotork PLC	875,496	3,611,641
RS Group PLC	443,430	4,633,071
S4 Capital PLC (b) (c)	142,542	97,034
Sage Group PLC	897,350	13,412,714
Schroders PLC	537,782	2,947,241
Segro PLC REIT	809,932	9,152,089
Serco Group PLC	1,448,328	2,992,898
Severn Trent PLC	191,242	6,287,479
Shaftesbury Capital PLC REIT	1,438,332	2,532,181
Smith & Nephew PLC	765,255	10,521,272
Smiths Group PLC	456,229	10,256,526
Spectris PLC	99,005	4,769,534
Spirax-Sarco Engineering PLC	57,756	7,734,551
Spirent Communications PLC	643,533	1,011,523
SSE PLC	1,069,137	25,296,082
SSP Group PLC (c)	521,707	1,561,589
St. James's Place PLC	418,303	3,645,314
Standard Chartered PLC	2,326,725	19,772,077
Subsea 7 SA	201,726	2,943,745
Supermarket Income Reit PLC (b)	1,994,990	2,210,052
Tate & Lyle PLC	624,309	5,244,776
Taylor Wimpey PLC	1,970,800	3,694,448
Telecom Plus PLC	49,354	1,014,213
Tesco PLC	5,584,982	20,682,824
THG PLC (b) (c)	594,758	645,681
TP ICAP Group PLC	654,714	1,630,031
Trainline PLC (c) (e)	225,958	926,949
Travis Perkins PLC	114,211	1,206,410
Tritax Big Box REIT PLC	1,739,167	3,744,664
Trustpilot Group PLC (b) (c) (e)	438,861	830,798
Unilever PLC (a)	2,020,687	97,886,900
Unilever PLC (a) (b)	26,730	1,294,920
UNITE Group PLC REIT	215,849	2,872,715
United Utilities Group PLC	568,042	7,672,260
Vanquis Banking Group PLC	89,006	146,597

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Victrex PLC	75,465	$1,464,206
Virgin Money U.K. PLC CDI	595,733	1,260,145
Vistry Group PLC	269,673	3,154,173
Vodafone Group PLC	22,320,927	19,508,549
Weir Group PLC	93,068	2,238,201
WH Smith PLC	85,919	1,461,124
Whitbread PLC	221,183	10,308,604
Wickes Group PLC	127,774	231,461
Wise PLC Class A (c)	369,680	4,118,882
Workspace Group PLC REIT	189,232	1,370,203
WPP PLC	1,073,755	10,307,233
		1,693,951,787
UNITED STATES — 6.0%
Access Bio, Inc. KDR (c)	38,345	267,066
Accustem Sciences, Inc. (c)	11	7
Adaptimmune Therapeutics PLC ADR (c)	227,000	180,011
Argonaut Gold, Inc. (c)	281,065	100,182
Bausch Health Cos., Inc. (b) (c)	270,329	2,179,279
Brookfield Renewable Corp. Class A (b)	151,511	4,382,398
Carnival PLC (c)	257,024	4,302,098
Constellium SE (c)	65,031	1,298,019
CRH PLC	657,091	45,317,372
CSL Ltd.	381,589	74,637,117
CyberArk Software Ltd. (c)	48,940	10,720,307
Energy Fuels, Inc. (b) (c)	22,913	165,079
Experian PLC	893,698	36,479,934
Ferrovial SE	327,064	11,929,838
Fiverr International Ltd. (b) (c)	17,446	474,880
Flex Ltd. (c)	350,704	10,682,444
Globant SA (c)	31,915	7,595,132
GSK PLC	3,141,027	58,068,619
Haleon PLC	3,926,192	16,098,930
Hecla Mining Co. (b)	16,668	80,173
Holcim AG	491,185	38,529,120
ICON PLC (c)	49,218	13,932,139
Inmode Ltd. (b) (c)	25,795	573,681
International Game Technology PLC	83,940	2,300,795
James Hardie Industries PLC CDI (c)	337,123	12,994,723
Mind Medicine MindMed, Inc. (c)	104	381
Monday.com Ltd. (c)	27,579	5,179,612
Nestle SA	2,104,215	243,785,427
Newmont Corp. CDI	280,898	11,642,078
Nordic American Tankers Ltd. (b)	316,207	1,328,069
PolyPeptide Group AG (b) (c) (e)	14,495	301,732
Qiagen NV (c)	186,253	8,106,329
REC Silicon ASA (c)	597,993	824,355
RHI Magnesita NV	1,275	56,238
Roche Holding AG	540,025	156,877,696
Security Description	Shares	Value
Roche Holding AG Bearer Shares	20,730	$6,438,332
Sanofi SA	908,226	90,053,692
Schneider Electric SE (a)	454,572	91,279,558
Schneider Electric SE (a)	2,000	402,364
Signify NV (e)	117,360	3,930,738
Sinch AB (c) (e)	495,300	1,843,519
Spotify Technology SA (c)	92,718	17,422,639
Stellantis NV (a)	842,440	19,677,568
Stellantis NV (a)	860,938	20,114,396
Stratasys Ltd. (c)	36,171	516,522
Swiss Re AG	212,221	23,843,186
Tenaris SA	301,232	5,239,243
UroGen Pharma Ltd. (b) (c)	110,981	1,664,715
Waste Connections, Inc. (b)	207,014	31,063,090
Zymeworks, Inc. (c)	28,373	294,796
		1,095,175,618
ZAMBIA — 0.0% (f)
First Quantum Minerals Ltd.	462,986	3,809,645
TOTAL COMMON STOCKS (Cost $16,072,459,717)		18,016,885,257

PREFERRED STOCKS — 0.0% (f)
GERMANY — 0.0% (f)
Dr Ing hc F Porsche AG 1.26% (e) (Cost $4,588,674)	41,801	3,689,421
RIGHTS — 0.0% (f)
CANADA — 0.0% (f)
Pan American Silver Corp. (expiring 02/22/29) (c) (Cost $14,245)	32,412	16,692
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
PointsBet Holdings Ltd. (expiring 07/08/24) (c)	23,421	—
CANADA — 0.0% (f)
Constellation Software, Inc. (expiring 03/31/40) (c) (d)	15,020	—
FRANCE — 0.0% (f)
Technicolor SA (expiring 09/22/24) (b) (c)	7,094	14
TOTAL WARRANTS (Cost $0)		14
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (g) (h)	21,414,412	21,422,978

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	425,679,816	$425,679,816
TOTAL SHORT-TERM INVESTMENTS (Cost $447,098,929)		447,102,794
TOTAL INVESTMENTS — 101.3% (Cost $16,524,161,565)		18,467,694,178
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(229,765,470)
NET ASSETS — 100.0%		$18,237,928,708
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $463,606, representing 0.00% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,420	03/15/2024	$153,433,877	$159,920,400	$6,486,523

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,014,900,465	$1,521,186	$463,606	$18,016,885,257
Preferred Stocks	3,689,421	—	—	3,689,421
Rights	16,692	—	—	16,692
Warrants	14	—	0(a)	14
Short-Term Investments	447,102,794	—	—	447,102,794
TOTAL INVESTMENTS	$18,465,709,386	$1,521,186	$463,606	$18,467,694,178
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$6,486,523	$—	$—	$6,486,523
TOTAL OTHER FINANCIAL INSTRUMENTS:	$6,486,523	$—	$—	$6,486,523
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2023.
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	18.7%
Industrials	16.7
Consumer Discretionary	11.3
Health Care	10.3
Information Technology	10.1
Materials	8.3
Consumer Staples	8.2
Energy	5.1
Communication Services	4.1
Utilities	3.2
Real Estate	2.8
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	33,188,296	$33,194,933	$232,741,082	$244,523,228	$5,687	$4,504	21,414,412	$21,422,978	$656,115
State Street Navigator Securities Lending Portfolio II	471,383,254	471,383,254	578,581,172	624,284,610	—	—	425,679,816	425,679,816	1,076,898
Total		$504,578,187	$811,322,254	$868,807,838	$5,687	$4,504		$447,102,794	$1,733,013
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 8.9%
29Metals Ltd. (a) (b)	295,448	$130,031
Abacus Group REIT (b)	425,983	334,270
Abacus Storage King REIT	255,189	196,765
Accent Group Ltd.	292,475	387,166
Adairs Ltd. (b)	89,227	110,200
Adbri Ltd. (a)	242,961	497,353
Aeris Resources Ltd. (a) (b)	228,981	22,656
AET&D Holdings No 1 Ltd. (a) (b) (c)	110,316	—
Alkane Resources Ltd. (a)	241,044	107,732
Appen Ltd. (a) (b)	92,675	39,839
Arafura Rare Earths Ltd. (a) (b)	809,964	91,192
ARB Corp. Ltd. (b)	49,346	1,210,818
Arena REIT (b)	236,901	599,719
Audinate Group Ltd. (a)	49,373	545,099
Aurelia Metals Ltd. (a)	585,247	43,928
Aussie Broadband Ltd. (a) (b)	169,122	450,061
Austal Ltd. (b)	154,091	213,442
Australian Agricultural Co. Ltd. (a) (b)	207,460	198,184
Australian Ethical Investment Ltd.	56,693	209,283
Australian Finance Group Ltd. (b)	163,498	174,038
Australian Strategic Materials Ltd. (a) (b)	108,775	94,263
AVZ Minerals Ltd. (a) (b) (c)	1,385,022	368,577
Baby Bunting Group Ltd. (b)	96,293	131,411
Bapcor Ltd.	115,762	437,606
Bega Cheese Ltd.	172,868	417,566
Bellevue Gold Ltd. (a)	468,917	535,942
Betmakers Technology Group Ltd. (a) (b)	695,743	39,403
Boss Energy Ltd. (a)	285,849	786,047
BrainChip Holdings Ltd. (a) (b)	820,458	95,173
Bravura Solutions Ltd. (a) (b)	163,911	95,627
Bubs Australia Ltd. (a) (b)	479,647	42,547
BWP Trust REIT (b)	300,673	724,229
Calix Ltd. (a) (b)	72,121	168,796
Capricorn Metals Ltd. (a)	142,248	457,166
Cenntro Electric Group Ltd. (a)	10,817	15,576
Centuria Capital Group REIT (b)	457,566	547,946
Centuria Industrial REIT (b)	245,560	544,563
Centuria Office REIT (b)	264,021	241,407
Chalice Mining Ltd. (a)	151,193	174,867
Champion Iron Ltd. (b)	274,323	1,570,476
Charter Hall Retail REIT	401,646	989,368
Charter Hall Social Infrastructure REIT (b)	220,612	450,098
Clinuvel Pharmaceuticals Ltd. (b)	22,479	245,417
Coast Entertainment Holdings Ltd. (a) (b)	193,626	60,776
Collins Foods Ltd.	55,833	451,076
Security Description	Shares	Value
Cooper Energy Ltd. (a)	992,315	$88,024
Core Lithium Ltd. (a) (b)	840,697	143,412
Costa Group Holdings Ltd.	237,447	505,508
Credit Corp. Group Ltd.	28,758	318,089
Cromwell Property Group REIT (b)	809,604	232,022
Data#3 Ltd. (b)	74,734	430,396
De Grey Mining Ltd. (a)	576,343	493,551
Deep Yellow Ltd. (a)	340,430	253,199
Deterra Royalties Ltd.	311,220	1,119,142
Dexus Industria REIT (b)	152,424	289,138
Dicker Data Ltd. (b)	37,914	309,412
Elders Ltd. (b)	160,886	826,647
Electro Optic Systems Holdings Ltd. (a) (b)	49,554	35,166
EML Payments Ltd. (a) (b)	246,008	132,612
EVT Ltd. (b)	35,283	294,441
Firefinch Ltd. (a) (b) (c)	448,883	18,378
FleetPartners Group Ltd. (a) (b)	160,038	333,066
G8 Education Ltd.	173,594	139,773
GDI Property Group Partnership REIT (b)	247,445	109,749
Genesis Minerals Ltd. (a) (b)	719,590	878,912
Gold Road Resources Ltd.	512,391	687,023
GrainCorp Ltd. Class A	114,635	570,232
GUD Holdings Ltd. (b)	69,692	570,652
GWA Group Ltd.	151,473	231,521
Hansen Technologies Ltd.	106,492	369,864
Hastings Technology Metals Ltd. (a) (b)	49,396	24,773
Healius Ltd. (a)	473,943	528,751
Helia Group Ltd.	97,089	288,182
HMC Capital Ltd. REIT (b)	202,444	850,928
HomeCo Daily Needs REIT	847,837	705,796
Hotel Property Investments Ltd. REIT (b)	109,511	214,460
HUB24 Ltd.	65,913	1,618,676
Humm Group Ltd. (b)	3,081	1,041
Imdex Ltd.	396,865	510,459
Imugene Ltd. (a)	2,277,652	170,957
Infomedia Ltd.	231,364	227,334
Ingenia Communities Group REIT	306,267	929,966
Inghams Group Ltd.	264,375	714,369
Insignia Financial Ltd. (b)	559,231	892,923
Integral Diagnostics Ltd. (b)	70,152	91,189
ioneer Ltd. (a) (b)	1,012,596	103,642
IPH Ltd.	118,607	518,771
IRESS Ltd. (b)	183,807	1,022,178
Iris Energy Ltd. (a) (b)	32,213	230,323
Johns Lyng Group Ltd.	91,968	384,057
Judo Capital Holdings Ltd. (a) (b)	538,920	367,732
Jumbo Interactive Ltd.	14,393	136,611
Karoon Energy Ltd. (a)	618,998	857,418
Kelsian Group Ltd. (b)	67,134	320,662
Kogan.com Ltd. (a) (b)	69,115	246,650

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Lake Resources NL (a) (b)	858,518	$76,155
Leo Lithium Ltd. (a) (b)	345,786	119,153
Lifestyle Communities Ltd.	56,629	705,194
Link Administration Holdings Ltd. (b)	199,288	296,445
Lovisa Holdings Ltd. (b)	39,905	666,298
MA Financial Group Ltd. (b)	35,912	135,265
Magellan Financial Group Ltd.	70,921	449,086
Mayne Pharma Group Ltd.	51,393	215,668
McMillan Shakespeare Ltd.	45,771	498,460
Megaport Ltd. (a) (b)	72,797	456,992
Mesoblast Ltd. (a) (b)	311,331	65,855
Monadelphous Group Ltd.	51,381	520,288
Monash IVF Group Ltd.	350,118	310,574
Morella Corp. Ltd. (a)	33,051	124
Mount Gibson Iron Ltd. (a) (b)	375,134	140,785
Myer Holdings Ltd. (b)	480,553	196,743
Nanosonics Ltd. (a) (b)	159,339	478,390
National Storage REIT	310,582	487,429
Neometals Ltd. (a)	333,546	47,795
Neuren Pharmaceuticals Ltd. (a)	89,482	1,524,619
Nick Scali Ltd. (b)	45,811	385,112
Novonix Ltd. (a) (b)	136,829	68,623
NRW Holdings Ltd.	216,229	439,681
Nufarm Ltd.	184,231	656,206
Nuix Ltd. (a) (b)	161,558	208,903
OceanaGold Corp.	353,740	681,404
OFX Group Ltd. (a) (b)	248,053	254,735
Omni Bridgeway Ltd. (a) (b)	130,589	120,740
oOh!media Ltd.	317,180	358,188
Pact Group Holdings Ltd. (a)	57,534	33,566
Paladin Energy Ltd. (a)	1,295,133	870,478
Paradigm Biopharmaceuticals Ltd. (a) (b)	120,622	34,980
Peninsula Energy Ltd. (a) (b)	961,711	68,903
Perenti Ltd. (a)	479,979	340,614
Perpetual Ltd. (b)	51,221	890,542
Perseus Mining Ltd.	616,573	778,329
PEXA Group Ltd. (a) (b)	99,834	756,151
Pinnacle Investment Management Group Ltd. (b)	94,608	650,722
Platinum Asset Management Ltd. (b)	207,347	188,173
PointsBet Holdings Ltd. (b)	94,566	59,365
PolyNovo Ltd. (a) (b)	386,199	436,130
PPK Mining Equipment Group Pty. Ltd. (a) (c)	22,984	—
Praemium Ltd. (a) (b)	313,501	83,428
Ramelius Resources Ltd.	401,774	461,943
Red 5 Ltd. (a)	1,746,369	369,407
Regis Resources Ltd. (a)	444,725	661,538
Renascor Resources Ltd. (a) (b)	1,748,568	155,108
Resolute Mining Ltd. (a)	1,004,548	305,027
RPMGlobal Holdings Ltd. (a) (b)	155,951	186,223
Security Description	Shares	Value
Rural Funds Group REIT (b)	315,430	$456,295
Sandfire Resources Ltd. (a)	255,896	1,281,642
Sayona Mining Ltd. (a) (b)	8,014,928	388,298
Select Harvests Ltd. (a) (b)	52,992	104,861
Service Stream Ltd. (b)	237,032	152,034
Sigma Healthcare Ltd.	493,064	338,124
Silver Lake Resources Ltd. (a)	391,982	318,288
Silver Mines Ltd. (a)	1,016,042	110,927
SiteMinder Ltd. (a)	95,546	334,454
SmartGroup Corp. Ltd. (b)	107,741	641,069
SolGold PLC (a) (b)	746,704	90,430
Solvar Ltd. (b)	100,227	90,275
Southern Cross Media Group Ltd. (b)	153,928	104,508
Southern Cross Payment Ltd. (a) (b) (c)	218,742	—
St Barbara Ltd. (a) (b)	389,252	55,777
Strike Energy Ltd. (a) (b)	1,890,522	619,199
Symbio Holdings Ltd. (b)	50,879	103,110
Syrah Resources Ltd. (a) (b)	317,727	139,837
Tabcorp Holdings Ltd.	1,134,698	646,508
Talga Group Ltd. (a) (b)	184,941	99,063
Temple & Webster Group Ltd. (a) (b)	36,272	215,822
Tyro Payments Ltd. (a) (b)	196,969	148,514
Vulcan Energy Resources Ltd. (a) (b)	68,790	133,776
Waypoint REIT Ltd.	469,126	781,064
Webjet Ltd. (a) (b)	182,057	911,823
Weebit Nano Ltd. (a) (b)	93,976	273,812
West African Resources Ltd. (a)	430,989	277,911
Westgold Resources Ltd. (a)	220,463	327,944
Zip Co. Ltd. (a) (b)	274,885	119,106
		63,745,484
AUSTRIA — 0.4%
ams-OSRAM AG (a)	395,977	994,588
AT&S Austria Technologie & Systemtechnik AG	13,667	397,058
DO & Co. AG	4,083	606,183
Kontron AG	25,505	605,743
Palfinger AG	5,892	164,017
Porr AG	8,792	123,343
Schoeller-Bleckmann Oilfield Equipment AG	5,457	266,441
		3,157,373
BELGIUM — 0.6%
AGFA-Gevaert NV (a)	101,837	165,367
Care Property Invest NV REIT (b)	6,314	99,460
Fagron	25,845	474,210
Gimv NV	2,550	124,787
Intervest Offices & Warehouses NV REIT	16,076	367,598
Kinepolis Group NV (b)	9,704	479,163
Materialise NV ADR (a)	20,465	134,353

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Montea NV REIT	6,429	$612,175
Ontex Group NV (a) (b)	44,353	372,603
Recticel SA (b)	33,114	387,741
Retail Estates NV REIT	6,289	448,785
X-Fab Silicon Foundries SE (a) (d)	49,767	559,647
Xior Student Housing NV REIT (b)	12,444	408,264
		4,634,153
BERMUDA — 0.0% (e)
Conduit Holdings Ltd.	57,035	341,002
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC CDI (a)	82,359	225,353
BRAZIL — 0.1%
ERO Copper Corp. (a) (b)	54,940	872,890
BURKINA FASO — 0.1%
IAMGOLD Corp. (a) (b)	227,357	575,893
CANADA — 7.8%
AbCellera Biologics, Inc. (a) (b)	159,200	909,032
ADENTRA, Inc.	10,253	248,588
Advantage Energy Ltd. (a) (b)	206,680	1,337,009
Aecon Group, Inc. (b)	31,892	316,114
Ag Growth International, Inc. (b)	7,142	273,634
Aimia, Inc. (a) (b)	72,443	171,960
Alaris Equity Partners Income	25,833	319,141
Algoma Steel Group, Inc.	39,875	402,197
Altius Minerals Corp. (b)	41,039	573,911
Altus Group Ltd. (b)	24,912	796,141
Andlauer Healthcare Group, Inc. (b)	6,879	213,788
Artis Real Estate Investment Trust	134,713	677,345
Athabasca Oil Corp. (a)	307,557	972,632
Atrium Mortgage Investment Corp. (b)	39,170	312,504
Aurinia Pharmaceuticals, Inc. (a)	59,559	535,435
Aurora Cannabis, Inc. (a) (b)	513,513	253,135
AutoCanada, Inc. (a) (b)	18,603	323,077
Aya Gold & Silver, Inc. (a)	67,066	493,865
Badger Infrastructure Solution (b)	16,992	524,605
Birchcliff Energy Ltd. (b)	118,500	519,437
Bitfarms Ltd. (a) (b)	107,751	314,607
Calian Group Ltd. (b)	4,582	199,077
Calibre Mining Corp. (a)	118,420	122,138
Canaccord Genuity Group, Inc. (b)	61,826	356,346
Canopy Growth Corp. (a) (b)	36,119	185,169
Cardinal Energy Ltd. (b)	69,753	332,208
Cargojet, Inc. (b)	6,062	547,860
Cascades, Inc. (b)	28,655	276,641
Centerra Gold, Inc. (b)	120,267	721,456
Cineplex, Inc. (a) (b)	50,974	323,565
Security Description	Shares	Value
Cogeco, Inc. (b)	7,714	$334,453
Colossus Minerals, Inc. (a) (b) (c)	390	—
Converge Technology Solutions Corp. (b)	88,963	279,317
Corus Entertainment, Inc. Class B (b)	179,132	96,454
Cronos Group, Inc. (a) (b)	99,332	208,668
Denison Mines Corp. (a) (b)	339,263	596,914
dentalcorp Holdings Ltd. (a) (b)	52,325	276,188
Diversified Royalty Corp. (b)	69,878	144,674
Doman Building Materials Group Ltd.	65,301	410,546
Dream Office Real Estate Investment Trust	40,693	323,421
DREAM Unlimited Corp. Class A (b)	24,727	424,743
Dundee Precious Metals, Inc.	86,781	558,094
Dye & Durham Ltd. (b)	24,472	266,508
ElectraMeccanica Vehicles Corp. (a) (b)	63,517	21,304
Endeavour Silver Corp. (a) (b)	92,203	181,805
Enghouse Systems Ltd. (b)	13,882	369,527
Equinox Gold Corp. (a) (b)	122,479	598,184
Exchange Income Corp. (b)	23,654	809,036
Extendicare, Inc. (b)	51,503	284,348
Fiera Capital Corp. (b)	63,813	294,723
Fission Uranium Corp. (a)	228,500	187,153
Fortuna Silver Mines, Inc. (a)	121,721	470,785
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Global Atomic Corp. (a) (b)	124,221	261,895
goeasy Ltd. (b)	6,284	753,260
GoGold Resources, Inc. (a)	200,556	205,332
Gold Royalty Corp.	51,444	75,623
Headwater Exploration, Inc. (b)	122,882	582,445
Heroux-Devtek, Inc. (a) (b)	12,709	146,501
Hudbay Minerals, Inc. (b)	204,141	1,128,612
Hut 8 Corp. (a) (b)	18,957	254,179
i-80 Gold Corp. (a) (b)	35,328	62,425
Interfor Corp. (a) (b)	30,216	538,049
InterRent Real Estate Investment Trust	59,760	599,594
Jamieson Wellness, Inc. (b) (d)	28,983	697,430
K92 Mining, Inc. (a)	115,636	570,901
Karora Resources, Inc. (a)	126,097	465,715
Killam Apartment Real Estate Investment Trust	57,041	776,927
Knight Therapeutics, Inc. (a)	80,255	315,883
Labrador Iron Ore Royalty Corp. (b)	30,625	740,890
Largo, Inc. (a)	19,127	44,242
Laurentian Bank of Canada (b)	41,049	867,614
Li-Cycle Holdings Corp. (a) (b)	52,334	30,605
Lightstream Resources Ltd. (a) (b) (c)	64,736	—
MAG Silver Corp. (a) (b)	55,377	579,136

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Major Drilling Group International, Inc. (a)	36,281	$253,411
Marathon Gold Corp. (a)	92,170	58,716
Martinrea International, Inc.	76,554	832,538
Milestone Pharmaceuticals, Inc. (a) (b)	21,611	36,090
Minto Apartment Real Estate Investment Trust (d)	21,259	260,860
Morguard North American Residential Real Estate Investment Trust	22,799	255,378
MTY Food Group, Inc.	10,914	467,731
Mullen Group Ltd. (b)	66,088	703,682
Neptune Wellness Solutions, Inc. (a)	224	123
New Gold, Inc. (a)	378,981	551,830
NFI Group, Inc. (a) (b)	38,018	394,711
North American Construction Group Ltd.	20,730	434,692
North West Co., Inc. (b)	30,239	900,565
NuVista Energy Ltd. (a) (b)	104,891	878,202
Optiva, Inc. (a)	2	5
Orla Mining Ltd. (a) (b)	107,825	353,256
Osisko Mining, Inc. (a)	172,544	349,380
Parex Resources, Inc. (b)	54,246	1,026,420
Park Lawn Corp. (b)	14,234	213,089
Peyto Exploration & Development Corp. (b)	137,338	1,254,019
Polaris Renewable Energy, Inc. (b)	30,942	310,453
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (a) (b)	13,791	752,617
Real Matters, Inc. (a) (b)	41,446	198,020
Repare Therapeutics, Inc. (a) (b)	22,633	165,221
Richelieu Hardware Ltd. (b)	19,432	707,074
Rogers Sugar, Inc. (b)	70,203	286,434
Russel Metals, Inc.	35,645	1,217,272
Sandstorm Gold Ltd. (b)	115,765	584,707
Savaria Corp. (b)	26,084	300,087
Seabridge Gold, Inc. (a) (b)	26,041	317,169
Secure Energy Services, Inc. (b)	164,286	1,174,895
Shawcor Ltd. (a) (b)	47,639	547,708
Sienna Senior Living, Inc. (b)	42,083	366,702
Silvercorp Metals, Inc. (b)	69,450	181,710
SilverCrest Metals, Inc. (a) (b)	62,162	409,668
Skeena Resources Ltd. (a)	41,461	202,809
Slate Grocery REIT Class U,	12,135	111,080
Sleep Country Canada Holdings, Inc. (b) (d)	18,646	362,145
SNDL, Inc. (a) (b)	149,251	244,772
Solaris Resources, Inc. (a) (b)	58,315	182,649
Southern Pacific Resource Corp. (a) (c)	281,142	—
Sprott, Inc.	14,204	483,449
Security Description	Shares	Value
Stelco Holdings, Inc. (b)	24,363	$927,331
SunOpta, Inc. (a) (b)	35,044	191,691
Superior Plus Corp. (b)	68,800	502,460
Tamarack Valley Energy Ltd. (b)	276,350	643,406
Taseko Mines Ltd. (a) (b)	106,110	149,677
TECSYS, Inc. (b)	4,752	118,241
TELUS Corp. (a)	3	54
Tilray Brands, Inc. (a) (b)	292,428	678,622
Timbercreek Financial Corp. (b)	28,386	143,588
Torex Gold Resources, Inc. (a)	41,886	464,412
Transcontinental, Inc. Class A (b)	37,677	391,457
Trisura Group Ltd. (a)	32,878	847,757
True North Commercial Real Estate Investment Trust	9,765	74,426
Twin Butte Energy Ltd. (a) (c)	83,708	—
Valeura Energy, Inc. (a)	174	375
Victoria Gold Corp. (a)	35,654	188,193
Wajax Corp. (b)	13,106	300,864
Well Health Technologies Corp. (a) (b)	152,814	446,181
Wesdome Gold Mines Ltd. (a) (b)	97,470	569,918
Western Forest Products, Inc. (b)	210,469	113,327
Westshore Terminals Investment Corp. (b)	32,254	670,715
		56,140,754
CHINA — 0.3%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	149,000	231,651
BOE Varitronix Ltd. (b)	175,000	158,224
China Tobacco International HK Co. Ltd. (b)	192,000	242,688
China Youzan Ltd. (a) (b)	7,636,000	140,818
Inspur Digital Enterprise Technology Ltd. (b)	368,000	107,923
Theme International Holdings Ltd. (a) (b)	2,150,000	132,163
TI Fluid Systems PLC (d)	181,670	356,190
Towngas Smart Energy Co. Ltd. (b)	959,888	399,515
VSTECS Holdings Ltd.	560,000	315,551
		2,084,723
COLOMBIA — 0.0% (e)
Aris Mining Corp. (a) (b)	39,007	129,274
Gran Tierra Energy, Inc. (a)	19,037	107,413
		236,687
DENMARK — 0.9%
Amagerbanken AS (a) (c)	308,573	—
Atlantic Sapphire ASA (a)	7,064	1,120
Bavarian Nordic AS (a)	47,773	1,256,206
Better Collective AS (a) (b)	13,925	354,417
cBrain AS	9,377	373,782

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Cementir Holding NV	38,495	$405,674
D/S Norden AS	12,870	612,190
H+H International AS Class B (a)	33,118	435,792
Matas AS	29,676	507,474
NTG Nordic Transport Group AS Class A (a)	8,133	354,324
Per Aarsleff Holding AS	12,975	620,068
Scandinavian Tobacco Group AS Class A (d)	33,470	581,777
Spar Nord Bank AS	39,038	616,662
		6,119,486
EGYPT — 0.1%
Centamin PLC	747,901	950,564
FINLAND — 0.6%
Aktia Bank OYJ	26,668	277,502
Citycon OYJ (b)	55,687	319,876
Finnair OYJ (a)	2,851,196	125,353
F-Secure OYJ	71,535	160,808
Harvia OYJ (b)	6,749	202,784
Jervois Global Ltd. (a) (b)	1,855,609	55,712
Jervois Global Ltd. (a)	178,491	5,069
Kamux Corp.	16,068	99,575
Marimekko OYJ	16,902	248,508
Musti Group OYJ	20,852	601,652
Nokian Renkaat OYJ (b)	60,068	547,952
QT Group OYJ (a) (b)	7,999	569,928
Revenio Group OYJ (b)	15,786	473,616
Terveystalo OYJ (b) (d)	29,735	254,234
Tokmanni Group Corp.	24,599	397,274
WithSecure OYJ (a) (b)	71,535	81,866
YIT OYJ (b)	80,005	175,430
		4,597,139
FRANCE — 1.3%
AB Science SA (a) (b)	23,583	92,611
Atos SE (a) (b)	47,647	371,065
Aubay	6,013	276,650
Beneteau SACA	31,360	432,330
Boiron SA	3,647	162,033
Bonduelle SCA (b)	14,642	176,947
Carbios SACA (a)	7,430	230,222
Casino Guichard Perrachon SA (a) (b)	23,584	20,412
Chargeurs SA (b)	11,928	153,899
Cie des Alpes	6,385	99,591
Clariane SE (b)	86,054	228,523
Criteo SA ADR (a)	41,317	1,046,146
DBV Technologies SA (a) (b)	26,502	54,130
Derichebourg SA	33,516	188,079
Elior Group SA (a) (b) (d)	69,161	224,001
Esker SA	2,534	446,750
Etablissements Maurel et Prom SA	47,833	321,788
Euroapi SA (a)	44,225	279,929
Security Description	Shares	Value
Eutelsat Communications SACA (a) (b)	25,496	$119,698
Fnac Darty SA	13,733	417,179
GL Events SACA	10,009	216,927
ID Logistics Group SACA (a)	1,221	412,726
Innate Pharma SA (a) (b)	57,444	166,253
Kaufman & Broad SA	10,332	343,539
Maisons du Monde SA (b) (d)	30,448	190,707
Manitou BF SA (b)	6,745	172,860
McPhy Energy SA (a) (b)	7,662	28,489
Mersen SA	9,989	388,409
Nanobiotix SA (a)	15,227	111,688
Nexity SA (b)	26,844	499,657
Orpea SA (a)	23,975	448
Quadient SA	20,596	437,281
SMCP SA (a) (b) (d)	31,814	120,190
Solutions 30 SE (a) (b)	83,484	245,860
Valneva SE (a) (b)	75,638	394,373
		9,071,390
GABON — 0.0% (e)
BW Energy Ltd. (a)	59,798	158,979
GERMANY — 2.9%
2G Energy AG	6,216	155,870
About You Holding SE (a)	22,027	105,504
ADLER Group SA (a) (d)	59,714	34,960
Affimed NV (a)	74,002	46,251
Amadeus Fire AG	3,570	485,063
ATAI Life Sciences NV (a) (b)	48,178	67,931
Atoss Software AG	993	229,256
Aumann AG (d)	391	8,025
Bilfinger SE	21,152	813,589
Borussia Dortmund GmbH & Co. KGaA (a)	53,596	213,137
BRANICKS Group AG	50,312	187,573
CANCOM SE	18,074	590,179
Ceconomy AG (a)	118,097	323,009
Cewe Stiftung & Co. KGaA	3,582	400,434
CropEnergies AG	14,334	182,092
Deutsche Beteiligungs AG	8,882	287,968
Deutsche Pfandbriefbank AG (b) (d)	57,318	392,245
Deutz AG	69,160	366,708
Draegerwerk AG & Co. KGaA Preference Shares	5,583	319,464
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,148	417,350
Elmos Semiconductor SE	9,107	744,444
ElringKlinger AG	14,969	91,276
flatexDEGIRO AG (a)	31,501	388,689
GFT Technologies SE	13,341	459,799
Grenke AG	8,126	224,858
Hamborner REIT AG	55,409	416,823
Hamburger Hafen und Logistik AG (a)	13,840	255,927
Heidelberger Druckmaschinen AG (a)	83,964	114,918

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Hornbach Holding AG & Co. KGaA	7,060	$514,723
Hypoport SE (a)	2,006	391,776
Indus Holding AG	23,744	586,214
Instone Real Estate Group SE (d)	25,012	201,695
Jenoptik AG	26,541	833,819
JOST Werke SE (d)	8,771	428,249
Jumia Technologies AG ADR (a)	38,344	135,354
Kloeckner & Co. SE	60,784	461,286
Lilium NV (a) (b)	103,423	122,039
LPKF Laser & Electronics SE (a)	9,488	104,233
MBB SE	2,722	283,547
Medios AG (a)	7,340	128,595
Montana Aerospace AG (a) (d)	11,271	236,495
MorphoSys AG (a)	20,935	786,279
Nagarro SE (a) (b)	6,167	595,742
New Work SE	1,006	87,569
Norma Group SE	18,662	330,458
Patrizia SE	28,587	258,945
Pfeiffer Vacuum Technology AG	4,056	690,887
PVA TePla AG (a)	9,115	205,405
SAF-Holland SE	36,528	613,330
Salzgitter AG	13,259	410,104
Secunet Security Networks AG	697	112,411
SFC Energy AG (a)	7,285	157,085
SGL Carbon SE (a) (b)	17,132	123,201
Sirius Real Estate Ltd. REIT	676,327	813,037
Stabilus SE	9,530	649,535
STRATEC SE	2,178	109,590
SUESS MicroTec SE	11,905	364,279
TAG Immobilien AG (a)	82,612	1,204,141
Takkt AG	18,518	276,155
Vossloh AG	4,688	217,242
		20,756,762
GHANA — 0.1%
Tullow Oil PLC (a) (b)	1,120,230	555,804
GREECE — 0.0%
TT Hellenic Postbank SA (a) (c)	129,076	—
GUERNSEY — 0.1%
Balanced Commercial Property Trust Ltd. REIT	563,825	521,104
HONG KONG — 1.1%
Aidigong Maternal & Child Health Ltd. (a)	3,790,000	131,049
Alliance International Education Leasing Holdings Ltd. (a) (b) (d)	651,000	93,375
Apollo Future Mobility Group Ltd. (a)	72,253	7,402
Cafe de Coral Holdings Ltd.	177,191	204,454
Canvest Environmental Protection Group Co. Ltd. (b)	503,000	240,274
Security Description	Shares	Value
China Ocean Resources Co. Ltd. (a) (c)	26,593	$—
Chow Sang Sang Holdings International Ltd.	68,000	78,201
C-Mer Eye Care Holdings Ltd. (a)	384,000	169,168
Cowell e Holdings, Inc. (a)	166,000	490,014
Dah Sing Financial Holdings Ltd.	42,000	86,059
EC Healthcare (b)	167,000	37,213
Gold Fin Holdings (a) (c)	1,158,000	—
Haitong International Securities Group Ltd. (a)	1,880,410	363,629
HKBN Ltd.	758,000	338,785
Hong Kong Technology Venture Co. Ltd. (a)	360,000	122,174
Hutchison Port Holdings Trust Stapled Security	2,377,800	351,914
Hutchison Telecommunications Hong Kong Holdings Ltd.	774,000	106,061
Long Well International Holdings Ltd. (a) (c)	2,380,000	—
Luk Fook Holdings International Ltd.	170,000	456,103
Melco International Development Ltd. (a) (b)	830,000	581,427
Modern Dental Group Ltd.	206,000	113,440
Pacific Basin Shipping Ltd.	2,415,000	794,840
Pacific Textiles Holdings Ltd.	996,000	172,196
PAX Global Technology Ltd.	457,000	354,080
Peace Mark Holdings Ltd. (a) (c)	504,228	—
Perfect Medical Health Management Ltd.	494,000	208,771
Prosperity REIT	1,187,000	211,298
Realord Group Holdings Ltd. (a) (b)	288,000	202,117
Sa Sa International Holdings Ltd. (a)	773,248	100,016
Shenzhou Space Park Group Ltd. (a) (c)	780,000	—
Shun Tak Holdings Ltd. (a)	1,054,849	136,440
SMI Holdings Group Ltd. (a) (b) (c)	608,081	—
Sunlight Real Estate Investment Trust	595,000	166,113
Superb Summit International Group Ltd. (a) (b) (c)	1,685,500	—
Texhong International Group Ltd. (a)	243,500	136,585
Truly International Holdings Ltd.	914,000	93,641
Value Partners Group Ltd. (b)	460,000	126,067
Vitasoy International Holdings Ltd.	598,000	595,814
Viva Goods Company Ltd. (a)	1,424,000	164,128
Yuexiu Real Estate Investment Trust	1,665,000	268,667

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Zhuguang Holdings Group Co. Ltd. (a)	1,438,000	$38,673
		7,740,188
INDONESIA — 0.2%
First Pacific Co. Ltd.	1,440,000	573,525
First Resources Ltd.	239,600	259,744
Nickel Industries Ltd.	991,322	470,118
		1,303,387
IRAQ — 0.1%
Genel Energy PLC (b)	123,650	120,901
Gulf Keystone Petroleum Ltd. (b)	180,971	297,836
		418,737
IRELAND — 0.6%
Amarin Corp. PLC ADR (a) (b)	151,460	131,770
C&C Group PLC	191,354	372,249
Cairn Homes PLC	175,590	256,422
COSMO Pharmaceuticals NV	5,234	316,534
Dalata Hotel Group PLC	151,663	774,010
Fineos Corp. Ltd. CDI (a)	158,470	206,532
GH Research PLC (a)	10,704	62,083
Glenveagh Properties PLC (a) (b) (d)	256,921	346,245
Greencore Group PLC (a)	410,796	505,092
Irish Residential Properties REIT PLC (b)	380,981	466,303
Origin Enterprises PLC (b)	67,046	254,775
Uniphar PLC (b)	108,854	324,663
		4,016,678
ISRAEL — 2.6%
Ashdod Refinery Ltd. (a)	6,291	140,621
AudioCodes Ltd.	17,478	210,959
Azorim-Investment Development & Construction Co. Ltd. (a)	60,388	246,523
Blue Square Real Estate Ltd.	2,495	166,361
Cellcom Israel Ltd. (a)	39,401	161,941
Ceragon Networks Ltd. (a) (b)	52,622	113,664
Clal Insurance Enterprises Holdings Ltd. (a)	41,684	667,588
Cognyte Software Ltd. (a)	28,859	185,563
Compugen Ltd. (a)	60,477	119,744
Danel Adir Yeoshua Ltd.	2,884	239,472
Delek Automotive Systems Ltd.	44,178	285,368
Delta Galil Ltd.	6,292	282,196
Elco Ltd.	7,834	248,232
Electra Consumer Products 1970 Ltd.	11,138	222,766
Electreon Wireless Ltd. (a)	2,428	53,200
FIBI Holdings Ltd.	7,631	333,773
Formula Systems 1985 Ltd.	6,422	413,937
Fox Wizel Ltd.	5,292	360,942
G City Ltd. (a)	108,291	358,173
Security Description	Shares	Value
Gilat Satellite Networks Ltd. (a) (b)	22,832	$139,504
Hilan Ltd.	8,570	452,907
IDI Insurance Co. Ltd.	7,753	207,901
Innoviz Technologies Ltd. (a) (b)	69,811	176,622
Inrom Construction Industries Ltd.	82,981	244,272
Isracard Ltd.	98,014	349,496
Israel Canada T.R Ltd.	105,736	317,129
Isras Investment Co. Ltd.	1,386	288,513
Ituran Location & Control Ltd.	15,437	420,504
Kornit Digital Ltd. (a)	20,419	391,228
Magic Software Enterprises Ltd.	13,548	131,280
Matrix IT Ltd.	25,868	489,932
Mediterranean Towers Ltd.	52,683	127,768
Mega Or Holdings Ltd. REIT	13,480	316,289
Menora Mivtachim Holdings Ltd.	14,745	380,817
Migdal Insurance & Financial Holdings Ltd.	412,334	471,088
Nano Dimension Ltd. ADR (a) (b)	127,239	305,374
Nano-X Imaging Ltd. (a) (b)	62,532	398,329
Oil Refineries Ltd.	2,277,883	773,021
One Software Technologies Ltd.	24,703	317,011
Oramed Pharmaceuticals, Inc. (a) (b)	14,054	32,465
Partner Communications Co. Ltd. (a)	87,295	433,214
Paz Oil Co. Ltd.	6,291	529,535
Perion Network Ltd. (a)	26,661	823,025
Radware Ltd. (a)	28,569	476,531
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,213	460,269
Reit 1 Ltd.	128,887	599,891
Sapiens International Corp. NV	27,574	816,293
Sella Capital Real Estate Ltd. REIT	162,240	381,124
Shufersal Ltd. (a)	119,516	572,538
Silicom Ltd. (a)	7,524	136,184
Sisram Medical Ltd. (b) (d)	111,200	74,907
Summit Real Estate Holdings Ltd. REIT	13,381	202,040
Taboola.com Ltd. (a) (b)	73,837	319,714
Tel Aviv Stock Exchange Ltd.	52,655	281,634
Tremor International Ltd. ADR (a) (b)	16,908	85,554
ZIM Integrated Shipping Services Ltd. (b)	77,900	768,873
		18,503,799
ITALY — 1.4%
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	325	—

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Anima Holding SpA (d)	165,325	$731,601
Arnoldo Mondadori Editore SpA	165,593	392,368
Ascopiave SpA	42,948	106,746
Avio SpA (a) (b)	7,871	73,557
Banca IFIS SpA	15,827	274,488
BFF Bank SpA (d)	96,056	1,095,037
Biesse SpA	13,274	186,222
Cromwell European Real Estate Investment Trust	142,200	223,055
Danieli & C Officine Meccaniche SpA	19,116	458,228
Datalogic SpA	6,272	46,836
doValue SpA (b) (d)	24,704	93,466
El.En. SpA (b)	43,536	468,897
Esprinet SpA	30,449	184,827
Eurotech SpA (a) (b)	43,091	117,335
Fila SpA	12,193	118,258
Fincantieri SpA (a) (b)	154,150	95,017
Gruppo MutuiOnline SpA (b)	8,395	295,826
GVS SpA (a) (d)	28,452	175,220
Immobiliare Grande Distribuzione SIIQ SpA REIT	24,342	61,980
Italmobiliare SpA (b)	2,535	77,708
Juventus Football Club SpA (a) (b)	783,174	222,512
Maire Tecnimont SpA	72,628	393,922
MARR SpA	34,678	439,765
MFE-MediaForEurope NV Class A	235,899	614,461
OVS SpA (b) (d)	277,528	695,917
Piaggio & C SpA	96,836	318,556
RAI Way SpA (d)	55,580	313,736
Safilo Group SpA (a) (b)	71,509	72,199
Spaxs SpA (a)	18,697	112,666
Tamburi Investment Partners SpA (b)	73,761	757,765
Tinexta SpA (b)	9,917	222,164
Unieuro SpA (b) (d)	22,434	257,234
Webuild SpA (b)	169,920	342,932
Zignago Vetro SpA	20,951	330,027
		10,370,528
JAPAN — 37.0%
77 Bank Ltd.	38,000	938,005
Access Co. Ltd. (a)	17,300	101,974
Adastria Co. Ltd.	10,000	246,489
Advanced Media, Inc. (b)	17,700	238,168
Adways, Inc.	10,500	37,612
Aeon Delight Co. Ltd.	17,000	429,281
Aeon Fantasy Co. Ltd.	7,900	146,703
Ai Holdings Corp.	23,700	393,207
Aichi Financial Group, Inc.	18,248	298,222
Aichi Steel Corp.	3,200	72,067
Aida Engineering Ltd.	34,900	204,231
Aiful Corp.	139,076	374,868
Aiming, Inc. (a)	24,800	43,978
Airtrip Corp. (b)	10,400	136,621
Security Description	Shares	Value
Aisan Industry Co. Ltd.	32,800	$273,837
Akatsuki, Inc.	2,300	41,308
Akebono Brake Industry Co. Ltd. (a)	81,800	64,985
Akita Bank Ltd.	1,800	24,272
Alconix Corp.	17,000	160,377
Altech Corp.	17,980	339,500
Amiyaki Tei Co. Ltd.	1,700	46,124
Amuse, Inc.	9,300	97,895
Anest Iwata Corp.	27,100	213,178
AnGes, Inc. (a) (b)	82,000	41,878
Anicom Holdings, Inc.	53,000	204,135
Appier Group, Inc. (a)	31,100	408,108
Arata Corp.	14,600	322,074
ARCLANDS Corp.	29,848	355,686
Arcs Co. Ltd.	28,300	558,452
ARE Holdings, Inc.	52,157	721,793
Arealink Co. Ltd.	4,100	78,231
Argo Graphics, Inc.	17,000	441,942
Arisawa Manufacturing Co. Ltd.	17,000	126,614
Artience Co. Ltd.	23,900	445,688
Aruhi Corp.	17,000	99,120
Asahi Yukizai Corp.	10,500	282,646
Asanuma Corp.	16,200	443,552
ASKA Pharmaceutical Holdings Co. Ltd.	10,500	132,870
ASKUL Corp. (b)	27,900	425,486
Atom Corp. (a) (b)	17,500	113,828
Atrae, Inc. (a)	23,700	123,728
Autobacs Seven Co. Ltd.	27,800	307,618
Avex, Inc.	21,500	208,625
Awa Bank Ltd.	37,465	626,631
Axial Retailing, Inc.	10,000	294,723
Bando Chemical Industries Ltd.	32,700	359,751
Bank of Iwate Ltd.	8,000	141,921
Bank of Nagoya Ltd.	3,160	121,935
Bank of Saga Ltd.	17,000	222,961
Bank of the Ryukyus Ltd.	54,320	426,145
BASE, Inc. (a) (b)	35,900	62,134
Belc Co. Ltd.	6,300	279,295
Bell System24 Holdings, Inc.	18,500	229,643
Belluna Co. Ltd.	28,400	125,300
Bic Camera, Inc.	39,100	372,751
BML, Inc.	17,800	378,777
BrainPad, Inc.	19,400	151,919
Broadleaf Co. Ltd.	63,400	259,482
BRONCO BILLY Co. Ltd. (b)	8,200	185,253
Bunka Shutter Co. Ltd.	47,200	469,389
Bushiroad, Inc. (b)	28,600	99,404
Can Do Co. Ltd. (b)	26,100	506,708
Carna Biosciences, Inc. (a)	54,200	200,684
Cawachi Ltd.	4,600	86,597
Central Glass Co. Ltd.	34,569	653,471
Central Security Patrols Co. Ltd.	6,500	117,478
Change Holdings, Inc. (b)	21,900	220,584

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Chiba Kogyo Bank Ltd.	66,100	$371,338
Chiyoda Co. Ltd.	22,400	136,644
Chiyoda Corp. (a) (b)	116,700	282,272
Chiyoda Integre Co. Ltd.	5,600	111,142
Chofu Seisakusho Co. Ltd. (b)	17,000	245,269
Chubu Shiryo Co. Ltd.	10,500	81,629
Chudenko Corp.	10,000	182,934
Chugin Financial Group, Inc.	46,000	326,777
Chugoku Marine Paints Ltd.	38,700	455,133
CI Takiron Corp.	49,000	228,004
Citizen Watch Co. Ltd.	155,100	925,231
CKD Corp.	47,459	855,056
CMK Corp.	44,400	261,399
COLOPL, Inc.	39,100	163,910
Colowide Co. Ltd.	23,900	376,690
Computer Engineering & Consulting Ltd.	10,400	115,597
Comture Corp.	17,000	222,961
Cosel Co. Ltd.	25,100	244,804
CRE Logistics REIT, Inc. (b)	439	483,591
Create Restaurants Holdings, Inc.	48,700	377,910
CTS Co. Ltd.	39,100	180,274
Curves Holdings Co. Ltd.	26,200	121,169
Cyber Security Cloud, Inc. (a)	2,500	38,747
CYBERDYNE, Inc. (a) (b)	79,300	125,998
Cybozu, Inc. (b)	31,000	479,359
Dai Nippon Toryo Co. Ltd.	10,500	75,968
Daido Metal Co. Ltd.	30,400	118,598
Daihen Corp.	9,600	439,211
Daiho Corp.	18,500	487,498
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	24,500	171,698
Daiki Aluminium Industry Co. Ltd. (b)	39,100	327,266
Daikyonishikawa Corp.	21,700	105,283
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,800	157,673
Daiseki Co. Ltd.	29,739	825,849
Daishi Hokuetsu Financial Group, Inc.	31,751	863,705
Daito Pharmaceutical Co. Ltd.	9,460	127,829
Daiwabo Holdings Co. Ltd.	50,074	1,096,457
DCM Holdings Co. Ltd.	81,164	744,397
Demae-Can Co. Ltd. (a) (b)	73,372	261,262
Denyo Co. Ltd.	10,000	164,562
Digital Arts, Inc.	8,100	294,744
Digital Garage, Inc. (b)	19,684	511,717
Digital Hearts Holdings Co. Ltd.	6,200	44,462
Dip Corp.	18,700	425,784
DKK Co. Ltd.	8,700	137,183
DKS Co. Ltd.	8,400	116,842
Doshisha Co. Ltd.	17,000	251,298
Doutor Nichires Holdings Co. Ltd.	50,752	784,428
Dowa Holdings Co. Ltd.	17,400	635,869
Security Description	Shares	Value
DTS Corp.	45,287	$1,132,336
Duskin Co. Ltd.	25,200	598,987
DyDo Group Holdings, Inc.	4,100	170,131
Earth Corp. (b)	10,300	333,884
EDION Corp.	76,705	855,300
eGuarantee, Inc.	27,200	395,131
E-Guardian, Inc.	10,500	120,134
Ehime Bank Ltd.	23,340	166,880
Eiken Chemical Co. Ltd. (b)	21,700	263,054
Eizo Corp.	10,500	367,552
en Japan, Inc.	20,200	390,445
eRex Co. Ltd. (b)	29,000	160,654
ES-Con Japan Ltd. (a)	39,100	258,208
Eslead Corp.	21,000	510,924
ESPEC Corp.	18,800	314,578
euglena Co. Ltd. (a) (b)	47,500	234,838
Exedy Corp.	20,000	367,995
FAN Communications, Inc.	49,500	139,041
FCC Co. Ltd.	37,928	468,114
FDK Corp. (a)	25,400	126,117
Feed One Co. Ltd.	9,160	52,954
Ferrotec Holdings Corp. (b)	38,778	731,110
FIDEA Holdings Co. Ltd.	19,210	205,753
Financial Partners Group Co. Ltd.	30,500	363,888
Fixstars Corp.	20,400	186,809
Freee KK (a) (b)	36,600	793,113
Fronteo, Inc. (a) (b)	21,200	93,534
Fudo Tetra Corp.	9,040	144,981
Fuji Co. Ltd.	21,700	295,377
Fuji Pharma Co. Ltd.	7,000	86,346
Fuji Seal International, Inc.	13,600	165,345
Fujibo Holdings, Inc.	7,200	191,772
Fujimi, Inc.	29,683	660,067
Fujimori Kogyo Co. Ltd.	7,500	201,092
Fujita Kanko, Inc. (a)	4,399	184,098
Fujitec Co. Ltd. (b)	42,981	1,090,226
Fujiya Co. Ltd. (b)	200	3,450
Fukuda Corp.	4,000	142,715
Fukui Bank Ltd.	12,900	150,796
Fukuoka REIT Corp.	888	1,078,979
Fukushima Galilei Co. Ltd.	8,400	290,765
FULLCAST Holdings Co. Ltd.	10,400	135,219
Funai Soken Holdings, Inc. (b)	23,900	434,669
Furukawa Co. Ltd.	17,838	241,290
Furukawa Electric Co. Ltd.	64,400	1,012,731
Furuno Electric Co. Ltd.	22,400	294,578
Fuso Chemical Co. Ltd.	17,000	503,440
Futaba Corp.	10,500	39,027
GA Technologies Co. Ltd. (a)	14,000	130,387
Gakken Holdings Co. Ltd.	23,600	165,223
Genki Sushi Co. Ltd.	3,200	70,251
Genky DrugStores Co. Ltd.	5,100	197,517
Geo Holdings Corp.	22,800	343,181
giftee, Inc. (a) (b)	9,300	119,796
Giken Ltd.	8,900	114,264

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Global One Real Estate Investment Corp. REIT	496	$385,246
GLOBERIDE, Inc.	14,800	210,694
Glory Ltd.	36,100	689,326
GMO GlobalSign Holdings KK (b)	12,500	242,676
GNI Group Ltd. (a)	18,400	369,357
Goldcrest Co. Ltd.	17,700	277,465
Gree, Inc.	52,400	211,860
GS Yuasa Corp.	37,698	530,788
G-Tekt Corp.	18,000	219,095
GungHo Online Entertainment, Inc. (b)	18,400	306,906
Gunma Bank Ltd.	136,000	665,626
Gunze Ltd.	9,200	326,287
Gurunavi, Inc. (a)	42,000	81,331
H.U. Group Holdings, Inc.	30,997	585,619
H2O Retailing Corp.	74,600	808,017
Hamakyorex Co. Ltd.	7,200	203,008
Hankyu Hanshin REIT, Inc.	611	602,419
Hanwa Co. Ltd.	24,244	858,978
Happinet Corp.	3,700	72,620
Hazama Ando Corp.	104,901	830,398
Heiwa Real Estate Co. Ltd.	23,300	623,074
Heiwa Real Estate REIT, Inc. (b)	646	616,766
Heiwado Co. Ltd.	22,400	338,908
Hennge KK (a) (b)	8,800	75,341
Hibiya Engineering Ltd.	7,500	131,348
Hiday Hidaka Corp.	11,504	232,234
Hioki EE Corp. (b)	8,200	367,598
Hirano Tecseed Co. Ltd. (b)	10,400	132,711
Hirata Corp.	6,800	303,391
Hirogin Holdings, Inc.	57,300	366,894
HIS Co. Ltd. (a) (b)	20,600	266,085
Hochiki Corp.	19,700	244,119
Hogy Medical Co. Ltd.	10,500	269,240
Hokkaido Electric Power Co., Inc.	119,500	529,435
Hokkoku Financial Holdings, Inc. (b)	17,500	573,486
Hokuetsu Corp. (b)	55,300	555,824
Hokuhoku Financial Group, Inc.	76,500	826,697
Hokuriku Electric Power Co. (a)	113,000	588,004
H-One Co. Ltd.	23,600	131,911
Hoosiers Holdings Co. Ltd.	45,600	344,474
Hoshino Resorts REIT, Inc.	180	722,656
Hosiden Corp.	26,600	324,528
Hosokawa Micron Corp.	9,600	268,634
Hyakugo Bank Ltd.	128,000	484,835
Hyakujushi Bank Ltd.	18,900	322,552
IBJ, Inc.	17,700	89,140
Ichibanya Co. Ltd.	5,600	209,732
Ichigo Hotel REIT Investment Corp.	261	206,238
Ichigo Office REIT Investment Corp.	987	577,582
Security Description	Shares	Value
Ichigo, Inc.	173,700	$416,446
Ichikoh Industries Ltd.	35,600	127,774
Idec Corp.	17,100	348,235
Iino Kaiun Kaisha Ltd.	79,380	668,351
Imuraya Group Co. Ltd.	8,600	144,086
Inaba Denki Sangyo Co. Ltd.	20,600	496,808
Inabata & Co. Ltd.	22,500	501,135
Infocom Corp.	17,300	304,081
Infomart Corp. (b)	91,700	322,622
Insource Co. Ltd. (b)	40,000	250,816
Intage Holdings, Inc.	19,900	229,377
Integrated Design & Engineering Holdings Co. Ltd.	9,800	235,303
Iriso Electronics Co. Ltd.	10,300	270,322
Ishihara Sangyo Kaisha Ltd.	19,600	187,269
Istyle, Inc. (a)	39,100	115,098
Itfor, Inc.	44,600	378,363
Itochu Enex Co. Ltd.	21,900	238,759
Itoki Corp.	31,700	302,879
J Trust Co. Ltd. (b)	62,800	204,463
Jaccs Co. Ltd.	15,000	552,206
Jade Group, Inc. (a)	4,100	61,421
JAFCO Group Co. Ltd.	57,180	669,223
Japan Aviation Electronics Industry Ltd.	43,490	994,859
Japan Communications, Inc. (a)	145,500	235,310
Japan Display, Inc. (a) (b)	1,513,110	225,389
Japan Elevator Service Holdings Co. Ltd.	25,600	424,548
Japan Excellent, Inc. REIT	1,179	1,048,706
Japan Lifeline Co. Ltd.	35,300	316,243
Japan Material Co. Ltd.	48,274	859,468
Japan Petroleum Exploration Co. Ltd.	19,000	706,199
Japan Pulp & Paper Co. Ltd.	7,900	279,061
Japan Securities Finance Co. Ltd.	28,900	317,740
Japan Steel Works Ltd.	44,997	781,974
Japan Wool Textile Co. Ltd. (b)	25,000	237,977
JCU Corp.	16,347	461,491
Jeol Ltd.	27,000	1,185,487
JINS Holdings, Inc. (b)	6,600	220,031
JMDC, Inc.	24,100	728,744
Joshin Denki Co. Ltd.	13,500	232,501
Joyful Honda Co. Ltd.	51,000	667,797
JSP Corp.	8,100	105,257
JTOWER, Inc. (a)	5,500	195,063
Juki Corp. (b)	37,200	121,907
Juroku Financial Group, Inc.	20,600	544,297
JVCKenwood Corp.	88,200	463,585
Kaga Electronics Co. Ltd.	20,900	908,760
Kamakura Shinsho Ltd. (b)	5,300	20,789
Kameda Seika Co. Ltd. (b)	3,900	113,559
Kamei Corp.	21,900	265,633
Kanamoto Co. Ltd.	20,700	429,623

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Kanematsu Corp.	82,735	$1,211,858
Kanto Denka Kogyo Co. Ltd.	24,000	146,063
Kaonavi, Inc. (a)	8,100	129,274
Katakura Industries Co. Ltd.	70,148	815,026
Kato Sangyo Co. Ltd.	10,400	338,970
Kawada Technologies, Inc.	1,300	60,214
Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	156,561
Keiyo Bank Ltd.	86,000	415,421
Kenko Mayonnaise Co. Ltd.	17,000	204,873
KH Neochem Co. Ltd. (b)	19,800	318,671
Kisoji Co. Ltd.	10,300	187,326
Kissei Pharmaceutical Co. Ltd.	25,600	561,101
Kitanotatsujin Corp.	52,000	78,564
Kitz Corp.	122,955	1,051,807
Kiyo Bank Ltd. (b)	73,365	821,701
KLab, Inc. (a)	10,100	20,561
Koa Corp.	21,300	233,880
Kohnan Shoji Co. Ltd.	10,500	292,329
Komatsu Matere Co. Ltd.	30,300	171,939
KOMEDA Holdings Co. Ltd.	24,400	475,089
Komeri Co. Ltd.	10,300	225,755
Komori Corp.	53,636	434,095
Konica Minolta, Inc. (a)	290,100	849,435
Konishi Co. Ltd. (b)	34,400	330,140
Konoike Transport Co. Ltd.	17,000	235,140
Koshidaka Holdings Co. Ltd.	26,200	202,196
Kourakuen Holdings Corp. (a) (b)	8,000	68,832
Krosaki Harima Corp.	3,300	274,805
Kumagai Gumi Co. Ltd.	18,200	465,392
Kumiai Chemical Industry Co. Ltd.	57,100	326,853
Kura Sushi, Inc.	17,000	411,193
Kurabo Industries Ltd.	30,570	627,099
Kureha Corp.	24,600	502,539
Kusuri No. Aoki Holdings Co. Ltd.	27,000	614,194
KYB Corp.	13,683	476,061
Kyoei Steel Ltd.	19,800	280,750
Kyokuto Kaihatsu Kogyo Co. Ltd.	19,600	273,188
Kyorin Pharmaceutical Co. Ltd.	34,500	435,594
Kyoritsu Maintenance Co. Ltd.	17,000	722,301
Kyosan Electric Manufacturing Co. Ltd.	17,000	56,916
Lacto Japan Co. Ltd. (b)	7,400	100,728
LEC, Inc.	18,500	135,817
Leopalace21 Corp. (a)	198,620	602,989
LIFENET INSURANCE Co. (a) (b)	66,000	550,078
LIFULL Co. Ltd.	35,900	45,582
M&A Capital Partners Co. Ltd. (b)	8,400	144,906
Maeda Kosen Co. Ltd.	7,500	161,459
Makino Milling Machine Co. Ltd.	21,148	880,542
Security Description	Shares	Value
Mandom Corp.	19,600	$177,537
Mars Group Holdings Corp.	17,000	297,844
Marudai Food Co. Ltd.	44,631	514,754
Maruha Nichiro Corp.	37,302	734,504
Marusan Securities Co. Ltd. (b)	71,838	429,051
Matsuya Co. Ltd. (b)	31,700	211,813
Max Co. Ltd.	23,000	535,927
Maxell Ltd.	29,000	320,897
MCJ Co. Ltd.	45,800	356,381
MEC Co. Ltd. (b)	18,200	567,378
Media Do Co. Ltd. (a)	4,300	44,013
Medical Data Vision Co. Ltd.	71,800	333,586
Medinet Co. Ltd. (a) (b)	625,900	190,904
Medley, Inc. (a)	12,200	380,763
MedPeer, Inc.	7,200	36,567
Megachips Corp.	16,319	541,729
Megmilk Snow Brand Co. Ltd.	26,100	391,370
Meidensha Corp.	29,449	508,642
Meiko Electronics Co. Ltd.	17,067	504,819
Meiko Network Japan Co. Ltd.	30,200	164,089
Meisei Industrial Co. Ltd.	35,700	271,713
MEITEC Group Holdings, Inc.	31,500	631,653
Melco Holdings, Inc.	4,000	97,744
Menicon Co. Ltd.	56,000	933,069
Mie Kotsu Group Holdings, Inc.	57,900	247,650
Milbon Co. Ltd. (b)	14,800	387,794
Mimasu Semiconductor Industry Co. Ltd.	18,900	428,997
Minkabu The Infonoid, Inc. (b)	6,800	72,640
Mirai Corp. REIT	1,027	316,521
Mirait One Corp.	46,601	614,493
Miroku Jyoho Service Co. Ltd.	10,500	130,785
Mitsubishi Estate Logistics REIT Investment Corp.	354	940,367
Mitsubishi Kakoki Kaisha Ltd.	16,500	380,958
Mitsubishi Logisnext Co. Ltd.	17,000	166,648
Mitsubishi Pencil Co. Ltd.	30,000	443,893
Mitsubishi Research Institute, Inc.	6,900	226,607
Mitsubishi Shokuhin Co. Ltd.	8,000	272,947
Mitsuboshi Belting Ltd.	17,100	531,873
Mitsui DM Sugar Holdings Co. Ltd.	27,400	577,425
Mitsui Matsushima Holdings Co. Ltd. (b)	11,700	218,680
Mitsui Mining & Smelting Co. Ltd.	34,831	1,071,020
Mitsui-Soko Holdings Co. Ltd.	18,500	617,410
MIXI, Inc.	26,300	440,448
Miyaji Engineering Group, Inc.	5,200	118,031
Miyazaki Bank Ltd.	6,980	129,668
Mizuho Leasing Co. Ltd.	10,400	357,044
Mizuno Corp.	7,800	217,435
Mochida Pharmaceutical Co. Ltd.	18,800	436,062
Modec, Inc. (a)	9,000	147,978
Monex Group, Inc.	103,607	528,397

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Money Forward, Inc. (a)	27,700	$849,194
Monogatari Corp. (b)	16,600	516,910
Mori Trust Reit, Inc.	1,652	849,553
Morinaga Milk Industry Co. Ltd.	38,600	746,920
Morita Holdings Corp.	24,600	271,162
MOS Food Services, Inc. (b)	17,000	396,120
m-up Holdings, Inc.	18,500	141,460
Musashi Seimitsu Industry Co. Ltd.	31,100	333,104
Musashino Bank Ltd.	10,480	198,182
Nachi-Fujikoshi Corp.	17,000	443,148
Nagaileben Co. Ltd.	17,000	287,232
Nagano Keiki Co. Ltd. (b)	27,700	402,002
NANO MRNA Co. Ltd. (a)	101,800	137,197
Nanto Bank Ltd.	10,000	173,145
NET One Systems Co. Ltd.	54,900	935,964
Neturen Co. Ltd.	64,383	439,328
Nextage Co. Ltd. (b)	42,940	788,259
NexTone, Inc. (a)	4,200	36,137
NHK Spring Co. Ltd.	72,100	612,170
Nichias Corp.	37,818	909,370
Nichiban Co. Ltd.	10,000	122,925
Nichicon Corp.	45,500	418,918
Nichiha Corp.	19,700	414,318
Nichireki Co. Ltd.	10,500	179,940
Nihon House Holdings Co. Ltd.	54,400	113,446
Nihon M&A Center Holdings, Inc.	239,300	1,320,071
Nihon Nohyaku Co. Ltd. (b)	39,100	179,164
Nihon Parkerizing Co. Ltd.	63,400	511,769
Nihon Tokushu Toryo Co. Ltd.	10,500	89,523
Nihon Trim Co. Ltd.	1,500	32,132
Nikkiso Co. Ltd.	73,640	538,014
Nikkon Holdings Co. Ltd.	70,038	1,530,125
Nippon Carbide Industries Co., Inc.	18,900	191,842
Nippon Carbon Co. Ltd. (b)	17,071	530,971
Nippon Ceramic Co. Ltd.	10,400	206,923
Nippon Chemical Industrial Co. Ltd.	8,100	107,556
Nippon Coke & Engineering Co. Ltd. (a)	615,872	511,115
Nippon Densetsu Kogyo Co. Ltd.	27,000	381,309
Nippon Gas Co. Ltd.	66,700	1,101,179
Nippon Kayaku Co. Ltd.	51,500	491,511
Nippon Light Metal Holdings Co. Ltd.	38,990	484,817
Nippon Paper Industries Co. Ltd. (a)	48,500	434,842
Nippon Parking Development Co. Ltd.	276,591	376,688
Nippon Pillar Packing Co. Ltd.	17,600	556,164
NIPPON REIT Investment Corp. (b)	469	1,117,776
Nippon Road Co. Ltd.	23,500	341,548
Security Description	Shares	Value
Nippon Sheet Glass Co. Ltd. (a)	49,000	$199,503
Nippon Signal Company Ltd.	36,600	251,823
Nippon Soda Co. Ltd.	17,000	654,774
Nippon Thompson Co. Ltd.	61,600	246,435
Nippon Yakin Kogyo Co. Ltd. (b)	8,600	257,122
Nipro Corp.	22,300	175,104
Nishimatsu Construction Co. Ltd.	27,583	768,129
Nishimatsuya Chain Co. Ltd.	27,053	397,409
Nishi-Nippon Financial Holdings, Inc.	87,300	1,009,975
Nishio Holdings Co. Ltd.	17,200	500,213
Nissan Shatai Co. Ltd.	25,000	163,321
Nissei ASB Machine Co. Ltd.	4,700	146,687
Nissei Plastic Industrial Co. Ltd.	27,400	215,538
Nissha Co. Ltd.	27,200	284,194
Nisshin Oillio Group Ltd.	13,600	413,846
Nisshinbo Holdings, Inc.	83,100	675,210
Nissin Corp.	10,500	178,749
Nissui Corp.	168,854	909,186
Nitta Corp. (b)	9,900	258,069
Nittetsu Mining Co. Ltd. (b)	6,400	236,516
Nitto Boseki Co. Ltd. (b)	25,730	838,625
Nitto Kogyo Corp.	25,100	640,942
Nittoku Co. Ltd. (b)	9,400	133,352
Nohmi Bosai Ltd.	20,200	315,509
Nojima Corp.	20,600	256,148
Nomura Co. Ltd.	48,800	304,611
Noritake Co. Ltd.	6,900	335,260
Noritsu Koki Co. Ltd.	9,800	208,401
Noritz Corp.	17,700	189,706
North Pacific Bank Ltd.	171,400	431,600
NPR-RIKEN Corp.	14,000	220,953
NS United Kaiun Kaisha Ltd.	10,000	340,119
NSD Co. Ltd.	44,206	850,067
NTN Corp.	230,900	425,833
NTT UD REIT Investment Corp.	1,460	1,291,403
Obara Group, Inc. (b)	8,900	238,314
Ogaki Kyoritsu Bank Ltd.	10,000	133,778
Ohara, Inc.	9,600	74,019
Ohsho Food Service Corp.	6,800	389,247
Oiles Corp.	17,000	238,878
Oisix ra daichi, Inc. (a) (b)	14,400	139,118
Oita Bank Ltd.	15,380	274,588
Okabe Co. Ltd.	21,200	110,075
Okamoto Industries, Inc.	6,360	224,436
Okamura Corp.	62,968	973,686
Okasan Securities Group, Inc.	99,282	482,396
Oki Electric Industry Co. Ltd.	54,100	349,589
Okinawa Electric Power Co., Inc. (b)	43,977	347,811
Okinawa Financial Group, Inc.	26,100	434,321
OKUMA Corp.	13,200	568,804
Okumura Corp.	16,800	558,292

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Okuwa Co. Ltd.	20,100	$117,908
One REIT, Inc. (b)	186	349,888
Open Door, Inc. (a) (b)	8,500	47,149
Open Up Group, Inc. (b)	45,977	766,066
Optex Group Co. Ltd.	20,300	257,170
Optim Corp. (a)	30,600	179,285
Optorun Co. Ltd.	17,000	196,673
Oriental Shiraishi Corp.	108,200	260,945
Osaka Organic Chemical Industry Ltd. (b)	23,800	458,173
Osaka Soda Co. Ltd. (b)	10,400	714,087
OSAKA Titanium Technologies Co. Ltd.	21,400	411,667
Osaki Electric Co. Ltd.	16,000	72,748
OSG Corp.	30,100	431,708
Outsourcing, Inc. (a) (b)	92,300	1,139,183
Oyo Corp.	21,800	317,305
Pacific Industrial Co. Ltd.	33,100	301,934
Pacific Metals Co. Ltd. (a)	7,399	63,714
Pack Corp. (b)	10,000	240,105
PAL GROUP Holdings Co. Ltd. (b)	20,800	363,535
Paramount Bed Holdings Co. Ltd.	25,600	503,175
Pasona Group, Inc.	10,500	196,773
Penta-Ocean Construction Co. Ltd.	170,253	956,330
PeptiDream, Inc. (a) (b)	59,600	628,425
Pharma Foods International Co. Ltd. (b)	10,400	73,917
PIA Corp. (a)	5,100	121,549
Pigeon Corp. (b)	61,600	709,593
Pilot Corp.	15,700	467,837
Piolax, Inc.	18,800	310,711
PKSHA Technology, Inc. (a)	12,100	289,669
Pole To Win Holdings, Inc.	20,100	68,863
Press Kogyo Co. Ltd. (b)	274,310	1,109,070
Pressance Corp.	5,500	62,225
Prestige International, Inc.	62,600	266,421
Prima Meat Packers Ltd.	17,300	288,129
Procrea Holdings, Inc. (b)	10,230	136,202
Qol Holdings Co. Ltd.	10,500	123,411
Raccoon Holdings, Inc.	15,400	70,894
Raito Kogyo Co. Ltd.	42,814	573,971
Raiznext Corp.	33,100	358,752
Raksul, Inc. (a) (b)	26,500	238,346
RaQualia Pharma, Inc. (a) (b)	20,900	101,995
RENOVA, Inc. (a) (b)	53,800	453,740
ReproCELL, Inc. (a)	47,800	59,335
Resorttrust, Inc.	52,174	905,218
Restar Holdings Corp.	10,500	210,030
Retail Partners Co. Ltd. (b)	10,500	124,156
Rheon Automatic Machinery Co. Ltd.	10,500	112,016
Ricoh Leasing Co. Ltd.	7,700	265,169
Riken Keiki Co. Ltd.	16,368	799,940
Riken Technos Corp.	53,900	323,446
Security Description	Shares	Value
Riken Vitamin Co. Ltd.	10,500	$166,460
Ringer Hut Co. Ltd. (b)	17,000	283,976
Riso Kagaku Corp.	9,200	173,259
Rock Field Co. Ltd.	17,000	194,503
Rorze Corp. (b)	11,034	1,178,692
Round One Corp. (b)	145,900	577,473
Royal Holdings Co. Ltd. (b)	17,000	311,108
RS Technologies Co. Ltd. (b)	9,800	207,776
Ryobi Ltd. (b)	16,400	309,201
Ryosan Co. Ltd. (b)	10,000	333,735
S Foods, Inc.	17,000	397,326
Sac's Bar Holdings, Inc.	36,100	206,132
Sagami Holdings Corp.	25,000	255,533
Saizeriya Co. Ltd.	17,200	613,676
Sakai Chemical Industry Co. Ltd.	26,953	358,660
Sakai Moving Service Co. Ltd.	8,400	162,066
Sakata INX Corp.	25,800	248,520
Sakata Seed Corp.	18,600	516,520
Sakura Internet, Inc. (b)	21,700	340,015
Sala Corp.	64,800	335,997
SAMTY Co. Ltd.	24,600	424,890
San-A Co. Ltd.	10,200	329,557
San-Ai Obbli Co. Ltd.	44,400	505,791
SanBio Co. Ltd. (a) (b)	17,000	84,650
Sangetsu Corp.	37,300	820,187
San-In Godo Bank Ltd.	88,900	626,802
Sanken Electric Co. Ltd.	14,418	795,148
Sanki Engineering Co. Ltd.	27,700	343,843
Sankyo Tateyama, Inc.	30,600	169,952
Sanoh Industrial Co. Ltd.	45,000	251,206
Sansan, Inc. (a)	73,700	835,908
Sanyo Chemical Industries Ltd.	5,400	162,215
Sanyo Denki Co. Ltd.	5,000	222,372
Sanyo Electric Railway Co. Ltd.	7,800	120,447
Sanyo Special Steel Co. Ltd.	20,287	379,320
Sanyo Trading Co. Ltd.	30,300	257,049
Sato Holdings Corp.	29,640	444,873
Seikagaku Corp.	24,400	131,709
Seiko Group Corp.	11,800	225,487
Seiren Co. Ltd.	45,012	791,493
Sekisui Jushi Corp.	17,100	301,536
Sekisui Kasei Co. Ltd.	25,000	86,182
Senko Group Holdings Co. Ltd.	51,000	413,122
Senshu Ikeda Holdings, Inc.	155,460	356,175
Septeni Holdings Co. Ltd.	21,200	79,248
Seria Co. Ltd.	20,600	384,150
Shibaura Machine Co. Ltd.	10,200	250,333
Shibuya Corp.	17,000	294,588
Shiga Bank Ltd.	30,400	752,561
Shikoku Bank Ltd.	24,000	163,427
Shikoku Electric Power Co., Inc.	106,700	767,062
Shikoku Kasei Holdings Corp.	26,000	331,040
Shima Seiki Manufacturing Ltd. (b)	23,245	251,444

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shinagawa Refractories Co. Ltd.	32,000	$390,183
Shin-Etsu Polymer Co. Ltd.	24,600	292,624
Shinmaywa Industries Ltd.	26,000	216,882
Shizuoka Gas Co. Ltd. (b)	30,200	219,784
Shochiku Co. Ltd. (b)	16,693	1,127,944
Shoei Co. Ltd. (b)	20,400	266,251
Shoei Foods Corp.	7,200	246,418
Siix Corp. (b)	23,500	243,868
Sinfonia Technology Co. Ltd.	47,480	701,524
Sinko Industries Ltd.	17,000	321,961
Sintokogio Ltd.	38,000	287,332
SKY Perfect JSAT Holdings, Inc.	63,400	313,897
Snow Peak, Inc. (b)	9,300	61,019
Sodick Co. Ltd.	27,900	144,269
Solasto Corp.	50,000	218,471
Sosei Group Corp. (a) (b)	39,100	394,106
Sotetsu Holdings, Inc.	42,800	831,227
Sourcenext Corp. (a) (b)	24,600	28,617
S-Pool, Inc.	29,200	91,962
ST Corp.	10,400	112,646
St. Marc Holdings Co. Ltd.	10,000	150,518
Star Asia Investment Corp. REIT	2,721	1,111,715
Star Micronics Co. Ltd. (b)	22,000	268,251
Starts Corp., Inc.	27,200	565,493
Starts Proceed Investment Corp. REIT	242	345,371
Starzen Co. Ltd.	9,600	179,021
Stella Chemifa Corp.	7,200	164,960
StemRIM, Inc. (a)	21,400	87,737
Studio Alice Co. Ltd. (b)	17,000	253,710
Sumida Corp.	21,100	172,566
Sumitomo Densetsu Co. Ltd.	17,900	348,147
Sumitomo Mitsui Construction Co. Ltd.	85,560	240,937
Sumitomo Osaka Cement Co. Ltd.	21,779	573,132
Sumitomo Seika Chemicals Co. Ltd.	2,400	84,948
Sumitomo Warehouse Co. Ltd.	44,926	781,059
Sun Corp.	9,000	143,829
Sun Frontier Fudousan Co. Ltd.	23,100	267,572
Sun-Wa Technos Corp.	22,800	355,148
Suruga Bank Ltd.	146,500	809,501
SWCC Corp.	4,500	91,258
SymBio Pharmaceuticals Ltd. (a) (b)	26,400	46,253
Syuppin Co. Ltd.	22,800	191,968
T Hasegawa Co. Ltd.	15,000	330,366
Tachi-S Co. Ltd.	22,300	284,405
Tadano Ltd. (b)	72,200	603,801
Taihei Dengyo Kaisha Ltd.	12,500	396,333
Taiho Kogyo Co. Ltd.	25,100	141,541
Taikisha Ltd.	10,500	304,245
Security Description	Shares	Value
Taiko Pharmaceutical Co. Ltd. (a) (b)	39,100	$84,035
Taiyo Holdings Co. Ltd.	21,200	468,421
Takamatsu Construction Group Co. Ltd.	7,900	155,165
Takaoka Toko Co. Ltd.	1,900	28,450
Takara Holdings, Inc.	58,200	511,490
Takara Standard Co. Ltd.	31,400	363,490
Takasago International Corp.	26,000	643,637
Takasago Thermal Engineering Co. Ltd. (b)	37,300	851,936
Takeuchi Manufacturing Co. Ltd.	23,900	726,426
Takuma Co. Ltd.	39,100	496,169
Tamron Co. Ltd.	10,000	377,359
Tamura Corp. (b)	53,000	208,647
Tanseisha Co. Ltd.	25,400	157,286
Tatsuta Electric Wire & Cable Co. Ltd. (a)	52,300	260,053
Tayca Corp. (b)	10,500	101,961
TechMatrix Corp.	28,000	347,964
Teikoku Electric Manufacturing Co. Ltd.	3,600	75,253
Teikoku Sen-I Co. Ltd.	17,000	246,354
TerraSky Co. Ltd. (a)	3,000	37,878
TKC Corp.	21,000	560,079
TKP Corp. (a)	20,800	265,275
Toa Corp. (f)	21,300	156,222
Toa Corp. (b) (f)	8,000	202,014
TOA ROAD Corp.	15,400	730,785
Toagosei Co. Ltd.	139,488	1,357,480
Tobishima Corp.	10,410	96,731
TOC Co. Ltd.	80,960	400,838
Tocalo Co. Ltd.	35,700	378,322
Toho Bank Ltd.	90,000	183,217
Toho Gas Co. Ltd.	24,500	511,792
Toho Titanium Co. Ltd. (b)	25,500	342,942
Toho Zinc Co. Ltd.	6,800	54,359
Tokai Carbon Co. Ltd. (b)	138,500	1,007,460
TOKAI Holdings Corp.	48,400	330,609
Tokai Rika Co. Ltd.	21,300	328,610
Tokai Tokyo Financial Holdings, Inc.	130,100	485,406
Tokushu Tokai Paper Co. Ltd.	5,100	142,350
Tokuyama Corp.	17,800	301,885
Tokyo Kiraboshi Financial Group, Inc.	10,000	281,955
Tokyo Steel Manufacturing Co. Ltd.	57,475	704,882
Tokyotokeiba Co. Ltd. (b)	8,900	279,979
Tokyu Construction Co. Ltd.	39,100	221,043
Tokyu REIT, Inc.	769	929,477
Tomoe Engineering Co. Ltd.	2,800	76,465
TOMONY Holdings, Inc.	100,180	277,844
Tomy Co. Ltd.	61,200	969,137
Tonami Holdings Co. Ltd.	4,200	134,508
Topcon Corp.	59,378	640,194

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Topre Corp. (b)	26,800	$357,004
Topy Industries Ltd.	24,298	440,356
Torex Semiconductor Ltd.	21,100	264,760
Torii Pharmaceutical Co. Ltd.	5,600	141,212
Torikizoku Holdings Co. Ltd.	17,000	408,781
Tosei REIT Investment Corp.	228	219,461
Tosho Co. Ltd.	9,000	53,369
Totetsu Kogyo Co. Ltd.	10,500	236,097
Towa Bank Ltd.	30,200	129,814
Towa Pharmaceutical Co. Ltd.	10,000	166,832
Toyo Construction Co. Ltd.	39,100	330,872
Toyo Corp.	5,668	56,809
Toyo Gosei Co. Ltd. (b)	2,000	118,315
Toyo Kanetsu KK	7,500	205,880
Toyo Tanso Co. Ltd.	8,300	281,710
Toyobo Co. Ltd.	42,778	320,729
TPR Co. Ltd. (b)	18,900	228,441
Trancom Co. Ltd.	3,800	193,531
Transcosmos, Inc.	10,500	224,553
TRE Holdings Corp.	45,539	355,319
Tri Chemical Laboratories, Inc. (b)	30,595	783,430
Trusco Nakayama Corp.	24,300	421,604
TS Tech Co. Ltd.	25,600	309,786
TSI Holdings Co. Ltd.	76,500	398,833
Tsubaki Nakashima Co. Ltd. (b)	29,200	151,613
Tsubakimoto Chain Co.	20,300	582,448
Tsuburaya Fields Holdings, Inc. (b)	15,300	138,045
Tsugami Corp.	39,100	336,973
Tsukishima Holdings Co. Ltd.	29,500	281,022
Tsukuba Bank Ltd.	116,500	204,937
Tsurumi Manufacturing Co. Ltd.	17,000	447,971
UACJ Corp.	21,700	592,602
Uchida Yoko Co. Ltd.	6,800	331,848
Union Tool Co. (b)	7,200	170,577
Unipres Corp.	20,000	135,196
United Arrows Ltd.	10,400	139,276
United Super Markets Holdings, Inc. (b)	36,900	266,189
UNITED, Inc.	10,600	67,669
Unitika Ltd. (a)	6,400	7,899
Universal Entertainment Corp. (b)	17,000	277,344
UT Group Co. Ltd. (a) (b)	36,800	637,957
V Technology Co. Ltd.	3,872	78,083
Valor Holdings Co. Ltd.	35,600	616,397
Valqua Ltd.	10,476	308,008
ValueCommerce Co. Ltd. (b)	17,000	176,897
Vector, Inc.	20,000	160,874
Vision, Inc. (a)	17,700	154,426
Visional, Inc. (a) (b)	17,300	1,101,958
Vital KSK Holdings, Inc.	30,300	224,381
VT Holdings Co. Ltd.	88,900	326,013
Wacom Co. Ltd.	81,600	380,275
Security Description	Shares	Value
Wakachiku Construction Co. Ltd.	3,800	$79,704
Wakita & Co. Ltd.	17,000	192,935
Warabeya Nichiyo Holdings Co. Ltd.	17,000	413,002
Watahan & Co. Ltd.	24,500	246,773
WATAMI Co. Ltd. (b)	18,400	135,083
WDB Holdings Co. Ltd.	7,500	117,729
WealthNavi, Inc. (a) (b)	46,300	640,410
West Holdings Corp. (b)	17,500	382,944
World Co. Ltd.	10,000	119,166
World Holdings Co. Ltd.	9,000	174,152
W-Scope Corp. (a)	22,300	141,570
YAKUODO Holdings Co. Ltd.	7,700	148,669
YAMABIKO Corp.	24,600	261,041
Yamagata Bank Ltd. (b)	15,600	118,178
Yamaguchi Financial Group, Inc.	72,000	645,283
Yamaichi Electronics Co. Ltd.	18,400	252,677
YA-MAN Ltd. (b)	10,400	74,212
Yamanashi Chuo Bank Ltd.	24,500	292,130
Yamashin-Filter Corp.	34,700	77,778
Yamazen Corp.	53,700	454,420
Yellow Hat Ltd.	21,200	265,414
Yodogawa Steel Works Ltd.	20,700	560,154
Yokogawa Bridge Holdings Corp.	20,500	368,907
Yokowo Co. Ltd.	22,600	228,437
Yondoshi Holdings, Inc.	10,400	149,530
Yonex Co. Ltd. (b)	28,100	266,689
Yorozu Corp.	10,400	61,155
Yoshinoya Holdings Co. Ltd.	34,600	786,587
Yuasa Trading Co. Ltd.	10,300	346,304
Yurtec Corp.	34,900	278,249
Zenrin Co. Ltd.	49,165	304,797
ZERIA Pharmaceutical Co. Ltd.	24,500	350,521
ZIGExN Co. Ltd.	39,100	147,270
Zojirushi Corp. (b)	25,900	273,918
		266,587,433
JERSEY — 0.1%
JTC PLC (d)	85,644	890,354
LUXEMBOURG — 0.0% (e)
B&S Group SARL (d)	21,697	88,560
MALAYSIA — 0.0% (e)
Frencken Group Ltd.	232,500	237,946
MALTA — 0.0% (e)
Catena Media PLC (a) (b)	27,806	34,158
Kambi Group PLC (a)	13,305	221,401
		255,559
NETHERLANDS — 0.8%
AMG Critical Materials NV	14,673	369,879
Brunel International NV (b)	19,912	245,913
CM.com NV (a) (b)	4,642	44,612
Corbion NV	24,404	522,444

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Flow Traders Ltd.	20,678	$410,242
ForFarmers NV (b)	11,276	29,645
Koninklijke BAM Groep NV (b)	137,759	367,960
Koninklijke Heijmans NV CVA	30,375	406,671
Merus NV (a)	20,718	569,745
NSI NV REIT	15,298	317,024
Pharming Group NV (a) (b)	437,616	498,398
PostNL NV (b)	222,122	346,704
SIF Holding NV (a) (b)	1,589	18,325
Sligro Food Group NV	7,815	136,917
TomTom NV (a) (b)	50,693	357,547
Van Lanschot Kempen NV ADR (b)	21,684	674,284
Vastned Retail NV REIT (b)	14,409	319,930
		5,636,240
NEW ZEALAND — 0.4%
Air New Zealand Ltd.	305,998	123,027
Argosy Property Ltd. REIT	427,298	303,009
Heartland Group Holdings Ltd. (b)	7,840	7,347
Kiwi Property Group Ltd. REIT	911,830	505,159
Oceania Healthcare Ltd. (b)	173,122	83,305
Precinct Properties New Zealand Ltd. REIT	761,294	609,747
SKYCITY Entertainment Group Ltd.	388,461	447,636
Summerset Group Holdings Ltd.	94,292	611,935
Vital Healthcare Property Trust REIT	3,983	5,573
		2,696,738
NORWAY — 1.7%
Avance Gas Holding Ltd. (d)	45,728	673,603
Bonheur ASA	4,949	117,930
Borregaard ASA	26,169	441,660
BW Offshore Ltd.	123,472	272,580
Crayon Group Holding ASA (a) (d)	73,510	613,084
Elmera Group ASA (d)	69,466	206,571
Europris ASA (d)	97,420	736,235
FLEX LNG Ltd.	25,991	763,681
FREYR Battery SA (a)	130,057	243,207
Grieg Seafood ASA	32,253	216,911
Hexagon Composites ASA (a)	61,669	175,370
Hexagon Purus ASA (a)	70,725	77,580
IDEX Biometrics ASA (a)	700,358	38,067
Kitron ASA	199,294	657,399
LINK Mobility Group Holding ASA (a)	134,907	241,235
NEL ASA (a)	789,842	535,858
Nykode Therapeutics ASA (a)	79,813	168,181
Odfjell Drilling Ltd.	582	2,258
Opera Ltd. ADR (b)	18,621	246,356
Pexip Holding ASA (a)	41,041	104,666
PGS ASA (a)	486,062	409,977
Security Description	Shares	Value
PhotoCure ASA (a)	16,926	$112,332
Protector Forsikring ASA	64,819	1,148,854
SFL Corp. Ltd.	72,205	814,472
SpareBank 1 Nord Norge	44,585	453,063
SpareBank 1 SMN	46,245	645,701
Stolt-Nielsen Ltd.	14,259	437,358
TGS ASA	56,383	733,956
Veidekke ASA	84,792	853,288
XXL ASA (a) (d)	185,779	17,287
		12,158,720
PERU — 0.0% (e)
Hochschild Mining PLC (a)	231,921	316,644
PORTUGAL — 0.3%
Altri SGPS SA (b)	138,682	704,698
Greenvolt-Energias Renovaveis SA (a) (b)	47,600	430,115
Mota-Engil SGPS SA	45,001	196,853
REN - Redes Energeticas Nacionais SGPS SA	313,843	806,047
		2,137,713
SINGAPORE — 1.3%
AEM Holdings Ltd. (b)	207,700	544,797
AIMS APAC REIT	451,604	445,065
BW LPG Ltd. (d)	77,500	1,154,598
CapitaLand China Trust REIT (b)	849,134	598,662
Capitaland India Trust	507,900	438,940
CDL Hospitality Trusts REIT	795,380	669,299
Ezion Holdings Ltd. (a) (c)	4,945,500	—
Ezra Holdings Ltd. (a) (b) (c)	1,444,295	—
Far East Hospitality Trust REIT	498,800	251,461
Hyflux Ltd. (a) (b) (c)	33,300	—
iFAST Corp. Ltd.	80,700	502,272
IGG, Inc. (a)	500,000	207,465
Keppel Pacific Oak U.S. REIT	479,200	179,700
Lendlease Global Commercial REIT (b)	1,941,897	949,529
Manulife U.S. Real Estate Investment Trust	3,189,055	255,124
Midas Holdings Ltd. (a) (b) (c)	1,078,700	—
Prestige Biopharm Ltd. (a)	12,921	95,109
Prime U.S. REIT	455,600	109,344
Raffles Medical Group Ltd.	578,674	473,784
Sasseur Real Estate Investment Trust (b)	334,300	173,600
Sheng Siong Group Ltd.	470,400	570,571
Singapore Post Ltd.	657,200	236,654
Starhill Global REIT	1,177,701	468,723
Swiber Holdings Ltd. (a) (b) (c)	200,200	—
TDCX, Inc. ADR (a)	13,977	67,788
Technics Oil & Gas Ltd. (a) (c)	1,254	—
UMS Holdings Ltd.	587,792	597,105
		8,989,590

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SOUTH AFRICA — 0.1%
Great Basin Gold Ltd. (a) (c)	266,255	$—
Scatec ASA (d)	64,433	521,202
		521,202
SOUTH KOREA — 11.7%
AbClon, Inc. (a)	10,692	123,034
ABLBio, Inc. (a)	17,356	331,515
ACE Technologies Corp. (a)	18,569	29,413
Advanced Process Systems Corp.	8,918	154,415
AfreecaTV Co. Ltd.	5,839	388,088
Ahnlab, Inc.	3,246	173,654
Air Busan Co. Ltd. (a)	30,065	71,433
Alchera, Inc. (a)	11,186	69,049
Alteogen, Inc. (a)	20,332	1,555,014
Amicogen, Inc. (a)	41,342	242,678
Amotech Co. Ltd. (a)	16,391	101,306
Anam Electronics Co. Ltd. (a)	100,578	170,246
Ananti, Inc. (a)	23,302	118,147
Anterogen Co. Ltd. (a)	3,450	45,780
APAM Corp. (a) (c)	6,724	—
Aprogen Biologics (a)	1,731	390
Aprogen, Inc. (a)	94,251	70,255
AptaBio Therapeutics, Inc. (a)	14,575	102,418
Asiana Airlines, Inc. (a)	17,605	152,552
BGF Co. Ltd.	36,920	109,221
BH Co. Ltd.	18,589	305,270
Binex Co. Ltd. (a)	18,088	125,699
Binggrae Co. Ltd.	4,610	195,797
Bioneer Corp. (a)	10,925	282,477
BNC Korea Co. Ltd.	23,156	66,525
Boditech Med, Inc. (a)	11,689	186,058
Boryung	30,683	283,268
Bukwang Pharmaceutical Co. Ltd.	21,638	102,486
BusinessOn Communication Co. Ltd. (a)	2,799	27,449
Cafe24 Corp. (a)	14,836	322,547
CANARIABIO M, Inc. (a)	33,459	17,354
Cellivery Therapeutics, Inc. (a) (c)	22,930	89,199
Cellumed Co. Ltd. (a)	43,718	72,982
Chabiotech Co. Ltd. (a)	30,609	465,588
Chong Kun Dang Pharmaceutical Corp.	5,646	573,850
CJ CGV Co. Ltd. (a)	57,031	255,951
CJ Freshway Corp.	2,283	42,278
Classys, Inc.	11,491	336,816
CMG Pharmaceutical Co. Ltd. (a)	62,103	116,211
CNK International Co. Ltd. (a) (c)	16,071	—
Com2uS Holdings Corp. (a)	2,052	58,952
Com2uSCorp	7,617	291,278
Connectwave Co. Ltd. (a)	9,504	113,053
Cosmax, Inc.	6,742	661,689
Security Description	Shares	Value
CosmoAM&T Co. Ltd. (a)	573	$65,535
Cosmochemical Co. Ltd. (a)	16,877	511,067
Creative & Innovative System (a)	30,616	261,492
Cuckoo Homesys Co. Ltd.	7,420	123,580
Daea TI Co. Ltd. (a)	36,881	98,080
Daeduck Co. Ltd. (a)	20,125	99,851
Daeduck Electronics Co. Ltd. (a)	32,794	688,778
Daehan Flour Mill Co. Ltd.	594	58,943
Daejoo Electronic Materials Co. Ltd.	5,958	399,698
Daesang Corp.	19,120	308,052
Daewon Media Co. Ltd. (a)	6,655	62,163
Daewon Pharmaceutical Co. Ltd.	13,921	169,270
Daewoong Co. Ltd.	24,020	385,133
Daewoong Pharmaceutical Co. Ltd.	4,530	410,827
Daishin Securities Co. Ltd. Preference Shares	68,362	723,483
Danal Co. Ltd. (a)	26,060	94,394
Daou Technology, Inc.	21,402	297,292
Dasan Networks, Inc. (a)	11,555	33,959
Dawonsys Co. Ltd. (a)	23,908	258,962
DB HiTek Co. Ltd.	31,776	1,445,822
Dentium Co. Ltd.	6,027	613,042
Devsisters Co. Ltd. (a)	5,134	193,337
DGB Financial Group, Inc.	111,539	735,279
DI Dong Il Corp.	7,690	174,651
DIO Corp. (a)	6,234	108,426
DL Holdings Co. Ltd.	9,402	375,233
DMS Co. Ltd.	49,163	258,813
Dong-A Socio Holdings Co. Ltd.	4,907	384,818
Dong-A ST Co. Ltd.	5,385	288,923
Dongjin Semichem Co. Ltd.	24,616	739,684
DongKook Pharmaceutical Co. Ltd.	18,417	231,088
Dongkuk CM Co. Ltd. (a)	10,691	58,938
Dongkuk Steel Mill Co. Ltd. (a)	17,580	164,348
Dongsuh Cos., Inc.	29,404	415,524
Dongsung Finetec Co. Ltd.	10,606	100,633
Dongsung Pharmaceutical Co. Ltd. (a)	29,575	132,271
Dongwha Enterprise Co. Ltd. (a)	3,077	145,978
Dongwha Pharm Co. Ltd.	34,936	278,587
Dongwon F&B Co. Ltd.	2,420	61,444
Dongwon Industries Co. Ltd.	4,547	117,567
Doosan Co. Ltd.	4,949	360,829
Doosan Tesna, Inc.	6,887	313,361
DoubleUGames Co. Ltd.	7,415	273,766
Dreamtech Co. Ltd.	39,733	400,754
Duk San Neolux Co. Ltd. (a)	5,757	198,918
E Investment&Development Co. Ltd. (a)	54,672	59,091
Echo Marketing, Inc.	62,113	496,750

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Eco&Dream Co. Ltd. (a)	5,960	$102,735
Ecopro Co. Ltd. (a)	208	104,493
Ecopro HN Co. Ltd. (a)	4,601	245,787
EM-Tech Co. Ltd.	16,708	562,382
ENF Technology Co. Ltd.	24,396	467,879
Enplus Co. Ltd. (a)	40,680	122,397
Enzychem Lifesciences Corp. (a)	28,983	40,912
Eo Technics Co. Ltd.	9,009	1,069,552
Eoflow Co. Ltd. (a)	18,180	58,934
Eone Diagnomics Genome Center Co. Ltd. (a)	216,667	70,321
E-TRON Co. Ltd. (a)	400,758	84,328
Eubiologics Co. Ltd. (a)	16,019	142,665
Eugene Corp.	46,905	125,466
Eugene Investment & Securities Co. Ltd.	128,060	351,496
Eugene Technology Co. Ltd. (a)	4,804	152,188
Eutilex Co. Ltd. (a)	2,337	6,133
Fila Holdings Corp.	30,617	920,008
Fine M-Tec Co. Ltd. (a)	12,899	90,240
Foosung Co. Ltd.	42,056	391,203
GC Cell Corp.	7,067	249,669
GemVax & Kael Co. Ltd. (a)	14,484	149,350
GeneOne Life Science, Inc. (a)	60,072	132,467
Genexine, Inc. (a)	23,312	179,198
Genome & Co. (a)	9,976	96,747
Genomictree, Inc. (a)	10,773	172,314
Giantstep, Inc. (a)	13,820	132,738
GOLFZON Co. Ltd.	2,386	170,812
Gradiant Corp.	7,253	75,070
Grand Korea Leisure Co. Ltd. (a)	17,431	182,580
Gravity Co. Ltd. ADR	1,498	104,201
Green Cross Holdings Corp.	16,651	211,386
G-SMATT GLOBAL Co. Ltd. (a) (c)	4,929	—
HAESUNG DS Co. Ltd.	18,124	779,618
Hana Tour Service, Inc. (a)	6,264	253,400
Hanall Biopharma Co. Ltd. (a)	18,002	619,216
Hancom, Inc.	10,542	116,806
Handsome Co. Ltd.	13,165	195,446
Hanil Cement Co. Ltd.	12,693	126,053
Hanjin Shipping Co. Ltd. (a) (c)	1,732	—
Hanjin Transportation Co. Ltd.	5,817	112,239
Hankook & Co. Co. Ltd.	16,617	201,277
Hansae Co. Ltd.	13,213	215,959
Hansol Chemical Co. Ltd.	4,353	767,242
Hansol Paper Co. Ltd.	28,788	237,832
Hanwha General Insurance Co. Ltd. (a)	52,222	164,220
Hanwha Investment & Securities Co. Ltd. (a)	100,241	270,858
Harim Holdings Co. Ltd.	73,767	445,042
HD Hyundai Construction Equipment Co. Ltd.	8,408	337,521
HD Hyundai Infracore Co. Ltd.	57,184	360,536
Security Description	Shares	Value
HDC Holdings Co. Ltd.	17,764	$95,034
HDC Hyundai Development Co-Engineering & Construction	16,876	191,311
Hecto Innovation Co. Ltd.	27,299	310,953
Helixmith Co. Ltd. (a)	26,012	124,617
HFR, Inc. (a)	5,026	67,864
HL Holdings Corp.	3,350	86,618
HLB Global Co. Ltd. (a)	33,198	129,400
HLB Life Science Co. Ltd. (a)	43,142	383,551
Hlb Pharma Ceutical Co. Ltd. (a)	14,415	170,240
HLB Therapeutics Co. Ltd. (a)	33,153	112,878
Homecast Co. Ltd. (a)	22,420	54,226
HS Industries Co. Ltd.	40,518	108,696
Humasis Co. Ltd. (a)	64,405	94,315
Humedix Co. Ltd.	1,548	40,566
Huons Co. Ltd.	5,253	156,623
Huons Global Co. Ltd.	3,210	58,946
Hyosung Advanced Materials Corp.	3,487	1,081,650
Hyosung Chemical Corp. (a)	2,138	142,766
Hyosung Heavy Industries Corp. (a)	4,769	599,504
Hyosung TNC Corp.	3,185	902,652
HYULIM A-TECH Co. Ltd. (a)	33,459	12,470
Hyundai Bioland Co. Ltd.	31,397	243,297
Hyundai Bioscience Co. Ltd. (a)	22,579	457,576
HYUNDAI Corp.	3,148	46,148
Hyundai Department Store Co. Ltd.	4,821	193,903
Hyundai Elevator Co. Ltd.	11,790	405,999
Hyundai Ezwel Co. Ltd.	22,504	103,443
Hyundai GF Holdings	26,513	74,934
Hyundai Green Food (a)	14,013	124,908
Hyundai Home Shopping Network Corp.	4,700	157,105
Il Dong Pharmaceutical Co. Ltd. (a)	10,639	150,015
Iljin Diamond Co. Ltd.	3,638	41,326
Ilyang Pharmaceutical Co. Ltd.	9,468	115,051
InBody Co. Ltd.	9,944	195,730
Innocean Worldwide, Inc.	13,314	221,228
InnoWireless Co. Ltd.	6,321	129,571
Innox Advanced Materials Co. Ltd.	7,074	175,765
Inscobee, Inc. (a)	65,652	62,548
Insun ENT Co. Ltd. (a)	44,558	254,637
Intellian Technologies, Inc. (a)	4,084	229,901
Interojo Co. Ltd.	5,153	126,434
iNtRON Biotechnology, Inc. (a)	17,851	121,696
IS Dongseo Co. Ltd. (a)	7,107	159,754
ISC Co. Ltd. (a)	2,334	145,524
ISU Specialty Chemical (a)	2,013	247,112
IsuPetasys Co. Ltd.	21,181	484,339
Jahwa Electronics Co. Ltd. (a)	27,338	600,719
JB Financial Group Co. Ltd.	117,948	1,043,115

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Jeil Pharmaceutical Co. Ltd.	5,771	$76,624
Jeisys Medical, Inc.	54,721	445,705
Jeju Air Co. Ltd. (a)	24,187	220,292
Jenax, Inc. (a) (c)	1,564	—
JETEMA Co. Ltd. (a)	8,288	100,069
Jin Air Co. Ltd. (a)	25,778	235,783
JoyCity Corp. (a)	34,865	73,634
Jusung Engineering Co. Ltd.	17,640	468,428
JW Pharmaceutical Corp.	10,137	279,812
JW Shinyak Corp. (a)	16,815	32,379
KC Co. Ltd.	7,184	102,692
KEPCO Plant Service & Engineering Co. Ltd.	17,503	462,751
KG Dongbusteel (b)	25,317	174,952
KG Eco Technology Service Co. Ltd.	14,481	126,719
Kginicis Co. Ltd.	18,579	173,110
KGMobilians Co. Ltd.	13,554	57,462
KH FEELUX Co. Ltd. (a)	13,755	14,162
KH Vatec Co. Ltd.	9,192	104,845
KINX, Inc.	5,559	430,338
KMW Co. Ltd. (a)	17,281	166,249
Koh Young Technology, Inc.	27,360	351,586
Kolmar BNH Co. Ltd.	33,167	462,005
Kolmar Korea Co. Ltd.	10,573	440,029
Kolon Industries, Inc.	10,753	371,542
KoMiCo Ltd.	2,845	142,482
Komipharm International Co. Ltd. (a)	20,756	67,527
KONA I Co. Ltd. (a)	7,528	104,629
Korea Electric Terminal Co. Ltd.	6,916	402,749
Korea Electronic Power Industrial Development Co. Ltd.	27,425	156,088
Korea Line Corp. (a)	106,652	178,457
Korea Petrochemical Ind Co. Ltd.	3,011	357,701
Korea Real Estate Investment & Trust Co. Ltd.	66,236	60,430
Korea United Pharm, Inc.	8,521	178,637
Korean Reinsurance Co.	150,782	837,092
KT Skylife Co. Ltd.	6,919	31,804
Kukdo Chemical Co. Ltd.	2,966	94,307
Kuk-il Paper Manufacturing Co. Ltd. (a)	36,435	22,632
Kumho Tire Co., Inc. (a)	60,942	255,049
KUMHOE&C Co. Ltd.	17,295	69,696
Kwang Dong Pharmaceutical Co. Ltd.	21,977	126,787
L&C Bio Co. Ltd.	8,883	200,021
LabGenomics Co. Ltd. (a)	26,920	80,578
LB Semicon, Inc. (a)	13,397	80,409
LegoChem Biosciences, Inc. (a)	15,013	757,702
LEMON Co. Ltd. (a)	3,369	6,043
LF Corp. (a)	3,086	31,797
Lime Co. Ltd. (a) (c)	2,258	—
Security Description	Shares	Value
Lotte Chilsung Beverage Co. Ltd.	3,228	$367,439
LOTTE Fine Chemical Co. Ltd.	16,425	739,693
Lotte Tour Development Co. Ltd. (a)	24,812	180,710
Lotte Wellfood Co. Ltd.	2,235	214,840
Lunit, Inc. (a)	11,094	705,488
LX International Corp.	27,458	626,807
LX Semicon Co. Ltd.	5,822	392,383
Macrogen, Inc.	9,240	150,664
Maeil Dairies Co. Ltd.	1,095	35,072
Magnachip Semiconductor Corp. (a)	27,492	206,190
Mcnex Co. Ltd.	5,532	129,935
Medipost Co. Ltd. (a)	15,557	98,568
MedPacto, Inc. (a)	22,736	127,812
Medytox, Inc.	3,327	622,569
Meerecompany, Inc.	487	13,254
MegaStudyEdu Co. Ltd.	5,561	262,095
Mezzion Pharma Co. Ltd. (a)	11,299	342,155
Miwon Commercial Co. Ltd.	1,107	146,465
Modetour Network, Inc.	9,080	107,446
Myoung Shin Industrial Co. Ltd. (a)	14,364	212,019
Namhae Chemical Corp.	23,576	135,463
Namsun Aluminum Co. Ltd. (a)	43,629	79,778
Naturecell Co. Ltd. (a)	38,088	236,294
Neowiz (a)	12,725	263,313
NEPES Corp. (a)	11,404	174,172
NewGLAB Pharma Co. Ltd. (a)	15,902	17,076
NEXTIN, Inc.	4,072	219,424
NHN Corp. (a)	18,896	342,590
NHN KCP Corp.	15,990	127,632
NICE Holdings Co. Ltd.	6,459	66,100
NICE Information Service Co. Ltd.	31,722	233,254
NKMax Co. Ltd. (a)	44,212	213,868
NOVAREX Co. Ltd.	1,364	12,857
OliX Pharmaceuticals, Inc. (a)	5,813	65,808
OQP Bio, Inc. (a)	33,459	—
Orion Holdings Corp.	14,694	166,575
Oscotec, Inc. (a)	14,553	260,460
Ottogi Corp.	1,461	453,762
Paradise Co. Ltd. (a)	29,349	303,540
Park Systems Corp.	2,252	303,379
Partron Co. Ltd.	8,977	56,738
Peptron, Inc.	15,148	473,412
PharmaResearch Co. Ltd.	3,366	286,184
Pharmicell Co. Ltd. (a)	44,498	209,723
PI Advanced Materials Co. Ltd.	10,376	245,724
POLUS BioPharm, Inc. (a) (c)	21,662	—
Poongsan Corp.	18,874	574,471
Power Logics Co. Ltd. (a)	18,320	94,879
Prestige Biologics Co. Ltd. (a)	15,459	52,814
PSK Holdings, Inc.	2	42
PSK, Inc.	24,458	399,752

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
RAPHAS Co. Ltd. (a)	4,688	$70,216
Reyon Pharmaceutical Co. Ltd.	4,203	53,977
RFHIC Corp.	5,587	78,302
RFTech Co. Ltd. (a)	13,142	39,949
S&S Tech Corp.	5,086	178,893
Sam Chun Dang Pharm Co. Ltd.	6,972	418,461
Sambu Engineering & Construction Co. Ltd. (a)	84,665	151,199
Samjin Pharmaceutical Co. Ltd.	11,857	198,860
Samsung Pharmaceutical Co. Ltd. (a)	35,533	60,008
Samwha Capacitor Co. Ltd.	4,266	126,201
Samyang Holdings Corp.	4,656	249,448
Sang-A Frontec Co. Ltd.	4,401	76,203
Sangsangin Co. Ltd. (a)	28,727	83,645
Saramin Co. Ltd.	5,713	77,584
SeAH Besteel Holdings Corp.	8,268	159,531
Sebang Global Battery Co. Ltd.	2,704	122,193
Seegene, Inc.	17,912	318,491
Seobu T&D	19,072	106,622
Seojin System Co. Ltd. (a)	53,006	746,587
Seoul Semiconductor Co. Ltd.	27,688	218,425
SFA Engineering Corp.	22,823	538,721
SFA Semicon Co. Ltd. (a)	36,252	169,733
SGC Energy Co. Ltd.	5,382	114,084
Shin Poong Pharmaceutical Co. Ltd. (a)	16,545	173,685
Shinsegae International, Inc.	7,296	103,670
Shinsung E&G Co. Ltd. (a)	238,861	378,350
SIMMTECH Co. Ltd.	9,119	272,600
SK Chemicals Co. Ltd.	4,509	235,621
SK D&D Co. Ltd.	10,832	248,112
SK Discovery Co. Ltd.	4,533	137,972
SK Networks Co. Ltd.	81,004	361,653
SK oceanplant Co. Ltd. (a)	11,184	171,681
SK Rent A Car Co. Ltd. (a)	3,637	29,030
SK Securities Co. Ltd.	357,749	178,055
SL Corp.	7,649	212,027
Solid, Inc. (a)	19,539	91,938
SOLUM Co. Ltd. (a)	17,119	362,877
Solus Advanced Materials Co. Ltd.	10,183	209,527
Songwon Industrial Co. Ltd.	17,748	225,450
Soulbrain Holdings Co. Ltd.	4,929	169,735
SPC Samlip Co. Ltd.	2,010	97,699
ST Pharm Co. Ltd.	9,253	487,113
STCUBE (a)	20,213	186,451
STIC Investments, Inc.	16,438	88,450
Sugentech, Inc. (a)	14,506	87,291
Suheung Co. Ltd.	1,808	40,290
Sungshin Cement Co. Ltd.	17,141	113,129
Synopex, Inc. (a)	39,384	230,879
T&R Biofab Co. Ltd. (a)	12,578	87,213
Taekwang Industrial Co. Ltd.	449	212,664
Taihan Electric Wire Co. Ltd. (a)	64,769	506,927
Security Description	Shares	Value
Taihan Fiberoptics Co. Ltd. (a)	27,276	$28,422
TechWing, Inc. (a)	42,701	379,631
Theragen Etex Co. Ltd. (a)	21,884	75,954
TKG Huchems Co. Ltd.	24,359	406,645
Tokai Carbon Korea Co. Ltd.	1,876	162,123
Toptec Co. Ltd.	11,393	67,850
Tovis Co. Ltd.	9,269	118,103
TSE Co. Ltd.	3,180	122,099
TY Holdings Co. Ltd. (a)	25,649	84,142
UBCare Co. Ltd.	29,355	107,697
Unid Co. Ltd.	3,893	204,942
Union Semiconductor Equipment & Materials Co. Ltd. (a)	58,868	384,866
Unison Co. Ltd. (a)	113,901	116,386
UTI, Inc. (a)	5,379	150,356
Value Added Technology Co. Ltd.	4,425	114,241
Vaxcell-Bio Therapeutics Co. Ltd. (a)	11,020	192,095
Webzen, Inc. (a)	13,230	167,956
Wellbiotec Co. Ltd. (a)	61,796	57,818
Wemade Co. Ltd. (a)	10,637	502,984
Whanin Pharmaceutical Co. Ltd.	10,811	126,250
Wins Co. Ltd.	8,227	77,485
WiSoL Co. Ltd. (a)	7,448	44,934
Wonik Holdings Co. Ltd. (a)	118,212	309,321
WONIK IPS Co. Ltd.	19,370	510,608
Woojeon Co. Ltd. (a) (c)	76	—
Woongjin Thinkbig Co. Ltd.	9,533	18,949
Woori Technology Investment Co. Ltd. (a)	83,633	418,197
Woori Technology, Inc. (a)	110,181	109,933
Wysiwyg Studios Co. Ltd. (a)	59,891	176,246
YG Entertainment, Inc.	6,678	263,926
Young Poong Corp.	657	263,229
Young Poong Paper Manufacturing Co. Ltd.	9,472	20,630
Yuanta Securities Korea Co. Ltd.	87,254	172,760
Yungjin Pharmaceutical Co. Ltd. (a)	61,140	100,879
Zinus, Inc.	5,071	64,180
		84,129,125
SPAIN — 1.0%
Abengoa SA Class B (a) (c)	12,105,124	—
Aedas Homes SA (b) (d)	14,722	296,306
Amper SA (a) (b)	1,181,537	109,113
Applus Services SA	88,372	976,201
Atresmedia Corp. de Medios de Comunicacion SA	59,398	235,817
Audax Renovables SA (a)	92,366	132,642
Befesa SA (d)	18,969	737,585
Construcciones y Auxiliar de Ferrocarriles SA	13,302	479,026

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Distribuidora Internacional de Alimentacion SA (a) (b)	8,785,808	$114,522
Ence Energia y Celulosa SA (b)	62,895	196,759
Ercros SA (b)	73,188	213,436
Faes Farma SA	232,533	811,702
Global Dominion Access SA (d)	49,195	182,593
Grupo Ezentis SA (a) (b)	337,896	33,369
Lar Espana Real Estate Socimi SA REIT	28,941	196,614
Let's GOWEX SA (a) (b) (c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	137,670	129,418
Melia Hotels International SA (a) (b)	19,391	127,665
Neinor Homes SA (d)	27,934	325,853
Obrascon Huarte Lain SA (a)	127,243	63,195
Oryzon Genomics SA (a) (b)	28,283	58,986
Pharma Mar SA (b)	7,194	326,457
Prosegur Cash SA (b) (d)	240,039	142,390
Prosegur Compania de Seguridad SA	66,591	129,465
Talgo SA (b) (d)	45,376	220,047
Tecnicas Reunidas SA (a) (b)	46,721	430,947
Tubacex SA	94,370	364,860
		7,034,968
SWEDEN — 4.5%
AcadeMedia AB (d)	59,447	304,967
Addnode Group AB (b)	58,191	492,535
AFRY AB	48,140	667,321
Alimak Group AB (d)	46,377	377,814
Alleima AB	83,750	636,735
Ambea AB (d)	30,524	159,316
Arjo AB Class B	132,559	518,248
Attendo AB (a) (d)	56,106	200,978
Beijer Alma AB	12,312	232,121
Betsson AB Class B	58,874	633,848
BHG Group AB (a) (b)	50,191	70,023
BICO Group AB (a) (b)	43,599	246,421
BioGaia AB Class B	36,314	364,659
Biotage AB	45,929	609,327
Bonava AB Class B (a) (b)	69,275	90,255
BoneSupport Holding AB (a) (d)	25,710	480,124
Boozt AB (a) (d)	22,994	308,706
Bravida Holding AB (d)	90,166	725,150
Bufab AB	25,838	990,668
Bure Equity AB	27,514	780,276
Byggmax Group AB (a)	36,121	135,984
Calliditas Therapeutics AB Class B (a) (b)	16,851	212,522
Camurus AB (a)	17,659	942,715
Cantargia AB (a) (b)	169,524	62,879
Cellavision AB	20,916	439,994
Cibus Nordic Real Estate AB (b)	50,459	670,427
Cint Group AB (a)	127,917	147,364
Security Description	Shares	Value
Clas Ohlson AB Class B	30,960	$485,389
Cloetta AB Class B	126,443	229,854
Coor Service Management Holding AB (d)	50,194	217,255
Creades AB Class A (b)	22,810	162,737
Dios Fastigheter AB	79,883	686,443
Duni AB	19,368	199,487
Dustin Group AB (a) (b) (d)	197,952	192,494
Electrolux Professional AB Class B	94,346	514,895
Eolus Vind AB Class B	12,524	110,230
Fagerhult Group AB	41,243	270,101
Ferronordic AB	6,153	43,349
Fingerprint Cards AB Class B (a) (b)	806,806	137,699
G5 Entertainment AB	3,994	61,746
GARO AB (b)	35,420	152,957
Genovis AB (a)	43,033	222,043
Granges AB	58,464	672,943
Hansa Biopharma AB (a) (b)	35,134	91,340
Hemnet Group AB	29,471	705,934
Hoist Finance AB (a) (d)	84,347	310,928
Humana AB (a)	15,059	42,064
Instalco AB	155,499	631,078
INVISIO AB	11,481	222,834
Inwido AB	35,552	476,950
KNOW IT AB	26,067	405,056
Lindab International AB	33,425	660,351
Maha Energy AB (a) (b)	109,896	105,339
MEKO AB	16,955	184,055
MIPS AB	12,162	439,880
Modern Times Group MTG AB Class B (a)	57,189	488,877
NCAB Group AB (b)	146,455	1,064,496
NCC AB Class B (b)	46,034	573,721
New Wave Group AB Class B (b)	106,309	1,074,709
Nobia AB (a)	60,660	66,211
Nolato AB Class B	97,789	513,308
Nordic Waterproofing Holding AB	9,383	153,065
Note AB (a)	19,775	291,390
NP3 Fastigheter AB	13,805	319,172
Nyfosa AB (b)	95,683	910,037
OW Bunker AS (a) (b) (c)	9,828	—
Platzer Fastigheter Holding AB Class B	32,491	271,461
PowerCell Sweden AB (a)	39,657	182,075
Ratos AB Class B	109,891	393,424
Re:NewCell AB (a) (b)	24,338	18,366
Resurs Holding AB (d)	104,706	248,106
Scandi Standard AB	33,301	190,002
Sdiptech AB Class B (a)	15,490	414,692
Sedana Medical AB (a) (b)	54,722	125,757
SkiStar AB	24,784	294,373
Smart Eye AB (a)	12,383	109,112

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SolTech Energy Sweden AB (a) (b)	66,246	$48,315
Stillfront Group AB (a)	253,689	306,355
Storskogen Group AB Class B	251,567	231,301
Storytel AB (a) (b)	28,682	114,582
Surgical Science Sweden AB (a)	33,761	611,379
Svolder AB Class B	31,482	189,307
SwedenCare AB (b)	47,962	290,118
Tethys Oil AB	37,853	163,220
Tobii AB (a) (b)	45,460	26,569
Tobii Dynavox AB (a)	45,460	189,908
Troax Group AB	16,986	417,324
Vestum AB (a) (b)	95,929	69,011
Vimian Group AB (a) (b)	112,998	331,890
Vitec Software Group AB Class B	15,285	888,023
VNV Global AB (a) (b)	72,827	151,755
Xvivo Perfusion AB (a)	13,415	438,610
		32,306,829
SWITZERLAND — 1.8%
Arbonia AG	23,225	265,736
Aryzta AG (a)	423,082	780,162
Ascom Holding AG (b)	45,485	444,231
Autoneum Holding AG (a) (b)	2,021	327,528
Basilea Pharmaceutica AG (a)	4,059	170,240
Bell Food Group AG	925	279,154
Bossard Holding AG Class A	1,748	458,989
Burckhardt Compression Holding AG	1,577	949,966
Burkhalter Holding AG	1,329	146,377
Bystronic AG	305	172,676
Coltene Holding AG	2,611	222,120
DocMorris AG (a) (b)	5,840	511,733
Gurit Holding AG Class BR (a)	2,670	258,863
Huber & Suhner AG	7,152	577,836
Implenia AG	9,397	340,532
Intershop Holding AG	428	312,743
Kardex Holding AG	4,392	1,137,594
Komax Holding AG	2,508	597,462
Leonteq AG (b)	4,150	169,373
Medmix AG (d)	11,024	248,863
Metall Zug AG Class B	104	188,439
Meyer Burger Technology AG (a) (b)	1,437,355	333,871
Mobilezone Holding AG	20,875	340,290
Orior AG	6,568	562,648
Rieter Holding AG (b)	1,662	177,920
Schweiter Technologies AG	393	242,342
Sensirion Holding AG (a) (d)	4,608	456,612
SKAN Group AG	4,157	399,080
u-blox Holding AG	3,095	367,362
Valiant Holding AG	7,543	854,990
Vetropack Holding AG	6,849	318,180
Ypsomed Holding AG	162	58,321
Security Description	Shares	Value
Zehnder Group AG	3,270	$207,860
		12,880,093
TANZANIA, UNITED REPUBLIC OF — 0.1%
Helios Towers PLC (a)	344,563	390,931
TURKEY — 0.1%
Eldorado Gold Corp. (a) (b)	81,070	1,057,488
UNITED KINGDOM — 6.9%
4imprint Group PLC	13,098	763,068
888 Holdings PLC (a)	148,133	180,437
ABRDN PROPERTY INCOME TRUST Ltd. REIT	192,803	130,266
AG Barr PLC	68,868	450,378
AJ Bell PLC	182,867	729,662
Alphawave IP Group PLC (a) (b)	191,966	315,197
AO World PLC (a)	182,454	228,755
Ascential PLC (a)	250,208	935,843
ASOS PLC (a) (b)	29,920	162,371
Auction Technology Group PLC (a)	49,089	326,660
Autolus Therapeutics PLC ADR (a) (b)	52,387	337,372
Avon Rubber PLC	18,824	203,973
Bicycle Therapeutics PLC ADR (a) (b)	29,566	534,553
Bodycote PLC	75,240	570,220
Bytes Technology Group PLC	120,105	937,032
Capita PLC (a)	872,952	244,825
Capricorn Energy PLC	97,976	211,830
Card Factory PLC (a)	227,423	312,532
Chemring Group PLC	114,926	513,509
Clarkson PLC	13,802	556,875
CLS Holdings PLC REIT	170,984	222,330
CMC Markets PLC (d)	121,140	162,151
Coats Group PLC	788,127	777,641
Compass Pathways PLC ADR (a) (b)	16,121	141,059
Crest Nicholson Holdings PLC	140,028	387,719
Currys PLC (a)	545,879	351,423
Custodian Property Income Reit PLC	138,930	155,147
DEV Clever Holdings PLC (a) (c)	399,295	38,177
DiscoverIE Group PLC	46,302	466,304
Ecora Resources PLC	141,025	180,498
Elementis PLC (a)	298,469	485,503
Empiric Student Property PLC REIT	501,882	606,529
EnQuest PLC (a)	806,750	155,089
Essentra PLC	166,841	360,720
Exscientia PLC ADR (a) (b)	28,155	180,474
FDM Group Holdings PLC	67,980	397,340
Firstgroup PLC	287,605	641,618
Forterra PLC (d)	222,033	500,428
Genius Sports Ltd. (a) (b)	45,955	284,002
Genuit Group PLC	96,338	495,545

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Global Ship Lease, Inc. Class A	8,383	$166,151
Great Portland Estates PLC REIT	157,082	841,042
Gym Group PLC (a) (b) (d)	180,703	244,642
Halfords Group PLC	97,460	247,614
Hammerson PLC REIT	2,295,772	831,168
Helical PLC REIT	81,564	230,311
Hill & Smith PLC	40,267	979,421
Hilton Food Group PLC	46,016	469,289
Hollywood Bowl Group PLC	84,737	330,549
Hunting PLC	77,869	293,335
Ibstock PLC (d)	234,716	453,312
IntegraFin Holdings PLC	180,985	699,542
IP Group PLC	533,572	395,195
J D Wetherspoon PLC (a)	87,709	906,231
John Wood Group PLC (a)	387,237	849,571
Johnston Press PLC (a) (c)	358	—
Jupiter Fund Management PLC	291,064	346,559
Just Group PLC	531,260	581,758
Keller Group PLC	60,755	681,564
Kier Group PLC (a)	204,055	278,859
Lancashire Holdings Ltd.	144,836	1,152,134
Lb-shell PLC (a) (c)	571	—
Luceco PLC (d)	107,916	170,588
Marshalls PLC	113,713	405,022
Marston's PLC (a)	614,776	264,896
Mitie Group PLC	671,476	850,005
Mobico Group PLC	404,961	436,743
Molten Ventures PLC (a)	67,568	239,113
Moneysupermarket.com Group PLC	246,187	879,377
Moonpig Group PLC (a)	128,524	256,577
Morgan Advanced Materials PLC	194,498	701,687
Morgan Sindall Group PLC	25,254	713,092
NCC Group PLC	218,980	359,552
Odfjell Technology Ltd.	98	536
On the Beach Group PLC (a) (d)	84,699	188,955
Oxford Biomedica PLC (a)	38,028	106,652
Oxford Instruments PLC	23,749	694,816
Pagegroup PLC	161,720	1,004,002
PayPoint PLC	36,569	242,414
Petrofac Ltd. (a) (b)	212,919	101,514
Picton Property Income Ltd. REIT	383,208	338,051
Premier Foods PLC	337,504	583,419
PZ Cussons PLC	218,843	427,399
Quilter PLC (d)	597,545	783,079
Rathbones Group PLC	32,804	728,479
Reach PLC	148,069	141,380
Redde Northgate PLC	87,539	405,647
Regional REIT Ltd. (b) (d)	453,910	203,683
Renewi PLC (a)	48,455	394,713
S4 Capital PLC (a) (b)	189,236	128,821
Sabre Insurance Group PLC (d)	131,596	253,986
Security Description	Shares	Value
Savills PLC	83,938	$1,036,870
Schroder Real Estate Investment Trust Ltd.	634,431	359,904
Senior PLC	455,996	1,032,395
SIG PLC (a) (b)	371,464	158,163
Spire Healthcare Group PLC (d)	150,029	433,197
SThree PLC	49,565	264,115
Supermarket Income Reit PLC	782,126	866,440
Synthomer PLC (a) (b)	104,993	253,904
THG PLC (a) (b)	353,513	383,781
TP ICAP Group PLC	357,689	890,532
Trainline PLC (a) (d)	142,980	586,548
Treatt PLC (b)	22,468	144,070
Triple Point Social Housing Reit PLC (d)	200,524	161,557
TT Electronics PLC	57,472	114,440
Tyman PLC	130,189	521,960
U.K. Commercial Property REIT Ltd.	692,883	547,638
Vanquis Banking Group PLC	194,933	321,063
Verona Pharma PLC ADR (a) (b)	38,360	762,597
Vertical Aerospace Ltd. (a) (b)	25,871	17,799
Vesuvius PLC	75,556	463,486
Victrex PLC	35,598	690,688
Volution Group PLC	102,968	569,159
Wincanton PLC	52,832	210,133
Workspace Group PLC REIT	77,954	564,454
		49,972,393
UNITED STATES — 1.4%
Access Bio, Inc. KDR (a)	21,801	151,840
Adaptimmune Therapeutics PLC ADR (a)	76,236	60,455
Argonaut Gold, Inc. (a)	460,496	164,139
Avadel Pharmaceuticals PLC ADR (a) (b)	42,106	594,537
Civeo Corp.	9,101	207,958
DHT Holdings, Inc.	69,067	677,547
Diversified Energy Co. PLC (b)	33,582	477,335
Dole PLC (b)	23,800	292,502
Energy Fuels, Inc. (a) (b)	97,281	700,872
Ferroglobe PLC (a) (c) (f)	19,857	—
Ferroglobe PLC (a) (f)	89,371	581,805
Fiverr International Ltd. (a) (b)	27,692	753,776
Hecla Mining Co. (b)	7,816	37,595
IMAX Corp. (a)	38,466	577,759
Maxeon Solar Technologies Ltd. (a) (b)	16,999	121,883
MDA Ltd. (a)	38,987	340,611
MeiraGTx Holdings PLC (a)	20,429	143,412
Nordic American Tankers Ltd. (b)	108,215	454,503
Paysafe Ltd. (a)	13,267	169,685
PolyPeptide Group AG (a) (b) (d)	6,662	138,678

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
PureTech Health PLC (a)	111,902	$277,031
REC Silicon ASA (a)	337,422	465,149
RHI Magnesita NV	2,855	125,929
Riskified Ltd. Class A (a)	108,038	505,618
Sinch AB (a) (b) (d)	293,704	1,093,173
Stratasys Ltd. (a)	34,420	491,518
UroGen Pharma Ltd. (a)	16,719	250,785
Viemed Healthcare, Inc. (a) (b)	27,779	218,065
Zymeworks, Inc. (a)	22,957	238,523
		10,312,683
VIETNAM — 0.0% (e)
XP Power Ltd.	12,538	216,735
TOTAL COMMON STOCKS (Cost $843,532,703)		715,916,801

RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Sigma Healthcare Ltd. (expiring 01/19/24) (a) (Cost $0)	266,521	55,467
WARRANTS — 0.0% (e)
AUSTRALIA — 0.0%
PointsBet Holdings Ltd. (expiring 07/08/24) (a)	4,681	—
FRANCE — 0.0% (e)
Technicolor SA (expiring 09/22/24) (a) (b)	4,594	9
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (a) (b) (c)	19,800	—
MACAU — 0.0% (e)
MECOM Power & Construction Ltd. (expiring 05/24/24) (a) (b)	63,799	98
NORWAY — 0.0% (e)
Bergenbio ASA (expiring 04/08/24) (a)	1,437,857	16,070
TOTAL WARRANTS (Cost $0)		16,177
SHORT-TERM INVESTMENTS — 7.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (g) (h)	970,591	970,979
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	56,105,429	$56,105,429
TOTAL SHORT-TERM INVESTMENTS (Cost $57,076,268)		57,076,408
TOTAL INVESTMENTS — 107.3% (Cost $900,608,971)		773,064,853
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.3)%		(52,785,253)
NET ASSETS — 100.0%		$720,279,600
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $514,331, representing 0.10% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.5% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$714,834,540	$567,930	$514,331	$715,916,801
Rights	—	55,467	—	55,467
Warrants	16,177	—	0(a)	16,177
Short-Term Investments	57,076,408	—	—	57,076,408
TOTAL INVESTMENTS	$771,927,125	$623,397	$514,331	$773,064,853
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.
Sector Breakdown as of December 31, 2023

% of Net Assets
Industrials	21.4%
Information Technology	12.8
Materials	12.3
Consumer Discretionary	11.5
Financials	9.4
Health Care	9.4
Real Estate	8.5
Consumer Staples	5.3
Energy	4.2
Communication Services	3.4
Utilities	1.2
Short-Term Investments	7.9
Liabilities in Excess of Other Assets	(7.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,699,939	$1,700,279	$10,782,450	$11,512,391	$501	$140	970,591	$970,979	$22,677
State Street Navigator Securities Lending Portfolio II	65,038,274	65,038,274	27,217,426	36,150,271	—	—	56,105,429	56,105,429	262,318
Total		$66,738,553	$37,999,876	$47,662,662	$501	$140		$57,076,408	$284,995
See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 8.8%
Centuria Industrial REIT (a)	420,660	$932,871
Charter Hall Long Wale REIT (a)	524,574	1,345,866
Charter Hall Retail REIT	408,197	1,005,505
Dexus REIT	849,981	4,454,280
GPT Group REIT	1,513,837	4,792,964
National Storage REIT	990,516	1,554,520
Region RE Ltd. REIT	906,340	1,397,676
Scentre Group REIT	4,094,621	8,353,952
Vicinity Ltd. REIT	3,057,747	4,256,364
Waypoint REIT Ltd.	532,402	886,414
		28,980,412
AUSTRIA — 0.4%
CA Immobilien Anlagen AG	33,603	1,204,530
BELGIUM — 2.8%
Aedifica SA REIT	37,481	2,635,326
Cofinimmo SA REIT	29,035	2,290,049
Warehouses De Pauw CVA REIT	136,663	4,302,497
		9,227,872
BRAZIL — 1.2%
Allos SA	331,613	1,812,485
Iguatemi SA	177,790	892,317
Multiplan Empreendimentos Imobiliarios SA	223,554	1,307,931
		4,012,733
CANADA — 3.3%
Artis Real Estate Investment Trust	41,828	210,314
Boardwalk Real Estate Investment Trust	20,073	1,086,006
Canadian Apartment Properties REIT	64,819	2,398,883
Dream Industrial Real Estate Investment Trust	105,089	1,112,576
First Capital Real Estate Investment Trust	81,994	953,881
Granite Real Estate Investment Trust	24,730	1,430,612
H&R Real Estate Investment Trust	101,310	760,632
NorthWest Healthcare Properties Real Estate Investment Trust	92,792	363,117
RioCan Real Estate Investment Trust	116,057	1,638,845
SmartCentres Real Estate Investment Trust	55,942	1,055,966
		11,010,832
FINLAND — 0.6%
Kojamo OYJ	140,549	1,847,564
FRANCE — 5.2%
Covivio SA REIT	38,306	2,059,881
Gecina SA REIT	40,489	4,924,352
Security Description	Shares	Value
Klepierre SA REIT	154,145	$4,202,419
Unibail-Rodamco-Westfield REIT (b)	80,061	5,918,364
		17,105,016
GERMANY — 2.1%
Aroundtown SA (b)	679,981	1,859,074
LEG Immobilien SE (b)	58,449	5,121,351
		6,980,425
HONG KONG — 6.1%
Hang Lung Properties Ltd.	1,382,755	1,926,654
Hysan Development Co. Ltd.	472,846	938,601
Link REIT	2,021,252	11,350,622
Swire Properties Ltd.	829,400	1,678,227
Wharf Real Estate Investment Co. Ltd.	1,221,000	4,128,091
		20,022,195
ISRAEL — 0.6%
Azrieli Group Ltd.	28,887	1,878,790
JAPAN — 29.8%
Activia Properties, Inc. REIT	566	1,559,732
Advance Residence Investment Corp. REIT	1,130	2,532,841
Aeon Mall Co. Ltd.	75,140	944,447
AEON REIT Investment Corp.	1,388	1,392,135
Comforia Residential REIT, Inc.	546	1,227,706
Daiwa House REIT Investment Corp.	1,683	3,004,760
Daiwa Office Investment Corp. REIT	224	1,056,604
Daiwa Securities Living Investments Corp. REIT	1,899	1,404,921
Frontier Real Estate Investment Corp. REIT	403	1,237,757
Global One Real Estate Investment Corp. REIT	803	623,695
GLP J-Reit	3,883	3,869,779
Hoshino Resorts REIT, Inc.	201	806,965
Hulic Co. Ltd. (a)	473,190	4,955,774
Hulic Reit, Inc.	1,008	1,066,773
Ichigo Office REIT Investment Corp.	815	476,929
Industrial & Infrastructure Fund Investment Corp. REIT	1,668	1,651,673
Invincible Investment Corp. REIT	5,315	2,299,723
Japan Excellent, Inc. REIT (a)	1,010	898,383
Japan Hotel REIT Investment Corp.	3,663	1,797,983
Japan Logistics Fund, Inc. REIT	735	1,491,063
Japan Metropolitan Fund Invest REIT	5,511	3,983,337
Japan Prime Realty Investment Corp. REIT (a)	786	1,951,341
Japan Real Estate Investment Corp. REIT	1,122	4,647,808

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
KDX Realty Investment Corp. REIT	3,267	$3,726,299
LaSalle Logiport REIT	1,475	1,590,296
Mitsubishi Estate Logistics REIT Investment Corp.	394	1,046,624
Mitsui Fudosan Co. Ltd.	739,200	18,131,321
Mitsui Fudosan Logistics Park, Inc. REIT	456	1,479,784
Mori Hills REIT Investment Corp.	1,288	1,280,874
Mori Trust Reit, Inc.	2,064	1,061,427
Nippon Accommodations Fund, Inc. REIT	396	1,696,581
Nippon Building Fund, Inc. REIT (a)	1,341	5,811,824
Nippon Prologis REIT, Inc.	1,925	3,705,809
NIPPON REIT Investment Corp. (a)	358	853,227
Nomura Real Estate Master Fund, Inc. REIT	3,722	4,356,150
NTT UD REIT Investment Corp.	1,164	1,029,584
Orix JREIT, Inc.	2,184	2,579,345
Sekisui House Reit, Inc.	3,452	1,887,851
Tokyu REIT, Inc.	734	887,173
United Urban Investment Corp. REIT	2,442	2,496,043
		98,502,341
MEXICO — 2.0%
Corp. Inmobiliaria Vesta SAB de CV (a)	641,084	2,552,676
Fibra Uno Administracion SA de CV REIT	2,234,021	4,032,834
		6,585,510
ROMANIA — 0.8%
NEPI Rockcastle NV	396,681	2,741,356
SAUDI ARABIA — 0.2%
Arabian Centres Co. Ltd.	131,379	720,307
SINGAPORE — 10.7%
CapitaLand Ascendas REIT	2,805,189	6,443,577
CapitaLand Ascott Trust REIT	1,959,798	1,470,851
CapitaLand Integrated Commercial Trust REIT	3,989,133	6,229,713
CapitaLand Investment Ltd.	1,891,403	4,530,993
Frasers Centrepoint Trust REIT	852,538	1,460,644
Frasers Logistics & Commercial Trust REIT	2,302,300	2,007,160
Keppel DC REIT	1,060,000	1,566,978
Keppel REIT	1,767,853	1,246,383
Mapletree Industrial Trust REIT	1,630,987	3,103,463
Mapletree Logistics Trust REIT	2,620,217	3,456,279
Mapletree Pan Asia Commercial Trust REIT	1,820,071	2,166,258
Suntec Real Estate Investment Trust	1,760,876	1,641,936
		35,324,235
Security Description	Shares	Value
SOUTH AFRICA — 0.5%
Growthpoint Properties Ltd. REIT	2,710,845	$1,731,383
SPAIN — 1.4%
Inmobiliaria Colonial Socimi SA REIT	225,672	1,632,840
Merlin Properties Socimi SA REIT	263,678	2,930,196
		4,563,036
SWEDEN — 4.5%
Castellum AB (b)	334,785	4,760,409
Fabege AB (a)	192,879	2,070,829
Hufvudstaden AB Class A	91,244	1,286,561
Sagax AB Class B	163,246	4,493,463
Samhallsbyggnadsbolaget i Norden AB (a)	887,019	445,717
Wihlborgs Fastigheter AB	211,264	1,975,782
		15,032,761
SWITZERLAND — 3.5%
PSP Swiss Property AG	36,176	5,054,711
Swiss Prime Site AG	60,516	6,460,361
		11,515,072
THAILAND — 0.7%
Central Pattana PCL NVDR	1,065,359	2,184,872
TURKEY — 0.1%
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	360,319	189,224
UNITED KINGDOM — 13.7%
Assura PLC REIT	2,341,564	1,436,394
Big Yellow Group PLC REIT	154,947	2,413,772
British Land Co. PLC REIT	740,066	3,769,970
Derwent London PLC REIT	88,766	2,670,549
Grainger PLC	585,465	1,973,351
Hammerson PLC REIT (a)	3,036,108	1,099,202
Land Securities Group PLC REIT	592,834	5,326,488
LondonMetric Property PLC REIT	860,410	2,100,469
LXI REIT PLC	1,354,455	1,809,538
Primary Health Properties PLC REIT	1,054,365	1,395,180
Safestore Holdings PLC REIT	171,788	1,935,918
Segro PLC REIT	968,536	10,944,286
Supermarket Income Reit PLC	982,494	1,088,408
Tritax Big Box REIT PLC	1,500,922	3,231,690
UNITE Group PLC REIT	313,376	4,170,692
		45,365,907
TOTAL COMMON STOCKS (Cost $434,539,847)		326,726,373

PREFERRED STOCKS — 0.0% (c)
BRAZIL — 0.0% (c)
Iguatemi SA 1.47% (Cost $50,716)	31,598	69,602

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	1,090,542	$1,090,978
State Street Navigator Securities Lending Portfolio II (f) (g)	5,671,060	5,671,060
TOTAL SHORT-TERM INVESTMENTS (Cost $6,761,928)		6,762,038
TOTAL INVESTMENTS — 101.0% (Cost $441,352,491)		333,558,013
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(3,311,430)
NET ASSETS — 100.0%		$330,246,583

(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$326,726,373	$—	$—	$326,726,373
Preferred Stocks	69,602	—	—	69,602
Short-Term Investments	6,762,038	—	—	6,762,038
TOTAL INVESTMENTS	$333,558,013	$—	$—	$333,558,013

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	113,052	$113,074	$3,120,315	$2,142,579	$58	$110	1,090,542	$1,090,978	$13,459
State Street Navigator Securities Lending Portfolio II	1,807,910	1,807,910	9,211,504	5,348,354	—	—	5,671,060	5,671,060	9,058
Total		$1,920,984	$12,331,819	$7,490,933	$58	$110		$6,762,038	$22,517
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.2%
Corp. America Airports SA (a)	54,255	$871,335
AUSTRALIA — 9.3%
Atlas Arteria Ltd. Stapled Security	2,090,783	8,246,010
Dalrymple Bay Infrastructure Ltd.	467,131	857,429
Qube Holdings Ltd. (b)	3,262,338	7,212,420
Transurban Group Stapled Security	2,260,980	21,151,504
		37,467,363
BRAZIL — 1.1%
Centrais Eletricas Brasileiras SA ADR (b)	170,183	1,466,977
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (b)	56,259	856,825
Cia Energetica de Minas Gerais ADR	241,287	559,786
Companhia Paranaense de Energia ADR (b) (c)	60,830	515,839
Companhia Paranaense de Energia ADR (a) (c)	15,611	122,862
Ultrapar Participacoes SA ADR (b)	175,200	949,584
		4,471,873
CANADA — 8.8%
Enbridge, Inc.	510,902	18,481,742
Keyera Corp. (b)	55,412	1,346,008
Pembina Pipeline Corp.	132,884	4,597,428
TC Energy Corp. (b)	249,062	9,776,618
Westshore Terminals Investment Corp.	63,494	1,320,344
		35,522,140
CHINA — 4.3%
Anhui Expressway Co. Ltd. Class H	558,000	550,243
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	3,192,000	936,112
CGN Power Co. Ltd. Class H (d)	1,766,000	461,371
China Gas Holdings Ltd.	482,600	476,509
China Longyuan Power Group Corp. Ltd. Class H	552,000	418,495
China Merchants Port Holdings Co. Ltd.	2,365,354	3,223,053
China Resources Gas Group Ltd.	148,200	485,868
China Resources Power Holdings Co. Ltd.	292,000	584,856
COSCO SHIPPING International Hong Kong Co. Ltd.	784,000	305,224
COSCO SHIPPING Ports Ltd.	2,716,243	1,961,902
Jiangsu Expressway Co. Ltd. Class H	2,254,000	2,026,379
Kunlun Energy Co. Ltd.	656,000	591,434
Security Description	Shares	Value
Shenzhen Expressway Corp. Ltd. Class H	1,130,000	$913,140
Shenzhen International Holdings Ltd.	2,475,930	2,086,382
Yuexiu Transport Infrastructure Ltd.	1,730,000	941,596
Zhejiang Expressway Co. Ltd. Class H	2,347,840	1,566,520
		17,529,084
FRANCE — 6.3%
Aeroports de Paris SA	73,135	9,468,423
Engie SA	288,660	5,075,746
Getlink SE	599,530	10,970,517
		25,514,686
GERMANY — 3.5%
E.ON SE	369,611	4,960,734
Fraport AG Frankfurt Airport Services Worldwide (a)	66,628	4,030,370
RWE AG	111,436	5,069,167
		14,060,271
HONG KONG — 0.3%
Hutchison Port Holdings Trust Stapled Security	9,173,700	1,357,708
ITALY — 2.8%
Enav SpA (d)	470,425	1,785,535
Enel SpA	1,272,028	9,456,632
		11,242,167
JAPAN — 2.0%
Iwatani Corp.	13,200	602,324
Japan Airport Terminal Co. Ltd.	172,300	7,590,830
		8,193,154
MEXICO — 6.9%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (b)	63,647	5,386,446
Grupo Aeroportuario del Pacifico SAB de CV ADR (b)	72,391	12,684,351
Grupo Aeroportuario del Sureste SAB de CV ADR	33,774	9,938,675
		28,009,472
MONACO — 0.2%
Scorpio Tankers, Inc.	11,596	705,037
NEW ZEALAND — 3.4%
Auckland International Airport Ltd.	2,421,793	13,493,549
SINGAPORE — 1.2%
SATS Ltd. (a)	1,928,021	4,019,451
SIA Engineering Co. Ltd.	477,600	858,094
		4,877,545
SPAIN — 8.7%
Aena SME SA (d)	125,223	22,699,560

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Iberdrola SA	951,345	$12,474,223
		35,173,783
SWITZERLAND — 1.8%
Flughafen Zurich AG	35,168	7,337,374
UNITED KINGDOM — 2.0%
National Grid PLC	609,046	8,214,435
UNITED STATES — 36.8%
American Electric Power Co., Inc.	84,773	6,885,263
American Water Works Co., Inc.	32,012	4,225,264
Antero Midstream Corp.	82,403	1,032,510
Cheniere Energy, Inc.	58,234	9,941,126
Consolidated Edison, Inc.	56,760	5,163,457
Constellation Energy Corp.	52,984	6,193,300
Dominion Energy, Inc.	137,706	6,472,182
DT Midstream, Inc.	23,445	1,284,786
Duke Energy Corp.	126,875	12,311,950
Edison International	63,059	4,508,088
Equitrans Midstream Corp.	104,852	1,067,393
Exelon Corp.	163,862	5,882,646
Kinder Morgan, Inc.	468,936	8,272,031
NextEra Energy, Inc.	286,439	17,398,305
ONEOK, Inc.	108,284	7,603,703
Public Service Enterprise Group, Inc.	82,207	5,026,958
Sempra	103,621	7,743,597
Southern Co.	179,494	12,586,119
Targa Resources Corp.	54,083	4,698,190
WEC Energy Group, Inc.	51,976	4,374,820
Williams Cos., Inc.	294,233	10,248,135
Xcel Energy, Inc.	90,830	5,623,285
		148,543,108
TOTAL COMMON STOCKS (Cost $400,371,826)		402,584,084

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	259,824	$259,927
State Street Navigator Securities Lending Portfolio II (g) (h)	6,581,411	6,581,411
TOTAL SHORT-TERM INVESTMENTS (Cost $6,841,298)		6,841,338
TOTAL INVESTMENTS — 101.3% (Cost $407,213,124)		409,425,422
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(5,306,768)
NET ASSETS — 100.0%		$404,118,654
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.2% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$402,584,084	$—	$—	$402,584,084
Short-Term Investments	6,841,338	—	—	6,841,338
TOTAL INVESTMENTS	$409,425,422	$—	$—	$409,425,422
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Sector Breakdown as of December 31, 2023

% of Net Assets
Industrials	41.0%
Utilities	38.7
Energy	19.9
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,368,672	$1,368,945	$10,888,348	$11,996,608	$(798)	$40	259,824	$259,927	$11,353
State Street Navigator Securities Lending Portfolio II	7,690,543	7,690,543	32,269,515	33,378,647	—	—	6,581,411	6,581,411	13,707
Total		$9,059,488	$43,157,863	$45,375,255	$(798)	$40		$6,841,338	$25,060
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 12.4%
BHP Group Ltd.	6,127,067	$210,754,275
Fortescue Ltd.	2,866,246	56,756,804
Glencore PLC	18,984,888	114,257,303
Rio Tinto Ltd.	627,818	58,115,589
South32 Ltd.	7,663,444	17,413,068
Woodside Energy Group Ltd.	1,810,532	38,372,025
		495,669,064
AUSTRIA — 1.5%
Mondi PLC	2,976,022	58,330,163
BRAZIL — 6.3%
Petroleo Brasileiro SA ADR	1,766,163	28,205,623
Suzano SA ADR (a)	4,545,520	51,637,107
Vale SA ADR	6,137,238	97,336,595
Wheaton Precious Metals Corp. (a)	766,975	38,023,021
Yara International ASA	999,978	35,565,451
		250,767,797
CANADA — 13.0%
Agnico Eagle Mines Ltd.	844,619	46,535,394
Barrick Gold Corp. (b)	2,121,348	38,514,387
Barrick Gold Corp. (a) (b)	847,484	15,330,986
Canadian Natural Resources Ltd. (a)	1,039,861	68,459,225
Cenovus Energy, Inc.	1,278,182	21,403,199
Franco-Nevada Corp.	325,267	36,204,639
Imperial Oil Ltd.	166,305	9,519,719
Ivanhoe Mines Ltd. Class A (a) (c)	965,594	9,409,891
Nutrien Ltd. (a) (b)	1,726,840	97,761,722
Nutrien Ltd. (b)	1,298,594	73,149,800
Suncor Energy, Inc.	1,248,727	40,200,562
Teck Resources Ltd. Class B (a)	780,522	33,154,131
West Fraser Timber Co. Ltd.	367,327	31,579,091
		521,222,746
CHILE — 0.3%
Antofagasta PLC	581,722	12,454,819
CHINA — 1.2%
Wilmar International Ltd.	18,449,519	49,931,607
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	234,185	2,791,485
FINLAND — 4.7%
Neste OYJ	408,862	14,547,629
Stora Enso OYJ Class R	3,753,674	51,934,869
UPM-Kymmene OYJ	3,266,197	122,888,649
		189,371,147
FRANCE — 3.8%
TotalEnergies SE	2,210,204	150,396,532
IRELAND — 1.6%
Smurfit Kappa Group PLC	1,592,893	63,134,070
Security Description	Shares	Value
ISRAEL — 0.6%
ICL Group Ltd.	4,408,363	$22,415,820
ITALY — 1.0%
Eni SpA	2,285,602	38,750,486
JAPAN — 1.3%
Nippon Steel Corp.	1,609,800	36,882,210
Sumitomo Metal Mining Co. Ltd.	461,200	13,890,305
		50,772,515
LUXEMBOURG — 0.5%
ArcelorMittal SA	776,415	22,020,599
MEXICO — 0.3%
Southern Copper Corp.	143,334	12,336,757
NETHERLANDS — 4.8%
Shell PLC	5,817,024	190,690,613
NORWAY — 1.1%
Equinor ASA	940,695	29,839,882
Norsk Hydro ASA	2,271,360	15,297,914
		45,137,796
RUSSIA — 0.0%
Gazprom PJSC ADR (c) (d)	2,906,597	—
LUKOIL PJSC (d)	173,497	—
MMC Norilsk Nickel PJSC ADR (c) (d)	715,004	—
Novatek PJSC GDR (c) (d)	46,772	—
Novolipetsk Steel PJSC GDR (c) (d)	148,662	—
Polyus PJSC GDR (c) (d)	77,132	—
Rosneft Oil Co. PJSC (d)	1,071,162	—
Severstal PAO GDR (c) (d)	225,918	—
Tatneft PJSC ADR (c) (d)	125,610	—
		—
SOUTH AFRICA — 2.0%
Anglo American PLC	2,261,495	56,811,472
Gold Fields Ltd. ADR (a)	1,506,446	21,783,209
		78,594,681
SOUTH KOREA — 1.2%
POSCO Holdings, Inc. ADR	503,968	47,932,397
SPAIN — 0.4%
Repsol SA	1,212,545	18,015,441
SWEDEN — 1.7%
Boliden AB	461,099	14,389,541
Svenska Cellulosa AB SCA Class B	3,671,215	55,043,545
		69,433,086
SWITZERLAND — 1.2%
SIG Group AG	2,132,355	49,024,023
UNITED KINGDOM — 3.3%
BP PLC	16,452,431	97,768,217

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
DS Smith PLC	8,450,022	$33,102,617
		130,870,834
UNITED STATES — 34.5%
Amcor PLC	3,172,926	30,587,007
Archer-Daniels-Midland Co.	1,153,234	83,286,560
Avery Dennison Corp.	173,749	35,125,098
Baker Hughes Co.	370,901	12,677,396
Bunge Global SA	324,765	32,785,027
CF Industries Holdings, Inc.	416,068	33,077,406
Chevron Corp.	653,452	97,468,900
Cleveland-Cliffs, Inc. (c)	857,588	17,511,947
ConocoPhillips	441,367	51,229,468
Corteva, Inc.	1,527,067	73,177,051
Coterra Energy, Inc.	278,318	7,102,675
Darling Ingredients, Inc. (c)	342,227	17,056,594
Devon Energy Corp.	235,376	10,662,533
Diamondback Energy, Inc.	65,667	10,183,638
EOG Resources, Inc.	213,891	25,870,116
Exxon Mobil Corp.	1,489,680	148,938,206
FMC Corp.	267,631	16,874,135
Freeport-McMoRan, Inc.	2,423,034	103,148,557
Graphic Packaging Holding Co.	659,133	16,247,628
Halliburton Co.	330,176	11,935,862
Hess Corp.	101,531	14,636,709
Ingredion, Inc.	141,917	15,402,252
International Paper Co.	742,388	26,837,326
Marathon Petroleum Corp.	146,909	21,795,419
Mosaic Co.	712,912	25,472,346
Newmont Corp. (b)	1,717,284	71,078,385
Newmont Corp. (b)	230,649	9,594,341
Newmont Corp. CDI	56	2,321
Nucor Corp.	420,442	73,173,726
Occidental Petroleum Corp.	243,732	14,553,238
Packaging Corp. of America	193,911	31,590,041
Phillips 66	163,642	21,787,296
Pioneer Natural Resources Co.	85,622	19,254,675
Reliance Steel & Aluminum Co.	98,783	27,627,629
Schlumberger NV	522,209	27,175,756
Scotts Miracle-Gro Co. (a)	89,218	5,687,648
Sealed Air Corp.	309,808	11,314,188
Steel Dynamics, Inc.	263,755	31,149,466
Valero Energy Corp.	129,688	16,859,440
Westrock Co.	549,866	22,830,436
Weyerhaeuser Co. REIT	1,572,852	54,688,064
		1,377,456,506
Security Description	Shares	Value
ZAMBIA — 0.2%
First Quantum Minerals Ltd.	946,655	$7,789,479
TOTAL COMMON STOCKS (Cost $3,988,561,180)		3,955,310,463

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	25,732,280	25,742,573
State Street Navigator Securities Lending Portfolio II (g) (h)	86,293,912	86,293,912
TOTAL SHORT-TERM INVESTMENTS (Cost $112,033,176)		112,036,485
TOTAL INVESTMENTS — 101.8% (Cost $4,100,594,356)		4,067,346,948
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(70,619,850)
NET ASSETS — 100.0%		$3,996,727,098
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	18	03/14/2024	$3,354,025	$3,468,406	$114,381
FTSE 100 Index (long)	63	03/15/2024	6,072,821	6,229,430	156,609
E-mini S&P 500 Material Select Sector Index (long)	86	03/15/2024	7,523,968	7,887,920	363,952
SFE S&P ASX Share Price Index 200 (long)	24	03/21/2024	3,038,640	3,105,374	66,734
E-mini S&P 500 Energy Select Sector (long)	181	03/15/2024	15,631,160	16,042,030	410,870
					$1,112,546

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,955,310,463	$—	$0(a)	$3,955,310,463
Short-Term Investments	112,036,485	—	—	112,036,485
TOTAL INVESTMENTS	$4,067,346,948	$—	$0	$4,067,346,948
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,112,546	$—	$—	$1,112,546
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,112,546	$—	$—	$1,112,546
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.
Industry Breakdown as of December 31, 2023

% of Net Assets
Metals & Mining	34.2%
Oil, Gas & Consumable Fuels	30.2
Chemicals	9.6
Paper & Forest Products	9.3
Containers & Packaging	8.0
Food Products	5.0
Specialized REITs	1.4
Energy Equipment & Services	1.3
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	19,235,146	$19,238,993	$113,276,295	$106,770,207	$(6,338)	$3,830	25,732,280	$25,742,573	$338,983
State Street Navigator Securities Lending Portfolio II	71,141,830	71,141,830	398,406,273	383,254,191	—	—	86,293,912	86,293,912	190,587
Total		$90,380,823	$511,682,568	$490,024,398	$(6,338)	$3,830		$112,036,485	$529,570
See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 3.8%
Wheaton Precious Metals Corp. (a)	393,087	$19,487,409
CANADA — 29.4%
Agnico Eagle Mines Ltd.	365,305	20,126,959
ARC Resources Ltd. (a)	159,746	2,382,985
Barrick Gold Corp. (a)	1,289,126	23,404,881
Cameco Corp.	68,474	2,966,722
Canadian Natural Resources Ltd. (a)	255,883	16,846,051
Cenovus Energy, Inc.	317,161	5,310,871
Franco-Nevada Corp.	155,758	17,337,025
Imperial Oil Ltd.	25,472	1,458,082
Ivanhoe Mines Ltd. Class A (a) (b)	439,030	4,278,428
Nutrien Ltd. (a)	409,687	23,193,641
Suncor Energy, Inc.	366,003	11,782,821
Teck Resources Ltd. Class B (a)	341,987	14,526,537
Tourmaline Oil Corp. (a)	82,649	3,735,063
West Fraser Timber Co. Ltd. (a)	52,963	4,553,228
		151,903,294
UNITED STATES — 65.9%
Archer-Daniels-Midland Co.	434,591	31,386,162
CF Industries Holdings, Inc.	178,421	14,184,469
Chevron Corp.	268,887	40,107,185
ConocoPhillips	196,908	22,855,112
Corteva, Inc.	650,010	31,148,480
Coterra Energy, Inc.	162,458	4,145,928
Devon Energy Corp.	109,078	4,941,233
Diamondback Energy, Inc.	34,747	5,388,565
EOG Resources, Inc.	156,928	18,980,442
EQT Corp.	93,593	3,618,305
Exxon Mobil Corp.	504,316	50,421,514
Freeport-McMoRan, Inc.	1,003,078	42,701,030
Hess Corp.	69,713	10,049,826
Marathon Oil Corp.	99,218	2,397,107
Security Description	Shares	Value
Newmont Corp.	872,604	$36,117,080
Occidental Petroleum Corp.	165,689	9,893,290
Pioneer Natural Resources Co.	53,251	11,975,085
		340,310,813
ZAMBIA — 0.8%
First Quantum Minerals Ltd.	502,860	4,137,745
TOTAL COMMON STOCKS (Cost $542,101,715)		515,839,261

SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (c) (d)	1,059,922	1,060,346
State Street Navigator Securities Lending Portfolio II (e) (f)	36,530,028	36,530,028
TOTAL SHORT-TERM INVESTMENTS (Cost $37,590,459)		37,590,374
TOTAL INVESTMENTS — 107.2% (Cost $579,692,174)		553,429,635
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(37,021,653)
NET ASSETS — 100.0%		$516,407,982
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2023.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$515,839,261	$—	$—	$515,839,261
Short-Term Investments	37,590,374	—	—	37,590,374
TOTAL INVESTMENTS	$553,429,635	$—	$—	$553,429,635

See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Industry Breakdown as of December 31, 2023

% of Net Assets
Oil, Gas & Consumable Fuels	44.4%
Metals & Mining	35.2
Chemicals	13.3
Food Products	6.1
Paper & Forest Products	0.9
Short-Term Investments	7.3
Liabilities in Excess of Other Assets	(7.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	447,962	$448,052	$26,484,718	$25,871,897	$(442)	$(85)	1,059,922	$1,060,346	$14,610
State Street Navigator Securities Lending Portfolio II	31,342,008	31,342,008	105,421,386	100,233,366	—	—	36,530,028	36,530,028	29,791
Total		$31,790,060	$131,906,104	$126,105,263	$(442)	$(85)		$37,590,374	$44,401
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 5.0%
ANZ Group Holdings Ltd.	210,582	$3,724,460
Aristocrat Leisure Ltd.	22,924	638,514
BHP Group Ltd.	325,029	11,180,105
Brambles Ltd.	165,880	1,539,359
Cochlear Ltd.	646	131,653
Coles Group Ltd.	86,076	946,204
Commonwealth Bank of Australia	115,736	8,829,118
Endeavour Group Ltd.	108,309	385,043
Flutter Entertainment PLC (a)	8,525	1,506,743
Fortescue Ltd.	117,155	2,319,879
Glencore PLC	681,139	4,099,319
Goodman Group REIT	76,489	1,320,464
Insurance Australia Group Ltd.	252,424	974,887
Macquarie Group Ltd.	30,027	3,762,380
Medibank Pvt Ltd.	197,057	478,684
Mineral Resources Ltd.	6,711	320,547
National Australia Bank Ltd.	196,792	4,122,426
Northern Star Resources Ltd.	51,700	481,538
Origin Energy Ltd.	203,889	1,178,377
Pilbara Minerals Ltd. (b)	128,898	347,416
QBE Insurance Group Ltd.	80,658	815,098
Rio Tinto Ltd.	26,272	2,431,935
Rio Tinto PLC	71,921	5,356,230
Santos Ltd.	165,823	859,935
Scentre Group REIT	193,377	394,533
Sonic Healthcare Ltd.	60,297	1,319,888
South32 Ltd. (c)	413,067	938,581
Suncorp Group Ltd.	166,659	1,575,018
Telstra Group Ltd.	292,384	790,052
Transurban Group Stapled Security	192,003	1,796,191
Vicinity Ltd. REIT	423,694	589,779
Wesfarmers Ltd.	86,076	3,350,184
Westpac Banking Corp.	246,508	3,851,887
WiseTech Global Ltd. (b)	5,799	298,235
Woodside Energy Group Ltd.	134,229	2,844,821
Woolworths Group Ltd.	108,309	2,749,252
		78,248,735
AUSTRIA — 0.1%
Erste Group Bank AG	32,017	1,299,051
OMV AG	15,959	701,110
Verbund AG	687	63,785
		2,063,946
BELGIUM — 0.5%
Ageas SA	20,915	908,209
Anheuser-Busch InBev SA	48,736	3,145,113
KBC Group NV	21,067	1,366,512
Syensqo SA (a)	10,021	1,043,430
UCB SA	13,775	1,200,586
Security Description	Shares	Value
Umicore SA	4,002	$110,078
		7,773,928
BRAZIL — 1.8%
Ambev SA ADR	427,871	1,198,039
B3 SA - Brasil Bolsa Balcao	462,747	1,386,069
Banco Bradesco SA ADR (b)	501,459	1,755,106
Banco do Brasil SA	63,936	729,046
BB Seguridade Participacoes SA	55,514	384,561
CCR SA	34,011	99,283
Centrais Eletricas Brasileiras SA	78,535	685,985
Cia Energetica de Minas Gerais ADR	260,274	603,836
Cia Siderurgica Nacional SA ADR	132,188	519,499
Cosan SA	174,651	696,073
Energisa SA	20,804	230,542
Equatorial Energia SA	70,224	516,387
Gerdau SA ADR (b)	103,854	503,692
Hapvida Participacoes e Investimentos SA (a) (d)	321,810	294,807
Itau Unibanco Holding SA Preference Shares ADR (b)	407,549	2,832,466
Klabin SA	14,154	64,744
Localiza Rent a Car SA	44,419	581,573
Lojas Renner SA	138,643	497,192
Magazine Luiza SA (a)	345,182	153,490
Natura & Co. Holding SA (a)	88,203	306,684
Petroleo Brasileiro SA Preference Shares ADR	253,720	3,876,842
PRIO SA	48,781	462,443
Raia Drogasil SA	160,426	970,958
Rumo SA	86,575	409,028
Suzano SA	44,079	504,800
TOTVS SA	24,714	171,404
Vale SA	9,809	155,891
Vale SA ADR	216,313	3,430,724
Vibra Energia SA	62,561	293,126
WEG SA	92,661	704,076
Wheaton Precious Metals Corp.	30,438	1,508,973
Yara International ASA	18,606	661,745
		27,189,084
CANADA — 7.6%
Agnico Eagle Mines Ltd.	25,722	1,417,187
Algonquin Power & Utilities Corp. (b)	5,712	36,214
Alimentation Couche-Tard, Inc.	43,275	2,560,859
Bank of Montreal	57,041	5,671,656
Bank of Nova Scotia	83,589	4,088,799
Barrick Gold Corp.	121,264	2,201,623
Brookfield Asset Management Ltd. Class A (b)	23,515	949,089
Brookfield Corp. (b)	94,086	3,792,409

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
CAE, Inc. (a)	35,998	$780,785
Cameco Corp.	35,855	1,553,463
Canadian Apartment Properties REIT	2,415	89,377
Canadian Imperial Bank of Commerce (b)	66,045	3,195,564
Canadian National Railway Co.	49,465	6,247,835
Canadian Natural Resources Ltd.	86,128	5,670,235
Canadian Pacific Kansas City Ltd. (b)	56,927	4,526,184
Canadian Tire Corp. Ltd. Class A (b)	9,868	1,053,106
Cenovus Energy, Inc.	80,727	1,351,776
CGI, Inc. (a)	11,198	1,205,488
Constellation Software, Inc.	1,289	3,211,522
Dollarama, Inc. (b)	17,505	1,267,672
Enbridge, Inc.	98,147	3,550,441
Fairfax Financial Holdings Ltd.	1,171	1,085,666
FirstService Corp. (b)	1,696	276,086
Franco-Nevada Corp.	12,471	1,388,115
George Weston Ltd.	4,860	606,302
GFL Environmental, Inc. (b)	3,084	106,909
Gildan Activewear, Inc. (b)	26,807	890,856
IGM Financial, Inc. (b)	18,471	490,421
Imperial Oil Ltd.	33,564	1,921,288
Intact Financial Corp.	2,836	438,455
Kinross Gold Corp. (b)	109,720	667,340
Loblaw Cos. Ltd.	23,475	2,283,765
Magna International, Inc. (b)	15,742	934,659
Manulife Financial Corp.	127,505	2,831,296
National Bank of Canada (b)	38,996	2,986,953
Nutrien Ltd.	36,979	2,093,495
Onex Corp.	6,364	446,580
Open Text Corp.	18,471	780,108
Pan American Silver Corp. (b)	12,428	203,866
Parkland Corp.	1,647	53,347
Pembina Pipeline Corp.	7,911	273,699
RB Global, Inc. (b)	4,796	322,510
Restaurant Brands International, Inc. (b)	15,737	1,235,592
Rogers Communications, Inc. Class B (b)	43,206	2,032,510
Royal Bank of Canada	104,356	10,604,963
Shopify, Inc. Class A (a)	73,492	5,749,609
Sun Life Financial, Inc.	51,447	2,681,206
Suncor Energy, Inc.	108,597	3,496,089
TC Energy Corp. (b)	58,689	2,303,764
Teck Resources Ltd. Class B	37,377	1,587,658
TELUS Corp. (c)	72,189	1,290,927
TELUS Corp. (a) (c)	2,377	42,507
Thomson Reuters Corp.	20,506	3,012,762
Toronto-Dominion Bank	135,044	8,768,745
		118,309,332
Security Description	Shares	Value
CHILE — 0.1%
Banco Santander Chile	3,130,926	$154,165
Cia Sud Americana de Vapores SA	500,606	31,013
Enel Americas SA (a)	1,302,677	145,440
Enel Chile SA ADR	253,861	822,510
Sociedad Quimica y Minera de Chile SA ADR	12,546	755,520
		1,908,648
CHINA — 7.6%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	22,500	59,437
3peak, Inc. Class A	2,951	60,631
3SBio, Inc. (d)	213,000	205,129
AAC Technologies Holdings, Inc.	71,000	210,948
Advanced Micro-Fabrication Equipment, Inc. China Class A	3,343	72,113
AECC Aero-Engine Control Co. Ltd. Class A	43,600	121,849
AECC Aviation Power Co. Ltd. Class A	27,500	144,363
Agricultural Bank of China Ltd. Class H	1,978,000	762,469
AIMA Technology Group Co. Ltd. Class A	25,700	90,376
Air China Ltd. Class A (a)	30,600	31,543
Air China Ltd. Class H (a)	216,000	136,650
Airtac International Group	17,789	585,422
Akeso, Inc. (a) (d)	52,000	308,995
Alibaba Group Holding Ltd.	851,900	8,247,836
Alibaba Group Holding Ltd. ADR	16,335	1,266,126
Alibaba Health Information Technology Ltd. (a) (b)	314,000	170,500
Aluminum Corp. of China Ltd. Class A	138,100	109,385
Anhui Conch Cement Co. Ltd. Class H	33,500	77,395
Anhui Gujing Distillery Co. Ltd. Class B	12,900	196,262
Anhui Honglu Steel Construction Group Co. Ltd. Class A	17,520	53,466
Anjoy Foods Group Co. Ltd. Class A	11,000	161,603
ANTA Sports Products Ltd.	61,000	591,755
Asymchem Laboratories Tianjin Co. Ltd. Class A	11,620	189,462
Autohome, Inc. ADR	5,540	155,452
AviChina Industry & Technology Co. Ltd. Class H	532,000	228,237
Avicopter PLC Class A	38,200	206,703
Baidu, Inc. Class A (a)	148,264	2,204,436

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Bank of Chengdu Co. Ltd. Class A	68,600	$108,479
Bank of China Ltd. Class H	5,204,436	1,986,184
Bank of Communications Co. Ltd. Class H	1,072,710	669,023
Bank of Ningbo Co. Ltd. Class A	14,100	39,821
BeiGene Ltd. (a)	46,171	651,008
Beijing Enterprises Water Group Ltd.	316,000	70,415
Beijing United Information Technology Co. Ltd. Class A	14,100	43,584
Bilibili, Inc. Class Z (a) (b)	16,462	197,328
BOC Hong Kong Holdings Ltd.	161,500	438,468
BTG Hotels Group Co. Ltd. Class A (a)	15,100	33,124
BYD Co. Ltd. Class A	12,100	336,460
BYD Co. Ltd. Class H	57,500	1,578,782
BYD Electronic International Co. Ltd.	42,000	196,861
Canmax Technologies Co. Ltd. Class A	4,680	16,661
CETC Cyberspace Security Technology Co. Ltd. Class A	26,300	82,956
CGN Power Co. Ltd. Class H (d)	640,400	167,306
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	2,400	49,142
Chengxin Lithium Group Co. Ltd. Class A	11,000	35,145
China Baoan Group Co. Ltd. Class A	34,600	57,046
China CITIC Bank Corp. Ltd. Class H	515,000	242,708
China Construction Bank Corp. Class A	67,100	61,346
China Construction Bank Corp. Class H	4,834,720	2,879,081
China Eastern Airlines Corp. Ltd. Class A (a)	297,400	162,053
China Everbright Bank Co. Ltd. Class H	36,000	10,696
China Everbright Environment Group Ltd.	141,628	46,069
China Feihe Ltd. (d)	136,000	74,370
China Galaxy Securities Co. Ltd. Class H	182,500	96,526
China Gas Holdings Ltd.	117,600	116,116
China Greatwall Technology Group Co. Ltd. Class A	70,400	100,054
China Hongqiao Group Ltd. (b)	6,500	5,319
China Life Insurance Co. Ltd. Class H	543,000	703,736
Security Description	Shares	Value
China Literature Ltd. (a) (d)	39,000	$145,091
China Longyuan Power Group Corp. Ltd. Class H	167,000	126,610
China Medical System Holdings Ltd.	34,000	60,262
China Mengniu Dairy Co. Ltd.	351,000	943,965
China Merchants Bank Co. Ltd. Class H	395,014	1,375,976
China Merchants Port Holdings Co. Ltd.	412,108	561,542
China Minsheng Banking Corp. Ltd. Class H (b)	328,200	111,382
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	19,100	51,877
China Oilfield Services Ltd. Class H	282,000	288,192
China Overseas Land & Investment Ltd.	306,000	539,224
China Overseas Property Holdings Ltd.	195,000	146,340
China Pacific Insurance Group Co. Ltd. Class H	180,400	364,101
China Petroleum & Chemical Corp. Class H	2,189,800	1,146,984
China Power International Development Ltd. (b)	242,000	88,946
China Railway Group Ltd. Class H	198,000	88,242
China Rare Earth Resources & Technology Co. Ltd. Class A	13,400	52,071
China Resources Beer Holdings Co. Ltd.	189,670	830,719
China Resources Gas Group Ltd.	33,600	110,156
China Resources Land Ltd.	164,000	588,073
China Resources Mixc Lifestyle Services Ltd. (d)	37,800	134,818
China Resources Power Holdings Co. Ltd.	140,000	280,411
China Ruyi Holdings Ltd. (a) (b)	460,000	101,914
China Shenhua Energy Co. Ltd. Class H	243,500	834,166
China Southern Airlines Co. Ltd. Class A (a)	187,900	151,996
China Southern Airlines Co. Ltd. Class H (a) (b)	220,000	93,257
China Taiping Insurance Holdings Co. Ltd.	131,200	112,910
China Tourism Group Duty Free Corp. Ltd. Class A	9,300	109,305
China Traditional Chinese Medicine Holdings Co. Ltd.	314,000	158,034
China Vanke Co. Ltd. Class H	73,000	67,498
China Yangtze Power Co. Ltd. Class A	129,600	424,805

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Chinasoft International Ltd.	182,000	$139,614
Chongqing Brewery Co. Ltd. Class A	22,655	211,418
Chongqing Changan Automobile Co. Ltd. Class A	51,400	121,487
Chongqing Zhifei Biological Products Co. Ltd. Class A	16,350	140,318
CITIC Ltd.	378,000	377,586
CITIC Securities Co. Ltd. Class H	104,225	212,760
Contemporary Amperex Technology Co. Ltd. Class A	16,320	374,182
COSCO SHIPPING Holdings Co. Ltd. Class A	97,720	131,472
COSCO SHIPPING Holdings Co. Ltd. Class H	105,149	105,707
COSCO SHIPPING Ports Ltd.	491,685	355,137
Country Garden Holdings Co. Ltd. (a) (b)	1,367,248	136,575
Country Garden Services Holdings Co. Ltd. (b)	188,000	162,514
CSPC Pharmaceutical Group Ltd.	626,800	582,767
Daqo New Energy Corp. ADR (a)	4,228	112,465
DaShenLin Pharmaceutical Group Co. Ltd. Class A	41,433	144,887
East Buy Holding Ltd. (a) (b) (d)	25,000	89,005
Ecovacs Robotics Co. Ltd. Class A	9,600	55,869
ENN Energy Holdings Ltd.	42,600	313,695
ESR Group Ltd. (d)	104,200	144,119
Eve Energy Co. Ltd. Class A	12,100	71,710
FAW Jiefang Group Co. Ltd. Class A (a)	49,600	59,208
Flat Glass Group Co. Ltd. Class H (b)	31,000	52,325
Foshan Haitian Flavouring & Food Co. Ltd. Class A	14,568	77,642
Fosun International Ltd.	71,500	42,029
Fuyao Glass Industry Group Co. Ltd. Class A	5,500	28,880
Ganfeng Lithium Group Co. Ltd. Class A	9,940	59,747
Ganfeng Lithium Group Co. Ltd. Class H (b) (d)	17,080	64,527
G-bits Network Technology Xiamen Co. Ltd. Class A	4,700	161,793
GCL Technology Holdings Ltd.	1,020,000	161,976
GDS Holdings Ltd. Class A (a)	107,448	124,668
Geely Automobile Holdings Ltd.	472,000	519,236
Genscript Biotech Corp. (a)	152,000	386,592
Security Description	Shares	Value
GF Securities Co. Ltd. Class H	131,600	$157,410
GigaDevice Semiconductor, Inc. Class A	5,100	66,173
Ginlong Technologies Co. Ltd. Class A	8,500	83,441
GoerTek, Inc. Class A	91,400	269,684
GoodWe Technologies Co. Ltd. Class A	5,106	93,636
Great Wall Motor Co. Ltd. Class H (b)	234,500	304,516
Guangzhou Automobile Group Co. Ltd. Class A	66,500	81,717
Guangzhou Automobile Group Co. Ltd. Class H	179,600	83,492
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	28,700	252,192
Guangzhou Tinci Materials Technology Co. Ltd. Class A	14,900	52,480
H World Group Ltd. ADR	11,955	399,775
Haidilao International Holding Ltd. (b) (d)	129,000	240,206
Haier Smart Home Co. Ltd. Class H	168,400	475,533
Haitong Securities Co. Ltd. Class H	144,800	77,328
Hangzhou Chang Chuan Technology Co. Ltd. Class A	15,900	84,830
Hangzhou First Applied Material Co. Ltd. Class A	12,152	41,419
Hangzhou Robam Appliances Co. Ltd. Class A	21,700	66,374
Hangzhou Silan Microelectronics Co. Ltd. Class A	14,300	45,849
Hangzhou Tigermed Consulting Co. Ltd. Class A	16,400	126,606
Hengan International Group Co. Ltd.	64,000	238,098
Hoshine Silicon Industry Co. Ltd. Class A	3,800	27,217
Hoymiles Power Electronics, Inc. Class A	2,364	89,639
Hoyuan Green Energy Co. Ltd. Class A	6,651	31,085
Hua Hong Semiconductor Ltd. (a) (d)	28,000	67,700
Huadian Power International Corp. Ltd. Class A	269,700	194,683
Hualan Biological Engineering, Inc. Class A	56,320	175,036
Huaneng Power International, Inc. Class H (a)	854,000	452,781
Huatai Securities Co. Ltd. Class H (d)	141,200	178,296

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Huaxi Securities Co. Ltd. Class A	14,400	$15,693
Hubei Feilihua Quartz Glass Co. Ltd. Class A	10,300	52,884
Humanwell Healthcare Group Co. Ltd. Class A	1,800	6,284
Hygeia Healthcare Holdings Co. Ltd. (b) (d)	33,400	150,991
Iflytek Co. Ltd. Class A	10,000	65,135
Industrial & Commercial Bank of China Ltd. Class H	4,349,045	2,127,585
Ingenic Semiconductor Co. Ltd. Class A	9,100	82,622
Innovent Biologics, Inc. (a) (d)	95,000	520,103
iQIYI, Inc. ADR (a)	39,636	193,424
JA Solar Technology Co. Ltd. Class A	19,252	56,021
Jason Furniture Hangzhou Co. Ltd. Class A	11,100	54,560
JD Health International, Inc. (a) (d)	63,750	319,217
JD.com, Inc. Class A	128,852	1,856,407
Jiangsu Eastern Shenghong Co. Ltd. Class A	16,800	22,650
Jiangsu Expressway Co. Ltd. Class H	14,000	12,586
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	41,467
Jiangsu King's Luck Brewery JSC Ltd. Class A	21,800	149,250
Jiangsu Pacific Quartz Co. Ltd. Class A	3,000	36,604
JiuGui Liquor Co. Ltd. Class A	5,900	60,611
Jointown Pharmaceutical Group Co. Ltd. Class A	266,343	262,206
JOYY, Inc. ADR	4,786	190,004
Juneyao Airlines Co. Ltd. Class A (a)	46,600	78,533
Kanzhun Ltd. ADR	17,450	289,844
KE Holdings, Inc. ADR	43,728	708,831
Kingdee International Software Group Co. Ltd. (a)	203,000	295,847
Kingsoft Corp. Ltd.	117,800	363,573
Kuaishou Technology (a) (d)	144,800	981,893
Kuang-Chi Technologies Co. Ltd. Class A (a)	100,900	209,435
Kweichow Moutai Co. Ltd. Class A	5,245	1,271,363
Lenovo Group Ltd.	408,000	570,575
Lens Technology Co. Ltd. Class A	12,600	23,358
Li Auto, Inc. Class A (a)	72,220	1,360,504
Li Ning Co. Ltd.	133,000	355,982
Lingyi iTech Guangdong Co. Class A	95,500	90,664
Longfor Group Holdings Ltd. (d)	100,103	160,246
Security Description	Shares	Value
LONGi Green Energy Technology Co. Ltd. Class A	24,192	$77,802
Lufax Holding Ltd. ADR (b)	20,392	62,605
Luxshare Precision Industry Co. Ltd. Class A	55,918	270,536
Luzhou Laojiao Co. Ltd. Class A	6,200	156,223
Mango Excellent Media Co. Ltd. Class A	38,700	136,960
Maxscend Microelectronics Co. Ltd. Class A	5,440	107,721
Meituan Class B (a) (d)	302,700	3,174,870
Microport Scientific Corp. (a)	95,241	102,699
Muyuan Foods Co. Ltd. Class A	28,162	162,867
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	59,207	124,723
NAURA Technology Group Co. Ltd. Class A	11,700	403,731
NetEase, Inc.	119,575	2,153,056
New China Life Insurance Co. Ltd. Class H	71,000	138,389
New Hope Liuhe Co. Ltd. Class A (a)	49,000	64,135
New Oriental Education & Technology Group, Inc. (a)	112,590	796,639
NIO, Inc. ADR (a)	98,458	893,014
Nongfu Spring Co. Ltd. Class H (b) (d)	71,800	415,156
North Industries Group Red Arrow Co. Ltd. Class A	14,900	29,379
Ovctek China, Inc. Class A	49,269	156,236
PDD Holdings, Inc. ADR (a)	36,470	5,335,926
Perfect World Co. Ltd. Class A	42,150	70,086
PetroChina Co. Ltd. Class H	1,320,000	872,275
Pharmaron Beijing Co. Ltd. Class A	17,600	71,630
PICC Property & Casualty Co. Ltd. Class H	601,415	714,746
Ping An Healthcare & Technology Co. Ltd. (a) (b) (d)	30,700	69,825
Ping An Insurance Group Co. of China Ltd. Class A	38,000	215,066
Ping An Insurance Group Co. of China Ltd. Class H	353,000	1,598,062
Prosus NV	103,964	3,099,061
Pylon Technologies Co. Ltd. Class A	4,574	68,090
Qifu Technology, Inc. ADR	8,878	140,450
Raytron Technology Co. Ltd. Class A	14,572	90,494
Rockchip Electronics Co. Ltd. Class A	9,400	83,695

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SAIC Motor Corp. Ltd. Class A	49,300	$93,676
Sangfor Technologies, Inc. Class A (a)	10,100	102,538
Seres Group Co. Ltd. Class A (a)	24,500	262,183
SF Holding Co. Ltd. Class A	6,800	38,581
SG Micro Corp. Class A	3,620	45,251
Shandong Gold Mining Co. Ltd. Class A	74,041	237,805
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (b)	244,000	237,796
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	43,416	150,053
Shanghai Baosight Software Co. Ltd. Class A	66,429	455,262
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,700	30,582
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	22,000	47,896
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	5,713	30,994
Shanghai Jinjiang International Hotels Co. Ltd. Class A	17,013	71,439
Shanghai M&G Stationery, Inc. Class A	16,400	86,484
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	28,600	41,827
Shanghai RAAS Blood Products Co. Ltd. Class A	275,677	309,723
Shanxi Meijin Energy Co. Ltd. Class A (a)	185,000	173,033
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	14,200	460,125
Shenghe Resources Holding Co. Ltd. Class A	13,400	19,157
Shengyi Technology Co. Ltd. Class A	45,800	117,771
Shennan Circuits Co. Ltd. Class A	8,680	86,537
Shenzhen Capchem Technology Co. Ltd. Class A	8,860	58,854
Shenzhen Energy Group Co. Ltd. Class A	261,340	236,728
Shenzhen Kangtai Biological Products Co. Ltd. Class A	36,501	139,174
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	199,975
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	297,100	129,762
Security Description	Shares	Value
Shenzhen SC New Energy Technology Corp. Class A	11,500	$119,529
Shenzhen Senior Technology Material Co. Ltd. Class A	43,837	94,931
Shenzhou International Group Holdings Ltd.	41,900	431,419
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	9,100	29,483
Sichuan Chuantou Energy Co. Ltd. Class A	157,370	334,162
Silergy Corp.	22,000	358,417
Sinopharm Group Co. Ltd. Class H	56,800	148,755
Skshu Paint Co. Ltd. Class A	11,140	74,485
Smoore International Holdings Ltd. (b) (d)	120,000	99,891
Songcheng Performance Development Co. Ltd. Class A	28,700	39,782
StarPower Semiconductor Ltd. Class A	2,800	71,174
Sungrow Power Supply Co. Ltd. Class A	7,000	86,107
Sunny Optical Technology Group Co. Ltd.	50,200	455,484
TAL Education Group ADR (a)	35,326	446,167
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	14,900	32,727
Tencent Holdings Ltd.	394,700	14,840,645
Tencent Music Entertainment Group ADR (a)	51,053	459,988
Thunder Software Technology Co. Ltd. Class A	7,100	79,828
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	10,800	47,792
Tianqi Lithium Corp. Class A	4,200	32,907
Tingyi Cayman Islands Holding Corp.	286,000	348,684
Tongcheng Travel Holdings Ltd. (a)	118,400	218,952
TongFu Microelectronics Co. Ltd. Class A	24,200	78,575
Tongwei Co. Ltd. Class A	15,100	53,079
Topchoice Medical Corp. Class A (a)	4,600	49,388
TravelSky Technology Ltd. Class H	56,000	96,817
Trina Solar Co. Ltd. Class A	6,130	24,561
Trip.com Group Ltd. (a)	32,675	1,161,622
Tsingtao Brewery Co. Ltd. Class H	60,000	402,636
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	10,886	76,379

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Vipshop Holdings Ltd. ADR (a)	39,341	$698,696
Walvax Biotechnology Co. Ltd. Class A	60,198	198,755
Want Want China Holdings Ltd.	143,000	86,439
Weibo Corp. ADR	6,253	68,470
Weichai Power Co. Ltd. Class A	80,800	154,891
Wens Foodstuffs Group Co. Ltd. Class A	16,080	45,300
Will Semiconductor Co. Ltd. Shanghai Class A	8,100	121,387
Wuhan Guide Infrared Co. Ltd. Class A	156,749	160,698
Wuliangye Yibin Co. Ltd. Class A	16,400	323,159
WuXi AppTec Co. Ltd. Class A	23,802	243,215
WuXi AppTec Co. Ltd. Class H (b) (d)	8,600	87,503
Wuxi Biologics Cayman, Inc. (a) (d)	239,000	905,981
Xiaomi Corp. Class B (a) (d)	879,800	1,757,673
Xinyi Solar Holdings Ltd.	282,961	165,242
XPeng, Inc. ADR (a)	12,303	179,501
XPeng, Inc. Class A (a) (b)	44,112	320,309
Yadea Group Holdings Ltd. (d)	116,000	203,818
Yankuang Energy Group Co. Ltd. Class H (b)	268,000	509,329
Yealink Network Technology Corp. Ltd. Class A	29,290	121,551
Yifeng Pharmacy Chain Co. Ltd. Class A	20,430	114,880
Yonyou Network Technology Co. Ltd. Class A	18,430	46,045
Youngor Fashion Co. Ltd. Class A	124,760	114,763
Yum China Holdings, Inc.	24,463	1,037,965
Yunda Holding Co. Ltd. Class A	11,570	12,121
Yunnan Energy New Material Co. Ltd. Class A	5,300	42,292
Zai Lab Ltd. ADR (a) (b)	9,428	257,667
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	28,858
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	50,154
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (d)	48,500	110,807
Zhongsheng Group Holdings Ltd.	24,500	58,610
Zhuzhou CRRC Times Electric Co. Ltd. Class H	71,400	203,907
Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class H	734,000	$1,195,674
ZTE Corp. Class H	62,600	139,814
ZTO Express Cayman, Inc. ADR	22,342	475,438
		117,963,966
COLOMBIA — 0.1%
Bancolombia SA ADR	24,887	765,773
DENMARK — 2.2%
AP Moller - Maersk AS Class B	649	1,167,524
Chr Hansen Holding AS	1,953	163,861
Coloplast AS Class B	4,436	507,471
Danske Bank AS	58,614	1,566,896
DSV AS	16,752	2,942,867
Genmab AS (a)	4,993	1,594,451
Novo Nordisk AS Class B	204,468	21,151,705
Novozymes AS Class B	13,590	747,331
Orsted AS (d)	7,242	401,680
Pandora AS	8,205	1,134,634
Vestas Wind Systems AS (a)	77,055	2,446,952
		33,825,372
EGYPT — 0.0% (e)
Commercial International Bank - Egypt (CIB)	309,918	441,151
FINLAND — 0.7%
Elisa OYJ	9,849	455,533
Fortum OYJ	12,592	181,661
Kone OYJ Class B	29,185	1,455,923
Neste OYJ	26,390	938,977
Nokia OYJ (c)	196,000	660,793
Nokia OYJ (c)	103,843	351,472
Nordea Bank Abp (c)	202,756	2,509,239
Nordea Bank Abp (c)	3,119	38,678
Sampo OYJ Class A	30,828	1,348,885
Stora Enso OYJ Class R	65,006	899,406
UPM-Kymmene OYJ	56,333	2,119,494
Wartsila OYJ Abp	30,665	444,598
		11,404,659
FRANCE — 6.9%
Accor SA	23,217	887,375
Adevinta ASA (a)	13,241	146,547
Air Liquide SA	39,984	7,778,926
Airbus SE	37,403	5,775,322
Alstom SA (b)	26,408	355,310
AXA SA	119,229	3,884,020
BioMerieux	638	70,900
BNP Paribas SA	70,112	4,847,547
Bouygues SA	20,746	781,931
Capgemini SE	14,553	3,034,340
Carrefour SA	57,473	1,051,671
Cie de Saint-Gobain SA	33,439	2,462,313

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Cie Generale des Etablissements Michelin SCA	45,177	$1,619,909
Credit Agricole SA	59,264	841,369
Danone SA	46,325	3,002,827
Dassault Systemes SE	42,423	2,072,966
Edenred SE	11,733	701,701
Engie SA	86,828	1,526,768
EssilorLuxottica SA	20,409	4,094,137
Hermes International SCA	1,156	2,450,261
Kering SA	5,734	2,527,292
Klepierre SA REIT	9,797	267,093
La Francaise des Jeux SAEM (d)	349	12,661
Legrand SA	18,590	1,932,385
L'Oreal SA	16,372	8,150,155
LVMH Moet Hennessy Louis Vuitton SE	17,605	14,266,587
Orange SA	141,493	1,610,518
Pernod Ricard SA	17,143	3,025,189
Publicis Groupe SA	24,484	2,271,885
Renault SA	6,390	260,502
Safran SA	21,004	3,699,802
Sartorius Stedim Biotech	957	253,187
Societe Generale SA	36,781	976,139
Sodexo SA	11,717	1,289,400
Teleperformance SE	1,409	205,529
TotalEnergies SE	156,800	10,669,683
Unibail-Rodamco-Westfield CDI (a)	47,136	173,682
Unibail-Rodamco-Westfield REIT (a)	6,321	467,268
Veolia Environnement SA	47,277	1,491,533
Vinci SA	37,708	4,736,077
Vivendi SE	86,759	927,332
Worldline SA (a) (d)	8,662	149,938
		106,749,977
GERMANY — 5.4%
adidas AG	12,332	2,508,728
Allianz SE	27,275	7,289,792
BASF SE	62,608	3,373,622
Bayer AG	65,500	2,433,285
Bayerische Motoren Werke AG	23,910	2,661,820
Commerzbank AG	49,877	592,840
Continental AG	6,481	550,688
Covestro AG (a) (d)	11,556	672,478
Daimler Truck Holding AG	28,360	1,065,774
Deutsche Bank AG	122,631	1,674,881
Deutsche Boerse AG	14,595	3,006,822
Deutsche Lufthansa AG (a)	50,714	450,859
Deutsche Post AG	81,412	4,033,890
Deutsche Telekom AG	232,166	5,578,053
E.ON SE	159,933	2,146,541
Fresenius Medical Care AG	18,761	786,696
Fresenius SE & Co. KGaA	28,637	887,963
Security Description	Shares	Value
HelloFresh SE (a)	10,402	$164,430
Henkel AG & Co. KGaA Preference Shares	7,081	569,913
Infineon Technologies AG	56,790	2,371,310
Mercedes-Benz Group AG	51,502	3,558,575
Merck KGaA	10,839	1,725,353
MTU Aero Engines AG	1,328	286,427
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,907	4,933,716
Porsche Automobil Holding SE Preference Shares	10,245	524,210
Puma SE	5,658	315,756
Rheinmetall AG	1,867	591,904
RWE AG	41,270	1,877,351
SAP SE	70,321	10,834,821
Sartorius AG Preference Shares	1,720	633,079
Scout24 SE (d)	1,535	108,792
Siemens AG	50,998	9,572,434
Siemens Energy AG (a)	28,703	380,481
Siemens Healthineers AG (d)	18,142	1,054,134
Symrise AG	8,624	949,221
Volkswagen AG	4,116	538,561
Volkswagen AG Preference Shares	9,206	1,136,940
Vonovia SE	35,596	1,122,225
Zalando SE (a) (d)	8,909	211,096
		83,175,461
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,626	37,420
Jumbo SA	28,969	803,855
OPAP SA	53,119	901,880
		1,743,155
HONG KONG — 1.4%
AIA Group Ltd.	765,600	6,672,056
China Common Rich Renewable Energy Investments Ltd. (a) (b) (f)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (a) (f)	1,418,000	—
CK Asset Holdings Ltd.	101,832	511,211
CLP Holdings Ltd.	90,000	742,840
Futu Holdings Ltd. ADR (a)	3,552	194,046
Hang Lung Properties Ltd.	329,000	458,410
Hang Seng Bank Ltd.	52,000	606,335
Henderson Land Development Co. Ltd.	215,317	663,167
Hong Kong & China Gas Co. Ltd.	709,057	543,015
Hong Kong Exchanges & Clearing Ltd.	83,940	2,880,934
Jardine Matheson Holdings Ltd.	5,000	206,050
Link REIT	307,282	1,725,585

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
New World Development Co. Ltd. (b)	143,601	$222,890
Prudential PLC	132,554	1,499,189
Sino Biopharmaceutical Ltd.	1,253,500	557,036
Sun Hung Kai Properties Ltd.	106,685	1,153,806
Swire Pacific Ltd. Class A	71,006	601,071
Techtronic Industries Co. Ltd.	109,500	1,304,848
Vinda International Holdings Ltd. (b)	39,000	113,625
WH Group Ltd. (d)	247,205	159,558
Wharf Real Estate Investment Co. Ltd.	67,000	226,521
		21,042,193
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	78,234	638,976
OTP Bank Nyrt	22,981	1,049,405
		1,688,381
INDIA — 4.7%
Adani Enterprises Ltd.	17,615	603,076
Adani Green Energy Ltd. (a)	30,878	592,596
Adani Ports & Special Economic Zone Ltd.	52,363	644,581
Adani Power Ltd. (a)	61,925	390,800
Ambuja Cements Ltd.	135,004	845,096
Apollo Hospitals Enterprise Ltd.	7,574	519,179
Asian Paints Ltd.	18,832	769,993
Aurobindo Pharma Ltd.	30,321	394,982
Avenue Supermarts Ltd. (a) (d)	7,118	349,225
Axis Bank Ltd.	148,656	1,969,188
Bajaj Auto Ltd.	6,170	503,992
Bajaj Finance Ltd.	14,008	1,233,536
Bajaj Finserv Ltd.	30,726	622,468
Balkrishna Industries Ltd.	4,879	150,600
Bandhan Bank Ltd. (d)	135,478	393,017
Bharat Electronics Ltd.	539,707	1,194,683
Bharat Forge Ltd.	17,622	262,243
Bharat Petroleum Corp. Ltd.	79,010	427,884
Bharti Airtel Ltd.	147,341	1,827,647
Cholamandalam Investment & Finance Co. Ltd.	50,830	769,532
Cipla Ltd.	25,235	377,947
Dabur India Ltd.	63,747	426,850
Divi's Laboratories Ltd.	8,220	385,634
DLF Ltd.	80,164	699,778
Dr Reddy's Laboratories Ltd. ADR	18,450	1,283,751
Eicher Motors Ltd.	13,104	652,493
Godrej Consumer Products Ltd.	41,279	561,143
HCL Technologies Ltd.	84,541	1,489,484
HDFC Bank Ltd.	168,206	3,455,031
HDFC Life Insurance Co. Ltd. (d)	65,666	510,327
Security Description	Shares	Value
Hero MotoCorp Ltd.	11,969	$595,410
Hindalco Industries Ltd.	116,215	858,690
Hindustan Petroleum Corp. Ltd. (a)	67,312	322,672
Hindustan Unilever Ltd.	74,217	2,375,934
ICICI Bank Ltd. ADR	152,360	3,632,262
ICICI Lombard General Insurance Co. Ltd. (d)	22,543	384,712
Indian Oil Corp. Ltd.	207,077	323,131
Indraprastha Gas Ltd.	32,348	162,627
Info Edge India Ltd.	8,794	543,209
Infosys Ltd. ADR (b)	252,959	4,649,386
InterGlobe Aviation Ltd. (a) (d)	14,848	529,426
ITC Ltd.	197,549	1,097,023
JSW Steel Ltd.	56,970	602,639
Jubilant Foodworks Ltd.	57,411	389,840
Kotak Mahindra Bank Ltd.	56,896	1,304,631
Larsen & Toubro Ltd.	29,352	1,243,727
LTIMindtree Ltd. (d)	9,833	743,846
Lupin Ltd.	24,080	382,829
Mahindra & Mahindra Ltd. GDR (c)	56,756	1,197,552
Marico Ltd.	100,445	662,079
Maruti Suzuki India Ltd.	7,599	940,801
Muthoot Finance Ltd.	16,188	287,192
Nestle India Ltd.	4,377	1,398,110
Petronet LNG Ltd.	155,774	416,795
PI Industries Ltd.	10,556	446,006
Power Grid Corp. of India Ltd.	215,901	615,424
Reliance Industries Ltd. GDR (d)	104,301	6,518,812
Samvardhana Motherson International Ltd.	144,072	176,511
SBI Life Insurance Co. Ltd. (d)	36,083	621,201
Shree Cement Ltd.	2,118	729,299
Shriram Finance Ltd.	32,100	792,068
State Bank of India	116,357	897,772
Sun Pharmaceutical Industries Ltd.	59,035	893,502
Tata Consultancy Services Ltd.	53,236	2,426,828
Tata Consumer Products Ltd.	58,678	766,355
Tata Motors Ltd.	114,699	1,075,057
Tata Power Co. Ltd.	88,659	353,885
Tata Steel Ltd.	412,214	691,533
Tech Mahindra Ltd.	43,352	663,014
Titan Co. Ltd.	9,884	436,564
Torrent Pharmaceuticals Ltd.	5,299	146,816
Trent Ltd.	14,914	547,524
Tube Investments of India Ltd.	7,954	338,529
UltraTech Cement Ltd.	7,662	967,080
United Spirits Ltd.	54,428	731,092
UPL Ltd.	47,465	334,967
Vedanta Ltd.	44,852	139,358

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Wipro Ltd.	85,473	$484,096
Yes Bank Ltd. (a)	1,335,400	344,226
Zomato Ltd. (a)	419,376	623,416
		72,112,214
INDONESIA — 0.6%
Adaro Energy Indonesia Tbk. PT	1,228,200	189,850
Astra International Tbk. PT	1,887,400	692,590
Bank Central Asia Tbk. PT	3,234,200	1,974,507
Bank Mandiri Persero Tbk. PT	3,074,200	1,207,957
Bank Rakyat Indonesia Persero Tbk. PT	5,617,776	2,088,833
Barito Pacific Tbk. PT	1,343,347	116,039
Charoen Pokphand Indonesia Tbk. PT	1,160,200	378,646
GoTo Gojek Tokopedia Tbk. PT (a)	44,191,400	246,831
Indah Kiat Pulp & Paper Tbk. PT	150,800	81,536
Merdeka Copper Gold Tbk. PT (a)	471,153	82,621
Telkom Indonesia Persero Tbk. PT	4,680,700	1,200,803
United Tractors Tbk. PT	207,400	304,762
		8,564,975
IRELAND — 0.2%
Bank of Ireland Group PLC	36,330	329,804
Kerry Group PLC Class A	16,249	1,411,905
Kingspan Group PLC	3,157	273,411
Smurfit Kappa Group PLC	16,926	670,859
		2,685,979
ISRAEL — 0.4%
Bank Hapoalim BM	187,110	1,689,285
Bank Leumi Le-Israel BM	202,599	1,637,829
Check Point Software Technologies Ltd. (a)	5,923	904,975
Nice Ltd. (a)	6,776	1,371,985
Teva Pharmaceutical Industries Ltd. ADR (a)	70,400	734,976
Wix.com Ltd. (a)	3,715	457,019
		6,796,069
ITALY — 1.3%
Assicurazioni Generali SpA	87,350	1,843,464
Coca-Cola HBC AG	12,755	374,795
DiaSorin SpA	602	62,004
Enel SpA	498,706	3,707,528
Eni SpA	171,851	2,913,591
Ferrari NV	10,679	3,600,310
FinecoBank Banca Fineco SpA	1,308	19,629
Intesa Sanpaolo SpA	899,702	2,627,258
Mediobanca Banca di Credito Finanziario SpA	59,779	739,921
Security Description	Shares	Value
Snam SpA	169,399	$871,074
Telecom Italia SpA (a) (b)	601,208	195,385
UniCredit SpA	115,345	3,129,971
		20,084,930
JAPAN — 14.4%
Advantest Corp.	34,700	1,180,706
Aeon Co. Ltd.	55,600	1,242,698
AGC, Inc. (b)	22,000	817,080
Aisin Corp.	14,200	496,869
Ajinomoto Co., Inc.	21,200	818,045
Asahi Group Holdings Ltd.	42,600	1,588,813
Asahi Intecc Co. Ltd.	4,200	85,457
Asahi Kasei Corp.	130,300	960,290
Astellas Pharma, Inc.	155,900	1,864,430
Bandai Namco Holdings, Inc.	12,900	258,631
Bridgestone Corp. (b)	45,100	1,868,237
Canon, Inc. (b)	72,100	1,851,341
Capcom Co. Ltd.	6,800	219,753
Central Japan Railway Co.	45,600	1,159,245
Chiba Bank Ltd.	115,700	835,866
Chubu Electric Power Co., Inc.	72,300	934,136
Chugai Pharmaceutical Co. Ltd.	30,700	1,163,281
Concordia Financial Group Ltd.	169,700	775,916
Dai-ichi Life Holdings, Inc.	53,200	1,129,057
Daiichi Sankyo Co. Ltd.	117,400	3,224,378
Daikin Industries Ltd.	15,400	2,510,775
Daiwa House REIT Investment Corp.	64	114,263
Daiwa Securities Group, Inc.	181,100	1,219,194
Denso Corp.	141,100	2,128,810
Dentsu Group, Inc. (b)	2,200	56,459
Disco Corp.	2,800	694,737
East Japan Railway Co.	22,200	1,280,067
Eisai Co. Ltd.	16,400	820,349
ENEOS Holdings, Inc.	274,108	1,089,588
FANUC Corp.	71,600	2,106,151
Fast Retailing Co. Ltd.	12,300	3,052,752
FUJIFILM Holdings Corp.	33,600	2,019,384
Fujitsu Ltd.	14,500	2,188,165
GLP J-Reit	218	217,258
Hitachi Ltd.	67,300	4,854,880
Honda Motor Co. Ltd.	299,600	3,115,432
Hoya Corp.	26,900	3,362,977
Idemitsu Kosan Co. Ltd.	62,500	340,252
Inpex Corp. (b)	71,700	968,596
ITOCHU Corp.	87,700	3,587,501
Japan Exchange Group, Inc.	32,100	679,205
Japan Metropolitan Fund Invest REIT	1,136	821,098
Japan Real Estate Investment Corp. REIT	203	840,914
Japan Tobacco, Inc. (b)	72,400	1,871,883
JFE Holdings, Inc.	31,600	490,318

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
JSR Corp.	34,600	$986,608
Kajima Corp.	75,600	1,263,664
Kansai Electric Power Co., Inc.	78,200	1,038,377
Kao Corp. (b)	37,600	1,546,886
KDDI Corp.	112,200	3,570,217
Keyence Corp.	10,900	4,802,866
Kintetsu Group Holdings Co. Ltd.	28,800	913,559
Kirin Holdings Co. Ltd. (b)	12,700	186,113
Komatsu Ltd.	73,200	1,914,893
Kose Corp.	2,200	165,023
Kubota Corp. (b)	99,800	1,502,522
Kyocera Corp.	154,800	2,259,742
Lasertec Corp.	4,100	1,080,983
LY Corp.	244,100	865,206
M3, Inc.	26,300	435,224
Makita Corp.	28,800	794,666
Marubeni Corp.	146,400	2,314,175
Mazda Motor Corp.	15,400	166,420
McDonald's Holdings Co. Japan Ltd. (b)	2,400	104,015
MEIJI Holdings Co. Ltd.	6,400	152,033
Mitsubishi Chemical Group Corp.	147,400	903,345
Mitsubishi Corp.	263,100	4,205,532
Mitsubishi Electric Corp.	170,100	2,411,902
Mitsubishi Estate Co. Ltd.	122,518	1,688,555
Mitsubishi Heavy Industries Ltd.	28,100	1,642,588
Mitsubishi UFJ Financial Group, Inc.	722,900	6,212,182
Mitsui & Co. Ltd.	98,100	3,686,578
Mitsui Chemicals, Inc.	30,900	916,611
Mitsui Fudosan Co. Ltd.	22,300	546,981
Mizuho Financial Group, Inc.	77,380	1,324,154
MonotaRO Co. Ltd. (b)	12,300	134,316
MS&AD Insurance Group Holdings, Inc.	47,000	1,848,929
Murata Manufacturing Co. Ltd.	146,800	3,116,558
NEC Corp.	18,300	1,083,877
Nexon Co. Ltd. (b)	23,500	428,311
NIDEC Corp.	33,300	1,345,180
Nintendo Co. Ltd.	70,700	3,690,462
Nippon Building Fund, Inc. REIT (b)	38	164,690
Nippon Paint Holdings Co. Ltd.	32,800	265,229
Nippon Prologis REIT, Inc.	175	336,892
Nippon Steel Corp.	52,200	1,195,957
Nippon Telegraph & Telephone Corp.	2,031,800	2,483,183
Nippon Yusen KK	42,400	1,314,586
Nissan Motor Co. Ltd.	178,200	700,514
Nitori Holdings Co. Ltd.	4,100	549,071
Nitto Denko Corp.	16,300	1,219,783
Security Description	Shares	Value
Nomura Holdings, Inc.	207,900	$940,402
Nomura Real Estate Master Fund, Inc. REIT	79	92,460
Nomura Research Institute Ltd.	11,400	331,617
NTT Data Group Corp.	83,500	1,183,973
Obayashi Corp.	133,000	1,150,943
Obic Co. Ltd.	2,200	379,125
Olympus Corp.	51,500	745,395
Ono Pharmaceutical Co. Ltd.	21,400	381,915
Oriental Land Co. Ltd.	45,400	1,690,987
ORIX Corp.	113,800	2,143,941
Osaka Gas Co. Ltd.	53,700	1,121,766
Otsuka Holdings Co. Ltd.	15,400	577,746
Panasonic Holdings Corp.	175,700	1,740,425
Rakuten Group, Inc. (b)	50,600	225,399
Recruit Holdings Co. Ltd.	72,500	3,066,517
Renesas Electronics Corp. (a)	54,800	990,816
Resona Holdings, Inc.	56,000	284,608
Rohm Co. Ltd.	45,300	868,373
SBI Holdings, Inc.	16,600	373,494
Secom Co. Ltd.	16,400	1,181,316
Seven & i Holdings Co. Ltd.	54,800	2,174,819
SG Holdings Co. Ltd.	11,800	169,408
Sharp Corp. (a)	36,300	258,899
Shimano, Inc.	2,900	449,152
Shin-Etsu Chemical Co. Ltd.	132,100	5,544,302
Shionogi & Co. Ltd.	15,400	742,582
Shiseido Co. Ltd.	19,500	588,126
Shizuoka Financial Group, Inc.	113,800	964,612
SMC Corp.	4,200	2,257,001
SoftBank Corp.	8,500	106,084
SoftBank Group Corp.	71,200	3,178,193
Sompo Holdings, Inc.	29,300	1,433,202
Sony Group Corp.	83,200	7,913,974
Subaru Corp.	20,100	368,695
Sumitomo Chemical Co. Ltd.	184,000	448,971
Sumitomo Corp.	65,400	1,426,943
Sumitomo Electric Industries Ltd.	72,400	922,075
Sumitomo Mitsui Financial Group, Inc.	57,400	2,801,192
Sumitomo Mitsui Trust Holdings, Inc.	32,600	625,731
Suzuki Motor Corp.	15,500	663,296
Sysmex Corp.	11,600	646,565
T&D Holdings, Inc.	39,400	626,158
Takeda Pharmaceutical Co. Ltd.	105,999	3,048,092
TDK Corp.	39,200	1,867,686
Terumo Corp.	64,100	2,101,505
Tokio Marine Holdings, Inc.	129,500	3,241,634
Tokyo Electric Power Co. Holdings, Inc. (a)	126,500	662,649
Tokyo Electron Ltd.	30,400	5,445,822
Tokyo Gas Co. Ltd.	39,500	907,228

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Tokyu Corp.	89,400	$1,091,342
TOPPAN Holdings, Inc.	43,700	1,219,744
Toray Industries, Inc.	185,700	965,645
Toyota Motor Corp.	654,700	12,030,078
Toyota Tsusho Corp.	29,800	1,756,124
Unicharm Corp.	15,400	556,882
West Japan Railway Co.	16,100	671,614
Yakult Honsha Co. Ltd.	6,800	152,756
Yamaha Corp.	23,800	549,841
Yamaha Motor Co. Ltd. (b)	109,800	980,941
ZOZO, Inc.	10,800	243,226
		223,658,402
KUWAIT — 0.1%
Agility Public Warehousing Co. KSC (a)	27,227	45,105
Boubyan Bank KSCP	447,471	873,825
Kuwait Finance House KSCP	163,822	387,094
Mabanee Co. KPSC	196,572	539,333
Mobile Telecommunications Co. KSCP	167,207	275,912
		2,121,269
LUXEMBOURG — 0.1%
ArcelorMittal SA	30,100	853,693
Eurofins Scientific SE	3,708	241,585
		1,095,278
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	141,000	789,999
Sands China Ltd. (a)	204,400	598,132
		1,388,131
MALAYSIA — 0.3%
AMMB Holdings Bhd.	221,500	193,300
CIMB Group Holdings Bhd.	528,899	673,353
Dialog Group Bhd.	930,200	419,046
Genting Bhd.	199,600	200,686
Genting Malaysia Bhd.	584,200	342,002
Malaysia Airports Holdings Bhd.	200,613	321,330
Nestle Malaysia Bhd.	12,300	314,794
Petronas Chemicals Group Bhd.	16,700	26,022
Petronas Dagangan Bhd.	71,700	340,790
PPB Group Bhd.	144,940	456,742
Press Metal Aluminium Holdings Bhd.	233,500	244,425
Public Bank Bhd.	549,200	512,746
QL Resources Bhd.	35,700	44,363
RHB Bank Bhd.	133,012	157,762
Tenaga Nasional Bhd.	169,500	370,355
		4,617,716
MEXICO — 0.8%
America Movil SAB de CV Class B	2,226,093	2,069,072
Security Description	Shares	Value
Cemex SAB de CV Series CPO (a)	1,572,021	$1,227,206
Fomento Economico Mexicano SAB de CV	196,356	2,562,501
Grupo Financiero Banorte SAB de CV Class O	229,697	2,316,163
Grupo Mexico SAB de CV Class B	219,759	1,222,174
Industrias Penoles SAB de CV (a) (b)	15,792	231,492
Kimberly-Clark de Mexico SAB de CV Class A	308,464	695,271
Wal-Mart de Mexico SAB de CV (b)	292,557	1,236,429
		11,560,308
NETHERLANDS — 3.6%
Adyen NV (a) (d)	1,310	1,688,177
Akzo Nobel NV	18,896	1,561,753
Argenx SE (a)	2,853	1,082,563
ASM International NV	2,008	1,042,414
ASML Holding NV	25,348	19,088,058
Heineken NV	23,826	2,419,805
ING Groep NV	230,712	3,447,183
Koninklijke Ahold Delhaize NV	81,028	2,328,540
Koninklijke KPN NV	425,417	1,465,263
Koninklijke Philips NV	77,907	1,814,574
Shell PLC	428,730	14,054,401
Universal Music Group NV	72,046	2,054,105
Wolters Kluwer NV	23,712	3,371,099
		55,417,935
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	26,913	402,143
Meridian Energy Ltd.	220,942	774,987
Spark New Zealand Ltd.	170,070	557,782
Xero Ltd. (a)	5,976	457,928
		2,192,840
NORWAY — 0.4%
DNB Bank ASA	97,067	2,064,503
Equinor ASA	77,663	2,463,556
Norsk Hydro ASA	142,601	960,437
Telenor ASA	72,833	836,213
		6,324,709
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (b)	18,313	279,090
Credicorp Ltd.	7,059	1,058,356
		1,337,446
PHILIPPINES — 0.1%
Ayala Corp.	7,420	91,251
Ayala Land, Inc.	461,400	287,047
BDO Unibank, Inc.	90,864	214,135

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
International Container Terminal Services, Inc.	25,420	$113,294
JG Summit Holdings, Inc.	240,951	166,000
Jollibee Foods Corp.	82,440	374,274
PLDT, Inc. ADR	15,392	360,635
SM Investments Corp.	2,730	42,990
SM Prime Holdings, Inc.	510,500	303,304
Universal Robina Corp.	78,090	166,686
		2,119,616
POLAND — 0.1%
Allegro.eu SA (a) (d)	14,420	122,206
CD Projekt SA	6,497	190,007
LPP SA	52	214,096
mBank SA (a)	1,653	224,898
ORLEN SA	17,356	289,101
Powszechna Kasa Oszczednosci Bank Polski SA (a)	46,967	601,025
Santander Bank Polska SA	3,546	441,689
		2,083,022
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	172,170	866,305
Jeronimo Martins SGPS SA	20,128	512,280
		1,378,585
QATAR — 0.2%
Commercial Bank PSQC	290,463	474,665
Qatar Electricity & Water Co. QSC	181,888	903,195
Qatar Islamic Bank SAQ	118,626	680,935
Qatar National Bank QPSC	270,777	1,193,620
		3,252,415
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	29,996	207,294
RUSSIA — 0.0%
Gazprom PJSC ADR (a) (f)	471,490	—
LUKOIL PJSC (f)	44,561	—
MMC Norilsk Nickel PJSC ADR (a) (f)	45,503	—
Mobile TeleSystems PJSC ADR (a) (f)	100,152	—
Novatek PJSC GDR (a) (f)	6,921	—
Sberbank of Russia PJSC (f)	544,444	—
Surgutneftegas PJSC Preference Shares ADR (a) (f)	139,649	—
Tatneft PJSC ADR (a) (f)	38,413	—
TCS Group Holding PLC GDR (a) (f)	7,745	—
Yandex NV Class A (a) (f)	23,001	—
		—
SAUDI ARABIA — 1.1%
Advanced Petrochemical Co.	25,038	263,400
Security Description	Shares	Value
Al Rajhi Bank	108,480	$2,516,736
Alinma Bank	62,674	647,631
Arab National Bank	30,314	204,923
Bank AlBilad	86,499	1,036,835
Bank Al-Jazira (a)	53,936	268,961
Banque Saudi Fransi	41,371	441,291
Bupa Arabia for Cooperative Insurance Co.	19,739	1,122,228
Dar Al Arkan Real Estate Development Co. (a)	74,246	275,601
Dr Sulaiman Al Habib Medical Services Group Co.	8,477	641,539
Etihad Etisalat Co.	56,441	743,516
Jarir Marketing Co.	247,836	1,033,641
Mobile Telecommunications Co. Saudi Arabia	146,428	551,350
Rabigh Refining & Petrochemical Co. (a)	176,197	489,593
Riyad Bank	76,853	585,107
SABIC Agri-Nutrients Co.	11,307	416,701
Sahara International Petrochemical Co.	16,494	149,766
Saudi Arabian Mining Co. (a)	82,200	967,768
Saudi Awwal Bank	59,611	597,700
Saudi Electricity Co.	79,259	400,733
Saudi Industrial Investment Group	31,141	184,355
Saudi Kayan Petrochemical Co. (a)	76,596	221,822
Saudi National Bank	157,997	1,630,529
Saudi Research & Media Group (a)	5,164	235,203
Saudi Telecom Co.	81,661	880,850
Savola Group	32,113	319,845
		16,827,624
SINGAPORE — 1.1%
CapitaLand Ascendas REIT	79,300	182,154
CapitaLand Integrated Commercial Trust REIT	136,640	213,387
CapitaLand Investment Ltd.	391,856	938,719
DBS Group Holdings Ltd.	182,168	4,613,928
Grab Holdings Ltd. Class A (a)	101,846	343,221
Mapletree Logistics Trust REIT	164,082	216,437
Sea Ltd. ADR (a)	21,944	888,732
Singapore Exchange Ltd.	215,200	1,603,681
Singapore Telecommunications Ltd.	797,900	1,494,059
STMicroelectronics NV	40,709	2,034,632
United Overseas Bank Ltd.	182,729	3,941,051
		16,470,001
SOUTH AFRICA — 0.9%
Absa Group Ltd.	28,134	251,856
Anglo American Platinum Ltd.	5,547	292,402
Anglo American PLC	87,422	2,196,146

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Aspen Pharmacare Holdings Ltd. (b)	32,533	$362,021
Bid Corp. Ltd.	21,808	508,784
Bidvest Group Ltd.	26,548	366,250
Capitec Bank Holdings Ltd.	6,989	774,421
Discovery Ltd.	75,242	591,156
Exxaro Resources Ltd.	19,644	219,648
FirstRand Ltd.	336,772	1,353,717
Gold Fields Ltd.	67,951	1,032,149
Harmony Gold Mining Co. Ltd.	23,196	151,689
Impala Platinum Holdings Ltd.	40,903	204,140
MTN Group Ltd.	118,016	745,364
Naspers Ltd. Class N	12,361	2,114,297
Nedbank Group Ltd.	17,516	207,108
Old Mutual Ltd.	215,065	151,065
Remgro Ltd.	36,379	323,219
Sanlam Ltd.	213,536	850,057
Sasol Ltd.	32,121	325,452
Sibanye Stillwater Ltd.	142,618	194,187
Standard Bank Group Ltd.	104,624	1,190,554
Woolworths Holdings Ltd.	58,324	230,266
		14,635,948
SOUTH KOREA — 3.6%
Amorepacific Corp.	1,562	175,860
Celltrion Pharm, Inc. (a)	1,561	111,751
Celltrion, Inc.	10,453	1,635,363
CJ CheilJedang Corp.	2,170	545,912
CosmoAM&T Co. Ltd. (a)	1,692	193,518
Coway Co. Ltd.	3,386	150,384
Delivery Hero SE (a) (d)	10,458	288,926
Doosan Enerbility Co. Ltd. (a)	24,176	298,469
Ecopro BM Co. Ltd. (a)	3,106	694,563
Hana Financial Group, Inc.	24,745	833,864
Hanmi Pharm Co. Ltd.	508	139,040
Hanwha Solutions Corp. (a)	4,449	136,451
HD Hyundai Co. Ltd.	9,877	485,452
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,017	470,965
HLB, Inc. (a)	8,690	342,094
HMM Co. Ltd.	16,398	249,299
Hotel Shilla Co. Ltd.	3,656	185,653
HYBE Co. Ltd.	1,253	227,173
Hyundai Engineering & Construction Co. Ltd.	3,004	81,404
Hyundai Mobis Co. Ltd.	4,152	764,053
Hyundai Motor Co.	11,436	1,806,993
Hyundai Steel Co.	7,087	200,851
Kakao Corp. (a)	19,085	804,655
KakaoBank Corp. (a)	9,828	217,484
Kakaopay Corp. (a)	3,526	134,973
KB Financial Group, Inc.	31,596	1,327,233
Kia Corp.	21,352	1,657,893
Korea Aerospace Industries Ltd.	8,316	322,851
Security Description	Shares	Value
Korea Electric Power Corp. ADR (b)	44,352	$321,552
Korea Zinc Co. Ltd.	1,246	481,798
Korean Air Lines Co. Ltd. (a)	7,601	141,054
Krafton, Inc. (a)	1,110	166,858
KT&G Corp.	12,407	837,152
L&F Co. Ltd.	1,726	273,394
LG Chem Ltd.	2,717	1,052,708
LG Chem Ltd. Preference Shares	627	151,407
LG Electronics, Inc.	11,220	886,867
LG Energy Solution Ltd. (a)	2,357	782,372
LG H&H Co. Ltd.	1,107	305,136
LG Innotek Co. Ltd.	191	35,519
Lotte Chemical Corp.	2,404	285,964
NAVER Corp.	11,270	1,960,152
NCSoft Corp.	1,855	346,399
Pearl Abyss Corp. (a)	4,155	125,015
POSCO Future M Co. Ltd.	1,994	555,824
POSCO Holdings, Inc. ADR	20,251	1,926,073
Posco International Corp.	4,065	196,953
Samsung Biologics Co. Ltd. (a) (d)	724	427,238
Samsung C&T Corp.	4,819	484,557
Samsung Electro-Mechanics Co. Ltd.	2,990	355,670
Samsung Electronics Co. Ltd. GDR	12,619	18,903,262
Samsung Electronics Co. Ltd. Preference Shares	29,013	1,403,455
Samsung Fire & Marine Insurance Co. Ltd.	4,252	868,294
Samsung Heavy Industries Co. Ltd. (a)	46,295	278,582
Samsung SDI Co. Ltd.	2,976	1,090,669
Samsung SDS Co. Ltd.	1,886	248,948
Samsung Securities Co. Ltd.	25,035	748,387
Shinhan Financial Group Co. Ltd.	36,473	1,137,038
SK Bioscience Co. Ltd. (a)	1,688	94,368
SK Hynix, Inc.	36,071	3,963,077
SK Innovation Co. Ltd. (a)	4,735	515,817
SK Square Co. Ltd. (a)	4,025	164,388
SK, Inc.	3,387	468,116
		56,467,190
SPAIN — 1.7%
ACS Actividades de Construccion y Servicios SA	25,333	1,123,842
Aena SME SA (d)	959	173,841
Amadeus IT Group SA	22,967	1,646,038
Banco Bilbao Vizcaya Argentaria SA	397,983	3,616,413
Banco Santander SA	1,012,634	4,227,772
CaixaBank SA	100,077	411,910
Cellnex Telecom SA (a) (d)	23,587	929,135

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Iberdrola SA	472,824	$6,199,761
Industria de Diseno Textil SA	86,765	3,779,167
Naturgy Energy Group SA	28,031	836,040
Repsol SA	117,216	1,741,542
Telefonica SA	396,437	1,547,624
		26,233,085
SWEDEN — 2.0%
Assa Abloy AB Class B	98,113	2,826,218
Atlas Copco AB Class B	325,324	4,822,795
Epiroc AB Class B	81,329	1,423,561
EQT AB (b)	14,630	413,734
Essity AB Class B	10,394	257,843
Evolution AB (d)	10,610	1,265,681
H & M Hennes & Mauritz AB Class B	69,253	1,213,698
Hexagon AB Class B	57,859	694,399
Husqvarna AB Class B	114,907	946,133
Industrivarden AB Class A	2,067	67,458
Investor AB Class B	88,886	2,059,455
Lifco AB Class B	6,322	155,073
Nibe Industrier AB Class B	76,190	535,258
Sandvik AB	91,890	1,988,639
Securitas AB Class B	96,656	945,474
Skandinaviska Enskilda Banken AB Class A	109,254	1,504,731
Skanska AB Class B	60,890	1,101,752
SKF AB Class B	40,042	799,819
Svenska Handelsbanken AB Class A	134,192	1,457,386
Swedbank AB Class A	66,560	1,342,712
Tele2 AB Class B	67,294	577,864
Telefonaktiebolaget LM Ericsson Class B	256,014	1,603,223
Telia Co. AB	147,703	377,104
Volvo AB Class B	105,057	2,728,103
Volvo Car AB Class B (a)	33,566	108,447
		31,216,560
SWITZERLAND — 4.0%
ABB Ltd.	144,977	6,425,049
Adecco Group AG	15,138	742,286
Alcon, Inc.	32,589	2,541,605
Cie Financiere Richemont SA Class A	37,043	5,094,430
DSM-Firmenich AG	16,537	1,680,619
Geberit AG	4,116	2,635,922
Givaudan SA	820	3,394,380
Julius Baer Group Ltd.	13,579	760,708
Kuehne & Nagel International AG	5,942	2,045,971
Logitech International SA	5,806	550,213
Lonza Group AG	4,860	2,042,395
Novartis AG	133,081	13,419,574
Partners Group Holding AG	234	337,245
Sandoz Group AG (a)	26,821	862,325
SGS SA	18,188	1,567,585
Security Description	Shares	Value
Sika AG	8,735	$2,840,574
Sonova Holding AG	2,229	726,713
Swatch Group AG Bearer Shares	4,296	1,166,834
Temenos AG	4,273	397,118
UBS Group AG	216,388	6,710,303
VAT Group AG (d)	514	257,412
Zurich Insurance Group AG	11,861	6,195,088
		62,394,349
TAIWAN — 4.4%
Accton Technology Corp.	58,000	988,384
Acer, Inc.	418,000	732,748
Advantech Co. Ltd.	40,644	492,647
ASE Technology Holding Co. Ltd.	203,000	892,947
Asustek Computer, Inc.	36,000	574,184
AUO Corp. ADR	120,310	714,280
Catcher Technology Co. Ltd.	43,000	271,811
Cathay Financial Holding Co. Ltd.	259,109	386,251
Chailease Holding Co. Ltd.	94,943	597,058
China Airlines Ltd.	227,000	160,133
China Development Financial Holding Corp. (a)	740,742	302,905
China Steel Corp.	671,000	590,313
Chunghwa Telecom Co. Ltd. ADR (b)	47,209	1,844,456
Compal Electronics, Inc.	236,000	306,434
CTBC Financial Holding Co. Ltd.	621,558	574,157
Delta Electronics, Inc.	163,785	1,673,045
E Ink Holdings, Inc.	56,000	359,460
E.Sun Financial Holding Co. Ltd.	1,323,162	1,112,317
Eclat Textile Co. Ltd.	18,650	341,516
eMemory Technology, Inc.	7,000	558,805
Eva Airways Corp.	190,000	194,702
Evergreen Marine Corp. Taiwan Ltd.	68,400	319,819
Far EasTone Telecommunications Co. Ltd.	87,000	226,213
Feng TAY Enterprise Co. Ltd.	60,665	345,917
First Financial Holding Co. Ltd.	149,350	133,337
Formosa Plastics Corp.	385,000	993,532
Fubon Financial Holding Co. Ltd.	511,207	1,079,364
Giant Manufacturing Co. Ltd.	91,190	546,715
Global Unichip Corp.	7,000	396,865
Globalwafers Co. Ltd.	28,000	535,540
Hon Hai Precision Industry Co. Ltd. GDR	525,362	3,582,969
Hotai Motor Co. Ltd.	14,280	329,891
Innolux Corp.	679,870	316,780
Inventec Corp.	206,000	354,403

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Largan Precision Co. Ltd.	7,000	$654,600
Lite-On Technology Corp.	130,000	495,593
MediaTek, Inc.	108,000	3,571,789
Mega Financial Holding Co. Ltd.	275,425	351,792
Micro-Star International Co. Ltd.	79,000	525,114
momo.com, Inc.	6,600	109,461
Nan Ya Printed Circuit Board Corp.	21,000	172,089
Novatek Microelectronics Corp.	45,000	758,052
Pegatron Corp.	48,000	136,537
PharmaEssentia Corp. (a)	20,000	225,477
Pou Chen Corp.	127,000	127,867
President Chain Store Corp.	35,000	307,343
Quanta Computer, Inc.	173,000	1,265,489
Realtek Semiconductor Corp.	42,000	645,249
Ruentex Development Co. Ltd.	177,636	218,496
Taishin Financial Holding Co. Ltd.	1,052,003	620,428
Taiwan Cooperative Financial Holding Co. Ltd.	90,300	78,559
Taiwan High Speed Rail Corp.	368,000	368,114
Taiwan Mobile Co. Ltd.	69,000	221,678
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	274,934	28,593,136
Unimicron Technology Corp.	86,000	493,182
Uni-President Enterprises Corp.	414,000	1,004,969
United Microelectronics Corp. ADR (b)	238,728	2,019,639
Vanguard International Semiconductor Corp.	97,000	257,588
Voltronic Power Technology Corp.	5,000	278,588
Walsin Lihwa Corp.	124,000	156,159
Wan Hai Lines Ltd.	51,635	92,534
Winbond Electronics Corp.	347,427	344,704
Wiwynn Corp.	8,000	475,717
Yageo Corp.	29,583	575,457
Yang Ming Marine Transport Corp.	125,000	208,941
Zhen Ding Technology Holding Ltd.	127,000	451,052
		68,635,291
THAILAND — 0.5%
Advanced Info Service PCL	48,700	309,614
Airports of Thailand PCL	192,300	336,627
Asset World Corp. PCL	2,414,700	251,852
Bangkok Dusit Medical Services PCL Class F	443,300	360,406
Bangkok Expressway & Metro PCL	749,000	174,454
Bumrungrad Hospital PCL	71,700	466,341
Security Description	Shares	Value
Central Pattana PCL	225,500	$462,462
CP ALL PCL NVDR	337,000	552,904
Delta Electronics Thailand PCL	273,000	703,845
Energy Absolute PCL	206,900	268,229
Global Power Synergy PCL	177,400	252,074
Gulf Energy Development PCL	201,720	262,991
Home Product Center PCL	221,300	75,858
Indorama Ventures PCL	135,200	107,938
Land & Houses PCL	91,800	21,920
Minor International PCL	428,209	370,092
Muangthai Capital PCL	192,400	253,659
Osotspa PCL	157,900	101,774
PTT Global Chemical PCL	161,400	182,052
PTT Oil & Retail Business PCL	43,700	24,454
PTT PCL	1,073,320	1,124,183
Ratch Group PCL	317,500	293,013
SCB X PCL NVDR	110,400	342,852
Siam Cement PCL	27,700	248,332
		7,547,926
TURKEY — 0.2%
Akbank TAS	441,942	546,479
Aselsan Elektronik Sanayi Ve Ticaret AS	413,931	630,413
BIM Birlesik Magazalar AS	21,241	216,301
Ford Otomotiv Sanayi AS	3,604	90,240
Hektas Ticaret TAS (a)	77,652	52,848
Sasa Polyester Sanayi AS (a)	61,623	76,032
Turk Hava Yollari AO (a)	27,857	215,620
Turkiye Is Bankasi AS Class C	586,130	463,601
		2,291,534
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	234,317	585,673
Abu Dhabi Islamic Bank PJSC	238,246	656,470
Aldar Properties PJSC	479,532	698,522
Dubai Islamic Bank PJSC	272,396	424,234
Emaar Properties PJSC	457,517	986,600
Emirates NBD Bank PJSC	102,292	481,833
Emirates Telecommunications Group Co. PJSC	209,481	1,120,198
First Abu Dhabi Bank PJSC	272,620	1,036,219
Multiply Group PJSC (a)	226,149	195,808
		6,185,557
UNITED KINGDOM — 7.1%
3i Group PLC	91,950	2,837,844
abrdn PLC	213,894	487,129
Admiral Group PLC	487	16,663
Anglogold Ashanti PLC	33,818	653,540
Ashtead Group PLC	15,281	1,064,009
Associated British Foods PLC	11,273	340,157

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
AstraZeneca PLC	84,910	$11,473,783
Auto Trader Group PLC (d)	61,142	562,287
Aviva PLC	188,209	1,042,970
BAE Systems PLC	233,607	3,307,093
Barclays PLC	1,074,951	2,107,320
Barratt Developments PLC	42,042	301,526
Berkeley Group Holdings PLC	3,432	205,105
BP PLC	1,154,991	6,863,509
British American Tobacco PLC	135,110	3,953,727
BT Group PLC	530,512	835,903
Burberry Group PLC	40,919	738,636
CK Hutchison Holdings Ltd.	127,032	680,829
Compass Group PLC	142,298	3,892,875
Diageo PLC	150,840	5,491,825
Entain PLC	29,271	370,982
Hargreaves Lansdown PLC	4,729	44,249
HSBC Holdings PLC	1,231,958	9,980,525
Imperial Brands PLC	70,710	1,628,399
InterContinental Hotels Group PLC	12,025	1,086,859
J Sainsbury PLC	188,012	725,265
Kingfisher PLC (b)	58,404	181,145
Land Securities Group PLC REIT	94,734	851,165
Legal & General Group PLC	85,280	272,983
Lloyds Banking Group PLC	3,806,147	2,314,925
London Stock Exchange Group PLC	20,131	2,379,986
M&G PLC	129,139	366,129
National Grid PLC	264,232	3,563,797
NatWest Group PLC	192,464	538,305
Next PLC	14,060	1,455,045
Ocado Group PLC (a)	30,971	299,430
Pearson PLC	77,691	954,948
Persimmon PLC	13,782	244,037
Reckitt Benckiser Group PLC	43,978	3,038,622
RELX PLC (c)	123,393	4,892,072
RELX PLC (c)	26,622	1,053,394
Rentokil Initial PLC	54,420	305,803
Rolls-Royce Holdings PLC (a)	589,453	2,252,049
Sage Group PLC	143,536	2,145,436
Segro PLC REIT	94,551	1,068,410
Severn Trent PLC	35,164	1,156,090
Smith & Nephew PLC	94,084	1,293,534
Smiths Group PLC	28,146	632,753
SSE PLC	99,907	2,363,828
Standard Chartered PLC	183,289	1,557,556
Taylor Wimpey PLC	166,604	312,315
Tesco PLC	396,791	1,469,433
Unilever PLC	155,952	7,554,687
United Utilities Group PLC	82,569	1,115,218
Vodafone Group PLC	1,603,149	1,401,156
Whitbread PLC	18,165	846,610
Wise PLC Class A (a)	21,945	244,506
Security Description	Shares	Value
WPP PLC	100,581	$965,501
		109,783,877
UNITED STATES — 5.2%
CRH PLC	60,186	4,150,827
CSL Ltd.	29,806	5,829,922
CyberArk Software Ltd. (a)	2,376	520,463
Experian PLC	71,509	2,918,932
Ferrovial SE	47,614	1,736,747
GSK PLC	256,660	4,744,910
Haleon PLC	320,850	1,315,611
Holcim AG	26,025	2,041,431
James Hardie Industries PLC CDI (a)	52,644	2,029,212
JBS SA	57,652	295,642
Legend Biotech Corp. ADR (a)	4,447	267,576
Monday.com Ltd. (a)	1,549	290,918
Nestle SA	173,937	20,151,603
Parade Technologies Ltd.	8,000	312,800
Qiagen NV (a)	229	9,967
Roche Holding AG	46,513	13,512,064
Sanofi SA	73,662	7,303,838
Schneider Electric SE	39,484	7,928,518
Stellantis NV (c)	56,391	1,317,171
Stellantis NV (c)	74,390	1,738,000
Swiss Re AG	24,900	2,797,533
		81,213,685
ZAMBIA — 0.0% (e)
First Quantum Minerals Ltd.	49,569	407,875
TOTAL COMMON STOCKS (Cost $1,461,990,916)		1,543,603,396

PREFERRED STOCKS — 0.0% (e)
GERMANY — 0.0% (e)
Dr Ing hc F Porsche AG 1.26% (d) (Cost $304,912)	2,796	246,779
RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 02/05/24) (a) (Cost $0)	159	655
WARRANTS — 0.0% (e)
CANADA — 0.0% (e)
Constellation Software, Inc. (expiring 03/31/40) (a) (f) (Cost $0)	1,374	—
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 5.36% (g) (h)	645,769	645,769

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	38,719,956	$38,719,956
TOTAL SHORT-TERM INVESTMENTS (Cost $39,365,725)		39,365,725
TOTAL INVESTMENTS — 102.0% (Cost $1,501,661,553)		1,583,216,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(31,247,030)
NET ASSETS — 100.0%		$1,551,969,525
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	40	03/15/2024	$1,973,419	$2,067,400	$93,981
MSCI EAFE Index (long)	42	03/15/2024	4,548,180	4,730,040	181,860
S&P/TSX 60 Index (long)	3	03/14/2024	559,116	578,068	18,952
					$294,793

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,536,908,719	$6,694,677	$0(a)	$1,543,603,396
Preferred Stocks	246,779	—	—	246,779
Rights	655	—	—	655
Warrants	—	—	0(a)	—
Short-Term Investments	39,365,725	—	—	39,365,725
TOTAL INVESTMENTS	$1,576,521,878	$6,694,677	$0	$1,583,216,555
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$294,793	$—	$—	$294,793
TOTAL OTHER FINANCIAL INSTRUMENTS:	$294,793	$—	$—	$294,793
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	21.1%
Industrials	13.3
Information Technology	12.5
Consumer Discretionary	11.7
Health Care	9.2
Materials	7.9
Consumer Staples	7.9
Energy	5.7
Communication Services	5.4
Utilities	3.1
Real Estate	1.7
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	526,781	$526,781	$21,096,478	$20,977,490	$—	$—	645,769	$645,769	$26,724
State Street Navigator Securities Lending Portfolio II	46,462,476	46,462,476	84,445,832	92,188,352	—	—	38,719,956	38,719,956	67,337
Total		$46,989,257	$105,542,310	$113,165,842	$—	$—		$39,365,725	$94,061
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.9%
Alpha HPA Ltd. (a)	25,290	$18,119
Alumina Ltd. (a)	221,428	136,738
AMP Ltd. (b)	58,563	37,163
ANZ Group Holdings Ltd.	15,423	272,779
Audinate Group Ltd. (a)	896	9,892
Aussie Broadband Ltd. (a) (b)	8,238	21,923
Bellevue Gold Ltd. (a) (b)	56,305	64,353
BHP Group Ltd.	26,593	914,726
Boral Ltd. (a)	31,341	115,268
Boss Energy Ltd. (a)	4,892	13,452
Brambles Ltd.	43,679	405,339
Calix Ltd. (a) (b)	2,983	6,982
Capricorn Metals Ltd. (a)	2,477	7,961
Centuria Capital Group REIT (b)	25,621	30,682
Cettire Ltd. (a)	12,968	25,661
Chalice Mining Ltd. (a)	2,512	2,905
Champion Iron Ltd. (b)	5,088	29,128
Clinuvel Pharmaceuticals Ltd. (b)	1,557	16,999
Codan Ltd.	985	5,747
Coles Group Ltd.	19,947	219,270
Commonwealth Bank of Australia	7,992	609,683
Core Lithium Ltd. (a) (b)	20,418	3,483
Coronado Global Resources, Inc. CDI (c)	11,150	13,390
De Grey Mining Ltd. (a)	25,809	22,102
Deterra Royalties Ltd.	7,293	26,225
Endeavour Group Ltd.	7,537	26,794
Firefinch Ltd. (a) (b) (d)	22,838	935
Flutter Entertainment PLC (a)	99	17,498
Fortescue Ltd.	31,306	619,915
Glencore PLC	34,350	206,730
Gold Road Resources Ltd.	5,932	7,954
Helia Group Ltd.	7,610	22,588
HMC Capital Ltd. REIT (b)	8,605	36,169
Iluka Resources Ltd.	7,293	32,844
Ingenia Communities Group REIT	12,531	38,050
Insurance Australia Group Ltd.	97,419	376,242
Karoon Energy Ltd. (a)	8,142	11,278
Latin Resources Ltd. (a)	78,986	15,360
Lendlease Corp. Ltd. Stapled Security	51,505	262,529
Leo Lithium Ltd. (a) (b)	18,904	6,514
Liontown Resources Ltd. (a) (b)	13,270	14,940
Lynas Rare Earths Ltd. (a) (b)	4,542	22,190
Macquarie Group Ltd.	9,216	1,154,764
Megaport Ltd. (a) (b)	8,366	52,519
Nanosonics Ltd. (a) (b)	13,365	40,126
National Australia Bank Ltd.	19,426	406,939
Neuren Pharmaceuticals Ltd. (a)	3,101	52,836
Security Description	Shares	Value
Northern Star Resources Ltd.	907	$8,448
Nufarm Ltd.	1,490	5,307
oOh!media Ltd.	5,036	5,687
Origin Energy Ltd.	32,475	187,689
Orora Ltd.	3,602	6,390
Paladin Energy Ltd. (a)	13,609	9,147
Pepper Money Ltd.	18,976	15,926
Perseus Mining Ltd.	12,150	15,338
Pilbara Minerals Ltd. (b)	15,774	42,515
PolyNovo Ltd. (a) (b)	63,989	72,262
Pro Medicus Ltd. (b)	2,710	177,206
QBE Insurance Group Ltd.	15,310	154,717
Ramelius Resources Ltd.	18,298	21,038
Region RE Ltd. REIT	650,593	1,003,286
Regis Resources Ltd. (a)	4,231	6,294
Rio Tinto Ltd.	1,074	99,418
Rio Tinto PLC	13,849	1,031,388
Santos Ltd.	27,359	141,880
Sayona Mining Ltd. (a) (b)	181,425	8,789
Scentre Group REIT	45,609	93,053
Silex Systems Ltd. (a) (b)	4,851	14,399
Silver Lake Resources Ltd. (a)	25,063	20,351
SiteMinder Ltd. (a)	633	2,216
Sonic Healthcare Ltd.	24,200	529,733
South32 Ltd.	13,375	30,316
Suncorp Group Ltd.	31,997	302,389
Telix Pharmaceuticals Ltd. (a)	8,341	57,370
Temple & Webster Group Ltd. (a) (b)	4,488	26,704
Transurban Group Stapled Security	45,009	421,060
Tyro Payments Ltd. (a) (b)	28,720	21,655
Vicinity Ltd. REIT	169,454	235,879
Wesfarmers Ltd.	19,947	776,362
West African Resources Ltd. (a)	39,446	25,436
Westpac Banking Corp.	22,469	351,096
Woodside Energy Group Ltd.	15,652	331,725
Woolworths Group Ltd.	7,537	191,315
		12,899,468
AUSTRIA — 0.1%
DO & Co. AG	3,093	459,202
Kontron AG	1,217	28,904
OMV AG	4,101	180,165
Schoeller-Bleckmann Oilfield Equipment AG	2,817	137,541
		805,812
BAHAMAS — 0.0% (e)
OneSpaWorld Holdings Ltd. (a)	3,592	50,647
BELGIUM — 0.3%
Anheuser-Busch InBev SA	7,750	500,136
KBC Group NV	2,229	144,584
Liberty Global Ltd. Class C (a)	10,405	193,949
Solvay SA	2,951	90,395
Syensqo SA (a)	2,951	307,271

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
UCB SA	5,785	$504,203
		1,740,538
BRAZIL — 0.8%
Ambev SA ADR	66,387	185,884
Armac Locacao Logistica E Servicos SA	16,147	56,675
Azul SA Preference Shares (a)	21,575	71,108
Banco Bradesco SA ADR (b)	94,170	329,595
Banco Pan SA Preference Shares	6,154	10,946
Cia Brasileira de Aluminio (f)	4,746	4,983
Cia Brasileira de Aluminio (a) (f)	439	452
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	1,656	15,849
Cia Energetica de Minas Gerais ADR	11,321	26,265
Cia Energetica do Ceara Class A, Preference Shares	800	7,147
Cia Siderurgica Nacional SA ADR	32,645	128,295
Cury Construtora e Incorporadora SA	5,852	21,673
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,890	29,198
Embraer SA (a)	10,179	46,918
Eneva SA (a)	5,548	15,544
ERO Copper Corp. (a) (b)	526	8,357
Ez Tec Empreendimentos e Participacoes SA	10,427	40,140
Gerdau SA ADR (b)	30,935	150,035
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	43,396	80,135
Hidrovias do Brasil SA (a)	19,070	15,468
Itau Unibanco Holding SA Preference Shares ADR	63,518	441,450
Locaweb Servicos de Internet SA (c)	10,354	12,810
Marfrig Global Foods SA (a)	3,605	7,199
MercadoLibre, Inc. (a)	400	628,616
Minerva SA	12,114	18,629
Natura & Co. Holding SA ADR (a) (b)	8,623	58,981
Oncoclinicas do Brasil Servicos Medicos SA (a)	8,188	21,913
Petroleo Brasileiro SA ADR	16,815	268,535
Petroleo Brasileiro SA Preference Shares ADR	41,203	629,582
Petroreconcavo SA	8,250	36,888
PRIO SA	51,672	489,850
Santos Brasil Participacoes SA	3,574	6,894
Serena Energia SA (a)	54,638	114,841
Sitios Latinoamerica SAB de CV (a)	24,177	9,894
Taurus Armas SA	4,884	15,283
Security Description	Shares	Value
Vale SA ADR	50,963	$808,273
Wheaton Precious Metals Corp. (b)	6,064	300,625
Yara International ASA	3,718	132,235
		5,247,165
BURKINA FASO — 0.0% (e)
Endeavour Mining PLC	42	948
IAMGOLD Corp. (a)	4,223	10,697
		11,645
CANADA — 3.0%
Advantage Energy Ltd. (a) (b)	23,949	154,926
Agnico Eagle Mines Ltd.	2,884	158,898
Alamos Gold, Inc. Class A	768	10,379
Altius Minerals Corp. (b)	6,426	89,865
Aurinia Pharmaceuticals, Inc. (a)	6,057	54,452
Aya Gold & Silver, Inc. (a)	6,593	48,550
B2Gold Corp.	8,615	27,375
Ballard Power Systems, Inc. (a) (b)	6,559	24,423
Bank of Montreal	5,289	525,892
Bank of Nova Scotia	6,269	306,651
Barrick Gold Corp. (b)	8,686	157,700
Birchcliff Energy Ltd. (b)	3,331	14,601
BlackBerry Ltd. (a)	4,732	16,867
Bombardier, Inc. Class B (a) (b)	1,310	52,863
Brookfield Asset Management Ltd. Class A (b)	5,268	212,622
Brookfield Corp. (b)	20,819	839,170
Brookfield Reinsurance Ltd. (a)	161	6,471
Calibre Mining Corp. (a)	26,678	27,516
Cameco Corp. (b)	11,665	505,401
Canada Goose Holdings, Inc. (a) (b)	1,430	17,070
Canadian Imperial Bank of Commerce	4,557	220,489
Canadian National Railway Co. (b)	9,429	1,190,960
Canadian Natural Resources Ltd. (b)	9,429	620,758
Canadian Pacific Kansas City Ltd. (b)	9,921	788,804
Canadian Tire Corp. Ltd. Class A (b)	2,345	250,257
Cenovus Energy, Inc.	12,046	201,711
Converge Technology Solutions Corp. (b)	3,675	11,538
Coveo Solutions, Inc. (a)	1,614	11,751
Crescent Point Energy Corp. (b)	6,155	42,897
Cronos Group, Inc. (a) (b)	1,870	3,928
Docebo, Inc. (a)	3,142	152,477
Dundee Precious Metals, Inc.	7,030	45,210
Enbridge, Inc.	12,955	468,644
Endeavour Silver Corp. (a)	29,556	58,278
Enerplus Corp.	12,359	190,362

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
EQB, Inc. (b)	1,215	$80,376
Equinox Gold Corp. (a) (b)	14,228	69,489
Filo Corp. (a)	779	12,471
First Majestic Silver Corp. (b)	25,194	155,337
Fortuna Silver Mines, Inc. (a)	4,440	17,173
George Weston Ltd. (b)	631	78,719
GoGold Resources, Inc. (a)	16,517	16,910
Headwater Exploration, Inc. (b)	830	3,934
Hut 8 Corp. (a)	2,102	28,184
i-80 Gold Corp. (a)	20,930	36,984
IGM Financial, Inc. (b)	3,677	97,628
Imperial Oil Ltd.	6,815	390,108
Jamieson Wellness, Inc. (b) (c)	1,858	44,710
Just Energy Group, Inc. (a) (d)	348	—
K92 Mining, Inc. (a)	2,916	14,396
Karora Resources, Inc. (a)	2,774	10,245
Kinaxis, Inc. (a) (b)	251	28,307
Kinross Gold Corp. (b)	20,252	123,177
Lightspeed Commerce, Inc. (a) (b)	1,716	36,204
Lithium Americas Argentina Corp. (a) (b)	3,471	21,980
Lithium Americas Corp. (a) (b)	3,471	22,375
Loblaw Cos. Ltd.	7,644	743,646
MAG Silver Corp. (a)	1,122	11,734
Manulife Financial Corp. (b)	17,316	384,508
MEG Energy Corp. (a)	2,460	44,159
Minto Apartment Real Estate Investment Trust (c)	6,803	83,477
MTY Food Group, Inc. (b)	3,817	163,582
National Bank of Canada (b)	12,957	992,459
New Gold, Inc. (a)	5,825	8,482
New Pacific Metals Corp. (a)	13,905	26,469
NexGen Energy Ltd. (a) (b)	33,905	238,358
Novagold Resources, Inc. (a) (b)	2,110	7,921
Nutrien Ltd. (b)	5,113	289,463
Nuvei Corp. (b) (c)	957	25,264
Onex Corp.	8,131	570,576
Orla Mining Ltd. (a) (b)	1,367	4,479
Osisko Mining, Inc. (a)	30,531	61,821
Pan American Silver Corp. (b)	3,577	58,676
Park Lawn Corp. (b)	4,189	62,711
Rogers Communications, Inc. Class B (b)	12,974	610,327
Royal Bank of Canada	11,641	1,182,993
Sandstorm Gold Ltd. (b)	1,004	5,071
Shopify, Inc. Class A (a)	10,469	819,037
Silvercorp Metals, Inc.	8,747	22,886
SilverCrest Metals, Inc. (a) (b)	41,452	273,182
Slate Grocery REIT Class U,	13,477	123,364
SNC-Lavalin Group, Inc. (b)	5,424	175,480
Solaris Resources, Inc. (a) (b)	779	2,440
SSR Mining, Inc. (b)	8,494	91,601
Sun Life Financial, Inc.	13,362	696,372
Suncor Energy, Inc.	19,039	612,927
Security Description	Shares	Value
SunOpta, Inc. (a) (b)	699	$3,833
Taseko Mines Ltd. (a)	3,402	4,799
TC Energy Corp. (b)	8,961	351,753
Teck Resources Ltd. Class B (b)	6,788	288,333
TELUS Corp. (f)	41,589	743,720
TELUS Corp. (a) (f)	2,694	48,176
Tilray Brands, Inc. (a) (b) (f)	5,897	13,563
Tilray Brands, Inc. (a) (f)	3,215	7,461
Torex Gold Resources, Inc. (a)	761	8,438
Toronto-Dominion Bank	16,819	1,092,100
TransAlta Corp.	21,243	177,535
Triple Flag Precious Metals Corp. (b)	437	5,846
Voyager Digital Ltd. (a)	6,606	7
Well Health Technologies Corp. (a) (b)	1,802	5,261
Wesdome Gold Mines Ltd. (a) (b)	8,860	51,805
		19,994,558
CHILE — 0.0% (e)
Aguas Andinas SA Class A	28,728	9,362
Cia Cervecerias Unidas SA	903	5,801
Embotelladora Andina SA Class B, Preference Shares	25,529	64,021
Enel Chile SA ADR	4,108	13,310
Inversiones Aguas Metropolitanas SA	12,101	10,174
Parque Arauco SA	10,052	16,345
Plaza SA (a)	5,631	8,026
Sociedad Quimica y Minera de Chile SA ADR	995	59,919
Vina Concha y Toro SA	11,207	13,316
		200,274
CHINA — 2.7%
AAC Technologies Holdings, Inc. (b)	2,500	7,428
Accelink Technologies Co. Ltd. Class A	2,400	9,606
AECC Aero-Engine Control Co. Ltd. Class A	2,300	6,428
Agricultural Bank of China Ltd. Class H	304,000	117,184
AK Medical Holdings Ltd. (b) (c)	28,000	22,447
Akeso, Inc. (a) (b) (c)	14,000	83,191
Alibaba Group Holding Ltd.	136,900	1,325,424
Alibaba Group Holding Ltd. ADR	1,928	149,439
Alibaba Health Information Technology Ltd. (a) (b)	86,000	46,697
A-Living Smart City Services Co. Ltd. (c)	2,500	1,146
Alphamab Oncology (a) (b) (c)	13,000	11,055
Aluminum Corp. of China Ltd. Class A	8,800	6,970

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Anhui Conch Cement Co. Ltd. Class H	6,000	$13,862
Anhui Gujing Distillery Co. Ltd. Class A	600	19,616
Anhui Gujing Distillery Co. Ltd. Class B	3,600	54,771
Anhui Honglu Steel Construction Group Co. Ltd. Class A	3,120	9,521
Anhui Kouzi Distillery Co. Ltd. Class A	1,400	8,907
Anjoy Foods Group Co. Ltd. Class A	700	10,284
ANTA Sports Products Ltd.	11,400	110,590
Ascentage Pharma Group International (a) (c)	17,000	59,435
Autohome, Inc. ADR	578	16,219
Avicopter PLC Class A	3,500	18,939
Baidu, Inc. Class A (a)	20,810	309,410
Bank of China Ltd. Class H	805,000	307,214
Bank of Communications Co. Ltd. Class H	230,000	143,445
BeiGene Ltd. (a)	4,131	58,247
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	200	883
Beijing Enlight Media Co. Ltd. Class A	9,000	10,301
Beijing Shiji Information Technology Co. Ltd. Class A	2,800	3,830
Beiqi Foton Motor Co. Ltd. Class A (a)	35,100	13,457
Bilibili, Inc. Class Z (a) (b)	1,995	23,914
BOE Varitronix Ltd.	57,000	51,536
Budweiser Brewing Co. APAC Ltd. (c)	1,700	3,183
BYD Co. Ltd. Class A	2,500	69,517
BYD Co. Ltd. Class H (b)	11,500	315,756
Canaan, Inc. ADR (a) (b)	6,670	15,408
Canggang Railway Ltd. (b)	8,000	8,760
Canmax Technologies Co. Ltd. Class A	650	2,314
CGN New Energy Holdings Co. Ltd.	14,000	3,604
China CITIC Bank Corp. Ltd. Class H	62,000	29,219
China Conch Environment Protection Holdings Ltd. (a) (b)	5,000	999
China Conch Venture Holdings Ltd.	5,000	4,149
China Construction Bank Corp. Class H	695,000	413,873
China Foods Ltd.	60,000	22,591
China Gas Holdings Ltd.	21,600	21,327
China Life Insurance Co. Ltd. Class H	96,000	124,417
Security Description	Shares	Value
China Meidong Auto Holdings Ltd.	2,000	$1,217
China Mengniu Dairy Co. Ltd.	58,000	155,983
China Merchants Bank Co. Ltd. Class H	116,174	404,676
China Merchants Energy Shipping Co. Ltd. Class A	7,700	6,358
China Minsheng Banking Corp. Ltd. Class H	43,500	14,763
China New Higher Education Group Ltd. (c)	2,000	546
China Overseas Land & Investment Ltd.	48,000	84,584
China Overseas Property Holdings Ltd.	5,000	3,752
China Pacific Insurance Group Co. Ltd. Class H	18,400	37,137
China Petroleum & Chemical Corp. Class H	433,200	226,904
China Rare Earth Resources & Technology Co. Ltd. Class A	1,800	6,995
China Resources Beer Holdings Co. Ltd.	8,000	35,038
China Resources Gas Group Ltd.	2,000	6,557
China Resources Land Ltd.	15,000	53,787
China Ruyi Holdings Ltd. (a) (b)	164,000	36,335
China Shenhua Energy Co. Ltd. Class H	44,500	152,445
China Tower Corp. Ltd. Class H (c)	340,000	35,704
China Vanke Co. Ltd. Class H	12,400	11,465
Chlitina Holding Ltd.	2,000	12,740
Chongqing Brewery Co. Ltd. Class A	2,100	19,597
CITIC Ltd.	89,000	88,903
CMOC Group Ltd. Class A	7,400	5,404
COFCO Joycome Foods Ltd. (a) (b)	64,000	15,409
Contemporary Amperex Technology Co. Ltd. Class A	720	16,508
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,700	9,798
COSCO SHIPPING Ports Ltd.	39,625	28,621
Country Garden Holdings Co. Ltd. (a) (b)	76,278	7,619
Country Garden Services Holdings Co. Ltd. (b)	10,000	8,644
CSPC Pharmaceutical Group Ltd.	26,880	24,992
Dada Nexus Ltd. ADR (a)	1,792	5,949
Daqo New Energy Corp. ADR (a)	2,990	79,534
DaShenLin Pharmaceutical Group Co. Ltd. Class A	3,888	13,596
Dongyue Group Ltd.	23,000	16,642
East Buy Holding Ltd. (a) (b) (c)	9,000	32,042

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
ENN Energy Holdings Ltd.	19,100	$140,647
Eoptolink Technology, Inc.Ltd. Class A	2,800	19,394
Everest Medicines Ltd. (a) (b) (c)	8,000	21,412
Farasis Energy Gan Zhou Co. Ltd. Class A (a)	4,797	10,988
Flat Glass Group Co. Ltd. Class H (b)	17,000	28,694
Ganfeng Lithium Group Co. Ltd. Class A	980	5,890
G-bits Network Technology Xiamen Co. Ltd. Class A	1,300	44,751
GDS Holdings Ltd. Class A (a) (b)	3,561	4,132
Geely Automobile Holdings Ltd.	56,000	61,604
GEM Co. Ltd. Class A	3,900	2,990
Genscript Biotech Corp. (a)	10,000	25,434
Giant Network Group Co. Ltd. Class A	10,900	17,053
Global New Material International Holdings Ltd. (a)	24,000	12,141
Great Wall Motor Co. Ltd. Class A	18,800	66,586
Great Wall Motor Co. Ltd. Class H (b)	6,500	8,441
Guangdong Investment Ltd.	4,000	2,910
Guangzhou Automobile Group Co. Ltd. Class A	61,800	75,942
Guangzhou Haige Communications Group, Inc. Co. Class A	5,700	10,286
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	8,700	76,448
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	900	5,784
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	8,383
H World Group Ltd. ADR	486	16,252
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	193,000	23,481
Haidilao International Holding Ltd. (b) (c)	2,000	3,724
Haier Smart Home Co. Ltd. Class H	62,600	176,772
Hainan Meilan International Airport Co. Ltd. Class H (a)	6,000	5,325
Hang Zhou Great Star Industrial Co. Ltd. Class A	5,400	17,078
Hangzhou Chang Chuan Technology Co. Ltd. Class A	2,900	15,472
Hangzhou First Applied Material Co. Ltd. Class A	392	1,336
Hangzhou Oxygen Plant Group Co. Ltd. Class A	1,700	6,974
Security Description	Shares	Value
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	41,100	$38,002
Hangzhou Tigermed Consulting Co. Ltd. Class A	300	2,316
Health & Happiness H&H International Holdings Ltd.	47,500	73,605
Hello Group, Inc. ADR	3,164	21,990
Henan Shenhuo Coal & Power Co. Ltd. Class A	3,700	8,730
Hengan International Group Co. Ltd.	8,500	31,622
Hope Education Group Co. Ltd. (a) (c)	38,000	1,752
Huafon Chemical Co. Ltd. Class A	9,400	8,858
Huagong Tech Co. Ltd. Class A	4,100	17,136
Huaneng Power International, Inc. Class H (a)	170,000	90,132
Huangshan Tourism Development Co. Ltd. Class B (a)	10,100	7,262
Hubei Feilihua Quartz Glass Co. Ltd. Class A	1,600	8,215
HUYA, Inc. ADR (a)	6,858	25,100
Hygeia Healthcare Holdings Co. Ltd. (b) (c)	1,200	5,425
iDreamSky Technology Holdings Ltd. (a) (b) (c)	25,600	7,573
indie Semiconductor, Inc. Class A (a) (b)	5,028	40,777
Industrial & Commercial Bank of China Ltd. Class H	563,000	275,424
INESA Intelligent Tech, Inc. Class B	23,400	12,145
Ingenic Semiconductor Co. Ltd. Class A	1,700	15,435
Innovent Biologics, Inc. (a) (c)	8,000	43,798
iQIYI, Inc. ADR (a)	10,978	53,573
Isoftstone Information Technology Group Co. Ltd. Class A (a)	700	4,542
JA Solar Technology Co. Ltd. Class A	3,528	10,266
JD Health International, Inc. (a) (b) (c)	1,150	5,758
JD.com, Inc. Class A	19,223	276,951
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,100	55,455
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	600	9,260
Jiangsu Yangnong Chemical Co. Ltd. Class A	910	8,067
Jiangsu Yoke Technology Co. Ltd. Class A	800	6,261
Jinan Acetate Chemical Co. Ltd.	1,192	30,994

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Jinchuan Group International Resources Co. Ltd. (b)	28,000	$2,331
JinkoSolar Holding Co. Ltd. ADR (b)	2,215	81,822
Jinxin Fertility Group Ltd. (a) (b) (c)	4,500	1,931
JiuGui Liquor Co. Ltd. Class A	1,400	14,382
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (a)	900	3,552
JOYY, Inc. ADR	475	18,857
Juewei Food Co. Ltd. Class A	900	3,395
Kangji Medical Holdings Ltd. (b)	5,000	4,476
Kanzhun Ltd. ADR	2,483	41,243
KE Holdings, Inc. ADR	4,830	78,294
Kingdee International Software Group Co. Ltd. (a) (b)	12,000	17,488
Kingnet Network Co. Ltd. Class A	15,500	24,315
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	9,353	35,354
Kuaishou Technology (a) (c)	16,400	111,209
Kuang-Chi Technologies Co. Ltd. Class A (a)	16,500	34,248
Kunlun Tech Co. Ltd. Class A (a)	3,100	16,282
Kweichow Moutai Co. Ltd. Class A	700	169,677
Lenovo Group Ltd.	34,000	47,548
Li Auto, Inc. ADR (a) (b)	30	1,123
Li Auto, Inc. Class A (a)	14,204	267,580
Li Ning Co. Ltd.	42,500	113,753
Lifetech Scientific Corp. (a)	12,000	3,611
Lingyi iTech Guangdong Co. Class A	11,700	11,107
Longfor Group Holdings Ltd. (b) (c)	8,931	14,297
Luzhou Laojiao Co. Ltd. Class A	600	15,118
Mango Excellent Media Co. Ltd. Class A	2,700	9,555
Maxscend Microelectronics Co. Ltd. Class A	960	19,010
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	4,300	3,629
Meitu, Inc. (b) (c)	72,500	33,425
Meituan Class B (a) (c)	43,990	461,389
Microport Scientific Corp. (a) (b)	3,008	3,244
Ming Yuan Cloud Group Holdings Ltd. (a) (b)	23,000	8,483
MINISO Group Holding Ltd. ADR	302	6,161
MMG Ltd. (a)	36,000	10,650
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	17,885	37,676
Security Description	Shares	Value
NetEase, Inc.	20,180	$363,359
New Horizon Health Ltd. (a) (b) (c)	11,500	34,094
New Oriental Education & Technology Group, Inc. (a)	16,310	115,403
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	4,203
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	1,440	8,049
NIO, Inc. ADR (a)	17,730	160,811
Nongfu Spring Co. Ltd. Class H (b) (c)	18,000	104,078
NXP Semiconductors NV	243	55,812
Ocumension Therapeutics (a) (c)	21,000	17,965
Ovctek China, Inc. Class A	2,900	9,196
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	10,100	4,652
PDD Holdings, Inc. ADR (a)	5,399	789,928
Peijia Medical Ltd. (a) (c)	55,000	52,052
People.cn Co. Ltd. Class A	3,800	14,932
PetroChina Co. Ltd. Class H	164,000	108,373
Pharmaron Beijing Co. Ltd. Class A	2,925	11,904
PICC Property & Casualty Co. Ltd. Class H	193,788	230,306
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	1,100	2,502
Ping An Insurance Group Co. of China Ltd. Class H	48,500	219,564
Postal Savings Bank of China Co. Ltd. Class H (c)	68,000	32,482
Prosus NV	20,937	624,111
Q Technology Group Co. Ltd. (a) (b)	18,000	10,235
Qifu Technology, Inc. ADR	302	4,778
Qingdao Ainnovation Technology Group Co. Ltd. Class H (a) (b) (c)	700	831
Raytron Technology Co. Ltd. Class A	7,790	48,377
RLX Technology, Inc. ADR (b)	29,069	58,138
Sangfor Technologies, Inc. Class A (a)	2,200	22,335
SG Micro Corp. Class A	195	2,438
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,600	6,689
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	14,188	49,036
Shanghai Baosight Software Co. Ltd. Class A	9,658	66,190
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	16,100	7,197

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai M&G Stationery, Inc. Class A	500	$2,637
Shanghai Moons' Electric Co. Ltd. Class A	3,200	29,593
Shangri-La Asia Ltd. (a)	34,000	23,338
Shanxi Meijin Energy Co. Ltd. Class A (a)	23,100	21,606
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	40,828
Shenghe Resources Holding Co. Ltd. Class A	4,000	5,719
Shengyi Technology Co. Ltd. Class A	8,800	22,628
Shenzhen Dynanonic Co. Ltd. Class A	320	2,743
Shenzhen Kaifa Technology Co. Ltd. Class A	2,900	6,602
Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,600	6,101
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	31,848
Shenzhen SC New Energy Technology Corp. Class A	2,400	24,945
Shenzhen Sunlord Electronics Co. Ltd. Class A	3,000	11,380
Shenzhou International Group Holdings Ltd.	7,700	79,282
Shimao Services Holdings Ltd. (a) (b) (c)	14,000	2,134
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	5,521
Sichuan Swellfun Co. Ltd. Class A	1,400	11,555
Silergy Corp.	1,000	16,292
Skshu Paint Co. Ltd. Class A	1,708	11,420
Smoore International Holdings Ltd. (b) (c)	12,000	9,989
StarPower Semiconductor Ltd. Class A	100	2,542
Sun King Technology Group Ltd. (a) (b)	162,000	26,970
Sunac Services Holdings Ltd. (b) (c)	29,257	7,006
Sunny Optical Technology Group Co. Ltd.	8,000	72,587
Suzhou TFC Optical Communication Co. Ltd. Class A	2,000	25,706
TAL Education Group ADR (a)	11,233	141,873
Tencent Holdings Ltd.	63,200	2,376,308
Tencent Music Entertainment Group ADR (a)	1,802	16,236
Thunder Software Technology Co. Ltd. Class A	400	4,497
Tianshan Aluminum Group Co. Ltd. Class A	3,500	2,954
Tongdao Liepin Group (a)	33,600	24,828
Security Description	Shares	Value
Topchoice Medical Corp. Class A (a)	200	$2,147
Trip.com Group Ltd. (a)	8,896	316,260
Triumph New Energy Co. Ltd. Class H (a) (b)	6,000	3,266
Tsingtao Brewery Co. Ltd. Class A	2,800	29,394
Tuya, Inc. ADR (a)	14,972	34,436
Up Fintech Holding Ltd. ADR (a)	6,612	29,225
Venus MedTech Hangzhou, Inc. Class H (a) (c)	18,000	12,955
Vipshop Holdings Ltd. ADR (a)	7,145	126,895
Viva Biotech Holdings (a) (c)	29,500	3,967
Vnet Group, Inc. ADR (a) (b)	3,752	10,768
Walvax Biotechnology Co. Ltd. Class A	8,000	26,413
Weihai Guangwei Composites Co. Ltd. Class A	640	2,397
Weimob, Inc. (a) (b) (c)	86,000	31,719
Western Superconducting Technologies Co. Ltd. Class A	1,654	12,364
Will Semiconductor Co. Ltd. Shanghai Class A	810	12,139
Wuhan Guide Infrared Co. Ltd. Class A	30,470	31,238
Wuliangye Yibin Co. Ltd. Class A	1,200	23,646
WUS Printed Circuit Kunshan Co. Ltd. Class A	9,640	29,946
WuXi AppTec Co. Ltd. Class A	1,100	11,240
Wuxi Biologics Cayman, Inc. (a) (c)	34,500	130,780
XD, Inc. (a)	10,000	13,063
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c)	9,500	2,993
Xiamen Tungsten Co. Ltd. Class A	4,800	11,581
Xiaomi Corp. Class B (a) (c)	134,800	269,305
Xinyi Solar Holdings Ltd.	2,000	1,168
XPeng, Inc. ADR (a)	60	875
XPeng, Inc. Class A (a) (b)	14,744	107,060
Yadea Group Holdings Ltd. (b) (c)	10,000	17,570
Yankuang Energy Group Co. Ltd. Class H (b)	51,000	96,924
Yeahka Ltd. (a) (b)	6,400	12,065
Yidu Tech, Inc. (a) (c)	7,700	4,990
Yifeng Pharmacy Chain Co. Ltd. Class A	840	4,723
Yihai International Holding Ltd. (b)	4,000	6,352
Yintai Gold Co. Ltd. Class A	4,300	9,058
YongXing Special Materials Technology Co. Ltd. Class A	1,040	7,626
Youdao, Inc. ADR (a) (b)	5,322	20,969

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Yum China Holdings, Inc.	6,424	$272,570
Yutong Bus Co. Ltd. Class A	10,000	18,608
Zai Lab Ltd. ADR (a) (b)	1,542	42,143
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	18,700	13,551
Zhejiang Dingli Machinery Co. Ltd. Class A	1,900	13,654
Zhejiang Leapmotor Technology Co. Ltd. (a) (b) (c)	3,500	16,002
Zhejiang Supor Co. Ltd. Class A	600	4,467
Zhihu, Inc. (a)	6,600	12,222
Zhongji Innolight Co. Ltd. Class A	1,900	30,128
Zijin Mining Group Co. Ltd. Class A	8,600	15,049
Zijin Mining Group Co. Ltd. Class H	124,000	201,994
Zonqing Environmental Ltd. (a)	4,000	12,576
ZTO Express Cayman, Inc. ADR	2,484	52,859
		18,046,748
COLOMBIA — 0.0% (e)
Bancolombia SA ADR	1,073	33,016
COSTA RICA — 0.0% (e)
Establishment Labs Holdings, Inc. (a) (b)	251	6,498
DENMARK — 0.7%
Ambu AS Class B (a)	587	9,151
AP Moller - Maersk AS Class B	209	375,982
Chemometec AS	659	37,890
D/S Norden AS	587	27,922
Danske Bank AS	10,642	284,487
DFDS AS	251	8,294
DSV AS	1,856	326,048
Novo Nordisk AS Class B	32,298	3,341,148
Vestas Wind Systems AS (a)	4,537	144,077
Zealand Pharma AS (a)	4,304	238,021
		4,793,020
EGYPT — 0.0% (e)
Cleopatra Hospital (a)	75,478	6,809
FINLAND — 0.3%
Fortum OYJ	8,273	119,352
Mandatum OYJ (a)	5,814	26,139
Metso OYJ	21,211	214,860
Musti Group OYJ	2,210	63,766
Nokia OYJ	51,252	172,791
Nordea Bank Abp (f)	34,389	425,587
Nordea Bank Abp (f)	583	7,230
Sampo OYJ Class A	5,814	254,393
UPM-Kymmene OYJ	18,849	709,182
Valmet OYJ (b)	2,600	74,990
Wartsila OYJ Abp	16,814	243,778
		2,312,068
Security Description	Shares	Value
FRANCE — 2.4%
Accor SA	10,328	$394,745
Air Liquide SA	1,478	287,546
Airbus SE	4,212	650,367
Alstom SA (b)	10,182	136,995
AXA SA	19,944	649,698
BNP Paribas SA	10,570	730,810
Bouygues SA	6,055	228,217
Capgemini SE	5,613	1,170,326
Carrefour SA	13,666	250,068
CGG SA (a)	14,952	9,877
Credit Agricole SA	23,025	326,885
Danone SA	6,164	399,556
Engie SA	10,174	178,898
EssilorLuxottica SA	4,894	981,758
Euroapi SA (a)	414	2,621
Fnac Darty SA (b)	5,305	161,155
Forvia SE (a) (b)	185	4,222
Hermes International SCA	18	38,153
Kering SA	1,223	539,044
L'Oreal SA	2,361	1,175,331
LVMH Moet Hennessy Louis Vuitton SE	1,961	1,589,138
Orange SA	29,043	330,577
Pernod Ricard SA	2,840	501,169
Publicis Groupe SA	5,902	547,650
Renault SA	7,037	286,878
Societe Generale SA	9,301	246,841
Sodexo SA	5,911	650,478
Technip Energies NV	1,282	29,966
TotalEnergies SE	17,610	1,198,298
Unibail-Rodamco-Westfield CDI (a)	13,448	49,552
Unibail-Rodamco-Westfield REIT (a)	1,806	133,505
Valneva SE (a) (b)	1,547	8,066
Veolia Environnement SA	21,203	668,929
Vinci SA	8,642	1,085,424
Vivendi SE	21,897	234,048
Voltalia SA (a) (b)	1,476	16,989
		15,893,780
GEORGIA — 0.0% (e)
TBC Bank Group PLC	396	14,286
GERMANY — 1.9%
adidas AG	3,314	674,175
AIXTRON SE	3,083	131,662
Allianz SE	4,239	1,132,958
BASF SE	7,654	412,435
Bayer AG	9,909	368,113
Commerzbank AG	6,922	82,275
CompuGroup Medical SE & Co. KGaA	9,744	407,945
CropEnergies AG	4,349	55,247
Daimler Truck Holding AG	5,323	200,039
Datagroup SE	485	30,752

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Deutsche Bank AG	14,106	$192,658
Deutsche Boerse AG	3,677	757,526
Deutsche Lufthansa AG (a)	39,907	354,782
Deutsche Post AG	18,293	906,401
Deutsche Telekom AG	30,202	725,638
E.ON SE	18,938	254,176
Eckert & Ziegler Strahlen- und Medizintechnik AG	287	13,094
Elmos Semiconductor SE	1,708	139,619
Encavis AG (a)	1,727	29,742
flatexDEGIRO AG (a)	3,565	43,988
Fresenius Medical Care AG	1,872	78,498
HelloFresh SE (a)	2,588	40,910
Mercedes-Benz Group AG	10,508	726,059
Merck KGaA	2,879	458,280
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,281	945,142
Orion SA	100	2,773
Puma SE	986	55,026
RWE AG	6,321	287,539
Salzgitter AG	5,526	170,920
SAP SE	9,289	1,431,218
Siemens AG	7,534	1,414,148
Siemens Energy AG (a)	3,738	49,550
thyssenkrupp AG	11,862	82,708
Verbio Vereinigte Bioenergie AG	2,639	87,105
Volkswagen AG	1,410	184,493
Volkswagen AG Preference Shares	1,529	188,831
		13,116,425
GHANA — 0.0% (e)
Kosmos Energy Ltd. (a)	23,865	160,134
Tullow Oil PLC (a) (b)	4,946	2,454
		162,588
GREECE — 0.0% (e)
Piraeus Financial Holdings SA (a)	3,471	12,270
GUATEMALA — 0.0% (e)
Millicom International Cellular SA SDR (a)	1,368	24,468
HONG KONG — 0.6%
AIA Group Ltd.	94,200	820,935
Bank of East Asia Ltd.	61,397	75,797
Citychamp Watch & Jewellery Group Ltd. (a)	34,000	5,007
CK Asset Holdings Ltd.	50,270	252,362
C-Mer Eye Care Holdings Ltd. (a)	26,000	11,454
Cosmopolitan International Holdings Ltd. (a) (b)	25,800	10,111
Cowell e Holdings, Inc. (a) (b)	1,000	2,952
Futu Holdings Ltd. ADR (a)	788	43,048
Hang Lung Properties Ltd.	98,000	136,548
Security Description	Shares	Value
Henderson Land Development Co. Ltd.	18,910	$58,242
Hong Kong Exchanges & Clearing Ltd.	14,168	486,265
Link REIT	71,350	400,676
Melco International Development Ltd. (a)	4,000	2,802
Melco Resorts & Entertainment Ltd. ADR (a)	486	4,311
New World Development Co. Ltd.	32,383	50,263
Prudential PLC	31,259	353,540
Sa Sa International Holdings Ltd. (a)	26,000	3,363
Sino Biopharmaceutical Ltd.	83,500	37,106
Stella International Holdings Ltd.	14,000	16,513
Sun Hung Kai Properties Ltd.	75,753	819,274
Swire Pacific Ltd. Class A	8,500	71,953
Techtronic Industries Co. Ltd.	500	5,958
Vitasoy International Holdings Ltd.	8,000	7,971
Viva Goods Company Ltd. (a)	56,000	6,455
Yue Yuen Industrial Holdings Ltd.	3,000	3,319
		3,686,225
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	10,374	84,730
Richter Gedeon Nyrt	11,550	292,083
		376,813
INDIA — 1.9%
Aarti Drugs Ltd.	7,396	43,480
Aarti Pharmalabs Ltd. (a)	2,656	16,101
Aavas Financiers Ltd. (a)	821	15,117
Action Construction Equipment Ltd.	1,357	13,521
Adani Green Energy Ltd. (a)	2,324	44,601
Adani Power Ltd. (a)	4,689	29,592
Advanced Enzyme Technologies Ltd.	18,005	81,215
Affle India Ltd. (a)	585	9,182
AGI Greenpac Ltd.	1,661	16,490
Akzo Nobel India Ltd.	1,584	49,634
Alkyl Amines Chemicals	8,006	243,965
Alok Industries Ltd. (a)	216,364	55,512
Amber Enterprises India Ltd. (a)	3,563	134,250
APL Apollo Tubes Ltd.	3,790	69,994
Aptus Value Housing Finance India Ltd.	5,426	20,849
AstraZeneca Pharma India Ltd.	344	22,847
Avalon Technologies Ltd. (a) (c)	774	5,126
Axis Bank Ltd.	695	9,206
Bayer CropScience Ltd.	94	6,271
BEML Ltd.	29	986
Birlasoft Ltd.	27,850	241,321

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Blue Star Ltd.	856	$9,742
Brightcom Group Ltd. (a)	57,692	13,415
Can Fin Homes Ltd.	8,450	78,967
CE Info Systems Ltd.	4,359	101,896
Central Depository Services India Ltd.	6,595	144,591
Cera Sanitaryware Ltd.	89	8,393
Chemplast Sanmar Ltd. (a)	2,621	15,747
City Union Bank Ltd.	14,523	26,004
Data Patterns India Ltd.	1,281	28,651
Digidrive Distributors Ltd. (a)	216	350
Dixon Technologies India Ltd.	6,628	523,044
Dr Reddy's Laboratories Ltd. ADR	12,972	902,592
Easy Trip Planners Ltd.	10,496	5,089
Elecon Engineering Co. Ltd.	2,409	26,835
Electrosteel Castings Ltd.	23,758	31,605
EPL Ltd.	26,116	63,365
Equitas Small Finance Bank Ltd. (c)	56,286	71,360
Fineotex Chemical Ltd.	1,823	7,915
Galaxy Surfactants Ltd.	148	4,937
Garden Reach Shipbuilders & Engineers Ltd.	1,603	16,822
Garware Technical Fibres Ltd.	1,362	55,093
GE T&D India Ltd. (a)	612	3,702
Genus Power Infrastructures Ltd.	6,259	17,450
Godawari Power & Ispat Ltd.	2,240	20,373
Godfrey Phillips India Ltd.	3,040	77,041
Gokaldas Exports Ltd.	829	8,228
Granules India Ltd.	13,619	66,357
Graphite India Ltd.	914	6,043
Greaves Cotton Ltd.	5,779	10,553
Gujarat Pipavav Port Ltd.	4,998	9,193
HBL Power Systems Ltd.	4,216	22,110
HDFC Bank Ltd.	25,415	522,036
HEG Ltd.	1,000	22,933
HeidelbergCement India Ltd.	15,967	44,650
HFCL Ltd.	5,208	5,267
Himadri Speciality Chemical Ltd.	7,207	26,805
Hindustan Copper Ltd.	10,100	33,214
Hindware Home Innovation Ltd.	829	5,070
Home First Finance Co. India Ltd. (c)	4,378	48,934
ICICI Bank Ltd. ADR	45,594	1,086,961
IIFL Finance Ltd.	1,210	8,698
Indiabulls Housing Finance Ltd.	23,219	60,479
IndiaMart InterMesh Ltd. (c)	1,702	55,672
Indigo Paints Ltd.	3,603	64,536
Indo Count Industries Ltd.	6,323	23,392
Infibeam Avenues Ltd.	22,068	5,702
Infosys Ltd. ADR (b)	58,417	1,073,704
Intellect Design Arena Ltd.	5,409	54,380
ION Exchange India Ltd.	26	176
Jai Corp. Ltd.	5,156	24,069
Security Description	Shares	Value
Jaiprakash Power Ventures Ltd. (a)	234,856	$39,371
Jammu & Kashmir Bank Ltd.	56,547	83,583
JB Chemicals & Pharmaceuticals Ltd.	7,930	154,824
Jio Financial Services Ltd. (a)	10,432	29,204
Jubilant Ingrevia Ltd.	1,626	9,938
Jupiter Wagons Ltd.	2,710	10,387
Just Dial Ltd. (a)	2,147	20,698
Jyothy Labs Ltd.	16,836	96,892
Karnataka Bank Ltd.	24,798	69,748
Karur Vysya Bank Ltd.	78,585	159,505
Kaveri Seed Co. Ltd.	743	5,470
Kaynes Technology India Ltd. (a)	469	14,713
Kirloskar Ferrous Industries Ltd.	1,883	12,536
Larsen & Toubro Ltd. GDR	19,455	828,783
Laurus Labs Ltd. (c)	18,634	96,334
LIC Housing Finance Ltd.	6,567	42,308
Lloyds Engineering Works Ltd.	70,993	35,320
Mahindra & Mahindra Ltd. GDR	15,082	318,230
Mahindra Lifespace Developers Ltd.	1,027	6,707
Mrs Bectors Food Specialities Ltd.	571	7,672
MTAR Technologies Ltd. (a)	725	19,240
Nava Ltd.	3,112	16,390
Navin Fluorine International Ltd.	1,854	85,849
Nazara Technologies Ltd. (a)	7,974	82,089
NESCO Ltd.	6,863	72,800
Network18 Media & Investments Ltd. (a)	25,640	26,914
Newgen Software Technologies Ltd.	269	5,050
NOCIL Ltd.	6,745	22,173
Olectra Greentech Ltd.	5,486	88,790
Orient Cement Ltd.	9,311	28,096
Orient Electric Ltd.	3,932	10,724
Orissa Minerals Development Co. Ltd. (a)	59	5,030
Patel Engineering Ltd. (a)	48,505	35,061
PNB Housing Finance Ltd. (a) (c)	7,641	71,691
PNC Infratech Ltd.	1,640	6,926
Poly Medicure Ltd.	948	16,973
Pricol Ltd. (a)	378	1,725
Prism Johnson Ltd. (a)	10,540	23,274
Procter & Gamble Health Ltd.	67	3,984
PVR Inox Ltd. (a)	533	10,627
Quess Corp. Ltd. (a) (c)	3,162	19,871
Radico Khaitan Ltd.	1,022	20,366
Rallis India Ltd.	16,711	50,175
Ramco Cements Ltd.	537	6,585
Rategain Travel Technologies Ltd. (a)	11,653	101,919

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Ratnamani Metals & Tubes Ltd.	3,312	$133,861
RattanIndia Enterprises Ltd. (a)	84,784	77,689
RBL Bank Ltd. (c)	7,831	26,284
Reliance Industries Ltd.	10,972	340,834
Reliance Industries Ltd. GDR (c)	15,444	965,250
Reliance Infrastructure Ltd. (a)	2,762	6,964
Reliance Power Ltd. (a)	114,344	32,017
Restaurant Brands Asia Ltd. (a)	5,892	7,916
Rossari Biotech Ltd.	4,105	39,423
Route Mobile Ltd.	3,226	61,972
Safari Industries India Ltd.	1,508	35,362
Sapphire Foods India Ltd. (a)	450	7,685
Saregama India Ltd.	1,082	4,820
Sharda Cropchem Ltd.	1,050	5,713
Shivalik Bimetal Controls Ltd.	970	6,418
Shree Renuka Sugars Ltd. (a)	30,412	17,232
South Indian Bank Ltd.	182,084	58,424
State Bank of India GDR	8,630	666,236
Sumitomo Chemical India Ltd.	1,002	4,865
Sun Pharma Advanced Research Co. Ltd. (a)	3,440	11,856
Supreme Industries Ltd.	378	20,636
Suzlon Energy Ltd. (a)	42,866	19,678
Symphony Ltd.	2,626	27,644
Tanla Platforms Ltd.	10,848	142,702
Tata Motors Ltd.	8,237	77,204
Tata Teleservices Maharashtra Ltd. (a)	11,807	13,004
TD Power Systems Ltd.	11,345	35,454
TeamLease Services Ltd. (a)	1,155	44,389
Texmaco Rail & Engineering Ltd.	2,971	6,111
Tilaknagar Industries Ltd.	4,471	12,946
Titagarh Rail System Ltd.	328	4,113
TV18 Broadcast Ltd. (a)	26,511	16,089
Usha Martin Ltd.	4,685	16,690
Vaibhav Global Ltd.	10,680	50,933
V-Guard Industries Ltd.	11,193	39,324
VIP Industries Ltd.	694	4,984
Voltamp Transformers Ltd.	354	27,739
Whirlpool of India Ltd.	258	4,238
Wipro Ltd. ADR (b)	73,543	409,635
Wonderla Holidays Ltd.	889	9,007
Yes Bank Ltd. (a)	27,213	7,015
Zen Technologies Ltd.	3,729	35,608
Zomato Ltd. (a)	10,244	15,228
		13,099,138
INDONESIA — 0.3%
Astra International Tbk. PT	316,400	116,104
Bank Central Asia Tbk. PT	1,360,000	830,292
Bank Mandiri Persero Tbk. PT	830,800	326,449
Bank Rakyat Indonesia Persero Tbk. PT	1,069,899	397,816
Berkah Beton Sadaya Tbk. PT (a)	102,410	333
Security Description	Shares	Value
GoTo Gojek Tokopedia Tbk. PT (a)	945,100	$5,279
Nickel Industries Ltd.	6,201	2,941
Telkom Indonesia Persero Tbk. PT	1,236,100	317,113
		1,996,327
IRELAND — 0.1%
Cairn Homes PLC	147,861	215,928
Cimpress PLC (a)	510	40,826
Glenveagh Properties PLC (a) (c)	20,691	27,885
Keywords Studios PLC	738	15,636
Prothena Corp. PLC (a)	2,875	104,477
		404,752
ISRAEL — 0.2%
Bank Hapoalim BM	42,753	385,987
Bank Leumi Le-Israel BM	102,793	830,988
Global-e Online Ltd. (a)	404	16,011
Isracard Ltd.	2,364	8,431
JFrog Ltd. (a)	709	24,538
Nano Dimension Ltd. ADR (a)	6,542	15,701
Nano-X Imaging Ltd. (a) (b)	2,043	13,014
NeoGames SA (a)	714	20,442
SimilarWeb Ltd. (a)	100	533
Taboola.com Ltd. (a)	6,174	26,733
Teva Pharmaceutical Industries Ltd. ADR (a)	6,554	68,424
Wix.com Ltd. (a)	205	25,219
		1,436,021
ITALY — 0.6%
Assicurazioni Generali SpA	17,884	377,430
Enel SpA	78,973	587,109
Eni SpA	27,189	460,967
Ferrari NV	1,462	492,897
FinecoBank Banca Fineco SpA	14,349	215,331
Intesa Sanpaolo SpA	142,504	416,132
Italgas SpA	7,379	42,223
Iveco Group NV (a)	1,754	15,783
MFE-MediaForEurope NV Class A (b)	14,010	36,493
MFE-MediaForEurope NV Class B (b)	14,010	50,561
Moncler SpA	3,689	226,980
Prysmian SpA	5,374	244,401
Saipem SpA (a)	146	237
Snam SpA	32,183	165,490
Telecom Italia SpA (a) (b)	332,937	108,201
Terna - Rete Elettrica Nazionale	27,862	232,495
UniCredit SpA	18,882	512,377
		4,185,107
JAPAN — 5.8%
Abalance Corp. (b)	300	6,990

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Advance Logistics Investment Corp. REIT	6	$5,397
Advantest Corp.	2,000	68,052
Airtrip Corp. (b)	800	10,509
Aisin Corp.	1,700	59,484
Appier Group, Inc. (a)	2,600	34,118
ARCLANDS Corp.	2,431	28,969
Asahi Group Holdings Ltd.	1,700	63,403
Asahi Kasei Corp.	63,400	467,248
Asahi Yukizai Corp.	900	24,227
Asics Corp.	500	15,669
Astellas Pharma, Inc.	24,600	294,195
Base Co. Ltd.	100	2,617
BayCurrent Consulting, Inc.	3,000	105,355
Bengo4.com, Inc. (a) (b)	2,200	67,960
Bridgestone Corp. (b)	1,700	70,421
Canon, Inc. (b)	1,700	43,652
Cellebrite DI Ltd. (a) (b)	4,374	37,879
Change Holdings, Inc. (b)	4,000	40,289
Comture Corp.	400	5,246
Credit Saison Co. Ltd.	14,400	265,518
Curves Holdings Co. Ltd.	3,000	13,874
CYBERDYNE, Inc. (a) (b)	8,900	14,141
Cybozu, Inc. (b)	9,900	153,086
Daiichi Sankyo Co. Ltd.	25,200	692,115
Daikin Industries Ltd.	1,700	277,163
Daiwa Securities Group, Inc.	45,900	309,006
Demae-Can Co. Ltd. (a) (b)	5,900	21,009
Denso Corp.	40,800	615,560
Digital Arts, Inc.	100	3,639
Dip Corp.	600	13,662
eGuarantee, Inc.	900	13,074
Eisai Co. Ltd.	1,700	85,036
Elan Corp.	4,200	33,247
EM Systems Co. Ltd. (b)	19,900	98,385
en Japan, Inc.	200	3,866
ENEOS Holdings, Inc.	24,000	95,401
eRex Co. Ltd. (b)	800	4,432
euglena Co. Ltd. (a) (b)	1,700	8,405
Fast Retailing Co. Ltd.	1,600	397,106
Financial Partners Group Co. Ltd.	1,700	20,282
Freee KK (a) (b)	2,900	62,842
FUJIFILM Holdings Corp.	13,900	835,400
Fujio Food Group, Inc. (a) (b)	2,000	19,974
Fujitsu Ltd.	1,700	256,543
Fukui Computer Holdings, Inc.	300	5,362
FULLCAST Holdings Co. Ltd.	1,400	18,203
GMO Financial Gate, Inc.	400	29,678
GNI Group Ltd. (a)	2,700	54,199
Hitachi Ltd.	10,100	728,593
Hokuhoku Financial Group, Inc.	10,000	108,065
Honda Motor Co. Ltd.	22,700	236,049
Hoya Corp.	6,200	775,110
I'll, Inc. (b)	706	16,000
Infomart Corp. (b)	3,400	11,962
Security Description	Shares	Value
Insource Co. Ltd.	4,000	$25,082
Internet Initiative Japan, Inc.	400	8,183
Ispace, Inc. (a)	100	650
Ito En Ltd.	100	3,037
ITOCHU Corp. (b)	9,200	376,340
Japan Display, Inc. (a) (b)	69,300	10,323
Japan Elevator Service Holdings Co. Ltd.	400	6,634
Japan Tobacco, Inc. (b)	9,100	235,278
JFE Holdings, Inc.	14,400	223,436
JMDC, Inc.	1,300	39,310
JSR Corp.	10,100	287,998
JTOWER, Inc. (a)	700	24,826
Kajima Corp.	24,500	409,521
Kamigumi Co. Ltd.	28,300	675,683
Kansai Electric Power Co., Inc.	10,000	132,785
Kao Corp.	1,700	69,939
Kappa Create Co. Ltd. (a)	1,900	22,965
Kasumigaseki Capital Co. Ltd.	100	6,356
KDDI Corp.	38,900	1,237,803
KeePer Technical Laboratory Co. Ltd.	1,100	54,384
Keyence Corp.	1,200	528,756
KFC Holdings Japan Ltd.	200	4,355
Kobe Steel Ltd.	9,700	125,533
Komatsu Ltd.	10,000	261,597
Konica Minolta, Inc. (a) (b)	24,200	70,859
Koshidaka Holdings Co. Ltd.	1,500	11,576
Krosaki Harima Corp.	200	16,655
Kyocera Corp.	99,200	1,448,103
Lasertec Corp.	200	52,731
Leopalace21 Corp. (a)	9,300	28,234
Link & Motivation, Inc. (b)	5,100	20,150
LITALICO, Inc.	300	4,388
M&A Capital Partners Co. Ltd. (b)	400	6,900
M&A Research Institute Holdings, Inc. (a)	600	19,045
M3, Inc.	1,000	16,548
Makita Corp.	10,100	278,685
Management Solutions Co. Ltd.	1,300	31,767
Marubeni Corp.	47,000	742,939
Marui Group Co. Ltd.	24,500	410,911
Mebuki Financial Group, Inc.	58,500	177,973
Medley, Inc. (a)	2,400	74,904
Menicon Co. Ltd. (b)	2,200	36,656
Mirai Corp. REIT	389	119,890
Mirai Industry Co. Ltd.	400	9,250
Mitsubishi Chemical Group Corp.	24,300	148,923
Mitsubishi Corp.	30,000	479,536
Mitsubishi Electric Corp.	63,300	897,551
Mitsubishi UFJ Financial Group, Inc.	111,700	959,885
Mitsui & Co. Ltd.	10,000	375,798
Mitsuuroko Group Holdings Co. Ltd.	1,500	16,885

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Money Forward, Inc. (a)	1,400	$42,920
Monogatari Corp. (b)	1,800	56,050
MS&AD Insurance Group Holdings, Inc.	10,000	393,389
Murata Manufacturing Co. Ltd.	70,800	1,503,081
NEC Corp.	200	11,846
Nexon Co. Ltd. (b)	300	5,468
NIDEC Corp.	100	4,040
Nihon M&A Center Holdings, Inc.	2,500	13,791
Nintendo Co. Ltd.	8,000	417,591
Nippon Carbon Co. Ltd. (b)	2,400	74,649
Nippon Paint Holdings Co. Ltd.	1,800	14,555
Nippon Pillar Packing Co. Ltd.	200	6,320
Nippon Steel Corp.	21,700	497,170
Nissan Motor Co. Ltd.	24,200	95,131
Nissan Shatai Co. Ltd.	10,800	70,555
Nitto Denko Corp.	1,700	127,217
Nomura Holdings, Inc.	63,700	288,137
NTT Data Group Corp.	24,500	347,393
Obayashi Corp.	46,300	400,667
Oisix ra daichi, Inc. (a) (b)	1,700	16,424
Olympus Corp.	2,100	30,395
One REIT, Inc. (b)	13	24,455
Oriental Land Co. Ltd.	1,500	55,870
ORIX Corp.	24,300	457,801
Osaka Gas Co. Ltd.	14,400	300,809
Osaka Organic Chemical Industry Ltd. (b)	900	17,326
Outsourcing, Inc. (a) (b)	1,500	18,513
Panasonic Holdings Corp.	22,600	223,868
Pasona Group, Inc.	300	5,622
PeptiDream, Inc. (a) (b)	300	3,163
Pharma Foods International Co. Ltd.	2,400	17,058
PKSHA Technology, Inc. (a) (b)	2,400	57,455
Plus Alpha Consulting Co. Ltd.	900	18,111
Raksul, Inc. (a) (b)	1,400	12,592
Rakus Co. Ltd. (b)	2,000	37,062
Recruit Holdings Co. Ltd.	6,800	287,618
RENOVA, Inc. (a) (b)	1,100	9,277
Resona Holdings, Inc.	39,100	198,717
Riso Kyoiku Co. Ltd.	9,300	14,974
Rohm Co. Ltd.	6,800	130,352
Rorze Corp. (b)	500	53,412
Round One Corp. (b)	1,500	5,937
RS Technologies Co. Ltd. (b)	1,400	29,682
Samty Residential Investment Corp. REIT	242	188,306
SanBio Co. Ltd. (a) (b)	3,200	15,934
Sansan, Inc. (a)	3,700	41,966
Sanyo Denki Co. Ltd.	300	13,342
Secom Co. Ltd.	1,700	122,454
Septeni Holdings Co. Ltd.	1,100	4,112
Seven & i Holdings Co. Ltd.	1,700	67,467
SHIFT, Inc. (a)	400	101,631
Security Description	Shares	Value
Shin-Etsu Chemical Co. Ltd.	8,500	$356,749
SMS Co. Ltd.	900	18,510
Snow Peak, Inc. (b)	1,000	6,561
Socionext, Inc.	500	9,079
SoftBank Group Corp.	18,600	830,258
Sompo Holdings, Inc.	10,100	494,039
Sony Group Corp.	17,500	1,664,598
Sosei Group Corp. (a) (b)	400	4,032
SRE Holdings Corp. (a) (b)	1,100	21,488
Starts Proceed Investment Corp. REIT	7	9,990
Strike Co. Ltd.	600	20,514
Sumitomo Chemical Co. Ltd.	58,100	141,768
Sumitomo Corp.	14,400	314,189
Sumitomo Electric Industries Ltd.	10,100	128,632
Sumitomo Mitsui Financial Group, Inc.	10,100	492,893
Sumitomo Mitsui Trust Holdings, Inc.	3,400	65,260
Suruga Bank Ltd. (b)	1,700	9,394
T&D Holdings, Inc.	24,100	383,005
Takara Holdings, Inc.	1,300	11,425
Takara Leben Real Estate Investment Corp. REIT	57	40,755
Takeda Pharmaceutical Co. Ltd.	1,700	48,885
Tama Home Co. Ltd. (b)	3,300	91,875
TDK Corp.	4,100	195,345
TechMatrix Corp. (b)	1,000	12,427
Teijin Ltd.	14,400	136,513
Terumo Corp.	24,500	803,227
TKP Corp. (a)	1,400	17,855
Toho Titanium Co. Ltd. (b)	1,600	21,518
Tokio Marine Holdings, Inc.	38,800	971,238
Tokushu Tokai Paper Co. Ltd.	2,400	66,988
Tokyo Electron Ltd.	5,100	913,608
Tokyu Corp. (b)	22,900	279,550
TOPPAN Holdings, Inc.	24,600	686,629
Toridoll Holdings Corp.	700	20,124
Towa Corp. (b)	300	15,172
Toyo Gosei Co. Ltd.	600	35,494
Toyo Tanso Co. Ltd.	400	13,576
Toyota Motor Corp.	118,900	2,184,781
Toyota Tsusho Corp.	14,300	842,704
Tri Chemical Laboratories, Inc. (b)	1,200	30,728
Tsuburaya Fields Holdings, Inc. (b)	900	8,120
UT Group Co. Ltd. (a) (b)	1,300	22,537
ValueCommerce Co. Ltd. (b)	1,000	10,406
Vector, Inc.	3,600	28,957
Vision, Inc. (a)	2,400	20,939
Visional, Inc. (a)	200	12,739
WDB Holdings Co. Ltd.	7,000	109,881
WealthNavi, Inc. (a) (b)	600	8,299
Weathernews, Inc.	1,000	38,374

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
West Holdings Corp. (b)	2,210	$48,360
West Japan Railway Co.	1,700	70,916
WingArc1st, Inc.	200	4,362
W-Scope Corp. (a) (b)	1,900	12,062
Yamada Holdings Co. Ltd.	24,100	74,943
Yamaha Corp.	22,900	529,049
YA-MAN Ltd. (b)	2,900	20,694
ZIGExN Co. Ltd.	4,400	16,573
Zuken, Inc.	400	11,463
		39,386,908
JERSEY — 0.0% (e)
Arcadium Lithium PLC CDI (a) (b)	3,324	25,426
KUWAIT — 0.0% (e)
Al Ahli Bank of Kuwait KSCP	40,691	30,858
Gulf Cables & Electrical Industries Group Co. KSCP	1,303	5,556
Jazeera Airways Co. KSCP	6,512	29,439
National Investments Co. KSCP	17,528	13,634
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	21,763	12,254
Warba Bank KSCP	49,833	30,167
		121,908
LUXEMBOURG — 0.0% (e)
ArcelorMittal SA	7,236	205,227
MACAU — 0.0% (e)
Sands China Ltd. (a)	38,800	113,540
MALAYSIA — 0.1%
Carlsberg Brewery Malaysia Bhd. Class B	19,100	80,141
CIMB Group Holdings Bhd.	51,044	64,985
CTOS Digital Bhd.	53,900	16,539
DRB-Hicom Bhd.	79,600	24,079
Fraser & Neave Holdings Bhd.	10,100	61,897
Frontken Corp. Bhd.	61,600	43,435
Greatech Technology Bhd. (a)	7,100	7,417
Hartalega Holdings Bhd. (a)	2,800	1,645
Heineken Malaysia Bhd.	9,100	47,807
Kossan Rubber Industries Bhd.	12,400	4,992
Malayan Banking Bhd.	27,404	53,019
Mega First Corp. Bhd.	41,200	33,086
Pentamaster Corp. Bhd.	18,950	18,971
Public Bank Bhd.	120,700	112,688
Supermax Corp. Bhd.	44,220	9,046
Tenaga Nasional Bhd.	19,800	43,263
Top Glove Corp. Bhd. (a)	37,300	7,306
		630,316
MEXICO — 0.3%
America Movil SAB de CV Class B	483,429	449,330
Cemex SAB de CV Series CPO (a)	223,685	174,621
Security Description	Shares	Value
Fomento Economico Mexicano SAB de CV	49,724	$648,912
Grupo Financiero Banorte SAB de CV Class O	47,816	482,155
Grupo Mexico SAB de CV Class B	75,965	422,474
Grupo Televisa SAB Series CPO	42,237	28,284
Industrias Penoles SAB de CV (a)	2,227	32,645
TF Administradora Industrial S de Real de CV REIT	24,980	53,295
		2,291,716
NETHERLANDS — 1.3%
Adyen NV (a) (c)	74	95,363
Akzo Nobel NV	4,091	338,121
Alfen NV (a) (b) (c)	965	64,258
Argenx SE (a)	496	188,206
ASML Holding NV	4,328	3,259,157
Fastned BV CVA (a)	1,032	30,894
Heineken NV	3,359	341,145
ING Groep NV	34,348	513,211
Koninklijke Ahold Delhaize NV	18,579	533,913
Koninklijke KPN NV	2,950	10,161
Koninklijke Philips NV	16,654	387,897
Pharming Group NV (a) (b)	26,523	30,207
Redcare Pharmacy NV (a) (c)	201	29,220
Shell PLC	65,774	2,156,169
Universal Music Group NV (b)	21,274	606,543
Wolters Kluwer NV	2,649	376,604
		8,961,069
NEW ZEALAND — 0.0% (e)
Auckland International Airport Ltd.	11,234	62,593
Fisher & Paykel Healthcare Corp. Ltd.	5,209	77,834
Spark New Zealand Ltd.	16,695	54,755
		195,182
NORWAY — 0.2%
Aker Carbon Capture ASA (a)	5,883	7,867
Crayon Group Holding ASA (a) (c)	18,007	150,181
DNB Bank ASA	23,396	497,606
FLEX LNG Ltd.	3,217	94,524
FREYR Battery SA (a)	4,200	7,854
Frontline PLC	2,126	42,475
Norsk Hydro ASA	64,752	436,113
Telenor ASA	19,186	220,279
		1,456,899
PERU — 0.0% (e)
Cia de Minas Buenaventura SAA ADR	498	7,589
PHILIPPINES — 0.0% (e)
PLDT, Inc. ADR	1,954	45,782

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
TaskUS, Inc. Class A (a)	971	$12,691
		58,473
POLAND — 0.0% (e)
CCC SA (a)	423	6,579
Jastrzebska Spolka Weglowa SA (a)	544	5,815
ORLEN SA	2,253	37,528
Powszechna Kasa Oszczednosci Bank Polski SA (a)	7,779	99,546
Text SA	248	7,303
		156,771
PUERTO RICO — 0.0% (e)
Liberty Latin America Ltd. Class C (a)	1,258	9,234
RUSSIA — 0.0%
Gazprom PJSC (a) (d)	81,484	—
LUKOIL PJSC (d)	3,048	—
MMC Norilsk Nickel PJSC ADR (a) (d)	827	—
Mobile TeleSystems PJSC ADR (a) (d)	9,679	—
Sberbank of Russia PJSC (d)	79,092	—
Surgutneftegas PJSC Preference Shares ADR (a) (d)	492	—
Tatneft PJSC ADR (a) (d)	4,676	—
		—
SAUDI ARABIA — 0.5%
ACWA Power Co.	616	42,217
Al Jouf Agricultural Development Co.	4,217	55,439
Al Rajhi Bank	2,143	49,718
Al Rajhi Co. for Co-operative Insurance (a)	3,455	65,875
Alamar Foods	599	15,143
Aldrees Petroleum & Transport Services Co.	14,621	689,331
AlKhorayef Water & Power Technologies Co. (a)	2,421	125,246
Alujain Corp. (a)	355	3,758
Amlak International Finance Co.	55,939	205,856
Astra Industrial Group	483	17,027
Bank AlBilad	1,229	14,732
Bawan Co.	2,214	26,450
Catrion Catering Holding Co.	281	9,472
City Cement Co.	9,267	51,994
Eastern Province Cement Co.	1,084	10,970
Electrical Industries Co.	160,132	119,565
Etihad Etisalat Co.	2,305	30,365
Fawaz Abdulaziz Al Hokair & Co. (a)	648	3,041
Halwani Brothers Co. (a)	9,090	122,654
Herfy Food Services Co.	3,286	28,128
Security Description	Shares	Value
Jadwa REIT Saudi Fund	43,509	$153,152
Leejam Sports Co. JSC	4,323	233,096
Maharah Human Resources Co.	2,840	59,223
Methanol Chemicals Co. (a)	6,158	33,007
Middle East Healthcare Co. (a)	597	14,105
Mobile Telecommunications Co. Saudi Arabia	39,384	148,294
Najran Cement Co.	46,409	140,093
National Agriculture Development Co. (a)	8,288	61,663
National Co. for Learning & Education	353	11,277
National Gas & Industrialization Co.	767	13,724
National Medical Care Co.	635	29,532
Northern Region Cement Co.	14,359	40,358
Perfect Presentation For Commercial Services Co. (a)	1,113	7,177
Qassim Cement Co.	393	6,676
Riyad REIT Fund	20,365	47,790
Saudi Arabia Refineries Co.	230	5,495
Saudi Arabian Mining Co. (a)	6,606	77,775
Saudi Ceramic Co.	7,082	51,463
Saudi Co. For Hardware CJSC (a)	4,654	47,595
Saudi Fisheries Co. (a)	14,583	94,109
Saudi Ground Services Co. (a)	644	6,182
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	2,004	20,147
Saudi Research & Media Group (a)	944	42,996
Saudia Dairy & Foodstuff Co.	453	40,226
Sinad Holding Co. (a)	13,268	46,279
Sustained Infrastructure Holding Co.	1,673	13,362
Yamama Cement Co.	9,917	90,840
		3,222,617
SINGAPORE — 0.3%
CapitaLand Ascott Trust REIT	10,535	7,907
CapitaLand Integrated Commercial Trust REIT	20,097	31,385
CapitaLand Investment Ltd.	192,784	461,828
DBS Group Holdings Ltd.	14,397	364,645
Grab Holdings Ltd. Class A (a)	4,961	16,719
Nanofilm Technologies International Ltd.	4,300	2,983
Scilex Holding Co. (a)	1,301	2,654
Sea Ltd. ADR (a)	3,237	131,098
Singapore Exchange Ltd.	122,500	912,876
Singapore Telecommunications Ltd.	58,400	109,353
		2,041,448
SOUTH AFRICA — 0.4%
Anglo American PLC	14,372	361,042

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Discovery Ltd.	69,590	$546,750
FirstRand Ltd.	68,952	277,165
Gold Fields Ltd.	11,717	177,977
Harmony Gold Mining Co. Ltd.	9,512	62,203
Impala Platinum Holdings Ltd. (b)	7,635	38,105
MTN Group Ltd.	25,434	160,636
MultiChoice Group (a)	2,852	12,635
Naspers Ltd. Class N	1,464	250,411
Nedbank Group Ltd.	2,664	31,499
Old Mutual Ltd.	15,651	10,994
Sanlam Ltd.	63,795	253,959
Sasol Ltd.	4,934	49,992
Standard Bank Group Ltd.	16,434	187,008
		2,420,376
SOUTH KOREA — 1.4%
ABLBio, Inc. (a)	1,927	36,807
Advanced Nano Products Co. Ltd.	432	40,453
AfreecaTV Co. Ltd.	169	11,233
Ahnlab, Inc.	601	32,152
Alteogen, Inc. (a)	643	49,177
Ananti, Inc. (a)	1,433	7,266
Asiana Airlines, Inc. (a)	830	7,192
BH Co. Ltd.	3,395	55,753
Bioneer Corp. (a)	779	20,142
CANARIABIO, Inc.	970	3,879
Cellivery Therapeutics, Inc. (a) (d)	2,627	10,219
Celltrion Pharm, Inc. (a)	109	7,803
Celltrion, Inc.	776	121,379
Chunbo Co. Ltd. (a)	47	4,022
Connectwave Co. Ltd. (a)	2,004	23,838
Cosmax, Inc.	89	8,735
CosmoAM&T Co. Ltd. (a)	97	11,094
Cosmochemical Co. Ltd. (a)	634	19,199
Creative & Innovative System (a)	1,922	16,416
CS Wind Corp.	111	6,050
Curexo, Inc. (a)	416	6,011
Daejoo Electronic Materials Co. Ltd.	75	5,031
Dear U Co. Ltd. (a)	733	18,269
Delivery Hero SE (a) (c)	43	1,188
Dentium Co. Ltd.	108	10,985
Devsisters Co. Ltd. (a)	815	30,691
DI Dong Il Corp.	121	2,748
Dongwha Enterprise Co. Ltd. (a)	375	17,791
Dongwon Systems Corp.	127	3,402
Doosan Fuel Cell Co. Ltd. (a)	515	9,277
Doosan Tesna, Inc.	40	1,820
Duk San Neolux Co. Ltd. (a)	2,430	83,962
Ecopro BM Co. Ltd. (a)	351	78,491
Ecopro Co. Ltd. (a)	189	94,948
Ecopro HN Co. Ltd. (a)	342	18,270
Security Description	Shares	Value
E-MART, Inc. (a)	113	$6,721
EMRO, Inc.	566	30,324
EM-Tech Co. Ltd.	302	10,165
Enchem Co. Ltd. (a)	141	8,704
Eo Technics Co. Ltd.	89	10,566
Eoflow Co. Ltd. (a)	358	1,161
Eugene Technology Co. Ltd. (a)	176	5,576
Foosung Co. Ltd.	663	6,167
GC Cell Corp.	1,782	62,956
GemVax & Kael Co. Ltd. (a)	2,226	22,953
Geolit Energy Co. Ltd. (a)	10,326	17,519
Han Kuk Carbon Co. Ltd.	970	8,767
Hana Financial Group, Inc.	1,295	43,639
Hana Micron, Inc.	367	8,307
Hana Technology Co. Ltd. (a)	122	6,517
Hanall Biopharma Co. Ltd. (a)	726	24,972
Hanmi Semiconductor Co. Ltd. (a)	171	8,192
HD Hyundai Electric Co. Ltd.	338	21,573
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	264	24,783
Hite Jinro Co. Ltd.	891	15,566
HLB Life Science Co. Ltd. (a)	607	5,396
HLB, Inc. (a)	697	27,438
HPSP Co. Ltd.	248	8,444
HYBE Co. Ltd.	231	41,881
Hyosung Heavy Industries Corp. (a)	73	9,177
Hyundai Bioscience Co. Ltd. (a)	460	9,322
Hyundai Mobis Co. Ltd.	911	167,643
Hyundai Motor Co.	1,966	310,646
Hyundai Steel Co.	578	16,381
Hyundai Wia Corp.	137	6,925
Iljin Hysolus Co. Ltd. (a)	2,103	43,027
Intellian Technologies, Inc. (a)	394	22,179
ISC Co. Ltd. (a)	156	9,727
ISU Specialty Chemical (a)	56	6,874
IsuPetasys Co. Ltd.	951	21,746
Jusung Engineering Co. Ltd.	251	6,665
JW Pharmaceutical Corp.	4,717	130,204
JYP Entertainment Corp.	136	10,697
Kakao Corp. (a)	287	12,100
Kangwon Energy Co. Ltd. (a)	956	13,287
KB Financial Group, Inc.	4,819	202,429
KG Dongbusteel	608	4,202
KG Mobility Co. (a)	15,436	104,033
Kia Corp.	969	75,239
KMW Co. Ltd. (a)	230	2,213
Koh Young Technology, Inc.	369	4,742
Kolmar BNH Co. Ltd.	1,261	17,565
KoMiCo Ltd.	159	7,963
Korea Electric Power Corp. ADR	3,853	27,934
Korea Electric Terminal Co. Ltd.	443	25,798
KT&G Corp.	1,420	95,813

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Kum Yang Co. Ltd. (a)	643	$54,519
Kyung Dong Navien Co. Ltd.	570	20,890
L&C Bio Co. Ltd.	2,258	50,844
L&F Co. Ltd.	126	19,958
Lake Materials Co. Ltd. (a)	2,551	34,366
LegoChem Biosciences, Inc. (a)	152	7,671
LG Chem Ltd. Preference Shares	1,822	439,974
LG Electronics, Inc.	430	33,989
LG H&H Co. Ltd.	244	67,257
Lotte Chemical Corp.	24	2,855
Lotte Tour Development Co. Ltd. (a)	1,061	7,727
Lunit, Inc. (a)	394	25,055
MedPacto, Inc. (a)	2,085	11,721
Medytox, Inc.	57	10,666
MNTech Co. Ltd. (a)	920	12,665
Myoung Shin Industrial Co. Ltd. (a)	740	10,923
Naturecell Co. Ltd. (a)	3,744	23,227
NAVER Corp.	2,596	451,513
Neowiz (a)	286	5,918
Nexon Games Co. Ltd. (a)	2,295	26,694
NEXTIN, Inc.	608	32,763
NICE Information Service Co. Ltd.	3,206	23,574
NKMax Co. Ltd. (a)	6,826	33,020
OCI Co. Ltd.	21	1,815
Oscotec, Inc. (a)	997	17,844
Park Systems Corp.	155	20,881
People & Technology, Inc. (a)	521	20,389
Peptron, Inc.	279	8,719
PharmaResearch Co. Ltd.	139	11,818
Posco DX Co. Ltd.	607	34,971
POSCO Future M Co. Ltd.	187	52,126
POSCO Holdings, Inc. ADR	7,046	670,145
Posco International Corp.	79	3,828
Posco M-Tech Co. Ltd.	789	18,011
Protec Co. Ltd.	211	7,479
Rainbow Robotics (a)	148	20,225
S&S Tech Corp.	326	11,467
Sam Chun Dang Pharm Co. Ltd.	1,547	92,851
Sam-A Aluminum Co. Ltd.	50	4,131
Sambu Engineering & Construction Co. Ltd. (a)	4,520	8,072
Samsung C&T Corp.	428	43,036
Samsung Electronics Co. Ltd. GDR	1,904	2,852,192
Samsung Engineering Co. Ltd. (a)	965	21,729
Samsung Fire & Marine Insurance Co. Ltd.	234	47,785
Samsung Heavy Industries Co. Ltd. (a)	3,126	18,811
Samsung SDI Co. Ltd.	106	38,848
Security Description	Shares	Value
Samsung Securities Co. Ltd.	752	$22,480
Seegene, Inc.	396	7,041
Seoyon E-Hwa Co. Ltd.	1,617	24,081
SFA Semicon Co. Ltd. (a)	2,403	11,251
Shin Poong Pharmaceutical Co. Ltd. (a)	1,107	11,621
Shinhan Financial Group Co. Ltd.	4,779	148,984
Shinsung Delta Tech Co. Ltd.	468	14,953
Shinsung E&G Co. Ltd. (a)	6,832	10,822
SK Chemicals Co. Ltd.	115	6,009
SK Hynix, Inc.	7,224	793,692
SK Innovation Co. Ltd. (a)	282	30,720
SK oceanplant Co. Ltd. (a)	1,854	28,460
SK, Inc.	276	38,146
Solus Advanced Materials Co. Ltd.	318	6,543
Soulbrain Co. Ltd.	26	6,137
SPG Co. Ltd.	468	13,082
STCUBE (a)	766	7,066
Sungwoo Hitech Co. Ltd.	1,561	11,490
Taihan Electric Wire Co. Ltd. (a)	379	2,966
TCC Steel	303	13,834
TK Corp.	199	2,276
Tokai Carbon Korea Co. Ltd.	87	7,518
Top Material Co. Ltd. (a)	170	7,973
Value Added Technology Co. Ltd.	441	11,385
Vaxcell-Bio Therapeutics Co. Ltd. (a)	1,497	26,095
VT Co. Ltd. (a)	2,259	28,626
Webzen, Inc. (a)	309	3,923
Wemade Co. Ltd. (a)	944	44,638
Won Tech Co. Ltd.	82	594
Wysiwyg Studios Co. Ltd. (a)	4,001	11,774
Youlchon Chemical Co. Ltd.	423	10,412
Young Poong Paper Manufacturing Co. Ltd.	5,403	11,768
Yunsung F&C Co. Ltd. (a)	138	12,108
Zinus, Inc.	11	139
		9,492,080
SPAIN — 0.8%
Acciona SA	4,779	703,707
Acerinox SA	18,847	221,830
ACS Actividades de Construccion y Servicios SA	21,032	933,037
Amadeus IT Group SA	6,293	451,017
Banco Bilbao Vizcaya Argentaria SA	56,103	509,800
Banco Santander SA	134,482	561,466
Distribuidora Internacional de Alimentacion SA (a) (b)	732,004	9,542
Grenergy Renovables SA (a) (b)	229	8,662
Iberdrola SA	64,639	847,559

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Industria de Diseno Textil SA	12,492	$544,106
Repsol SA (b)	10,788	160,283
Telefonica SA	52,775	206,025
		5,157,034
SWEDEN — 0.9%
Alleima AB	3,679	27,971
Assa Abloy AB Class B	21,276	612,871
Atlas Copco AB Class B	68,751	1,019,205
Boozt AB (a) (c)	6,046	81,171
Camurus AB (a)	2,466	131,646
Epiroc AB Class B	19,802	346,609
Evolution AB (c)	3,420	407,976
Fortnox AB	8,714	52,122
Industrivarden AB Class A	267	8,714
MIPS AB	2,204	79,715
Sandvik AB	18,371	397,576
Securitas AB Class B	44,648	436,740
Skandinaviska Enskilda Banken AB Class A	43,401	597,752
Skanska AB Class B	18,788	339,953
SKF AB Class B	13,362	266,899
Stillfront Group AB (a)	18,380	22,196
Svenska Handelsbanken AB Class A	17,562	190,731
Tele2 AB Class B	13,131	112,758
Telefonaktiebolaget LM Ericsson Class B	35,099	219,799
Telia Co. AB	30,202	77,109
Volvo AB Class A	23,241	615,741
Xvivo Perfusion AB (a)	550	17,983
		6,063,237
SWITZERLAND — 1.6%
ABB Ltd.	26,117	1,157,446
Accelleron Industries AG	1,291	40,280
Adecco Group AG	5,079	249,047
Alcon, Inc.	3,437	268,050
Basilea Pharmaceutica AG (a)	652	27,346
Cie Financiere Richemont SA Class A	7,060	970,944
DSM-Firmenich AG	6,548	665,459
Geberit AG	1,961	1,255,841
Givaudan SA	245	1,014,175
Gurit Holding AG Class BR (a)	182	17,645
Kuehne & Nagel International AG	2,353	810,194
Meyer Burger Technology AG (a) (b)	20,776	4,826
Novartis AG	16,832	1,697,299
Sandoz Group AG (a)	3,366	108,221
Sensirion Holding AG (a) (c)	330	32,700
SGS SA	6,100	525,746
Swatch Group AG Bearer Shares	741	201,262
UBS Group AG	41,578	1,289,355
Vetropack Holding AG	87	4,042
Security Description	Shares	Value
Zurich Insurance Group AG	1,215	$634,603
		10,974,481
TAIWAN — 1.8%
Ability Opto-Electronics Technology Co. Ltd.	2,000	11,274
Actron Technology Corp.	3,246	19,620
Adimmune Corp. (a)	16,000	17,282
Advanced Energy Solution Holding Co. Ltd.	1,000	24,535
Advanced Wireless Semiconductor Co. (a)	3,000	12,805
AIC, Inc.	2,000	28,739
Alchip Technologies Ltd.	3,000	320,132
Allied Supreme Corp.	1,000	10,606
Amazing Microelectronic Corp.	8,322	32,810
Andes Technology Corp.	4,000	62,560
AP Memory Technology Corp.	4,000	61,126
AUO Corp. ADR	42,306	251,171
AURAS Technology Co. Ltd.	2,000	22,971
Bank of Kaohsiung Co. Ltd. (a)	439,097	175,264
Bizlink Holding, Inc.	1,034	8,996
Career Technology MFG. Co. Ltd.	12,729	9,208
Century Iron & Steel Industrial Co. Ltd.	4,000	22,743
Chailease Holding Co. Ltd.	4,080	25,657
Channel Well Technology Co. Ltd.	26,000	71,332
Charoen Pokphand Enterprise	5,500	17,222
Chief Telecom, Inc.	3,300	35,161
China General Plastics Corp.	26,000	18,892
China Motor Corp.	11,000	40,501
Chun Yuan Steel Industry Co. Ltd.	20,000	12,186
Chung Hwa Pulp Corp.	14,000	10,743
Chunghwa Telecom Co. Ltd. ADR	16,989	663,760
Co.-Tech Development Corp.	12,000	23,695
CTBC Financial Holding Co. Ltd.	165,000	152,417
CyberPower Systems, Inc.	2,000	13,229
Darfon Electronics Corp.	8,000	14,128
Dynamic Holding Co. Ltd.	7,000	19,729
E Ink Holdings, Inc.	4,000	25,676
EirGenix, Inc. (a)	16,000	52,394
Elite Semiconductor Microelectronics Technology, Inc.	11,000	35,125
Episil Technologies, Inc.	17,090	40,149
Episil-Precision, Inc.	2,017	4,062
Ever Supreme Bio Technology Co. Ltd.	7,147	45,527
Evergreen Marine Corp. Taiwan Ltd.	1,600	7,481
Everlight Chemical Industrial Corp.	60,000	38,318
Faraday Technology Corp.	12,000	139,587

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Fitipower Integrated Technology, Inc.	10,629	$89,180
FocalTech Systems Co. Ltd.	28,000	102,638
Formosa Chemicals & Fibre Corp.	11,000	22,329
Formosa Plastics Corp.	14,000	36,128
Fortune Electric Co. Ltd.	1,000	10,655
Fulgent Sun International Holding Co. Ltd.	5,000	21,749
Genius Electronic Optical Co. Ltd.	1,079	14,784
Global PMX Co. Ltd.	1,000	4,187
Global Unichip Corp.	1,000	56,695
Globalwafers Co. Ltd.	1,000	19,126
Gold Circuit Electronics Ltd.	45,800	325,325
Gudeng Precision Industrial Co. Ltd.	1,049	12,664
Hon Hai Precision Industry Co. Ltd. GDR	98,939	674,764
International Games System Co. Ltd.	8,000	188,723
ITE Technology, Inc.	1,000	4,904
Jentech Precision Industrial Co. Ltd.	3,299	82,662
Johnson Health Tech Co. Ltd.	9,000	20,146
Kaori Heat Treatment Co. Ltd.	2,000	14,532
Kenmec Mechanical Engineering Co. Ltd.	3,000	6,158
Kinsus Interconnect Technology Corp.	8,000	25,988
KMC Kuei Meng International, Inc.	7,000	29,993
Kung Long Batteries Industrial Co. Ltd.	15,000	64,515
L&K Engineering Co. Ltd.	4,000	22,157
LandMark Optoelectronics Corp.	4,000	13,815
Lotus Pharmaceutical Co. Ltd.	3,000	26,588
LuxNet Corp.	7,000	32,844
M31 Technology Corp.	1,100	37,992
MediaTek, Inc.	5,000	165,361
Medigen Vaccine Biologics Corp. (a)	21,303	48,658
Microbio Co. Ltd.	5,275	8,680
Nan Ya Plastics Corp.	16,000	34,669
Nuvoton Technology Corp.	17,000	78,656
O-Bank Co. Ltd.	19,000	6,178
OBI Pharma, Inc. (a)	37,000	83,668
Oneness Biotech Co. Ltd.	1,137	7,206
Orient Semiconductor Electronics Ltd.	21,000	37,292
Oriental Union Chemical Corp.	18,000	11,818
Pan Jit International, Inc.	24,500	53,725
Pegavision Corp.	1,085	14,017
Pharmally International Holding Co. Ltd. (a) (d)	1,282	—
Security Description	Shares	Value
Phihong Technology Co. Ltd. (a)	16,679	$32,010
Polaris Group (a)	8,000	19,706
Quang Viet Enterprise Co. Ltd.	10,000	36,656
Quanta Computer, Inc.	6,000	43,890
RichWave Technology Corp. (a)	17,042	102,173
San Fu Chemical Co. Ltd.	11,000	44,981
Sanyang Motor Co. Ltd.	40,000	93,058
SDI Corp.	8,000	29,586
Sensortek Technology Corp.	1,000	14,125
Shihlin Paper Corp. (a)	20,000	37,471
Shinfox Energy Co. Ltd.	26,000	90,223
Shiny Chemical Industrial Co. Ltd.	1,000	4,382
Sincere Navigation Corp.	82,000	67,731
Speed Tech Corp.	40,000	75,984
Sporton International, Inc.	11,760	92,346
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	7,005
Sunplus Technology Co. Ltd.	3,000	3,358
T3EX Global Holdings Corp.	1,000	2,825
Ta Ya Electric Wire & Cable	4,000	4,497
TaiDoc Technology Corp.	1,000	5,376
Taigen Biopharmaceuticals Holdings Ltd. (a)	84,000	41,602
TaiMed Biologics, Inc. (a)	8,000	21,375
Taiwan Cogeneration Corp.	18,056	23,680
Taiwan Mask Corp.	22,000	50,967
Taiwan Semiconductor Co. Ltd.	40,000	119,255
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	43,388	4,512,352
Taiwan Surface Mounting Technology Corp.	3,000	9,374
Taiwan Union Technology Corp.	6,000	24,633
TCI Co. Ltd.	459	2,557
Thinking Electronic Industrial Co. Ltd.	1,000	5,474
Topkey Corp.	4,000	23,330
TSEC Corp.	26,270	25,080
Tung Thih Electronic Co. Ltd.	3,000	14,223
Unimicron Technology Corp.	2,000	11,469
Union Bank of Taiwan	42,000	19,706
United Integrated Services Co. Ltd.	7,000	60,328
United Microelectronics Corp. ADR (b)	66,434	562,032
United Renewable Energy Co. Ltd.	639,879	306,486
Universal Vision Biotechnology Co. Ltd.	4,452	40,182
VIA Labs, Inc.	1,000	8,960
Via Technologies, Inc.	2,000	10,199
Visual Photonics Epitaxy Co. Ltd.	2,000	10,459
Vivotek, Inc.	8,000	42,489
Voltronic Power Technology Corp.	1,000	55,718

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Wafer Works Corp.	13,229	$18,664
Waffer Technology Corp.	13,000	48,500
Win Semiconductors Corp.	2,000	10,361
Wistron Corp.	3,000	9,638
XinTec, Inc.	15,000	62,316
Xxentria Technology Materials Corp.	15,000	35,288
Yageo Corp.	318	6,186
Yulon Motor Co. Ltd.	16,896	41,180
Zyxel Group Corp.	15,000	24,829
		12,176,257
THAILAND — 0.3%
Asia Sermkij Leasing PCL	16,300	9,503
Aurora Design PCL	88,800	40,065
B Grimm Power PCL	69,100	55,167
Bangkok Airways PCL	18,100	8,325
Bangkok Aviation Fuel Services PCL	24,900	17,435
Banpu Power PCL	89,000	37,809
BCPG PCL	160,900	41,483
BEC World PCL	218,200	31,197
Beyond Securities PCL (a)	63,000	8,343
Carabao Group PCL	21,400	51,725
CK Power PCL	410,700	39,226
CP ALL PCL NVDR	47,800	78,424
Delta Electronics Thailand PCL	33,600	86,627
Dhipaya Group Holdings PCL	2,900	2,464
Ditto Thailand PCL	70,560	56,332
Dynasty Ceramic PCL	1,821,600	76,317
Eastern Polymer Group PCL	195,500	47,540
Energy Absolute PCL	21,405	27,750
Erawan Group PCL (a)	266,300	40,960
Forth Corp. PCL	7,700	5,189
Global Power Synergy PCL	21,900	31,118
Gunkul Engineering PCL	488,800	40,098
Hana Microelectronics PCL	19,100	29,798
Ichitan Group PCL	123,500	56,807
Jasmine International PCL	253,400	15,590
KCE Electronics PCL	10,200	16,436
Muangthai Capital PCL	8,800	11,602
Nex Point Parts PCL (a)	125,700	36,827
Osotspa PCL	45,200	29,133
Plan B Media Pcl	222,500	57,691
Prima Marine PCL	145,000	22,728
PSG Corp. PCL (a)	1,293,300	25,387
PTT PCL	123,500	129,352
R&B Food Supply PCL	62,900	26,905
Ratchthani Leasing PCL	250,800	19,104
Regional Container Lines PCL	30,900	21,908
RS PCL	204,960	83,467
Sappe PCL	28,900	73,240
SCB X PCL NVDR	9,400	29,192
SISB PCL	36,000	37,442
SPCG PCL	39,500	14,350
Srinanaporn Marketing PCL	78,100	40,271
Star Petroleum Refining PCL	32,900	7,952
Security Description	Shares	Value
Super Energy Corp. PCL (a)	5,317,500	$63,874
Thaicom PCL	70,700	27,342
TOA Paint Thailand PCL	4,400	2,913
TQM Alpha PCL NVDR	44,800	37,735
VGI PCL	171,600	9,703
		1,759,846
TURKEY — 0.1%
Akbank TAS	58,083	71,822
Akcansa Cimento AS	2,100	10,118
Bosch Fren Sistemleri Sanayi ve Ticaret AS	1	366
Cimsa Cimento Sanayi VE Ticaret AS	6,818	6,773
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	89	817
Eldorado Gold Corp. (a) (b)	4,834	63,055
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	19,439	4,528
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	1,807	9,912
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	4,376	2,298
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS (a)	3,935	8,574
Konya Cimento Sanayii AS (a)	1	244
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	11,424	16,408
MIA Teknoloji AS (a)	5,550	6,784
Migros Ticaret AS	9,279	105,250
Nuh Cimento Sanayi AS	9,344	97,762
Peker Gayrimenkul Yatirim Ortakligi AS REIT (a)	30,560	33,919
Politeknik Metal Sanayi ve Ticaret AS	26	13,553
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	291	296
SDT Uzay VE Savunma Teknolojileri AS	644	5,915
Turkiye Is Bankasi AS Class C	95,280	75,362
Vestel Elektronik Sanayi ve Ticaret AS (a)	12,957	20,286
YEO Teknoloji Enerji VE Endustri AS (a)	2,102	11,708
		565,750
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	17,646	44,106
Abu Dhabi Islamic Bank PJSC	8,887	24,487
Agthia Group PJSC	6,886	9,149
Ajman Bank PJSC (a)	397,910	225,350
Al Waha Capital PJSC	42,498	20,597
AL Yah Satellite Communications Co-PJSC-Yah Sat	23,722	16,858

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Amanat Holdings PJSC	462,970	$151,267
Aramex PJSC	72,705	45,332
Dana Gas PJSC	217,872	46,982
Deyaar Development PJSC (a)	87,270	16,395
Emirates Telecommunications Group Co. PJSC	2,619	14,005
First Abu Dhabi Bank PJSC	9,189	34,927
Gulf Navigation Holding PJSC (a)	26,129	52,148
Multiply Group PJSC (a)	15,333	13,276
National Central Cooling Co. PJSC	60,723	59,190
Network International Holdings PLC (a) (c)	4,064	20,195
RAK Properties PJSC (a)	15,131	4,820
Ras Al Khaimah Ceramics	2,847	2,070
Sharjah Islamic Bank	90,235	59,702
Taaleem Holdings PJSC	72,119	76,385
		937,241
UNITED KINGDOM — 3.0%
3i Group PLC	40,365	1,245,781
abrdn PLC	94,948	216,237
Alphawave IP Group PLC (a) (b)	2,949	4,842
Anglogold Ashanti PLC	4,943	95,525
AO World PLC (a)	20,042	25,128
Aston Martin Lagonda Global Holdings PLC (a) (c)	4,729	13,600
AstraZeneca PLC	10,720	1,448,580
AstraZeneca PLC ADR	9,595	646,223
BAE Systems PLC	57,557	814,814
Barclays PLC	157,288	308,345
boohoo Group PLC (a) (b)	5,321	2,782
BP PLC	140,632	835,703
British American Tobacco PLC	10,667	312,149
British Land Co. PLC REIT	7,661	39,026
BT Group PLC (b)	79,028	124,521
Burberry Group PLC	3,218	58,089
Capita PLC (a)	14,896	4,178
Central Asia Metals PLC	35,649	82,165
Ceres Power Holdings PLC (a) (b)	8,368	19,500
CK Hutchison Holdings Ltd.	70,920	380,096
CNH Industrial NV	8,869	108,552
Compass Group PLC	28,040	767,096
Craneware PLC	150	3,346
Diageo PLC	17,562	639,402
Eurasia Mining PLC (a)	1,119	29
Greatland Gold PLC (a) (b)	72,603	9,126
Hammerson PLC REIT	30,980	11,216
HSBC Holdings PLC	168,549	1,365,475
Imperial Brands PLC	6,066	139,695
Indivior PLC (a)	1,132	17,100
InterContinental Hotels Group PLC	12,373	1,118,313
ITM Power PLC (a) (b)	10,922	8,271
Security Description	Shares	Value
J Sainsbury PLC	47,571	$183,507
Land Securities Group PLC REIT	6,208	55,778
Learning Technologies Group PLC	30,298	31,285
Lloyds Banking Group PLC	559,272	340,153
M&G PLC	28,333	80,328
Marks & Spencer Group PLC	17,395	60,405
National Grid PLC	13,120	176,954
Next PLC	4,690	485,360
Pearson PLC	6,556	80,584
Quilter PLC (c)	23,878	31,292
Reckitt Benckiser Group PLC	5,183	358,115
RELX PLC (f)	11,381	451,214
RELX PLC (f)	33,633	1,330,810
Rolls-Royce Holdings PLC (a)	91,393	349,174
Sage Group PLC	9,159	136,900
Serica Energy PLC	1,903	5,570
Severn Trent PLC	16,104	529,453
Smith & Nephew PLC	29,288	402,672
Smiths Group PLC	22,497	505,757
Soho House & Co., Inc. (a) (b)	3,317	23,617
SSE PLC	9,793	231,705
Standard Chartered PLC	31,502	267,698
Team17 Group PLC (a)	3,647	8,601
TechnipFMC PLC	7,396	148,955
Tesco PLC	60,232	223,057
Unilever PLC (f)	22,611	1,095,331
Unilever PLC (b) (f)	2	97
United Utilities Group PLC	28,718	387,880
Virgin Money U.K. PLC CDI	896	1,895
Vodafone Group PLC	213,569	186,660
Warehouse Reit PLC (b)	36,850	43,218
Whitbread PLC	20,310	946,582
WPP PLC	22,254	213,622
		20,239,134
UNITED STATES — 62.7%
10X Genomics, Inc. Class A (a)	1,275	71,349
1-800-Flowers.com, Inc. Class A (a)	305	3,288
23andMe Holding Co. Class A (a)	20,284	18,529
3D Systems Corp. (a)	8,688	55,169
3M Co.	6,295	688,169
4D Molecular Therapeutics, Inc. (a)	1,057	21,415
89bio, Inc. (a)	1,008	11,259
A10 Networks, Inc.	753	9,917
AAON, Inc.	615	45,430
Abbott Laboratories	24,503	2,697,045
AbbVie, Inc.	17,091	2,648,592
Abercrombie & Fitch Co. Class A (a)	202	17,820
Accel Entertainment, Inc. (a)	10,747	110,372
Accenture PLC Class A	6,224	2,184,064
Accolade, Inc. (a)	3,566	42,828

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
ACM Research, Inc. Class A (a)	2,217	$43,321
ACV Auctions, Inc. Class A (a)	1,450	21,968
Adaptive Biotechnologies Corp. (a)	4,219	20,673
Addus HomeCare Corp. (a)	100	9,285
Adient PLC (a)	893	32,469
ADMA Biologics, Inc. (a)	9,070	40,996
Adobe, Inc. (a)	5,330	3,179,878
Advanced Micro Devices, Inc. (a)	12,872	1,897,462
Aehr Test Systems (a) (b)	1,223	32,446
AES Corp.	3,753	72,245
Affiliated Managers Group, Inc.	185	28,013
Affirm Holdings, Inc. (a)	2,534	124,521
Aflac, Inc.	18,373	1,515,772
Agenus, Inc. (a)	21,669	17,940
Agilent Technologies, Inc.	12,370	1,719,801
agilon health, Inc. (a) (b)	420	5,271
Agilysys, Inc. (a)	1,073	91,012
AGNC Investment Corp. REIT (b)	5,903	57,908
Air Products & Chemicals, Inc.	2,016	551,981
Airbnb, Inc. Class A (a)	2,584	351,786
Akero Therapeutics, Inc. (a)	2,908	67,902
Albemarle Corp. (b)	744	107,493
Alcoa Corp.	344	11,696
Alector, Inc. (a)	215	1,716
Alexander & Baldwin, Inc. REIT	2,735	52,020
Align Technology, Inc. (a)	243	66,582
Alignment Healthcare, Inc. (a)	1,260	10,849
Alkami Technology, Inc. (a)	1,215	29,464
Allegion PLC	2,118	268,329
Allient, Inc.	470	14,199
Allstate Corp.	6,756	945,705
Ally Financial, Inc.	3,260	113,839
Alnylam Pharmaceuticals, Inc. (a)	243	46,513
Alpha & Omega Semiconductor Ltd. (a)	344	8,965
Alpha Metallurgical Resources, Inc.	150	50,838
Alphabet, Inc. Class A (a)	50,343	7,032,414
Alphabet, Inc. Class C (a)	51,105	7,202,228
Alphatec Holdings, Inc. (a)	1,317	19,900
Alta Equipment Group, Inc.	1,140	14,102
Altice USA, Inc. Class A (a)	806	2,620
Altria Group, Inc.	12,874	519,337
Altus Power, Inc. (a)	7,908	54,012
A-Mark Precious Metals, Inc. (b)	387	11,707
Amazon.com, Inc. (a)	82,615	12,552,523
AMC Entertainment Holdings, Inc. Class A (a)	2,055	12,577
Amcor PLC CDI	18,603	180,378
Ameresco, Inc. Class A (a) (b)	185	5,859
American Electric Power Co., Inc.	12,874	1,045,626
Security Description	Shares	Value
American Express Co.	9,955	$1,864,970
American Tower Corp. REIT	6,424	1,386,813
America's Car-Mart, Inc. (a)	470	35,612
Amgen, Inc.	5,864	1,688,949
Amplitude, Inc. Class A (a)	3,075	39,114
Analog Devices, Inc.	6,175	1,226,108
Annaly Capital Management, Inc. REIT	2,990	57,916
Antero Resources Corp. (a)	587	13,313
Anywhere Real Estate, Inc. (a)	2,930	23,762
Aon PLC Class A	1,614	469,706
APA Corp.	2,845	102,079
Apartment Investment & Management Co. Class A, REIT (a)	14,953	117,082
Apellis Pharmaceuticals, Inc. (a)	310	18,557
Apollo Medical Holdings, Inc. (a)	87	3,332
Appfolio, Inc. Class A (a)	101	17,497
Appian Corp. Class A (a)	241	9,076
Apple, Inc.	139,034	26,766,676
Applied Digital Corp. (a) (b)	5,570	37,542
Applied Materials, Inc.	12,814	2,076,765
AppLovin Corp. Class A (a)	1,622	64,637
Aptiv PLC (a)	100	8,972
Arbor Realty Trust, Inc. REIT	6,311	95,801
Archer Aviation, Inc. Class A (a) (b)	4,460	27,384
Archer-Daniels-Midland Co.	11,894	858,985
Arcturus Therapeutics Holdings, Inc. (a)	1,118	35,251
Arcus Biosciences, Inc. (a)	3,674	70,173
Ardelyx, Inc. (a)	2,820	17,484
ARES Commercial Real Estate Corp. REIT (b)	26,902	278,705
Arista Networks, Inc. (a)	1,412	332,540
Arlo Technologies, Inc. (a)	1,210	11,519
Armada Hoffler Properties, Inc. REIT	13,448	166,352
ARMOUR Residential REIT, Inc.	1,033	19,958
Array Technologies, Inc. (a)	2,739	46,015
Arrowhead Pharmaceuticals, Inc. (a)	3,847	117,718
Arvinas, Inc. (a)	1,133	46,634
Asana, Inc. Class A (a) (b)	2,608	49,578
Aspen Aerogels, Inc. (a) (b)	1,845	29,114
Astronics Corp. (a)	615	10,713
AT&T, Inc.	74,371	1,247,945
Atkore, Inc. (a)	285	45,600
Atlanticus Holdings Corp. (a)	2,700	104,409
Atlassian Corp. Class A (a)	924	219,783
Aurora Innovation, Inc. (a) (b)	11,948	52,213
Autodesk, Inc. (a)	243	59,166
Automatic Data Processing, Inc.	6,124	1,426,708

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Avanos Medical, Inc. (a)	826	$18,527
AvePoint, Inc. (a)	6,561	53,866
Avidity Biosciences, Inc. (a)	1,529	13,837
AvidXchange Holdings, Inc. (a)	4,314	53,450
Avis Budget Group, Inc.	100	17,726
Axcelis Technologies, Inc. (a)	310	40,204
Axon Enterprise, Inc. (a)	780	201,497
Axonics, Inc. (a)	2,944	183,205
Axos Financial, Inc. (a)	302	16,489
Axsome Therapeutics, Inc. (a) (b)	259	20,614
AZEK Co., Inc. (a)	2,954	112,990
Baker Hughes Co.	5,184	177,189
Bancorp, Inc. (a)	4,432	170,898
Bank of America Corp.	88,740	2,987,876
Bank of New York Mellon Corp.	19,528	1,016,432
Bath & Body Works, Inc.	1,875	80,925
Baxter International, Inc.	12,477	482,361
Beam Therapeutics, Inc. (a)	259	7,050
Beauty Health Co. (a) (b)	1,863	5,794
Beazer Homes USA, Inc. (a)	2,040	68,932
Becton Dickinson & Co.	5,690	1,387,393
BellRing Brands, Inc. (a)	304	16,851
Berkshire Hathaway, Inc. Class B (a)	12,188	4,346,972
Beyond Meat, Inc. (a) (b)	3,633	32,334
Beyond, Inc. (a) (b)	1,203	33,311
BigCommerce Holdings, Inc. (a)	2,973	28,927
Bill Holdings, Inc. (a)	708	57,766
BioCryst Pharmaceuticals, Inc. (a)	6,338	37,965
Biogen, Inc. (a)	3,380	874,643
Biohaven Ltd. (a)	554	23,711
BioLife Solutions, Inc. (a)	1,914	31,102
BJ's Restaurants, Inc. (a)	1,033	37,198
BlackRock, Inc.	497	403,465
Blackstone, Inc.	2,716	355,579
Block, Inc. CDI (a)	1,052	83,771
Block, Inc. (a)	3,005	232,437
Bloom Energy Corp. Class A (a) (b)	3,308	48,958
Blue Bird Corp. (a)	1,119	30,168
BlueLinx Holdings, Inc. (a)	185	20,962
Boeing Co. (a)	5,324	1,387,754
Booking Holdings, Inc. (a)	491	1,741,685
Boot Barn Holdings, Inc. (a)	305	23,412
Boston Beer Co., Inc. Class A (a)	101	34,905
Boston Omaha Corp. Class A (a)	243	3,822
Boston Scientific Corp. (a)	12,906	746,096
Braze, Inc. Class A (a)	668	35,491
Bridgebio Pharma, Inc. (a)	3,800	153,406
Brighthouse Financial, Inc. (a)	1,628	86,154
BrightSpire Capital, Inc. REIT	40,938	304,579
Bristol-Myers Squibb Co.	19,542	1,002,700
Security Description	Shares	Value
Broadcom, Inc.	4,252	$4,746,295
Builders FirstSource, Inc. (a)	615	102,668
Bumble, Inc. Class A (a)	302	4,451
Burlington Stores, Inc. (a)	100	19,448
C3.ai, Inc. Class A (a) (b)	1,535	44,070
Cabaletta Bio, Inc. (a)	507	11,509
Cadence Design Systems, Inc. (a)	454	123,656
Caesars Entertainment, Inc. (a)	1,561	73,180
Calix, Inc. (a)	285	12,452
Callon Petroleum Co. (a)	445	14,418
Cano Health, Inc. (a)	9	53
Cantaloupe, Inc. (a)	4,683	34,701
Capital City Bank Group, Inc.	630	18,541
Capital One Financial Corp.	6,424	842,315
Carnival Corp. (a)	6,424	119,101
Carnival PLC (a)	1,542	25,810
Carrier Global Corp.	6,424	369,059
Cars.com, Inc. (a)	2,011	38,149
Carvana Co. (a) (b)	1,065	56,381
Cass Information Systems, Inc.	630	28,381
Cassava Sciences, Inc. (a) (b)	305	6,866
Castle Biosciences, Inc. (a)	899	19,400
Catalyst Pharmaceuticals, Inc. (a)	3,578	60,146
Caterpillar, Inc.	6,124	1,810,683
CECO Environmental Corp. (a)	302	6,125
Celldex Therapeutics, Inc. (a)	1,932	76,623
Celsius Holdings, Inc. (a) (b)	1,761	96,010
Centene Corp. (a)	285	21,150
Centrus Energy Corp. Class A (a)	518	28,184
Century Aluminum Co. (a)	3,544	43,024
Century Communities, Inc.	813	74,097
Cerence, Inc. (a)	917	18,028
Certara, Inc. (a)	1,643	28,900
CEVA, Inc. (a)	223	5,064
CF Industries Holdings, Inc.	1,944	154,548
CH Robinson Worldwide, Inc.	6,424	554,969
ChampionX Corp.	5,414	158,143
ChargePoint Holdings, Inc. (a) (b)	20,371	47,668
Charles Schwab Corp.	17,208	1,183,910
Charter Communications, Inc. Class A (a)	2,081	808,843
Chatham Lodging Trust REIT	8,535	91,495
Chefs' Warehouse, Inc. (a)	338	9,947
Chemours Co.	1,622	51,158
Chevron Corp.	17,134	2,555,707
Chubb Ltd.	8,440	1,907,440
Church & Dwight Co., Inc.	5,341	505,045
Cigna Group	1,884	564,164
Cipher Mining, Inc. (a) (b)	8,002	33,048
Cisco Systems, Inc.	48,936	2,472,247
Citigroup, Inc.	30,222	1,554,620
Citizens Financial Group, Inc.	3,746	124,142

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Clean Energy Fuels Corp. (a)	19,725	$75,547
Cleanspark, Inc. (a)	7,196	79,372
Clear Channel Outdoor Holdings, Inc. (a)	26,462	48,161
Clear Secure, Inc. Class A (b)	486	10,036
Cleveland-Cliffs, Inc. (a)	1,012	20,665
Clorox Co.	5,834	831,870
Cloudflare, Inc. Class A (a)	2,652	220,806
Clover Health Investments Corp. (a)	15,336	14,601
CME Group, Inc.	3,226	679,396
Coastal Financial Corp. (a)	310	13,767
Coca-Cola Co.	36,966	2,178,406
Coeur Mining, Inc. (a)	6,175	20,131
Cognizant Technology Solutions Corp. Class A	12,957	978,642
Coherent Corp. (a)	504	21,939
Coherus Biosciences, Inc. (a) (b)	1,127	3,753
Coinbase Global, Inc. Class A (a)	1,541	268,011
Colgate-Palmolive Co.	10,781	859,354
Collegium Pharmaceutical, Inc. (a)	1,709	52,603
Comcast Corp. Class A	32,962	1,445,384
CommScope Holding Co., Inc. (a)	6,150	17,343
Community Health Systems, Inc. (a)	9,598	30,042
Community Healthcare Trust, Inc. REIT	8,300	221,112
Compass, Inc. Class A (a)	16,152	60,732
Conagra Brands, Inc.	12,874	368,969
Conduent, Inc. (a)	1,940	7,081
Confluent, Inc. Class A (a)	712	16,661
ConocoPhillips	12,874	1,494,285
CONSOL Energy, Inc.	101	10,154
Constellation Energy Corp.	4,306	503,328
Corning, Inc.	24,645	750,440
Corsair Gaming, Inc. (a)	940	13,254
Corteva, Inc.	10,260	491,659
CoStar Group, Inc. (a)	387	33,820
Costco Wholesale Corp.	5,251	3,466,080
Coty, Inc. Class A (a)	999	12,408
Couchbase, Inc. (a)	2,276	51,256
Covenant Logistics Group, Inc.	185	8,517
CRH PLC	10,405	717,598
Cricut, Inc. Class A	410	2,702
Crocs, Inc. (a)	520	48,573
Crowdstrike Holdings, Inc. Class A (a)	2,030	518,300
CryoPort, Inc. (a)	1,711	26,503
CS Disco, Inc. (a)	1,045	7,932
CSL Ltd.	6,773	1,324,769
CSX Corp.	42,684	1,479,854
Cullinan Oncology, Inc. (a)	182	1,855
Cummins, Inc.	5,881	1,408,911
Security Description	Shares	Value
Customers Bancorp, Inc. (a)	202	$11,639
CVS Health Corp.	18,698	1,476,394
Cymabay Therapeutics, Inc. (a)	4,690	110,778
Cytek Biosciences, Inc. (a) (b)	1,045	9,530
Cytokinetics, Inc. (a)	331	27,635
Dana, Inc.	305	4,456
Danaher Corp.	9,706	2,245,386
Datadog, Inc. Class A (a)	1,660	201,491
Dave & Buster's Entertainment, Inc. (a)	2,851	153,526
Deciphera Pharmaceuticals, Inc. (a)	4,169	67,246
Deere & Co.	3,632	1,452,328
Definitive Healthcare Corp. (a) (b)	1,454	14,453
Dell Technologies, Inc. Class C	1,365	104,422
Denny's Corp. (a)	580	6,310
Designer Brands, Inc. Class A	2,011	17,797
Desktop Metal, Inc. Class A (a) (b)	31,412	23,590
Devon Energy Corp.	2,845	128,878
Dexcom, Inc. (a)	1,759	218,274
DiamondRock Hospitality Co. REIT	3,960	37,184
Digi International, Inc. (a)	387	10,062
Digimarc Corp. (a) (b)	1,225	44,247
Digital Realty Trust, Inc. REIT	305	41,047
Digital Turbine, Inc. (a)	16,694	114,521
DigitalOcean Holdings, Inc. (a) (b)	763	27,994
Dine Brands Global, Inc.	669	33,216
Discover Financial Services	9,251	1,039,812
Diversified Healthcare Trust REIT (b)	6,180	23,113
DocuSign, Inc. (a)	1,053	62,601
Dollar Tree, Inc. (a)	4,781	679,141
Domo, Inc. Class B (a)	4,729	48,661
DoorDash, Inc. Class A (a)	1,597	157,927
Dow, Inc.	10,411	570,939
Doximity, Inc. Class A (a)	1,201	33,676
DR Horton, Inc.	100	15,198
DraftKings, Inc. Class A (a)	4,063	143,221
Dream Finders Homes, Inc. Class A (a) (b)	715	25,404
Ducommun, Inc. (a)	410	21,345
Duke Energy Corp.	7,033	682,482
Duolingo, Inc. (a)	100	22,685
DuPont de Nemours, Inc.	7,509	577,667
Dutch Bros, Inc. Class A (a)	238	7,537
DXC Technology Co. (a)	2,117	48,416
Dynavax Technologies Corp. (a)	7,774	108,681
Dyne Therapeutics, Inc. (a)	3,997	53,160
Dynex Capital, Inc. REIT (b)	20,963	262,457
Eagle Bulk Shipping, Inc.	185	10,249
Easterly Government Properties, Inc. REIT	36,385	489,014

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Eaton Corp. PLC	5,167	$1,244,317
eBay, Inc.	13,116	572,120
Ecolab, Inc.	4,420	876,707
Edison International	11,147	796,899
Editas Medicine, Inc. (a)	790	8,003
Elanco Animal Health, Inc. (a)	2,706	40,319
Elastic NV (a)	303	34,148
Electronic Arts, Inc.	243	33,245
Elevance Health, Inc.	3,327	1,568,880
elf Beauty, Inc. (a)	210	30,311
Eli Lilly & Co.	7,367	4,294,372
Ellington Financial, Inc. REIT	4,701	59,750
Embecta Corp.	1,150	21,770
Emerson Electric Co.	12,874	1,253,026
Encore Wire Corp.	100	21,360
Energy Fuels, Inc. (a) (b)	1,988	14,323
EnerSys	755	76,225
Enfusion, Inc. Class A (a) (b)	3,017	29,265
Enliven Therapeutics, Inc. (a) (b)	327	4,526
Enova International, Inc. (a)	185	10,242
Enovix Corp. (a) (b)	3,559	44,559
Enphase Energy, Inc. (a)	962	127,119
Entravision Communications Corp. Class A	1,325	5,525
Enviri Corp. (a)	1,635	14,715
EOG Resources, Inc.	9,354	1,131,366
EPAM Systems, Inc. (a)	401	119,233
EQT Corp.	830	32,088
Equinix, Inc. REIT	387	311,686
Equity Residential REIT	6,424	392,892
Erasca, Inc. (a)	486	1,035
Essential Properties Realty Trust, Inc. REIT	3,217	82,227
Estee Lauder Cos., Inc. Class A	5,452	797,355
Etsy, Inc. (a)	492	39,877
Eventbrite, Inc. Class A (a)	4,541	37,963
Everbridge, Inc. (a)	1,881	45,727
Everi Holdings, Inc. (a)	2,607	29,381
Evolent Health, Inc. Class A (a)	1,647	54,400
Evolv Technologies Holdings, Inc. (a)	10,089	47,620
Exact Sciences Corp. (a)	1,152	85,225
Exelon Corp.	12,874	462,177
eXp World Holdings, Inc. (b)	3,299	51,200
Expedia Group, Inc. (a)	476	72,252
Experian PLC	23,959	977,984
Expro Group Holdings NV (a)	765	12,179
Extreme Networks, Inc. (a)	2,265	39,955
Exxon Mobil Corp.	34,814	3,480,704
Fair Isaac Corp. (a)	100	116,401
Fastenal Co.	12,974	840,326
Fastly, Inc. Class A (a)	2,512	44,714
FB Financial Corp.	1,062	42,321
FedEx Corp.	4,860	1,229,434
Security Description	Shares	Value
Ferguson PLC	5,180	$996,132
Fidelity National Information Services, Inc.	972	58,388
Figs, Inc. Class A (a) (b)	879	6,109
First Solar, Inc. (a)	630	108,536
FirstEnergy Corp.	12,874	471,961
Fiserv, Inc. (a)	1,784	236,987
Fisker, Inc. (a) (b)	7,750	13,563
Five Star Bancorp	185	4,843
Five9, Inc. (a)	507	39,896
Fiverr International Ltd. (a) (b)	547	14,889
Fluence Energy, Inc. (a) (b)	1,878	44,790
Flywire Corp. (a)	1,957	45,305
Ford Motor Co.	50,461	615,120
Forge Global Holdings, Inc. (a)	1,412	4,843
Forrester Research, Inc. (a)	100	2,681
Fortinet, Inc. (a)	2,430	142,228
Fortive Corp.	6,307	464,384
Fox Corp. Class A	9,145	271,332
Franklin BSP Realty Trust, Inc. REIT	813	10,984
Franklin Covey Co. (a)	510	22,200
Franklin Resources, Inc.	18,338	546,289
Freeport-McMoRan, Inc.	7,497	319,147
Freshworks, Inc. Class A (a)	1,454	34,154
Frontier Group Holdings, Inc. (a) (b)	2,165	11,821
FTAI Aviation Ltd.	830	38,512
fuboTV, Inc. (a)	7,616	24,219
FuelCell Energy, Inc. (a)	31,666	50,666
Fulgent Genetics, Inc. (a)	243	7,025
GameStop Corp. Class A (a) (b)	1,920	33,658
GCI Liberty, Inc. (a) (d)	1,328	—
GE HealthCare Technologies, Inc.	2,130	164,692
Genco Shipping & Trading Ltd.	1,040	17,254
Generac Holdings, Inc. (a)	306	39,547
General Dynamics Corp.	6,124	1,590,219
General Electric Co.	6,357	811,344
General Mills, Inc.	6,424	418,459
General Motors Co.	12,874	462,434
Gentherm, Inc. (a)	205	10,734
Geron Corp. (a)	19,728	41,626
Gibraltar Industries, Inc. (a)	510	40,280
Gilead Sciences, Inc.	16,568	1,342,174
Ginkgo Bioworks Holdings, Inc. (a) (b)	24,210	40,915
Gitlab, Inc. Class A (a)	836	52,635
Gladstone Commercial Corp. REIT	23,385	309,617
Gladstone Land Corp. REIT	655	9,465
Glaukos Corp. (a)	101	8,028
Global Medical REIT, Inc.	11,415	126,706
Global Payments, Inc.	344	43,688
Globalstar, Inc. (a) (b)	51,426	99,766
GMS, Inc. (a)	833	68,664

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Gogo, Inc. (a)	940	$9,522
Goldman Sachs Group, Inc.	5,015	1,934,637
GoodRx Holdings, Inc. Class A (a)	3,629	24,314
GoPro, Inc. Class A (a)	8,270	28,697
Green Brick Partners, Inc. (a)	1,552	80,611
Green Dot Corp. Class A (a)	510	5,049
Grid Dynamics Holdings, Inc. (a)	2,700	35,991
Groupon, Inc. (a)	604	7,755
GSK PLC	32,277	596,710
Guardant Health, Inc. (a)	524	14,174
GXO Logistics, Inc. (a)	387	23,669
H&E Equipment Services, Inc.	655	34,270
Haemonetics Corp. (a)	101	8,637
Haleon PLC	40,361	165,496
Halliburton Co.	12,874	465,395
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	1,898	52,347
Harley-Davidson, Inc.	185	6,815
Harrow, Inc. (a) (b)	327	3,662
HashiCorp, Inc. Class A (a)	883	20,874
Haynes International, Inc.	205	11,695
Hayward Holdings, Inc. (a)	920	12,512
HCA Healthcare, Inc.	570	154,288
Health Catalyst, Inc. (a)	6,180	57,227
Healthpeak Properties, Inc. REIT	17,543	347,351
HealthStream, Inc.	2,610	70,548
Hecla Mining Co.	2,606	12,535
Heidrick & Struggles International, Inc.	815	24,067
Herc Holdings, Inc.	100	14,889
Hershey Co.	5,284	985,149
Hess Corp.	6,424	926,084
Hewlett Packard Enterprise Co.	25,860	439,103
Hibbett, Inc.	100	7,202
Hims & Hers Health, Inc. (a)	10,093	89,828
HireRight Holdings Corp. (a)	936	12,589
Holcim AG	5,082	398,638
Home Depot, Inc.	11,005	3,813,783
Honeywell International, Inc.	7,468	1,566,114
Host Hotels & Resorts, Inc. REIT	1,410	27,453
Hovnanian Enterprises, Inc. Class A (a)	1,020	158,732
HP, Inc.	23,886	718,730
HubSpot, Inc. (a)	243	141,071
Huron Consulting Group, Inc. (a)	101	10,383
I3 Verticals, Inc. Class A (a)	830	17,571
Ichor Holdings Ltd. (a)	239	8,038
Ideaya Biosciences, Inc. (a)	1,713	60,949
IDEXX Laboratories, Inc. (a)	100	55,505
IDT Corp. Class B (a)	285	9,716
iHeartMedia, Inc. Class A (a)	908	2,424
Security Description	Shares	Value
Illinois Tool Works, Inc.	4,001	$1,048,022
Illumina, Inc. (a)	713	99,278
ImmunityBio, Inc. (a) (b)	6,127	30,758
ImmunoGen, Inc. (a)	10,401	308,390
Immunovant, Inc. (a)	1,713	72,169
Inari Medical, Inc. (a)	243	15,776
Ingersoll Rand, Inc.	9,876	763,810
Inhibrx, Inc. (a) (b)	2,742	104,196
Inmode Ltd. (a)	3,708	82,466
Innovative Industrial Properties, Inc. REIT	1,372	138,325
Inspire Medical Systems, Inc. (a)	578	117,583
Installed Building Products, Inc.	43	7,861
Insteel Industries, Inc.	920	35,227
Insulet Corp. (a)	101	21,915
Intapp, Inc. (a)	1,458	55,433
Integral Ad Science Holding Corp. (a)	1,430	20,578
Intel Corp.	44,549	2,238,587
Intellia Therapeutics, Inc. (a)	1,132	34,515
International Business Machines Corp.	10,431	1,705,990
International Flavors & Fragrances, Inc.	1,911	154,734
International Money Express, Inc. (a)	5,178	114,382
International Seaways, Inc.	526	23,922
Intra-Cellular Therapies, Inc. (a)	2,450	175,469
Intuit, Inc.	4,317	2,698,255
Intuitive Surgical, Inc. (a)	1,640	553,270
IonQ, Inc. (a) (b)	2,395	29,674
iRhythm Technologies, Inc. (a)	101	10,811
Itron, Inc. (a)	410	30,959
J M Smucker Co.	5,049	638,093
Jamf Holding Corp. (a)	101	1,824
Janus International Group, Inc. (a)	4,085	53,309
JELD-WEN Holding, Inc. (a)	2,755	52,014
Joby Aviation, Inc. (a)	302	2,008
Johnson & Johnson	20,010	3,136,367
Johnson Controls International PLC	17,084	984,722
JPMorgan Chase & Co.	30,735	5,228,023
Juniper Networks, Inc.	12,874	379,526
Kellanova	6,424	359,166
Kenvue, Inc.	11,891	256,013
Keysight Technologies, Inc. (a)	6,422	1,021,676
Kimball Electronics, Inc. (a)	205	5,525
Kimberly-Clark Corp.	6,424	780,580
Kinder Morgan, Inc.	9,522	167,968
Kiniksa Pharmaceuticals Ltd. Class A (a)	587	10,296
Kirby Corp. (a)	755	59,252
KKR Real Estate Finance Trust, Inc. REIT	3,115	41,211
KLA Corp.	243	141,256

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Kohl's Corp. (b)	5,163	$148,075
Koppers Holdings, Inc.	1,205	61,720
Kraft Heinz Co.	743	27,476
Krystal Biotech, Inc. (a)	2	248
Kura Sushi USA, Inc. Class A (a)	100	7,600
Kymera Therapeutics, Inc. (a)	956	24,340
Kyndryl Holdings, Inc. (a)	2,100	43,638
Lam Research Corp.	486	380,664
Lamb Weston Holdings, Inc.	4,334	468,462
Lantheus Holdings, Inc. (a)	2,611	161,882
Las Vegas Sands Corp.	6,424	316,125
Lattice Semiconductor Corp. (a)	101	6,968
Legacy Housing Corp. (a)	1,430	36,065
Legalzoom.com, Inc. (a)	2,848	32,182
Leidos Holdings, Inc.	1,627	176,106
Lemonade, Inc. (a) (b)	577	9,307
LGI Homes, Inc. (a)	43	5,726
Liberty Broadband Corp. Class C (a)	942	75,916
Light & Wonder, Inc. (a)	2,193	180,067
Lightwave Logic, Inc. (a) (b)	3,624	18,048
Lindblad Expeditions Holdings, Inc. (a)	4,928	55,539
Linde PLC (f)	5,203	2,136,924
Linde PLC (f)	568	231,275
Live Oak Bancshares, Inc.	1,325	60,287
Livent Corp. (a) (b)	1,559	28,031
LiveRamp Holdings, Inc. (a)	1,225	46,403
Lockheed Martin Corp.	3,678	1,667,017
Lowe's Cos., Inc.	9,048	2,013,632
Lucid Group, Inc. (a) (b)	5,426	22,843
Lululemon Athletica, Inc. (a)	311	159,011
Lumen Technologies, Inc. (a) (b)	4,356	7,971
Luminar Technologies, Inc. (a) (b)	10,119	34,101
Lyft, Inc. Class A (a)	1,941	29,096
LyondellBasell Industries NV Class A	6,323	601,191
M&T Bank Corp.	4,958	679,643
M/I Homes, Inc. (a)	589	81,129
Macy's, Inc.	2,710	54,525
Madrigal Pharmaceuticals, Inc. (a)	259	59,927
Magnite, Inc. (a)	4,210	39,321
Manitowoc Co., Inc. (a)	1,840	30,710
Marathon Digital Holdings, Inc. (a) (b)	3,892	91,423
Marathon Oil Corp.	19,333	467,085
Marathon Petroleum Corp.	8,928	1,324,558
Maravai LifeSciences Holdings, Inc. Class A (a)	729	4,775
Marine Products Corp.	410	4,674
Marqeta, Inc. Class A (a)	2,649	18,490
Marsh & McLennan Cos., Inc.	6,151	1,165,430
Security Description	Shares	Value
Marvell Technology, Inc.	4,617	$278,451
Mastercard, Inc. Class A	6,167	2,630,287
MasterCraft Boat Holdings, Inc. (a)	1,125	25,470
Matador Resources Co.	2,012	114,402
Match Group, Inc. (a)	729	26,609
Matson, Inc.	655	71,788
Mattel, Inc. (a)	409	7,722
Matterport, Inc. (a)	20,979	56,434
MaxCyte, Inc. (a)	5,004	23,519
Maxeon Solar Technologies Ltd. (a) (b)	2,537	18,190
MaxLinear, Inc. (a)	344	8,177
MBIA, Inc. (a)	936	5,728
McCormick & Co., Inc.	11,195	765,962
McDonald's Corp.	6,124	1,815,827
McKesson Corp.	3,198	1,480,610
MediaAlpha, Inc. Class A (a) (b)	435	4,850
Medifast, Inc.	490	32,938
Medtronic PLC	20,794	1,713,010
Merchants Bancorp	1,669	71,066
Merck & Co., Inc.	25,704	2,802,250
MeridianLink, Inc. (a)	182	4,508
Meta Platforms, Inc. Class A (a)	20,568	7,280,249
MetLife, Inc.	19,109	1,263,678
Metropolitan Bank Holding Corp. (a)	100	5,538
MGP Ingredients, Inc. (b)	77	7,586
Micron Technology, Inc.	5,451	465,188
Microsoft Corp.	63,545	23,895,462
MicroStrategy, Inc. Class A (a) (b)	100	63,162
Microvast Holdings, Inc. (a) (b)	12,753	17,854
MicroVision, Inc. (a) (b)	2,754	7,326
MidWestOne Financial Group, Inc.	285	7,669
MiMedx Group, Inc. (a)	1,215	10,656
Mitek Systems, Inc. (a)	4,450	58,028
Model N, Inc. (a)	314	8,456
Moderna, Inc. (a)	2,885	286,913
Modine Manufacturing Co. (a)	3,155	188,353
Monarch Casino & Resort, Inc.	790	54,628
Monday.com Ltd. (a)	261	49,018
Mondelez International, Inc. Class A	6,424	465,290
MongoDB, Inc. (a)	593	242,448
Monolithic Power Systems, Inc.	100	63,078
Montauk Renewables, Inc. (a)	2,908	25,910
Montrose Environmental Group, Inc. (a)	833	26,764
Morgan Stanley	18,604	1,734,823
Morphic Holding, Inc. (a)	100	2,888
Mosaic Co.	5,903	210,914
MP Materials Corp. (a) (b)	101	2,005
MRC Global, Inc. (a)	5,696	62,713
Multiplan Corp. (a) (b)	3,167	4,560
N-able, Inc. (a)	587	7,778

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Napco Security Technologies, Inc.	730	$25,003
Natera, Inc. (a)	150	9,396
National Beverage Corp. (a)	344	17,104
National Vision Holdings, Inc. (a)	470	9,837
Navitas Semiconductor Corp. (a)	4,572	36,896
nCino, Inc. (a)	259	8,710
Neogen Corp. (a)	1,039	20,894
NeoGenomics, Inc. (a)	2,408	38,961
Nestle SA	24,514	2,840,088
NetApp, Inc.	6,424	566,340
Netflix, Inc. (a)	3,562	1,734,267
Newmont Corp.	6,424	265,889
Newmont Corp. CDI	4,103	170,053
News Corp. Class A	3,360	82,488
NexPoint Residential Trust, Inc. REIT	11,980	412,471
NextDecade Corp. (a) (b)	2,122	10,122
Nextdoor Holdings, Inc. (a)	3,317	6,269
NextEra Energy, Inc.	25,810	1,567,699
NIKE, Inc. Class B	18,881	2,049,910
Nikola Corp. (a) (b)	15,277	13,364
nLight, Inc. (a)	3,913	52,825
NMI Holdings, Inc. Class A (a)	251	7,450
Norfolk Southern Corp.	5,035	1,190,173
Northrop Grumman Corp.	2,610	1,221,845
Norwegian Cruise Line Holdings Ltd. (a)	1,290	25,852
NOV, Inc.	2,845	57,697
Novavax, Inc. (a) (b)	2,621	12,581
Novocure Ltd. (a)	1,057	15,781
NOW, Inc. (a)	740	8,377
Nucor Corp.	830	144,453
NuScale Power Corp. (a) (b)	202	665
Nuvalent, Inc. Class A (a)	310	22,813
nVent Electric PLC	479	28,304
NVIDIA Corp.	21,246	10,521,444
Occidental Petroleum Corp.	7,654	457,020
Oceaneering International, Inc. (a)	4,781	101,740
Okta, Inc. (a)	958	86,728
Old Dominion Freight Line, Inc.	100	40,533
Olema Pharmaceuticals, Inc. (a)	202	2,834
Olo, Inc. Class A (a)	1,045	5,977
Olympic Steel, Inc.	100	6,670
ON Semiconductor Corp. (a)	1,559	130,223
OneSpan, Inc. (a)	721	7,729
Open Lending Corp. Class A (a)	1,304	11,097
Opendoor Technologies, Inc. (a)	12,945	57,994
Oracle Corp.	19,298	2,034,588
OraSure Technologies, Inc. (a)	2,709	22,214
O'Reilly Automotive, Inc. (a)	1,419	1,348,164
Security Description	Shares	Value
Organon & Co.	2,286	$32,964
Ormat Technologies, Inc.	1,225	92,843
Oscar Health, Inc. Class A (a)	1,454	13,304
Otis Worldwide Corp.	3,217	287,825
Ovintiv, Inc.	101	4,436
Owens & Minor, Inc. (a)	3,602	69,411
Pacific Biosciences of California, Inc. (a) (b)	6,190	60,724
PagerDuty, Inc. (a)	305	7,061
Palantir Technologies, Inc. Class A (a)	15,250	261,842
Palo Alto Networks, Inc. (a)	1,960	577,965
Palomar Holdings, Inc. (a)	1,129	62,659
Par Pacific Holdings, Inc. (a)	342	12,439
PAR Technology Corp. (a) (b)	508	22,118
Paragon 28, Inc. (a)	518	6,439
Paramount Global Class B	12,504	184,934
Parker-Hannifin Corp.	1,933	890,533
Pathward Financial, Inc.	875	46,314
Patterson-UTI Energy, Inc.	5,837	63,040
Paymentus Holdings, Inc. Class A (a)	2,625	46,909
Payoneer Global, Inc. (a)	3,438	17,912
PayPal Holdings, Inc. (a)	13,692	840,826
PBF Energy, Inc. Class A	2,485	109,241
PDF Solutions, Inc. (a)	310	9,963
Peabody Energy Corp.	1,792	43,581
Peakstone Realty Trust REIT (b)	305	6,079
Peapack-Gladstone Financial Corp.	1,125	33,547
Peloton Interactive, Inc. Class A (a)	6,335	38,580
Penn Entertainment, Inc. (a)	804	20,921
Pennant Group, Inc. (a)	1,802	25,084
PennyMac Financial Services, Inc.	251	22,181
Pentair PLC	479	34,828
Penumbra, Inc. (a)	285	71,689
PepsiCo, Inc.	12,824	2,178,028
PetIQ, Inc. (a)	1,110	21,923
Pfizer, Inc.	55,371	1,594,131
PG&E Corp.	1,316	23,727
Phathom Pharmaceuticals, Inc. (a) (b)	2,103	19,200
Philip Morris International, Inc.	12,874	1,211,186
Phillips 66	3,190	424,717
Phreesia, Inc. (a)	2,928	67,783
Piedmont Lithium, Inc. (a)	472	13,325
Pinterest, Inc. Class A (a)	3,871	143,382
Pioneer Natural Resources Co.	4,354	979,128
Planet Labs PBC (a) (b)	9,483	23,423
Playstudios, Inc. (a)	5,030	13,631
Plug Power, Inc. (a) (b)	10,123	45,553
PNC Financial Services Group, Inc.	6,424	994,756
PotlatchDeltic Corp. REIT	1,149	56,416

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Powell Industries, Inc.	410	$36,244
PPL Corp.	19,333	523,924
Preformed Line Products Co.	205	27,441
Premier Financial Corp.	251	6,049
Privia Health Group, Inc. (a)	243	5,596
PROCEPT BioRobotics Corp. (a)	409	17,141
Procter & Gamble Co.	22,576	3,308,287
PROG Holdings, Inc. (a)	615	19,010
Progressive Corp.	5,254	836,857
Prologis, Inc. REIT	15,657	2,087,078
PROS Holdings, Inc. (a)	587	22,770
Protagonist Therapeutics, Inc. (a)	730	16,739
Prudential Financial, Inc.	9,666	1,002,461
PTC Therapeutics, Inc. (a)	1,605	44,234
Public Service Enterprise Group, Inc.	12,874	787,245
Public Storage REIT	5,224	1,593,320
PubMatic, Inc. Class A (a)	711	11,596
Pulmonx Corp. (a)	1,813	23,116
PureCycle Technologies, Inc. (a) (b)	3,936	15,941
Q2 Holdings, Inc. (a)	1,213	52,656
QUALCOMM, Inc.	13,012	1,881,926
Quanex Building Products Corp.	715	21,858
Quanterix Corp. (a)	820	22,419
QuantumScape Corp. (a) (b)	6,529	45,377
QuidelOrtho Corp. (a)	101	7,444
QuinStreet, Inc. (a)	1,132	14,512
Radius Health, Inc. (a)	3,672	294
RadNet, Inc. (a)	1,040	36,161
Ramaco Resources, Inc. Class A	1,454	24,980
Range Resources Corp.	486	14,794
Ranpak Holdings Corp. (a)	7,078	41,194
RAPT Therapeutics, Inc. (a)	1,863	46,296
REC Silicon ASA (a)	22,359	30,823
Recursion Pharmaceuticals, Inc. Class A (a) (b)	3,912	38,572
Redfin Corp. (a) (b)	5,922	61,115
Regency Centers Corp. REIT	534	35,778
Regeneron Pharmaceuticals, Inc. (a)	949	833,497
REGENXBIO, Inc. (a)	229	4,111
Remitly Global, Inc. (a)	3,056	59,348
Repay Holdings Corp. (a)	3,852	32,896
Repligen Corp. (a)	227	40,815
Resideo Technologies, Inc. (a)	1,249	23,506
Retail Opportunity Investments Corp. REIT	53,157	745,793
Revance Therapeutics, Inc. (a)	3,692	32,453
REVOLUTION Medicines, Inc. (a)	456	13,078
Revolve Group, Inc. (a)	2,646	43,871
Security Description	Shares	Value
Rhythm Pharmaceuticals, Inc. (a)	1,996	$91,756
Riley Exploration Permian, Inc.	100	2,724
RingCentral, Inc. Class A (a)	830	28,179
Riot Platforms, Inc. (a)	4,909	75,942
Rivian Automotive, Inc. Class A (a) (b)	7,637	179,164
RLJ Lodging Trust REIT	3,105	36,391
ROBLOX Corp. Class A (a)	2,937	134,280
Roche Holding AG	6,308	1,832,479
Rocket Cos., Inc. Class A (a)	1,225	17,738
Rocket Lab USA, Inc. (a)	8,714	48,188
Rocket Pharmaceuticals, Inc. (a)	1,689	50,619
Roivant Sciences Ltd. (a)	3,167	35,565
Roku, Inc. (a)	977	89,552
Ross Stores, Inc.	9,786	1,354,285
Rover Group, Inc. (a)	1,215	13,219
Royal Caribbean Cruises Ltd. (a)	1,190	154,093
RPT Realty REIT	1,695	21,747
RTX Corp.	21,629	1,819,864
RxSight, Inc. (a)	227	9,153
S&P Global, Inc.	3,686	1,623,757
Sabre Corp. (a)	3,853	16,953
Safehold, Inc. REIT (b)	1,372	32,105
Salesforce, Inc. (a)	11,872	3,123,998
Sana Biotechnology, Inc. (a)	1,458	5,949
Sanofi SA	9,272	919,350
Sarepta Therapeutics, Inc. (a)	490	47,251
Schlumberger NV	13,107	682,088
Schneider Electric SE	6,590	1,323,294
Scholar Rock Holding Corp. (a)	4,320	81,216
Schrodinger, Inc. (a) (b)	1,213	43,425
Seagate Technology Holdings PLC	5,124	437,436
Select Water Solutions, Inc.	15,846	120,271
SEMrush Holdings, Inc. Class A (a) (b)	4,516	61,689
SentinelOne, Inc. Class A (a)	554	15,202
Seritage Growth Properties Class A (a)	51	477
Service Properties Trust REIT	2,087	17,823
ServiceNow, Inc. (a)	1,229	868,276
Sharecare, Inc. (a) (b)	8,916	9,629
Shenandoah Telecommunications Co.	285	6,162
Sherwin-Williams Co.	101	31,502
Shift4 Payments, Inc. Class A (a)	780	57,985
Shoals Technologies Group, Inc. Class A (a)	1,856	28,842
Shockwave Medical, Inc. (a)	251	47,831
Shyft Group, Inc.	305	3,727
SI-BONE, Inc. (a)	990	20,780
SIGA Technologies, Inc. (b)	2,606	14,594

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Simon Property Group, Inc. REIT	6,424	$916,319
Simulations Plus, Inc.	1,033	46,227
Sinch AB (a) (b) (c)	3,476	12,938
SiteOne Landscape Supply, Inc. (a)	205	33,312
SiTime Corp. (a)	101	12,330
Skyline Champion Corp. (a)	1,521	112,949
Sleep Number Corp. (a)	2,104	31,202
SM Energy Co.	243	9,409
SmartRent, Inc. (a) (b)	7,927	25,287
Smartsheet, Inc. Class A (a)	899	42,990
Smith & Wesson Brands, Inc.	587	7,960
Snap One Holdings Corp. (a) (b)	668	5,952
Snap, Inc. Class A (a)	8,352	141,399
Snowflake, Inc. Class A (a)	2,117	421,283
SoFi Technologies, Inc. (a) (b)	8,509	84,665
SolarEdge Technologies, Inc. (a) (b)	286	26,770
SomaLogic, Inc. (a)	8,991	22,747
Sonos, Inc. (a)	2,550	43,707
Sotera Health Co. (a) (b)	655	11,037
SoundHound AI, Inc. Class A (a)	2,016	4,274
Southern Co.	6,424	450,451
Spirit AeroSystems Holdings, Inc. Class A (a)	917	29,142
Splunk, Inc. (a)	250	38,087
Sprinklr, Inc. Class A (a)	1,134	13,653
Sprout Social, Inc. Class A (a) (b)	956	58,737
Squarespace, Inc. Class A (a)	409	13,501
STAAR Surgical Co. (a)	436	13,608
Star Group LP	2,577	29,713
Starbucks Corp.	18,171	1,744,598
State Street Corp. (g)	6,424	497,603
Stellantis NV	27,077	632,609
Stem, Inc. (a) (b)	13,937	54,076
Stitch Fix, Inc. Class A (a)	8,028	28,660
Stryker Corp.	4,123	1,234,674
Summit Hotel Properties, Inc. REIT	3,307	22,223
Sun Country Airlines Holdings, Inc. (a)	343	5,395
Sunnova Energy International, Inc. (a) (b)	2,283	34,816
SunPower Corp. (a) (b)	7,005	33,834
Sunrun, Inc. (a)	2,508	49,232
Super Micro Computer, Inc. (a)	327	92,953
Surgery Partners, Inc. (a) (b)	285	9,117
Swiss Re AG	6,075	682,531
Synchrony Financial	7,166	273,670
Syndax Pharmaceuticals, Inc. (a)	1,195	25,824
Synopsys, Inc. (a)	454	233,769
Sysco Corp.	12,874	941,476
Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	150	$24,143
Tandem Diabetes Care, Inc. (a)	578	17,097
Tango Therapeutics, Inc. (a) (b)	2,276	22,532
Tapestry, Inc.	6,157	226,639
Target Corp.	6,424	914,906
Target Hospitality Corp. (a) (b)	243	2,364
TE Connectivity Ltd.	8,471	1,190,175
TechTarget, Inc. (a)	5,356	186,710
Teladoc Health, Inc. (a)	3,414	73,572
Tellurian, Inc. (a) (b)	7,122	5,381
Tesla, Inc. (a)	24,607	6,114,347
Texas Instruments, Inc.	15,319	2,611,277
TG Therapeutics, Inc. (a) (b)	4,054	69,242
Thermo Fisher Scientific, Inc.	5,817	3,087,605
Thermon Group Holdings, Inc. (a)	2,488	81,034
Thor Industries, Inc.	100	11,825
Titan Machinery, Inc. (a)	1,040	30,035
TJX Cos., Inc.	23,029	2,160,350
T-Mobile U.S., Inc.	2,239	358,979
Toast, Inc. Class A (a)	3,131	57,172
Trade Desk, Inc. Class A (a)	3,511	252,652
Traeger, Inc. (a)	1,454	3,969
Trane Technologies PLC	3,718	906,820
Transcat, Inc. (a)	205	22,413
TransMedics Group, Inc. (a)	2,045	161,412
Transocean Ltd. (a) (b)	2,119	13,456
Travelers Cos., Inc.	6,424	1,223,708
Treace Medical Concepts, Inc. (a)	895	11,411
Trex Co., Inc. (a)	1,017	84,197
Triumph Financial, Inc. (a)	757	60,696
Triumph Group, Inc. (a)	3,692	61,213
TrueBlue, Inc. (a)	305	4,679
Trupanion, Inc. (a) (b)	227	6,926
Turning Point Brands, Inc.	101	2,658
Twilio, Inc. Class A (a)	1,029	78,070
Twist Bioscience Corp. (a)	1,714	63,178
Tyson Foods, Inc. Class A	9,915	532,931
U.S. Bancorp	19,542	845,778
U.S. Lime & Minerals, Inc.	100	23,035
Uber Technologies, Inc. (a)	12,337	759,589
UiPath, Inc. Class A (a)	2,672	66,372
Ultra Clean Holdings, Inc. (a)	344	11,744
UMH Properties, Inc. REIT	36,908	565,431
Union Pacific Corp.	8,561	2,102,753
United Parcel Service, Inc. Class B	6,424	1,010,046
UnitedHealth Group, Inc.	9,309	4,900,909
Uniti Group, Inc. REIT	604	3,491
Unity Software, Inc. (a) (b)	2,775	113,470
Universal Corp.	229	15,416
Universal Logistics Holdings, Inc.	1,325	37,126
Upstart Holdings, Inc. (a) (b)	1,314	53,690

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Upwork, Inc. (a)	2,397	$35,643
Uranium Energy Corp. (a) (b)	3,505	22,432
UWM Holdings Corp. (b)	3,020	21,593
Valero Energy Corp.	6,363	827,190
Varonis Systems, Inc. (a)	504	22,821
Vaxcyte, Inc. (a)	185	11,618
Vector Group Ltd.	38,072	429,452
Veeva Systems, Inc. Class A (a)	202	38,889
Veracyte, Inc. (a)	466	12,820
Veralto Corp.	3,336	274,419
Veris Residential, Inc. REIT	285	4,483
Verizon Communications, Inc.	22,031	830,569
Vertex Pharmaceuticals, Inc. (a)	834	339,346
Vertex, Inc. Class A (a)	2,418	65,141
Vertiv Holdings Co. Class A	4,342	208,546
Verve Therapeutics, Inc. (a)	1,014	14,135
Viad Corp. (a)	717	25,955
Viatris, Inc.	8,119	87,929
Vicor Corp. (a)	997	44,805
Victoria's Secret & Co. (a)	638	16,933
Viking Therapeutics, Inc. (a)	730	13,585
Vimeo, Inc. (a)	7,841	30,737
Vir Biotechnology, Inc. (a)	725	7,294
Virgin Galactic Holdings, Inc. (a)	12,923	31,661
Viridian Therapeutics, Inc. (a)	1,454	31,668
Visa, Inc. Class A	17,680	4,602,988
Vishay Precision Group, Inc. (a)	1,125	38,329
Vista Outdoor, Inc. (a)	1,642	48,554
Vita Coco Co., Inc. (a) (b)	940	24,111
Vital Energy, Inc. (a)	445	20,243
Vital Farms, Inc. (a)	992	15,564
Vizio Holding Corp. Class A (a)	1,530	11,781
Vobile Group Ltd. (a) (b)	40,432	12,479
Vontier Corp.	2,502	86,444
Walgreens Boots Alliance, Inc.	12,874	336,140
Walmart, Inc.	12,824	2,021,704
Walt Disney Co.	20,452	1,846,611
Warby Parker, Inc. Class A (a)	1,401	19,754
Warner Bros Discovery, Inc. (a)	18,495	210,473
Waste Management, Inc.	8,054	1,442,471
Wayfair, Inc. Class A (a) (b)	994	61,330
Weave Communications, Inc. (a)	2,939	33,710
Wells Fargo & Co.	46,171	2,272,537
Western Digital Corp. (a)	8,025	420,269
Whitestone REIT	3,065	37,669
Williams Cos., Inc.	11,717	408,103
Winnebago Industries, Inc.	305	22,228
WK Kellogg Co.	1,607	21,116
Wolfspeed, Inc. (a) (b)	344	14,967
Workday, Inc. Class A (a)	554	152,937
World Acceptance Corp. (a)	305	39,812
WW International, Inc. (a)	908	7,945
Security Description	Shares	Value
Xenia Hotels & Resorts, Inc. REIT	655	$8,921
XPO, Inc. (a)	470	41,167
Xponential Fitness, Inc. Class A (a)	587	7,566
YETI Holdings, Inc. (a)	1,410	73,010
Yext, Inc. (a)	3,304	19,461
Yum! Brands, Inc.	6,424	839,360
Zentalis Pharmaceuticals, Inc. (a)	259	3,924
Zeta Global Holdings Corp. Class A (a)	3,168	27,942
Zillow Group, Inc. Class C (a)	1,058	61,216
Zoetis, Inc.	4,168	822,638
Zoom Video Communications, Inc. Class A (a)	1,919	137,995
ZoomInfo Technologies, Inc. (a)	1,701	31,451
Zscaler, Inc. (a)	823	182,344
Zuora, Inc. Class A (a)	809	7,605
		425,525,160
ZAMBIA — 0.0% (e)
First Quantum Minerals Ltd.	5,277	43,421
TOTAL COMMON STOCKS (Cost $630,754,181)		674,794,806

PREFERRED STOCKS — 0.0% (e)
GERMANY — 0.0% (e)
Dr Ing hc F Porsche AG 1.26% (c) (Cost $95,580)	1,014	89,497
RIGHTS — 0.0% (e)
INDIA — 0.0% (e)
Lloyds Engineering Works Ltd. (expiring 01/10/24) (a) (Cost $0)	4,176	1,164
WARRANTS — 0.0%
AUSTRALIA — 0.0%
PointsBet Holdings Ltd. (expiring 07/08/24) (a) (b)	439	—
UNITED STATES — 0.0%
Cassava Sciences, Inc. (expiring 11/15/24) (a)	122	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (h) (i)	1,295,883	1,296,402

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g) (j)	13,392,849	$13,392,849
TOTAL SHORT-TERM INVESTMENTS (Cost $14,689,325)		14,689,251
TOTAL INVESTMENTS — 101.6% (Cost $645,540,869)		689,574,718
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(11,181,328)
NET ASSETS — 100.0%		$678,393,390
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $11,154, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2023.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	8	03/15/2024	$395,549	$413,480	$17,931
MSCI EAFE Index (long)	9	03/15/2024	976,810	1,013,580	36,770
E-mini S&P 500 Index (long)	7	03/15/2024	1,629,310	1,687,000	57,690
E-mini Russell 2000 Index (long)	2	03/15/2024	189,623	204,770	15,147
					$127,538

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$673,100,868	$1,682,784	$11,154	$674,794,806
Preferred Stocks	89,497	—	—	89,497
Rights	1,164	—	—	1,164
Warrants	—	0(a)	—	0
Short-Term Investments	14,689,251	—	—	14,689,251
TOTAL INVESTMENTS	$687,880,780	$1,682,784	$11,154	$689,574,718
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$127,538	$—	$—	$127,538
TOTAL OTHER FINANCIAL INSTRUMENTS:	$127,538	$—	$—	$127,538
(a)	The Fund held Level 2 securities that were valued at $0 at December 31, 2023.
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	21.5%
Financials	15.7
Industrials	11.8
Health Care	11.7
Consumer Discretionary	11.3
Communication Services	7.0
Consumer Staples	6.5
Energy	4.7
Materials	4.5
Real Estate	2.5
Utilities	2.3
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	6,372	$426,669	$7,390	$3,626	$121	$67,049	6,424	$497,603	$4,433
State Street Institutional Liquid Reserves Fund, Premier Class	1,277,492	1,277,748	9,944,925	9,925,843	(372)	(56)	1,295,883	1,296,402	17,089
State Street Navigator Securities Lending Portfolio II	18,339,479	18,339,479	16,928,255	21,874,885	—	—	13,392,849	13,392,849	40,097
Total		$20,043,896	$26,880,570	$31,804,354	$(251)	$66,993		$15,186,854	$61,619
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.3%
ANZ Group Holdings Ltd.	19,182	$339,263
ASX Ltd.	876	37,693
Cochlear Ltd.	280	57,063
Commonwealth Bank of Australia (a)	5,584	425,985
Dexus REIT (a)	60,077	314,830
Goodman Group REIT	25,035	432,190
GPT Group REIT	25,755	81,543
Macquarie Group Ltd.	721	90,341
Medibank Pvt Ltd.	16,780	40,761
Mineral Resources Ltd. (a)	2,387	114,014
National Australia Bank Ltd.	6,350	133,021
Pilbara Minerals Ltd. (a)	10,405	28,044
QBE Insurance Group Ltd.	9,858	99,621
REA Group Ltd. (a)	363	44,870
Scentre Group REIT	39,854	81,311
Stockland REIT	9,237	28,048
Suncorp Group Ltd.	17,523	165,602
Transurban Group Stapled Security	60,548	566,428
Treasury Wine Estates Ltd.	3,876	28,511
Vicinity Ltd. REIT	25,483	35,472
Wesfarmers Ltd.	5,079	197,681
		3,342,292
AUSTRIA — 0.1%
Verbund AG	3,611	335,266
BELGIUM — 0.2%
Anheuser-Busch InBev SA	1,327	85,636
Elia Group SA	2,231	279,225
Groupe Bruxelles Lambert NV	363	28,558
KBC Group NV	1,346	87,309
UCB SA	748	65,193
		545,921
BRAZIL — 1.1%
B3 SA - Brasil Bolsa Balcao	37,411	112,057
Banco BTG Pactual SA	11,156	86,375
BB Seguridade Participacoes SA	28,451	197,088
CCR SA	76,622	223,670
Hapvida Participacoes e Investimentos SA (b) (c)	32,294	29,584
Hypera SA	7,647	56,279
Localiza Rent a Car SA	10,050	131,584
Lojas Renner SA	30,441	109,166
Magazine Luiza SA (c)	51,737	23,006
MercadoLibre, Inc. (c)	226	355,168
Natura & Co. Holding SA (c)	9,476	32,948
Raia Drogasil SA	10,770	65,184
TIM SA	17,456	64,432
WEG SA	32,446	246,538
Security Description	Shares	Value
Wheaton Precious Metals Corp. (a)	23,943	$1,186,982
		2,920,061
CANADA — 3.4%
Agnico Eagle Mines Ltd.	4,647	256,033
Bank of Montreal	20	1,989
BCE, Inc. (a)	4,437	175,548
Canadian Imperial Bank of Commerce	6,583	318,516
CGI, Inc. (c)	3,501	376,890
Dollarama, Inc. (a)	6,315	457,318
Element Fleet Management Corp.	20,942	342,416
Great-West Lifeco, Inc. (a)	13,068	434,675
Hydro One Ltd. (a) (b)	24,968	751,729
iA Financial Corp., Inc.	1,996	136,735
IGM Financial, Inc. (a)	3,287	87,273
Intact Financial Corp.	1,664	257,260
Ivanhoe Mines Ltd. Class A (a) (c)	7,703	75,067
Manulife Financial Corp. (a)	3,654	81,138
National Bank of Canada (a)	1,541	118,035
Northland Power, Inc. (a)	19,183	350,170
Onex Corp.	4,146	290,937
Pan American Silver Corp. (a)	3,026	49,638
Power Corp. of Canada (a)	13,384	384,589
Quebecor, Inc. Class B (a)	3,379	80,772
Restaurant Brands International, Inc. (a)	1,565	122,876
RioCan Real Estate Investment Trust	11,194	158,071
Rogers Communications, Inc. Class B (a)	3,807	179,090
Royal Bank of Canada (a)	12,127	1,232,381
Shopify, Inc. Class A (c)	3,161	247,299
Stantec, Inc.	4,100	330,774
Sun Life Financial, Inc. (a)	7,240	377,319
Thomson Reuters Corp. (a)	2,249	330,425
TMX Group Ltd.	4,705	114,360
Toromont Industries Ltd.	681	59,961
Toronto-Dominion Bank	9,901	642,897
		8,822,181
CHILE — 0.3%
Antofagasta PLC	12,544	268,570
Banco de Chile	559,706	66,329
Falabella SA (c)	36,897	92,952
Lundin Mining Corp. (a)	15,656	128,705
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	4,544	273,956
		830,512
CHINA — 2.9%
Advanced Micro-Fabrication Equipment, Inc. China Class A	1,143	24,656

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Alibaba Group Holding Ltd.	64,624	$625,670
Alibaba Health Information Technology Ltd. (a) (c)	40,000	21,720
Anhui Gujing Distillery Co. Ltd. Class A	700	22,886
Anhui Gujing Distillery Co. Ltd. Class B	4,400	66,942
Anhui Yingjia Distillery Co. Ltd. Class A	3,000	27,929
Baidu, Inc. Class A (c)	9,622	143,063
Beijing Enterprises Water Group Ltd.	304,000	67,741
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	223,600	154,497
Bosideng International Holdings Ltd.	60,000	26,970
Budweiser Brewing Co. APAC Ltd. (b)	11,900	22,280
BYD Co. Ltd. Class A	4,400	122,349
BYD Co. Ltd. Class H (a)	9,000	247,114
China Feihe Ltd. (b)	73,000	39,919
China International Capital Corp. Ltd. Class H (b)	18,000	26,417
China Life Insurance Co. Ltd. Class H	47,000	60,913
China Medical System Holdings Ltd.	24,000	42,538
China Overseas Land & Investment Ltd.	80,000	140,974
China Resources Microelectronics Ltd. Class A	6,010	37,720
China Ruyi Holdings Ltd. (a) (c)	116,000	25,700
China Three Gorges Renewables Group Co. Ltd. Class A	130,300	79,967
China Yangtze Power Co. Ltd. Class A	32,396	106,188
Contemporary Amperex Technology Co. Ltd. Class A	7,460	171,042
CSPC Pharmaceutical Group Ltd.	54,720	50,876
East Buy Holding Ltd. (a) (b) (c)	8,000	28,482
ESR Group Ltd. (b)	151,600	209,678
Eve Energy Co. Ltd. Class A	9,300	55,116
Flat Glass Group Co. Ltd. Class H (a)	13,000	21,943
Ganfeng Lithium Group Co. Ltd. Class H (b)	6,600	24,934
Gotion High-tech Co. Ltd. Class A (c)	8,100	24,457
Greentown China Holdings Ltd. (a)	23,500	23,926
Hainan Airport Infrastructure Co. Ltd. Class A (c)	52,000	27,020
Hansoh Pharmaceutical Group Co. Ltd. (b)	18,000	36,329
Huadong Medicine Co. Ltd. Class A	5,900	34,353
Security Description	Shares	Value
JA Solar Technology Co. Ltd. Class A	15,116	$43,985
JD Health International, Inc. (b) (c)	17,300	86,627
Jiangsu King's Luck Brewery JSC Ltd. Class A	5,700	39,024
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,500	23,151
Kingdee International Software Group Co. Ltd. (a) (c)	131,000	190,916
Kweichow Moutai Co. Ltd. Class A	702	170,161
Li Auto, Inc. Class A (c)	4,768	89,821
LONGi Green Energy Technology Co. Ltd. Class A	34,532	111,056
Luzhou Laojiao Co. Ltd. Class A	2,300	57,954
Meituan Class B (b) (c)	20,048	210,273
Montage Technology Co. Ltd. Class A	3,086	25,466
NARI Technology Co. Ltd. Class A	36,528	114,499
National Silicon Industry Group Co. Ltd. Class A (c)	12,507	30,422
NetEase, Inc.	6,700	120,639
NIO, Inc. ADR (c)	7,210	65,395
Nongfu Spring Co. Ltd. Class H (a) (b)	11,200	64,760
NXP Semiconductors NV	130	29,858
PDD Holdings, Inc. ADR (c)	1,450	212,149
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	10,100	22,972
Prosus NV	10,028	298,924
Qifu Technology, Inc. ADR	1,392	22,021
Sanan Optoelectronics Co. Ltd. Class A	22,700	44,153
Shanghai Baosight Software Co. Ltd. Class A	8,144	55,814
Shanghai Baosight Software Co. Ltd. Class B	45,740	96,969
Shanghai Putailai New Energy Technology Co. Ltd. Class A	9,135	26,851
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,600	51,845
Shenzhen Inovance Technology Co. Ltd. Class A	5,100	45,223
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	600	24,487
Sichuan Chuantou Energy Co. Ltd. Class A	20,300	43,105
Sungrow Power Supply Co. Ltd. Class A	6,800	83,646
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	18,450	40,524
Tencent Holdings Ltd.	23,984	901,794
Tianqi Lithium Corp. Class A	3,200	25,072

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Tongwei Co. Ltd. Class A	20,500	$72,061
Topsports International Holdings Ltd. (b)	100,000	77,863
TravelSky Technology Ltd. Class H	35,000	60,511
Trip.com Group Ltd. (c)	2,858	101,604
Unisplendour Corp. Ltd. Class A (c)	13,000	35,327
Weibo Corp. ADR	1,943	21,276
Wuliangye Yibin Co. Ltd. Class A	2,700	53,203
WuXi AppTec Co. Ltd. Class A	2,400	24,524
Wuxi Biologics Cayman, Inc. (b) (c)	9,500	36,012
Xinyi Solar Holdings Ltd.	372,000	217,239
XPeng, Inc. Class A (a) (c)	8,710	63,246
Yealink Network Technology Corp. Ltd. Class A	5,800	24,070
Yunnan Baiyao Group Co. Ltd. Class A	5,180	35,755
Zai Lab Ltd. ADR (a) (c)	855	23,367
Zangge Mining Co. Ltd. Class A	7,100	25,267
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	900	30,586
Zhejiang Expressway Co. Ltd. Class H	128,960	86,044
Zhuzhou CRRC Times Electric Co. Ltd. Class H	37,400	106,809
ZTE Corp. Class H	50,400	112,566
		7,519,195
CZECH REPUBLIC — 0.0% (d)
Komercni Banka AS	1,431	46,388
DENMARK — 1.6%
Chr Hansen Holding AS	443	37,169
Coloplast AS Class B	244	27,913
Genmab AS (c)	109	34,808
Novo Nordisk AS Class B	15,348	1,587,712
Novozymes AS Class B	11,234	617,771
Tryg AS	1,769	38,508
Vestas Wind Systems AS (c)	52,982	1,682,492
		4,026,373
FINLAND — 0.8%
Kesko OYJ Class B	20,724	410,353
Nokia OYJ (e)	3,749	12,639
Nokia OYJ (e)	10,682	36,155
Nordea Bank Abp	65,784	815,774
Orion OYJ Class B	1,825	79,168
Sampo OYJ Class A	8,135	355,948
Wartsila OYJ Abp	23,045	334,119
		2,044,156
FRANCE — 2.2%
Alstom SA	12,506	168,264
Capgemini SE	306	63,802
Covivio SA REIT	3,628	195,093
Security Description	Shares	Value
Dassault Systemes SE	13,579	$663,527
Edenred SE	1,736	103,823
EssilorLuxottica SA	1,180	236,713
Gecina SA REIT	3,488	424,217
Getlink SE	27,126	496,366
Hermes International SCA	76	161,090
Ipsen SA	272	32,420
Kering SA	262	115,478
Klepierre SA REIT	5,666	154,471
Legrand SA	2,653	275,773
L'Oreal SA	1,153	573,976
LVMH Moet Hennessy Louis Vuitton SE	1,002	811,992
Pernod Ricard SA	1,672	295,054
Remy Cointreau SA	586	74,442
Sartorius Stedim Biotech	111	29,367
Vinci SA	5,399	678,107
Vivendi SE	2,939	31,414
		5,585,389
GERMANY — 1.1%
adidas AG	495	100,699
Allianz SE	1,564	418,011
Beiersdorf AG	383	57,412
Carl Zeiss Meditec AG	339	37,013
Deutsche Boerse AG	478	98,476
Infineon Technologies AG	1,947	81,299
Knorr-Bremse AG	3,580	232,533
LEG Immobilien SE (c)	788	69,045
Merck KGaA	536	85,321
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	412	170,714
SAP SE	6,023	928,003
Sartorius AG Preference Shares	157	57,787
Siemens AG	1,006	188,828
Siemens Healthineers AG (b)	2,521	146,482
Vonovia SE	8,056	253,979
Zalando SE (b) (c)	1,009	23,908
		2,949,510
GREECE — 0.0% (d)
Jumbo SA	1,960	54,388
HONG KONG — 0.4%
AIA Group Ltd.	48,200	420,054
China Common Rich Renewable Energy Investments Ltd. (a) (c) (f)	24,000	—
Henderson Land Development Co. Ltd.	91,000	280,276
Hong Kong Exchanges & Clearing Ltd.	5,533	189,900
Prudential PLC	3,981	45,025
Sino Biopharmaceutical Ltd.	54,750	24,330
		959,585

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
INDIA — 1.8%
ABB India Ltd.	1,915	$107,582
Adani Green Energy Ltd. (c)	24,038	461,326
Asian Paints Ltd.	753	30,788
AU Small Finance Bank Ltd. (b)	6,059	57,333
Avenue Supermarts Ltd. (b) (c)	695	34,098
Bajaj Finance Ltd.	942	82,952
Bajaj Finserv Ltd.	3,717	75,301
Bajaj Holdings & Investment Ltd.	1,099	101,358
Bharat Electronics Ltd.	114,252	252,906
Bharti Airtel Ltd.	3,626	44,978
Cholamandalam Investment & Finance Co. Ltd.	2,504	37,909
Colgate-Palmolive India Ltd.	1,392	42,317
Dabur India Ltd.	9,685	64,851
Divi's Laboratories Ltd.	623	29,227
DLF Ltd.	17,758	155,015
Godrej Properties Ltd. (c)	4,692	113,523
Havells India Ltd.	10,978	180,467
HCL Technologies Ltd.	4,128	72,729
HDFC Asset Management Co. Ltd. (b)	4,373	168,427
HDFC Bank Ltd.	20,517	421,429
HDFC Life Insurance Co. Ltd. (b)	3,460	26,890
Hindustan Unilever Ltd.	2,983	95,496
Infosys Ltd. ADR (a)	16,052	295,036
Kotak Mahindra Bank Ltd.	3,032	69,524
PI Industries Ltd.	2,064	87,207
SBI Life Insurance Co. Ltd. (b)	1,962	33,778
Sun Pharmaceutical Industries Ltd.	6,404	96,925
Suzlon Energy Ltd. (c)	513,281	235,626
Tata Consultancy Services Ltd.	6,324	288,287
Tata Consumer Products Ltd.	3,791	49,512
Tata Elxsi Ltd.	995	104,666
Tech Mahindra Ltd.	5,804	88,765
Titan Co. Ltd.	1,210	53,444
Torrent Pharmaceuticals Ltd.	3,358	93,038
Trent Ltd.	8,918	327,398
Wipro Ltd. ADR (a)	32,691	182,089
Zomato Ltd. (c)	30,583	45,463
		4,707,660
INDONESIA — 0.1%
Bank Central Asia Tbk. PT	91,900	56,106
Merdeka Copper Gold Tbk. PT (c)	731,749	128,318
		184,424
IRELAND — 0.2%
Kingspan Group PLC	6,824	590,990
ISRAEL — 0.1%
Azrieli Group Ltd.	1,126	73,235
Bank Hapoalim BM	5,165	46,631
Security Description	Shares	Value
Nice Ltd. (c)	325	$65,805
		185,671
ITALY — 0.5%
Amplifon SpA	2,114	73,186
Davide Campari-Milano NV	4,321	48,758
DiaSorin SpA	251	25,852
FinecoBank Banca Fineco SpA	3,152	47,301
Mediobanca Banca di Credito Finanziario SpA	13,017	161,119
Moncler SpA	498	30,642
Recordati Industria Chimica e Farmaceutica SpA	1,334	71,956
Terna - Rete Elettrica Nazionale	106,757	890,837
		1,349,651
JAPAN — 5.4%
Advantest Corp.	1,500	51,039
Asahi Intecc Co. Ltd.	1,400	28,486
Astellas Pharma, Inc.	22,100	264,297
Azbil Corp.	8,700	287,943
Central Japan Railway Co.	34,300	871,976
Chugai Pharmaceutical Co. Ltd.	11,900	450,914
Daiichi Sankyo Co. Ltd.	9,600	263,663
Daito Trust Construction Co. Ltd.	400	46,390
East Japan Railway Co.	22,900	1,320,429
Eisai Co. Ltd.	1,000	50,021
FANUC Corp.	30,300	891,290
Fast Retailing Co. Ltd.	1,200	297,829
FUJIFILM Holdings Corp.	5,400	324,544
Fujitsu Ltd.	400	60,363
Hamamatsu Photonics KK	2,500	102,851
Hikari Tsushin, Inc.	500	82,920
Hoya Corp.	1,400	175,025
Ibiden Co. Ltd.	1,300	72,063
Japan Exchange Group, Inc.	8,000	169,272
Keisei Electric Railway Co. Ltd.	9,800	463,237
Keyence Corp.	800	352,504
Kikkoman Corp.	400	24,497
Koito Manufacturing Co. Ltd.	3,700	57,673
Kubota Corp.	76,200	1,147,216
Kyocera Corp.	40,000	583,913
Kyowa Kirin Co. Ltd.	1,500	25,216
Lasertec Corp.	200	52,731
LY Corp.	9,000	31,900
M3, Inc.	1,500	24,823
MonotaRO Co. Ltd. (a)	2,400	26,208
Murata Manufacturing Co. Ltd.	4,400	93,412
NEC Corp.	3,100	183,608
Nexon Co. Ltd. (a)	1,300	23,694
NIDEC Corp.	1,700	68,673
Nintendo Co. Ltd.	1,300	67,859
NTT Data Group Corp.	1,900	26,941
Obic Co. Ltd.	200	34,466

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Olympus Corp.	5,300	$76,710
Omron Corp.	11,700	546,326
Ono Pharmaceutical Co. Ltd.	15,000	267,698
Oriental Land Co. Ltd.	2,300	85,667
ORIX Corp.	7,100	133,761
Pan Pacific International Holdings Corp.	1,500	35,792
Recruit Holdings Co. Ltd.	4,200	177,646
Renesas Electronics Corp. (c)	3,900	70,514
SBI Holdings, Inc. (a)	7,000	157,497
Shionogi & Co. Ltd.	3,700	178,413
Shiseido Co. Ltd.	2,000	60,321
Shizuoka Financial Group, Inc.	19,700	166,985
SMC Corp.	100	53,738
SoftBank Group Corp.	3,100	138,376
Sony Group Corp.	5,000	475,599
Sysmex Corp.	800	44,591
TDK Corp.	2,000	95,290
Terumo Corp.	5,800	190,152
TIS, Inc.	7,100	156,474
Tokio Marine Holdings, Inc.	8,500	212,771
Tokyo Electron Ltd.	700	125,397
West Japan Railway Co.	16,700	696,643
Yamaha Corp.	1,000	23,103
Yaskawa Electric Corp.	12,700	530,593
Yokogawa Electric Corp.	17,300	329,974
		14,129,917
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC (c)	61,121	101,255
Boubyan Bank KSCP	32,267	63,011
Gulf Bank KSCP	38,192	34,929
National Bank of Kuwait SAKP	117,255	341,175
		540,370
LUXEMBOURG — 0.0% (d)
Eurofins Scientific SE	491	31,990
Reinet Investments SCA	2,931	74,721
		106,711
MALAYSIA — 0.0% (d)
Gamuda Bhd.	58,200	58,137
MEXICO — 0.4%
Banco del Bajio SA (b)	10,342	34,688
Fibra Uno Administracion SA de CV REIT	93,252	168,338
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	4,961	86,840
Grupo Aeroportuario del Sureste SAB de CV Class B	3,444	101,169
Grupo Mexico SAB de CV Class B	35,728	198,699
Promotora y Operadora de Infraestructura SAB de CV	14,422	156,462
Security Description	Shares	Value
Southern Copper Corp.	2,618	$225,331
		971,527
NETHERLANDS — 0.8%
Adyen NV (b) (c)	61	78,610
Akzo Nobel NV	9,865	815,341
ASML Holding NV	1,389	1,045,972
NN Group NV	4,433	175,065
Universal Music Group NV (a)	2,939	83,794
		2,198,782
NEW ZEALAND — 0.2%
Mercury NZ Ltd.	52,780	220,556
Meridian Energy Ltd.	47,384	166,207
Xero Ltd. (c)	764	58,544
		445,307
NORWAY — 0.2%
DNB Bank ASA	16,185	344,236
Gjensidige Forsikring ASA	15,175	280,169
		624,405
POLAND — 0.3%
Bank Polska Kasa Opieki SA	3,471	134,215
Powszechna Kasa Oszczednosci Bank Polski SA (c)	13,479	172,487
Powszechny Zaklad Ubezpieczen SA	17,417	209,372
Santander Bank Polska SA	1,991	247,998
		764,072
PORTUGAL — 0.0% (d)
EDP - Energias de Portugal SA	16,184	81,433
QATAR — 0.2%
Masraf Al Rayan QSC	184,917	131,641
Mesaieed Petrochemical Holding Co.	197,152	95,841
Qatar International Islamic Bank QSC	27,467	79,512
Qatar Islamic Bank SAQ	18,271	104,879
		411,873
ROMANIA — 0.1%
NEPI Rockcastle NV	18,599	128,533
RUSSIA — 0.0%
Alrosa PJSC (f)	15,622	—
Mobile TeleSystems PJSC ADR (c) (f)	3,579	—
Moscow Exchange MICEX-Rates PJSC (f)	29,855	—
Ozon Holdings PLC ADR (c) (f)	328	—
Polyus PJSC GDR (c) (f)	234	—
Sberbank of Russia PJSC (f)	32,012	—
TCS Group Holding PLC GDR (c) (f)	275	—
United Co. RUSAL International PJSC (c) (f)	46,750	—

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
VK IPJSC GDR (c) (f)	1,325	$—
VTB Bank PJSC (c) (f)	12,978,000	—
Yandex NV Class A (c) (f)	733	—
		—
SAUDI ARABIA — 0.9%
Al Rajhi Bank	20,453	474,510
Alinma Bank	20,092	207,617
Arab National Bank	12,316	83,256
Bank AlBilad	17,939	215,029
Bank Al-Jazira (c)	29,250	145,860
Banque Saudi Fransi	10,679	113,909
Dar Al Arkan Real Estate Development Co. (c)	40,153	149,048
Dr Sulaiman Al Habib Medical Services Group Co.	550	41,624
Elm Co.	156	33,904
Etihad Etisalat Co.	7,466	98,352
Jarir Marketing Co.	14,255	59,453
Nahdi Medical Co.	1,857	67,843
Riyad Bank	15,438	117,535
Saudi Awwal Bank	17,323	173,692
Saudi National Bank	20,276	209,248
Saudi Research & Media Group (c)	638	29,059
Saudi Tadawul Group Holding Co.	2,202	107,810
Saudi Telecom Co.	2,792	30,116
		2,357,865
SINGAPORE — 0.4%
CapitaLand Ascendas REIT	146,800	337,203
CapitaLand Integrated Commercial Trust REIT	242,900	379,330
City Developments Ltd.	31,232	157,450
Genting Singapore Ltd.	116,100	88,015
Singapore Exchange Ltd.	6,600	49,183
STMicroelectronics NV	715	35,736
UOL Group Ltd. (a)	11,192	53,283
		1,100,200
SOUTH AFRICA — 0.2%
Capitec Bank Holdings Ltd.	610	67,592
Discovery Ltd.	9,353	73,484
Gold Fields Ltd.	7,564	114,894
Naspers Ltd. Class N	1,179	201,663
		457,633
SOUTH KOREA — 1.0%
Amorepacific Corp.	266	29,948
Celltrion, Inc.	434	67,830
CosmoAM&T Co. Ltd. (c)	1,109	126,839
Coway Co. Ltd.	631	28,025
Ecopro BM Co. Ltd. (c)	1,185	264,990
Ecopro Co. Ltd. (c)	68	34,161
HLB, Inc. (c)	1,007	39,642
Kakao Corp. (c)	756	31,874
KakaoBank Corp. (c)	1,310	28,989
Security Description	Shares	Value
L&F Co. Ltd.	393	$62,250
LG Energy Solution Ltd. (c)	1,103	366,125
LG H&H Co. Ltd.	91	25,083
NAVER Corp.	444	77,223
NH Investment & Securities Co. Ltd.	11,324	90,828
Posco DX Co. Ltd.	793	45,687
Samsung SDI Co. Ltd.	2,583	946,639
SK Biopharmaceuticals Co. Ltd. (c)	435	33,911
SK Hynix, Inc.	1,422	156,233
SK Square Co. Ltd. (c)	2,673	109,170
Yuhan Corp.	784	41,882
		2,607,329
SPAIN — 0.7%
Aena SME SA (b)	847	153,538
Amadeus IT Group SA	2,032	145,633
Corp. ACCIONA Energias Renovables SA	4,996	154,969
EDP Renovaveis SA	17,286	353,734
Industria de Diseno Textil SA	10,214	444,885
Redeia Corp. SA	30,791	507,138
		1,759,897
SWEDEN — 0.7%
Atlas Copco AB Class A	7,912	136,252
Epiroc AB Class A	10,134	203,327
Epiroc AB Class B	4,197	73,463
H & M Hennes & Mauritz AB Class B	5,784	101,368
Hexagon AB Class B	6,343	76,126
Industrivarden AB Class C (a)	1,366	44,499
L E Lundbergforetagen AB Class B	4,568	248,483
Nibe Industrier AB Class B	23,634	166,036
Skandinaviska Enskilda Banken AB Class A	11,681	160,880
Skanska AB Class B	22,079	399,501
Svenska Cellulosa AB SCA Class B	1,684	25,249
Svenska Handelsbanken AB Class A	3,542	38,468
Tele2 AB Class B	10,102	86,747
		1,760,399
SWITZERLAND — 2.9%
ABB Ltd.	47,700	2,113,955
Alcon, Inc.	2,056	160,347
Baloise Holding AG	3,475	544,175
Banque Cantonale Vaudoise	312	40,221
Chocoladefabriken Lindt & Spruengli AG	2	242,381
Geberit AG	575	368,235
Givaudan SA	57	235,951
Julius Baer Group Ltd.	2,173	121,733
Kuehne & Nagel International AG	159	54,747

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Novartis AG	11,874	$1,197,346
Partners Group Holding AG	418	602,429
Sandoz Group AG (c)	2,375	76,359
Sonova Holding AG	272	88,679
Straumann Holding AG	677	109,073
Swiss Life Holding AG	120	83,265
Swiss Prime Site AG	5,821	621,418
Swisscom AG	984	591,581
Zurich Insurance Group AG	672	350,991
		7,602,886
TAIWAN — 1.2%
Accton Technology Corp.	13,000	221,534
Advantech Co. Ltd.	5,499	66,653
Cathay Financial Holding Co. Ltd.	56,712	84,540
Delta Electronics, Inc.	36,000	367,736
E Ink Holdings, Inc.	4,000	25,676
Largan Precision Co. Ltd.	1,000	93,514
MediaTek, Inc.	4,000	132,289
Novatek Microelectronics Corp.	2,000	33,691
Taiwan High Speed Rail Corp.	149,000	149,046
Taiwan Semiconductor Manufacturing Co. Ltd.	85,000	1,642,365
Voltronic Power Technology Corp.	5,000	278,588
		3,095,632
THAILAND — 0.3%
Asset World Corp. PCL	223,400	23,300
Asset World Corp. PCL NVDR	232,600	24,260
Bangkok Expressway & Metro PCL	114,500	26,669
Bangkok Expressway & Metro PCL NVDR	465,400	108,399
BTS Group Holdings PCL	100,200	21,283
BTS Group Holdings PCL NVDR	499,284	106,052
Delta Electronics Thailand PCL	20,700	53,368
Delta Electronics Thailand PCL NVDR	38,900	100,292
Energy Absolute PCL NVDR	127,400	165,164
Krungthai Card PCL NVDR	53,285	67,909
SCB X PCL	3,600	11,180
SCB X PCL NVDR	47,800	148,445
		856,321
TURKEY — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	103,798	158,083
Hektas Ticaret TAS (c)	33,596	22,865
		180,948
UNITED ARAB EMIRATES — 0.1%
Emaar Properties PJSC	20,474	44,151
Multiply Group PJSC (c)	150,265	130,105
		174,256
Security Description	Shares	Value
UNITED KINGDOM — 2.1%
3i Group PLC	49,768	$1,535,985
abrdn PLC	17,148	39,053
Admiral Group PLC	877	30,007
Ashtead Group PLC	4,062	282,835
AstraZeneca PLC	6,511	879,823
AstraZeneca PLC ADR	1,219	82,100
Aviva PLC	34,455	190,934
Barclays PLC	36,855	72,250
Barratt Developments PLC	17,274	123,890
Berkeley Group Holdings PLC	2,201	131,537
Bunzl PLC	3,736	151,929
Coca-Cola Europacific Partners PLC	1,126	75,149
Compass Group PLC	2,947	80,622
Diageo PLC	10,705	389,751
Halma PLC	7,053	205,358
Hargreaves Lansdown PLC	2,694	25,208
HSBC Holdings PLC	6,734	54,555
Informa PLC	18,811	187,334
London Stock Exchange Group PLC	1,052	124,373
Next PLC	1,078	111,560
Ocado Group PLC (c)	4,762	46,039
Pearson PLC	3,345	41,115
Persimmon PLC	1,551	27,464
RELX PLC (e)	3,672	145,581
RELX PLC (e)	1,218	48,195
Schroders PLC	4,768	26,130
Segro PLC REIT	16,537	186,865
Smith & Nephew PLC	4,838	66,516
Taylor Wimpey PLC	17,781	33,332
WPP PLC	2,737	26,273
		5,421,763
UNITED STATES — 62.7%
3M Co.	579	63,296
Abbott Laboratories	5,092	560,476
AbbVie, Inc.	6,142	951,826
Accenture PLC Class A	3,264	1,145,370
Adobe, Inc. (c)	2,108	1,257,633
Advanced Micro Devices, Inc. (c)	4,884	719,950
AECOM	9,976	922,082
Aflac, Inc.	7,557	623,452
Agilent Technologies, Inc.	1,324	184,076
Airbnb, Inc. Class A (c)	985	134,098
Albemarle Corp. (a)	323	46,667
Align Technology, Inc. (c)	345	94,530
Allegion PLC	1,926	244,005
Allstate Corp.	2,155	301,657
Ally Financial, Inc.	1,312	45,815
Alnylam Pharmaceuticals, Inc. (c)	422	80,775
Alphabet, Inc. Class A (c)	17,965	2,509,531
Alphabet, Inc. Class C (c)	28,414	4,004,385
Amazon.com, Inc. (c)	34,611	5,258,795

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
American Express Co.	3,819	$715,451
American Financial Group, Inc.	1,587	188,678
American International Group, Inc.	5,692	385,633
American Tower Corp. REIT	1,613	348,214
Ameriprise Financial, Inc.	851	323,235
AMETEK, Inc.	2,578	425,086
Amgen, Inc.	2,212	637,100
Amphenol Corp. Class A	2,368	234,740
Analog Devices, Inc.	7,599	1,508,857
Annaly Capital Management, Inc. REIT	8,063	156,180
ANSYS, Inc. (c)	140	50,803
Aon PLC Class A	838	243,875
Apollo Global Management, Inc.	3,235	301,470
Apple, Inc.	64,592	12,435,898
Applied Materials, Inc.	2,071	335,647
Arch Capital Group Ltd. (c)	3,663	272,051
Arthur J Gallagher & Co.	745	167,536
Assurant, Inc.	1,185	199,661
Autodesk, Inc. (c)	912	222,054
Automatic Data Processing, Inc.	2,046	476,657
AutoZone, Inc. (c)	94	243,047
AvalonBay Communities, Inc. REIT	1,583	296,369
Avantor, Inc. (c)	4,082	93,192
Axon Enterprise, Inc. (c)	296	76,466
Bank of America Corp.	27,975	941,918
Bank of New York Mellon Corp.	4,853	252,599
Bath & Body Works, Inc.	825	35,607
Baxter International, Inc.	2,120	81,959
Becton Dickinson & Co.	1,453	354,285
Berkshire Hathaway, Inc. Class B (c)	2,331	831,374
Biogen, Inc. (c)	605	156,556
BioMarin Pharmaceutical, Inc. (c)	764	73,665
Bio-Rad Laboratories, Inc. Class A (c)	107	34,549
Bio-Techne Corp.	456	35,185
BlackRock, Inc.	792	642,946
Blackstone, Inc.	3,201	419,075
Block, Inc. CDI (c)	366	29,145
Block, Inc. (c)	942	72,864
Booking Holdings, Inc. (c)	142	503,705
Booz Allen Hamilton Holding Corp.	518	66,257
Boston Properties, Inc. REIT	2,345	164,549
Boston Scientific Corp. (c)	10,512	607,699
Bristol-Myers Squibb Co.	12,918	662,823
Broadcom, Inc.	2,061	2,300,591
Broadridge Financial Solutions, Inc.	1,119	230,234
Brown & Brown, Inc.	1,499	106,594
Brown-Forman Corp. Class B	3,771	215,324
Security Description	Shares	Value
Burlington Stores, Inc. (c)	368	$71,569
Caesars Entertainment, Inc. (c)	531	24,893
Capital One Financial Corp.	2,230	292,398
Carlyle Group, Inc.	929	37,801
Carrier Global Corp.	1,232	70,778
Catalent, Inc. (c)	1,134	50,951
Cboe Global Markets, Inc.	485	86,602
CBRE Group, Inc. Class A (c)	4,188	389,861
CDW Corp.	2,276	517,380
Charles Schwab Corp.	6,934	477,059
Charter Communications, Inc. Class A (c)	582	226,212
Chipotle Mexican Grill, Inc. (c)	55	125,783
Chubb Ltd.	2,482	560,932
Church & Dwight Co., Inc.	1,778	168,128
Cincinnati Financial Corp.	1,336	138,223
Cintas Corp.	134	80,756
Cisco Systems, Inc.	21,081	1,065,012
Clorox Co.	168	23,955
CME Group, Inc.	1,660	349,596
Cognizant Technology Solutions Corp. Class A	3,042	229,762
Comcast Corp. Class A	17,707	776,452
Constellation Brands, Inc. Class A	446	107,821
Cooper Cos., Inc.	180	68,119
Copart, Inc. (c)	2,172	106,428
Corning, Inc.	12,522	381,295
CoStar Group, Inc. (c)	1,052	91,934
Crowdstrike Holdings, Inc. Class A (c)	161	41,107
Crown Castle, Inc. REIT	1,951	224,736
CSL Ltd.	1,688	330,165
Danaher Corp.	2,500	578,350
Darling Ingredients, Inc. (c)	12,143	605,207
Deere & Co.	1,067	426,661
Dexcom, Inc. (c)	1,472	182,660
Digital Realty Trust, Inc. REIT	6,529	878,673
Discover Financial Services	1,565	175,906
DocuSign, Inc. (c)	549	32,638
Dollar Tree, Inc. (c)	1,128	160,232
DoorDash, Inc. Class A (c)	374	36,985
DR Horton, Inc.	1,076	163,530
Eaton Corp. PLC	2,384	574,115
eBay, Inc.	6,630	289,201
Edison International	29,129	2,082,432
Edwards Lifesciences Corp. (c)	4,779	364,399
Electronic Arts, Inc.	233	31,877
Elevance Health, Inc.	1,284	605,483
Eli Lilly & Co.	4,374	2,549,692
Enphase Energy, Inc. (c)	3,883	513,100
EPAM Systems, Inc. (c)	98	29,139
Equifax, Inc.	310	76,660
Equinix, Inc. REIT	1,091	878,680
Equitable Holdings, Inc.	6,546	217,982
Equity Residential REIT	2,972	181,768

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Erie Indemnity Co. Class A	225	$75,357
Essex Property Trust, Inc. REIT	968	240,006
Estee Lauder Cos., Inc. Class A	1,535	224,494
Etsy, Inc. (c)	892	72,297
Everest Group Ltd.	239	84,506
Exact Sciences Corp. (c)	521	38,544
Experian PLC	3,752	153,153
Extra Space Storage, Inc. REIT	774	124,095
F5, Inc. (c)	2,313	413,981
FactSet Research Systems, Inc.	77	36,733
Fastenal Co.	6,284	407,015
Ferrovial SE	38,905	1,419,081
Fidelity National Information Services, Inc.	2,238	134,437
First Solar, Inc. (c)	4,355	750,279
Fiserv, Inc. (c)	2,571	341,532
FleetCor Technologies, Inc. (c)	376	106,261
FMC Corp.	579	36,506
Fortinet, Inc. (c)	2,747	160,782
Fortive Corp.	3,834	282,297
Fox Corp. Class A	2,485	73,730
Fox Corp. Class B	2,275	62,904
Garmin Ltd.	1,141	146,664
Gartner, Inc. (c)	188	84,809
Gilead Sciences, Inc.	2,123	171,984
Global Payments, Inc.	1,221	155,067
Globe Life, Inc.	1,002	121,963
GoDaddy, Inc. Class A (c)	514	54,566
Goldman Sachs Group, Inc.	306	118,046
GSK PLC	18,011	332,972
Haleon PLC	34,177	140,139
Hartford Financial Services Group, Inc.	3,116	250,464
Hasbro, Inc.	820	41,869
HEICO Corp.	782	139,876
HEICO Corp. Class A	358	50,994
Henry Schein, Inc. (c)	2,249	170,272
Hershey Co.	623	116,152
Hewlett Packard Enterprise Co.	22,132	375,801
Hilton Worldwide Holdings, Inc.	288	52,442
Hologic, Inc. (c)	1,777	126,967
Home Depot, Inc.	4,289	1,486,353
Humana, Inc.	704	322,298
Huntington Bancshares, Inc.	3,259	41,454
IDEX Corp.	593	128,746
IDEXX Laboratories, Inc. (c)	454	251,993
Illinois Tool Works, Inc.	3,654	957,129
Illumina, Inc. (c)	806	112,227
Incyte Corp. (c)	544	34,158
Insulet Corp. (c)	243	52,726
Intel Corp.	22,139	1,112,485
Intercontinental Exchange, Inc.	2,420	310,801
International Business Machines Corp.	8,711	1,424,684
Security Description	Shares	Value
Interpublic Group of Cos., Inc.	1,477	$48,209
Intuit, Inc.	1,363	851,916
Intuitive Surgical, Inc. (c)	1,743	588,018
IQVIA Holdings, Inc. (c)	1,600	370,208
Iron Mountain, Inc. REIT	1,512	105,810
Jack Henry & Associates, Inc.	180	29,414
Jazz Pharmaceuticals PLC (c)	688	84,624
Johnson & Johnson	11,948	1,872,730
JPMorgan Chase & Co.	13,240	2,252,124
Juniper Networks, Inc.	11,191	329,911
Keurig Dr Pepper, Inc.	5,943	198,021
Keysight Technologies, Inc. (c)	1,302	207,135
KKR & Co., Inc.	2,588	214,416
KLA Corp.	721	419,117
L3Harris Technologies, Inc.	1,430	301,187
Laboratory Corp. of America Holdings	312	70,914
Lam Research Corp.	430	336,802
Lennar Corp. Class A	1,098	163,646
Liberty Media Corp.-Liberty Formula One Class C (c)	1,470	92,801
Liberty Media Corp.-Liberty SiriusXM Class C (c)	906	26,075
Live Nation Entertainment, Inc. (c)	1,070	100,152
LKQ Corp.	2,407	115,031
Lowe's Cos., Inc.	2,802	623,585
Lululemon Athletica, Inc. (c)	778	397,784
M&T Bank Corp.	1,350	185,058
Markel Group, Inc. (c)	124	176,068
MarketAxess Holdings, Inc.	138	40,413
Marriott International, Inc. Class A	249	56,152
Marsh & McLennan Cos., Inc.	2,678	507,401
Marvell Technology, Inc.	4,284	258,368
Masco Corp.	450	30,141
Mastercard, Inc. Class A	3,728	1,590,029
Match Group, Inc. (c)	849	30,989
McDonald's Corp.	3,686	1,092,936
Medtronic PLC	7,745	638,033
Merck & Co., Inc.	14,577	1,589,185
Meta Platforms, Inc. Class A (c)	9,215	3,261,741
MetLife, Inc.	7,781	514,558
Mettler-Toledo International, Inc. (c)	146	177,092
Micron Technology, Inc.	1,778	151,735
Microsoft Corp.	29,546	11,110,478
Moderna, Inc. (c)	1,214	120,732
Molina Healthcare, Inc. (c)	180	65,036
Monster Beverage Corp. (c)	1,600	92,176
Moody's Corp.	1,429	558,110
Morgan Stanley	5,941	553,998
Motorola Solutions, Inc.	1,648	515,972
Nasdaq, Inc.	1,592	92,559
NetApp, Inc.	1,452	128,008
Netflix, Inc. (c)	1,785	869,081

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Neurocrine Biosciences, Inc. (c)	329	$43,349
Newmont Corp.	6,133	253,845
NIKE, Inc. Class B	4,481	486,502
Northern Trust Corp.	1,287	108,597
NVIDIA Corp.	10,640	5,269,141
NVR, Inc. (c)	11	77,005
Old Dominion Freight Line, Inc.	165	66,879
Omnicom Group, Inc.	998	86,337
Oracle Corp.	10,834	1,142,229
O'Reilly Automotive, Inc. (c)	452	429,436
PACCAR, Inc.	3,737	364,918
Palantir Technologies, Inc. Class A (c)	3,166	54,360
Palo Alto Networks, Inc. (c)	1,083	319,355
Parker-Hannifin Corp.	1,102	507,691
Paychex, Inc.	1,703	202,844
Paycom Software, Inc.	88	18,191
PayPal Holdings, Inc. (c)	4,461	273,950
Pentair PLC	6,550	476,250
Pfizer, Inc.	22,757	655,174
Pinterest, Inc. Class A (c)	1,427	52,856
PNC Financial Services Group, Inc.	2,717	420,727
Pool Corp.	204	81,337
PPG Industries, Inc.	2,558	382,549
Progressive Corp.	2,604	414,765
Prologis, Inc. REIT	5,632	750,746
Prudential Financial, Inc.	3,431	355,829
Public Storage REIT	963	293,715
PulteGroup, Inc.	941	97,130
Qiagen NV (c)	612	26,636
QUALCOMM, Inc.	4,894	707,819
Quanta Services, Inc.	2,272	490,298
Quest Diagnostics, Inc.	374	51,567
Raymond James Financial, Inc.	681	75,932
Realty Income Corp. REIT	3,517	201,946
Regency Centers Corp. REIT	3,133	209,911
Regeneron Pharmaceuticals, Inc. (c)	400	351,316
Regions Financial Corp.	7,982	154,691
Reliance Steel & Aluminum Co.	818	228,778
ResMed, Inc.	953	163,935
Revvity, Inc.	1,892	206,815
Robert Half, Inc.	419	36,838
Roche Holding AG	3,057	888,061
Rockwell Automation, Inc.	889	276,017
Rollins, Inc.	1,051	45,897
Roper Technologies, Inc.	129	70,327
Ross Stores, Inc.	1,903	263,356
Royalty Pharma PLC Class A	1,947	54,691
S&P Global, Inc.	2,279	1,003,945
Salesforce, Inc. (c)	3,848	1,012,563
Sanofi SA	4,939	489,719
SBA Communications Corp. REIT	406	102,998
Security Description	Shares	Value
Schneider Electric SE	10,352	$2,078,716
SEI Investments Co.	774	49,188
ServiceNow, Inc. (c)	1,161	820,235
Sherwin-Williams Co.	5,989	1,867,969
Simon Property Group, Inc. REIT	2,521	359,595
Sirius XM Holdings, Inc. (a)	9,694	53,026
Skyworks Solutions, Inc.	231	25,969
Snap, Inc. Class A (c)	3,152	53,363
Snap-on, Inc.	152	43,904
Snowflake, Inc. Class A (c)	548	109,052
Splunk, Inc. (c)	583	88,820
Starbucks Corp.	4,596	441,262
State Street Corp. (g)	555	42,990
Steel Dynamics, Inc.	200	23,620
STERIS PLC	363	79,806
Stryker Corp.	1,916	573,765
Sun Communities, Inc. REIT	180	24,057
Swiss Re AG	1,957	219,870
Synchrony Financial	4,099	156,541
T Rowe Price Group, Inc.	1,213	130,628
TE Connectivity Ltd.	2,155	302,778
Teledyne Technologies, Inc. (c)	679	303,031
Teleflex, Inc.	267	66,574
Teradyne, Inc.	985	106,892
Tesla, Inc. (c)	12,286	3,052,825
Texas Instruments, Inc.	3,971	676,897
Thermo Fisher Scientific, Inc.	1,858	986,208
TJX Cos., Inc.	9,064	850,294
T-Mobile U.S., Inc.	1,640	262,941
Trade Desk, Inc. Class A (c)	1,291	92,900
Tradeweb Markets, Inc. Class A	381	34,625
Trane Technologies PLC	136	33,170
TransDigm Group, Inc.	310	313,596
TransUnion	392	26,934
Travelers Cos., Inc.	1,802	343,263
Trimble, Inc. (c)	2,942	156,514
U.S. Bancorp	7,375	319,190
Uber Technologies, Inc. (c)	6,662	410,179
U-Haul Holding Co.	1,875	132,075
Ulta Beauty, Inc. (c)	425	208,246
Union Pacific Corp.	2,721	668,332
United Parcel Service, Inc. Class B	1,493	234,744
United Rentals, Inc.	174	99,775
UnitedHealth Group, Inc.	3,905	2,055,865
Veeva Systems, Inc. Class A (c)	428	82,399
Ventas, Inc. REIT	2,549	127,042
Veralto Corp.	833	68,523
VeriSign, Inc. (c)	233	47,989
Verisk Analytics, Inc.	492	117,519
Vertex Pharmaceuticals, Inc. (c)	901	366,608
VICI Properties, Inc. REIT	2,581	82,282
Visa, Inc. Class A	7,275	1,894,046

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Vulcan Materials Co.	171	$38,819
W R Berkley Corp.	2,405	170,082
Walmart, Inc.	1,009	159,069
Walt Disney Co.	7,569	683,405
Waters Corp. (c)	163	53,664
Wells Fargo & Co.	5,881	289,463
Welltower, Inc. REIT	3,314	298,823
West Pharmaceutical Services, Inc.	178	62,677
Westinghouse Air Brake Technologies Corp.	1,294	164,209
Willis Towers Watson PLC	703	169,564
Workday, Inc. Class A (c)	295	81,438
WP Carey, Inc. REIT	737	47,765
WW Grainger, Inc.	542	449,150
Wynn Resorts Ltd.	288	26,240
Xylem, Inc.	8,897	1,017,461
Yum! Brands, Inc.	1,699	221,991
Zebra Technologies Corp. Class A (c)	162	44,279
Zillow Group, Inc. Class C (c)	631	36,510
Zimmer Biomet Holdings, Inc.	1,243	151,273
Zoetis, Inc.	2,817	555,991
Zoom Video Communications, Inc. Class A (c)	769	55,299
		162,730,237
TOTAL COMMON STOCKS (Cost $225,198,867)		257,566,046

RIGHTS — 0.0% (d)
BRAZIL — 0.0% (d)
Localiza Rent a Car SA (expiring 02/05/24) (c) (Cost $0)	36	148
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (h) (i)	1,091,472	1,091,909
State Street Navigator Securities Lending Portfolio II (g) (j)	4,303,129	4,303,129
TOTAL SHORT-TERM INVESTMENTS (Cost $5,394,877)		5,395,038
TOTAL INVESTMENTS — 101.3% (Cost $230,593,744)		262,961,232
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(3,376,345)
NET ASSETS — 100.0%		$259,584,887

(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2023.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index (long)	30	03/15/2024	$1,853,960	$1,913,475	$59,515

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$257,430,246	$135,800	$0(a)	$257,566,046
Rights	148	—	—	148
Short-Term Investments	5,395,038	—	—	5,395,038
TOTAL INVESTMENTS	$262,825,432	$135,800	$0	$262,961,232
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$59,515	$—	$—	$59,515
TOTAL OTHER FINANCIAL INSTRUMENTS:	$59,515	$—	$—	$59,515
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.
Sector Breakdown as of December 31, 2023

		% of Net Assets
	Information Technology	25.8%
	Financials	17.5
	Industrials	14.5
	Health Care	12.6
	Consumer Discretionary	9.8
	Communication Services	6.4
	Real Estate	4.6
	Materials	3.0
	Utilities	2.7
	Consumer Staples	2.3
	Energy	0.0 *
	Short-Term Investments	2.1
	Liabilities in Excess of Other Assets	(1.3)
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	555	$37,163	$—	$—	$—	$5,827	555	$42,990	$383
State Street Institutional Liquid Reserves Fund, Premier Class	1,610,265	1,610,587	2,949,860	3,468,695	11	146	1,091,472	1,091,909	22,863
State Street Navigator Securities Lending Portfolio II	7,811,145	7,811,145	9,120,504	12,628,520	—	—	4,303,129	4,303,129	9,459
Total		$9,458,895	$12,070,364	$16,097,215	$11	$5,973		$5,438,028	$32,705
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 5.7%
Ampol Ltd.	3,842	$94,770
ANZ Group Holdings Ltd.	49,791	880,629
APA Group Stapled Security (a)	21,287	124,045
Aristocrat Leisure Ltd.	9,701	270,207
ASX Ltd.	3,068	132,013
Aurizon Holdings Ltd.	31,063	80,546
BlueScope Steel Ltd.	7,779	124,207
Brambles Ltd.	22,944	212,919
CAR Group Ltd.	5,960	126,640
Cochlear Ltd.	1,059	215,822
Coles Group Ltd.	22,409	246,334
Commonwealth Bank of Australia	27,718	2,114,515
Computershare Ltd.	9,351	155,624
Dexus REIT	16,942	88,784
EBOS Group Ltd.	2,635	59,226
Endeavour Group Ltd.	23,004	81,780
Flutter Entertainment PLC (b)	2,931	518,037
Fortescue Ltd.	28,235	559,104
Goodman Group REIT	28,264	487,934
GPT Group REIT	31,442	99,549
IDP Education Ltd. (a)	4,237	57,909
IGO Ltd. (a)	10,997	67,909
Insurance Australia Group Ltd.	39,692	153,295
Lottery Corp. Ltd.	36,291	119,854
Macquarie Group Ltd.	6,089	762,951
Medibank Pvt Ltd.	45,573	110,704
Mineral Resources Ltd. (a)	2,831	135,221
Mirvac Group REIT (a)	62,110	88,576
National Australia Bank Ltd.	52,015	1,089,617
Northern Star Resources Ltd.	19,009	177,051
Orica Ltd.	7,269	79,062
Pilbara Minerals Ltd. (a)	48,656	131,142
Qantas Airways Ltd. (b)	15,291	56,030
QBE Insurance Group Ltd.	25,136	254,014
Ramsay Health Care Ltd.	2,989	107,300
REA Group Ltd. (a)	889	109,887
Reece Ltd. (a)	3,410	52,097
Scentre Group REIT	84,820	173,052
SEEK Ltd.	6,061	110,548
Sonic Healthcare Ltd.	7,388	161,722
Stockland REIT	40,681	123,526
Suncorp Group Ltd.	20,650	195,154
Telstra Group Ltd.	66,489	179,660
Transurban Group Stapled Security	51,038	477,461
Treasury Wine Estates Ltd.	12,684	93,300
Vicinity Ltd. REIT	63,161	87,920
Wesfarmers Ltd.	18,796	731,564
Westpac Banking Corp.	58,138	908,453
WiseTech Global Ltd. (a)	2,700	138,858
Woolworths Group Ltd.	20,337	516,223
		14,122,745
Security Description	Shares	Value
AUSTRIA — 0.2%
Erste Group Bank AG	5,605	$227,416
Mondi PLC	8,031	157,408
Verbund AG	1,079	100,181
voestalpine AG	1,966	62,025
		547,030
BELGIUM — 0.9%
Ageas SA	2,734	118,721
Anheuser-Busch InBev SA	14,391	928,704
D'ieteren Group	399	77,970
Elia Group SA	521	65,207
Groupe Bruxelles Lambert NV	1,427	112,266
KBC Group NV	4,173	270,682
Lotus Bakeries NV	7	63,639
Sofina SA (a)	242	60,255
Syensqo SA (b)	1,217	126,719
UCB SA	2,070	180,415
Umicore SA	3,282	90,274
Warehouses De Pauw CVA REIT	2,927	92,149
		2,187,001
BRAZIL — 0.0% (c)
Yara International ASA	2,702	96,100
BURKINA FASO — 0.0% (c)
Endeavour Mining PLC	3,020	67,643
CHILE — 0.1%
Antofagasta PLC	6,674	142,892
CHINA — 0.5%
BOC Hong Kong Holdings Ltd.	60,500	164,256
Budweiser Brewing Co. APAC Ltd. (d)	27,254	51,028
ESR Group Ltd. (d)	37,800	52,281
Prosus NV	24,351	725,879
SITC International Holdings Co. Ltd.	24,000	41,431
Wilmar International Ltd.	30,500	82,545
Xinyi Glass Holdings Ltd.	30,261	33,948
		1,151,368
DENMARK — 3.6%
AP Moller - Maersk AS Class A	49	86,987
AP Moller - Maersk AS Class B	84	151,112
Carlsberg AS Class B	1,618	203,031
Chr Hansen Holding AS	1,683	141,207
Coloplast AS Class B	2,253	257,739
Danske Bank AS	11,592	309,883
Demant AS (b)	1,626	71,321
DSV AS	3,079	540,896
Genmab AS (b)	1,101	351,590
Novo Nordisk AS Class B	54,005	5,586,683
Novozymes AS Class B	3,443	189,335
Orsted AS (d)	3,044	168,837
Pandora AS	1,431	197,887
Rockwool AS Class B	148	43,336
Tryg AS	5,798	126,212

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Vestas Wind Systems AS (b)	16,875	$535,881
		8,961,937
FINLAND — 1.2%
Elisa OYJ	2,243	103,743
Fortum OYJ	7,639	110,206
Kesko OYJ Class B	4,361	86,352
Kone OYJ Class B	5,546	276,668
Metso OYJ	10,647	107,850
Neste OYJ	6,901	245,543
Nokia OYJ	89,995	303,408
Nordea Bank Abp (e)	52,099	644,759
Nordea Bank Abp (e)	708	8,780
Orion OYJ Class B	1,749	75,871
Sampo OYJ Class A	7,657	335,033
Stora Enso OYJ Class R	9,485	131,232
UPM-Kymmene OYJ	8,967	337,378
Wartsila OYJ Abp	7,656	111,001
		2,877,824
FRANCE — 10.0%
Accor SA	3,380	129,187
Adevinta ASA (b)	6,054	67,004
Aeroports de Paris SA	576	74,572
Air Liquide SA	8,659	1,684,617
Airbus SE	9,799	1,513,044
Alstom SA	5,171	69,574
Amundi SA (d)	1,013	68,931
Arkema SA	951	108,204
AXA SA	29,795	970,606
BioMerieux	670	74,456
BNP Paribas SA	17,356	1,199,995
Bollore SE	12,224	76,361
Bouygues SA	3,097	116,728
Bureau Veritas SA	4,740	119,748
Capgemini SE	2,601	542,316
Carrefour SA	9,657	176,709
Cie de Saint-Gobain SA	7,664	564,346
Cie Generale des Etablissements Michelin SCA	11,343	406,725
Covivio SA REIT	793	42,643
Credit Agricole SA	17,787	252,521
Danone SA	10,668	691,509
Dassault Aviation SA	322	63,741
Dassault Systemes SE	11,082	541,513
Edenred SE	4,070	243,409
Eiffage SA	1,196	128,179
EssilorLuxottica SA	4,885	979,953
Eurazeo SE	650	51,590
Gecina SA REIT	771	93,771
Getlink SE	5,817	106,442
Hermes International SCA	523	1,108,552
Ipsen SA	644	76,759
Kering SA	1,235	544,333
Klepierre SA REIT	3,508	95,638
La Francaise des Jeux SAEM (d)	1,678	60,872
Legrand SA	4,447	462,255
Security Description	Shares	Value
L'Oreal SA	3,988	$1,985,269
LVMH Moet Hennessy Louis Vuitton SE	4,569	3,702,587
Orange SA	31,053	353,455
Pernod Ricard SA	3,403	600,520
Publicis Groupe SA	3,845	356,780
Remy Cointreau SA	370	47,003
Renault SA	3,118	127,112
Safran SA	5,646	994,529
Sartorius Stedim Biotech	468	123,816
SEB SA	457	57,045
Societe Generale SA	12,294	326,273
Sodexo SA	1,442	158,685
Teleperformance SE	1,009	147,182
Thales SA	1,747	258,500
Unibail-Rodamco-Westfield CDI (b)	643	2,369
Unibail-Rodamco-Westfield REIT (b)	1,890	139,715
Veolia Environnement SA	11,145	351,611
Vinci SA	8,452	1,061,560
Vivendi SE	11,341	121,219
Worldline SA (b) (d)	3,878	67,128
		24,489,161
GERMANY — 9.0%
adidas AG	2,698	548,861
Allianz SE	6,668	1,782,157
BASF SE	14,809	797,981
Bayer AG	16,277	604,681
Bayerische Motoren Werke AG	5,307	590,811
Bayerische Motoren Werke AG Preference Shares	951	94,495
Bechtle AG	1,295	64,931
Beiersdorf AG	1,642	246,138
Brenntag SE	2,275	209,138
Carl Zeiss Meditec AG	650	70,969
Commerzbank AG	17,306	205,700
Continental AG	1,865	158,468
Covestro AG (b) (d)	3,245	188,836
Daimler Truck Holding AG	8,903	334,577
Deutsche Bank AG	31,907	435,782
Deutsche Boerse AG	3,143	647,512
Deutsche Lufthansa AG (b)	9,491	84,377
Deutsche Post AG	16,364	810,821
Deutsche Telekom AG	53,566	1,286,984
E.ON SE	37,135	498,407
Evonik Industries AG	4,007	81,887
Fresenius Medical Care AG	3,348	140,390
Fresenius SE & Co. KGaA	7,076	219,409
GEA Group AG	2,725	113,453
Hannover Rueck SE	984	235,113
Heidelberg Materials AG	2,393	213,959
HelloFresh SE (b)	2,634	41,637
Henkel AG & Co. KGaA	1,674	120,160
Henkel AG & Co. KGaA Preference Shares	2,820	226,967

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Infineon Technologies AG	21,636	$903,428
Knorr-Bremse AG	1,144	74,307
LEG Immobilien SE (b)	1,214	106,372
Mercedes-Benz Group AG	13,294	918,560
Merck KGaA	2,138	340,327
MTU Aero Engines AG	873	188,291
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,254	933,955
Nemetschek SE	905	78,457
Porsche Automobil Holding SE Preference Shares	2,497	127,765
Puma SE	1,687	94,146
Rational AG	83	64,134
Rheinmetall AG	731	231,752
SAP SE	17,274	2,661,519
Sartorius AG Preference Shares	427	157,166
Scout24 SE (d)	1,252	88,735
Siemens AG	12,569	2,359,228
Siemens Energy AG (b)	8,358	110,792
Siemens Healthineers AG (d)	4,597	267,107
Symrise AG	2,225	244,900
Talanx AG	1,029	73,487
Volkswagen AG	459	60,058
Volkswagen AG Preference Shares	3,437	424,469
Vonovia SE	12,207	384,847
Wacker Chemie AG	298	37,626
Zalando SE (b) (d)	3,570	84,590
		22,070,619
HONG KONG — 2.0%
AIA Group Ltd.	189,800	1,654,070
CK Asset Holdings Ltd.	32,015	160,720
CK Infrastructure Holdings Ltd.	12,000	66,389
Futu Holdings Ltd. ADR (b)	999	54,575
Hang Lung Properties Ltd.	28,000	39,014
Hang Seng Bank Ltd.	12,300	143,422
HKT Trust & HKT Ltd. Stapled Security	63,000	75,194
Hong Kong Exchanges & Clearing Ltd.	19,975	685,569
Hongkong Land Holdings Ltd.	18,300	63,684
Link REIT	42,330	237,710
MTR Corp. Ltd.	25,131	97,517
New World Development Co. Ltd. (a)	27,347	42,446
Power Assets Holdings Ltd.	23,000	133,283
Prudential PLC	45,845	518,508
Sino Land Co. Ltd.	57,908	62,962
Sun Hung Kai Properties Ltd.	24,000	259,562
Swire Pacific Ltd. Class A	7,000	59,256
Swire Properties Ltd.	18,200	36,826
Techtronic Industries Co. Ltd.	22,500	268,120
WH Group Ltd. (d)	137,810	88,949
Security Description	Shares	Value
Wharf Real Estate Investment Co. Ltd.	28,000	$94,665
		4,842,441
IRELAND — 0.5%
AerCap Holdings NV (b)	3,370	250,458
AIB Group PLC	26,070	111,737
Bank of Ireland Group PLC	17,269	156,768
Kerry Group PLC Class A	2,604	226,266
Kingspan Group PLC	2,558	221,535
Smurfit Kappa Group PLC	4,242	168,131
		1,134,895
ISRAEL — 0.7%
Azrieli Group Ltd.	729	47,414
Bank Hapoalim BM	21,307	192,366
Bank Leumi Le-Israel BM	25,010	202,183
Check Point Software Technologies Ltd. (b)	1,593	243,395
Elbit Systems Ltd.	436	92,990
Global-e Online Ltd. (b)	1,500	59,445
ICL Group Ltd.	12,612	64,130
Israel Discount Bank Ltd. Class A	20,054	100,802
Mizrahi Tefahot Bank Ltd.	2,620	101,863
Nice Ltd. (b)	1,061	214,828
Teva Pharmaceutical Industries Ltd. (b)	12,649	134,889
Teva Pharmaceutical Industries Ltd. ADR (b)	5,462	57,023
Wix.com Ltd. (b)	890	109,488
		1,620,816
ITALY — 2.2%
Amplifon SpA	1,984	68,686
Assicurazioni Generali SpA	16,911	356,895
Banco BPM SpA	20,174	106,546
Coca-Cola HBC AG	3,790	111,366
Davide Campari-Milano NV	8,523	96,174
DiaSorin SpA	405	41,714
Enel SpA	134,752	1,001,786
Ferrari NV	2,091	704,958
FinecoBank Banca Fineco SpA	9,832	147,546
Infrastrutture Wireless Italiane SpA (d)	5,359	67,782
Intesa Sanpaolo SpA	256,478	748,952
Leonardo SpA	6,736	111,130
Mediobanca Banca di Credito Finanziario SpA	9,725	120,372
Moncler SpA	3,351	206,184
Nexi SpA (a) (b) (d)	9,538	78,031
Poste Italiane SpA (d)	8,878	100,768
Prysmian SpA	4,395	199,878
Recordati Industria Chimica e Farmaceutica SpA	1,750	94,395
Snam SpA	32,878	169,063
Telecom Italia SpA (a) (b)	145,733	47,361
Terna - Rete Elettrica Nazionale	23,650	197,348

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
UniCredit SpA	26,739	$725,582
		5,502,517
JAPAN — 22.8%
Advantest Corp.	12,600	428,729
Aeon Co. Ltd.	10,900	243,622
AGC, Inc. (a)	3,300	122,562
Aisin Corp.	2,400	83,978
Ajinomoto Co., Inc.	7,400	285,544
ANA Holdings, Inc. (b)	2,600	56,434
Asahi Group Holdings Ltd.	8,000	298,369
Asahi Intecc Co. Ltd.	3,400	69,179
Asahi Kasei Corp.	20,300	149,608
Astellas Pharma, Inc.	29,700	355,187
Azbil Corp.	2,000	66,194
Bandai Namco Holdings, Inc.	9,800	196,480
BayCurrent Consulting, Inc.	2,400	84,284
Bridgestone Corp. (a)	9,500	393,531
Brother Industries Ltd.	3,900	62,257
Canon, Inc. (a)	16,800	431,380
Capcom Co. Ltd.	2,900	93,718
Central Japan Railway Co.	12,000	305,065
Chiba Bank Ltd. (a)	9,100	65,742
Chugai Pharmaceutical Co. Ltd.	11,100	420,600
Concordia Financial Group Ltd.	18,300	83,673
Dai Nippon Printing Co. Ltd.	3,500	103,600
Daifuku Co. Ltd.	4,800	97,120
Dai-ichi Life Holdings, Inc.	15,800	335,321
Daiichi Sankyo Co. Ltd.	30,900	848,665
Daikin Industries Ltd.	4,400	717,364
Daito Trust Construction Co. Ltd.	1,100	127,571
Daiwa House Industry Co. Ltd.	9,800	296,961
Daiwa House REIT Investment Corp.	37	66,058
Daiwa Securities Group, Inc.	21,300	143,395
Denso Corp.	28,800	434,513
Dentsu Group, Inc. (a)	3,400	87,255
Disco Corp.	1,500	372,180
East Japan Railway Co.	5,000	288,303
Eisai Co. Ltd.	4,200	210,089
FANUC Corp.	15,800	464,765
Fast Retailing Co. Ltd.	2,900	719,755
Fuji Electric Co. Ltd.	2,000	86,097
FUJIFILM Holdings Corp.	6,300	378,635
Fujitsu Ltd.	2,900	437,633
GLP J-Reit	76	75,741
Hamamatsu Photonics KK	2,500	102,851
Hankyu Hanshin Holdings, Inc.	3,900	124,181
Hikari Tsushin, Inc.	300	49,752
Hirose Electric Co. Ltd.	505	57,188
Hitachi Construction Machinery Co. Ltd.	1,800	47,585
Hitachi Ltd.	15,300	1,103,710
Honda Motor Co. Ltd.	76,500	795,496
Hoshizaki Corp.	1,800	65,894
Hoya Corp.	5,900	737,605
Hulic Co. Ltd. (a)	6,000	62,839
Security Description	Shares	Value
Ibiden Co. Ltd.	2,000	$110,867
Iida Group Holdings Co. Ltd.	2,400	35,946
Isuzu Motors Ltd.	9,600	123,660
Japan Airlines Co. Ltd.	2,500	49,209
Japan Exchange Group, Inc.	8,300	175,620
Japan Metropolitan Fund Invest REIT	112	80,953
Japan Post Bank Co. Ltd.	23,700	241,404
Japan Post Holdings Co. Ltd.	34,600	309,113
Japan Post Insurance Co. Ltd.	3,300	58,613
Japan Real Estate Investment Corp. REIT	21	86,991
Japan Tobacco, Inc. (a)	20,000	517,095
JFE Holdings, Inc.	9,600	148,957
JSR Corp.	2,900	82,693
Kajima Corp.	7,400	123,692
Kansai Electric Power Co., Inc.	11,700	155,358
Kao Corp.	7,700	316,783
Kawasaki Kisen Kaisha Ltd.	2,200	94,411
KDDI Corp.	24,800	789,139
KDX Realty Investment Corp. REIT	69	78,701
Keisei Electric Railway Co. Ltd.	2,200	103,992
Keyence Corp.	3,200	1,410,016
Kikkoman Corp.	2,300	140,858
Kintetsu Group Holdings Co. Ltd.	2,900	91,990
Kirin Holdings Co. Ltd. (a)	13,300	194,906
Kobe Bussan Co. Ltd.	2,700	79,786
Koei Tecmo Holdings Co. Ltd. (a)	1,900	21,678
Koito Manufacturing Co. Ltd.	3,300	51,438
Komatsu Ltd.	15,400	402,860
Konami Group Corp.	1,800	94,264
Kose Corp.	600	45,006
Kubota Corp.	16,600	249,918
Kyocera Corp.	21,200	309,474
Kyowa Kirin Co. Ltd.	4,300	72,287
Lasertec Corp.	1,200	316,385
LY Corp.	43,600	154,539
M3, Inc.	7,100	117,494
Makita Corp.	3,900	107,611
MatsukiyoCocokara & Co.	5,500	97,415
Mazda Motor Corp.	9,100	98,339
McDonald's Holdings Co. Japan Ltd. (a)	1,400	60,675
MEIJI Holdings Co. Ltd.	3,700	87,894
MINEBEA MITSUMI, Inc.	5,800	119,246
MISUMI Group, Inc.	4,600	77,966
Mitsubishi Chemical Group Corp.	20,700	126,861
Mitsubishi Electric Corp.	32,200	456,574
Mitsubishi Estate Co. Ltd.	18,800	259,103
Mitsubishi HC Capital, Inc.	14,300	96,037
Mitsubishi Heavy Industries Ltd.	5,300	309,812
Mitsubishi UFJ Financial Group, Inc.	188,800	1,622,437
Mitsui Chemicals, Inc.	2,700	80,092
Mitsui Fudosan Co. Ltd.	14,600	358,113

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Mitsui OSK Lines Ltd. (a)	5,800	$185,832
Mizuho Financial Group, Inc.	39,870	682,270
MonotaRO Co. Ltd. (a)	4,100	44,772
MS&AD Insurance Group Holdings, Inc.	7,200	283,240
Murata Manufacturing Co. Ltd.	28,500	605,054
NEC Corp.	4,100	242,836
Nexon Co. Ltd. (a)	5,600	102,066
NIDEC Corp.	6,800	274,691
Nintendo Co. Ltd.	17,200	897,821
Nippon Building Fund, Inc. REIT (a)	24	104,015
NIPPON EXPRESS HOLDINGS, Inc.	1,100	62,529
Nippon Paint Holdings Co. Ltd.	15,300	123,720
Nippon Prologis REIT, Inc.	35	67,378
Nippon Sanso Holdings Corp.	2,900	77,673
Nippon Steel Corp. (a)	14,200	325,337
Nippon Telegraph & Telephone Corp.	497,200	607,658
Nippon Yusen KK (a)	7,900	244,935
Nissan Chemical Corp.	2,300	89,827
Nissan Motor Co. Ltd.	37,800	148,594
Nissin Foods Holdings Co. Ltd.	3,300	115,189
Nitori Holdings Co. Ltd.	1,300	174,096
Nitto Denko Corp.	2,400	179,600
Nomura Holdings, Inc.	50,200	227,071
Nomura Real Estate Holdings, Inc.	2,000	52,617
Nomura Real Estate Master Fund, Inc. REIT	68	79,586
Nomura Research Institute Ltd.	6,500	189,080
NTT Data Group Corp.	10,400	147,465
Obayashi Corp.	10,100	87,402
Obic Co. Ltd.	1,200	206,795
Odakyu Electric Railway Co. Ltd.	5,300	80,865
Oji Holdings Corp.	14,000	53,923
Olympus Corp.	19,800	286,579
Omron Corp.	2,900	135,414
Ono Pharmaceutical Co. Ltd.	6,400	114,218
Open House Group Co. Ltd.	1,400	41,539
Oracle Corp.	600	46,262
Oriental Land Co. Ltd.	18,100	674,160
ORIX Corp.	19,700	371,139
Otsuka Corp.	1,800	74,219
Otsuka Holdings Co. Ltd.	7,000	262,612
Pan Pacific International Holdings Corp.	6,500	155,100
Panasonic Holdings Corp.	36,800	364,528
Rakuten Group, Inc. (a)	24,500	109,136
Recruit Holdings Co. Ltd.	23,800	1,006,663
Renesas Electronics Corp. (b)	24,400	441,166
Resona Holdings, Inc.	35,100	178,388
Ricoh Co. Ltd.	9,100	69,906
Rohm Co. Ltd.	5,600	107,349
SBI Holdings, Inc. (a)	4,200	94,499
SCSK Corp.	2,800	55,531
Security Description	Shares	Value
Secom Co. Ltd.	3,500	$252,110
Seiko Epson Corp.	4,500	67,366
Sekisui Chemical Co. Ltd.	6,500	93,710
Sekisui House Ltd.	9,800	217,716
Seven & i Holdings Co. Ltd.	12,500	496,081
SG Holdings Co. Ltd.	5,200	74,655
Sharp Corp. (b)	4,700	33,521
Shimadzu Corp.	3,900	109,050
Shimano, Inc.	1,300	201,344
Shimizu Corp.	9,100	60,456
Shin-Etsu Chemical Co. Ltd.	30,300	1,271,706
Shionogi & Co. Ltd.	4,400	212,166
Shiseido Co. Ltd.	6,500	196,042
Shizuoka Financial Group, Inc.	7,500	63,573
SMC Corp.	900	483,643
SoftBank Corp.	47,700	595,320
SoftBank Group Corp.	17,100	763,302
Sompo Holdings, Inc.	4,800	234,791
Sony Group Corp.	20,900	1,988,005
Square Enix Holdings Co. Ltd.	1,500	53,869
Subaru Corp.	10,400	190,767
SUMCO Corp. (a)	5,800	86,992
Sumitomo Chemical Co. Ltd.	23,200	56,609
Sumitomo Electric Industries Ltd.	11,800	150,283
Sumitomo Metal Mining Co. Ltd.	4,200	126,495
Sumitomo Mitsui Financial Group, Inc.	21,000	1,024,826
Sumitomo Mitsui Trust Holdings, Inc.	10,600	203,459
Sumitomo Realty & Development Co. Ltd.	5,000	148,744
Suntory Beverage & Food Ltd. (a)	2,500	82,458
Suzuki Motor Corp.	6,100	261,039
Sysmex Corp.	2,800	156,068
T&D Holdings, Inc.	8,700	138,263
Taisei Corp.	2,700	92,349
Takeda Pharmaceutical Co. Ltd.	26,208	753,633
TDK Corp.	6,500	309,693
Terumo Corp.	11,300	370,468
TIS, Inc.	3,700	81,543
Tobu Railway Co. Ltd.	2,900	77,941
Toho Co. Ltd.	1,800	60,889
Tokio Marine Holdings, Inc.	29,800	745,951
Tokyo Electric Power Co. Holdings, Inc. (b)	24,900	130,434
Tokyo Electron Ltd.	7,800	1,397,283
Tokyu Corp. (a)	8,700	106,204
TOPPAN Holdings, Inc.	4,000	111,647
Toray Industries, Inc.	22,700	118,041
Tosoh Corp.	4,700	60,042
TOTO Ltd.	2,500	65,843
Toyota Industries Corp.	2,500	203,930
Toyota Motor Corp.	175,400	3,222,966
Toyota Tsusho Corp.	3,500	206,256
Trend Micro, Inc.	2,200	117,787

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Unicharm Corp.	6,800	$245,896
USS Co. Ltd.	3,300	66,384
West Japan Railway Co.	3,700	154,346
Yakult Honsha Co. Ltd.	4,300	96,596
Yamaha Corp.	2,200	50,826
Yamaha Motor Co. Ltd. (a)	14,700	131,328
Yamato Holdings Co. Ltd.	4,600	85,014
Yaskawa Electric Corp.	4,000	167,116
Yokogawa Electric Corp.	3,800	72,480
Zensho Holdings Co. Ltd.	1,500	78,618
ZOZO, Inc. (a)	2,400	54,050
		56,010,857
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	2,806	63,994
LUXEMBOURG — 0.2%
ArcelorMittal SA	8,491	240,821
Eurofins Scientific SE	2,153	140,273
		381,094
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	36,000	201,702
Sands China Ltd. (b)	40,000	117,051
		318,753
NETHERLANDS — 4.6%
ABN AMRO Bank NV GDR (d)	7,923	118,942
Adyen NV (b) (d)	364	469,081
Aegon Ltd.	26,470	153,452
Akzo Nobel NV	2,794	230,924
Argenx SE (b)	983	372,997
ASM International NV	777	403,364
ASML Holding NV	6,671	5,023,530
ASR Nederland NV	2,648	124,902
BE Semiconductor Industries NV	1,277	192,482
Euronext NV (d)	1,353	117,550
EXOR NV	1,526	152,555
Heineken Holding NV	2,147	181,671
Heineken NV	4,772	484,652
IMCD NV	962	167,424
ING Groep NV	59,967	895,997
JDE Peet's NV	1,526	41,064
Koninklijke Ahold Delhaize NV	16,175	464,829
Koninklijke KPN NV	55,844	192,343
Koninklijke Philips NV	13,141	306,074
NN Group NV	4,582	180,949
OCI NV	1,683	48,783
Randstad NV	1,789	112,091
Universal Music Group NV	13,665	389,603
Wolters Kluwer NV	4,098	582,606
		11,407,865
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	22,582	125,821
Fisher & Paykel Healthcare Corp. Ltd.	9,965	148,900
Security Description	Shares	Value
Mercury NZ Ltd.	11,291	$47,183
Meridian Energy Ltd.	21,514	75,464
Spark New Zealand Ltd.	29,259	95,961
Xero Ltd. (b)	2,335	178,926
		672,255
NORWAY — 0.4%
DNB Bank ASA	15,167	322,584
Gjensidige Forsikring ASA	3,446	63,622
Kongsberg Gruppen ASA	1,428	65,440
Mowi ASA	7,746	138,816
Norsk Hydro ASA	21,202	142,798
Orkla ASA	12,211	94,796
Salmar ASA	1,183	66,304
Telenor ASA	10,211	117,235
		1,011,595
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	51,990	261,597
Jeronimo Martins SGPS SA	4,685	119,239
		380,836
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	61,870	142,117
CapitaLand Integrated Commercial Trust REIT	86,109	134,474
CapitaLand Investment Ltd.	41,705	99,907
City Developments Ltd.	8,500	42,851
DBS Group Holdings Ltd.	30,000	759,836
Genting Singapore Ltd.	101,200	76,719
Grab Holdings Ltd. Class A (b)	30,442	102,590
Keppel Corp. Ltd.	23,700	127,025
Mapletree Logistics Trust REIT	56,347	74,326
Mapletree Pan Asia Commercial Trust REIT	39,100	46,537
Oversea-Chinese Banking Corp. Ltd.	56,189	553,754
Sea Ltd. ADR (b)	5,949	240,935
Seatrium Ltd. (b)	757,900	67,798
Sembcorp Industries Ltd.	14,800	59,577
Singapore Airlines Ltd.	24,700	122,835
Singapore Exchange Ltd.	14,200	105,819
Singapore Technologies Engineering Ltd.	24,400	71,955
Singapore Telecommunications Ltd.	134,500	251,850
STMicroelectronics NV	11,347	567,122
United Overseas Bank Ltd.	20,971	452,297
UOL Group Ltd. (a)	6,623	31,531
		4,131,855
SOUTH AFRICA — 0.2%
Anglo American PLC	21,082	529,605
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (b) (d)	2,842	78,517
SPAIN — 2.7%
Abertis Infraestructuras SA (b)	132	437

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Acciona SA	398	$58,606
ACS Actividades de Construccion y Servicios SA	3,397	150,700
Aena SME SA (d)	1,258	228,042
Amadeus IT Group SA	7,505	537,881
Banco Bilbao Vizcaya Argentaria SA	99,162	901,070
Banco Santander SA	267,386	1,116,343
CaixaBank SA	67,750	278,854
Cellnex Telecom SA (b) (d)	9,486	373,671
Corp. ACCIONA Energias Renovables SA	1,060	32,880
EDP Renovaveis SA	5,205	106,513
Enagas SA (a)	4,088	68,934
Endesa SA (a)	5,180	105,630
Grifols SA (b)	4,740	80,923
Iberdrola SA	99,694	1,307,207
Industria de Diseno Textil SA	18,073	787,194
Redeia Corp. SA	6,740	111,010
Telefonica SA	80,352	313,681
		6,559,576
SWEDEN — 3.5%
Alfa Laval AB	4,862	194,618
Assa Abloy AB Class B	16,714	481,459
Atlas Copco AB Class A	44,563	767,417
Atlas Copco AB Class B	26,204	388,464
Beijer Ref AB (a)	6,276	84,009
Boliden AB	4,704	146,798
Epiroc AB Class A	10,748	215,646
Epiroc AB Class B	6,451	112,917
EQT AB (a)	5,708	161,421
Essity AB Class B	9,941	246,605
Evolution AB (d)	3,060	365,031
Fastighets AB Balder Class B (a) (b)	11,262	79,924
Getinge AB Class B	3,599	80,102
H & M Hennes & Mauritz AB Class B	10,553	184,947
Hexagon AB Class B	34,741	416,947
Holmen AB Class B	1,205	50,901
Husqvarna AB Class B	5,503	45,311
Industrivarden AB Class A	2,050	66,904
Industrivarden AB Class C (a)	2,387	77,760
Indutrade AB	4,355	113,133
Investment AB Latour Class B	2,344	61,008
Investor AB Class B	28,725	665,547
L E Lundbergforetagen AB Class B	1,136	61,794
Lifco AB Class B	3,675	90,144
Nibe Industrier AB Class B	25,466	178,907
Saab AB Class B	1,303	78,559
Sagax AB Class B	3,038	83,623
Sandvik AB	17,899	387,362
Securitas AB Class B	7,943	77,697
Skandinaviska Enskilda Banken AB Class A	26,105	359,538
Security Description	Shares	Value
Skanska AB Class B	5,295	$95,808
SKF AB Class B	6,055	120,946
Svenska Cellulosa AB SCA Class B	10,256	153,771
Svenska Handelsbanken AB Class A	23,814	258,631
Swedbank AB Class A	14,427	291,035
Swedish Orphan Biovitrum AB (b)	3,115	82,528
Tele2 AB Class B	9,267	79,577
Telefonaktiebolaget LM Ericsson Class B	47,590	298,020
Telia Co. AB	38,116	97,315
Volvo AB Class A	3,191	84,542
Volvo AB Class B	24,960	648,157
Volvo Car AB Class B (b)	9,505	30,709
		8,565,532
SWITZERLAND — 7.0%
ABB Ltd.	26,429	1,171,273
Adecco Group AG	2,573	126,166
Alcon, Inc.	8,279	645,676
Avolta AG (b)	1,598	62,807
Bachem Holding AG	490	37,842
Baloise Holding AG	776	121,519
Banque Cantonale Vaudoise	486	62,652
Barry Callebaut AG	57	96,101
BKW AG	336	59,683
Chocoladefabriken Lindt & Spruengli AG (e)	16	191,814
Chocoladefabriken Lindt & Spruengli AG (e)	2	242,381
Cie Financiere Richemont SA Class A	8,625	1,186,174
Clariant AG	3,193	47,118
DSM-Firmenich AG	3,081	313,115
EMS-Chemie Holding AG	110	89,004
Geberit AG	549	351,584
Givaudan SA	155	641,621
Helvetia Holding AG	605	83,312
Julius Baer Group Ltd.	3,487	195,345
Kuehne & Nagel International AG	909	312,990
Logitech International SA	2,780	263,450
Lonza Group AG	1,234	518,583
Novartis AG	33,912	3,419,606
Partners Group Holding AG	378	544,780
Sandoz Group AG (b)	6,815	219,110
Schindler Holding AG (e)	654	163,413
Schindler Holding AG (e)	375	88,888
SGS SA	2,548	219,607
SIG Group AG	4,933	113,412
Sika AG	2,537	825,019
Sonova Holding AG	863	281,361
Straumann Holding AG	1,820	293,224
Swatch Group AG	833	43,597
Swatch Group AG Bearer Shares	459	124,669
Swiss Life Holding AG	485	336,529

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Swiss Prime Site AG	1,296	$138,354
Swisscom AG	423	254,308
Temenos AG	1,086	100,929
UBS Group AG	54,371	1,686,073
VAT Group AG (d)	440	220,353
Zurich Insurance Group AG	2,436	1,272,341
		17,165,783
UNITED KINGDOM — 11.1%
3i Group PLC	16,223	500,689
abrdn PLC	34,386	78,312
Admiral Group PLC	4,333	148,256
Ashtead Group PLC	7,301	508,365
Associated British Foods PLC	5,678	171,331
AstraZeneca PLC	25,642	3,464,972
Auto Trader Group PLC (d)	15,525	142,774
Aviva PLC	45,441	251,814
BAE Systems PLC	50,800	719,158
Barclays PLC	248,781	487,707
Barratt Developments PLC	15,845	113,641
Berkeley Group Holdings PLC	1,885	112,652
British American Tobacco PLC	35,093	1,026,927
BT Group PLC (a)	110,825	174,622
Bunzl PLC	5,494	223,420
Burberry Group PLC	6,214	112,170
Coca-Cola Europacific Partners PLC (e)	200	13,348
Coca-Cola Europacific Partners PLC (e)	3,281	218,186
Compass Group PLC	28,287	773,853
Croda International PLC	2,261	145,557
DCC PLC	1,611	118,663
Diageo PLC	37,151	1,352,604
Entain PLC	10,380	131,557
Halma PLC	6,418	186,869
Hargreaves Lansdown PLC	5,557	51,997
HSBC Holdings PLC	322,305	2,611,106
Imperial Brands PLC	13,994	322,271
Informa PLC	22,997	229,021
InterContinental Hotels Group PLC	2,711	245,029
Intertek Group PLC	2,572	139,217
J Sainsbury PLC	28,156	108,613
JD Sports Fashion PLC	40,689	86,079
Kingfisher PLC (a)	30,863	95,724
Land Securities Group PLC REIT	11,262	101,187
Legal & General Group PLC	100,513	321,744
Lloyds Banking Group PLC	1,048,014	637,409
London Stock Exchange Group PLC	6,875	812,796
M&G PLC	35,810	101,527
Melrose Industries PLC	22,391	161,959
National Grid PLC	61,682	831,929
NatWest Group PLC	96,837	270,844
Next PLC	1,971	203,975
Ocado Group PLC (b)	9,195	88,898
Pearson PLC	10,797	132,713
Security Description	Shares	Value
Persimmon PLC	4,982	$88,216
Phoenix Group Holdings PLC	11,959	81,593
Reckitt Benckiser Group PLC	11,888	821,391
RELX PLC (e)	17,954	711,809
RELX PLC (e)	13,268	524,996
Rentokil Initial PLC	41,956	235,764
Rolls-Royce Holdings PLC (b)	139,446	532,764
Sage Group PLC	16,942	253,232
Schroders PLC	14,237	78,024
Segro PLC REIT	19,996	225,951
Severn Trent PLC	4,453	146,402
Smith & Nephew PLC	14,662	201,584
Smiths Group PLC	5,644	126,883
Spirax-Sarco Engineering PLC	1,194	159,898
SSE PLC	18,222	431,138
St. James's Place PLC	8,962	78,100
Standard Chartered PLC	37,650	319,943
Taylor Wimpey PLC	56,374	105,678
Tesco PLC	117,009	433,319
Unilever PLC	41,348	2,002,996
United Utilities Group PLC	11,497	155,284
Vodafone Group PLC	383,547	335,221
Whitbread PLC	3,330	155,200
Wise PLC Class A (b)	10,187	113,501
WPP PLC	17,325	166,307
		27,216,679
UNITED STATES — 8.2%
CRH PLC	11,678	805,393
CSL Ltd.	7,984	1,561,635
CyberArk Software Ltd. (b)	704	154,211
Experian PLC	15,218	621,185
Ferrovial SE	8,619	314,383
GSK PLC	67,669	1,251,007
Haleon PLC	91,798	376,408
Holcim AG	8,635	677,339
James Hardie Industries PLC CDI (b)	7,325	282,349
Monday.com Ltd. (b)	410	77,002
Nestle SA	44,184	5,118,971
Qiagen NV (b)	3,715	161,689
Roche Holding AG	11,624	3,376,781
Roche Holding AG Bearer Shares	520	161,502
Sanofi SA	18,821	1,866,166
Schneider Electric SE	8,997	1,806,627
Stellantis NV (e)	16,410	383,302
Stellantis NV (e)	20,455	477,897
Swiss Re AG	5,007	562,540
Tenaris SA	7,991	138,985
		20,175,372
TOTAL COMMON STOCKS (Cost $236,117,543)		244,485,157

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (c)
GERMANY — 0.0% (c)
Dr Ing hc F Porsche AG 1.26% (d) (Cost $206,407)	1,836	$162,048
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (f) (g)	27,306	27,317
State Street Navigator Securities Lending Portfolio II (h) (i)	1,898,051	1,898,051
TOTAL SHORT-TERM INVESTMENTS (Cost $1,925,371)		1,925,368
TOTAL INVESTMENTS — 100.3% (Cost $238,249,321)		246,572,573
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(828,764)
NET ASSETS — 100.0%		$245,743,809
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$244,484,720	$437	$—	$244,485,157
Preferred Stocks	162,048	—	—	162,048
Short-Term Investments	1,925,368	—	—	1,925,368
TOTAL INVESTMENTS	$246,572,136	$437	$—	$246,572,573
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	20.6%
Industrials	16.4
Health Care	13.9
Consumer Discretionary	12.9
Consumer Staples	10.2
Information Technology	9.3
Materials	6.1
Communication Services	4.4
Utilities	2.9
Real Estate	2.6
Energy	0.2
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	44,289	$44,298	$2,427,466	$2,444,261	$(183)	$(3)	27,306	$27,317	$2,391
State Street Navigator Securities Lending Portfolio II	3,114,574	3,114,574	6,236,016	7,452,539	—	—	1,898,051	1,898,051	4,435
Total		$3,158,872	$8,663,482	$9,896,800	$(183)	$(3)		$1,925,368	$6,826
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.2%
BRAZIL — 5.0%
Ambev SA	64,443	$182,148
B3 SA - Brasil Bolsa Balcao	109,206	327,105
Banco Bradesco SA Preference Shares	78,514	276,228
Banco BTG Pactual SA	2,929	22,678
Banco Santander Brasil SA	5,252	34,923
BB Seguridade Participacoes SA	15,838	109,714
Bradespar SA Preference Shares	1,857	9,810
Braskem SA Class A, Preference Shares (a)	931	4,190
Centrais Eletricas Brasileiras SA	7,615	66,515
Centrais Eletricas Brasileiras SA Class B, Preference Shares	8,687	84,016
Cia Siderurgica Nacional SA	18,918	76,566
Cosan SA	28,559	113,822
Equatorial Energia SA	30,051	220,978
Gerdau SA Preference Shares	14,989	73,316
Grupo Casas Bahia SA (a)	638	1,494
Hapvida Participacoes e Investimentos SA (a) (b)	55,682	51,010
Itau Unibanco Holding SA Preference Shares	69,164	483,675
Itausa SA Preference Shares	98,889	211,108
Klabin SA	9,012	41,223
Localiza Rent a Car SA	13,892	181,886
Lojas Renner SA	25,402	91,095
Magazine Luiza SA (a)	58,273	25,912
Natura & Co. Holding SA (a)	9,917	34,482
Rumo SA	23,644	111,707
Sendas Distribuidora SA	8,262	23,012
Suzano SA	8,756	100,275
Telefonica Brasil SA	9,874	108,627
TOTVS SA	4,784	33,180
Vale SA	46,926	745,777
WEG SA	21,074	160,129
		4,006,601
CHILE — 0.5%
Banco Santander Chile	1,330,372	65,507
Cencosud SA	28,973	54,908
Empresas CMPC SA	50,016	97,365
Enel Americas SA (a)	651,640	72,754
Falabella SA (a)	10,381	26,152
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,670	100,683
		417,369
CHINA — 27.0%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	13,000	34,341
Security Description	Shares	Value
3SBio, Inc. (b)	16,000	$15,409
AAC Technologies Holdings, Inc. (c)	9,000	26,740
Addsino Co. Ltd. Class A	12,300	14,458
Agricultural Bank of China Ltd. Class A	63,600	32,512
Agricultural Bank of China Ltd. Class H	351,000	135,302
Aier Eye Hospital Group Co. Ltd. Class A	5,380	11,953
Air China Ltd. Class A (a)	21,800	22,472
Airtac International Group	2,092	68,846
Akeso, Inc. (a) (b) (c)	5,000	29,711
Alibaba Group Holding Ltd.	202,500	1,960,543
Alibaba Group Holding Ltd. ADR	610	47,281
Alibaba Health Information Technology Ltd. (a) (c)	48,000	26,064
Anhui Conch Cement Co. Ltd. Class H	23,000	53,137
Anhui Gujing Distillery Co. Ltd. Class B	1,600	24,343
Anjoy Foods Group Co. Ltd. Class A	900	13,222
ANTA Sports Products Ltd.	17,695	171,658
Autohome, Inc. ADR	673	18,884
AviChina Industry & Technology Co. Ltd. Class H	11,000	4,719
Baidu, Inc. Class A (a)	31,412	467,044
Bank of China Ltd. Class H	793,509	302,829
Bank of Communications Co. Ltd. Class H	84,000	52,389
BBMG Corp. Class A	125,600	33,690
BeiGene Ltd. (a)	8,903	125,532
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	6,600	29,151
Beijing Enterprises Holdings Ltd.	7,500	26,077
Beijing Enterprises Water Group Ltd.	158,000	35,208
Beijing Shunxin Agriculture Co. Ltd. Class A (a)	5,800	17,342
BGI Genomics Co. Ltd. Class A	3,000	20,223
Bilibili, Inc. Class Z (a) (c)	2,355	28,229
Bosideng International Holdings Ltd.	58,000	26,071
BYD Co. Ltd. Class A	1,500	41,710
BYD Co. Ltd. Class H	12,136	333,219
BYD Electronic International Co. Ltd.	9,500	44,528
Caitong Securities Co. Ltd. Class A	45,010	49,052
CGN Power Co. Ltd. Class H (b)	358,000	93,528
China Cinda Asset Management Co. Ltd. Class H	259,000	25,872

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
China CITIC Bank Corp. Ltd. Class H	59,000	$27,805
China Construction Bank Corp. Class H	1,023,340	609,400
China Eastern Airlines Corp. Ltd. Class A (a)	32,100	17,491
China Everbright Environment Group Ltd.	73,851	24,023
China Feihe Ltd. (b)	30,000	16,405
China Hongqiao Group Ltd. (c)	20,000	16,367
China International Capital Corp. Ltd. Class H (b)	19,200	28,178
China Jinmao Holdings Group Ltd.	8,946	859
China Life Insurance Co. Ltd. Class H	120,000	155,522
China Literature Ltd. (a) (b)	2,200	8,185
China Longyuan Power Group Corp. Ltd. Class H	61,000	46,247
China Medical System Holdings Ltd.	11,000	19,497
China Mengniu Dairy Co. Ltd.	40,000	107,574
China Merchants Bank Co. Ltd. Class A	18,300	71,498
China Merchants Bank Co. Ltd. Class H	48,000	167,201
China Merchants Port Holdings Co. Ltd.	37,989	51,764
China Minsheng Banking Corp. Ltd. Class H	115,800	39,299
China National Building Material Co. Ltd. Class H	52,000	22,242
China Oilfield Services Ltd. Class H	38,000	38,834
China Overseas Land & Investment Ltd.	38,000	66,962
China Pacific Insurance Group Co. Ltd. Class H	33,800	68,219
China Railway Group Ltd. Class H	158,000	70,415
China Resources Beer Holdings Co. Ltd.	24,000	105,116
China Resources Gas Group Ltd.	15,900	52,127
China Resources Land Ltd.	36,000	129,089
China Resources Mixc Lifestyle Services Ltd. (b)	7,000	24,966
China Ruyi Holdings Ltd. (a) (c)	52,000	11,521
China State Construction International Holdings Ltd.	22,000	25,441
China Taiping Insurance Holdings Co. Ltd.	42,030	36,171
China Tourism Group Duty Free Corp. Ltd. Class A	1,500	17,630
China Tower Corp. Ltd. Class H (b)	550,000	57,757
China Vanke Co. Ltd. Class H	35,300	32,639
Security Description	Shares	Value
China Yangtze Power Co. Ltd. Class A	15,800	$51,789
Chinasoft International Ltd.	16,000	12,274
Chongqing Zhifei Biological Products Co. Ltd. Class A	5,000	42,911
Chow Tai Fook Jewellery Group Ltd.	25,200	37,500
CITIC Securities Co. Ltd. Class A	9,200	26,319
CITIC Securities Co. Ltd. Class H	19,750	40,317
CMOC Group Ltd. Class A	56,000	40,895
CMOC Group Ltd. Class H	54,000	29,529
Contemporary Amperex Technology Co. Ltd. Class A	4,980	114,181
COSCO SHIPPING Holdings Co. Ltd. Class A	32,500	43,725
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	43,350	43,580
Country Garden Holdings Co. Ltd. (a) (c)	133,460	13,331
Country Garden Services Holdings Co. Ltd. (c)	20,000	17,289
CRRC Corp. Ltd. Class H	52,000	22,908
CSPC Pharmaceutical Group Ltd.	130,640	121,463
Daan Gene Co. Ltd. Class A	1,780	2,420
Daqo New Energy Corp. ADR (a)	732	19,471
Dongfang Electric Corp. Ltd. Class A	18,000	36,958
East Buy Holding Ltd. (a) (b) (c)	7,000	24,921
East Money Information Co. Ltd. Class A	7,716	15,214
ENN Energy Holdings Ltd.	9,400	69,219
Eve Energy Co. Ltd. Class A	2,400	14,224
Flat Glass Group Co. Ltd. Class A	6,000	22,498
Flat Glass Group Co. Ltd. Class H (c)	5,000	8,439
Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,488	23,919
Fuyao Glass Industry Group Co. Ltd. Class A	4,100	21,529
Ganfeng Lithium Group Co. Ltd. Class A	3,620	21,759
Ganfeng Lithium Group Co. Ltd. Class H (b)	3,880	14,658
GCL Technology Holdings Ltd.	257,000	40,812
GDS Holdings Ltd. ADR (a) (c)	1,440	13,133
GDS Holdings Ltd. Class A (a) (c)	5,240	6,080
Geely Automobile Holdings Ltd.	87,000	95,707
Gemdale Corp. Class A	20,493	12,548
Genscript Biotech Corp. (a)	20,000	50,867
GoerTek, Inc. Class A	12,200	35,997
Goldwind Science & Technology Co. Ltd. Class A	18,239	20,492

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Great Wall Motor Co. Ltd. Class H (c)	61,713	$80,139
GRG Banking Equipment Co. Ltd. Class A	21,700	37,362
Guangdong Investment Ltd.	72,801	52,956
Guangzhou Automobile Group Co. Ltd. Class H	28,000	13,016
Guangzhou Haige Communications Group, Inc. Co. Class A	24,500	44,213
H World Group Ltd. ADR	2,712	90,689
Haidilao International Holding Ltd. (b)	11,000	20,483
Haier Smart Home Co. Ltd. Class A	21,700	63,997
Haier Smart Home Co. Ltd. Class H	22,400	63,254
Haitong Securities Co. Ltd. Class A	29,000	38,161
Hangzhou First Applied Material Co. Ltd. Class A	3,740	12,747
Hangzhou Silan Microelectronics Co. Ltd. Class A	9,300	29,818
Hangzhou Tigermed Consulting Co. Ltd. Class A	3,400	26,248
Hansoh Pharmaceutical Group Co. Ltd. (b)	18,000	36,329
Hengan International Group Co. Ltd.	12,000	44,643
Hengli Petrochemical Co. Ltd. Class A (a)	5,600	10,358
Hithink RoyalFlush Information Network Co. Ltd. Class A	2,200	48,467
Hoyuan Green Energy Co. Ltd. Class A	1,693	7,913
Hua Hong Semiconductor Ltd. (a) (b)	11,000	26,596
Huaneng Power International, Inc. Class H (a)	118,000	62,562
Huatai Securities Co. Ltd. Class H (b)	63,600	80,309
Hygeia Healthcare Holdings Co. Ltd. (b) (c)	8,200	37,070
Industrial & Commercial Bank of China Ltd. Class A	49,500	33,229
Industrial & Commercial Bank of China Ltd. Class H	652,857	319,382
Industrial Bank Co. Ltd. Class A	17,000	38,700
Innovent Biologics, Inc. (a) (b)	18,500	101,283
Intco Medical Technology Co. Ltd. Class A	1,400	4,593
iQIYI, Inc. ADR (a)	4,014	19,588
JA Solar Technology Co. Ltd. Class A	5,476	15,934
JD Health International, Inc. (a) (b)	15,750	78,865
JD Logistics, Inc. (a) (b) (c)	23,900	29,934
Security Description	Shares	Value
JD.com, Inc. Class A	27,684	$398,851
Jiangsu Hengli Hydraulic Co. Ltd. Class A	100	768
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,792	24,087
Jiangxi Copper Co. Ltd. Class A	7,100	17,808
Jiangxi Copper Co. Ltd. Class H	17,000	24,035
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	24,500	42,768
JOYY, Inc. ADR	472	18,738
Kanzhun Ltd. ADR	1,872	31,094
KE Holdings, Inc. ADR	7,194	116,615
Kingboard Holdings Ltd.	7,000	16,746
Kingdee International Software Group Co. Ltd. (a)	26,000	37,892
Kingsoft Corp. Ltd.	21,600	66,665
Kuaishou Technology (a) (b)	29,700	201,397
Kweichow Moutai Co. Ltd. Class A	1,100	266,635
Lenovo Group Ltd.	119,880	167,648
Lens Technology Co. Ltd. Class A	12,800	23,728
Li Auto, Inc. Class A (a)	13,504	254,393
Li Ning Co. Ltd.	28,500	76,282
Longfor Group Holdings Ltd. (b) (c)	25,167	40,288
LONGi Green Energy Technology Co. Ltd. Class A	9,280	29,845
Lufax Holding Ltd. ADR (c)	1,983	6,088
Luxshare Precision Industry Co. Ltd. Class A	14,129	68,357
Luzhou Laojiao Co. Ltd. Class A	1,400	35,276
Mango Excellent Media Co. Ltd. Class A	4,100	14,510
Maxscend Microelectronics Co. Ltd. Class A	288	5,703
Meituan Class B (a) (b)	63,959	670,834
Microport Scientific Corp. (a)	6,708	7,233
Minth Group Ltd.	14,000	28,292
Muyuan Foods Co. Ltd. Class A	6,686	38,667
NanJi E-Commerce Co. Ltd. Class A (a)	15,900	8,686
NARI Technology Co. Ltd. Class A	14,736	46,191
NAURA Technology Group Co. Ltd. Class A	1,500	51,760
NetEase, Inc.	26,130	470,494
New China Life Insurance Co. Ltd. Class H	27,300	53,212
New Oriental Education & Technology Group, Inc. (a)	21,900	154,955
NIO, Inc. ADR (a)	17,929	162,616
Nongfu Spring Co. Ltd. Class H (b) (c)	20,000	115,642

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
OFILM Group Co. Ltd. Class A (a)	23,800	$29,112
Ovctek China, Inc. Class A	1,400	4,440
PDD Holdings, Inc. ADR (a)	6,864	1,004,272
People's Insurance Co. Group of China Ltd. Class H	115,000	35,346
Pharmaron Beijing Co. Ltd. Class A	2,550	10,378
PICC Property & Casualty Co. Ltd. Class H	124,000	147,367
Ping An Bank Co. Ltd. Class A	15,600	20,572
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	8,000	18,195
Ping An Insurance Group Co. of China Ltd. Class A	9,600	54,332
Ping An Insurance Group Co. of China Ltd. Class H	77,500	350,849
Pop Mart International Group Ltd. (b)	11,000	28,526
Postal Savings Bank of China Co. Ltd. Class H (b)	64,000	30,572
Qifu Technology, Inc. ADR	1,179	18,652
RiseSun Real Estate Development Co. Ltd. Class A (a)	21,100	5,067
Sangfor Technologies, Inc. Class A (a)	1,100	11,167
Sany Heavy Equipment International Holdings Co. Ltd.	17,000	16,437
Seazen Holdings Co. Ltd. Class A (a)	6,100	9,775
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	12,770	30,506
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (c)	54,000	52,627
Shanghai Baosight Software Co. Ltd. Class A	15,276	104,692
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	11,800	41,479
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	66,400	21,646
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	10,000	27,104
Shanxi Securities Co. Ltd. Class A	32,130	24,321
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	840	27,219
Shenzhen Kangtai Biological Products Co. Ltd. Class A	4,000	15,252
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	32,649
Security Description	Shares	Value
Shenzhou International Group Holdings Ltd.	11,043	$113,703
Silergy Corp.	4,000	65,167
Sinopharm Group Co. Ltd. Class H	22,400	58,664
Smoore International Holdings Ltd. (b) (c)	26,000	21,643
SooChow Securities Co. Ltd. Class A	29,890	30,685
Sungrow Power Supply Co. Ltd. Class A	2,700	33,213
Sunny Optical Technology Group Co. Ltd.	10,500	95,271
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	8,000	20,425
TAL Education Group ADR (a)	4,345	54,877
Tencent Holdings Ltd.	78,595	2,955,157
Tencent Music Entertainment Group ADR (a)	5,722	51,555
Thunder Software Technology Co. Ltd. Class A	1,500	16,865
Tianma Microelectronics Co. Ltd. Class A (a)	23,400	34,998
Tingyi Cayman Islands Holding Corp.	24,000	29,260
Tongcheng Travel Holdings Ltd. (a)	16,400	30,328
Tongwei Co. Ltd. Class A	1,500	5,273
Topsports International Holdings Ltd. (b)	28,000	21,802
TravelSky Technology Ltd. Class H	14,000	24,204
Trina Solar Co. Ltd. Class A	3,700	14,825
Trip.com Group Ltd. (a)	7,440	264,498
Tsingtao Brewery Co. Ltd. Class A	7,500	78,733
Vipshop Holdings Ltd. ADR (a)	5,191	92,192
Walvax Biotechnology Co. Ltd. Class A	7,100	23,442
Wanhua Chemical Group Co. Ltd. Class A	2,500	26,971
Want Want China Holdings Ltd.	113,000	68,305
Weibo Corp. ADR	843	9,231
Weichai Power Co. Ltd. Class A	47,100	90,289
Weichai Power Co. Ltd. Class H	24,000	40,079
Will Semiconductor Co. Ltd. Shanghai Class A	1,420	21,280
Wingtech Technology Co. Ltd. Class A (a)	1,700	10,101
Wuliangye Yibin Co. Ltd. Class A	4,842	95,411
WuXi AppTec Co. Ltd. Class A	5,472	55,914
WuXi AppTec Co. Ltd. Class H (b) (c)	4,980	50,670
Wuxi Biologics Cayman, Inc. (a) (b)	46,000	174,373

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Xiaomi Corp. Class B (a) (b)	204,200	$407,953
Xinyi Solar Holdings Ltd.	61,281	35,787
XPeng, Inc. Class A (a) (c)	9,890	71,814
Xtep International Holdings Ltd.	20,500	11,578
Yadea Group Holdings Ltd. (b)	24,000	42,169
Yifan Pharmaceutical Co. Ltd. Class A (a)	15,000	31,135
Yuexiu Property Co. Ltd.	26,000	21,177
Yum China Holdings, Inc.	5,091	216,011
Yunnan Energy New Material Co. Ltd. Class A	1,500	11,970
Zai Lab Ltd. ADR (a) (c)	932	25,472
Zhaojin Mining Industry Co. Ltd. Class H (c)	19,500	24,248
Zhejiang Dahua Technology Co. Ltd. Class A	15,600	40,421
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,550	16,417
Zhejiang NHU Co. Ltd. Class A	14,856	35,384
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b)	5,700	13,023
Zhongji Innolight Co. Ltd. Class A	4,000	63,427
Zhongsheng Group Holdings Ltd.	7,500	17,942
Zhuzhou CRRC Times Electric Co. Ltd. Class H	18,400	52,548
Zijin Mining Group Co. Ltd. Class A	37,200	65,095
Zijin Mining Group Co. Ltd. Class H	60,000	97,739
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	14,400	13,206
ZTE Corp. Class A	6,100	22,685
ZTE Corp. Class H	9,600	21,441
ZTO Express Cayman, Inc. ADR	5,563	118,381
		21,651,227
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	13,220	102,102
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	34,926	49,715
GREECE — 0.5%
Alpha Services & Holdings SA (a)	29,902	50,835
Eurobank Ergasias Services & Holdings SA Class A (a)	34,323	61,043
Hellenic Telecommunications Organization SA	3,083	43,933
Jumbo SA	1,121	31,106
Motor Oil Hellas Corinth Refineries SA	858	22,520
Mytilineos SA	1,341	54,365
Security Description	Shares	Value
National Bank of Greece SA (a)	7,320	$50,861
OPAP SA	2,770	47,030
Terna Energy SA	829	14,561
		376,254
HONG KONG — 0.1%
Orient Overseas International Ltd. (c)	2,000	27,918
Sino Biopharmaceutical Ltd.	204,250	90,766
		118,684
HUNGARY — 0.3%
OTP Bank Nyrt	4,810	219,644
INDIA — 15.0%
Adani Energy Solutions Ltd. (a)	1,372	17,242
Adani Green Energy Ltd. (a)	5,017	96,284
Adani Ports & Special Economic Zone Ltd.	11,335	139,532
Adani Total Gas Ltd.	783	9,296
Ambuja Cements Ltd.	10,535	65,947
Apollo Hospitals Enterprise Ltd.	948	64,983
Asian Paints Ltd.	4,809	196,628
Aurobindo Pharma Ltd.	9,685	126,163
Avenue Supermarts Ltd. (a) (b)	2,269	111,322
Axis Bank Ltd.	32,832	434,913
Bajaj Auto Ltd.	1,460	119,259
Bajaj Finance Ltd.	2,569	226,224
Bajaj Finserv Ltd.	6,733	136,402
Balkrishna Industries Ltd.	1,569	48,430
Bandhan Bank Ltd. (b)	15,257	44,260
Bharat Electronics Ltd.	91,550	202,653
Bharat Forge Ltd.	6,150	91,522
Bharti Airtel Ltd.	27,257	338,101
Britannia Industries Ltd.	807	51,772
Cholamandalam Investment & Finance Co. Ltd.	9,079	137,450
Cipla Ltd.	6,047	90,566
Container Corp. of India Ltd.	4,216	43,554
Dabur India Ltd.	9,295	62,239
Divi's Laboratories Ltd.	1,647	77,268
DLF Ltd.	5,443	47,514
Dr Reddy's Laboratories Ltd.	1,998	139,210
Eicher Motors Ltd.	2,058	102,475
Godrej Consumer Products Ltd.	5,972	81,183
Grasim Industries Ltd.	5,481	140,612
Havells India Ltd.	4,420	72,660
HCL Technologies Ltd.	17,490	308,147
HDFC Bank Ltd.	34,421	707,024
HDFC Life Insurance Co. Ltd. (b)	4,449	34,576
Hero MotoCorp Ltd.	882	43,876
Hindalco Industries Ltd.	26,277	194,156
Hindustan Unilever Ltd.	11,875	380,158
ICICI Bank Ltd.	66,240	793,316
ICICI Lombard General Insurance Co. Ltd. (b)	1,825	31,145
Indus Towers Ltd. (a)	14,184	33,929

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Info Edge India Ltd.	1,139	$70,356
Infosys Ltd.	46,539	862,899
InterGlobe Aviation Ltd. (a) (b)	3,552	126,651
ITC Ltd.	49,897	277,086
Jubilant Foodworks Ltd.	8,933	60,658
Kotak Mahindra Bank Ltd.	13,413	307,561
Larsen & Toubro Ltd.	8,777	371,906
LTIMindtree Ltd. (b)	528	39,942
Lupin Ltd.	3,892	61,876
Mahindra & Mahindra Ltd.	13,760	285,969
Marico Ltd.	7,999	52,725
Maruti Suzuki India Ltd.	1,942	240,431
Muthoot Finance Ltd.	3,623	64,276
Nestle India Ltd.	412	131,602
Page Industries Ltd.	63	29,157
Petronet LNG Ltd.	10,615	28,402
PI Industries Ltd.	1,202	50,786
Power Grid Corp. of India Ltd.	32,013	91,253
Samvardhana Motherson International Ltd.	38,999	47,780
SBI Cards & Payment Services Ltd.	6,371	58,160
SBI Life Insurance Co. Ltd. (b)	1,179	20,298
Shree Cement Ltd.	152	52,339
Shriram Finance Ltd.	5,329	131,493
State Bank of India	32,260	248,908
Sun Pharmaceutical Industries Ltd.	17,835	269,935
Tata Consultancy Services Ltd.	13,210	602,194
Tata Consumer Products Ltd.	5,636	73,608
Tata Elxsi Ltd.	329	34,608
Tata Steel Ltd.	107,862	180,950
Tech Mahindra Ltd.	6,151	94,072
Titan Co. Ltd.	5,191	229,280
Trent Ltd.	3,734	137,083
Tube Investments of India Ltd.	1,242	52,861
UltraTech Cement Ltd.	1,460	184,278
United Spirits Ltd.	5,108	68,612
UPL Ltd.	10,352	73,055
Varun Beverages Ltd.	5,209	77,427
Wipro Ltd.	17,958	101,709
Yes Bank Ltd. (a)	218,570	56,341
		11,990,518
INDONESIA — 1.8%
Bank Central Asia Tbk. PT	724,000	442,008
Bank Mandiri Persero Tbk. PT	590,000	231,831
Bank Negara Indonesia Persero Tbk. PT	281,818	98,381
Bank Rakyat Indonesia Persero Tbk. PT	849,367	315,817
Kalbe Farma Tbk. PT	353,965	37,013
Sumber Alfaria Trijaya Tbk. PT	213,700	40,666
Telkom Indonesia Persero Tbk. PT	873,700	224,142
Unilever Indonesia Tbk. PT	197,500	45,280
		1,435,138
Security Description	Shares	Value
KUWAIT — 0.7%
Agility Public Warehousing Co. KSC (a)	47,839	$79,251
Boubyan Bank KSCP	19,803	38,671
Gulf Bank KSCP	125,629	114,896
Kuwait Finance House KSCP	75,272	177,860
Mabanee Co. KPSC	20,075	55,080
National Bank of Kuwait SAKP	32,998	96,014
		561,772
MALAYSIA — 1.4%
CELCOMDIGI Bhd.	111,400	98,915
CIMB Group Holdings Bhd.	142,549	181,482
Genting Malaysia Bhd.	48,900	28,627
Hartalega Holdings Bhd. (a)	17,100	10,048
IHH Healthcare Bhd.	11,500	15,091
IOI Corp. Bhd.	124,800	106,739
Kossan Rubber Industries Bhd.	9,400	3,785
Malayan Banking Bhd.	26,928	52,098
Maxis Bhd.	93,700	78,508
Petronas Chemicals Group Bhd.	67,700	105,491
Petronas Gas Bhd.	14,000	53,014
Public Bank Bhd.	222,900	208,105
Sime Darby Bhd.	75,655	38,692
Sime Darby Plantation Bhd.	41,855	40,625
Supermax Corp. Bhd.	28,936	5,919
Tenaga Nasional Bhd.	47,800	104,442
Top Glove Corp. Bhd. (a)	82,600	16,179
		1,147,760
MEXICO — 2.8%
America Movil SAB de CV Class B	217,917	202,546
Arca Continental SAB de CV	7,537	82,520
Coca-Cola Femsa SAB de CV	8,697	82,669
Fomento Economico Mexicano SAB de CV	16,197	211,375
Gruma SAB de CV Class B	3,769	69,248
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	8,145	142,574
Grupo Bimbo SAB de CV Class A	29,094	147,665
Grupo Carso SAB de CV	14,064	157,453
Grupo Financiero Banorte SAB de CV Class O	36,790	370,974
Grupo Financiero Inbursa SAB de CV Class O (a)	52,447	144,663
Industrias Penoles SAB de CV (a) (c)	3,577	52,435
Kimberly-Clark de Mexico SAB de CV Class A	26,855	60,531
Orbia Advance Corp. SAB de CV	29,617	65,794
Promotora y Operadora de Infraestructura SAB de CV	4,030	43,721
Southern Copper Corp.	794	68,340

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	72,383	$305,911
		2,208,419
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (c)	5,779	88,072
Credicorp Ltd.	1,143	171,370
		259,442
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	71,620	57,684
Ayala Corp.	7,900	97,154
Ayala Land, Inc.	178,580	111,098
BDO Unibank, Inc.	53,588	126,289
SM Investments Corp.	5,030	79,208
SM Prime Holdings, Inc.	100,000	59,413
Universal Robina Corp.	24,690	52,702
		583,548
POLAND — 0.8%
Allegro.eu SA (a) (b)	3,204	27,153
Bank Polska Kasa Opieki SA	3,746	144,848
CD Projekt SA	932	27,257
KGHM Polska Miedz SA	1,743	54,388
LPP SA	14	57,641
Powszechna Kasa Oszczednosci Bank Polski SA (a)	15,658	200,371
Powszechny Zaklad Ubezpieczen SA	11,460	137,762
		649,420
QATAR — 1.0%
Barwa Real Estate Co.	75,973	60,115
Commercial Bank PSQC	72,739	118,868
Industries Qatar QSC	36,387	128,918
Masraf Al Rayan QSC	137,234	97,696
Qatar Islamic Bank SAQ	22,248	127,708
Qatar National Bank QPSC	54,564	240,525
		773,830
ROMANIA — 0.1%
NEPI Rockcastle NV	8,660	59,847
RUSSIA — 0.0%
Mobile TeleSystems PJSC ADR (a) (d)	8,917	—
Polyus PJSC GDR (a) (d)	1,137	—
Sberbank of Russia PJSC (d)	267,268	—
TCS Group Holding PLC GDR (a) (d)	2,150	—
VK IPJSC GDR (a) (d)	1,648	—
VTB Bank PJSC (a) (d)	56,126,000	—
X5 Retail Group NV GDR (a) (d)	2,256	—
Yandex NV Class A (a) (d)	5,874	—
		—
Security Description	Shares	Value
SAUDI ARABIA — 4.2%
ACWA Power Co.	1,049	$71,891
Advanced Petrochemical Co.	4,404	46,330
Al Rajhi Bank	27,990	649,368
Alinma Bank	7,667	79,226
Almarai Co. JSC	2,728	40,884
Arab National Bank	6,515	44,041
Bank AlBilad	4,152	49,769
Bank Al-Jazira (a)	8,201	40,896
Banque Saudi Fransi	8,620	91,947
Bupa Arabia for Cooperative Insurance Co.	1,112	63,221
Dar Al Arkan Real Estate Development Co. (a)	16,739	62,135
Dr Sulaiman Al Habib Medical Services Group Co.	1,146	86,729
Elm Co.	575	124,967
Emaar Economic City (a)	5,147	10,870
Etihad Etisalat Co.	6,681	88,011
Jarir Marketing Co.	9,809	40,910
Mouwasat Medical Services Co.	1,278	38,101
National Industrialization Co. (a)	4,408	14,458
Rabigh Refining & Petrochemical Co. (a)	13,087	36,364
Riyad Bank	16,335	124,364
SABIC Agri-Nutrients Co.	1,900	70,021
Sahara International Petrochemical Co.	9,294	84,390
Saudi Arabian Mining Co. (a)	22,279	262,298
Saudi Awwal Bank	12,307	123,398
Saudi Basic Industries Corp.	9,181	203,941
Saudi Electricity Co.	6,072	30,700
Saudi Industrial Investment Group	3,600	21,312
Saudi Investment Bank	6,408	27,170
Saudi Kayan Petrochemical Co. (a)	9,891	28,644
Saudi National Bank	36,940	381,221
Saudi Telecom Co.	22,007	237,382
Savola Group	2,758	27,470
Yanbu National Petrochemical Co.	2,728	27,644
		3,330,073
SOUTH AFRICA — 3.1%
Absa Group Ltd.	11,332	101,444
Anglo American Platinum Ltd. (c)	653	34,422
Bid Corp. Ltd.	7,536	175,816
Bidvest Group Ltd.	8,583	118,409
Capitec Bank Holdings Ltd.	558	61,830
Clicks Group Ltd.	3,723	66,309
FirstRand Ltd.	69,196	278,146
Gold Fields Ltd.	14,224	216,057
Harmony Gold Mining Co. Ltd.	6,567	42,944

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Impala Platinum Holdings Ltd.	8,853	$44,184
MTN Group Ltd.	26,320	166,231
Naspers Ltd. Class N	2,481	424,365
Nedbank Group Ltd.	6,082	71,913
Northam Platinum Holdings Ltd.	3,726	28,612
Old Mutual Ltd.	16,653	11,893
Sanlam Ltd.	29,724	118,327
Shoprite Holdings Ltd.	9,115	137,093
Sibanye Stillwater Ltd.	29,930	40,752
Standard Bank Group Ltd.	22,032	250,710
Vodacom Group Ltd.	12,743	73,862
Woolworths Holdings Ltd.	11,343	44,783
		2,508,102
SOUTH KOREA — 13.8%
Alteogen, Inc. (a)	387	29,598
AMOREPACIFIC Group	645	14,649
Celltrion Pharm, Inc. (a)	316	22,622
Celltrion, Inc.	2,041	319,337
Coway Co. Ltd.	1,583	70,306
Doosan Enerbility Co. Ltd. (a)	3,671	45,321
Ecopro BM Co. Ltd. (a)	580	129,699
Ecopro Co. Ltd. (a)	204	102,483
Hana Financial Group, Inc.	2,845	95,872
Hanwha Solutions Corp. (a)	1,326	40,669
Helixmith Co. Ltd. (a)	113	541
HLB, Inc. (a)	1,425	56,097
HMM Co. Ltd.	3,436	52,238
Hyundai Engineering & Construction Co. Ltd.	3,141	85,116
Hyundai Glovis Co. Ltd.	685	101,854
Hyundai Mobis Co. Ltd.	1,201	221,009
Hyundai Motor Co.	2,312	365,317
Hyundai Motor Co. Preference Shares	862	75,966
Hyundai Steel Co.	1,658	46,989
Industrial Bank of Korea (a)	11,245	103,553
Kakao Corp. (a)	3,126	131,797
KB Financial Group, Inc.	5,960	250,358
Kia Corp.	4,158	322,851
Korea Zinc Co. Ltd.	252	97,442
Krafton, Inc. (a)	295	44,345
KT&G Corp.	2,407	162,410
Kumho Petrochemical Co. Ltd.	223	23,012
L&F Co. Ltd.	286	45,302
LG Chem Ltd.	732	283,615
LG Corp.	1,717	114,520
LG Electronics, Inc.	2,033	160,695
LG Energy Solution Ltd. (a)	228	75,681
LG H&H Co. Ltd.	182	50,167
LG Innotek Co. Ltd.	146	27,150
Lotte Chemical Corp.	439	52,220
LX Holdings Corp. (a)	836	4,576
NAVER Corp.	1,905	331,330
NCSoft Corp.	342	63,864
POSCO Future M Co. Ltd.	250	69,687
Security Description	Shares	Value
POSCO Holdings, Inc.	1,133	$439,423
Samsung Biologics Co. Ltd. (a) (b)	193	113,891
Samsung C&T Corp.	1,356	136,348
Samsung Electronics Co. Ltd.	58,659	3,575,380
Samsung Electronics Co. Ltd. Preference Shares	9,461	457,660
Samsung Fire & Marine Insurance Co. Ltd.	620	126,609
Samsung SDI Co. Ltd.	873	319,944
Samsung SDS Co. Ltd.	963	127,114
Seegene, Inc.	454	8,073
Shin Poong Pharmaceutical Co. Ltd. (a)	423	4,441
Shinhan Financial Group Co. Ltd.	8,204	255,758
SK Bioscience Co. Ltd. (a)	348	19,455
SK Chemicals Co. Ltd.	97	5,069
SK Hynix, Inc.	7,364	809,074
SK Innovation Co. Ltd. (a)	679	73,968
SK Square Co. Ltd. (a)	531	21,687
SK Telecom Co. Ltd.	827	32,171
S-Oil Corp.	1,532	82,792
Woori Financial Group, Inc.	11,636	117,453
		11,016,568
TAIWAN — 17.3%
Accton Technology Corp.	5,000	85,206
Advantech Co. Ltd.	6,000	72,726
ASE Technology Holding Co. Ltd.	62,656	275,608
Asustek Computer, Inc.	15,000	239,243
AUO Corp.	32,400	19,161
Catcher Technology Co. Ltd.	3,000	18,964
Cathay Financial Holding Co. Ltd.	144,403	215,260
Chailease Holding Co. Ltd.	19,890	125,080
Chang Hwa Commercial Bank Ltd.	117,210	68,362
China Airlines Ltd.	37,000	26,101
China Development Financial Holding Corp. (a)	325,257	133,005
China Steel Corp.	206,000	181,229
Chunghwa Telecom Co. Ltd.	51,000	199,410
Compal Electronics, Inc.	64,000	83,101
CTBC Financial Holding Co. Ltd.	291,000	268,808
E Ink Holdings, Inc.	15,000	96,284
E.Sun Financial Holding Co. Ltd.	229,332	192,788
eMemory Technology, Inc.	1,000	79,829
Eva Airways Corp.	37,000	37,916
Evergreen Marine Corp. Taiwan Ltd.	14,600	68,265
Far Eastern New Century Corp.	53,000	53,880
First Financial Holding Co. Ltd.	223,656	199,677

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Formosa Chemicals & Fibre Corp.	49,397	$100,273
Formosa Plastics Corp.	67,000	172,900
Fubon Financial Holding Co. Ltd.	130,987	276,566
Global Unichip Corp.	1,000	56,695
Globalwafers Co. Ltd.	2,000	38,253
Hon Hai Precision Industry Co. Ltd.	169,980	578,775
Hotai Motor Co. Ltd.	5,100	117,818
Hua Nan Financial Holdings Co. Ltd.	135,030	98,334
Innolux Corp.	57,380	26,736
Inventec Corp.	30,000	51,612
Largan Precision Co. Ltd.	1,000	93,514
Lite-On Technology Corp.	35,000	133,429
MediaTek, Inc.	19,000	628,370
Mega Financial Holding Co. Ltd.	190,134	242,852
Nan Ya Plastics Corp.	73,000	158,176
Nan Ya Printed Circuit Board Corp.	4,000	32,779
Novatek Microelectronics Corp.	8,000	134,765
Pegatron Corp.	41,000	116,626
President Chain Store Corp.	4,394	38,585
Quanta Computer, Inc.	40,000	292,599
Realtek Semiconductor Corp.	8,000	122,904
Shanghai Commercial & Savings Bank Ltd.	48,000	73,195
SinoPac Financial Holdings Co. Ltd.	131,559	84,447
Taishin Financial Holding Co. Ltd.	265,038	156,309
Taiwan Cement Corp.	105,743	120,074
Taiwan Cooperative Financial Holding Co. Ltd.	170,763	148,560
Taiwan Mobile Co. Ltd.	26,000	83,531
Taiwan Semiconductor Manufacturing Co. Ltd.	298,734	5,772,120
Unimicron Technology Corp.	11,000	63,081
Uni-President Enterprises Corp.	71,000	172,350
United Microelectronics Corp.	200,602	343,809
Voltronic Power Technology Corp.	1,000	55,718
Wan Hai Lines Ltd.	11,500	20,609
Wistron Corp.	28,000	89,956
Wiwynn Corp.	1,000	59,465
Yageo Corp.	4,000	77,809
Yang Ming Marine Transport Corp.	12,000	20,058
Yuanta Financial Holding Co. Ltd.	255,244	229,541
		13,823,096
THAILAND — 1.6%
Advanced Info Service PCL NVDR	28,777	182,952
Security Description	Shares	Value
Airports of Thailand PCL NVDR	97,986	$171,528
Bangkok Dusit Medical Services PCL NVDR	215,900	175,528
BTS Group Holdings PCL	353,900	75,171
CP ALL PCL NVDR	109,500	179,653
Delta Electronics Thailand PCL	45,200	116,534
Energy Absolute PCL	19,800	25,669
Minor International PCL NVDR	111,552	96,412
PTT Global Chemical PCL NVDR	75,574	85,244
SCB X PCL NVDR	28,216	87,626
Siam Cement PCL	10,400	93,237
		1,289,554
TURKEY — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	52,004	79,202
BIM Birlesik Magazalar AS	7,849	79,928
Eregli Demir ve Celik Fabrikalari TAS (a)	18,974	26,340
Turk Hava Yollari AO (a)	14,222	110,082
Turkcell Iletisim Hizmetleri AS	21,794	41,398
Turkiye Is Bankasi AS Class C	101,673	80,418
Turkiye Petrol Rafinerileri AS	17,181	83,188
		500,556
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	80,522	201,264
Abu Dhabi Islamic Bank PJSC	22,083	60,848
Aldar Properties PJSC	134,006	195,203
Dubai Islamic Bank PJSC	24,390	37,985
Emirates NBD Bank PJSC	11,271	53,091
Emirates Telecommunications Group Co. PJSC	41,866	223,878
First Abu Dhabi Bank PJSC	38,780	147,402
Multiply Group PJSC (a)	63,661	55,120
		974,791
UNITED STATES — 0.2%
JBS SA	19,335	99,151
Legend Biotech Corp. ADR (a)	732	44,044
Parade Technologies Ltd.	1,000	39,100
		182,295
TOTAL COMMON STOCKS (Cost $81,759,057)		80,236,325

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 02/05/24) (a) (Cost $0)	49	202
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (f) (g)	11,873	11,878

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	572,061	$572,061
TOTAL SHORT-TERM INVESTMENTS (Cost $583,940)		583,939
TOTAL INVESTMENTS — 100.9% (Cost $82,342,997)		80,820,466
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(697,188)
NET ASSETS — 100.0%		$80,123,278
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.9% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$79,925,714	$310,611	$0(a)	$80,236,325
Rights	202	—	—	202
Short-Term Investments	583,939	—	—	583,939
TOTAL INVESTMENTS	$80,509,855	$310,611	$0	$80,820,466
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	24.0%
Information Technology	24.0
Consumer Discretionary	13.3
Communication Services	9.5
Materials	8.0
Consumer Staples	6.8
Industrials	6.5
Health Care	4.2
Utilities	1.8
Real Estate	1.5
Energy	0.6
Short-Term Investments	0.7
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,040	$24,045	$1,443,215	$1,455,244	$(137)	$(1)	11,873	$11,878	$874
State Street Navigator Securities Lending Portfolio II	520,327	520,327	1,224,441	1,172,707	—	—	572,061	572,061	618
Total		$544,372	$2,667,656	$2,627,951	$(137)	$(1)		$583,939	$1,492
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 6.8%
Ampol Ltd.	8,766	$216,230
ANZ Group Holdings Ltd.	90,441	1,599,585
Aristocrat Leisure Ltd.	26,449	736,698
ASX Ltd.	11,437	492,122
Aurizon Holdings Ltd.	45,445	117,836
BHP Group Ltd.	379,745	13,062,185
BlueScope Steel Ltd.	25,172	401,921
Brambles Ltd.	177,266	1,645,021
Cochlear Ltd.	1,972	401,889
Coles Group Ltd.	85,987	945,225
Commonwealth Bank of Australia	30,157	2,300,578
Computershare Ltd.	26,045	433,454
Dexus REIT	35,730	187,241
Endeavour Group Ltd.	33,767	120,043
Flutter Entertainment PLC (a)	1,234	218,102
Fortescue Ltd.	144,835	2,867,992
Glencore PLC	940,670	5,661,262
Goodman Group REIT	21,384	369,162
GPT Group REIT	36,701	116,199
IDP Education Ltd. (b)	10,672	145,859
IGO Ltd.	50,720	313,210
Insurance Australia Group Ltd.	163,053	629,727
Lottery Corp. Ltd.	43,286	142,955
Macquarie Group Ltd.	4,236	530,770
Medibank Pvt Ltd.	729,979	1,773,240
Mineral Resources Ltd.	2,325	111,052
National Australia Bank Ltd.	72,620	1,521,254
Origin Energy Ltd.	40,022	231,307
Pilbara Minerals Ltd. (b)	41,174	110,976
QBE Insurance Group Ltd.	26,408	266,869
Ramsay Health Care Ltd.	2,993	107,444
REA Group Ltd. (b)	3,687	455,741
Rio Tinto Ltd.	26,057	2,412,033
Rio Tinto PLC	88,139	6,564,046
Santos Ltd.	106,843	554,073
Scentre Group REIT	129,089	263,371
Sonic Healthcare Ltd.	33,967	743,530
South32 Ltd.	90,306	205,196
Stockland REIT	37,159	112,832
Suncorp Group Ltd.	35,661	337,016
Telstra Group Ltd.	391,181	1,057,012
Transurban Group Stapled Security	107,334	1,004,111
Vicinity Ltd. REIT	71,063	98,919
Washington H Soul Pattinson & Co. Ltd. (b)	7,545	168,711
Wesfarmers Ltd.	138,583	5,393,821
Westpac Banking Corp.	97,476	1,523,142
Woodside Energy Group Ltd.	158,046	3,349,593
Woolworths Group Ltd.	91,077	2,311,845
		64,332,400
Security Description	Shares	Value
AUSTRIA — 0.3%
Erste Group Bank AG	15,211	$617,168
Mondi PLC	41,688	817,087
OMV AG	9,077	398,770
Verbund AG	3,906	362,656
voestalpine AG	8,294	261,666
		2,457,347
BELGIUM — 0.9%
Ageas SA	6,760	293,545
Anheuser-Busch InBev SA	21,951	1,416,578
Groupe Bruxelles Lambert NV	31,526	2,480,251
KBC Group NV	8,777	569,321
Lotus Bakeries NV	92	836,397
Sofina SA	649	161,593
Syensqo SA (a)	2,623	273,118
UCB SA	29,708	2,589,257
Umicore SA	10,078	277,203
		8,897,263
BRAZIL — 0.0% (c)
Yara International ASA	8,076	287,233
CHINA — 0.4%
BOC Hong Kong Holdings Ltd.	860,036	2,334,974
Prosus NV	15,545	463,381
SITC International Holdings Co. Ltd.	133,000	229,599
Wharf Holdings Ltd. (b)	37,000	119,171
Wilmar International Ltd.	140,500	380,248
Xinyi Glass Holdings Ltd.	103,280	115,864
		3,643,237
DENMARK — 3.4%
AP Moller - Maersk AS Class A	801	1,421,974
AP Moller - Maersk AS Class B	670	1,205,302
Carlsberg AS Class B	12,339	1,548,329
Chr Hansen Holding AS	13,005	1,091,145
Coloplast AS Class B	6,753	772,532
Danske Bank AS	17,483	467,364
DSV AS	11,812	2,075,044
Genmab AS (a)	5,584	1,783,180
Novo Nordisk AS Class B	177,573	18,369,485
Novozymes AS Class B	13,567	746,066
Orsted AS (d)	1,773	98,340
Pandora AS	5,761	796,664
Rockwool AS Class B	606	177,444
Tryg AS	57,046	1,241,793
Vestas Wind Systems AS (a)	5,604	177,960
		31,972,622
FINLAND — 1.5%
Elisa OYJ	55,124	2,549,579
Fortum OYJ	40,140	579,089
Kesko OYJ Class B	16,920	335,031
Kone OYJ Class B	56,172	2,802,196
Metso OYJ	30,803	312,023
Neste OYJ	31,199	1,110,085

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Nokia OYJ	247,014	$832,781
Nordea Bank Abp (e)	81,783	1,012,118
Nordea Bank Abp (e)	8,295	102,865
Orion OYJ Class B	41,632	1,805,980
Sampo OYJ Class A	48,001	2,100,293
Stora Enso OYJ Class R	25,448	352,092
UPM-Kymmene OYJ	13,678	514,626
Wartsila OYJ Abp	7,283	105,593
		14,514,351
FRANCE — 7.6%
Air Liquide SA	18,673	3,632,850
Airbus SE	5,671	875,648
Alstom SA (b)	6,618	89,043
Arkema SA	2,169	246,787
AXA SA	59,269	1,930,755
BioMerieux	2,699	299,934
BNP Paribas SA	47,117	3,257,672
Bouygues SA	10,846	408,793
Bureau Veritas SA	9,571	241,796
Capgemini SE	2,215	461,833
Carrefour SA	125,697	2,300,070
Cie de Saint-Gobain SA	15,838	1,166,247
Cie Generale des Etablissements Michelin SCA	20,805	746,004
Credit Agricole SA	41,321	586,633
Danone SA	34,160	2,214,281
Dassault Aviation SA	5,811	1,150,307
Dassault Systemes SE	3,195	156,121
Edenred SE	4,764	284,915
Eiffage SA	2,792	299,227
Engie SA	57,427	1,009,786
EssilorLuxottica SA	3,071	616,056
Getlink SE	23,396	428,112
Hermes International SCA	2,040	4,323,989
Ipsen SA	9,537	1,136,732
Kering SA	4,817	2,123,119
Klepierre SA REIT	7,474	203,762
La Francaise des Jeux SAEM (d)	24,383	884,535
Legrand SA	12,352	1,283,960
L'Oreal SA	14,639	7,287,449
LVMH Moet Hennessy Louis Vuitton SE	15,844	12,839,523
Orange SA	392,774	4,470,677
Pernod Ricard SA	3,313	584,638
Publicis Groupe SA	4,440	411,990
Remy Cointreau SA	1,113	141,390
Renault SA	13,442	547,992
Safran SA	1,960	345,249
Sartorius Stedim Biotech	2,038	539,181
SEB SA	1,081	134,936
Societe Generale SA	56,375	1,496,148
Sodexo SA	2,431	267,520
Teleperformance SE	1,255	183,066
Thales SA	12,055	1,783,753
Security Description	Shares	Value
TotalEnergies SE	92,083	$6,265,921
Unibail-Rodamco-Westfield CDI (a)	992	3,655
Unibail-Rodamco-Westfield REIT (a)	2,010	148,586
Veolia Environnement SA	17,060	538,223
Vinci SA	8,667	1,088,564
Vivendi SE	19,740	210,993
Worldline SA (a) (d)	8,847	153,140
		71,801,561
GERMANY — 6.3%
adidas AG	1,813	368,823
Allianz SE	10,315	2,756,891
BASF SE	31,541	1,699,582
Bayer AG	35,540	1,320,289
Bayerische Motoren Werke AG	16,194	1,802,824
Bayerische Motoren Werke AG Preference Shares	3,710	368,638
Bechtle AG	5,614	281,486
Beiersdorf AG	27,481	4,119,430
Brenntag SE	10,434	959,187
Carl Zeiss Meditec AG	1,657	180,917
Commerzbank AG	43,019	511,325
Continental AG	3,351	284,733
Covestro AG (a) (d)	6,785	394,839
Daimler Truck Holding AG	16,462	618,645
Deutsche Bank AG	116,559	1,591,951
Deutsche Boerse AG	16,335	3,365,292
Deutsche Lufthansa AG (a)	14,267	126,837
Deutsche Post AG	75,226	3,727,379
Deutsche Telekom AG	200,928	4,827,524
E.ON SE	79,063	1,061,144
Evonik Industries AG	6,152	125,723
Fresenius Medical Care AG	8,708	365,148
Fresenius SE & Co. KGaA	19,023	589,856
GEA Group AG	8,947	372,502
Hannover Rueck SE	6,117	1,461,571
Heidelberg Materials AG	4,528	404,850
Henkel AG & Co. KGaA	31,104	2,232,650
Henkel AG & Co. KGaA Preference Shares	14,888	1,198,258
Infineon Technologies AG	14,161	591,304
Knorr-Bremse AG	5,108	331,782
LEG Immobilien SE (a)	2,205	193,204
Mercedes-Benz Group AG	43,812	3,027,228
Merck KGaA	11,924	1,898,063
MTU Aero Engines AG	729	157,233
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,379	4,714,937
Nemetschek SE	3,722	322,671
Porsche Automobil Holding SE Preference Shares	9,056	463,372
Rational AG	382	295,173
Rheinmetall AG	2,474	784,344
RWE AG	15,831	720,144

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SAP SE	13,883	$2,139,046
Sartorius AG Preference Shares	1,317	484,747
Siemens AG	9,284	1,742,627
Siemens Energy AG (a)	17,085	226,475
Siemens Healthineers AG (d)	3,908	227,073
Symrise AG	5,598	616,157
Talanx AG	4,464	318,799
Volkswagen AG	2,470	323,189
Volkswagen AG Preference Shares	22,268	2,750,096
Vonovia SE	13,321	419,967
Wacker Chemie AG	911	115,024
Zalando SE (a) (d)	1,500	35,542
		60,016,491
HONG KONG — 3.0%
AIA Group Ltd.	153,223	1,335,309
CK Asset Holdings Ltd.	130,354	654,395
CK Infrastructure Holdings Ltd.	257,000	1,421,826
CLP Holdings Ltd.	425,000	3,507,854
Hang Lung Properties Ltd.	59,000	82,207
Hang Seng Bank Ltd.	298,729	3,483,268
Henderson Land Development Co. Ltd.	68,000	209,437
HKT Trust & HKT Ltd. Stapled Security	1,424,540	1,700,279
Hong Kong & China Gas Co. Ltd.	1,966,652	1,506,116
Hong Kong Exchanges & Clearing Ltd.	75,072	2,576,573
Hongkong Land Holdings Ltd.	98,400	342,432
Jardine Matheson Holdings Ltd.	37,600	1,549,496
Link REIT	97,109	545,329
MTR Corp. Ltd.	628,396	2,438,404
New World Development Co. Ltd. (b)	86,687	134,551
Power Assets Holdings Ltd.	564,500	3,271,238
Prudential PLC	37,717	426,580
Sino Land Co. Ltd.	175,173	190,460
Sun Hung Kai Properties Ltd.	114,000	1,232,918
Swire Pacific Ltd. Class A	15,500	131,209
Techtronic Industries Co. Ltd.	80,500	959,272
WH Group Ltd. (d)	445,790	287,733
Wharf Real Estate Investment Co. Ltd.	50,000	169,045
		28,155,931
IRELAND — 0.4%
AerCap Holdings NV (a)	3,905	290,220
AIB Group PLC	37,264	159,715
Bank of Ireland Group PLC	32,457	294,645
Kerry Group PLC Class A	15,052	1,307,895
Kingspan Group PLC	9,145	791,999
Smurfit Kappa Group PLC	17,428	690,756
		3,535,230
Security Description	Shares	Value
ISRAEL — 1.0%
Azrieli Group Ltd.	2,075	$134,957
Bank Hapoalim BM	198,221	1,789,598
Bank Leumi Le-Israel BM	160,939	1,301,045
Check Point Software Technologies Ltd. (a)	17,404	2,659,157
Elbit Systems Ltd.	5,892	1,256,646
ICL Group Ltd.	100,194	509,471
Israel Discount Bank Ltd. Class A	108,604	545,900
Mizrahi Tefahot Bank Ltd.	19,098	742,514
Teva Pharmaceutical Industries Ltd. (a)	26,324	280,719
Teva Pharmaceutical Industries Ltd. ADR (a)	12,165	127,003
		9,347,010
ITALY — 2.3%
Assicurazioni Generali SpA	42,137	889,274
Banco BPM SpA	31,488	166,299
Coca-Cola HBC AG	11,695	343,647
Davide Campari-Milano NV	22,381	252,547
DiaSorin SpA	681	70,141
Enel SpA	235,629	1,751,736
Eni SpA	142,568	2,417,122
Ferrari NV	15,880	5,353,771
FinecoBank Banca Fineco SpA	41,983	630,025
Infrastrutture Wireless Italiane SpA (d)	36,579	462,660
Intesa Sanpaolo SpA	531,192	1,551,156
Leonardo SpA	30,456	502,462
Mediobanca Banca di Credito Finanziario SpA	24,900	308,202
Moncler SpA	11,626	715,336
Poste Italiane SpA (d)	9,102	103,310
Prysmian SpA	14,260	648,523
Recordati Industria Chimica e Farmaceutica SpA	33,095	1,785,147
Snam SpA	295,130	1,517,602
Telecom Italia SpA (a) (b)	1,021,746	332,055
Terna - Rete Elettrica Nazionale	90,581	755,856
UniCredit SpA	55,140	1,496,264
		22,053,135
JAPAN — 22.1%
Advantest Corp.	50,300	1,711,513
Aeon Co. Ltd.	28,600	639,230
AGC, Inc. (b)	5,500	204,270
Aisin Corp.	6,300	220,442
Ajinomoto Co., Inc.	6,000	231,522
ANA Holdings, Inc. (a)	5,300	115,038
Asahi Group Holdings Ltd.	12,800	477,390
Asahi Intecc Co. Ltd.	11,700	238,058
Asahi Kasei Corp.	50,100	369,229
Astellas Pharma, Inc.	93,300	1,115,788
Azbil Corp.	6,100	201,891

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Bandai Namco Holdings, Inc.	52,200	$1,046,555
BayCurrent Consulting, Inc.	11,400	400,350
Bridgestone Corp. (b)	35,000	1,449,851
Brother Industries Ltd.	13,300	212,311
Canon, Inc. (b)	115,200	2,958,037
Capcom Co. Ltd.	11,700	378,105
Central Japan Railway Co.	105,300	2,676,941
Chiba Bank Ltd. (b)	154,300	1,114,729
Chubu Electric Power Co., Inc.	140,200	1,811,422
Chugai Pharmaceutical Co. Ltd.	82,500	3,126,082
Concordia Financial Group Ltd.	197,300	902,111
Dai Nippon Printing Co. Ltd.	15,500	458,799
Daifuku Co. Ltd.	12,300	248,870
Dai-ichi Life Holdings, Inc.	41,408	878,797
Daiichi Sankyo Co. Ltd.	8,218	225,706
Daikin Industries Ltd.	2,900	472,808
Daito Trust Construction Co. Ltd.	5,200	603,064
Daiwa House Industry Co. Ltd.	36,900	1,118,150
Daiwa House REIT Investment Corp.	83	148,185
Daiwa Securities Group, Inc.	25,000	168,304
Denso Corp.	30,200	455,635
Disco Corp.	5,400	1,339,850
East Japan Railway Co.	35,100	2,023,889
Eisai Co. Ltd.	4,100	205,087
ENEOS Holdings, Inc.	491,582	1,954,054
FANUC Corp.	8,500	250,032
Fast Retailing Co. Ltd.	9,900	2,457,093
FUJIFILM Holdings Corp.	15,900	955,602
Fujitsu Ltd.	10,800	1,629,806
Hamamatsu Photonics KK	8,500	349,695
Hankyu Hanshin Holdings, Inc.	15,900	506,278
Hikari Tsushin, Inc.	800	132,671
Hirose Electric Co. Ltd.	12,800	1,449,511
Hitachi Ltd.	19,700	1,421,117
Honda Motor Co. Ltd.	212,600	2,210,750
Hoshizaki Corp.	3,000	109,824
Hoya Corp.	20,800	2,600,369
Idemitsu Kosan Co. Ltd.	155,000	843,825
Iida Group Holdings Co. Ltd.	6,300	94,357
Inpex Corp. (b)	32,000	432,288
Isuzu Motors Ltd.	23,800	306,574
ITOCHU Corp. (b)	64,114	2,622,680
Japan Exchange Group, Inc.	33,306	704,723
Japan Metropolitan Fund Invest REIT	221	159,738
Japan Post Bank Co. Ltd.	268,800	2,737,954
Japan Post Holdings Co. Ltd.	310,900	2,777,547
Japan Post Insurance Co. Ltd.	23,300	413,840
Japan Real Estate Investment Corp. REIT	40	165,697
Japan Tobacco, Inc. (b)	140,100	3,622,248
JFE Holdings, Inc.	33,500	519,799
Kajima Corp.	17,200	287,500
Security Description	Shares	Value
Kansai Electric Power Co., Inc.	28,900	$383,748
Kao Corp.	13,500	555,398
Kawasaki Kisen Kaisha Ltd. (b)	9,900	424,848
KDDI Corp.	151,518	4,821,320
Keisei Electric Railway Co. Ltd.	12,000	567,229
Keyence Corp.	10,100	4,450,362
Kikkoman Corp.	6,700	410,326
Kintetsu Group Holdings Co. Ltd.	42,600	1,351,307
Kirin Holdings Co. Ltd. (b)	33,500	490,928
Kobe Bussan Co. Ltd.	8,700	257,088
Koei Tecmo Holdings Co. Ltd. (b)	12,060	137,598
Komatsu Ltd.	19,200	502,267
Kubota Corp.	26,700	401,977
Kyocera Corp.	47,600	694,856
Kyowa Kirin Co. Ltd.	47,400	796,836
Lasertec Corp.	5,500	1,450,099
LY Corp.	32,500	115,195
M3, Inc.	27,000	446,808
Makita Corp.	6,100	168,315
Marubeni Corp.	50,900	804,587
Mazda Motor Corp.	28,000	302,582
McDonald's Holdings Co. Japan Ltd. (b)	38,200	1,655,568
MEIJI Holdings Co. Ltd.	67,600	1,605,848
MISUMI Group, Inc.	7,000	118,645
Mitsubishi Chemical Group Corp.	57,700	353,616
Mitsubishi Corp.	108,600	1,735,921
Mitsubishi Electric Corp.	47,400	672,100
Mitsubishi Estate Co. Ltd.	24,000	330,770
Mitsubishi Heavy Industries Ltd.	7,700	450,104
Mitsubishi UFJ Financial Group, Inc.	440,800	3,787,978
Mitsui & Co. Ltd.	39,000	1,465,612
Mitsui Chemicals, Inc.	4,900	145,353
Mitsui Fudosan Co. Ltd.	22,100	542,076
Mitsui OSK Lines Ltd. (b)	37,400	1,198,296
Mizuho Financial Group, Inc.	224,640	3,844,120
MonotaRO Co. Ltd. (b)	21,100	230,412
MS&AD Insurance Group Holdings, Inc.	23,100	908,729
Murata Manufacturing Co. Ltd.	98,700	2,095,397
NEC Corp.	29,100	1,723,542
Nexon Co. Ltd. (b)	5,400	98,420
NIDEC Corp.	4,700	189,860
Nintendo Co. Ltd.	68,500	3,575,624
Nippon Building Fund, Inc. REIT (b)	38	164,690
NIPPON EXPRESS HOLDINGS, Inc.	5,600	318,332
Nippon Paint Holdings Co. Ltd.	15,500	125,337
Nippon Prologis REIT, Inc.	67	128,981
Nippon Steel Corp. (b)	38,200	875,202

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Nippon Telegraph & Telephone Corp.	3,270,100	$3,996,583
Nippon Yusen KK (b)	53,800	1,668,037
Nissan Chemical Corp.	7,100	277,292
Nissan Motor Co. Ltd.	148,816	585,004
Nissin Foods Holdings Co. Ltd.	64,500	2,251,415
Nitori Holdings Co. Ltd.	10,600	1,419,549
Nitto Denko Corp.	9,700	725,883
Nomura Holdings, Inc.	128,600	581,701
Nomura Real Estate Master Fund, Inc. REIT	113	132,253
Nomura Research Institute Ltd.	26,800	779,591
NTT Data Group Corp.	6,400	90,748
Obayashi Corp.	85,700	741,623
Obic Co. Ltd.	12,800	2,205,816
Odakyu Electric Railway Co. Ltd.	29,600	451,622
Oji Holdings Corp.	203,700	784,573
Olympus Corp.	65,400	946,579
Ono Pharmaceutical Co. Ltd.	106,100	1,893,514
Open House Group Co. Ltd.	5,300	157,256
Oracle Corp.	10,300	794,162
Oriental Land Co. Ltd.	17,100	636,914
ORIX Corp.	37,900	714,019
Osaka Gas Co. Ltd.	88,100	1,840,364
Otsuka Corp.	20,700	853,519
Otsuka Holdings Co. Ltd.	111,900	4,198,036
Pan Pacific International Holdings Corp.	55,300	1,319,543
Panasonic Holdings Corp.	79,400	786,509
Recruit Holdings Co. Ltd.	75,905	3,210,537
Renesas Electronics Corp. (a)	18,700	338,107
Resona Holdings, Inc.	95,300	484,341
Ricoh Co. Ltd.	30,200	231,995
SBI Holdings, Inc. (b)	5,300	119,248
SCSK Corp.	62,600	1,241,521
Secom Co. Ltd.	49,600	3,572,762
Sekisui Chemical Co. Ltd.	39,900	575,236
Sekisui House Ltd.	86,200	1,915,012
Seven & i Holdings Co. Ltd.	19,000	754,043
SG Holdings Co. Ltd.	63,700	914,518
Shimadzu Corp.	13,900	388,664
Shimano, Inc.	4,700	727,937
Shimizu Corp.	156,800	1,041,700
Shin-Etsu Chemical Co. Ltd.	112,000	4,700,695
Shionogi & Co. Ltd.	29,900	1,441,766
Shizuoka Financial Group, Inc.	190,000	1,610,512
SMC Corp.	3,100	1,665,882
SoftBank Corp.	362,200	4,520,435
SoftBank Group Corp.	21,500	959,707
Sompo Holdings, Inc.	10,400	508,713
Sony Group Corp.	20,500	1,949,957
Square Enix Holdings Co. Ltd.	4,300	154,425
Subaru Corp.	20,200	370,529
SUMCO Corp. (b)	7,400	110,990
Sumitomo Chemical Co. Ltd.	81,800	199,597
Security Description	Shares	Value
Sumitomo Corp.	37,812	$825,009
Sumitomo Electric Industries Ltd.	29,600	376,981
Sumitomo Metal Mining Co. Ltd.	7,800	234,918
Sumitomo Mitsui Financial Group, Inc.	58,300	2,845,113
Sumitomo Mitsui Trust Holdings, Inc.	26,000	499,050
Sumitomo Realty & Development Co. Ltd.	4,400	130,895
Suntory Beverage & Food Ltd. (b)	42,987	1,417,858
Suzuki Motor Corp.	10,000	427,933
Sysmex Corp.	10,000	557,384
T&D Holdings, Inc.	10,400	165,280
Taisei Corp.	6,400	218,902
Takeda Pharmaceutical Co. Ltd.	118,851	3,417,662
TDK Corp.	7,700	366,867
Terumo Corp.	4,700	154,089
TIS, Inc.	10,900	240,221
Tobu Railway Co. Ltd.	53,700	1,443,249
Toho Co. Ltd.	3,700	125,162
Tokio Marine Holdings, Inc.	60,500	1,514,431
Tokyo Electric Power Co. Holdings, Inc. (a)	120,200	629,648
Tokyo Electron Ltd.	32,800	5,875,755
Tokyo Gas Co. Ltd.	57,808	1,327,722
Tokyu Corp. (b)	72,700	887,478
TOPPAN Holdings, Inc.	6,900	192,591
Toray Industries, Inc.	48,500	252,201
Tosoh Corp.	21,700	277,215
Toyota Industries Corp.	4,000	326,287
Toyota Motor Corp.	249,600	4,586,387
Toyota Tsusho Corp.	8,000	471,443
Trend Micro, Inc.	8,000	428,316
Unicharm Corp.	21,506	777,682
USS Co. Ltd.	91,400	1,838,632
West Japan Railway Co.	19,300	805,102
Yakult Honsha Co. Ltd.	45,300	1,017,627
Yamaha Motor Co. Ltd. (b)	41,400	369,863
Yamato Holdings Co. Ltd.	25,200	465,730
Yaskawa Electric Corp.	2,800	116,981
Zensho Holdings Co. Ltd.	2,300	120,547
ZOZO, Inc. (b)	7,600	171,159
		209,978,092
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	29,682	676,933
LUXEMBOURG — 0.2%
ArcelorMittal SA	52,052	1,476,293
Eurofins Scientific SE	2,996	195,196
		1,671,489

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MACAU — 0.0% (c)
Galaxy Entertainment Group Ltd.	22,000	$123,262
NETHERLANDS — 5.6%
ABN AMRO Bank NV GDR (d)	25,335	380,334
Adyen NV (a) (d)	1,217	1,568,329
Aegon Ltd.	70,550	408,993
Akzo Nobel NV	3,696	305,474
Argenx SE (a)	3,701	1,404,335
ASM International NV	2,539	1,318,072
ASML Holding NV	23,230	17,493,119
ASR Nederland NV	2,772	130,751
BE Semiconductor Industries NV	4,797	723,049
EXOR NV	3,534	353,297
Heineken Holding NV	11,886	1,005,748
Heineken NV	14,715	1,494,478
IMCD NV	2,763	480,866
ING Groep NV	127,699	1,908,014
JDE Peet's NV	37,779	1,016,606
Koninklijke Ahold Delhaize NV	180,883	5,198,120
Koninklijke KPN NV	881,523	3,036,229
Koninklijke Philips NV	22,531	524,782
NN Group NV	19,859	784,257
OCI NV	5,766	167,133
Randstad NV	8,997	563,714
Shell PLC	219,479	7,194,845
Universal Music Group NV	45,096	1,285,733
Wolters Kluwer NV	31,594	4,491,671
		53,237,949
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	135,090	752,683
Fisher & Paykel Healthcare Corp. Ltd.	34,345	513,195
Mercury NZ Ltd.	62,169	259,791
Meridian Energy Ltd.	67,874	238,078
Spark New Zealand Ltd.	380,364	1,247,486
		3,011,233
NORWAY — 0.6%
Aker BP ASA	25,195	733,098
DNB Bank ASA	25,393	540,080
Equinor ASA	65,437	2,075,734
Gjensidige Forsikring ASA	15,979	295,013
Kongsberg Gruppen ASA	5,183	237,518
Mowi ASA	25,690	460,390
Norsk Hydro ASA	31,039	209,052
Orkla ASA	48,597	377,265
Telenor ASA	38,005	436,344
		5,364,494
PORTUGAL — 0.3%
EDP - Energias de Portugal SA	52,211	262,709
Galp Energia SGPS SA	70,792	1,043,193
Security Description	Shares	Value
Jeronimo Martins SGPS SA	67,258	$1,711,793
		3,017,695
SINGAPORE — 2.1%
CapitaLand Integrated Commercial Trust REIT	229,400	358,247
DBS Group Holdings Ltd.	156,450	3,962,546
Genting Singapore Ltd.	1,461,500	1,107,952
Keppel Corp. Ltd.	52,611	281,980
Oversea-Chinese Banking Corp. Ltd.	371,145	3,657,710
Singapore Airlines Ltd.	36,749	182,756
Singapore Exchange Ltd.	361,400	2,693,171
Singapore Technologies Engineering Ltd.	633,500	1,868,179
Singapore Telecommunications Ltd.	270,600	506,696
STMicroelectronics NV	48,762	2,437,120
United Overseas Bank Ltd.	144,375	3,113,842
		20,170,199
SOUTH AFRICA — 0.3%
Anglo American PLC	98,772	2,481,271
SPAIN — 2.7%
ACS Actividades de Construccion y Servicios SA	9,681	429,476
Aena SME SA (d)	5,460	989,751
Amadeus IT Group SA	3,203	229,558
Banco Bilbao Vizcaya Argentaria SA	215,178	1,955,291
Banco Santander SA	750,967	3,135,306
CaixaBank SA	229,723	945,523
Cellnex Telecom SA (a) (d)	5,998	236,272
Enagas SA (b)	58,493	986,337
Endesa SA (b)	41,695	850,238
Grifols SA (a)	9,627	164,356
Iberdrola SA	203,483	2,668,109
Industria de Diseno Textil SA	166,678	7,259,886
Naturgy Energy Group SA	15,052	448,934
Redeia Corp. SA	157,599	2,595,708
Repsol SA (b)	125,528	1,865,038
Telefonica SA (b)	260,929	1,018,623
		25,778,406
SWEDEN — 2.4%
Alfa Laval AB	15,448	618,358
Assa Abloy AB Class B	54,746	1,576,999
Atlas Copco AB Class A	148,523	2,557,705
Atlas Copco AB Class B	138,203	2,048,803
Boliden AB	20,640	644,114
Epiroc AB Class A	55,695	1,117,454
Epiroc AB Class B	16,114	282,055
Essity AB Class B	10,154	251,889
Evolution AB (d)	10,879	1,297,770
H & M Hennes & Mauritz AB Class B	10,588	185,561
Hexagon AB Class B	99,614	1,195,524

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Industrivarden AB Class C (b)	7,859	$256,018
Indutrade AB	13,463	349,739
Investor AB Class B	44,655	1,034,640
L E Lundbergforetagen AB Class B	5,281	287,268
Lifco AB Class B	12,029	295,060
Nibe Industrier AB Class B	79,990	561,954
Sandvik AB	63,077	1,365,082
Securitas AB Class B	15,846	155,003
Skandinaviska Enskilda Banken AB Class A	51,935	715,289
Skanska AB Class B	11,964	216,478
SKF AB Class B	10,801	215,745
Svenska Cellulosa AB SCA Class B	9,484	142,196
Svenska Handelsbanken AB Class A	46,990	510,333
Swedbank AB Class A	29,472	594,537
Swedish Orphan Biovitrum AB (a)	13,073	346,353
Telefonaktiebolaget LM Ericsson Class B	80,050	501,293
Telia Co. AB	84,415	215,522
Volvo AB Class B	111,693	2,900,426
		22,439,168
SWITZERLAND — 8.4%
ABB Ltd.	103,540	4,588,656
Adecco Group AG	7,247	355,354
Alcon, Inc.	7,580	591,162
Baloise Holding AG	7,176	1,123,741
Banque Cantonale Vaudoise	12,033	1,551,215
Barry Callebaut AG	817	1,377,441
BKW AG	8,351	1,483,365
Chocoladefabriken Lindt & Spruengli AG (e)	51	611,406
Chocoladefabriken Lindt & Spruengli AG (e)	5	605,953
Cie Financiere Richemont SA Class A	5,388	740,998
Clariant AG	12,239	180,608
DSM-Firmenich AG	3,175	322,668
EMS-Chemie Holding AG	2,646	2,140,945
Geberit AG	2,680	1,716,295
Givaudan SA	813	3,365,404
Helvetia Holding AG	5,015	690,594
Julius Baer Group Ltd.	5,625	315,118
Kuehne & Nagel International AG	10,724	3,692,527
Logitech International SA	10,473	992,487
Lonza Group AG	804	337,878
Novartis AG	172,636	17,408,207
Partners Group Holding AG	1,648	2,375,125
Sandoz Group AG (a)	33,177	1,066,678
Schindler Holding AG (e)	3,268	816,563
Schindler Holding AG (e)	8,782	2,081,636
SGS SA	22,652	1,952,327
Security Description	Shares	Value
Sika AG	8,122	$2,641,230
Sonova Holding AG	3,488	1,137,180
Straumann Holding AG	6,777	1,091,857
Swatch Group AG	7,382	386,357
Swatch Group AG Bearer Shares	490	133,089
Swiss Life Holding AG	748	519,019
Swiss Prime Site AG	30,441	3,249,716
Swisscom AG	9,096	5,468,515
Temenos AG	3,270	303,902
UBS Group AG	73,927	2,292,514
VAT Group AG (d)	1,922	962,541
Zurich Insurance Group AG	18,025	9,414,590
		80,084,861
UNITED KINGDOM — 11.3%
3i Group PLC	22,149	683,582
abrdn PLC	56,246	128,096
Admiral Group PLC	14,307	489,523
Ashtead Group PLC	27,094	1,886,543
Associated British Foods PLC	7,522	226,973
AstraZeneca PLC	124,151	16,776,371
Auto Trader Group PLC (d)	64,810	596,019
Aviva PLC	105,361	583,864
BAE Systems PLC	445,116	6,301,351
Barclays PLC	1,096,470	2,149,505
Barratt Developments PLC	84,657	607,162
Berkeley Group Holdings PLC	8,663	517,723
BP PLC	444,551	2,641,735
British American Tobacco PLC	77,969	2,281,609
BT Group PLC (b)	382,702	603,005
Bunzl PLC	48,120	1,956,853
Burberry Group PLC	23,675	427,361
Centrica PLC	216,281	387,793
CK Hutchison Holdings Ltd.	442,500	2,371,583
Coca-Cola Europacific Partners PLC	4,638	309,540
Compass Group PLC	133,218	3,644,472
Croda International PLC	8,736	562,401
DCC PLC	5,094	375,213
Diageo PLC	136,361	4,964,669
Entain PLC	5,079	64,372
Halma PLC	23,898	695,824
Hargreaves Lansdown PLC	32,969	308,492
HSBC Holdings PLC	666,211	5,397,210
Imperial Brands PLC	72,502	1,669,667
Informa PLC	16,158	160,913
InterContinental Hotels Group PLC	1,163	105,116
Intertek Group PLC	11,975	648,183
J Sainsbury PLC	102,221	394,322
JD Sports Fashion PLC	181,744	384,485
Kingfisher PLC	105,024	325,741
Land Securities Group PLC REIT	21,304	191,412
Legal & General Group PLC	185,538	593,911
Lloyds Banking Group PLC	3,290,181	2,001,111

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
London Stock Exchange Group PLC	4,378	$517,589
M&G PLC	85,008	241,011
Melrose Industries PLC	28,087	203,159
National Grid PLC	306,725	4,136,917
NatWest Group PLC	256,626	717,760
Next PLC	8,801	910,800
Pearson PLC	55,217	678,706
Persimmon PLC	28,707	508,314
Reckitt Benckiser Group PLC	75,599	5,223,448
RELX PLC	175,470	6,956,731
Rentokil Initial PLC	25,607	143,894
Rolls-Royce Holdings PLC (a)	31,099	118,816
Sage Group PLC	92,622	1,384,423
Schroders PLC	49,554	271,574
Segro PLC REIT	18,401	207,928
Severn Trent PLC	6,818	224,156
Smith & Nephew PLC	9,258	127,286
Smiths Group PLC	10,525	236,613
Spirax-Sarco Engineering PLC	3,976	532,457
SSE PLC	18,646	441,170
St. James's Place PLC	39,933	347,997
Standard Chartered PLC	122,499	1,040,974
Taylor Wimpey PLC	143,577	269,148
Tesco PLC	612,432	2,268,015
Unilever PLC	250,032	12,112,147
United Utilities Group PLC	30,034	405,654
Vodafone Group PLC	1,686,242	1,473,780
Whitbread PLC	3,436	160,141
Wise PLC Class A (a)	25,108	279,747
WPP PLC	36,373	349,153
		106,903,213
UNITED STATES — 9.0%
CRH PLC	12,814	883,739
CSL Ltd.	30,657	5,996,373
Experian PLC	45,347	1,851,023
Ferrovial SE	4,906	178,949
GSK PLC	481,811	8,907,309
Haleon PLC	148,608	609,351
Holcim AG	17,234	1,351,855
James Hardie Industries PLC CDI (a)	29,000	1,117,832
Nestle SA	199,610	23,125,968
Qiagen NV (a)	52,960	2,304,990
Roche Holding AG	65,670	19,077,188
Roche Holding AG Bearer Shares	11,098	3,446,821
Security Description	Shares	Value
Sanofi SA	62,879	$6,234,666
Schneider Electric SE	30,398	6,104,019
Stellantis NV (e)	95,943	2,241,020
Stellantis NV (e)	30,408	710,433
Swiss Re AG	11,375	1,277,990
Tenaris SA	8,927	155,265
		85,574,791
TOTAL COMMON STOCKS (Cost $907,152,861)		941,526,867

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr Ing hc F Porsche AG 1.26% (d) (Cost $912,546)	7,761	684,998
SHORT-TERM INVESTMENT — 1.3%
State Street Navigator Securities Lending Portfolio II (f) (g) (Cost $11,936,982)	11,936,982	11,936,982
TOTAL INVESTMENTS — 100.7% (Cost $920,002,389)		954,148,847
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(6,298,315)
NET ASSETS — 100.0%		$947,850,532
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2023.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$941,526,867	$—	$—	$941,526,867
Preferred Stocks	684,998	—	—	684,998
Short-Term Investment	11,936,982	—	—	11,936,982
TOTAL INVESTMENTS	$954,148,847	$—	$—	$954,148,847
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	16.3%
Industrials	15.9
Health Care	15.4
Consumer Staples	11.8
Consumer Discretionary	10.3
Materials	7.7
Information Technology	7.4
Communication Services	5.5
Utilities	4.2
Energy	3.5
Real Estate	1.4
Short-Term Investment	1.3
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	26,607	$26,613	$11,979,696	$12,005,289	$(1,020)	$—	—	$—	$7,022
State Street Navigator Securities Lending Portfolio II	16,583,362	16,583,362	27,933,576	32,579,956	—	—	11,936,982	11,936,982	17,673
Total		$16,609,975	$39,913,272	$44,585,245	$(1,020)	$—		$11,936,982	$24,695
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BRAZIL — 5.7%
Ambev SA	2,323	$6,566
Ambev SA ADR	4,660	13,048
Atacadao SA	2,330	5,972
B3 SA - Brasil Bolsa Balcao	5,307	15,896
Banco Bradesco SA Preference Shares	22,467	79,043
Banco do Brasil SA	4,506	51,381
Banco Santander Brasil SA	1,156	7,687
BB Seguridade Participacoes SA	12,187	84,423
CCR SA	906	2,645
Centrais Eletricas Brasileiras SA	3,661	31,978
Centrais Eletricas Brasileiras SA Preference Shares ADR	919	8,749
Centrais Eletricas Brasileiras SA Class B, Preference Shares	116	1,122
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	56	869
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (a)	840	12,793
Cia Energetica de Minas Gerais ADR	2,688	6,236
Cia Energetica de Minas Gerais Preference Shares	18,117	42,816
Cia Siderurgica Nacional SA	289	1,170
Cia Siderurgica Nacional SA ADR	5,063	19,898
Companhia Paranaense de Energia Class B, Preference Shares	14,100	30,072
Cosan SA	1,942	7,740
CPFL Energia SA	3,720	29,491
Energisa SA	375	4,156
Engie Brasil Energia SA	1,541	14,380
Equatorial Energia SA	2,531	18,611
Gerdau SA Preference Shares	6,378	31,197
Hapvida Participacoes e Investimentos SA (b) (c)	16,322	14,952
Hypera SA	1,843	13,564
Itau Unibanco Holding SA Preference Shares	385	2,692
Itau Unibanco Holding SA Preference Shares ADR	13,647	94,847
Itausa SA Preference Shares	23,908	51,039
Klabin SA	487	2,228
Localiza Rent a Car SA	13,340	174,659
Lojas Renner SA	4,085	14,649
Magazine Luiza SA (c)	1,582	703
Natura & Co. Holding SA (c)	2,460	8,553
Petroleo Brasileiro SA	4,336	34,794
Petroleo Brasileiro SA ADR	6,038	96,427
Security Description	Shares	Value
Petroleo Brasileiro SA Preference Shares	4,795	$36,760
Petroleo Brasileiro SA Preference Shares ADR	8,920	136,298
PRIO SA	12,225	115,893
Raia Drogasil SA	4,155	25,148
Rumo SA	2,705	12,780
Sendas Distribuidora SA	7,728	21,525
Suzano SA	542	6,207
Suzano SA ADR	2,739	31,115
Telefonica Brasil SA	1,074	11,815
Telefonica Brasil SA ADR	821	8,982
TIM SA	172	635
TIM SA ADR (a)	546	10,085
TOTVS SA	1,217	8,440
Ultrapar Participacoes SA	46	251
Ultrapar Participacoes SA ADR	3,389	18,368
Vale SA	1,733	27,542
Vale SA ADR	64,727	1,026,570
Vibra Energia SA	6,449	30,216
WEG SA	28,611	217,398
		2,783,074
CHILE — 0.5%
Banco de Chile	64,581	7,653
Banco de Credito e Inversiones SA	646	17,643
Banco Santander Chile	12,286	605
Banco Santander Chile ADR	303	5,905
Cencosud SA	8,735	16,554
Cia Sud Americana de Vapores SA	220,254	13,645
Empresas CMPC SA	3,190	6,210
Empresas Copec SA	1,231	9,036
Enel Americas SA (c)	168,106	18,769
Enel Chile SA	8,051	525
Enel Chile SA ADR	333	1,079
Falabella SA (c)	2,184	5,502
Sociedad Quimica y Minera de Chile SA ADR	132	7,949
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,931	116,419
		227,494
CHINA — 24.6%
360 Security Technology, Inc. Class A (c)	17,400	22,017
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	2,700	7,132
3SBio, Inc. (b)	9,390	9,043
AAC Technologies Holdings, Inc. (a)	1,500	4,457
Agricultural Bank of China Ltd. Class A	53,900	27,553
Agricultural Bank of China Ltd. Class H	831,000	320,330

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Air China Ltd. Class H (c)	4,000	$2,531
Akeso, Inc. (b) (c)	8,000	47,538
Alibaba Group Holding Ltd.	35,149	340,302
Alibaba Group Holding Ltd. ADR	210	16,277
Aluminum Corp. of China Ltd. Class H	18,000	8,990
Anhui Conch Cement Co. Ltd. Class A	3,000	9,505
Anhui Conch Cement Co. Ltd. Class H	9,500	21,948
Anhui Gujing Distillery Co. Ltd. Class A	200	6,539
Anhui Gujing Distillery Co. Ltd. Class B	6,500	98,892
Anhui Kouzi Distillery Co. Ltd. Class A	600	3,817
Anjoy Foods Group Co. Ltd. Class A	700	10,284
Anker Innovations Technology Co. Ltd. Class A	1,200	14,931
ANTA Sports Products Ltd.	2,000	19,402
Autohome, Inc. ADR	277	7,773
AviChina Industry & Technology Co. Ltd. Class H	23,000	9,867
Baidu, Inc. Class A (c)	2,664	39,609
Bank of Beijing Co. Ltd. Class A	24,400	15,523
Bank of Chengdu Co. Ltd. Class A	1,400	2,214
Bank of China Ltd. Class A	19,500	10,927
Bank of China Ltd. Class H	1,363,071	520,193
Bank of Communications Co. Ltd. Class A	53,500	43,127
Bank of Communications Co. Ltd. Class H	116,000	72,346
Bank of Hangzhou Co. Ltd. Class A	2,600	3,655
Bank of Jiangsu Co. Ltd. Class A	14,160	13,304
Bank of Nanjing Co. Ltd. Class A	4,300	4,457
Bank of Ningbo Co. Ltd. Class A	4,200	11,862
Bank of Shanghai Co. Ltd. Class A	31,570	26,469
Baoshan Iron & Steel Co. Ltd. Class A	9,100	7,578
BeiGene Ltd. (c)	322	4,540
Beijing Enterprises Holdings Ltd.	5,500	19,123
Beijing Enterprises Water Group Ltd.	44,000	9,805
Beijing Tiantan Biological Products Corp. Ltd. Class A	4,500	19,553
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	2,124	22,410
Security Description	Shares	Value
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	100,200	$69,233
BOC Aviation Ltd. (b)	900	6,881
BOE Technology Group Co. Ltd. Class A	128,500	70,380
Brilliance China Automotive Holdings Ltd.	72,000	40,110
BYD Co. Ltd. Class H	1,000	27,457
BYD Electronic International Co. Ltd.	3,000	14,061
CGN Power Co. Ltd. Class H (b)	401,100	104,788
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	900	18,428
Chaozhou Three-Circle Group Co. Ltd. Class A	2,400	9,926
China Cinda Asset Management Co. Ltd. Class H	203,548	20,332
China CITIC Bank Corp. Ltd. Class H	271,000	127,716
China Coal Energy Co. Ltd. Class H	10,000	9,093
China Communications Services Corp. Ltd. Class H	46,000	19,087
China Construction Bank Corp. Class A	31,100	28,433
China Construction Bank Corp. Class H	1,121,394	667,791
China Eastern Airlines Corp. Ltd. Class A (c)	25,000	13,622
China Everbright Bank Co. Ltd. Class A	15,800	6,435
China Everbright Bank Co. Ltd. Class H	29,274	8,698
China Everbright Environment Group Ltd.	22,888	7,445
China Feihe Ltd. (b)	60,000	32,810
China Galaxy Securities Co. Ltd. Class H	27,334	14,457
China Gas Holdings Ltd.	16,800	16,588
China Hongqiao Group Ltd. (a)	20,000	16,367
China International Capital Corp. Ltd. Class H (b)	3,600	5,283
China Life Insurance Co. Ltd. Class H	63,000	81,649
China Longyuan Power Group Corp. Ltd. Class H	12,000	9,098
China Medical System Holdings Ltd.	23,733	42,065
China Mengniu Dairy Co. Ltd.	11,000	29,583
China Merchants Bank Co. Ltd. Class A	5,891	23,016
China Merchants Bank Co. Ltd. Class H	21,000	73,151
China Minsheng Banking Corp. Ltd. Class A	81,200	42,649

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
China Minsheng Banking Corp. Ltd. Class H	107,960	$36,639
China National Building Material Co. Ltd. Class H	52,000	22,242
China National Nuclear Power Co. Ltd. Class A	2,100	2,212
China Oilfield Services Ltd. Class H	8,000	8,176
China Overseas Land & Investment Ltd.	22,500	39,649
China Overseas Property Holdings Ltd.	20,000	15,009
China Pacific Insurance Group Co. Ltd. Class A	2,800	9,351
China Pacific Insurance Group Co. Ltd. Class H	10,600	21,394
China Petroleum & Chemical Corp. Class A	14,000	10,971
China Petroleum & Chemical Corp. Class H	242,395	126,963
China Power International Development Ltd. (a)	22,000	8,086
China Railway Group Ltd. Class A	17,500	13,959
China Railway Group Ltd. Class H	54,000	24,066
China Railway Signal & Communication Corp. Ltd. Class A	22,692	13,958
China Resources Beer Holdings Co. Ltd.	4,092	17,922
China Resources Gas Group Ltd.	3,300	10,819
China Resources Land Ltd.	10,444	37,450
China Resources Microelectronics Ltd. Class A	2,830	17,761
China Resources Pharmaceutical Group Ltd. (b)	17,500	11,497
China Resources Power Holdings Co. Ltd.	4,267	8,546
China Shenhua Energy Co. Ltd. Class A	2,400	10,567
China Shenhua Energy Co. Ltd. Class H	18,000	61,663
China Southern Airlines Co. Ltd. Class H (a) (c)	48,000	20,347
China State Construction Engineering Corp. Ltd. Class A	15,500	10,470
China State Construction International Holdings Ltd.	2,000	2,313
China Taiping Insurance Holdings Co. Ltd.	17,810	15,327
China Three Gorges Renewables Group Co. Ltd. Class A	33,300	20,437
China Tourism Group Duty Free Corp. Ltd. Class A	900	10,578
Security Description	Shares	Value
China Tower Corp. Ltd. Class H (b)	1,116,000	$117,195
China Traditional Chinese Medicine Holdings Co. Ltd.	4,000	2,013
China United Network Communications Ltd. Class A	52,400	32,232
China Vanke Co. Ltd. Class A	2,400	3,526
China Vanke Co. Ltd. Class H	25,892	23,940
China Yangtze Power Co. Ltd. Class A	42,600	139,635
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,100	9,090
China Zheshang Bank Co. Ltd. Class A	37,790	13,374
Chongqing Brewery Co. Ltd. Class A	800	7,466
Chongqing Rural Commercial Bank Co. Ltd. Class A	35,500	20,341
Chongqing Zhifei Biological Products Co. Ltd. Class A	6,400	54,926
Chow Tai Fook Jewellery Group Ltd.	13,400	19,941
CITIC Ltd.	60,000	59,934
CITIC Securities Co. Ltd. Class H	6,300	12,861
CMOC Group Ltd. Class H	6,000	3,281
COSCO SHIPPING Holdings Co. Ltd. Class A	5,400	7,265
COSCO SHIPPING Holdings Co. Ltd. Class H	56,750	57,051
COSCO SHIPPING Ports Ltd.	8,558	6,181
Country Garden Holdings Co. Ltd. (a) (c)	471,635	47,112
Country Garden Services Holdings Co. Ltd. (a)	3,000	2,593
CRRC Corp. Ltd. Class H	25,000	11,014
CSPC Pharmaceutical Group Ltd.	155,840	144,892
Daqo New Energy Corp. ADR (c)	660	17,556
Dongfeng Motor Group Co. Ltd. Class H	42,000	20,923
Ecovacs Robotics Co. Ltd. Class A	700	4,074
ENN Energy Holdings Ltd.	2,700	19,882
Far East Horizon Ltd. (a)	21,000	16,513
First Capital Securities Co. Ltd. Class A	17,400	14,197
Focus Media Information Technology Co. Ltd. Class A	14,700	13,047
Foshan Haitian Flavouring & Food Co. Ltd. Class A	6,739	35,916
Fosun International Ltd.	11,000	6,466
Fuyao Glass Industry Group Co. Ltd. Class A	900	4,726

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Fuyao Glass Industry Group Co. Ltd. Class H (b)	3,600	$17,519
Ganfeng Lithium Group Co. Ltd. Class A	3,100	18,633
Ganfeng Lithium Group Co. Ltd. Class H (b)	6,800	25,690
GCL Technology Holdings Ltd.	356,000	56,533
Geely Automobile Holdings Ltd.	20,000	22,001
Great Wall Motor Co. Ltd. Class H (a)	7,000	9,090
Gree Electric Appliances, Inc. of Zhuhai Class A	5,300	23,945
Greentown China Holdings Ltd. (a)	12,000	12,217
Guangdong Haid Group Co. Ltd. Class A	5,500	34,689
Guangdong Investment Ltd.	26,000	18,913
Guangzhou Automobile Group Co. Ltd. Class H	23,200	10,785
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,200	12,853
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	2,166
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,000	8,787
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,400	8,997
Haidilao International Holding Ltd. (a) (b)	1,000	1,862
Haier Smart Home Co. Ltd. Class H	7,800	22,026
Hainan Airlines Holding Co. Ltd. Class A (c)	86,300	16,604
Haitong Securities Co. Ltd. Class H	10,000	5,340
Henan Shuanghui Investment & Development Co. Ltd. Class A	7,000	26,258
Hengan International Group Co. Ltd.	17,374	64,636
Hithink RoyalFlush Information Network Co. Ltd. Class A	700	15,421
Horizon Construction Development Ltd. (c)	777	457
Huadong Medicine Co. Ltd. Class A	960	5,590
Hualan Biological Engineering, Inc. Class A	5,740	17,839
Huaneng Power International, Inc. Class A (c)	1,400	1,514
Huaneng Power International, Inc. Class H (c)	18,000	9,543
Huatai Securities Co. Ltd. Class H (b)	4,443	5,610
Huaxia Bank Co. Ltd. Class A	33,000	26,046
Security Description	Shares	Value
Huayu Automotive Systems Co. Ltd. Class A	1,000	$2,286
Hundsun Technologies, Inc. Class A	4,740	19,145
IEIT Systems Co. Ltd. Class A	700	3,264
Iflytek Co. Ltd. Class A	4,000	26,054
Imeik Technology Development Co. Ltd. Class A	400	16,534
Industrial & Commercial Bank of China Ltd. Class A	34,600	23,227
Industrial & Commercial Bank of China Ltd. Class H	944,448	462,031
Industrial Bank Co. Ltd. Class A	10,100	22,993
Ingenic Semiconductor Co. Ltd. Class A	1,300	11,803
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (c)	53,100	10,888
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,600	9,767
Inner Mongolia Yitai Coal Co. Ltd. Class B (c)	54,000	83,214
iQIYI, Inc. ADR (c)	432	2,108
JA Solar Technology Co. Ltd. Class A	3,300	9,603
Jason Furniture Hangzhou Co. Ltd. Class A	1,040	5,112
JD.com, Inc. Class A	8,262	119,033
Jiangsu Expressway Co. Ltd. Class H	66,000	59,335
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	10,751
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	7,742	49,177
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,300	15,747
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,100	16,977
Jiangxi Copper Co. Ltd. Class A	8,500	21,320
JiuGui Liquor Co. Ltd. Class A	600	6,164
Jointown Pharmaceutical Group Co. Ltd. Class A	10,161	10,003
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A (c)	1,100	4,341
JOYY, Inc. ADR	185	7,344
Juewei Food Co. Ltd. Class A	500	1,886
KE Holdings, Inc. ADR	839	13,600
Kingboard Holdings Ltd.	2,000	4,784
Kuaishou Technology (b) (c)	1,900	12,884
Kunlun Energy Co. Ltd.	12,000	10,819
Kweichow Moutai Co. Ltd. Class A	1,400	339,353
Lenovo Group Ltd.	62,915	87,985
Lepu Medical Technology Beijing Co. Ltd. Class A	1,000	2,269
Li Auto, Inc. Class A (c)	800	15,071

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Li Ning Co. Ltd.	2,000	$5,353
Lingyi iTech Guangdong Co. Class A	20,100	19,082
Longfor Group Holdings Ltd. (a) (b)	13,854	22,178
LONGi Green Energy Technology Co. Ltd. Class A	9,060	29,137
Lufax Holding Ltd. ADR (a)	5,864	18,002
Luzhou Laojiao Co. Ltd. Class A	1,600	40,316
Meituan Class B (b) (c)	1,847	19,372
Metallurgical Corp. of China Ltd. Class A	15,900	6,833
Microport Scientific Corp. (c)	1,404	1,514
Muyuan Foods Co. Ltd. Class A	2,000	11,566
National Silicon Industry Group Co. Ltd. Class A (c)	5,952	14,477
NavInfo Co. Ltd. Class A (c)	3,700	4,625
NetEase, Inc.	27,635	497,593
New China Life Insurance Co. Ltd. Class H	9,700	18,907
New Oriental Education & Technology Group, Inc. (c)	730	5,165
Ningbo Deye Technology Co. Ltd. Class A	540	6,363
Ningxia Baofeng Energy Group Co. Ltd. Class A	3,200	6,638
NIO, Inc. ADR (c)	177	1,605
Nongfu Spring Co. Ltd. Class H (a) (b)	56,800	328,425
Oppein Home Group, Inc. Class A	480	4,692
Ovctek China, Inc. Class A	960	3,044
PDD Holdings, Inc. ADR (c)	6,572	961,549
People's Insurance Co. Group of China Ltd. Class H	449,000	138,003
Perfect World Co. Ltd. Class A	2,150	3,575
PetroChina Co. Ltd. Class A	23,100	22,903
PetroChina Co. Ltd. Class H	158,000	104,409
PICC Property & Casualty Co. Ltd. Class H	72,270	85,889
Ping An Bank Co. Ltd. Class A	11,600	15,297
Ping An Insurance Group Co. of China Ltd. Class A	2,400	13,583
Ping An Insurance Group Co. of China Ltd. Class H	31,000	140,340
Poly Developments & Holdings Group Co. Ltd. Class A	1,000	1,390
Postal Savings Bank of China Co. Ltd. Class H (b)	221,000	105,568
Power Construction Corp. of China Ltd. Class A	4,600	3,159
Qi An Xin Technology Group, Inc. Class A (c)	2,344	13,197
Qifu Technology, Inc. ADR	2,037	32,225
SAIC Motor Corp. Ltd. Class A	4,600	8,741
Sangfor Technologies, Inc. Class A (c)	900	9,137
Security Description	Shares	Value
SDIC Power Holdings Co. Ltd. Class A	15,900	$29,430
SF Holding Co. Ltd. Class A	3,100	17,588
Shaanxi Coal Industry Co. Ltd. Class A	14,600	42,833
Shandong Gold Mining Co. Ltd. Class A	6,652	21,365
Shandong Gold Mining Co. Ltd. Class H (b)	21,250	40,331
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	3,875
Shandong Nanshan Aluminum Co. Ltd. Class A	17,400	7,184
Shandong Weigao Group Medical Polymer Co. Ltd. Class H (a)	5,600	5,458
Shanghai Aiko Solar Energy Co. Ltd. Class A	4,200	10,405
Shanghai Baosight Software Co. Ltd. Class A	2,132	14,611
Shanghai Baosight Software Co. Ltd. Class B	37,660	79,839
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	164	5,830
Shanghai Construction Group Co. Ltd. Class A	22,800	7,493
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,000	4,354
Shanghai International Airport Co. Ltd. Class A (c)	1,400	6,445
Shanghai M&G Stationery, Inc. Class A	2,800	14,766
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	14,200	20,767
Shanghai Pudong Development Bank Co. Ltd. Class A	34,424	32,004
Shanghai RAAS Blood Products Co. Ltd. Class A	8,800	9,887
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	4,900	15,077
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,160	69,991
Shennan Circuits Co. Ltd. Class A	480	4,785
Shenzhen Inovance Technology Co. Ltd. Class A	300	2,660
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,900	77,541
Shenzhen Transsion Holdings Co. Ltd. Class A	933	18,134
Shenzhou International Group Holdings Ltd.	1,400	14,415
Sichuan Chuantou Energy Co. Ltd. Class A	14,699	31,212
Sichuan Swellfun Co. Ltd. Class A	2,000	16,507

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Sinopec Shanghai Petrochemical Co. Ltd. Class A (c)	22,616	$9,084
Sinopharm Group Co. Ltd. Class H	36,800	96,376
Smoore International Holdings Ltd. (a) (b)	4,000	3,330
Songcheng Performance Development Co. Ltd. Class A	7,540	10,451
Sunny Optical Technology Group Co. Ltd.	1,393	12,639
TCL Technology Group Corp. Class A	38,320	23,141
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	6,250	13,728
Tencent Holdings Ltd.	6,878	258,611
Thunder Software Technology Co. Ltd. Class A	600	6,746
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	1,300	5,753
Tianshui Huatian Technology Co. Ltd. Class A	6,800	8,136
Tingyi Cayman Islands Holding Corp.	36,000	43,890
Tongling Nonferrous Metals Group Co. Ltd. Class A	14,200	6,541
Tongwei Co. Ltd. Class A	9,100	31,988
Topchoice Medical Corp. Class A (c)	200	2,147
Topsports International Holdings Ltd. (b)	5,000	3,893
TravelSky Technology Ltd. Class H	7,000	12,102
Trip.com Group Ltd. (c)	684	24,317
Unigroup Guoxin Microelectronics Co. Ltd. Class A (c)	979	9,274
Vipshop Holdings Ltd. ADR (c)	5,898	104,748
Walvax Biotechnology Co. Ltd. Class A	2,100	6,934
Wanhua Chemical Group Co. Ltd. Class A	1,000	10,788
Want Want China Holdings Ltd.	202,000	122,102
Weichai Power Co. Ltd. Class H	12,000	20,040
Western Securities Co. Ltd. Class A	18,500	16,550
Wintime Energy Group Co. Ltd. Class A (c)	81,500	15,681
Wuliangye Yibin Co. Ltd. Class A	4,500	88,672
WuXi AppTec Co. Ltd. Class H (a) (b)	520	5,291
Wuxi Biologics Cayman, Inc. (b) (c)	1,000	3,791
Security Description	Shares	Value
Xiaomi Corp. Class B (b) (c)	35,000	$69,923
Xinjiang Daqo New Energy Co. Ltd. Class A	6,122	25,423
XPeng, Inc. Class A (a) (c)	1,000	7,261
Yadea Group Holdings Ltd. (a) (b)	24,000	42,169
Yankuang Energy Group Co. Ltd. Class H (a)	44,000	83,621
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	400	1,579
Yealink Network Technology Corp. Ltd. Class A	5,970	24,775
Yonyou Network Technology Co. Ltd. Class A	3,000	7,495
Yuexiu Property Co. Ltd.	11,960	9,741
Yum China Holdings, Inc.	1,305	55,371
Yunnan Baiyao Group Co. Ltd. Class A	1,940	13,391
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	20,391
Zhejiang Dahua Technology Co. Ltd. Class A	2,400	6,219
Zhejiang Dingli Machinery Co. Ltd. Class A	700	5,030
Zhejiang Expressway Co. Ltd. Class H	43,320	28,904
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	7,430
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,400	4,760
Zhejiang Supor Co. Ltd. Class A	1,000	7,445
Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,300	2,642
Zhongji Innolight Co. Ltd. Class A	1,400	22,200
Zhongsheng Group Holdings Ltd.	4,500	10,765
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,900	5,426
Zhuzhou Kibing Group Co. Ltd. Class A	4,700	4,515
Zijin Mining Group Co. Ltd. Class A	12,100	21,173
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	2,247	2,061
ZTE Corp. Class A	9,300	34,585
ZTE Corp. Class H	4,080	9,112
ZTO Express Cayman, Inc. ADR	292	6,214
		11,953,430
COLOMBIA — 0.1%
Bancolombia SA	694	5,948
Bancolombia SA ADR	247	7,600

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Bancolombia SA Preference Shares	396	$3,058
Interconexion Electrica SA ESP	1,319	5,271
		21,877
CZECH REPUBLIC — 0.3%
CEZ AS	3,427	146,973
Moneta Money Bank AS (b)	2,545	10,658
		157,631
EGYPT — 0.3%
Commercial International Bank - Egypt (CIB)	22,604	32,176
Commercial International Bank - Egypt (CIB) GDR	71,684	91,755
Eastern Co. SAE	16,304	8,931
		132,862
GREECE — 0.6%
Alpha Services & Holdings SA (c)	11,522	19,588
Eurobank Ergasias Services & Holdings SA Class A (c)	11,128	19,791
FF Group (c) (d)	491	—
Hellenic Telecommunications Organization SA	7,950	113,287
Jumbo SA	1,208	33,521
Motor Oil Hellas Corinth Refineries SA	405	10,630
National Bank of Greece SA (c)	2,516	17,482
OPAP SA	3,245	55,095
		269,394
HONG KONG — 0.2%
China Common Rich Renewable Energy Investments Ltd. (c) (d)	598,000	—
China Huishan Dairy Holdings Co. Ltd. (c) (d)	1,072,393	—
Nine Dragons Paper Holdings Ltd. (c)	22,000	10,847
Orient Overseas International Ltd. (a)	3,000	41,877
Sino Biopharmaceutical Ltd.	45,000	19,998
		72,722
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	4,021	32,842
OTP Bank Nyrt	723	33,015
Richter Gedeon Nyrt	913	23,088
		88,945
INDIA — 19.5%
ABB India Ltd.	352	19,775
Adani Ports & Special Economic Zone Ltd.	834	10,266
Ambuja Cements Ltd.	850	5,321
APL Apollo Tubes Ltd.	2,314	42,735
Apollo Hospitals Enterprise Ltd.	183	12,544
Security Description	Shares	Value
Asian Paints Ltd.	7,916	$323,665
Aurobindo Pharma Ltd.	681	8,871
Axis Bank Ltd.	4,378	57,994
Bajaj Auto Ltd.	2,356	192,448
Bajaj Finserv Ltd.	532	10,778
Balkrishna Industries Ltd.	325	10,032
Bandhan Bank Ltd. (b)	1,509	4,378
Berger Paints India Ltd.	5,472	39,761
Bharat Electronics Ltd.	56,027	124,020
Bharat Forge Ltd.	163	2,426
Bharat Petroleum Corp. Ltd.	4,749	25,719
Bharti Airtel Ltd.	17,724	219,852
Britannia Industries Ltd.	3,084	197,849
CG Power & Industrial Solutions Ltd.	10,438	56,998
Cipla Ltd.	6,904	103,402
Coal India Ltd.	31,550	142,558
Colgate-Palmolive India Ltd.	3,879	117,922
Container Corp. of India Ltd.	100	1,033
Cummins India Ltd.	1,782	42,057
Dabur India Ltd.	23,831	159,573
Divi's Laboratories Ltd.	1,197	56,156
Dr Reddy's Laboratories Ltd.	88	6,131
Dr Reddy's Laboratories Ltd. ADR	1,250	86,975
Eicher Motors Ltd.	2,171	108,102
GAIL India Ltd. GDR	1,175	13,513
Godrej Consumer Products Ltd.	810	11,011
Grasim Industries Ltd.	785	20,139
Havells India Ltd.	3,798	62,435
HCL Technologies Ltd.	25,156	443,211
HDFC Asset Management Co. Ltd. (b)	1,218	46,912
HDFC Bank Ltd.	3,553	72,980
HDFC Life Insurance Co. Ltd. (b)	1,920	14,921
Hero MotoCorp Ltd.	2,192	109,043
Hindalco Industries Ltd.	6,245	46,143
Hindustan Aeronautics Ltd.	3,226	108,704
Hindustan Petroleum Corp. Ltd. (c)	4,784	22,933
Hindustan Unilever Ltd.	15,914	509,460
ICICI Bank Ltd.	311	3,725
ICICI Bank Ltd. ADR	2,553	60,864
ICICI Lombard General Insurance Co. Ltd. (b)	3,482	59,423
Indian Hotels Co. Ltd.	3,817	20,107
Indian Oil Corp. Ltd.	24,759	38,635
Indian Railway Catering & Tourism Corp. Ltd.	4,131	44,058
Indraprastha Gas Ltd.	5,827	29,295
Infosys Ltd.	27,772	514,932
Infosys Ltd. ADR	26,121	480,104
ITC Ltd.	48,353	268,512
Jio Financial Services Ltd. (c)	9,970	27,910
JSW Steel Ltd.	2,007	21,230
Jubilant Foodworks Ltd.	422	2,866

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Kotak Mahindra Bank Ltd.	3,103	$71,152
Larsen & Toubro Ltd.	29	1,229
Larsen & Toubro Ltd. GDR	783	33,356
LTIMindtree Ltd. (b)	2,010	152,052
Lupin Ltd.	3,567	56,709
Mahindra & Mahindra Ltd.	75	1,559
Mahindra & Mahindra Ltd. GDR	1,723	36,355
Marico Ltd.	23,307	153,627
Maruti Suzuki India Ltd.	582	72,055
Max Healthcare Institute Ltd.	7,037	58,033
Mphasis Ltd.	1,646	54,193
MRF Ltd.	71	110,560
Nestle India Ltd.	897	286,522
NTPC Ltd.	9,609	35,930
Oil & Natural Gas Corp. Ltd.	14,147	34,860
Page Industries Ltd.	242	112,002
Persistent Systems Ltd.	1,119	99,368
Petronet LNG Ltd.	14,048	37,587
PI Industries Ltd.	1,000	42,251
Pidilite Industries Ltd.	5,146	167,904
Polycab India Ltd.	642	42,316
Power Finance Corp. Ltd.	4,396	20,212
Power Grid Corp. of India Ltd.	11,688	33,317
REC Ltd.	5,389	26,737
Reliance Industries Ltd.	2,101	65,265
Reliance Industries Ltd. GDR (b)	1,808	113,000
Samvardhana Motherson International Ltd.	1,857	2,275
SBI Life Insurance Co. Ltd. (b)	390	6,714
Shree Cement Ltd.	21	7,231
Shriram Finance Ltd.	270	6,662
Siemens Ltd.	425	20,556
SRF Ltd.	585	17,429
State Bank of India GDR	416	32,115
Sun Pharmaceutical Industries Ltd.	6,998	105,916
Tata Consultancy Services Ltd.	21,018	958,131
Tata Elxsi Ltd.	777	81,734
Tata Motors Ltd.	3,258	30,537
Tata Steel Ltd.	771	1,293
Tata Steel Ltd. GDR	3,625	59,450
Tech Mahindra Ltd.	12,919	197,580
Titan Co. Ltd.	6,856	302,821
Torrent Pharmaceuticals Ltd.	3,279	90,849
Trent Ltd.	1,440	52,865
Tube Investments of India Ltd.	1,582	67,331
TVS Motor Co. Ltd.	695	16,919
UltraTech Cement Ltd.	118	14,894
United Spirits Ltd.	140	1,881
UPL Ltd.	1,509	10,649
Varun Beverages Ltd.	6,604	98,163
Vedanta Ltd.	3,449	10,716
Wipro Ltd.	17,904	101,403
Yes Bank Ltd. (c)	38,002	9,796
		9,466,468
Security Description	Shares	Value
INDONESIA — 2.4%
Adaro Energy Indonesia Tbk. PT	303,900	$46,975
Amman Mineral Internasional PT (c)	105,300	44,795
Astra International Tbk. PT	48,100	17,651
Bank Central Asia Tbk. PT	1,106,025	675,238
Bank Mandiri Persero Tbk. PT	88,000	34,578
Bank Negara Indonesia Persero Tbk. PT	29,800	10,403
Bank Rakyat Indonesia Persero Tbk. PT	126,749	47,129
Charoen Pokphand Indonesia Tbk. PT	17,500	5,711
GoTo Gojek Tokopedia Tbk. PT (c)	1,436,000	8,021
Indah Kiat Pulp & Paper Tbk. PT	12,000	6,488
Indofood Sukses Makmur Tbk. PT	24,300	10,180
Kalbe Farma Tbk. PT	338,900	35,437
Semen Indonesia Persero Tbk. PT	9,812	4,079
Sumber Alfaria Trijaya Tbk. PT	253,800	48,297
Telkom Indonesia Persero Tbk. PT	368,975	94,658
Unilever Indonesia Tbk. PT	165,500	37,943
United Tractors Tbk. PT	29,000	42,614
		1,170,197
KUWAIT — 0.9%
Agility Public Warehousing Co. KSC (c)	6,796	11,259
Kuwait Finance House KSCP	57,320	135,441
Mobile Telecommunications Co. KSCP	57,477	94,844
National Bank of Kuwait SAKP	72,769	211,735
		453,279
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	755	19,248
MALAYSIA — 1.8%
AMMB Holdings Bhd.	14,400	12,567
Axiata Group Bhd.	4,704	2,436
CELCOMDIGI Bhd.	45,700	40,578
CIMB Group Holdings Bhd.	13,832	17,610
Dialog Group Bhd.	1,100	496
Genting Bhd.	10,600	10,658
Genting Malaysia Bhd.	9,400	5,503
Hong Leong Bank Bhd.	19,020	78,232
IHH Healthcare Bhd.	64,700	84,906
IOI Corp. Bhd.	10,800	9,237
Kuala Lumpur Kepong Bhd.	1,376	6,534
Malayan Banking Bhd.	91,940	177,877
Malaysia Airports Holdings Bhd.	19,107	30,604
Maxis Bhd.	14,100	11,814
MISC Bhd.	14,500	23,004

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
MR DIY Group M Bhd. (b)	121,550	$38,356
Nestle Malaysia Bhd.	4,300	110,050
Petronas Chemicals Group Bhd.	10,500	16,361
Petronas Dagangan Bhd.	4,300	20,438
PPB Group Bhd.	11,560	36,429
Public Bank Bhd.	55,055	51,401
RHB Bank Bhd.	6,224	7,382
Sime Darby Bhd.	12,727	6,509
Sime Darby Plantation Bhd.	5,367	5,209
Telekom Malaysia Bhd.	5,359	6,473
Tenaga Nasional Bhd.	28,300	61,835
		872,499
MEXICO — 2.2%
America Movil SAB de CV Class B	99,162	92,167
Arca Continental SAB de CV	388	4,248
Cemex SAB de CV Series CPO (c)	60,202	46,997
Coca-Cola Femsa SAB de CV	2,212	21,026
Fibra Uno Administracion SA de CV REIT	13,118	23,680
Fomento Economico Mexicano SAB de CV	2,950	38,498
Gruma SAB de CV Class B	315	5,788
Grupo Aeroportuario del Centro Norte SAB de CV	3,900	41,399
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	1,078	18,870
Grupo Aeroportuario del Sureste SAB de CV Class B	190	5,581
Grupo Bimbo SAB de CV Class A	18,104	91,886
Grupo Carso SAB de CV	857	9,595
Grupo Financiero Banorte SAB de CV Class O	5,953	60,027
Grupo Financiero Inbursa SAB de CV Class O (c)	8,781	24,220
Grupo Mexico SAB de CV Class B	6,884	38,285
Industrias Penoles SAB de CV (a) (c)	540	7,916
Kimberly-Clark de Mexico SAB de CV Class A	1,872	4,219
Orbia Advance Corp. SAB de CV	2,068	4,594
Promotora y Operadora de Infraestructura SAB de CV	208	2,257
Southern Copper Corp.	1,305	112,321
Wal-Mart de Mexico SAB de CV	102,869	434,754
		1,088,328
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR (a)	6,340	96,621
Security Description	Shares	Value
Credicorp Ltd.	674	$101,053
		197,674
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	14,300	11,518
Ayala Corp.	510	6,272
Ayala Land, Inc.	5,600	3,484
Bank of the Philippine Islands	38,477	72,125
BDO Unibank, Inc.	17,076	40,242
International Container Terminal Services, Inc.	18,020	80,313
JG Summit Holdings, Inc.	7,614	5,246
Jollibee Foods Corp.	10,270	46,625
Manila Electric Co.	9,480	68,307
Metropolitan Bank & Trust Co.	16,116	14,930
PLDT, Inc.	416	9,608
SM Investments Corp.	755	11,889
SM Prime Holdings, Inc.	11,100	6,595
		377,154
POLAND — 0.6%
Bank Polska Kasa Opieki SA	230	8,893
Budimex SA	202	32,158
CD Projekt SA	112	3,275
Cyfrowy Polsat SA (c)	1,628	5,105
Dino Polska SA (b) (c)	720	84,355
KGHM Polska Miedz SA	489	15,259
ORLEN SA	5,053	84,168
PGE Polska Grupa Energetyczna SA (c)	7,635	16,849
Powszechna Kasa Oszczednosci Bank Polski SA (c)	1,246	15,945
Powszechny Zaklad Ubezpieczen SA	1,599	19,222
Santander Bank Polska SA	114	14,200
		299,429
QATAR — 1.2%
Barwa Real Estate Co.	4,885	3,865
Commercial Bank PSQC	2,430	3,971
Dukhan Bank	24,003	26,350
Industries Qatar QSC	6,662	23,603
Masraf Al Rayan QSC	85,685	60,999
Mesaieed Petrochemical Holding Co.	6,949	3,378
Ooredoo QPSC	21,545	64,499
Qatar Electricity & Water Co. QSC	17,717	87,977
Qatar Fuel QSC	20,615	92,572
Qatar Islamic Bank SAQ	11,551	66,305
Qatar National Bank QPSC	31,625	139,407
		572,926
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	895	6,185
RUSSIA — 0.0%
Alrosa PJSC (d)	72,138	—

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Gazprom PJSC ADR (c) (d)	50,071	$—
Inter RAO UES PJSC (d)	435,055	—
LUKOIL PJSC (d)	3,065	—
MMC Norilsk Nickel PJSC ADR (c) (d)	1,589	—
Mobile TeleSystems PJSC ADR (c) (d)	2,361	—
Moscow Exchange MICEX-Rates PJSC (d)	5,004	—
Novatek PJSC GDR (c) (d)	169	—
Novolipetsk Steel PJSC (c) (d)	6,756	—
Novolipetsk Steel PJSC GDR (c) (d)	2,685	—
PhosAgro PJSC (c) (d)	3	—
PhosAgro PJSC GDR (c) (d)	401	—
Polyus PJSC (c) (d)	81	—
Polyus PJSC GDR (c) (d)	1,392	—
Rosneft Oil Co. PJSC (d)	15,529	—
Sberbank of Russia PJSC (d)	57,120	—
Severstal PAO GDR (c) (d)	5,724	—
Surgutneftegas PJSC ADR (c) (d)	9,158	—
Surgutneftegas PJSC Preference Shares ADR (c) (d)	34,802	—
Tatneft PJSC ADR (c) (d)	1,514	—
TCS Group Holding PLC GDR (c) (d)	3,373	—
VTB Bank PJSC (c) (d)	32,335,040	—
X5 Retail Group NV GDR (c) (d)	820	—
Yandex NV Class A (c) (d)	480	—
		—
SAUDI ARABIA — 5.9%
Advanced Petrochemical Co.	3,274	34,442
Al Rajhi Bank	9,527	221,026
Alinma Bank	4,875	50,375
Arab National Bank	2,405	16,258
Arabian Internet & Communications Services Co.	973	89,827
Bank AlBilad	1,383	16,578
Bank Al-Jazira (c)	1,938	9,664
Banque Saudi Fransi	2,214	23,616
Bupa Arabia for Cooperative Insurance Co.	2,264	128,716
Co. for Cooperative Insurance	1,374	47,779
Dallah Healthcare Co.	386	17,663
Dar Al Arkan Real Estate Development Co. (c)	11,528	42,792
Dr Sulaiman Al Habib Medical Services Group Co.	1,754	132,743
Elm Co.	636	138,224
Etihad Etisalat Co.	11,070	145,829
Jarir Marketing Co.	39,381	164,245
Mobile Telecommunications Co. Saudi Arabia	22,506	84,743
Security Description	Shares	Value
Mouwasat Medical Services Co.	1,481	$44,154
Nahdi Medical Co.	834	30,469
National Industrialization Co. (c)	844	2,768
Rabigh Refining & Petrochemical Co. (c)	11,651	32,374
Riyad Bank	2,404	18,302
SABIC Agri-Nutrients Co.	6,610	243,601
Sahara International Petrochemical Co.	654	5,938
Saudi Arabian Mining Co. (c)	1,132	13,327
Saudi Arabian Oil Co. (b)	57,798	509,393
Saudi Awwal Bank	2,594	26,009
Saudi Basic Industries Corp.	6,292	139,766
Saudi Electricity Co.	14,266	72,129
Saudi Kayan Petrochemical Co. (c)	1,230	3,562
Saudi National Bank	8,477	87,483
Saudi Research & Media Group (c)	137	6,240
Saudi Tadawul Group Holding Co.	51	2,497
Saudi Telecom Co.	23,194	250,186
Savola Group	284	2,829
Yanbu National Petrochemical Co.	2,080	21,077
		2,876,624
SOUTH AFRICA — 1.9%
Absa Group Ltd.	1,606	14,377
Anglo American Platinum Ltd. (a)	1,574	82,971
Aspen Pharmacare Holdings Ltd. (a)	1,010	11,239
Bid Corp. Ltd.	717	16,728
Bidvest Group Ltd.	1,164	16,058
Capitec Bank Holdings Ltd.	1,251	138,618
Clicks Group Ltd.	4,256	75,802
Discovery Ltd.	896	7,040
Exxaro Resources Ltd.	4,786	53,514
FirstRand Ltd.	11,955	48,055
Gold Fields Ltd.	1,338	20,324
Harmony Gold Mining Co. Ltd.	1,005	6,572
Impala Platinum Holdings Ltd. (a)	8,583	42,836
Kumba Iron Ore Ltd.	1,379	46,358
MTN Group Ltd.	4,281	27,038
Naspers Ltd. Class N	407	69,616
Nedbank Group Ltd.	1,743	20,609
Old Mutual Ltd.	24,597	17,566
OUTsurance Group Ltd.	7,446	17,182
Remgro Ltd.	1,674	14,873
Sanlam Ltd.	5,192	20,669
Sasol Ltd.	3,329	33,730
Shoprite Holdings Ltd.	1,360	20,455
Sibanye Stillwater Ltd.	20,045	27,293

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Standard Bank Group Ltd.	4,317	$49,125
Vodacom Group Ltd. (a)	1,428	8,277
Woolworths Holdings Ltd.	3,480	13,739
		920,664
SOUTH KOREA — 8.7%
Amorepacific Corp.	57	6,417
Celltrion, Inc.	270	42,190
CJ CheilJedang Corp.	74	18,616
Coway Co. Ltd.	1,178	52,319
DB Insurance Co. Ltd.	541	35,159
Doosan Bobcat, Inc.	124	4,853
Doosan Enerbility Co. Ltd. (c)	408	5,037
F&F Co. Ltd.	275	19,047
GS Holdings Corp.	457	14,513
Hana Financial Group, Inc.	3,129	105,442
Hankook Tire & Technology Co. Ltd.	396	13,959
Hanmi Semiconductor Co. Ltd. (c)	605	28,984
Hanwha Solutions Corp. (c)	390	11,961
HD Hyundai Co. Ltd.	290	14,253
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	149	13,987
HMM Co. Ltd.	2,752	41,839
Hotel Shilla Co. Ltd.	1,028	52,202
Hyundai Engineering & Construction Co. Ltd.	434	11,761
Hyundai Glovis Co. Ltd.	87	12,936
Hyundai Mobis Co. Ltd.	323	59,439
Hyundai Motor Co.	635	100,336
Hyundai Motor Co. GDR	208	9,090
Hyundai Motor Co. Preference Shares (f)	315	27,932
Hyundai Motor Co. Preference Shares (f)	122	10,752
Hyundai Steel Co.	626	17,741
Industrial Bank of Korea (c)	2,583	23,786
JYP Entertainment Corp.	476	37,440
Kakao Corp. (c)	340	14,335
Kangwon Land, Inc.	2,825	35,096
KB Financial Group, Inc.	721	30,287
KB Financial Group, Inc. ADR	2,551	105,535
Kia Corp.	1,296	100,629
Korea Aerospace Industries Ltd.	142	5,513
Korea Electric Power Corp.	2,797	41,046
Korea Electric Power Corp. ADR	3,913	28,369
Korea Investment Holdings Co. Ltd.	482	22,942
Korea Zinc Co. Ltd.	10	3,867
Korean Air Lines Co. Ltd. (c)	534	9,910
Krafton, Inc. (c)	68	10,222
KT Corp.	1,292	34,509
KT&G Corp.	1,978	133,464
Security Description	Shares	Value
Kumho Petrochemical Co. Ltd.	229	$23,631
LG Chem Ltd.	110	42,620
LG Corp.	236	15,741
LG Display Co. Ltd.	1,297	12,830
LG Display Co. Ltd. ADR	1,566	7,548
LG Electronics, Inc.	719	56,832
LG H&H Co. Ltd.	51	14,058
LG Innotek Co. Ltd.	133	24,733
LG Uplus Corp.	5,208	41,368
Lotte Chemical Corp.	141	16,772
Meritz Financial Group, Inc. (c)	272	12,482
Mirae Asset Securities Co. Ltd.	2,670	15,818
NAVER Corp.	241	41,916
NCSoft Corp.	59	11,018
Orion Corp.	644	58,054
Pearl Abyss Corp. (c)	105	3,159
POSCO Holdings, Inc.	156	60,503
POSCO Holdings, Inc. ADR	873	83,031
Posco International Corp.	76	3,682
Samsung Biologics Co. Ltd. (b) (c)	197	116,251
Samsung C&T Corp.	777	78,128
Samsung Electro-Mechanics Co. Ltd.	149	17,724
Samsung Electronics Co. Ltd.	14,033	855,339
Samsung Electronics Co. Ltd. Preference Shares	4,616	223,291
Samsung Engineering Co. Ltd. (c)	2,700	60,797
Samsung Fire & Marine Insurance Co. Ltd.	216	44,109
Samsung Heavy Industries Co. Ltd. (c)	1,938	11,662
Samsung Life Insurance Co. Ltd.	397	21,300
Samsung SDI Co. Ltd.	68	24,921
Samsung SDS Co. Ltd.	1,064	140,446
Samsung Securities Co. Ltd.	270	8,071
Shinhan Financial Group Co. Ltd.	761	23,724
Shinhan Financial Group Co. Ltd. ADR	3,083	94,895
SK Bioscience Co. Ltd. (c)	74	4,137
SK Hynix, Inc.	2,081	228,637
SK Innovation Co. Ltd. (c)	287	31,265
SK Square Co. Ltd. (c)	347	14,172
SK Telecom Co. Ltd.	2,342	91,105
SK, Inc.	580	80,161
S-Oil Corp.	180	9,727
Woori Financial Group, Inc.	4,945	49,915
Yuhan Corp.	1,429	76,338
		4,219,626
TAIWAN — 16.0%
Accton Technology Corp.	11,000	187,452
Acer, Inc.	11,258	19,735
Advantech Co. Ltd.	17,220	208,724

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
ASE Technology Holding Co. Ltd.	10,124	$44,533
Asia Cement Corp.	10,200	13,776
Asustek Computer, Inc.	8,000	127,596
AUO Corp.	27,600	16,322
Catcher Technology Co. Ltd.	10,000	63,212
Cathay Financial Holding Co. Ltd.	38,179	56,913
Chailease Holding Co. Ltd.	1,838	11,558
Chang Hwa Commercial Bank Ltd.	13,821	8,061
Cheng Shin Rubber Industry Co. Ltd.	6,000	8,778
China Development Financial Holding Corp. (c)	72,300	29,565
China Steel Corp.	53,440	47,014
Chunghwa Telecom Co. Ltd.	64,540	252,352
Compal Electronics, Inc.	137,000	177,887
CTBC Financial Holding Co. Ltd.	57,900	53,484
Delta Electronics, Inc.	3,623	37,009
E Ink Holdings, Inc.	14,000	89,865
E.Sun Financial Holding Co. Ltd.	115,704	97,267
Eclat Textile Co. Ltd.	3,379	61,876
eMemory Technology, Inc.	1,000	79,829
Evergreen Marine Corp. Taiwan Ltd.	13,626	63,711
Far Eastern New Century Corp.	8,560	8,702
Far EasTone Telecommunications Co. Ltd.	74,449	193,579
Feng TAY Enterprise Co. Ltd.	8,037	45,828
First Financial Holding Co. Ltd.	284,484	253,983
Formosa Chemicals & Fibre Corp.	10,000	20,299
Formosa Petrochemical Corp.	13,000	34,183
Formosa Plastics Corp.	20,000	51,612
Fubon Financial Holding Co. Ltd.	22,703	47,935
Giant Manufacturing Co. Ltd.	1,036	6,211
Gigabyte Technology Co. Ltd.	2,000	17,334
Global Unichip Corp.	1,000	56,695
Globalwafers Co. Ltd.	4,000	76,506
Hon Hai Precision Industry Co. Ltd.	76,730	261,263
Hua Nan Financial Holdings Co. Ltd.	212,116	154,471
Innolux Corp.	40,065	18,668
Inventec Corp.	12,000	20,645
Lite-On Technology Corp.	4,952	18,878
MediaTek, Inc.	22,877	756,591
Mega Financial Holding Co. Ltd.	76,624	97,869
Micro-Star International Co. Ltd.	3,000	19,941
momo.com, Inc.	1,320	21,892
Nan Ya Plastics Corp.	12,000	26,002
Security Description	Shares	Value
Nanya Technology Corp.	3,000	$7,625
Nien Made Enterprise Co. Ltd.	3,000	34,506
Novatek Microelectronics Corp.	11,000	185,302
Pegatron Corp.	19,000	54,046
PharmaEssentia Corp. (c)	1,000	11,274
Pou Chen Corp.	12,000	12,082
President Chain Store Corp.	25,000	219,530
Quanta Computer, Inc.	7,000	51,205
Realtek Semiconductor Corp.	8,000	122,904
Ruentex Development Co. Ltd.	5,968	7,341
Shanghai Commercial & Savings Bank Ltd.	13,295	20,274
Shin Kong Financial Holding Co. Ltd. (c)	88,657	25,565
SinoPac Financial Holdings Co. Ltd.	45,627	29,288
Synnex Technology International Corp.	29,900	68,392
Taishin Financial Holding Co. Ltd.	22,759	13,422
Taiwan Business Bank	65,464	29,223
Taiwan Cement Corp.	31,019	35,223
Taiwan Cooperative Financial Holding Co. Ltd.	224,937	195,690
Taiwan High Speed Rail Corp.	42,000	42,013
Taiwan Mobile Co. Ltd.	74,542	239,483
Taiwan Semiconductor Manufacturing Co. Ltd.	71,495	1,381,422
Unimicron Technology Corp.	23,000	131,897
Uni-President Enterprises Corp.	35,164	85,359
United Microelectronics Corp.	189,000	323,924
Vanguard International Semiconductor Corp.	16,000	42,489
Voltronic Power Technology Corp.	1,000	55,718
Wan Hai Lines Ltd.	10,100	18,100
Winbond Electronics Corp.	3,120	3,096
Wistron Corp.	10,000	32,127
Wiwynn Corp.	2,000	118,929
WPG Holdings Ltd.	39,280	104,438
Yageo Corp.	953	18,538
Yang Ming Marine Transport Corp.	19,000	31,759
Yuanta Financial Holding Co. Ltd.	33,136	29,799
Zhen Ding Technology Holding Ltd.	3,000	10,655
		7,758,244
THAILAND — 2.6%
Advanced Info Service PCL	34,722	220,748
Airports of Thailand PCL	45,500	79,649
Airports of Thailand PCL NVDR	60,170	105,329
Asset World Corp. PCL	6,000	626
Bangkok Dusit Medical Services PCL Class F	101,392	82,432

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Bangkok Expressway & Metro PCL	94,180	$21,936
Banpu PCL	73,500	14,643
Berli Jucker PCL NVDR	900	659
Bumrungrad Hospital PCL	20,564	133,750
Central Retail Corp. PCL	25,734	30,912
Central Retail Corp. PCL NVDR	6,163	7,403
Charoen Pokphand Foods PCL	17,886	10,271
CP ALL PCL	16,961	27,827
Delta Electronics Thailand PCL	50,700	130,714
Energy Absolute PCL	900	1,167
Energy Absolute PCL NVDR	2,400	3,111
Home Product Center PCL	211,074	72,352
Indorama Ventures PCL	1,400	1,118
Indorama Ventures PCL NVDR	5,700	4,551
Intouch Holdings PCL	61,302	128,414
Krung Thai Bank PCL	27,968	15,077
Minor International PCL	885	765
Minor International PCL NVDR	2,961	2,559
Osotspa PCL	7,800	5,027
PTT Exploration & Production PCL	2,128	9,321
PTT Global Chemical PCL	12,862	14,508
PTT Oil & Retail Business PCL	51,600	28,875
PTT PCL	41,160	43,110
Ratch Group PCL	3,450	3,184
SCB X PCL	3,375	10,481
Siam Cement PCL	2,324	20,835
Siam Cement PCL NVDR	1,200	10,758
Thai Oil PCL	6,879	10,833
True Corp. PCL	19,265	2,850
		1,255,795
TURKEY — 0.7%
Akbank TAS	11,607	14,352
Aselsan Elektronik Sanayi Ve Ticaret AS	28,590	43,542
BIM Birlesik Magazalar AS	8,593	87,504
Eregli Demir ve Celik Fabrikalari TAS (c)	4,522	6,278
Ford Otomotiv Sanayi AS	774	19,380
Haci Omer Sabanci Holding AS	17,705	36,238
Hektas Ticaret TAS (c)	13,051	8,882
KOC Holding AS	1,607	7,716
Koza Altin Isletmeleri AS	16,940	11,202
Sasa Polyester Sanayi AS (c)	6,624	8,173
Tofas Turk Otomobil Fabrikasi AS	1,933	13,744
Turk Hava Yollari AO (c)	2,030	15,713
Turkiye Is Bankasi AS Class C	23,384	18,496
Turkiye Petrol Rafinerileri AS	1,912	9,258
Turkiye Sise ve Cam Fabrikalari AS	17,376	26,958
Yapi ve Kredi Bankasi AS	21,684	14,346
		341,782
Security Description	Shares	Value
UNITED ARAB EMIRATES — 1.8%
Abu Dhabi Commercial Bank PJSC	12,040	$30,094
Abu Dhabi National Oil Co. for Distribution PJSC	181,616	182,964
Aldar Properties PJSC	69,739	101,587
Americana Restaurants International PLC	42,781	36,459
Dubai Islamic Bank PJSC	85,705	133,478
Emaar Properties PJSC	22,584	48,701
Emirates NBD Bank PJSC	16,913	79,666
Emirates Telecommunications Group Co. PJSC	20,149	107,747
First Abu Dhabi Bank PJSC	26,682	101,417
Multiply Group PJSC (c)	53,801	46,583
		868,696
UNITED KINGDOM — 0.0% (e)
Anglogold Ashanti PLC	656	12,677
UNITED STATES — 0.1%
JBS SA	7,867	40,343
Legend Biotech Corp. ADR (c)	484	29,122
		69,465
TOTAL COMMON STOCKS (Cost $44,574,521)		48,554,389

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 02/05/24) (c) (Cost $0)	47	193
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (g) (h)	8,028	8,032
State Street Navigator Securities Lending Portfolio II (i) (j)	264,592	264,592
TOTAL SHORT-TERM INVESTMENTS (Cost $272,625)		272,624
TOTAL INVESTMENTS — 100.6% (Cost $44,847,146)		48,827,206
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(275,338)
NET ASSETS — 100.0%		$48,551,868
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$47,432,964	$1,121,425	$0(a)	$48,554,389
Rights	193	—	—	193
Short-Term Investments	272,624	—	—	272,624
TOTAL INVESTMENTS	$47,705,781	$1,121,425	$0	$48,827,206
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2023.
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	22.5%
Financials	20.7
Consumer Staples	10.7
Consumer Discretionary	10.1
Materials	8.2
Communication Services	7.7
Industrials	6.3
Energy	5.4
Health Care	4.6
Utilities	2.8
Real Estate	1.0
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	134,554	$134,581	$1,653,337	$1,779,761	$(124)	$(1)	8,028	$8,032	$2,184
State Street Navigator Securities Lending Portfolio II	710,915	710,915	1,818,667	2,264,990	—	—	264,592	264,592	1,039
Total		$845,496	$3,472,004	$4,044,751	$(124)	$(1)		$272,624	$3,223
See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 2.0%
Ampol Ltd.	464	$11,446
ANZ Group Holdings Ltd.	3,891	68,818
APA Group Stapled Security (a)	1,295	7,546
Aristocrat Leisure Ltd.	443	12,339
ASX Ltd.	488	20,998
Aurizon Holdings Ltd.	5,786	15,003
BHP Group Ltd.	12,763	439,012
BlueScope Steel Ltd.	1,022	16,318
Brambles Ltd.	1,163	10,793
Cochlear Ltd.	37	7,541
Coles Group Ltd.	1,712	18,819
Commonwealth Bank of Australia	1,397	106,573
Computershare Ltd.	690	11,483
Dexus REIT (a)	1,076	5,639
Endeavour Group Ltd.	1,350	4,799
Flutter Entertainment PLC (b)	38	6,716
Fortescue Ltd.	4,919	97,405
Glencore PLC	36,673	220,710
Goodman Group REIT	1,055	18,213
GPT Group REIT	614	1,944
IGO Ltd.	849	5,243
Macquarie Group Ltd.	147	18,419
Medibank Pvt Ltd.	3,782	9,187
Mirvac Group REIT (a)	2,415	3,444
National Australia Bank Ltd.	3,276	68,626
Orica Ltd.	1,315	14,303
Origin Energy Ltd.	127	734
Pilbara Minerals Ltd. (a)	490	1,321
QBE Insurance Group Ltd.	154	1,556
Ramsay Health Care Ltd.	192	6,893
REA Group Ltd. (a)	165	20,395
Rio Tinto Ltd.	926	85,718
Rio Tinto PLC	3,187	237,348
Santos Ltd.	4,123	21,381
Scentre Group REIT	1,428	2,914
Sonic Healthcare Ltd. (a)	1,046	22,897
South32 Ltd.	6,547	14,876
Stockland REIT	1,105	3,355
Suncorp Group Ltd.	1,252	11,832
Telstra Group Ltd.	9,203	24,868
Transurban Group Stapled Security	1,032	9,654
Treasury Wine Estates Ltd.	1,210	8,900
Washington H Soul Pattinson & Co. Ltd. (a)	1,082	24,194
Wesfarmers Ltd.	2,798	108,902
Westpac Banking Corp.	5,109	79,832
Woodside Energy Group Ltd.	5,672	120,211
Woolworths Group Ltd.	1,064	27,008
		2,056,126
AUSTRIA — 0.1%
Erste Group Bank AG	653	26,495
Mondi PLC	1,089	21,344
Security Description	Shares	Value
OMV AG	429	$18,847
Verbund AG	105	9,749
voestalpine AG	65	2,050
		78,485
BELGIUM — 0.2%
Ageas SA	334	14,504
Anheuser-Busch InBev SA	463	29,879
Elia Group SA	80	10,013
Groupe Bruxelles Lambert NV	114	8,969
KBC Group NV	271	17,578
Liberty Global Ltd. Class C (b)	1,168	21,772
Sofina SA	62	15,437
Syensqo SA (b)	34	3,540
UCB SA	1,041	90,730
Umicore SA	263	7,234
		219,656
BRAZIL — 0.0% (c)
Wheaton Precious Metals Corp. (a)	706	35,000
Yara International ASA	178	6,331
		41,331
CANADA — 3.3%
Agnico Eagle Mines Ltd.	426	23,471
Algonquin Power & Utilities Corp. (a)	1,128	7,152
Alimentation Couche-Tard, Inc. (a)	1,882	111,370
AltaGas Ltd. (a)	594	12,532
ARC Resources Ltd. (a)	2,055	30,655
Bank of Montreal	690	68,608
Bank of Nova Scotia	1,573	76,944
Barrick Gold Corp. (a)	5,029	91,305
BCE, Inc. (a)	1,245	49,258
Brookfield Asset Management Ltd. Class A (a)	219	8,839
Brookfield Corp. (a)	1,317	53,085
Cameco Corp. (a)	70	3,033
Canadian Apartment Properties REIT	118	4,367
Canadian Imperial Bank of Commerce	1,052	50,901
Canadian National Railway Co. (a)	1,248	157,633
Canadian Natural Resources Ltd. (a)	732	48,191
Canadian Pacific Kansas City Ltd. (a)	1,765	140,333
Canadian Tire Corp. Ltd. Class A (a)	20	2,134
Canadian Utilities Ltd. Class A (a)	460	11,125
CCL Industries, Inc. Class B	60	2,711
Cenovus Energy, Inc.	1,493	25,000
CGI, Inc. (a) (b)	2,841	305,839
Constellation Software, Inc. (a)	49	122,083

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Descartes Systems Group, Inc. (b)	280	$23,641
Dollarama, Inc. (a)	560	40,554
Emera, Inc. (a)	304	11,597
Empire Co. Ltd. Class A (a)	942	25,039
Enbridge, Inc. (a)	1,475	53,358
Fairfax Financial Holdings Ltd.	63	58,409
Fortis, Inc. (a)	530	21,910
Franco-Nevada Corp.	1,018	113,311
George Weston Ltd. (a)	180	22,456
Great-West Lifeco, Inc. (a)	682	22,685
Hydro One Ltd. (a) (d)	4,258	128,199
iA Financial Corp., Inc.	235	16,099
Imperial Oil Ltd.	200	11,448
Intact Financial Corp.	1,281	198,047
Keyera Corp. (a)	480	11,660
Kinross Gold Corp. (a)	2,162	13,150
Loblaw Cos. Ltd.	873	84,930
Magna International, Inc. (a)	480	28,499
Manulife Financial Corp. (a)	2,387	53,004
Metro, Inc. (a)	808	42,030
National Bank of Canada (a)	235	18,000
Northland Power, Inc. (a)	354	6,462
Nutrien Ltd. (a)	687	38,893
Open Text Corp.	430	18,161
Pan American Silver Corp. (a)	484	7,939
Parkland Corp.	360	11,661
Pembina Pipeline Corp.	720	24,910
Power Corp. of Canada (a)	860	24,712
Quebecor, Inc. Class B (a)	342	8,175
RB Global, Inc. (a)	118	7,935
RioCan Real Estate Investment Trust	758	10,704
Rogers Communications, Inc. Class B (a)	996	46,854
Royal Bank of Canada (a)	1,350	137,191
Saputo, Inc. (a)	80	1,628
Shopify, Inc. Class A (b)	53	4,146
Sun Life Financial, Inc. (a)	190	9,902
Suncor Energy, Inc.	1,543	49,674
TC Energy Corp. (a)	749	29,401
Teck Resources Ltd. Class B (a)	457	19,412
TELUS Corp. (e)	5,143	91,970
TELUS Corp. (b) (e)	76	1,359
TFI International, Inc.	128	17,496
Thomson Reuters Corp. (a)	1,859	273,126
TMX Group Ltd. (a)	236	5,736
Toronto-Dominion Bank	2,701	175,383
Tourmaline Oil Corp. (a)	904	40,853
West Fraser Timber Co. Ltd.	128	11,004
		3,479,282
CHILE — 0.0% (c)
Lundin Mining Corp. (a)	252	2,072
CHINA — 0.2%
BOC Hong Kong Holdings Ltd.	30,500	82,807
Security Description	Shares	Value
Budweiser Brewing Co. APAC Ltd. (d)	100	$187
ESR Group Ltd. (d)	1,600	2,213
NXP Semiconductors NV	121	27,791
Prosus NV	512	15,262
SITC International Holdings Co. Ltd.	6,000	10,358
Wharf Holdings Ltd. (a)	1,000	3,221
Wilmar International Ltd.	3,100	8,390
Xinyi Glass Holdings Ltd.	5,216	5,851
		156,080
DENMARK — 1.2%
AP Moller - Maersk AS Class A	40	71,010
AP Moller - Maersk AS Class B	13	23,386
Carlsberg AS Class B	187	23,465
Coloplast AS Class B	83	9,495
Danske Bank AS	1,125	30,074
DSV AS	343	60,256
Genmab AS (b)	112	35,766
Novo Nordisk AS Class B	8,749	905,062
Novozymes AS Class B	563	30,960
Orsted AS (d)	113	6,268
Pandora AS	237	32,774
Rockwool AS Class B	35	10,248
Tryg AS	1,780	38,748
Vestas Wind Systems AS (b)	408	12,956
		1,290,468
FINLAND — 0.5%
Elisa OYJ	2,231	103,188
Fortum OYJ	1,687	24,338
Kesko OYJ Class B	30	594
Kone OYJ Class B	1,366	68,144
Neste OYJ	1,014	36,079
Nokia OYJ (e)	9,086	30,633
Nokia OYJ (e)	2,754	9,321
Nordea Bank Abp (e)	2,813	34,813
Nordea Bank Abp (e)	463	5,742
Orion OYJ Class B	267	11,582
Sampo OYJ Class A	2,883	126,146
Stora Enso OYJ Class R	972	13,448
UPM-Kymmene OYJ	484	18,210
Wartsila OYJ Abp	441	6,394
		488,632
FRANCE — 2.3%
Air Liquide SA	503	97,859
Airbus SE	239	36,904
Alstom SA (a)	421	5,664
Arkema SA	31	3,527
AXA SA	2,601	84,731
BioMerieux	95	10,557
BNP Paribas SA	2,355	162,825
Bollore SE	7,604	47,501
Bouygues SA	531	20,014
Capgemini SE	82	17,097

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Carrefour SA	1,479	$27,064
Cie de Saint-Gobain SA	653	48,084
Cie Generale des Etablissements Michelin SCA	832	29,833
Credit Agricole SA	2,919	41,441
Danone SA	556	36,040
Dassault Aviation SA	46	9,106
Dassault Systemes SE	138	6,743
Eiffage SA	29	3,108
Engie SA	2,413	42,430
EssilorLuxottica SA	109	21,866
Eurazeo SE	108	8,572
Gecina SA REIT	5	608
Getlink SE	221	4,044
Hermes International SCA	68	144,133
Ipsen SA	40	4,768
Kering SA	137	60,383
Klepierre SA REIT	343	9,351
Legrand SA	37	3,846
L'Oreal SA	502	249,901
LVMH Moet Hennessy Louis Vuitton SE	504	408,427
Orange SA	26,168	297,852
Pernod Ricard SA	146	25,764
Publicis Groupe SA	87	8,073
Renault SA	879	35,834
Safran SA	120	21,138
Sartorius Stedim Biotech	68	17,990
Societe Generale SA	2,689	71,364
Sodexo SA	9	990
Teleperformance SE	33	4,814
Thales SA	74	10,950
TotalEnergies SE	2,688	182,909
Unibail-Rodamco-Westfield REIT (b)	217	16,041
Veolia Environnement SA	863	27,227
Vinci SA	342	42,955
Vivendi SE	4,006	42,818
Worldline SA (b) (d)	251	4,345
		2,457,491
GERMANY — 2.2%
adidas AG	104	21,157
Allianz SE	455	121,608
BASF SE	1,333	71,829
Bayer AG	1,664	61,817
Bayerische Motoren Werke AG	671	74,700
Bayerische Motoren Werke AG Preference Shares	127	12,619
Bechtle AG	49	2,457
Beiersdorf AG	181	27,132
Brenntag SE	214	19,673
Commerzbank AG	2,330	27,695
Continental AG	299	25,406
Covestro AG (b) (d)	220	12,802
Daimler Truck Holding AG	918	34,499
Deutsche Bank AG	5,287	72,209
Security Description	Shares	Value
Deutsche Boerse AG	113	$23,280
Deutsche Lufthansa AG (b)	1,009	8,970
Deutsche Post AG	1,245	61,689
Deutsche Telekom AG	21,795	523,650
E.ON SE	2,542	34,117
Fresenius Medical Care AG	365	15,305
Fresenius SE & Co. KGaA	788	24,434
GEA Group AG	146	6,079
Hannover Rueck SE	386	92,229
Heidelberg Materials AG	227	20,296
HelloFresh SE (b)	148	2,340
Henkel AG & Co. KGaA Preference Shares	194	15,614
Infineon Technologies AG	679	28,352
Knorr-Bremse AG	230	14,939
LEG Immobilien SE (b)	66	5,783
Mercedes-Benz Group AG	1,847	127,620
Merck KGaA	81	12,894
MTU Aero Engines AG	47	10,137
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	198	82,042
Nemetschek SE	60	5,202
Porsche Automobil Holding SE Preference Shares	474	24,253
Rational AG	8	6,182
Rheinmetall AG	7	2,219
RWE AG	611	27,794
SAP SE	1,571	242,054
Sartorius AG Preference Shares	14	5,153
Siemens AG	477	89,534
Siemens Energy AG (b)	676	8,961
Siemens Healthineers AG (d)	243	14,119
Symrise AG	135	14,859
Volkswagen AG	114	14,916
Volkswagen AG Preference Shares	1,024	126,464
Vonovia SE	714	22,510
Zalando SE (b) (d)	256	6,066
		2,305,659
HONG KONG — 0.9%
AIA Group Ltd.	6,200	54,032
CK Asset Holdings Ltd.	3,178	15,954
CK Infrastructure Holdings Ltd.	500	2,766
CLP Holdings Ltd.	14,000	115,553
Hang Lung Properties Ltd.	2,000	2,787
Hang Seng Bank Ltd.	9,500	110,773
Henderson Land Development Co. Ltd.	2,000	6,160
HKT Trust & HKT Ltd. Stapled Security	49,540	59,129
Hong Kong & China Gas Co. Ltd.	106,277	81,390
Hong Kong Exchanges & Clearing Ltd.	2,671	91,672
Hongkong Land Holdings Ltd.	3,200	11,136
Jardine Matheson Holdings Ltd.	2,200	90,662

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Link REIT	5,710	$32,065
MTR Corp. Ltd.	18,538	71,934
New World Development Co. Ltd. (a)	5,330	8,273
Power Assets Holdings Ltd.	17,000	98,514
Prudential PLC	2,372	26,827
Sino Land Co. Ltd.	20,776	22,589
Sun Hung Kai Properties Ltd.	2,500	27,038
Swire Pacific Ltd. Class A	1,000	8,465
Techtronic Industries Co. Ltd.	1,000	11,916
WH Group Ltd. (d)	32,072	20,701
Wharf Real Estate Investment Co. Ltd.	2,000	6,762
		977,098
IRELAND — 0.1%
AerCap Holdings NV (b)	157	11,668
AIB Group PLC	780	3,343
Bank of Ireland Group PLC	1,164	10,567
Kerry Group PLC Class A	234	20,333
Kingspan Group PLC	128	11,085
Smurfit Kappa Group PLC	296	11,732
		68,728
ISRAEL — 0.3%
Azrieli Group Ltd.	185	12,032
Bank Hapoalim BM	3,363	30,362
Bank Leumi Le-Israel BM	5,591	45,198
Check Point Software Technologies Ltd. (b)	884	135,067
Elbit Systems Ltd.	32	6,825
ICL Group Ltd.	7,158	36,397
Israel Discount Bank Ltd. Class A	3,308	16,628
Mizrahi Tefahot Bank Ltd.	341	13,258
Nice Ltd. (b)	32	6,479
Teva Pharmaceutical Industries Ltd. (b)	1,744	18,598
		320,844
ITALY — 0.7%
Assicurazioni Generali SpA	2,458	51,874
Banco BPM SpA	1,017	5,371
Coca-Cola HBC AG	253	7,434
DiaSorin SpA	73	7,519
Enel SpA	7,075	52,598
Eni SpA	7,350	124,613
Ferrari NV	574	193,518
FinecoBank Banca Fineco SpA	924	13,866
Infrastrutture Wireless Italiane SpA (d)	3,830	48,443
Intesa Sanpaolo SpA	27,240	79,545
Leonardo SpA	127	2,095
Mediobanca Banca di Credito Finanziario SpA	1,883	23,307
Moncler SpA	425	26,150
Poste Italiane SpA (d)	630	7,151
Prysmian SpA	69	3,138
Security Description	Shares	Value
Recordati Industria Chimica e Farmaceutica SpA	386	$20,821
Telecom Italia SpA (a) (b)	50,217	16,320
Terna - Rete Elettrica Nazionale	1,255	10,472
UniCredit SpA	2,691	73,022
		767,257
JAPAN — 7.8%
Advantest Corp.	1,600	54,442
Aeon Co. Ltd.	1,200	26,821
AGC, Inc. (a)	500	18,570
Aisin Corp.	100	3,499
Ajinomoto Co., Inc.	400	15,435
ANA Holdings, Inc. (b)	200	4,341
Asahi Group Holdings Ltd.	400	14,918
Asahi Kasei Corp.	2,400	17,688
Astellas Pharma, Inc.	1,400	16,743
Bandai Namco Holdings, Inc.	2,000	40,098
BayCurrent Consulting, Inc.	200	7,024
Bridgestone Corp. (a)	1,000	41,424
Brother Industries Ltd.	3,000	47,890
Canon, Inc. (a)	9,200	236,232
Capcom Co. Ltd.	300	9,695
Central Japan Railway Co.	8,100	205,919
Chiba Bank Ltd. (a)	6,800	49,126
Chubu Electric Power Co., Inc.	6,400	82,690
Chugai Pharmaceutical Co. Ltd.	1,600	60,627
Concordia Financial Group Ltd.	11,600	53,038
Dai Nippon Printing Co. Ltd.	400	11,840
Daifuku Co. Ltd.	300	6,070
Dai-ichi Life Holdings, Inc.	1,300	27,590
Daiichi Sankyo Co. Ltd.	400	10,986
Daikin Industries Ltd.	100	16,304
Daito Trust Construction Co. Ltd.	100	11,597
Daiwa House Industry Co. Ltd.	600	18,181
Daiwa House REIT Investment Corp.	5	8,927
Daiwa Securities Group, Inc.	2,600	17,504
Denso Corp.	2,400	36,209
Dentsu Group, Inc.	100	2,566
Disco Corp.	100	24,812
East Japan Railway Co.	2,200	126,853
ENEOS Holdings, Inc.	19,700	78,308
FANUC Corp.	100	2,942
Fuji Electric Co. Ltd.	100	4,305
FUJIFILM Holdings Corp.	3,200	192,322
Fujitsu Ltd.	100	15,091
Hamamatsu Photonics KK	1,300	53,483
Hankyu Hanshin Holdings, Inc.	500	15,921
Hirose Electric Co. Ltd.	300	33,973
Hitachi Ltd.	900	64,924
Honda Motor Co. Ltd.	10,800	112,305
Hoya Corp.	600	75,011
Idemitsu Kosan Co. Ltd.	2,500	13,610
Iida Group Holdings Co. Ltd.	200	2,995
Inpex Corp. (a)	1,300	17,562
Isuzu Motors Ltd.	700	9,017

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
ITOCHU Corp. (a)	1,800	$73,632
Japan Airlines Co. Ltd.	500	9,842
Japan Exchange Group, Inc.	1,500	31,739
Japan Metropolitan Fund Invest REIT	2	1,446
Japan Post Bank Co. Ltd.	8,200	83,524
Japan Post Holdings Co. Ltd.	6,600	58,964
Japan Post Insurance Co. Ltd.	1,200	21,314
Japan Real Estate Investment Corp. REIT	1	4,142
Japan Tobacco, Inc. (a)	1,600	41,368
JFE Holdings, Inc.	2,000	31,033
Kajima Corp.	200	3,343
Kansai Electric Power Co., Inc.	1,800	23,901
Kao Corp.	600	24,684
Kawasaki Kisen Kaisha Ltd. (a)	300	12,874
KDDI Corp.	9,200	292,745
Keisei Electric Railway Co. Ltd.	200	9,454
Keyence Corp.	300	132,189
Kintetsu Group Holdings Co. Ltd.	1,100	34,893
Kirin Holdings Co. Ltd.	600	8,793
Kobe Bussan Co. Ltd.	200	5,910
Koei Tecmo Holdings Co. Ltd. (a)	1,060	12,094
Koito Manufacturing Co. Ltd.	200	3,117
Komatsu Ltd.	600	15,696
Kubota Corp.	700	10,539
Kyocera Corp.	13,600	198,530
Lasertec Corp.	200	52,731
LY Corp.	2,500	8,861
M3, Inc.	600	9,929
Marubeni Corp.	2,900	45,841
Mazda Motor Corp.	1,300	14,048
McDonald's Holdings Co. Japan Ltd. (a)	1,100	47,673
MEIJI Holdings Co. Ltd.	700	16,629
MISUMI Group, Inc.	200	3,390
Mitsubishi Chemical Group Corp.	3,100	18,998
Mitsubishi Corp.	5,400	86,317
Mitsubishi Electric Corp.	2,800	39,702
Mitsubishi Estate Co. Ltd.	200	2,756
Mitsubishi Heavy Industries Ltd.	400	23,382
Mitsubishi UFJ Financial Group, Inc.	16,600	142,651
Mitsui & Co. Ltd.	2,000	75,160
Mitsui Chemicals, Inc.	500	14,832
Mitsui Fudosan Co. Ltd.	600	14,717
Mitsui OSK Lines Ltd. (a)	1,300	41,652
Mizuho Financial Group, Inc.	12,740	218,011
MonotaRO Co. Ltd. (a)	700	7,644
MS&AD Insurance Group Holdings, Inc.	600	23,603
Murata Manufacturing Co. Ltd.	1,800	38,214
NEC Corp.	2,200	130,302
Nexon Co. Ltd. (a)	400	7,290
NIDEC Corp.	100	4,040
Nintendo Co. Ltd.	4,900	255,775
Security Description	Shares	Value
Nippon Building Fund, Inc. REIT	1	$4,334
NIPPON EXPRESS HOLDINGS, Inc.	100	5,685
Nippon Paint Holdings Co. Ltd.	400	3,235
Nippon Prologis REIT, Inc.	10	19,251
Nippon Steel Corp. (a)	1,400	32,075
Nippon Telegraph & Telephone Corp.	318,200	388,891
Nippon Yusen KK (a)	1,600	49,607
Nissan Chemical Corp.	100	3,906
Nissan Motor Co. Ltd.	7,700	30,269
Nissin Foods Holdings Co. Ltd.	300	10,472
Nitori Holdings Co. Ltd.	100	13,392
Nitto Denko Corp.	100	7,483
Nomura Holdings, Inc.	3,500	15,832
Nomura Real Estate Holdings, Inc.	200	5,262
Nomura Real Estate Master Fund, Inc. REIT	1	1,170
Nomura Research Institute Ltd.	500	14,545
NTT Data Group Corp.	1,600	22,687
Obic Co. Ltd.	900	155,096
Odakyu Electric Railway Co. Ltd.	1,400	21,361
Oji Holdings Corp.	3,700	14,251
Olympus Corp.	200	2,895
Omron Corp.	100	4,669
Ono Pharmaceutical Co. Ltd.	1,900	33,908
Oracle Corp.	500	38,552
Oriental Land Co. Ltd.	300	11,174
ORIX Corp.	2,300	43,331
Osaka Gas Co. Ltd.	4,200	87,736
Otsuka Corp. (a)	1,400	57,726
Otsuka Holdings Co. Ltd.	1,400	52,522
Pan Pacific International Holdings Corp.	2,900	69,198
Panasonic Holdings Corp.	3,600	35,660
Rakuten Group, Inc. (a)	600	2,673
Recruit Holdings Co. Ltd.	598	25,293
Renesas Electronics Corp. (b)	500	9,040
Resona Holdings, Inc.	5,100	25,920
Ricoh Co. Ltd.	6,300	48,396
SBI Holdings, Inc.	100	2,250
SCSK Corp.	3,200	63,464
Secom Co. Ltd.	1,700	122,454
Seiko Epson Corp.	3,600	53,893
Sekisui Chemical Co. Ltd.	100	1,442
Sekisui House Ltd.	800	17,773
Seven & i Holdings Co. Ltd.	800	31,749
SG Holdings Co. Ltd.	2,600	37,327
Sharp Corp. (b)	800	5,706
Shimadzu Corp.	600	16,777
Shimano, Inc.	200	30,976
Shin-Etsu Chemical Co. Ltd.	4,100	172,079
Shionogi & Co. Ltd.	400	19,288
Shizuoka Financial Group, Inc.	5,700	48,315
SoftBank Corp.	35,100	438,065

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SoftBank Group Corp.	1,100	$49,101
Sompo Holdings, Inc.	500	24,457
Sony Group Corp.	900	85,608
Square Enix Holdings Co. Ltd.	100	3,591
Subaru Corp.	700	12,840
SUMCO Corp. (a)	500	7,499
Sumitomo Chemical Co. Ltd.	4,600	11,224
Sumitomo Corp.	600	13,091
Sumitomo Electric Industries Ltd.	700	8,915
Sumitomo Metal Mining Co. Ltd.	200	6,024
Sumitomo Mitsui Financial Group, Inc.	2,300	112,243
Sumitomo Mitsui Trust Holdings, Inc.	1,000	19,194
Suntory Beverage & Food Ltd. (a)	400	13,193
Suzuki Motor Corp.	300	12,838
Sysmex Corp.	300	16,722
T&D Holdings, Inc.	800	12,714
Taisei Corp.	100	3,420
Takeda Pharmaceutical Co. Ltd.	1,168	33,587
TDK Corp.	500	23,823
Terumo Corp.	200	6,557
TIS, Inc.	1,900	41,873
Tobu Railway Co. Ltd.	1,000	26,876
Toho Co. Ltd.	1,000	33,828
Tokio Marine Holdings, Inc.	1,600	40,051
Tokyo Electric Power Co. Holdings, Inc. (b)	6,000	31,430
Tokyo Electron Ltd.	1,000	179,139
Tokyo Gas Co. Ltd.	900	20,671
Tokyu Corp. (a)	900	10,987
TOPPAN Holdings, Inc.	600	16,747
Toray Industries, Inc.	3,000	15,600
Tosoh Corp.	300	3,832
TOTO Ltd.	200	5,267
Toyota Industries Corp.	100	8,157
Toyota Motor Corp.	12,000	220,499
Toyota Tsusho Corp.	500	29,465
Trend Micro, Inc.	200	10,708
Unicharm Corp.	200	7,232
USS Co. Ltd.	2,600	52,302
West Japan Railway Co.	300	12,515
Yakult Honsha Co. Ltd.	200	4,493
Yamaha Motor Co. Ltd. (a)	600	5,360
Yamato Holdings Co. Ltd.	1,700	31,418
ZOZO, Inc.	100	2,252
		8,223,740
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	386	8,803
LUXEMBOURG — 0.1%
ArcelorMittal SA	1,950	55,305
Eurofins Scientific SE	248	16,158
		71,463
Security Description	Shares	Value
MACAU — 0.0% (c)
Galaxy Entertainment Group Ltd.	1,000	$5,603
NETHERLANDS — 1.8%
ABN AMRO Bank NV GDR (d)	1,701	25,536
Adyen NV (b) (d)	40	51,547
Aegon Ltd.	5,088	29,496
Akzo Nobel NV	38	3,141
ASM International NV	83	43,088
ASML Holding NV	1,034	778,643
ASR Nederland NV	84	3,962
BE Semiconductor Industries NV	140	21,102
EXOR NV	213	21,294
Heineken Holding NV	82	6,939
Heineken NV	136	13,812
ING Groep NV	6,329	94,565
JDE Peet's NV	705	18,971
Koninklijke Ahold Delhaize NV	5,765	165,672
Koninklijke KPN NV	40,859	140,731
Koninklijke Philips NV	1,115	25,970
NN Group NV	798	31,514
OCI NV	419	12,145
Randstad NV	150	9,398
Shell PLC	7,941	260,318
Universal Music Group NV	1,537	43,821
Wolters Kluwer NV	684	97,243
		1,898,908
NEW ZEALAND — 0.1%
Auckland International Airport Ltd.	2,163	12,052
Fisher & Paykel Healthcare Corp. Ltd.	624	9,324
Spark New Zealand Ltd.	19,588	64,243
		85,619
NORWAY — 0.2%
Aker BP ASA	568	16,527
DNB Bank ASA	1,046	22,247
Equinor ASA	2,633	83,522
Gjensidige Forsikring ASA	866	15,989
Mowi ASA	377	6,756
Norsk Hydro ASA	808	5,442
Orkla ASA	425	3,299
Salmar ASA	42	2,354
Telenor ASA	7,421	85,202
		241,338
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	1,201	6,043
Galp Energia SGPS SA	1,066	15,709
Jeronimo Martins SGPS SA	860	21,888
		43,640
SINGAPORE — 0.7%
CapitaLand Ascendas REIT	7,700	17,687
CapitaLand Integrated Commercial Trust REIT	10,032	15,667

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
CapitaLand Investment Ltd.	6,200	$14,852
DBS Group Holdings Ltd.	3,921	99,311
Keppel Corp. Ltd.	2,600	13,935
Mapletree Logistics Trust REIT	151	199
Mapletree Pan Asia Commercial Trust REIT	200	238
Oversea-Chinese Banking Corp. Ltd.	10,104	99,577
Seatrium Ltd. (b)	43,953	3,932
Singapore Airlines Ltd.	2,750	13,676
Singapore Exchange Ltd.	11,900	88,679
Singapore Technologies Engineering Ltd.	4,500	13,270
Singapore Telecommunications Ltd.	93,642	175,344
STMicroelectronics NV	1,526	76,269
United Overseas Bank Ltd.	2,400	51,763
UOL Group Ltd. (a)	2,600	12,378
		696,777
SOUTH AFRICA — 0.1%
Anglo American PLC	2,280	57,276
SPAIN — 1.1%
ACS Actividades de Construccion y Servicios SA	699	31,010
Aena SME SA (d)	202	36,617
Amadeus IT Group SA	253	18,133
Banco Bilbao Vizcaya Argentaria SA	9,918	90,123
Banco Santander SA	35,502	148,222
CaixaBank SA	8,445	34,759
Cellnex Telecom SA (b) (d)	437	17,214
Enagas SA (a)	2,471	41,667
Endesa SA (a)	107	2,182
Grifols SA (b)	304	5,190
Iberdrola SA	5,215	68,380
Industria de Diseno Textil SA	6,518	283,900
Naturgy Energy Group SA (a)	925	27,589
Redeia Corp. SA	4,688	77,213
Repsol SA (a)	3,909	58,078
Telefonica SA (a)	59,893	233,812
		1,174,089
SWEDEN — 0.7%
Assa Abloy AB Class B	343	9,880
Atlas Copco AB Class A	5,708	98,297
Atlas Copco AB Class B	4,169	61,804
Boliden AB	538	16,789
Epiroc AB Class A	1,786	35,834
Epiroc AB Class B	418	7,317
EQT AB (a)	161	4,553
Essity AB Class B	457	11,337
Evolution AB (d)	346	41,275
H & M Hennes & Mauritz AB Class B (a)	717	12,566
Hexagon AB Class B	1,321	15,854
Industrivarden AB Class A	29	946
Security Description	Shares	Value
Industrivarden AB Class C (a)	562	$18,308
Investor AB Class B	2,867	66,427
Nibe Industrier AB Class B	1,013	7,117
Sandvik AB	2,344	50,728
Securitas AB Class B	98	959
Skandinaviska Enskilda Banken AB Class A	1,156	15,921
Skanska AB Class B	632	11,435
SKF AB Class B	607	12,125
Svenska Cellulosa AB SCA Class B	1	15
Svenska Handelsbanken AB Class A	1,713	18,604
Swedbank AB Class A	1,694	34,173
Tele2 AB Class B	569	4,886
Telefonaktiebolaget LM Ericsson Class B	4,517	28,287
Telia Co. AB	9,265	23,655
Volvo AB Class A	896	23,738
Volvo AB Class B	2,257	58,609
Volvo Car AB Class B (b)	941	3,040
		694,479
SWITZERLAND — 2.9%
ABB Ltd.	2,914	129,142
Adecco Group AG	426	20,889
Alcon, Inc.	223	17,392
Baloise Holding AG	30	4,698
Banque Cantonale Vaudoise	319	41,123
Barry Callebaut AG	2	3,372
BKW AG	238	42,275
Chocoladefabriken Lindt & Spruengli AG	1	11,988
Cie Financiere Richemont SA Class A	186	25,580
Clariant AG	61	900
DSM-Firmenich AG	100	10,163
EMS-Chemie Holding AG	85	68,776
Geberit AG	116	74,287
Givaudan SA	19	78,650
Helvetia Holding AG	166	22,859
Julius Baer Group Ltd.	121	6,779
Kuehne & Nagel International AG	639	220,023
Logitech International SA	968	91,734
Lonza Group AG	31	13,028
Novartis AG	8,727	880,010
Partners Group Holding AG	64	92,238
Sandoz Group AG (b)	660	21,220
Schindler Holding AG (e)	260	64,965
Schindler Holding AG (e)	153	36,266
SGS SA	727	62,659
Sika AG	252	81,949
Sonova Holding AG	121	39,449
Straumann Holding AG	178	28,678
Swatch Group AG Bearer Shares	104	28,247
Swiss Life Holding AG	40	27,755
Swiss Prime Site AG	822	87,752

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Swisscom AG	354	$212,825
Temenos AG	78	7,249
UBS Group AG	3,471	107,637
VAT Group AG (d)	47	23,538
Zurich Insurance Group AG	645	336,888
		3,022,983
UNITED KINGDOM — 2.7%
3i Group PLC	1,412	43,578
abrdn PLC	4,232	9,638
Admiral Group PLC	565	19,332
Ashtead Group PLC	356	24,788
AstraZeneca PLC	3,177	429,304
AstraZeneca PLC ADR	62	4,176
Auto Trader Group PLC (d)	1,271	11,689
Aviva PLC	3,776	20,925
BAE Systems PLC	2,512	35,562
Barclays PLC	46,913	91,968
Barratt Developments PLC	1,170	8,391
Berkeley Group Holdings PLC	184	10,996
BP PLC	20,491	121,767
British American Tobacco PLC	1,196	34,999
British American Tobacco PLC ADR (a)	1,484	43,466
BT Group PLC (a)	15,272	24,063
Bunzl PLC	635	25,823
Burberry Group PLC	578	10,434
Centrica PLC	7,042	12,626
CK Hutchison Holdings Ltd.	7,500	40,196
CNH Industrial NV	1,547	18,935
Coca-Cola Europacific Partners PLC	31	2,069
Compass Group PLC	1,289	35,263
Croda International PLC	228	14,678
DCC PLC	47	3,462
Diageo PLC	4,764	173,449
Entain PLC	187	2,370
Halma PLC	896	26,088
Hargreaves Lansdown PLC	1,170	10,948
HSBC Holdings PLC	29,181	236,406
Imperial Brands PLC	3,101	71,414
Informa PLC	1,262	12,568
Intertek Group PLC	381	20,623
J Sainsbury PLC	5,434	20,962
JD Sports Fashion PLC	4,029	8,523
Kingfisher PLC	3,874	12,016
Land Securities Group PLC REIT	1,018	9,147
Legal & General Group PLC	5,381	17,225
Lloyds Banking Group PLC	140,447	85,421
London Stock Exchange Group PLC	102	12,059
M&G PLC	7,194	20,396
National Grid PLC	3,095	41,743
NatWest Group PLC	10,434	29,183
Next PLC	306	31,667
Pearson PLC	379	4,659
Persimmon PLC	859	15,210
Security Description	Shares	Value
Reckitt Benckiser Group PLC	1,435	$99,150
RELX PLC	3,869	153,391
Rentokil Initial PLC	1,407	7,906
Rolls-Royce Holdings PLC (b)	1,802	6,885
Sage Group PLC	1,154	17,249
Schroders PLC	1,129	6,187
Severn Trent PLC	553	18,181
Smith & Nephew PLC	379	5,211
Spirax-Sarco Engineering PLC	182	24,373
SSE PLC	1,028	24,323
St. James's Place PLC	1,431	12,471
Standard Chartered PLC	6,509	55,312
Taylor Wimpey PLC	2,334	4,375
Tesco PLC	7,715	28,571
Unilever PLC	5,650	273,699
United Utilities Group PLC	1,138	15,370
Vodafone Group PLC	96,449	84,297
Whitbread PLC	77	3,589
WPP PLC	873	8,380
		2,809,125
UNITED STATES — 67.4%
3M Co.	1,780	194,590
A O Smith Corp.	329	27,123
Abbott Laboratories	934	102,805
AbbVie, Inc.	2,381	368,984
Accenture PLC Class A	2,236	784,635
Adobe, Inc. (b)	945	563,787
Advanced Micro Devices, Inc. (b)	383	56,458
AES Corp.	510	9,818
Aflac, Inc.	1,286	106,095
Agilent Technologies, Inc.	539	74,937
Air Products & Chemicals, Inc.	62	16,976
Akamai Technologies, Inc. (b)	1,342	158,826
Albemarle Corp. (a)	258	37,276
Albertsons Cos., Inc. Class A	708	16,284
Alexandria Real Estate Equities, Inc. REIT	34	4,310
Align Technology, Inc. (b)	40	10,960
Allegion PLC	160	20,270
Alliant Energy Corp.	411	21,084
Allstate Corp.	612	85,668
Ally Financial, Inc.	805	28,111
Alphabet, Inc. Class A (b)	8,264	1,154,398
Alphabet, Inc. Class C (b)	7,156	1,008,495
Altria Group, Inc.	843	34,007
Amazon.com, Inc. (b)	2,405	365,416
Amcor PLC	10,606	102,242
Amcor PLC CDI	1,350	13,090
Ameren Corp.	917	66,336
American Electric Power Co., Inc.	1,812	147,171
American Express Co.	291	54,516
American Financial Group, Inc.	233	27,701
American International Group, Inc.	1,124	76,151
American Tower Corp. REIT	121	26,121

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
American Water Works Co., Inc.	270	$35,637
Ameriprise Financial, Inc.	259	98,376
Amgen, Inc.	965	277,939
Amphenol Corp. Class A	3,262	323,362
Analog Devices, Inc.	266	52,817
Annaly Capital Management, Inc. REIT	1,144	22,159
Aon PLC Class A	494	143,764
APA Corp.	44	1,579
Apollo Global Management, Inc.	111	10,344
Apple, Inc.	12,063	2,322,489
Applied Materials, Inc.	2,103	340,833
Aptiv PLC (b)	152	13,637
Arch Capital Group Ltd. (b)	373	27,703
Archer-Daniels-Midland Co.	666	48,099
Arista Networks, Inc. (b)	552	130,002
Arthur J Gallagher & Co.	645	145,048
Aspen Technology, Inc. (b)	150	33,022
Assurant, Inc.	382	64,363
AT&T, Inc.	20,133	337,832
Atmos Energy Corp.	114	13,213
Autodesk, Inc. (b)	38	9,252
Automatic Data Processing, Inc.	1,107	257,898
AutoZone, Inc. (b)	109	281,831
AvalonBay Communities, Inc. REIT	75	14,042
Avantor, Inc. (b)	160	3,653
Avery Dennison Corp.	175	35,378
Baker Hughes Co.	753	25,738
Ball Corp.	130	7,478
Bank of America Corp.	11,806	397,508
Bank of New York Mellon Corp.	896	46,637
Bath & Body Works, Inc.	240	10,358
Baxter International, Inc.	605	23,389
Becton Dickinson & Co.	481	117,282
Berkshire Hathaway, Inc. Class B (b)	1,867	665,884
Best Buy Co., Inc.	865	67,712
Biogen, Inc. (b)	113	29,241
BioMarin Pharmaceutical, Inc. (b)	1,210	116,668
Bio-Rad Laboratories, Inc. Class A (b)	41	13,238
BlackRock, Inc.	311	252,470
Blackstone, Inc.	245	32,075
Block, Inc. (b)	122	9,437
Boeing Co. (b)	96	25,023
Booking Holdings, Inc. (b)	8	28,378
Booz Allen Hamilton Holding Corp.	1,204	154,004
BorgWarner, Inc.	410	14,698
Boston Properties, Inc. REIT	34	2,386
Boston Scientific Corp. (b)	442	25,552
Bristol-Myers Squibb Co.	5,597	287,182
Broadcom, Inc.	840	937,650
Broadridge Financial Solutions, Inc.	125	25,719
Brown & Brown, Inc.	1,571	111,714
Security Description	Shares	Value
Brown-Forman Corp. Class B	745	$42,539
Builders FirstSource, Inc. (b)	344	57,427
Bunge Global SA	262	26,449
Burlington Stores, Inc. (b)	45	8,752
Cadence Design Systems, Inc. (b)	586	159,609
Camden Property Trust REIT	114	11,319
Campbell Soup Co.	2,382	102,974
Capital One Financial Corp.	722	94,669
Cardinal Health, Inc.	622	62,698
Carlisle Cos., Inc.	79	24,682
CarMax, Inc. (b)	185	14,197
Carnival Corp. (b)	361	6,693
Carrier Global Corp.	588	33,781
Catalent, Inc. (b)	126	5,661
Caterpillar, Inc.	1,049	310,158
Cboe Global Markets, Inc.	1,216	217,129
CBRE Group, Inc. Class A (b)	385	35,840
CDW Corp.	186	42,282
Celanese Corp.	172	26,724
Cencora, Inc.	2,258	463,748
Centene Corp. (b)	957	71,019
CenterPoint Energy, Inc.	138	3,943
CF Industries Holdings, Inc.	2,034	161,703
CH Robinson Worldwide, Inc.	1,793	154,897
Charles Schwab Corp.	697	47,954
Charter Communications, Inc. Class A (b)	124	48,196
Cheniere Energy, Inc.	155	26,460
Chesapeake Energy Corp. (a)	294	22,620
Chevron Corp.	1,951	291,011
Chipotle Mexican Grill, Inc. (b)	49	112,061
Chubb Ltd.	1,115	251,990
Church & Dwight Co., Inc.	2,108	199,332
Cigna Group	471	141,041
Cincinnati Financial Corp.	258	26,693
Cintas Corp.	234	141,022
Cisco Systems, Inc.	20,247	1,022,878
Citigroup, Inc.	5,976	307,405
Citizens Financial Group, Inc.	987	32,709
Cleveland-Cliffs, Inc. (b)	1,250	25,525
Clorox Co.	110	15,685
CME Group, Inc.	736	155,002
CMS Energy Corp.	789	45,817
Coca-Cola Co.	9,734	573,625
Cognizant Technology Solutions Corp. Class A	2,843	214,732
Coinbase Global, Inc. Class A (b)	49	8,522
Colgate-Palmolive Co.	2,350	187,318
Comcast Corp. Class A	4,214	184,784
Conagra Brands, Inc.	1,600	45,856
ConocoPhillips	2,598	301,550
Consolidated Edison, Inc.	4,207	382,711
Constellation Brands, Inc. Class A	32	7,736
Constellation Energy Corp.	204	23,846

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Cooper Cos., Inc.	51	$19,300
Copart, Inc. (b)	1,904	93,296
Corning, Inc.	631	19,214
Corteva, Inc.	840	40,253
Costco Wholesale Corp.	992	654,799
Coterra Energy, Inc.	939	23,963
CRH PLC	543	37,449
Crown Castle, Inc. REIT	242	27,876
Crown Holdings, Inc.	40	3,684
CSL Ltd.	144	28,166
CSX Corp.	3,532	122,454
Cummins, Inc.	412	98,703
CVS Health Corp.	2,537	200,322
Danaher Corp.	371	85,827
Darden Restaurants, Inc.	143	23,495
Darling Ingredients, Inc. (b)	134	6,679
DaVita, Inc. (b)	84	8,800
Deckers Outdoor Corp. (b)	46	30,748
Deere & Co.	131	52,383
Dell Technologies, Inc. Class C	337	25,780
Delta Air Lines, Inc.	319	12,833
Devon Energy Corp.	1,616	73,205
Diamondback Energy, Inc.	82	12,717
Dick's Sporting Goods, Inc.	148	21,749
Digital Realty Trust, Inc. REIT	106	14,265
Discover Financial Services	268	30,123
Dollar General Corp.	285	38,746
Dollar Tree, Inc. (b)	229	32,529
Dominion Energy, Inc.	1,652	77,644
Domino's Pizza, Inc.	236	97,286
Dover Corp.	145	22,302
Dow, Inc.	769	42,172
DR Horton, Inc.	871	132,375
DTE Energy Co.	260	28,668
Duke Energy Corp.	3,458	335,564
DuPont de Nemours, Inc.	429	33,003
Eastman Chemical Co.	45	4,042
Eaton Corp. PLC	168	40,458
eBay, Inc.	345	15,049
Ecolab, Inc.	89	17,653
Edison International	418	29,883
Edwards Lifesciences Corp. (b)	1,204	91,805
Electronic Arts, Inc.	1,324	181,136
Elevance Health, Inc.	294	138,639
Eli Lilly & Co.	1,957	1,140,774
Emerson Electric Co.	534	51,974
Enphase Energy, Inc. (b)	10	1,321
Entergy Corp.	202	20,440
EOG Resources, Inc.	349	42,212
EPAM Systems, Inc. (b)	112	33,302
EQT Corp.	742	28,686
Equinix, Inc. REIT	24	19,329
Equitable Holdings, Inc.	328	10,922
Equity LifeStyle Properties, Inc. REIT	184	12,979
Equity Residential REIT	385	23,547
Security Description	Shares	Value
Erie Indemnity Co. Class A	355	$118,897
Essential Utilities, Inc.	214	7,993
Essex Property Trust, Inc. REIT	45	11,157
Estee Lauder Cos., Inc. Class A	182	26,617
Etsy, Inc. (b)	36	2,918
Everest Group Ltd.	149	52,683
Evergy, Inc.	1,044	54,497
Eversource Energy	653	40,303
Exelon Corp.	829	29,761
Expedia Group, Inc. (b)	24	3,643
Expeditors International of Washington, Inc.	2,135	271,572
Experian PLC	506	20,654
Extra Space Storage, Inc. REIT	127	20,362
Exxon Mobil Corp.	3,876	387,522
F5, Inc. (b)	796	142,468
FactSet Research Systems, Inc.	70	33,393
Fair Isaac Corp. (b)	8	9,312
Fastenal Co.	1,433	92,815
FedEx Corp.	272	68,808
Ferguson PLC	529	101,729
Ferrovial SE	314	11,453
Fidelity National Financial, Inc.	530	27,041
Fidelity National Information Services, Inc.	474	28,473
Fifth Third Bancorp	971	33,490
First Solar, Inc. (b)	20	3,446
FirstEnergy Corp.	479	17,560
Fiserv, Inc. (b)	485	64,427
FleetCor Technologies, Inc. (b)	37	10,457
FMC Corp.	232	14,628
Ford Motor Co.	10,520	128,239
Fortinet, Inc. (b)	1,801	105,413
Fortive Corp.	1	74
Fortune Brands Innovations, Inc.	223	16,979
Fox Corp. Class A	109	3,234
Fox Corp. Class B	304	8,406
Franklin Resources, Inc.	302	8,997
Freeport-McMoRan, Inc.	573	24,393
Garmin Ltd.	345	44,346
GE HealthCare Technologies, Inc.	828	64,021
Gen Digital, Inc.	6,408	146,231
General Dynamics Corp.	455	118,150
General Electric Co.	496	63,304
General Mills, Inc.	4,896	318,925
General Motors Co.	5,462	196,195
Genuine Parts Co.	225	31,162
Gilead Sciences, Inc.	5,252	425,465
Global Payments, Inc.	176	22,352
Globe Life, Inc.	310	37,733
Goldman Sachs Group, Inc.	411	158,551
Graco, Inc.	148	12,840
GSK PLC	11,308	209,053
Haleon PLC	3,900	15,992
Halliburton Co.	447	16,159

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	669	$53,774
Hasbro, Inc.	109	5,566
HCA Healthcare, Inc.	151	40,873
Healthpeak Properties, Inc. REIT	234	4,633
HEICO Corp.	83	14,846
Henry Schein, Inc. (b)	619	46,864
Hershey Co.	1,895	353,304
Hess Corp.	31	4,469
Hewlett Packard Enterprise Co.	1,862	31,617
HF Sinclair Corp.	344	19,116
Holcim AG	569	44,633
Hologic, Inc. (b)	260	18,577
Home Depot, Inc.	962	333,381
Honeywell International, Inc.	1,368	286,883
Hormel Foods Corp.	3,650	117,201
Howmet Aerospace, Inc.	183	9,904
HP, Inc.	1,114	33,520
Hubbell, Inc.	82	26,972
Humana, Inc.	571	261,410
Huntington Bancshares, Inc.	2,117	26,928
Huntington Ingalls Industries, Inc.	82	21,290
IDEX Corp.	235	51,021
IDEXX Laboratories, Inc. (b)	164	91,028
Illinois Tool Works, Inc.	637	166,856
Illumina, Inc. (b)	37	5,152
Incyte Corp. (b)	2,258	141,780
Intel Corp.	4,297	215,924
Intercontinental Exchange, Inc.	305	39,171
International Business Machines Corp.	3,088	505,042
International Flavors & Fragrances, Inc.	143	11,579
International Paper Co.	457	16,521
Interpublic Group of Cos., Inc.	757	24,708
Intuit, Inc.	57	35,627
Intuitive Surgical, Inc. (b)	584	197,018
J M Smucker Co.	1,274	161,008
Jabil, Inc.	102	12,995
Jack Henry & Associates, Inc.	504	82,359
Jacobs Solutions, Inc.	10	1,298
James Hardie Industries PLC CDI (b)	633	24,400
Jazz Pharmaceuticals PLC (b)	62	7,626
JB Hunt Transport Services, Inc.	151	30,161
Johnson & Johnson	8,250	1,293,105
Johnson Controls International PLC	599	34,526
JPMorgan Chase & Co.	3,163	538,026
Juniper Networks, Inc.	3,930	115,856
Kellanova	3,345	187,019
Kenvue, Inc.	1,350	29,065
Keurig Dr Pepper, Inc.	4,714	157,070
KeyCorp	2,247	32,357
Keysight Technologies, Inc. (b)	1,606	255,499
Kimberly-Clark Corp.	917	111,425
Security Description	Shares	Value
Kinder Morgan, Inc.	1,977	$34,874
KKR & Co., Inc.	290	24,026
KLA Corp.	264	153,463
Knight-Swift Transportation Holdings, Inc.	214	12,337
Kraft Heinz Co.	6,909	255,495
Kroger Co.	6,054	276,728
L3Harris Technologies, Inc.	121	25,485
Laboratory Corp. of America Holdings	149	33,866
Lam Research Corp.	357	279,624
Lamb Weston Holdings, Inc.	10	1,081
Las Vegas Sands Corp.	83	4,084
Lear Corp.	107	15,109
Leidos Holdings, Inc.	26	2,814
Lennar Corp. Class A	576	85,847
Lennox International, Inc.	70	31,326
Liberty Broadband Corp. Class C (b)	183	14,748
Liberty Media Corp.-Liberty Formula One Class C (b)	10	631
Liberty Media Corp.-Liberty SiriusXM Class C (b)	88	2,533
Linde PLC	114	46,821
LKQ Corp.	253	12,091
Lockheed Martin Corp.	949	430,125
Loews Corp.	1,661	115,589
Lowe's Cos., Inc.	312	69,436
LPL Financial Holdings, Inc.	164	37,330
Lululemon Athletica, Inc. (b)	280	143,161
LyondellBasell Industries NV Class A	535	50,868
M&T Bank Corp.	221	30,295
Manhattan Associates, Inc. (b)	110	23,685
Marathon Oil Corp.	606	14,641
Marathon Petroleum Corp.	1,227	182,038
Markel Group, Inc. (b)	77	109,332
MarketAxess Holdings, Inc.	94	27,528
Marsh & McLennan Cos., Inc.	2,607	493,948
Martin Marietta Materials, Inc.	24	11,974
Marvell Technology, Inc.	211	12,725
Mastercard, Inc. Class A	1,634	696,917
Match Group, Inc. (b)	112	4,088
McCormick & Co., Inc.	474	32,431
McDonald's Corp.	1,506	446,544
McKesson Corp.	840	388,903
Medtronic PLC	1,217	100,256
Merck & Co., Inc.	5,772	629,263
Meta Platforms, Inc. Class A (b)	4,252	1,505,038
MetLife, Inc.	794	52,507
MGM Resorts International (b)	182	8,132
Microchip Technology, Inc.	950	85,671
Micron Technology, Inc.	808	68,955
Microsoft Corp.	6,419	2,413,801
Moderna, Inc. (b)	495	49,228
Molina Healthcare, Inc. (b)	140	50,583

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Molson Coors Beverage Co. Class B	190	$11,630
Mondelez International, Inc. Class A	2,327	168,545
Monolithic Power Systems, Inc.	91	57,401
Monster Beverage Corp. (b)	1,744	100,472
Moody's Corp.	74	28,901
Morgan Stanley	1,152	107,424
Mosaic Co.	787	28,120
Motorola Solutions, Inc.	1,508	472,140
Nestle SA	8,385	971,451
NetApp, Inc.	354	31,209
Netflix, Inc. (b)	148	72,058
Neurocrine Biosciences, Inc. (b)	964	127,017
Newmont Corp.	1,851	76,613
Newmont Corp. CDI	302	12,517
News Corp. Class A	60	1,473
NextEra Energy, Inc.	942	57,217
NIKE, Inc. Class B	2,649	287,602
NiSource, Inc.	101	2,682
Nordson Corp.	76	20,076
Norfolk Southern Corp.	182	43,021
Northern Trust Corp.	114	9,619
Northrop Grumman Corp.	646	302,418
NRG Energy, Inc.	484	25,023
Nucor Corp.	339	59,000
NVIDIA Corp.	3,449	1,708,014
NVR, Inc. (b)	7	49,003
Occidental Petroleum Corp.	488	29,138
Okta, Inc. (b)	10	905
Old Dominion Freight Line, Inc.	236	95,658
Omnicom Group, Inc.	478	41,352
ON Semiconductor Corp. (b)	115	9,606
ONEOK, Inc.	190	13,342
Oracle Corp.	1,663	175,330
O'Reilly Automotive, Inc. (b)	209	198,567
Otis Worldwide Corp.	165	14,763
Ovintiv, Inc.	262	11,507
Owens Corning	157	23,272
PACCAR, Inc.	312	30,467
Packaging Corp. of America	184	29,975
Palo Alto Networks, Inc. (b)	27	7,962
Paramount Global Class B	1,500	22,185
Parker-Hannifin Corp.	32	14,742
Paychex, Inc.	1,021	121,611
Paycom Software, Inc.	120	24,806
Paylocity Holding Corp. (b)	46	7,583
PayPal Holdings, Inc. (b)	492	30,214
Pentair PLC	279	20,286
PepsiCo, Inc.	5,485	931,572
Pfizer, Inc.	19,470	560,541
PG&E Corp.	1,736	31,300
Philip Morris International, Inc.	670	63,034
Phillips 66	999	133,007
Pioneer Natural Resources Co.	178	40,029
Security Description	Shares	Value
PNC Financial Services Group, Inc.	524	$81,141
Pool Corp.	100	39,871
PPG Industries, Inc.	223	33,350
PPL Corp.	782	21,192
Principal Financial Group, Inc.	579	45,550
Procter & Gamble Co.	6,442	944,011
Progressive Corp.	1,545	246,088
Prologis, Inc. REIT	415	55,319
Prudential Financial, Inc.	308	31,943
PTC, Inc. (b)	250	43,740
Public Service Enterprise Group, Inc.	266	16,266
Public Storage REIT	419	127,795
PulteGroup, Inc.	731	75,454
Qiagen NV (b)	554	24,112
Qorvo, Inc. (b)	78	8,784
QUALCOMM, Inc.	2,796	404,385
Quanta Services, Inc.	10	2,158
Quest Diagnostics, Inc.	723	99,687
Raymond James Financial, Inc.	189	21,073
Realty Income Corp. REIT	274	15,733
Regeneron Pharmaceuticals, Inc. (b)	483	424,214
Regions Financial Corp.	1,510	29,264
Reliance Steel & Aluminum Co.	118	33,002
Republic Services, Inc.	2,713	447,401
ResMed, Inc.	291	50,058
Revvity, Inc.	76	8,308
Rivian Automotive, Inc. Class A (a) (b)	270	6,334
Robert Half, Inc.	312	27,431
Roche Holding AG	3,290	955,748
Roche Holding AG Bearer Shares	211	65,532
Rockwell Automation, Inc.	205	63,648
Rollins, Inc.	1,671	72,973
Roper Technologies, Inc.	965	526,089
Ross Stores, Inc.	222	30,723
Royal Caribbean Cruises Ltd. (b)	35	4,532
Royalty Pharma PLC Class A	10	281
RTX Corp.	973	81,868
S&P Global, Inc.	122	53,743
Salesforce, Inc. (b)	219	57,628
Sanofi SA	2,457	243,620
SBA Communications Corp. REIT	56	14,207
Schlumberger NV	536	27,893
Schneider Electric SE	304	61,044
Seagate Technology Holdings PLC	175	14,940
SEI Investments Co.	296	18,811
Sempra	394	29,444
Sherwin-Williams Co.	111	34,621
Simon Property Group, Inc. REIT	197	28,100
Sirius XM Holdings, Inc. (a)	1,086	5,940
Skyworks Solutions, Inc.	386	43,394

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Snap-on, Inc.	183	$52,858
Southern Co.	5,753	403,400
Southwest Airlines Co.	114	3,292
Stanley Black & Decker, Inc.	274	26,879
Starbucks Corp.	349	33,507
State Street Corp. (f)	414	32,068
Steel Dynamics, Inc.	468	55,271
Stellantis NV (e)	3,282	76,660
Stellantis NV (e)	2,807	65,581
Stryker Corp.	126	37,732
Super Micro Computer, Inc. (b)	100	28,426
Swiss Re AG	357	40,109
Synchrony Financial	675	25,778
Synopsys, Inc. (b)	261	134,392
Sysco Corp.	371	27,131
T Rowe Price Group, Inc.	643	69,245
Take-Two Interactive Software, Inc. (b)	84	13,520
Target Corp.	570	81,179
TE Connectivity Ltd.	497	69,828
Teledyne Technologies, Inc. (b)	110	49,092
Tenaris SA	342	5,948
Teradyne, Inc.	468	50,787
Tesla, Inc. (b)	297	73,799
Texas Instruments, Inc.	3,283	559,620
Texas Pacific Land Corp.	16	25,159
Textron, Inc.	152	12,224
Thermo Fisher Scientific, Inc.	122	64,756
TJX Cos., Inc.	3,069	287,903
T-Mobile U.S., Inc.	2,595	416,056
Toro Co.	162	15,550
Tractor Supply Co.	260	55,908
Tradeweb Markets, Inc. Class A	94	8,543
Trane Technologies PLC	523	127,560
TransUnion	10	687
Travelers Cos., Inc.	1,256	239,255
Truist Financial Corp.	2,806	103,598
Twilio, Inc. Class A (b)	100	7,587
Tyler Technologies, Inc. (b)	31	12,962
Tyson Foods, Inc. Class A	997	53,589
U.S. Bancorp	2,259	97,770
Uber Technologies, Inc. (b)	123	7,573
UDR, Inc. REIT	312	11,946
U-Haul Holding Co.	378	26,626
Ulta Beauty, Inc. (b)	185	90,648
Union Pacific Corp.	1,225	300,884
United Parcel Service, Inc. Class B	1,733	272,480
United Rentals, Inc.	48	27,524
United Therapeutics Corp. (b)	254	55,852
UnitedHealth Group, Inc.	2,655	1,397,778
Universal Health Services, Inc. Class B	165	25,153
Valero Energy Corp.	596	77,480
Veeva Systems, Inc. Class A (b)	252	48,515
Ventas, Inc. REIT	203	10,118
Security Description	Shares	Value
Veralto Corp.	392	$32,246
VeriSign, Inc. (b)	741	152,616
Verisk Analytics, Inc.	347	82,884
Verizon Communications, Inc.	16,228	611,796
Vertex Pharmaceuticals, Inc. (b)	1,084	441,069
VF Corp.	404	7,595
Viatris, Inc.	3,280	35,522
VICI Properties, Inc. REIT	20	638
Visa, Inc. Class A	4,704	1,224,686
Vistra Corp.	390	15,023
Vulcan Materials Co.	24	5,448
W R Berkley Corp.	1,671	118,173
Walgreens Boots Alliance, Inc.	3,107	81,124
Walmart, Inc.	3,571	562,968
Walt Disney Co.	1,026	92,638
Warner Bros Discovery, Inc. (b)	6,254	71,171
Waste Connections, Inc.	1,563	233,309
Waste Management, Inc.	2,987	534,972
Waters Corp. (b)	51	16,791
Watsco, Inc.	46	19,710
WEC Energy Group, Inc.	2,119	178,356
Wells Fargo & Co.	5,521	271,744
Welltower, Inc. REIT	189	17,042
West Pharmaceutical Services, Inc.	155	54,579
Western Digital Corp. (b)	383	20,058
Westrock Co.	539	22,379
Weyerhaeuser Co. REIT	138	4,798
Williams Cos., Inc.	3,730	129,916
Willis Towers Watson PLC	239	57,647
WP Carey, Inc. REIT	158	10,240
WW Grainger, Inc.	127	105,244
Xcel Energy, Inc.	4,144	256,555
Yum! Brands, Inc.	1,135	148,299
Zebra Technologies Corp. Class A (b)	136	37,173
Zimmer Biomet Holdings, Inc.	114	13,874
Zoetis, Inc.	997	196,778
Zoom Video Communications, Inc. Class A (b)	43	3,092
		70,622,864
ZAMBIA — 0.0% (c)
First Quantum Minerals Ltd.	905	7,447
TOTAL COMMON STOCKS (Cost $83,875,160)		104,373,363

PREFERRED STOCKS — 0.0% (c)
GERMANY — 0.0% (c)
Dr Ing hc F Porsche AG 1.26% (d) (Cost $26,747)	227	20,036

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (c)
CANADA — 0.0% (c)
Constellation Software, Inc. (expiring 03/31/40) (a) (b) (g) (Cost $0)	61	$—
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (h) (i)	131,289	131,341
State Street Navigator Securities Lending Portfolio II (f) (j)	2,485,334	2,485,334
TOTAL SHORT-TERM INVESTMENTS (Cost $2,616,682)		2,616,675
TOTAL INVESTMENTS — 102.1% (Cost $86,518,589)		107,010,074
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(2,220,681)
NET ASSETS — 100.0%		$104,789,393
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2023.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$104,372,004	$1,359	$—	$104,373,363
Preferred Stocks	20,036	—	—	20,036
Warrants	—	—	0(a)	—
Short-Term Investments	2,616,675	—	—	2,616,675
TOTAL INVESTMENTS	$107,008,715	$1,359	$0	$107,010,074
(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2023.
See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	19.7%
Financials	15.5
Health Care	15.3
Industrials	11.3
Consumer Staples	9.7
Communication Services	9.4
Consumer Discretionary	7.1
Materials	3.7
Utilities	3.6
Energy	3.3
Real Estate	1.0
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	370	$24,775	$3,037	$—	$—	$4,256	414	$32,068	$286
State Street Institutional Liquid Reserves Fund, Premier Class	139,180	139,208	2,564,051	2,571,830	(87)	(1)	131,289	131,341	3,194
State Street Navigator Securities Lending Portfolio II	2,667,879	2,667,879	4,399,566	4,582,111	—	—	2,485,334	2,485,334	3,455
Total		$2,831,862	$6,966,654	$7,153,941	$(87)	$4,255		$2,648,743	$6,935
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 0.8%
APA Group Stapled Security (a)	309,891	$1,805,818
CANADA — 22.2%
Allied Properties Real Estate Investment Trust	142,784	2,185,182
Bank of Montreal	18,303	1,819,890
Bank of Nova Scotia	46,772	2,287,877
BCE, Inc. (a)	59,657	2,360,311
Canadian Imperial Bank of Commerce (a)	55,861	2,702,815
Canadian Tire Corp. Ltd. Class A (a)	18,944	2,021,689
Canadian Utilities Ltd. Class A (a)	77,364	1,871,028
Canadian Western Bank (a)	103,183	2,415,637
Capital Power Corp. (a)	66,960	1,921,558
Emera, Inc. (a)	59,439	2,267,391
Great-West Lifeco, Inc. (a)	95,042	3,161,339
IGM Financial, Inc. (a)	75,522	2,005,176
Keyera Corp. (a)	125,961	3,059,708
Manulife Financial Corp.	112,157	2,490,488
Pembina Pipeline Corp.	71,156	2,461,805
Power Corp. of Canada (a)	91,834	2,638,852
Russel Metals, Inc.	106,063	3,622,036
SmartCentres Real Estate Investment Trust	147,148	2,777,577
TC Energy Corp. (a)	69,279	2,719,461
TELUS Corp. (b)	106,145	1,898,149
TELUS Corp. (b) (c)	8,249	147,514
		48,835,483
CHINA — 3.7%
Guangdong Investment Ltd.	3,018,387	2,195,598
Lenovo Group Ltd.	3,366,000	4,707,240
Ping An Insurance Group Co. of China Ltd. Class H	273,000	1,235,896
		8,138,734
FRANCE — 1.5%
Bouygues SA	89,728	3,381,908
GERMANY — 3.7%
Allianz SE	8,798	2,351,442
BASF SE	58,215	3,136,905
Deutsche Post AG	53,587	2,655,187
		8,143,534
HONG KONG — 6.9%
CK Infrastructure Holdings Ltd.	492,803	2,726,382
Henderson Land Development Co. Ltd.	784,883	2,417,406
Hongkong Land Holdings Ltd.	444,000	1,545,120
Power Assets Holdings Ltd.	531,053	3,077,415
Sino Land Co. Ltd.	1,987,264	2,160,692
Sun Hung Kai Properties Ltd.	147,239	1,592,400
Security Description	Shares	Value
Swire Properties Ltd.	769,200	$1,556,417
		15,075,832
ITALY — 3.1%
A2A SpA	2,260,973	4,643,009
Terna - Rete Elettrica Nazionale	247,473	2,065,045
		6,708,054
JAPAN — 17.7%
COMSYS Holdings Corp.	107,100	2,362,612
ENEOS Holdings, Inc.	615,293	2,445,809
EXEO Group, Inc.	117,300	2,608,423
JAFCO Group Co. Ltd.	144,300	1,688,857
Japan Metropolitan Fund Invest REIT	2,571	1,858,313
Lixil Corp.	127,700	1,594,665
Mitsubishi Gas Chemical Co., Inc.	142,300	2,276,618
Mitsui Mining & Smelting Co. Ltd.	80,100	2,462,998
MS&AD Insurance Group Holdings, Inc.	57,954	2,279,847
SBI Holdings, Inc.	113,010	2,542,685
Sekisui House Ltd.	107,000	2,377,103
Sumitomo Forestry Co. Ltd. (a)	133,900	3,991,926
Sumitomo Mitsui Trust Holdings, Inc.	94,608	1,815,926
Takeda Pharmaceutical Co. Ltd.	61,806	1,777,284
Toyo Seikan Group Holdings Ltd.	197,300	3,200,632
Toyo Tire Corp.	211,100	3,533,806
		38,817,504
NORWAY — 0.9%
Orkla ASA	258,367	2,005,736
SAUDI ARABIA — 1.0%
Saudi Telecom Co.	197,367	2,128,932
SINGAPORE — 1.2%
Singapore Technologies Engineering Ltd.	912,137	2,689,874
SOUTH KOREA — 1.0%
KT&G Corp.	30,849	2,081,511
SWITZERLAND — 7.0%
Adecco Group AG	101,653	4,984,518
Baloise Holding AG	11,793	1,846,750
Helvetia Holding AG	16,004	2,203,842
Swiss Life Holding AG	3,504	2,431,339
Swisscom AG	3,366	2,023,639
Zurich Insurance Group AG	3,716	1,940,894
		15,430,982
TAIWAN — 1.0%
Vanguard International Semiconductor Corp.	864,000	2,294,391

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 7.4%
British American Tobacco PLC	77,606	$2,270,987
DCC PLC	35,696	2,629,293
IG Group Holdings PLC	227,310	2,218,225
Legal & General Group PLC	929,137	2,974,188
Primary Health Properties PLC REIT	1,846,286	2,443,083
Schroders PLC	319,687	1,752,001
United Utilities Group PLC	153,974	2,079,650
		16,367,427
UNITED STATES — 20.0%
3M Co.	18,450	2,016,954
Boston Properties, Inc. REIT	36,465	2,558,749
Digital Realty Trust, Inc. REIT	20,472	2,755,122
Getty Realty Corp. REIT	63,970	1,869,203
Highwoods Properties, Inc. REIT	109,658	2,517,748
Holcim AG	36,592	2,870,319
Janus Henderson Group PLC	99,005	2,985,001
Lazard Ltd. Class A	55,758	1,940,378
Leggett & Platt, Inc.	71,663	1,875,421
LTC Properties, Inc. REIT	77,438	2,487,309
LyondellBasell Industries NV Class A	27,821	2,645,221
Northwest Bancshares, Inc.	160,237	1,999,758
Philip Morris International, Inc.	22,071	2,076,440
Seagate Technology Holdings PLC	40,213	3,432,984
Universal Corp.	49,317	3,320,020
Verizon Communications, Inc.	74,222	2,798,169
Walgreens Boots Alliance, Inc.	63,913	1,668,768
Western Union Co.	186,269	2,220,326
		44,037,890
TOTAL COMMON STOCKS (Cost $224,783,477)		217,943,610

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.9%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (d) (e)	286,183	$286,298
State Street Navigator Securities Lending Portfolio II (f) (g)	17,042,524	17,042,524
TOTAL SHORT-TERM INVESTMENTS (Cost $17,369,878)		17,328,822
TOTAL INVESTMENTS — 107.0% (Cost $242,153,355)		235,272,432
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(15,438,727)
NET ASSETS — 100.0%		$219,833,705
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the year ended December 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2023 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	6	03/15/2024	$656,704	$675,720	$19,016
E-mini S&P 500 Index (long)	1	03/15/2024	232,074	241,000	8,926
S&P/TSX 60 Index (long)	1	03/14/2024	186,820	192,689	5,869
					$33,811

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$217,796,096	$147,514	$—	$217,943,610
Short-Term Investments	17,328,822	—	—	17,328,822
TOTAL INVESTMENTS	$235,124,918	$147,514	$—	$235,272,432
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$33,811	$—	$—	$33,811
TOTAL OTHER FINANCIAL INSTRUMENTS:	$33,811	$—	$—	$33,811
Sector Breakdown as of December 31, 2023

% of Net Assets
Financials	25.4%
Real Estate	14.0
Industrials	13.0
Utilities	11.2
Materials	7.5
Consumer Discretionary	6.3
Consumer Staples	6.1
Communication Services	5.2
Energy	4.9
Information Technology	4.7
Health Care	0.8
Short-Term Investments	7.9
Liabilities in Excess of Other Assets	(7.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	789,646	$789,804	$3,297,785	$3,801,344	$50	$3	286,183	$286,298	$5,350
State Street Navigator Securities Lending Portfolio II	20,930,864	20,930,864	18,359,603	22,247,943	—	—	17,042,524	17,042,524	19,505
Total		$21,720,668	$21,657,388	$26,049,287	$50	$3		$17,328,822	$24,855
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 4.9%
APA Group Stapled Security (a)	988,362	$5,759,449
Coles Group Ltd.	369,413	4,060,830
GPT Group REIT	2,267,295	7,178,490
Metcash Ltd.	1,845,786	4,395,556
Sonic Healthcare Ltd.	151,914	3,325,364
		24,719,689
CANADA — 14.2%
Atco Ltd. Class I	102,939	3,018,847
BCE, Inc. (a)	178,403	7,058,459
Canadian Utilities Ltd. Class A (a)	252,471	6,105,946
Emera, Inc. (a)	151,445	5,777,099
Fortis, Inc. (a)	112,901	4,667,248
Gibson Energy, Inc. (a)	384,848	5,875,163
Hydro One Ltd. (a) (b)	130,400	3,926,043
Northland Power, Inc. (a)	265,123	4,839,611
Parkland Corp. (a)	162,446	5,261,693
Rogers Communications, Inc. Class B (a)	93,131	4,381,098
Sun Life Financial, Inc.	100,463	5,235,718
TC Energy Corp. (a)	218,765	8,587,347
TELUS Corp. (c)	348,486	6,231,837
TELUS Corp. (c) (d)	23,376	418,024
		71,384,133
CHINA — 0.7%
CGN Power Co. Ltd. Class H (b)	12,630,000	3,299,614
FINLAND — 2.0%
Elisa OYJ	101,430	4,691,310
Orion OYJ Class B	122,178	5,300,034
		9,991,344
FRANCE — 2.8%
Bouygues SA	209,222	7,885,716
Gecina SA REIT	49,060	5,966,774
		13,852,490
GERMANY — 2.3%
Allianz SE	28,210	7,539,690
Telefonica Deutschland Holding AG	1,472,639	3,826,118
		11,365,808
HONG KONG — 3.1%
HKT Trust & HKT Ltd. Stapled Security	2,476,000	2,955,263
Power Assets Holdings Ltd.	1,235,000	7,156,738
Sun Hung Kai Properties Ltd.	510,000	5,515,685
		15,627,686
ITALY — 3.2%
Italgas SpA	748,757	4,284,453
Snam SpA	1,351,978	6,952,069
Security Description	Shares	Value
Terna - Rete Elettrica Nazionale	586,813	$4,896,677
		16,133,199
JAPAN — 22.4%
Advance Residence Investment Corp. REIT	1,602	3,590,807
Astellas Pharma, Inc.	238,300	2,849,864
Chiba Bank Ltd.	570,700	4,122,982
Concordia Financial Group Ltd.	1,011,800	4,626,233
Daiwa House Industry Co. Ltd.	163,500	4,954,405
Daiwa House REIT Investment Corp.	2,242	4,002,776
DIC Corp. (a)	148,000	2,909,505
Hachijuni Bank Ltd.	563,000	3,137,673
Japan Real Estate Investment Corp. REIT	1,274	5,277,458
Kajima Corp.	264,800	4,426,168
Kirin Holdings Co. Ltd. (a)	288,800	4,232,237
Kuraray Co. Ltd. (a)	433,300	4,381,254
MS&AD Insurance Group Holdings, Inc.	136,100	5,354,026
Nippon Building Fund, Inc. REIT (a)	1,145	4,962,371
Nippon Prologis REIT, Inc.	2,006	3,861,742
Obayashi Corp.	477,100	4,128,685
Osaka Gas Co. Ltd.	223,800	4,675,067
Sankyu, Inc.	86,300	3,171,516
Sekisui Chemical Co. Ltd.	248,400	3,581,167
Sekisui House Ltd.	230,300	5,116,326
Sekisui House Reit, Inc.	5,112	2,795,682
Seven Bank Ltd.	2,351,000	4,997,834
Shizuoka Financial Group, Inc.	471,800	3,999,156
SoftBank Corp.	641,900	8,011,229
Takeda Pharmaceutical Co. Ltd.	163,100	4,690,079
USS Co. Ltd.	209,700	4,218,394
		112,074,636
MALAYSIA — 0.9%
Tenaga Nasional Bhd.	2,022,000	4,418,037
NEW ZEALAND — 0.6%
Spark New Zealand Ltd.	900,243	2,952,541
NORWAY — 0.6%
Orkla ASA	415,218	3,223,391
PORTUGAL — 1.1%
EDP - Energias de Portugal SA	1,118,980	5,630,351
RUSSIA — 0.0%
Inter RAO UES PJSC (e)	71,668,770	—
SINGAPORE — 4.4%
Mapletree Logistics Trust REIT	5,485,000	7,235,160
Singapore Exchange Ltd.	587,400	4,377,335
Singapore Technologies Engineering Ltd.	1,986,500	5,858,149
Venture Corp. Ltd.	453,100	4,674,923
		22,145,567

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SOUTH AFRICA — 0.8%
Shoprite Holdings Ltd.	258,327	$3,885,323
SOUTH KOREA — 2.7%
Korea Zinc Co. Ltd.	14,003	5,414,624
KT&G Corp.	117,877	7,953,654
		13,368,278
SPAIN — 3.6%
Enagas SA	361,908	6,102,668
Iberdrola SA	382,372	5,013,737
Redeia Corp. SA	427,953	7,048,529
		18,164,934
SWITZERLAND — 9.3%
Baloise Holding AG	45,615	7,143,179
DKSH Holding AG	32,231	2,236,429
Galenica AG (b)	46,399	4,010,607
Novartis AG	42,649	4,300,625
PSP Swiss Property AG	40,100	5,602,994
Sandoz Group AG (d)	8,527	274,153
SGS SA	51,084	4,402,820
Swiss Prime Site AG	57,280	6,114,903
Swisscom AG	7,706	4,632,847
Zurich Insurance Group AG	14,676	7,665,383
		46,383,940
TAIWAN — 6.9%
Asia Cement Corp.	2,243,000	3,029,353
Chicony Electronics Co. Ltd.	1,062,000	6,055,620
Chunghwa Telecom Co. Ltd.	1,369,000	5,352,796
Radiant Opto-Electronics Corp.	1,122,000	4,862,286
Taiwan Mobile Co. Ltd.	1,524,000	4,896,186
Uni-President Enterprises Corp.	1,815,000	4,405,842
Zhen Ding Technology Holding Ltd.	1,669,000	5,927,600
		34,529,683
THAILAND — 1.4%
Advanced Info Service PCL NVDR	700,000	4,450,304
Home Product Center PCL NVDR	8,308,158	2,847,885
		7,298,189
UNITED KINGDOM — 7.7%
British American Tobacco PLC	311,954	9,128,718
IG Group Holdings PLC	328,164	3,202,418
National Grid PLC	500,199	6,746,374
Reckitt Benckiser Group PLC	51,614	3,566,225
Severn Trent PLC	159,951	5,258,722
Unilever PLC	88,291	4,277,027
United Utilities Group PLC	466,588	6,301,972
		38,481,456
UNITED STATES — 3.5%
Holcim AG	75,896	5,953,370
Security Description	Shares	Value
Nestle SA	28,744	$3,330,158
Roche Holding AG	13,844	4,021,693
Sanofi SA	41,725	4,137,176
		17,442,397
TOTAL COMMON STOCKS (Cost $488,412,865)		496,372,686

SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (f) (g)	251,480	251,581
State Street Navigator Securities Lending Portfolio II (h) (i)	30,098,285	30,098,285
TOTAL SHORT-TERM INVESTMENTS (Cost $30,349,837)		30,349,866
TOTAL INVESTMENTS — 105.2% (Cost $518,762,702)		526,722,552
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(25,927,631)
NET ASSETS — 100.0%		$500,794,921
(a)	All or a portion of the shares of the security are on loan at December 31, 2023.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Non-income producing security.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$495,954,662	$418,024	$0(a)	$496,372,686
Short-Term Investments	30,349,866	—	—	30,349,866
TOTAL INVESTMENTS	$526,304,528	$418,024	$0	$526,722,552
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2023.
Sector Breakdown as of December 31, 2023

% of Net Assets
Utilities	22.3%
Real Estate	13.4
Financials	12.3
Communication Services	12.0
Consumer Staples	10.5
Health Care	6.6
Industrials	6.4
Materials	4.3
Information Technology	4.3
Energy	3.9
Consumer Discretionary	3.1
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	258,757	$258,809	$5,491,172	$5,498,616	$187	$29	251,480	$251,581	$5,147
State Street Navigator Securities Lending Portfolio II	31,486,306	31,486,306	54,968,898	56,356,919	—	—	30,098,285	30,098,285	39,448
Total		$31,745,115	$60,460,070	$61,855,535	$187	$29		$30,349,866	$44,595
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.5%
BELGIUM — 0.0% (a)
Cenergy Holdings SA	24,785	$196,032
BRAZIL — 4.6%
3R Petroleum Oleo E Gas SA (b)	182,344	986,495
AES Brasil Energia SA (b)	169,603	430,153
Afya Ltd. Class A (b) (c)	19,925	436,955
Alpargatas SA Preference Shares (b)	192,900	401,875
Alupar Investimento SA	109,418	709,766
Ambipar Participacoes e Empreendimentos SA	16,805	56,217
Anima Holding SA (b)	183,215	168,219
Arezzo Industria e Comercio SA	51,935	689,922
Armac Locacao Logistica E Servicos SA	68,178	239,302
Azul SA Preference Shares (b)	207,801	684,884
Banco ABC Brasil SA Preference Shares	26,139	134,742
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	162,693	447,124
Banco Pan SA Preference Shares	223,624	397,750
Bemobi Mobile Tech SA	44,830	129,204
Blau Farmaceutica SA	1,856	6,270
Bradespar SA	46,607	224,035
Bradespar SA Preference Shares	194,630	1,028,122
BrasilAgro - Co. Brasileira de Propriedades Agricolas	35,273	193,952
C&A Modas SA (b)	110,100	177,471
Camil Alimentos SA	132,033	229,677
CI&T, Inc. Class A (b) (c)	12,785	67,249
Cia Brasileira de Aluminio (d)	74,279	77,986
Cia Brasileira de Aluminio (b) (d)	6,886	7,088
Cia Brasileira de Distribuicao (b)	126,925	106,084
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	38,623	369,644
Cia de Saneamento de Minas Gerais Copasa MG	149,564	630,573
Cia De Sanena Do Parana	180,949	1,087,348
Cia Energetica do Ceara Class A, Preference Shares	7,148	63,863
CM Hospitalar SA (b)	101,050	290,194
Cogna Educacao SA (b)	1,196,593	859,706
Construtora Tenda SA (b)	61,300	187,146
Cury Construtora e Incorporadora SA	136,512	505,569
CVC Brasil Operadora e Agencia de Viagens SA (b)	125,398	90,352
Security Description	Shares	Value
Cyrela Brazil Realty SA Empreendimentos e Participacoes	214,934	$1,065,467
Dexco SA	241,903	401,877
Diagnosticos da America SA (b)	236,000	467,375
Dimed SA Distribuidora da Medicamentos	34,300	94,336
Direcional Engenharia SA	136,722	630,189
EcoRodovias Infraestrutura e Logistica SA	181,896	352,738
Eletromidia SA (b)	48,808	157,348
Enauta Participacoes SA	77,433	320,246
Even Construtora e Incorporadora SA	88,935	150,129
Ez Tec Empreendimentos e Participacoes SA	79,320	305,353
Fleury SA	162,727	604,330
Fras-Le SA	50,705	177,451
Gafisa SA (b)	24,671	52,922
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	129,874	239,824
Grendene SA	332,695	484,221
Grupo Casas Bahia SA (b)	15,043	35,242
Grupo De Moda Soma SA	337,852	518,157
Guararapes Confeccoes SA (b)	41,087	55,317
Hidrovias do Brasil SA (b)	288,295	233,836
Hospital Mater Dei SA	49,155	84,495
Iguatemi SA	153,697	771,396
Infracommerce CXAAS SA (b)	425,560	162,073
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	62,590	283,469
Inter & Co., Inc. BDR (b)	158,325	892,077
International Meal Co. Alimentacao SA Class A (b)	243,263	99,156
Iochpe Maxion SA	116,149	308,210
Irani Papel e Embalagem SA	115,952	260,663
IRB-Brasil Resseguros SA (b)	53,456	487,504
Jalles Machado SA	90,238	145,641
JHSF Participacoes SA	250,187	286,879
Kepler Weber SA	82,062	184,646
Lavvi Empreendimentos Imobiliarios SA	91,930	166,729
Locaweb Servicos de Internet SA (e)	300,221	371,444
LOG Commercial Properties e Participacoes SA	36,864	173,028
Log-in Logistica Intermodal SA (b)	22,694	179,820
Lojas Quero-Quero SA (b)	8,540	11,041
Mahle Metal Leve SA	33,209	241,602
Marcopolo SA Preference Shares	401,900	583,291
Marfrig Global Foods SA (b)	404,045	806,826
Meliuz SA (b) (e)	19,420	31,783
Mills Estruturas e Servicos de Engenharia SA	130,570	365,024

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Minerva SA	208,462	$320,572
Movida Participacoes SA	130,102	318,452
MRV Engenharia e Participacoes SA (b)	307,396	710,651
Multilaser Industrial SA (b)	91,425	39,336
Nexa Resources SA	35,442	253,056
Odontoprev SA	203,140	485,937
Oncoclinicas do Brasil Servicos Medicos SA (b)	203,643	544,993
Orizon Valorizacao de Residuos SA (b)	41,928	333,691
Pet Center Comercio e Participacoes SA	79,824	64,910
Petroreconcavo SA	105,760	472,889
Portobello SA	49,524	76,056
Positivo Tecnologia SA	60,510	86,699
Randon SA Implementos e Participacoes Preference Shares	109,284	287,968
Romi SA	43,330	119,618
Santos Brasil Participacoes SA	498,798	962,149
Schulz SA Preference Shares	194,263	281,941
Serena Energia SA (b)	133,337	280,256
Simpar SA	265,300	525,947
Sitios Latinoamerica SAB de CV (b) (c)	1,182,462	483,892
SLC Agricola SA	173,272	671,315
Taurus Armas SA	33,900	106,077
Tegma Gestao Logistica SA	30,596	178,187
Terra Santa Propriedades Agricolas SA	24,100	84,789
Tres Tentos Agroindustrial SA	97,200	240,919
Tupy SA	58,849	352,299
Unifique Telecomunicacoes SA	51,600	42,384
Unipar Carbocloro SA	6,338	91,842
Unipar Carbocloro SA Class B, Preference Shares	36,408	574,047
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	458,000	875,910
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	54,300	229,156
Vinci Partners Investments Ltd. Class A	26,149	286,332
Vitru Ltd. (b) (c)	8,036	126,647
Vittia Fertilizantes E Biologicos SA	26,000	57,057
Vivara Participacoes SA	76,505	539,422
VTEX Class A (b)	48,707	335,104
Vulcabras Azaleia SA	120,622	500,109
Wilson Sons SA	107,371	385,931
Wiz Co.	65,203	97,316
YDUQS Participacoes SA	178,530	823,996
Zamp SA (b)	155,695	182,695
		38,788,639
Security Description	Shares	Value
BRITISH VIRGIN ISLANDS — 0.0% (a)
SF Real Estate Investment Trust	434,000	$148,399
CHILE — 0.5%
CAP SA	54,140	446,370
Empresa Nacional de Telecomunicaciones SA	99,186	366,028
Engie Energia Chile SA (b)	347,825	366,431
Grupo Security SA	758,979	224,160
Inversiones Aguas Metropolitanas SA	409,366	344,187
Inversiones La Construccion SA	23,543	170,640
Parque Arauco SA	626,781	1,019,174
Ripley Corp. SA	661,863	132,686
Salfacorp SA	296,732	151,753
SMU SA	1,646,941	305,141
SONDA SA	353,017	155,127
Vina Concha y Toro SA	490,719	583,051
		4,264,748
CHINA — 21.0%
111, Inc. ADR (b)	33,116	51,330
361 Degrees International Ltd.	953,000	423,499
5I5J Holding Group Co. Ltd. Class A (b)	162,890	51,471
ABA Chemicals Corp. Class A	107,800	112,938
Acrobiosystems Co. Ltd. Class A	2,600	21,521
Advanced Fiber Resources Zhuhai Ltd. Class A	19,700	125,328
Advanced Technology & Materials Co. Ltd. Class A	48,200	60,854
Aerospace Hi-Tech Holdings Group Ltd. Class A	36,538	47,824
Agora, Inc. ADR (b)	56,732	149,205
AK Medical Holdings Ltd. (c) (e)	588,739	471,983
A-Living Smart City Services Co. Ltd. (e)	729,250	334,341
Allmed Medical Products Co. Ltd. Class A	44,000	58,579
Alpha Group Class A (b)	117,100	143,896
Alphamab Oncology (b) (c) (e)	343,000	291,670
Amoy Diagnostics Co. Ltd. Class A	24,800	76,553
ANE Cayman, Inc. (b) (c)	475,500	340,402
Angelalign Technology, Inc. (c) (e)	38,200	276,647
Anhui Construction Engineering Group Co. Ltd. Class A	245,400	160,255
Anhui Estone Materials Technology Co. Ltd. Class A	31,976	131,441
Anhui Genuine New Materials Co. Ltd. Class A (b)	3,380	3,949
Anhui Huaheng Biotechnology Co. Ltd. Class A	12,512	221,226

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	18,900	$15,607
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	251,400	154,640
Anhui Jinhe Industrial Co. Ltd. Class A	63,600	195,696
Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A (b)	252,100	203,929
Anhui Tatfook Technology Co. Ltd. Class A (b)	37,500	54,349
Anhui Tongguan Copper Foil Group Co. Ltd. Class A	70,221	116,959
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	46,848	58,555
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	145,300	152,634
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	206,400	124,641
Anhui Yingliu Electromechanical Co. Ltd. Class A	69,300	139,464
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	6,881	154,384
Anton Oilfield Services Group (b)	792,000	41,078
Antong Holdings Co. Ltd. Class A (b)	547,600	192,259
Anyang Iron & Steel, Inc. Class A (b)	544,800	162,967
Aoshikang Technology Co. Ltd. Class A	14,800	63,705
Aotecar New Energy Technology Co. Ltd. Class A (b)	119,300	54,451
ApicHope Pharmaceutical Co. Ltd. Class A	26,550	111,225
Appotronics Corp. Ltd. Class A	46,431	168,755
Archermind Technology Nanjing Co. Ltd. Class A (b)	10,700	64,510
Archosaur Games, Inc. (b) (c) (e)	60,000	15,060
Arctech Solar Holding Co. Ltd. Class A	12,995	130,943
Arrail Group Ltd. (b) (c) (e)	172,000	158,155
Ascentage Pharma Group International (b) (e)	190,219	665,038
Ascletis Pharma, Inc. (b) (e)	221,000	41,321
Asia Cement China Holdings Corp.	159,270	49,768
Asiainfo Security Technologies Co. Ltd. Class A	50,672	130,512
AsiaInfo Technologies Ltd. (e)	400,714	441,842
ATRenew, Inc. ADR (b)	95,693	183,731
Security Description	Shares	Value
Ausnutria Dairy Corp. Ltd. (c)	82,000	$27,408
Autel Intelligent Technology Corp. Ltd. Class A (b)	37,139	123,873
Bafang Electric Suzhou Co. Ltd. Class A	17,680	136,437
Bairong, Inc. (b) (e)	277,865	481,105
Baota Industry Co. Ltd. Class A (b)	161,700	117,631
Baowu Magnesium Technology Co. Ltd. Class A	49,500	136,670
Baoxiniao Holding Co. Ltd. Class A	140,300	111,915
Baozun, Inc. Class A (b)	15,941	14,331
Bear Electric Appliance Co. Ltd. Class A	13,645	99,512
Beauty Farm Medical & Health Industry, Inc.	23,000	32,636
Beibuwan Port Co. Ltd. Class A	123,600	130,359
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	36,600	61,372
Beijing Aosaikang Pharmaceutical Co. Ltd. Class A (b)	128,208	194,817
Beijing Baination Pictures Co. Ltd. Class A (b)	141,000	127,523
Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A (b)	42,600	207,478
Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A (b)	165,300	144,857
Beijing Caishikou Department Store Co. Ltd. Class A	69,300	144,914
Beijing Capital Development Co. Ltd. Class A	243,200	103,829
Beijing Career International Co. Ltd. Class A	7,400	28,704
Beijing Certificate Authority Co. Ltd. Class A	18,700	67,913
Beijing Changjiu Logistics Corp. Class A (b)	67,600	117,625
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	10,382	38,346
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	76,250	121,671
Beijing CTJ Information Technology Co. Ltd. Class A	5,500	60,456
Beijing Cuiwei Tower Co. Ltd. Class A (b)	86,200	128,926
Beijing Dahao Technology Corp. Ltd. Class A	20,100	37,430
Beijing eGOVA Co. Ltd. Class A	44,880	110,930
Beijing Gehua CATV Network Co. Ltd. Class A	159,700	173,368
Beijing Global Safety Technology Co. Ltd. Class A (b)	19,300	55,022

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Beijing Haixin Energy Technology Co. Ltd. Class A (b)	144,700	$71,328
Beijing Highlander Digital Technology Co. Ltd. Class A (b)	42,100	60,129
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (b)	15,600	29,335
Beijing Jingneng Clean Energy Co. Ltd. Class H	1,594,000	353,154
Beijing Jingyuntong Technology Co. Ltd. Class A (b)	261,100	167,574
Beijing Leike Defense Technology Co. Ltd. Class A (b)	52,600	39,890
Beijing Luzhu Biotechnology Co. Ltd. Class H (b)	1,600	6,127
Beijing North Star Co. Ltd. Class A (b)	613,500	163,701
Beijing Orient Landscape & Environment Co. Ltd. Class A (b)	318,600	86,355
Beijing Orient National Communication Science & Technology Co. Ltd. Class A (b)	82,600	109,041
Beijing Oriental Jicheng Co. Ltd. Class A	8,600	30,931
Beijing Science Sun Pharmaceutical Co. Ltd. Class A	80,600	119,871
Beijing Seeyon Internet Software Corp. Class A	4,230	20,560
Beijing Sifang Automation Co. Ltd. Class A	72,000	143,179
Beijing SL Pharmaceutical Co. Ltd. Class A	72,900	104,324
Beijing SPC Environment Protection Tech Co. Ltd. Class A	47,600	33,090
Beijing Strong Biotechnologies, Inc. Class A	43,900	117,756
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	14,909	146,041
Beijing SuperMap Software Co. Ltd. Class A (b)	31,500	92,457
Beijing Tianyishangjia New Material Corp. Ltd. Class A	53,980	128,116
Beijing Tongtech Co. Ltd. Class A	28,700	73,679
Beijing VRV Software Corp. Ltd. Class A (b)	81,600	54,434
Beijing Wandong Medical Technology Co. Ltd. Class A	59,000	141,522
Beijing Water Business Doctor Co. Ltd. Class A (b)	56,800	49,217
Security Description	Shares	Value
Beijing Watertek Information Technology Co. Ltd. Class A (b)	429,900	$204,065
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	21,000	148,049
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	118,500	172,243
Beingmate Co. Ltd. Class A (b)	200,300	111,112
Bestechnic Shanghai Co. Ltd. Class A (b)	8,988	194,728
Bestore Co. Ltd. Class A	41,100	124,444
Bestway Marine & Energy Technology Co. Ltd. Class A (b)	116,500	65,117
Beyondsoft Corp. Class A	32,900	56,692
Binjiang Service Group Co. Ltd.	96,284	203,455
Bio-Thera Solutions Ltd. Class A (b)	34,014	196,997
Bit Digital, Inc. (b) (c)	46,006	194,605
Black Peony Group Co. Ltd. Class A	80,600	63,954
Blivex Energy Technology Co. Ltd. Class A (b)	590,500	122,734
Blue Sail Medical Co. Ltd. Class A	116,100	108,916
BMC Medical Co. Ltd. Class A	6,900	117,978
BOE HC SemiTek Corp. Class A (b)	62,700	64,456
Bomin Electronics Co. Ltd. Class A	88,100	129,169
Bona Film Group Co. Ltd. Class A (b)	108,200	109,407
BrightGene Bio-Medical Technology Co. Ltd. Class A	27,691	136,110
Brii Biosciences Ltd. (b) (c)	15,500	4,526
Broadex Technologies Co. Ltd. Class A	29,300	110,977
Bros Eastern Co. Ltd. Class A	158,200	108,198
B-Soft Co. Ltd. Class A	120,400	110,752
Burning Rock Biotech Ltd. ADR (b)	8,417	7,828
C&D Property Management Group Co. Ltd.	404,293	175,520
C*Core Technology Co. Ltd. Class A	27,890	114,919
Caina Technology Co. Ltd. Class A	25,300	120,307
Canaan, Inc. ADR (b) (c)	45,065	104,100
Canggang Railway Ltd.	144,000	157,673
Cangzhou Mingzhu Plastic Co. Ltd. Class A	3,200	1,847
CanSino Biologics, Inc. Class H (b) (c) (e)	105,400	317,878
CARsgen Therapeutics Holdings Ltd. (b) (c) (e)	276,500	230,164
Castech, Inc. Class A	24,100	99,946

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
CATARC Automotive Proving Ground Co. Ltd. Class A	150,100	$130,062
Cayman Engley Industrial Co. Ltd.	43,313	83,971
CCCC Design & Consulting Group Co. Ltd. Class A (b)	33,700	47,706
CCCG Real Estate Corp. Ltd. Class A	62,600	86,068
CCS Supply Chain Management Co. Ltd. Class A	141,200	120,763
CECEP Techand Ecology & Environment Co. Ltd. Class A (b)	549,300	159,685
Center International Group Co. Ltd. Class A	66,700	127,487
Central China Land Media Co. Ltd. Class A	70,200	95,925
Central China Management Co. Ltd.	44,000	1,719
Central China New Life Ltd.	61,000	11,952
CGN Mining Co. Ltd. (b) (c)	2,675,004	589,227
CGN New Energy Holdings Co. Ltd. (c)	1,326,000	341,326
CGN Nuclear Technology Development Co. Ltd. Class A	46,300	47,141
Changchun Faway Automobile Components Co. Ltd. Class A	9,700	13,009
Changchun UP Optotech Co. Ltd. Class A	24,000	113,417
Changjiang Publishing & Media Co. Ltd. Class A	114,500	119,797
Changzhou Qianhong Biopharma Co. Ltd. Class A	40,100	33,114
Chaoju Eye Care Holdings Ltd.	386,500	218,777
Chaowei Power Holdings Ltd.	231,000	42,599
ChemPartner PharmaTech Co. Ltd. Class A (b)	116,000	124,624
Chen Lin Education Group Holdings Ltd. (b)	272,000	62,701
Cheng De Lolo Co. Ltd. Class A	50,200	55,342
Chengdu ALD Aviation Manufacturing Corp. Class A	6,480	15,844
Chengdu B-Ray Media Co. Ltd. Class A	165,300	116,304
Chengdu Bright Eye Hospital Co. Ltd. Class A	9,900	119,569
Chengdu CORPRO Technology Co. Ltd. Class A (b)	58,900	188,845
Chengdu Guoguang Electric Co. Ltd. Class A (b)	10,461	143,077
Chengdu Hongqi Chain Co. Ltd. Class A	45,700	31,962
Security Description	Shares	Value
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	24,100	$101,469
Chengdu Jiafaantai Education Technology Co. Ltd. Class A	9,600	20,897
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	54,000	139,842
Chengdu Kanghua Biological Products Co. Ltd. Class A	16,200	176,410
Chengdu KSW Technologies Co. Ltd. Class A	4,514	43,507
Chengdu Leejun Industrial Co. Ltd. Class A	55,900	54,325
Chengdu M&S Electronics Technology Co. Ltd. Class A (b)	20,010	143,346
Chengdu Olymvax Biopharmaceuticals, Inc. Class A (b)	55,116	122,298
Chengdu RML Technology Co. Ltd. Class A	20,700	169,365
Chengdu Spaceon Electronics Co. Ltd. Class A	18,460	47,287
Chengdu XGimi Technology Co. Ltd. Class A	8,060	127,885
Chengdu Xuguang Electronics Co. Ltd. Class A (b)	116,500	149,539
Chenguang Biotech Group Co. Ltd. Class A	18,900	35,647
Chengzhi Co. Ltd. Class A	71,100	81,978
Chenzhou City Jingui Silver Industry Co. Ltd. Class A (b)	301,300	119,325
Chervon Holdings Ltd. (c)	96,800	295,661
China Aircraft Leasing Group Holdings Ltd.	45,500	21,094
China Aluminum International Engineering Corp. Ltd. Class A (b)	68,900	44,704
China Animal Husbandry Industry Co. Ltd. Class A	108,600	180,883
China BlueChemical Ltd. Class H	1,582,000	399,119
China Chunlai Education Group Co. Ltd.	342,000	273,300
China Conch Environment Protection Holdings Ltd. (b) (c)	469,000	93,697
China Conch Venture Holdings Ltd.	1,216,000	1,009,109
China CYTS Tours Holding Co. Ltd. Class A (b)	77,500	115,587
China Design Group Co. Ltd. Class A	31,320	33,429
China Dili Group (b) (c) (f)	1,900,000	80,297
China Dongxiang Group Co. Ltd.	1,976,000	72,121

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
China East Education Holdings Ltd. (c) (e)	407,500	$139,860
China Everbright Ltd.	522,902	309,380
China Express Airlines Co. Ltd. Class A (b)	86,900	87,137
China Foods Ltd.	700,000	263,557
China Forestry Holdings Co. Ltd. (b) (f)	1,642,000	—
China Fortune Land Development Co. Ltd. Class A (b)	384,100	93,859
China Harzone Industry Corp. Ltd. Class A	45,300	48,477
China High Speed Railway Technology Co. Ltd. Class A (b)	551,200	182,686
China Isotope & Radiation Corp.	30,403	52,018
China Kepei Education Group Ltd.	396,000	68,971
China Lesso Group Holdings Ltd.	933,000	487,496
China Lilang Ltd.	195,000	105,634
China Meidong Auto Holdings Ltd. (c)	590,000	358,901
China Modern Dairy Holdings Ltd.	1,258,791	119,293
China New Higher Education Group Ltd. (e)	450,093	122,775
China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A (b)	73,700	46,576
China Nonferrous Mining Corp. Ltd.	1,082,746	711,334
China Oriental Group Co. Ltd.	26,882	4,475
China Overseas Grand Oceans Group Ltd.	1,423,000	468,347
China Railway Tielong Container Logistics Co. Ltd. Class A	182,900	155,401
China Rare Earth Holdings Ltd. (b) (c)	874,400	36,953
China Reform Health Management & Services Group Co. Ltd. Class A (b)	78,500	145,301
China Renaissance Holdings Ltd. (b) (c) (e) (f)	177,940	41,417
China Resources Medical Holdings Co. Ltd.	731,500	451,535
China Risun Group Ltd. (c)	1,343,000	565,850
China Sanjiang Fine Chemicals Co. Ltd. (b)	205,097	30,468
China SCE Group Holdings Ltd. (b) (c)	643,307	14,253
China Shineway Pharmaceutical Group Ltd.	248,138	231,024
Security Description	Shares	Value
China South City Holdings Ltd. (c)	3,048,000	$117,102
China Sports Industry Group Co. Ltd. Class A	104,500	114,177
China Testing & Certification International Group Co. Ltd. Class A	54,322	64,082
China Tianying, Inc. Class A (b)	228,200	158,316
China Travel International Investment Hong Kong Ltd. (c)	1,470,000	252,262
China Tungsten & Hightech Materials Co. Ltd. Class A	109,500	130,405
China Wafer Level CSP Co. Ltd. Class A	46,100	142,173
China Water Affairs Group Ltd.	859,357	472,129
China West Construction Group Co. Ltd. Class A	54,200	49,324
China XLX Fertiliser Ltd.	585,118	261,516
China Yongda Automobiles Services Holdings Ltd.	1,013,000	380,108
China Youran Dairy Group Ltd. (c) (e)	802,000	150,981
China Yuhua Education Corp. Ltd. (b) (e)	58,653	4,131
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	53,000	57,387
Chinasoft International Ltd. (c)	2,182,000	1,673,829
Chlitina Holding Ltd.	56,000	356,723
Chongqing Baiya Sanitary Products Co. Ltd. Class A	61,100	130,084
Chongqing Chuanyi Automation Co. Ltd. Class A	30,800	119,902
Chongqing Department Store Co. Ltd. Class A	20,100	79,603
Chongqing Dima Industry Co. Ltd. Class A (b)	577,400	120,011
Chongqing Gas Group Corp. Ltd. Class A	213,200	192,822
Chongqing Hongjiu Fruit Co. Ltd. Class H (b) (c)	142,200	95,607
Chongqing Road & Bridge Co. Ltd. Class A	212,700	199,539
Chongqing Sanfeng Environment Group Corp. Ltd. Class A	52,100	54,949
Chongqing Shunbo Aluminum Co. Ltd. Class A	72,800	111,645
Chongqing Zongshen Power Machinery Co. Ltd. Class A	37,500	34,916
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	70,720	56,214
Chutian Dragon Co. Ltd. Class A	22,800	62,599
CIG Shanghai Co. Ltd. Class A (b)	18,000	95,352

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Cinda Real Estate Co. Ltd. Class A	209,600	$105,674
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A (b)	11,657	139,758
CITIC Niya Wine Co. Ltd. Class A (b)	118,200	130,474
CITIC Resources Holdings Ltd.	1,400,000	62,752
CITIC Telecom International Holdings Ltd.	1,875,287	787,719
City Development Environment Co. Ltd. Class A	14,500	23,092
Client Service International, Inc. Class A	33,950	67,418
Cloud Music, Inc. (b) (e)	48,800	560,898
ClouDr Group Ltd. (b) (c)	218,500	191,678
Clover Biopharmaceuticals Ltd. (b)	40,500	3,216
CMGE Technology Group Ltd. (b) (c)	191,338	32,100
CMST Development Co. Ltd. Class A	124,100	88,884
CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	122,100	134,093
CoCreation Grass Co. Ltd. Class A	5,900	16,721
COFCO Joycome Foods Ltd. (b) (c)	2,754,236	663,115
Cofoe Medical Technology Co. Ltd. Class A	11,400	60,677
COL Group Co. Ltd. Class A (b)	53,000	191,513
Colorlight Cloud Tech Ltd. Class A	2,800	45,016
Consun Pharmaceutical Group Ltd.	226,000	138,056
Contec Medical Systems Co. Ltd. Class A	26,400	76,487
COSCO SHIPPING International Hong Kong Co. Ltd.	608,000	236,705
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	170,300	128,193
CPMC Holdings Ltd.	691,000	595,556
CPT Technology Group Co. Ltd. Class A (b)	432,800	237,655
CQ Pharmaceutical Holding Co. Ltd. Class A	68,800	48,021
Crystal Clear Electronic Material Co. Ltd. Class A	54,910	75,032
CSG Smart Science&Technology Co. Ltd. Class A (b)	141,100	145,844
CSSC Hong Kong Shipping Co. Ltd.	1,304,321	247,216
CTS International Logistics Corp. Ltd. Class A	40,000	41,513
Security Description	Shares	Value
Cubic Sensor & Instrument Co. Ltd. Class A	11,079	$114,764
Daan Gene Co. Ltd. Class A	123,000	167,211
Dada Nexus Ltd. ADR (b)	70,072	232,639
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	107,200	68,801
Dalipal Holdings Ltd.	368,000	209,719
Datang Telecom Technology Co. Ltd. Class A (b)	169,600	156,486
Dazhong Transportation Group Co. Ltd. Class B	563,135	106,996
DBAPP Security Ltd. Class A (b)	6,326	98,516
DBG Technology Co. Ltd. Class A	57,900	191,412
DeHua TB New Decoration Materials Co. Ltd. Class A	53,000	65,947
Delixi New Energy Technology Co. Ltd. Class A (b)	34,900	99,496
Dezhan Healthcare Co. Ltd. Class A (b)	281,900	129,457
Dian Diagnostics Group Co. Ltd. Class A	51,700	172,875
Digital China Information Service Group Co. Ltd. Class A	48,000	76,106
DingDong Cayman Ltd. ADR (b) (c)	51,663	77,495
Dizal Jiangsu Pharmaceutical Co. Ltd. Class A (b)	32,877	220,931
Dongfang Electronics Co. Ltd. Class A	70,000	79,137
DongFeng Automobile Co. Ltd. Class A	249,100	201,852
Dongguan Aohai Technology Co. Ltd. Class A	17,900	95,777
Dongguan Development Holdings Co. Ltd. Class A	66,100	99,699
Dongguan Eontec Co. Ltd. Class A (b)	137,000	133,910
Dongguan Yutong Optical Technology Co. Ltd. Class A (b)	74,100	169,313
Dongjiang Environmental Co. Ltd. Class A (b)	93,100	67,073
Dongrui Food Group Co. Ltd. Class A (b)	44,300	150,184
Dosilicon Co. Ltd. Class A	29,348	141,905
Double Medical Technology, Inc. Class A (b)	29,200	166,451
DouYu International Holdings Ltd. ADR (b)	36,354	34,536
DR Corp. Ltd. Class A	24,903	103,136
Dynagreen Environmental Protection Group Co. Ltd. Class A	1,500	1,399

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Dynagreen Environmental Protection Group Co. Ltd. Class H	335,058	$100,836
Eastern Communications Co. Ltd. Class A	56,000	88,790
Eastern Communications Co. Ltd. Class B	109,400	40,259
E-Commodities Holdings Ltd.	954,000	189,369
Edan Instruments, Inc. Class A	54,400	78,002
Edvantage Group Holdings Ltd.	109,143	35,363
EEKA Fashion Holdings Ltd. (c)	249,104	452,362
EHang Holdings Ltd. ADR (b) (c)	31,698	532,526
Elion Energy Co. Ltd. Class A	372,900	137,731
Emeren Group Ltd. ADR (b) (c)	16,346	44,625
Era Co. Ltd. Class A	72,000	50,861
Espressif Systems Shanghai Co. Ltd. Class A (b)	7,567	109,404
EVA Precision Industrial Holdings Ltd.	943,189	95,424
Everest Medicines Ltd. (b) (c) (e)	174,500	467,059
Excellence Commercial Property & Facilities Management Group Ltd.	7,784	1,595
Fangda Special Steel Technology Co. Ltd. Class A (b)	222,700	144,180
Fanhua, Inc. ADR (b) (c)	38,070	250,881
Fanli Digital Technology Co. Ltd. Class A (b)	101,600	111,294
Far East Smarter Energy Co. Ltd. Class A (b)	211,100	130,148
FAWER Automotive Parts Co. Ltd. Class A	130,400	97,792
Ferrotec Anhui Technology Development Co. Ltd. Class A	6,200	23,474
FESCO Group Co. Ltd. Class A (b)	41,400	108,957
FIH Mobile Ltd. (b)	2,409,198	188,205
FinVolution Group ADR	137,589	674,186
First Tractor Co. Ltd. Class A	37,500	76,732
First Tractor Co. Ltd. Class H (c)	490,000	311,249
Flowing Cloud Technology Ltd. (b) (c)	989,000	238,113
Focus Lightings Tech Co. Ltd. Class A	42,300	67,009
Focus Technology Co. Ltd. Class A	29,300	136,324
Focuslight Technologies, Inc. Class A	8,976	143,705
Foran Energy Group Co. Ltd. Class A	16,000	25,751
Foshan Yowant Technology Co. Ltd. Class A (b)	85,000	111,971
Fosun Tourism Group (b) (e)	167,993	124,566
Security Description	Shares	Value
Frontier Biotechnologies, Inc. Class A (b)	85,737	$119,444
Fu Shou Yuan International Group Ltd.	1,186,000	804,989
Fufeng Group Ltd. (c)	1,175,000	651,561
Fujian Aonong Biological Technology Group, Inc. Ltd. Class A (b)	100,600	85,757
Fujian Apex Software Co. Ltd. Class A	14,500	100,392
Fujian Boss Software Development Co. Ltd. Class A	64,392	134,922
Fujian Foxit Software Development JSC Ltd. Class A	10,349	101,519
Fujian Snowman Co. Ltd. Class A (b)	59,600	62,776
Fujian Star-net Communication Co. Ltd. Class A	30,800	78,161
Fujian Yongfu Power Engineering Co. Ltd. Class A	1,700	6,398
Fulin Precision Co. Ltd. Class A	112,800	166,334
Funshine Culture Group Co. Ltd. Class A (b)	15,300	117,383
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (b)	892,300	186,716
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	37,900	209,550
Gaotu Techedu, Inc. ADR (b) (c)	116,553	421,922
GemPharmatech Co. Ltd. Class A	53,280	150,773
Genertec Universal Medical Group Co. Ltd. (e)	962,636	553,526
Genimous Technology Co. Ltd. Class A (b)	94,360	115,687
GEPIC Energy Development Co. Ltd. Class A	76,100	59,528
Getein Biotech, Inc. Class A	47,750	73,765
Giantec Semiconductor Corp. Class A	14,782	127,110
Global New Material International Holdings Ltd. (b) (c)	284,000	143,663
Globe Jiangsu Co. Ltd. Class A	45,200	110,324
Golden Solar New Energy Technology Holdings Ltd. (b) (c)	294,000	144,580
GoldenHome Living Co. Ltd. Class A	10,192	35,912
Goldenmax International Group Ltd. Class A	37,100	46,423
Great Chinasoft Technology Co. Ltd. Class A (b)	85,000	134,890
Great Microwave Technology Co. Ltd. Class A	16,660	159,988

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Greatoo Intelligent Equipment, Inc. Class A	225,600	$131,166
Greatview Aseptic Packaging Co. Ltd. (b)	462,725	110,221
Gree Real Estate Co. Ltd. Class A (b)	112,800	114,533
Greentown Management Holdings Co. Ltd. (e)	655,904	451,070
Greentown Service Group Co. Ltd. (c)	1,332,000	496,394
GRG Metrology & Test Group Co. Ltd. Class A	3,700	7,799
Guangdong Advertising Group Co. Ltd. Class A	137,100	106,860
Guangdong Aofei Data Technology Co. Ltd. Class A	76,967	114,468
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	127,400	79,260
Guangdong Chj Industry Co. Ltd. Class A	137,400	131,407
Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A (b)	108,600	75,648
Guangdong Dongpeng Holdings Co. Ltd. Class A	74,300	86,085
Guangdong Fangyuan New Materials Group Co. Ltd. Class A (b)	92,401	99,530
Guangdong Ganhua Science & Industry Co. Ltd. Class A (b)	86,701	113,238
Guangdong Golden Dragon Development, Inc. Class A (b)	42,800	88,177
Guangdong Great River Smarter Logistics Co. Ltd. Class A	51,500	140,239
Guangdong Guanghua Sci-Tech Co. Ltd. Class A (b)	18,800	39,260
Guangdong Guangzhou Daily Media Co. Ltd. Class A	184,800	119,383
Guangdong Highsun Group Co. Ltd. Class A (b)	208,000	58,422
Guangdong Hongtu Technology Holdings Co. Ltd. Class A (b)	49,600	106,088
Guangdong Huate Gas Co. Ltd. Class A	12,806	121,179
Guangdong Hybribio Biotech Co. Ltd. Class A	26,275	34,465
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	59,324	168,959
Guangdong Lvtong New Energy Electric Vehicle Technology Co. Ltd. Class A	16,800	97,111
Guangdong Lyric Robot Automation Co. Ltd. Class A	18,399	98,395
Security Description	Shares	Value
Guangdong Marubi Biotechnology Co. Ltd. Class A	22,300	$79,140
Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	349,800	125,269
Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A (b)	110,800	129,152
Guangdong Shenling Environmental Systems Co. Ltd. Class A	30,100	111,344
Guangdong Shirongzhaoye Co. Ltd. Class A (b)	129,900	114,748
Guangdong Shunkong Development Co. Ltd. Class A	27,200	57,910
Guangdong Sirio Pharma Co. Ltd. Class A	33,900	165,011
Guangdong South New Media Co. Ltd. Class A	18,100	98,322
Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	46,949	107,670
Guangdong Tapai Group Co. Ltd. Class A	292,800	291,131
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	70,700	144,665
Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	129,200	46,087
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	43,900	98,952
Guanghui Logistics Co. Ltd. Class A (b)	138,300	151,107
Guangxi Liugong Machinery Co. Ltd. Class A	101,520	96,094
Guangxi Radio & Television Information Network Corp. Ltd. Class A (b)	215,100	110,864
Guangzhou Grandbuy Co. Ltd. Class A (b)	132,500	117,416
Guangzhou Haoyang Electronic Co. Ltd. Class A	8,500	107,554
Guangzhou KDT Machinery Co. Ltd. Class A	23,860	59,444
Guangzhou Lingnan Group Holdings Co. Ltd. Class A (b)	89,600	112,116
Guangzhou Sanfu New Materials Technology Co. Ltd. Class A (b)	10,860	105,068
Guangzhou Sie Consulting Co. Ltd. Class A	21,980	67,231
Guangzhou Wondfo Biotech Co. Ltd. Class A	35,700	151,261
Guangzhou Zhiguang Electric Co. Ltd. Class A	40,900	39,518
Guilin Layn Natural Ingredients Corp. Class A	118,200	128,980

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	63,900	$130,033
Guizhou Aviation Technical Development Co. Ltd. Class A	15,082	101,181
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A (b)	73,200	83,371
Guizhou Broadcasting & TV Information Network Co. Ltd. Class A (b)	96,800	121,805
Guizhou Chanhen Chemical Corp. Class A	47,900	127,812
Guizhou Chitianhua Co. Ltd. Class A (b)	427,500	157,898
Guizhou Panjiang Refined Coal Co. Ltd. Class A	199,400	172,780
Guizhou Qianyuan Power Co. Ltd. Class A	35,700	69,138
Guizhou Zhenhua E-chem, Inc. Class A	45,552	131,143
Guizhou Zhongyida Co. Ltd. Class A (b)	90,300	119,079
Guizhou Zhongyida Co. Ltd. Class B (b)	106,700	24,221
Guomai Technologies, Inc. Class A	21,700	22,917
Haichang Ocean Park Holdings Ltd. (b) (c) (e)	2,691,000	327,391
Haima Automobile Co. Ltd. Class A (b)	262,000	180,662
Hainan Development Holdings Nanhai Co. Ltd. Class A (b)	1,600	2,040
Hainan Haiqi Transportation Group Co. Ltd. Class A (b)	51,000	131,787
Hainan Jinpan Smart Technology Co. Ltd. Class A	33,281	167,466
Hainan Meilan International Airport Co. Ltd. Class H (b)	4,940	4,384
Hainan Mining Co. Ltd. Class A	131,300	121,516
Hainan Poly Pharm Co. Ltd. Class A	23,200	73,699
Hainan Strait Shipping Co. Ltd. Class A	191,700	156,955
Haitong UniTrust International Leasing Co. Ltd. Class H (c) (e)	762,000	80,020
Halo Microelectronics Co. Ltd. Class A (b)	46,104	113,891
Hand Enterprise Solutions Co. Ltd. Class A	102,400	119,505
Hangxiao Steel Structure Co. Ltd. Class A	232,300	107,332
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A	14,200	129,823
Hangzhou Dptech Technologies Co. Ltd. Class A	48,650	100,981
Security Description	Shares	Value
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	27,100	$87,459
Hangzhou Greenda Electronic Materials Co. Ltd. Class A	27,200	97,751
Hangzhou Haoyue Personal Care Co. Ltd. Class A	11,600	62,182
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	10,932	153,388
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (b)	193,800	71,036
Hangzhou Onechance Tech Corp. Class A	6,000	20,198
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (b) (c) (e)	108,000	143,566
Hangzhou Shunwang Technology Co. Ltd. Class A	58,200	114,429
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	311,443	287,969
Hangzhou Weiguang Electronic Co. Ltd. Class A	42,500	129,817
Harbin Electric Co. Ltd. Class H	464,000	123,004
Harbin Gloria Pharmaceuticals Co. Ltd. Class A (b)	501,200	176,672
Harbin Hatou Investment Co. Ltd. Class A (b)	202,400	161,736
HBIS Resources Co. Ltd. Class A	42,400	100,037
HBM Holdings Ltd. (b) (e)	81,842	20,333
Health & Happiness H&H International Holdings Ltd.	249,000	385,846
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	48,500	88,614
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	99,076	154,306
Hefei Urban Construction Development Co. Ltd. Class A	33,800	30,427
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	71,400	121,931
Helens International Holdings Co. Ltd. (c)	361,000	176,142
Hello Group, Inc. ADR	111,011	771,526
Henan Liliang Diamond Co. Ltd. Class A	29,200	132,455
Henan Lingrui Pharmaceutical Co. Class A	39,900	95,875
Henan Mingtai Al Industrial Co. Ltd. Class A	75,600	120,398
Henan Yicheng New Energy Co. Ltd. Class A (b)	213,200	144,916
Henan Yuguang Gold & Lead Co. Ltd. Class A	67,600	57,436

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Henan Yuneng Holdings Co. Ltd. Class A (b)	2,800	$1,718
Henan Zhongfu Industry Co. Ltd. Class A (b)	350,700	171,395
Hengdian Group Tospo Lighting Co. Ltd. Class A	63,300	114,233
Hengtong Logistics Co. Ltd. Class A	95,200	131,959
Hesai Group ADR (b) (c)	35,286	314,398
Hexing Electrical Co. Ltd. Class A	50,300	205,068
Hezong Sience&Technology Co. Ltd. Class A (b)	65,100	34,284
Hichain Logistics Co. Ltd. Class A	55,600	185,916
Hiecise Precision Equipment Co. Ltd. Class A	41,300	169,652
Hiroca Holdings Ltd.	21,000	29,354
HitGen, Inc. Class A (b)	59,196	124,617
HMT Xiamen New Technical Materials Co. Ltd. Class A	31,100	118,406
Holitech Technology Co. Ltd. Class A (b)	296,500	113,260
Holly Futures Co. Ltd. Class A	10,100	15,858
Hollysys Automation Technologies Ltd. (b) (c)	50,524	1,331,307
Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou Class A (b)	268,200	118,269
Hope Education Group Co. Ltd. (b) (c) (e)	1,528,597	70,473
Hua Medicine (b) (e)	181,398	45,764
Huabao Flavours & Fragrances Co. Ltd. Class A	41,100	123,578
Huangshan Tourism Development Co. Ltd. Class B (b)	321,361	231,059
Huapont Life Sciences Co. Ltd. Class A	19,600	12,827
Huatu Cendes Co. Ltd. Class A	14,600	173,606
Huawen Media Group Class A (b)	475,600	145,607
Huayi Brothers Media Corp. Class A (b)	304,700	114,681
Huazhong In-Vehicle Holdings Co. Ltd. (c)	747,687	224,061
Hubei Broadcasting & Television Information Network Co. Ltd. Class A (b)	165,000	111,227
Hubei Yihua Chemical Industry Co. Ltd. Class A	85,200	125,157
Hunan Aihua Group Co. Ltd. Class A	23,100	69,813
Hunan Corun New Energy Co. Ltd. Class A (b)	190,300	131,488
Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	157,900	71,182
Security Description	Shares	Value
Hunan Friendship & Apollo Commercial Co. Ltd. Class A (b)	276,000	$156,206
Hunan Jiudian Pharmaceutical Co. Ltd. Class A	8,200	38,267
Hunan New Wellful Co. Ltd. Class A (b)	102,100	149,839
Hunan Sokan New Materials Co. Ltd. Class A	14,698	111,340
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	147,500	113,516
Hunan Zhongke Electric Co. Ltd. Class A	82,100	121,525
HUYA, Inc. ADR (b)	78,024	285,568
Hwa Create Co. Ltd. Class A (b)	50,300	171,867
Hybio Pharmaceutical Co. Ltd. Class A (b)	97,300	185,565
Hymson Laser Technology Group Co. Ltd. Class A	19,473	97,630
Hytera Communications Corp. Ltd. Class A (b)	77,200	64,509
HyUnion Holding Co. Ltd. Class A (b)	42,800	40,031
IAT Automobile Technology Co. Ltd. Class A (b)	33,600	64,882
iDreamSky Technology Holdings Ltd. (b) (c) (e)	918,480	271,714
I-Mab ADR (b) (c)	5,508	10,465
Immunotech Biopharm Ltd. (b)	7,109	4,552
Infotmic Co. Ltd. Class A (b)	122,400	116,545
Inkeverse Group Ltd. (b)	827,494	87,957
Inmyshow Digital Technology Group Co. Ltd. Class A	155,800	129,312
Inner Mongolia Furui Medical Science Co. Ltd. Class A	32,500	198,954
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A	15,300	33,305
Inner Mongolia Yitai Coal Co. Ltd. Class B (b)	981,784	1,512,929
InnoCare Pharma Ltd. (b) (c) (e)	574,000	506,478
Innuovo Technology Co. Ltd. Class A	55,800	48,821
Intron Technology Holdings Ltd. (c)	521,172	148,171
IReader Technology Co. Ltd. Class A	40,800	113,910
Jacobio Pharmaceuticals Group Co. Ltd. (b) (e)	274,990	127,484
Jade Bird Fire Co. Ltd. Class A	67,200	130,614
Jangho Group Co. Ltd. Class A	106,600	99,705
JF Wealth Holdings Ltd. (c)	69,500	105,916
Jiajiayue Group Co. Ltd. Class A	41,100	75,440

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Jiangling Motors Corp. Ltd. Class A	19,900	$53,183
Jiangshan Oupai Door Industry Co. Ltd. Class A	21,600	90,063
Jiangsu Ankura Smart Transmission Engineering Technology Co. Ltd. Class A (b)	9,600	40,931
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	143,300	133,024
Jiangsu Azure Corp. Class A	120,100	143,703
Jiangsu Boamax Technologies Group Co. Ltd. Class A (b)	53,900	66,461
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	26,700	105,741
Jiangsu Cnano Technology Co. Ltd. Class A	38,035	155,118
Jiangsu Dagang Co. Ltd. Class A (b)	51,200	109,654
Jiangsu Guomao Reducer Co. Ltd. Class A	56,400	130,533
Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	19,400	161,154
Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	61,000	78,899
Jiangsu High Hope International Group Corp. Class A	315,600	135,182
Jiangsu Hongdou Industrial Co. Ltd. Class A	300,000	117,546
Jiangsu Huachang Chemical Co. Ltd. Class A	41,800	44,321
Jiangsu Huahong Technology Stock Co. Ltd. Class A	86,600	137,429
Jiangsu Huaxicun Co. Ltd. Class A	89,900	102,265
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	215,500	107,438
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	68,100	151,778
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	49,400	142,360
Jiangsu Leili Motor Co. Ltd. Class A	28,200	119,840
Jiangsu Lopal Tech Co. Ltd. Class A (b)	70,700	123,715
Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	82,000	201,873
Jiangsu Shagang Co. Ltd. Class A	110,500	59,280
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	102,000	116,173
Jiangsu Sidike New Material Science & Technology Co. Ltd. Class A	22,120	43,708
Jiangsu Tianmu Lake Tourism Co. Ltd. Class A (b)	37,300	96,228
Security Description	Shares	Value
Jiangsu ToLand Alloy Co. Ltd. Class A	28,900	$122,571
Jiangsu Transimage Technology Co. Ltd. Class A	38,100	113,541
Jiangsu Yahong Meditech Co. Ltd. Class A (b)	84,114	127,342
Jiangsu Zeyu Intelligent Electric Power Co. Ltd. Class A	6,900	25,146
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	162,760	88,688
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b)	253,400	46,263
Jiangsu Zongyi Co. Ltd. Class A (b)	195,500	134,807
Jiangxi Black Cat Carbon Black Co. Ltd. Class A (b)	74,900	122,018
Jiangxi Fushine Pharmaceutical Co. Ltd. Class A (b)	2,900	3,812
Jiangxi Ganneng Co. Ltd. Class A (b)	22,100	24,022
Jiangxi GETO New Materials Corp. Ltd. Class A	48,386	86,503
Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	83,600	122,924
Jiangxi Hungpai New Material Co. Ltd. Class A	106,200	123,343
Jiangxi Jovo Energy Co. Ltd. Class A	57,400	225,147
Jiangxi Wannianqing Cement Co. Ltd. Class A	306,000	294,801
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	33,300	116,213
Jiangyin Jianghua Microelectronics Materials Co. Ltd. Class A	49,200	110,691
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A (b)	388,900	129,440
Jiangzhong Pharmaceutical Co. Ltd. Class A	36,800	107,910
Jianmin Pharmaceutical Group Co. Ltd. Class A	13,600	124,624
Jianshe Industry Group Yunnan Co. Ltd. Class A (b)	67,800	108,166
Jiayou International Logistics Co. Ltd. Class A	55,100	122,726
Jilin Chemical Fibre Class A (b)	126,500	51,697
Jilin Electric Power Co. Ltd. Class A	270,000	166,840
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (b)	576,300	115,736
Jilin Yatai Group Co. Ltd. Class A (b)	706,500	193,477
Jin Tong Ling Technology Group Co. Ltd. Class A (b)	80,600	30,222
Jinan Acetate Chemical Co. Ltd. (c)	34,230	890,032

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Jinghua Pharmaceutical Group Co. Ltd. Class A	41,800	$52,070
Jinhong Gas Co. Ltd. Class A	41,744	141,226
Jinhui Liquor Co. Ltd. Class A	44,400	153,516
Jinke Properties Group Co. Ltd. Class A (b)	285,000	72,445
Jinke Smart Services Group Co. Ltd. Class H (b) (c)	220,900	312,316
JinkoSolar Holding Co. Ltd. ADR (c)	32,852	1,213,553
Jinlei Technology Co. Ltd. Class A	2,200	8,524
Jinneng Holding Shanxi Electric Power Co. Ltd. Class A (b)	190,500	80,528
Jinneng Science&Technology Co. Ltd. Class A	34,700	39,327
Jinxin Fertility Group Ltd. (b) (c) (e)	1,868,000	801,404
Jinyu Bio-Technology Co. Ltd. Class A	121,400	183,619
Jishi Media Co. Ltd. Class A (b)	567,900	145,153
Jiuzhitang Co. Ltd. Class A	62,000	88,116
JNBY Design Ltd.	104,770	140,882
Joeone Co. Ltd. Class A	85,000	119,014
Jointo Energy Investment Co. Ltd. Hebei Class A	110,600	77,817
Jolywood Suzhou Sunwatt Co. Ltd. Class A	85,100	123,576
Joyoung Co. Ltd. Class A	38,900	69,435
JS Corrugating Machinery Co. Ltd. Class A (b)	49,700	110,908
JSTI Group Class A	41,900	32,070
Juneyao Grand Healthy Drinks Co. Ltd. Class A	77,200	135,956
Jushri Technologies, Inc. Class A	35,423	75,019
JW Cayman Therapeutics Co. Ltd. (b) (c) (e)	42,350	12,257
Kaili Catalyst & New Materials Co. Ltd. Class A	17,829	92,668
Kaishan Group Co. Ltd. Class A	99,700	220,666
Kama Co. Ltd. Class B (b)	260,800	80,848
Kandi Technologies Group, Inc. (b)	52,641	147,395
Kangji Medical Holdings Ltd. (c)	314,069	281,146
KBC Corp. Ltd. Class A	13,421	131,748
KEDE Numerical Control Co. Ltd. Class A (b)	10,767	115,599
Keeson Technology Corp. Ltd. Class A (b)	15,724	26,322
Keli Sensing Technology Ningbo Co. Ltd. Class A	28,300	143,038
Keshun Waterproof Technologies Co. Ltd. Class A	69,000	59,498
Keymed Biosciences, Inc. (b) (c) (e)	148,500	933,765
Security Description	Shares	Value
Kidswant Children Products Co. Ltd. Class A (b)	92,400	$106,537
Kinetic Development Group Ltd.	1,464,000	103,118
Kingsoft Cloud Holdings Ltd. (b) (c)	1,439,895	370,644
Kintor Pharmaceutical Ltd. (b) (e)	147,000	30,686
Konka Group Co. Ltd. Class A (b)	547,000	320,337
KPC Pharmaceuticals, Inc. Class A	39,600	116,009
Kuaijishan Shaoxing Wine Co. Ltd. Class A	25,100	37,858
Kuangda Technology Group Co. Ltd. Class A	184,800	127,948
Kunshan GuoLi Electronic Technology Co. Ltd. Class A	14,624	101,415
Kunshan Huguang Auto Harness Co. Ltd. Class A (b)	61,100	170,757
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	31,100	132,906
Kunwu Jiuding Investment Holdings Co. Ltd. Class A	67,600	134,144
KWG Group Holdings Ltd. (b) (c)	1,298,500	93,124
KWG Living Group Holdings Ltd. (b) (c)	84,734	5,100
Laekna, Inc. (b)	42,500	108,311
Lancy Co. Ltd. Class A (b)	38,700	104,514
Lanzhou Lishang Guochao Industrial Group Co. Ltd. Class A (b)	153,300	114,535
Lanzhou LS Heavy Equipment Co. Ltd. Class A (b)	129,600	112,116
Lecron Industrial Development Group Co. Ltd. Class A (b)	117,300	108,724
Lee & Man Paper Manufacturing Ltd.	2,122,000	622,315
Lemtech Holdings Co. Ltd.	6,336	16,887
Lepu Biopharma Co. Ltd. Class H (b) (c) (e)	334,000	180,077
LEPU ScienTech Medical Technology Shanghai Co. Ltd. Class H (b) (c)	45,000	156,751
LexinFintech Holdings Ltd. ADR	59,438	109,366
LianChuang Electronic Technology Co. Ltd. Class A	110,700	158,729
Lianhe Chemical Technology Co. Ltd. Class A	153,100	153,302
Liao Ning Oxiranchem, Inc. Class A (b)	37,400	36,609
Liaoning Chengda Biotechnology Co. Ltd. Class A	54,333	248,064
Lifetech Scientific Corp. (b) (c)	3,154,000	949,203
Ligao Foods Co. Ltd. Class A	10,700	72,955

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Lihuayi Weiyuan Chemical Co. Ltd. Class A	67,500	$170,158
Lily Group Co. Ltd. Class A	82,043	113,376
Linewell Software Co. Ltd. Class A	67,500	121,528
LingNan Eco&Culture-Tourism Co. Ltd. Class A (b)	247,100	112,088
Linklogis, Inc. Class B (c) (e)	494,500	100,058
Linktel Technologies Co. Ltd. Class A	9,300	136,811
Loncin Motor Co. Ltd. Class A	242,500	175,730
Longhua Technology Group Luoyang Co. Ltd. Class A	50,000	49,434
Lonking Holdings Ltd.	1,959,000	306,072
Lu Thai Textile Co. Ltd. Class B	81,635	50,286
Lucky Harvest Co. Ltd. Class A	22,000	127,200
Luolai Lifestyle Technology Co. Ltd. Class A	88,300	115,202
Luoniushan Co. Ltd. Class A	1,500	1,216
Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A (b)	12,300	9,259
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	30,400	135,892
Lushang Freda Pharmaceutical Co. Ltd. Class A (b)	70,300	95,075
Luyang Energy-Saving Materials Co. Ltd.	200	400
Luye Pharma Group Ltd. (b) (c) (e)	1,820,221	869,486
LVGEM China Real Estate Investment Co. Ltd. (b) (c)	1,428,000	142,644
Mabwell Shanghai Bioscience Co. Ltd. Class A (b)	45,476	208,776
Maccura Biotechnology Co. Ltd. Class A	31,900	67,513
Macmic Science & Technology Co. Ltd. Class A	15,927	92,803
Malion New Materials Co. Ltd. Class A (b)	77,000	87,483
Maoyan Entertainment (b) (e)	362,396	416,763
Maoye Commercial Co. Ltd. Class A	228,500	117,128
Marssenger Kitchenware Co. Ltd. Class A	49,200	112,211
Maxvision Technology Corp. Class A	23,700	114,929
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,700	56,710
Medlive Technology Co. Ltd. (c) (e)	136,500	148,238
Mega-info Media Co. Ltd. Class A	41,100	110,476
Meitu, Inc. (c) (e)	1,966,598	906,667
M-Grass Ecology & Environment Group Co. Ltd. Class A	22,000	11,586
Microport Cardioflow Medtech Corp. (b) (c) (e)	535,000	110,994
Security Description	Shares	Value
MicroPort NeuroTech Ltd. (b) (c)	47,000	$73,673
Micro-Tech Nanjing Co. Ltd. Class A	13,715	186,447
Midea Real Estate Holding Ltd. (c) (e)	359,600	247,300
Milkyway Chemical Supply Chain Service Co. Ltd. Class A	16,170	120,833
Ming Yuan Cloud Group Holdings Ltd. (b) (c)	958,000	353,336
Mingchen Health Co. Ltd. Class A	24,750	89,120
Mingyue Optical Lens Co. Ltd. Class A	12,600	74,072
Minmetals Development Co. Ltd. Class A (b)	111,400	146,748
MLS Co. Ltd. Class A	137,900	167,713
Mobvista, Inc. (b) (e)	325,399	120,849
Monalisa Group Co. Ltd. Class A	23,800	45,256
Montnets Cloud Technology Group Co. Ltd. Class A (b)	49,300	77,198
Moon Environment Technology Co. Ltd. Class A	35,800	68,225
Morimatsu International Holdings Co. Ltd. (b)	412,000	290,195
Mubang High-Tech Co. Ltd. Class A (b)	38,600	97,088
NanJi E-Commerce Co. Ltd. Class A (b)	163,000	89,047
Nanjing Chervon Auto Precision Technology Co. Ltd. Class A (b)	62,800	127,089
Nanjing Cosmos Chemical Co. Ltd. Class A	13,200	115,361
Nanjing Develop Advanced Manufacturing Co. Ltd. Class A	32,580	122,714
Nanjing Gaoke Co. Ltd. Class A	37,700	31,979
Nanjing Hanrui Cobalt Co. Ltd. Class A	39,800	158,125
Nanjing Vazyme Biotech Co. Ltd. Class A	37,245	167,484
Nantong Jiangshan Agrochemical & Chemical LLC Class A	44,395	108,484
Nanya New Material Technology Co. Ltd. Class A	34,523	124,893
Nayuki Holdings Ltd. (b) (c)	490,000	198,923
NetDragon Websoft Holdings Ltd.	238,000	377,335
Neusoft Corp. Class A (b)	140,300	182,256
New Guomai Digital Culture Co. Ltd. Class A (b)	94,500	152,222
New Hope Dairy Co. Ltd. Class A	44,500	71,744

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
New Horizon Health Ltd. (b) (c) (e)	184,500	$546,987
New Journey Health Technology Group Co. Ltd. Class A (b)	260,400	110,807
Newborn Town, Inc. (b)	179,315	44,550
Ningbo Boway Alloy Material Co. Ltd. Class A	61,600	134,349
Ningbo Dechang Electrical Machinery Made Co. Ltd. Class A	48,300	154,995
Ningbo Huaxiang Electronic Co. Ltd. Class A	40,700	74,363
Ningbo Peacebird Fashion Co. Ltd. Class A	19,900	47,734
Ningbo Yongxin Optics Co. Ltd. Class A	10,900	152,082
Ningbo Yunsheng Co. Ltd. Class A	152,700	166,626
Ningbo Zhenyu Technology Co. Ltd. Class A	900	6,974
Ningxia Western Venture Industrial Co. Ltd. Class A (b)	185,900	126,099
Ningxia Zhongyin Cashmere Co. Ltd. Class A (b)	226,500	46,759
Niu Technologies ADR (b) (c)	16,578	36,306
NKY Medical Holdings Ltd. Class A	2,800	7,094
Noah Holdings Ltd. ADR	50,282	694,394
North China Pharmaceutical Co. Ltd. Class A (b)	189,700	151,854
North Copper Co. Ltd. Class A (b)	79,800	65,000
North Huajin Chemical Industries Co. Ltd. Class A	79,000	60,909
Northking Information Technology Co. Ltd. Class A	45,808	119,528
Novogene Co. Ltd. Class A	39,358	129,008
Novoray Corp. Class A	19,342	143,830
NSFOCUS Technologies Group Co. Ltd. Class A	47,700	63,170
Nuode New Materials Co. Ltd. Class A	217,600	172,354
NYOCOR Co. Ltd. Class A	168,800	145,080
Obio Technology Shanghai Corp. Ltd. Class A (b)	90,500	114,259
Ocean's King Lighting Science & Technology Co. Ltd. Class A	47,600	54,949
Ocumension Therapeutics (b) (c) (e)	148,564	127,092
OK Science & Technology Co. Ltd. Class A (b)	3,000	25,932
Olympic Circuit Technology Co. Ltd. Class A	26,670	68,467
Opple Lighting Co. Ltd. Class A	16,200	39,541
ORG Technology Co. Ltd. Class A	115,500	67,153
Orient Group, Inc. Class A (b)	247,300	69,113
Security Description	Shares	Value
Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	49,500	$189,363
PCI Technology Group Co. Ltd. Class A (b)	137,400	110,374
Peijia Medical Ltd. (b) (e)	456,000	431,558
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (b)	613,600	137,876
Pengxin International Mining Co. Ltd. Class A (b)	271,800	114,131
PharmaBlock Sciences Nanjing, Inc. Class A	20,400	112,506
PhiChem Corp. Class A	26,100	57,767
PNC Process Systems Co. Ltd. Class A	36,400	131,377
POCO Holding Co. Ltd. Class A	11,160	82,862
Poly Property Group Co. Ltd.	2,754,000	560,778
Poly Union Chemical Holding Group Co. Ltd. Class A (b)	92,100	111,364
Pony Testing International Group Co. Ltd. Class A	20,330	33,719
Powerlong Commercial Management Holdings Ltd. (c)	49,500	17,686
Powerwin Tech Group Ltd. (b)	200,000	136,005
Primarius Technologies Co. Ltd. Class A	32,422	99,261
Pulike Biological Engineering, Inc. Class A	42,600	135,507
Puya Semiconductor Shanghai Co. Ltd. Class A (b)	8,584	118,117
Puyang Huicheng Electronic Material Co. Ltd. Class A	52,700	129,149
Q Technology Group Co. Ltd. (b) (c)	222,137	126,309
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	74,300	112,171
Qingdao Ainnovation Technology Group Co. Ltd. Class H (b) (c) (e)	158,300	187,927
Qingdao Baheal Pharmaceutical Co. Ltd. Class A	38,900	195,904
Qingdao Citymedia Co. Ltd. Class A	117,100	124,162
Qingdao East Steel Tower Stock Co. Ltd. Class A	53,600	53,821
Qingdao Eastsoft Communication Technology Co. Ltd. Class A	21,200	44,927
Qingdao Gon Technology Co. Ltd. Class A	16,500	49,635
Qingdao Haier Biomedical Co. Ltd. Class A	28,697	163,301
Qingdao Hiron Commercial Cold Chain Co. Ltd. Class A	1,680	3,577
Qingdao NovelBeam Technology Co. Ltd. Class A	17,474	130,627

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	9,900	$9,941
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	11,871	119,417
Qingdao Zhongzi Zhongcheng Group Co. Ltd. Class A (b)	117,600	110,323
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	25,600	48,931
Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A (b)	106,600	115,723
QuakeSafe Technologies Co. Ltd. Class A	50,700	123,749
QuantumCTek Co. Ltd. Class A (b)	7,311	131,320
Qudian, Inc. ADR (b) (c)	158,561	323,464
Quechen Silicon Chemical Co. Ltd. Class A	71,200	146,288
Quectel Wireless Solutions Co. Ltd. Class A	24,800	187,203
R&G PharmaStudies Co. Ltd. Class A	14,200	128,587
Rainbow Digital Commercial Co. Ltd. Class A	44,900	34,870
Realcan Pharmaceutical Group Co. Ltd. Class A (b)	255,000	117,104
Redco Properties Group Ltd. (b) (c) (e) (f)	552,000	47,010
Renhe Pharmacy Co. Ltd. Class A	61,800	57,542
Rianlon Corp. Class A	9,300	38,607
Richinfo Technology Co. Ltd. Class A	38,200	109,816
Rigol Technologies Co. Ltd. Class A	17,761	109,425
RiseSun Real Estate Development Co. Ltd. Class A (b)	276,800	66,473
Rising Nonferrous Metals Share Co. Ltd. Class A (b)	30,000	149,355
RoboTechnik Intelligent Technology Co. Ltd. Class A	12,800	146,307
Rongan Property Co. Ltd. Class A	295,200	101,570
RongFa Nuclear Equipment Co. Ltd. Class A (b)	143,700	108,573
Roshow Technology Co. Ltd. Class A (b)	198,100	172,488
Ruida Futures Co. Ltd. Class A	600	1,256
Runjian Co. Ltd. Class A	9,400	55,088
Sanbo Hospital Management Group Ltd. Class A (b)	13,200	115,713
SanFeng Intelligent Equipment Group Co. Ltd. Class A (b)	268,300	151,471
Sanhe Tongfei Refrigeration Co. Ltd. Class A	20,000	125,018
Security Description	Shares	Value
Sanjiang Shopping Club Co. Ltd. Class A	67,300	$102,643
Sansure Biotech, Inc. Class A	52,737	144,792
SCE Intelligent Commercial Management Holdings Ltd. (b) (c)	366,000	24,373
SciClone Pharmaceuticals Holdings Ltd. (c) (e)	235,480	419,781
Seazen Group Ltd. (b)	2,126,000	345,777
Semitronix Corp. Class A	14,700	154,275
Shaanxi Heimao Coking Co. Ltd. Class A	109,200	68,704
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	48,386	146,709
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	73,612	136,357
Shandong Bohui Paper Industrial Co. Ltd. Class A	42,500	37,065
Shandong Chenming Paper Holdings Ltd. Class A (b)	15,400	8,391
Shandong Chenming Paper Holdings Ltd. Class B (b)	419,600	85,978
Shandong Chenming Paper Holdings Ltd. Class H (b)	296,000	75,814
Shandong Dawn Polymer Co. Ltd. Class A	4,100	7,376
Shandong Denghai Seeds Co. Ltd. Class A (b)	95,800	177,995
Shandong Dongyue Organosilicon Material Co. Ltd. Class A	136,600	159,225
Shandong Hi-Speed New Energy Group Ltd. (b) (c)	167,000	46,196
Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	93,600	74,138
Shandong Humon Smelting Co. Ltd. Class A (b)	48,700	73,728
Shandong Intco Recycling Resources Co. Ltd. Class A	37,534	126,930
Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	9,700	22,695
Shandong Jinjing Science & Technology Co. Ltd. Class A	134,900	126,553
Shandong Kaisheng New Materials Co. Ltd. Class A	44,100	132,660
Shandong Longda Meishi Co. Ltd. Class A (b)	128,300	145,947
Shandong Molong Petroleum Machinery Co. Ltd. Class A (b)	180,500	115,084
Shandong Sanyuan Biotechnology Co. Ltd. Class A	36,600	148,444
Shandong Sinobioway Biomedicine Co. Ltd. Class A (b)	64,000	131,225
Shandong WIT Dyne Health Co. Ltd. Class A	8,600	34,977

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shandong Xiantan Co. Ltd. Class A	35,100	$34,703
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	49,410	141,417
Shandong Xinhua Pharmaceutical Co. Ltd. Class H (c)	90,000	66,619
Shandong Yabo Technology Co. Ltd. Class A (b)	330,700	112,856
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A (b)	65,300	98,675
Shandong Yulong Gold Co. Ltd. Class A	91,300	137,323
Shanghai Acrel Co. Ltd. Class A	30,600	111,431
Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A (b)	162,600	150,484
Shanghai AJ Group Co. Ltd. Class A	89,100	63,816
Shanghai Allist Pharmaceuticals Co. Ltd. Class A (b)	36,003	210,640
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A (b)	15,988	139,277
Shanghai AtHub Co. Ltd. Class A	25,200	70,144
Shanghai Baolong Automotive Corp. Class A	21,400	169,503
Shanghai Baosteel Packaging Co. Ltd. Class A	167,800	120,891
Shanghai Bolex Foods Technology Co. Ltd. Class A	42,300	100,454
Shanghai Bright Power Semiconductor Co. Ltd. Class A (b)	3,496	52,995
Shanghai Chicmax Cosmetic Co. Ltd. (c)	29,000	96,561
Shanghai Chinafortune Co. Ltd. Class A	83,300	164,597
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	319,900	142,995
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	651,600	276,358
Shanghai Electric Wind Power Group Co. Ltd. Class A (b)	301,025	217,295
Shanghai Feilo Acoustics Co. Ltd. Class A (b)	281,300	142,218
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	44,737	90,346
Shanghai Film Co. Ltd. Class A (b)	41,000	148,728
Shanghai Foreign Service Holding Group Co. Ltd. Class A	234,100	157,807
Security Description	Shares	Value
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class A	4,210	$5,457
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	101,000	32,983
Shanghai Fullhan Microelectronics Co. Ltd. Class A	19,800	118,011
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	25,500	102,027
Shanghai Gentech Co. Ltd. Class A (b)	22,956	127,763
Shanghai Guijiu Co. Ltd. Class A (b)	39,800	100,554
Shanghai Haixin Group Co. Class B	389,108	126,071
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	45,100	140,989
Shanghai Haohai Biological Technology Co. Ltd. Class A	8,760	133,222
Shanghai Haohai Biological Technology Co. Ltd. Class H (c) (e)	43,900	226,568
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	17,473	127,748
Shanghai Henlius Biotech, Inc. Class H (b) (e)	77,400	137,780
Shanghai Hiuv New Materials Co. Ltd. Class A	11,177	103,049
Shanghai Holystar Electrical Technology Co. Ltd. Class A	33,810	134,896
Shanghai Huafon Aluminium Corp. Class A	66,600	167,889
Shanghai Huayi Group Co. Ltd. Class A	278,400	251,790
Shanghai Industrial Development Co. Ltd. Class A	208,400	102,143
Shanghai Industrial Holdings Ltd.	475,062	589,527
Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	87,700	38,588
Shanghai Jinjiang International Travel Co. Ltd. Class B	73,900	87,941
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	109,000	154,761
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	84,100	68,289
Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	45,200	42,213

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Kehua Bio-Engineering Co. Ltd. Class A	99,600	$159,179
Shanghai Liangxin Electrical Co. Ltd. Class A	112,400	139,383
Shanghai Lily & Beauty Cosmetics Co. Ltd. Class A (b)	31,000	43,144
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	143,700	130,767
Shanghai Medicilon, Inc. Class A	12,363	118,723
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	4,580	125,187
Shanghai Milkground Food Tech Co. Ltd. Class A (b)	58,100	131,122
Shanghai New Power Automotive Technology Co. Ltd. Class A (b)	293,900	243,933
Shanghai Pret Composites Co. Ltd. Class A	94,000	173,595
Shanghai Pudong Construction Co. Ltd. Class A	107,125	94,780
Shanghai QiFan Cable Co. Ltd. Class A	12,700	34,387
Shanghai Runda Medical Technology Co. Ltd. Class A	32,300	92,310
Shanghai Sanyou Medical Co. Ltd. Class A	42,069	115,207
Shanghai Shibei Hi-Tech Co. Ltd. Class B	472,800	76,121
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	16,000	79,139
Shanghai SMI Holding Co. Ltd. Class A	242,500	126,008
Shanghai Taisheng Wind Power Equipment Co. Ltd. Class A	104,400	157,906
Shanghai Tianchen Co. Ltd. Class A	81,200	107,193
Shanghai Titan Scientific Co. Ltd. Class A	15,037	97,880
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	41,000	53,549
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	205,900	285,113
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	85,400	54,485
Shanghai Yaoji Technology Co. Ltd. Class A	30,700	95,800
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	14,915	134,056
Security Description	Shares	Value
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	86,300	$56,963
Shannon Semiconductor Technology Co. Ltd. Class A	31,400	149,005
Shantou Wanshun New Material Group Co. Ltd. Class A	126,200	109,352
Shantui Construction Machinery Co. Ltd. Class A	58,600	40,654
Shanxi Blue Flame Holding Co. Ltd. Class A	64,600	64,504
Shanxi Zhendong Pharmaceutical Co. Ltd. Class A (b)	65,100	61,712
Shanying International Holding Co. Ltd. Class A (b)	291,700	79,473
Sharetronic Data Technology Co. Ltd. Class A	6,300	46,883
Shengda Resources Co. Ltd. Class A (b)	36,300	56,332
Shengyi Electronics Co. Ltd. Class A	88,580	141,442
Shenzhen Agricultural Products Group Co. Ltd. Class A	82,800	75,235
Shenzhen Aisidi Co. Ltd. Class A	52,900	69,017
Shenzhen Baoming Technology Co. Ltd. Class A (b)	13,100	143,499
Shenzhen Bauing Construction Holding Group Co. Ltd. Class A (b)	309,200	125,493
Shenzhen Bingchuan Network Co. Ltd. Class A	7,200	28,009
Shenzhen Bioeasy Biotechnology Co. Ltd. Class A	16,100	26,432
Shenzhen Center Power Tech Co. Ltd. Class A	22,800	48,158
Shenzhen Centralcon Investment Holding Co. Ltd. Class A	119,700	96,492
Shenzhen Cereals Holdings Co. Ltd. Class A	93,165	98,652
Shenzhen Changhong Technology Co. Ltd. Class A	34,400	88,795
Shenzhen Chipscreen Biosciences Co. Ltd. Class A (b)	44,474	137,096
Shenzhen Click Technology Co. Ltd. Class A	25,400	50,118
Shenzhen Clou Electronics Co. Ltd. Class A (b)	155,200	122,275
Shenzhen Colibri Technologies Co. Ltd. Class A	12,000	32,374
Shenzhen Das Intellitech Co. Ltd. Class A	86,093	38,932
Shenzhen Deren Electronic Co. Ltd. Class A (b)	62,000	85,156

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen Everwin Precision Technology Co. Ltd. Class A (b)	107,000	$199,105
Shenzhen Fenda Technology Co. Ltd. Class A (b)	180,600	125,547
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (b)	12,900	58,571
Shenzhen FRD Science & Technology Co. Ltd. Class A (b)	33,800	85,775
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	105,500	132,605
Shenzhen Gongjin Electronics Co. Ltd. Class A	14,900	18,749
Shenzhen H&T Intelligent Control Co. Ltd. Class A	98,000	196,672
Shenzhen Hello Tech Energy Co. Ltd. Class A	14,300	153,431
Shenzhen Hemei Group Co. Ltd. Class A (b)	172,500	121,370
Shenzhen Heungkong Holding Co. Ltd. Class A	425,000	103,854
Shenzhen Honor Electronic Co. Ltd. Class A	17,600	109,422
Shenzhen Hopewind Electric Co. Ltd. Class A	39,800	139,735
Shenzhen Huaqiang Industry Co. Ltd. Class A	121,200	191,827
Shenzhen Infinova Ltd. Class A (b)	104,200	118,825
Shenzhen Infogem Technologies Co. Ltd. Class A (b)	56,600	113,826
Shenzhen Investment Ltd.	2,874,000	423,267
Shenzhen Jinjia Group Co. Ltd. Class A	175,800	132,580
Shenzhen JPT Opto-Electronics Co. Ltd. Class A	11,744	152,643
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	61,800	100,417
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	21,800	56,026
Shenzhen Leaguer Co. Ltd. Class A	87,900	98,139
Shenzhen Lifotronic Technology Co. Ltd. Class A	46,765	147,836
Shenzhen Longtech Smart Control Co. Ltd. Class A	7,500	25,742
Shenzhen Microgate Technology Co. Ltd. Class A	54,200	73,377
Shenzhen MinDe Electronics Technology Ltd. Class A	35,800	123,329
Shenzhen Minglida Precision Technology Co. Ltd. Class A	32,800	137,408
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	109,295	48,196
Security Description	Shares	Value
Shenzhen New Nanshan Holding Group Co. Ltd. Class A	240,000	$97,745
Shenzhen Pagoda Industrial Group Corp. Ltd. (c)	680,000	530,342
Shenzhen Qingyi Photomask Ltd. Class A	39,270	124,749
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	17,400	95,936
Shenzhen Sinexcel Electric Co. Ltd. Class A	27,400	115,093
Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	74,200	122,545
Shenzhen Sunline Tech Co. Ltd. Class A	41,500	60,088
Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	6,503	36,850
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	100	516
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	53,500	71,978
Shenzhen Tagen Group Co. Ltd. Class A	164,700	106,398
Shenzhen Techwinsemi Technology Co. Ltd. Class A	10,800	143,922
Shenzhen Topband Co. Ltd. Class A	114,200	156,531
Shenzhen Topway Video Communication Co. Ltd. Class A	131,500	286,801
Shenzhen United Winners Laser Co. Ltd. Class A	35,186	101,201
Shenzhen Weiguang Biological Products Co. Ltd. Class A	25,500	125,806
Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	62,200	65,951
Shenzhen World Union Group, Inc. Class A (b)	119,800	40,547
Shenzhen Xinyichang Technology Co. Ltd. Class A	9,662	142,190
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	171,600	117,604
Shenzhen YHLO Biotech Co. Ltd. Class A	51,322	164,836
Shenzhen Ysstech Info-tech Co. Ltd. Class A	54,300	59,176
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	9,000	118,798
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (b)	90,600	109,678
Shinghwa Advanced Material Group Co. Ltd. Class A	23,200	149,419

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Shinva Medical Instrument Co. Ltd. Class A	35,500	$128,577
Shoucheng Holdings Ltd. (c)	2,862,895	575,618
Shougang Fushan Resources Group Ltd.	2,947,718	1,087,196
Shouhang High-Tech Energy Co. Ltd. Class A (b)	93,900	33,495
Shui On Land Ltd.	1,381,500	127,383
Shunfa Hengye Corp. Class A	344,200	160,484
ShuYu Civilian Pharmacy Corp. Ltd. Class A	10,300	29,552
Sichuan Anning Iron & Titanium Co. Ltd. Class A	25,000	111,156
Sichuan Chengfei Integration Technology Corp. Class A	24,100	64,205
Sichuan EM Technology Co. Ltd. Class A	81,700	142,045
Sichuan Expressway Co. Ltd. Class A	504,910	311,288
Sichuan Expressway Co. Ltd. Class H	400,000	124,991
Sichuan Furong Technology Co. Ltd. Class A	21,320	39,912
Sichuan Haite High-tech Co. Ltd. Class A (b)	32,700	41,790
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	27,400	96,623
Sichuan Jiuzhou Electric Co. Ltd. Class A	45,200	48,878
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (b)	17,000	224,024
Sichuan Lutianhua Co. Ltd. Class A (b)	62,600	40,792
Siglent Technologies Co. Ltd. Class A	17,464	98,202
Sihuan Pharmaceutical Holdings Group Ltd. (c)	5,141,000	427,948
Sineng Electric Co. Ltd. Class A	29,400	124,939
Sino Biological, Inc. Class A	11,700	135,393
Sino GeoPhysical Co. Ltd. Class A	12,200	26,505
Sinocare, Inc. Class A	44,200	188,703
Sinofert Holdings Ltd. (c)	1,382,000	161,057
Sinomach Automobile Co. Ltd. Class A	126,000	157,487
Sino-Ocean Group Holding Ltd. (b) (c)	633,947	35,722
Sinopec Engineering Group Co. Ltd. Class H	1,442,000	738,677
Sinopec Kantons Holdings Ltd.	1,098,000	472,467
Sino-Platinum Metals Co. Ltd. Class A	34,840	70,261
Sinoseal Holding Co. Ltd. Class A	15,500	82,282
Sinosteel Engineering & Technology Co. Ltd. Class A	58,300	47,733
Security Description	Shares	Value
Sinosteel Luonai Materials Technology Co. Ltd. Class A	190,208	$130,356
Sinosteel New Materials Co. Ltd. Class A	30,200	34,099
Sinovac Biotech Ltd. (b) (c)	67,578	437,230
Sipai Health Technology Co. Ltd. (b) (c)	236,400	208,894
Snowsky Salt Industry Group Co. Ltd. Class A	143,400	129,895
Sobute New Materials Co. Ltd. Class A	300	429
SOHO China Ltd. (b)	1,371,500	131,731
Sohu.com Ltd. ADR (b)	15,073	149,675
South Manganese Investment Ltd. (b) (c) (f)	912,139	43,367
SSAW Hotels & Resorts Group Co. Class A	23,500	74,883
Staidson Beijing Biopharmaceuticals Co. Ltd. Class A (b)	93,500	133,410
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong Class A (b)	166,000	108,637
Sumavision Technologies Co. Ltd. Class A	62,900	50,263
Sun King Technology Group Ltd. (b) (c)	265,018	44,121
Sunac China Holdings Ltd. (b)	1,000,000	192,097
Sunac Services Holdings Ltd. (c) (e)	973,000	233,015
Sunflower Pharmaceutical Group Co. Ltd. Class A	37,100	135,362
Sunfly Intelligent Technology Co. Ltd. Class A	100,600	133,651
Suning Universal Co. Ltd. Class A	201,000	73,110
Sunjuice Holdings Co. Ltd.	13,917	109,511
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A (b)	46,298	146,360
Sunstone Development Co. Ltd. Class A	51,000	110,228
Sunward Intelligent Equipment Co. Ltd. Class A (b)	177,425	152,742
Suplet Power Co. Ltd. Class A	55,700	115,536
Suwen Electric Energy Technology Co. Ltd. Class A	8,760	40,401
Suzhou Anjie Technology Co. Ltd. Class A	56,100	128,657
Suzhou Douson Drilling & Production Equipment Co. Ltd. Class A (b)	26,100	96,767
Suzhou Everbright Photonics Co. Ltd. Class A	13,695	120,533
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	160,200	84,593

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Suzhou Good-Ark Electronics Co. Ltd. Class A	47,900	$75,880
Suzhou Harmontronics Automation Technology Co. Ltd. Class A	26,672	82,182
Suzhou Huaya Intelligence Technology Co. Ltd. Class A	17,200	121,284
Suzhou HYC Technology Co. Ltd. Class A	29,291	143,769
Suzhou Oriental Semiconductor Co. Ltd. Class A	8,780	103,070
Suzhou Recodeal Interconnect System Co. Ltd. Class A	20,659	116,574
Suzhou Secote Precision Electronic Co. Ltd. Class A	14,100	143,681
Suzhou SLAC Precision Equipment Co. Ltd. Class A	80,900	112,819
Suzhou Sonavox Electronics Co. Ltd. Class A	22,030	117,937
Suzhou Sushi Testing Group Co. Ltd. Class A	59,100	152,468
Suzhou TZTEK Technology Co. Ltd. Class A	22,495	118,531
Suzhou UIGreen Micro&Nano Technologies Co. Ltd. Class A	15,936	102,546
Suzhou Victory Precision Manufacture Co. Ltd. Class A (b)	423,600	139,205
Suzhou Weizhixiang Food Co. Ltd. Class A	7,176	36,824
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (b)	24,186	179,817
SVG Optronics Co. Ltd. Class A (b)	34,900	122,434
SY Holdings Group Ltd.	171,639	106,827
SYoung Group Co. Ltd. Class A	46,400	108,627
Tangrenshen Group Co. Ltd. Class A	54,300	57,193
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	232,700	179,412
Tangshan Sunfar Silicon Industry Co. Ltd. Class A	45,476	114,830
TCL Electronics Holdings Ltd.	941,988	307,620
TDG Holdings Co. Ltd. Class A	121,400	147,134
Tech-Bank Food Co. Ltd. Class A (b)	5,800	2,957
Telling Telecommunication Holding Co. Ltd. Class A	61,100	81,860
Three Squirrels, Inc. Class A	25,800	65,400
Three's Co. Media Group Co. Ltd. Class A	9,361	83,295
Tian Lun Gas Holdings Ltd.	98,765	54,388
Tiangong International Co. Ltd.	1,436,000	386,192
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	133,670	104,186
Security Description	Shares	Value
Tianjin Ringpu Bio-Technology Co. Ltd. Class A	28,200	$64,910
Tianjin You Fa Steel Pipe Group Stock Co. Ltd. Class A	81,412	70,315
Tianli International Holdings Ltd. (c)	882,667	365,114
Tianneng Power International Ltd. (c)	600,000	506,368
Tianrun Industry Technology Co. Ltd. Class A	70,500	57,920
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (b)	154,300	119,616
Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	11,800	37,270
Tibet Rhodiola Pharmaceutical Holding Co. Class A	10,900	74,702
Tibet Urban Development & Investment Co. Ltd. Class A	87,500	134,680
Time Publishing & Media Co. Ltd. Class A	74,300	113,632
Times China Holdings Ltd. (b) (c)	582,000	19,379
Tinavi Medical Technologies Co. Ltd. Class A (b)	62,431	115,558
TKD Science & Technology Co. Ltd. Class A	23,100	53,041
Tong Ren Tang Technologies Co. Ltd. Class H	620,000	520,071
Tongdao Liepin Group (b)	56,400	41,676
Tongding Interconnection Information Co. Ltd. Class A (b)	52,700	38,782
Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A (b)	41,300	115,653
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	117,200	68,141
Tongqinglou Catering Co. Ltd. Class A	26,500	113,285
Tongyu Heavy Industry Co. Ltd. Class A	134,600	45,367
Top Resource Energy Co. Ltd. Class A	48,400	54,038
Topsec Technologies Group, Inc. Class A (b)	76,200	104,659
Toread Holdings Group Co. Ltd. Class A (b)	133,900	124,486
TPV Technology Co. Ltd. Class A (b)	253,400	95,373
Triductor Technology Suzhou, Inc. Class A	11,488	109,595
Triumph New Energy Co. Ltd. Class A (b)	39,500	77,828
Triumph Science & Technology Co. Ltd. Class A	94,800	177,469
Truking Technology Ltd. Class A	34,100	51,241

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Tunghsu Azure Renewable Energy Co. Ltd. Class A (b)	218,800	$113,078
Tunghsu Optoelectronic Technology Co. Ltd. Class A (b)	843,600	260,641
Tuoxin Pharmaceutical Group Co. Ltd. Class A	3,500	26,548
Tuya, Inc. ADR (b)	111,472	256,386
Unilumin Group Co. Ltd. Class A	48,540	59,988
Up Fintech Holding Ltd. ADR (b)	78,182	345,564
USPACE Technology Group Ltd. (b)	29,238	12,282
UTour Group Co. Ltd. Class A (b)	106,400	106,690
Vantone Neo Development Group Co. Ltd. Class A (b)	197,500	180,009
Vats Liquor Chain Store Management JSC Ltd. Class A	40,000	102,744
Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (b)	81,700	232,573
Visionox Technology, Inc. Class A (b)	101,000	159,005
Visual China Group Co. Ltd. Class A	44,900	92,693
Viva Biotech Holdings (b) (e)	14,551	1,957
Vnet Group, Inc. ADR (b) (c)	67,829	194,669
Wanbangde Pharmaceutical Holding Group Co. Ltd. Class A	132,700	119,271
Wangneng Environment Co. Ltd. Class A	26,200	56,112
Warom Technology, Inc. Co. Class A	46,500	130,346
Waterdrop, Inc. ADR (b) (c)	106,570	110,833
Wedge Industrial Co. Ltd. Class A	67,500	124,087
Weimob, Inc. (b) (c) (e)	1,775,000	654,667
Wellhope Foods Co. Ltd. Class A	71,300	85,713
Wencan Group Co. Ltd. Class A	23,300	126,961
West China Cement Ltd.	1,270,761	110,663
Western Metal Materials Co. Ltd. Class A	55,300	122,085
Western Region Gold Co. Ltd. Class A	34,200	57,924
Willfar Information Technology Co. Ltd. Class A	38,604	156,788
Winall Hi-Tech Seed Co. Ltd. Class A	50,400	59,314
Wiscom System Co. Ltd. Class A	20,300	28,452
Wondershare Technology Group Co. Ltd. Class A (b)	10,600	140,825
Security Description	Shares	Value
Wuhan Fingu Electronic Technology Co. Ltd. Class A	25,900	$35,864
Wuhan Keqian Biology Co. Ltd. Class A	24,965	71,453
Wuhan LinControl Automotive Electronics Co. Ltd. Class A	11,918	137,313
Wuxi Boton Technology Co. Ltd. Class A (b)	30,300	78,893
Wuxi ETEK Microelectronics Co. Ltd. Class A	18,167	133,664
Wuxi NCE Power Co. Ltd. Class A	30,900	164,164
Wuxi Paike New Materials Technology Co. Ltd. Class A	10,300	131,921
Wuxi Rural Commercial Bank Co. Ltd. Class A	271,900	192,834
Wuxi Xinje Electric Co. Ltd. Class A	13,465	71,026
XD, Inc. (b)	241,600	315,593
XGD, Inc. Class A	31,200	106,036
Xiabuxiabu Catering Management China Holdings Co. Ltd. (c) (e)	344,344	108,482
Xiamen Amoytop Biotech Co. Ltd. Class A	34,601	254,383
Xiamen Hongxin Electronics Technology Group, Inc. Class A (b)	45,900	124,990
Xiamen Intretech, Inc. Class A	77,600	212,183
Xiamen Kingdomway Group Co. Class A	38,100	87,377
Xi'an ChenXi Aviation Technology Corp. Ltd. Class A (b)	40,120	55,386
Xi'an Manareco New Materials Co. Ltd. Class A	23,364	130,197
Xi'an Sinofuse Electric Co. Ltd. Class A	4,100	75,291
Xiangtan Electrochemical Scientific Co. Ltd. Class A	77,200	115,899
Xilinmen Furniture Co. Ltd. Class A	31,400	75,010
Xingtong Shipping Co. Ltd. Class A	46,000	105,236
Xinhua Winshare Publishing & Media Co. Ltd. Class A	20,200	38,751
Xinhua Winshare Publishing & Media Co. Ltd. Class H	329,522	293,291
Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A (b)	209,400	105,573
Xinjiang Communications Construction Group Co. Ltd. Class A	41,100	75,151
Xinjiang Lixin Energy Co. Ltd. Class A	103,816	117,804
Xinjiang Xintai Natural Gas Co. Ltd. Class A	22,720	97,541

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	483,724	$50,797
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	102,600	99,421
Xinxiang Chemical Fiber Co. Ltd. Class A (b)	494,700	224,403
Xinxiang Richful Lube Additive Co. Ltd. Class A	15,770	101,743
Xinyi Energy Holdings Ltd. (c)	1,602,000	293,378
Xinyu Iron & Steel Co. Ltd. Class A	267,100	130,913
Xinzhi Group Co. Ltd. Class A	13,500	31,529
Xiwang Foodstuffs Co. Ltd. Class A (b)	209,900	130,292
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	65,000	114,014
Xuan Wu Cloud Technology Holdings Ltd. (b)	200,500	63,679
YaGuang Technology Group Co. Ltd. Class A (b)	80,300	82,661
Yango Group Co. Ltd. Class A (b)	292,400	15,194
Yanlord Land Group Ltd. (b)	512,549	225,365
Yantai China Pet Foods Co. Ltd. Class A	21,900	81,042
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	42,500	109,404
YanTai Shuangta Food Co. Ltd. Class A (b)	11,800	7,308
Yantai Zhenghai Bio-tech Co. Ltd. Class A	9,400	38,310
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	41,300	67,977
Yatsen Holding Ltd. ADR (b) (c)	307,627	225,060
Yeahka Ltd. (b) (c)	156,221	294,494
Yechiu Metal Recycling China Ltd. Class A	322,800	118,773
YGSOFT, Inc. Class A	113,791	98,760
YH Entertainment Group (b) (c)	159,000	117,287
Yibin Tianyuan Group Co. Ltd. Class A	244,050	176,853
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H (b) (c) (e)	209,800	254,977
Yidu Tech, Inc. (b) (c) (e)	442,900	287,003
Yijiahe Technology Co. Ltd. Class A (b)	27,000	119,025
Yinbang Clad Material Co. Ltd. Class A (b)	140,700	159,855
Yixin Group Ltd. (e)	1,025,000	80,072
Yizumi Holdings Co. Ltd. Class A	44,380	109,881
Yonghe Medical Group Co. Ltd. Class H (b)	30,500	9,882
Yongjin Technology Group Co. Ltd.	39,900	107,755
Security Description	Shares	Value
Yotrio Group Co. Ltd. Class A	175,780	$75,046
Youcare Pharmaceutical Group Co. Ltd. Class A	52,801	154,682
Youdao, Inc. ADR (b) (c)	4,841	19,074
Youzu Interactive Co. Ltd. Class A (b)	49,900	80,310
YSB, Inc. (b) (c)	61,000	64,370
Yuexiu Transport Infrastructure Ltd.	1,017,013	553,535
Yueyang Forest & Paper Co. Ltd. Class A	150,900	124,821
Yunkang Group Ltd.	93,000	146,493
Yunnan Energy Investment Co. Ltd. Class A	82,700	111,729
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A (b)	27,100	46,926
Yunnan Nantian Electronics Information Co. Ltd. Class A	12,000	25,397
Yunnan Tourism Co. Ltd. Class A (b)	140,700	110,456
Yusys Technologies Co. Ltd. Class A	42,400	96,940
Zall Smart Commerce Group Ltd. (b) (c)	3,204,000	101,759
ZBOM Home Collection Co. Ltd. Class A	42,140	99,246
Zengame Technology Holding Ltd.	328,000	237,750
Zhe Jiang Li Zi Yuan Food Co. Ltd. Class A	23,270	46,046
Zhe Jiang Taihua New Material Co. Ltd. Class A	83,300	140,849
Zhejiang Akcome New Energy Technology Co. Ltd. (b)	419,700	127,314
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	24,180	44,858
Zhejiang Chengchang Technology Co. Ltd. Class A	11,300	99,517
Zhejiang Communications Technology Co. Ltd. Class A	135,800	69,611
Zhejiang Conba Pharmaceutical Co. Ltd. Class A	214,200	151,913
ZheJiang Dali Technology Co. Ltd. Class A	32,500	52,352
Zhejiang Dun'An Artificial Environment Co. Ltd. Class A (b)	83,200	160,661
Zhejiang Entive Smart Kitchen Appliance Co. Ltd. Class A	21,200	112,035
Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	35,700	59,211
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	16,900	132,483
Zhejiang Hailide New Material Co. Ltd. Class A	59,000	41,595

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Zhejiang Hangmin Co. Ltd. Class A	119,000	$146,398
Zhejiang Hechuan Technology Corp. Ltd. Class A	24,293	139,878
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	79,100	79,871
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	107,500	141,308
Zhejiang Huace Film & Television Co. Ltd. Class A	111,500	91,917
Zhejiang Huakang Pharmaceutical Co. Ltd. Class A	40,260	122,353
Zhejiang Huamei Holding Co. Ltd. Class A (b)	167,200	107,544
Zhejiang Huangma Technology Co. Ltd. Class A (b)	111,594	171,295
Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd. Class A (b)	159,300	143,179
Zhejiang Huatong Meat Products Co. Ltd. Class A	60,800	177,518
Zhejiang Huge Leaf Co. Ltd. Class A (b)	361,900	132,652
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	3,200	9,002
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	21,480	75,264
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	48,100	103,217
Zhejiang Jingu Co. Ltd. Class A (b)	55,300	55,761
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	39,960	71,383
Zhejiang KangLongDa Special Protection Technology Co. Ltd. Class A (b)	33,200	142,021
Zhejiang Lante Optics Co. Ltd. Class A	51,654	168,949
Zhejiang Medicine Co. Ltd. Class A	128,600	193,787
Zhejiang Meida Industrial Co. Ltd. Class A	41,300	58,639
Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	222,700	112,279
Zhejiang Orient Gene Biotech Co. Ltd. Class A	22,795	114,478
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	43,500	76,180
Zhejiang Rifa Precision Machinery Co. Ltd. Class A (b)	164,700	152,196
Zhejiang Runtu Co. Ltd. Class A	2,000	1,713
Security Description	Shares	Value
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	227,300	$158,011
Zhejiang Shibao Co. Ltd. Class A (b)	30,500	57,226
Zhejiang Shouxiangu Pharmaceutical Co. Ltd. Class A	21,200	95,987
Zhejiang Southeast Space Frame Co. Ltd. Class A	55,700	45,213
Zhejiang Starry Pharmaceutical Co. Ltd. Class A	220	435
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (b)	112,500	117,546
Zhejiang Tiantie Industry Co. Ltd. Class A	142,700	117,036
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A (b)	23,800	72,564
Zhejiang Tony Electronic Co. Ltd. Class A	24,700	127,617
Zhejiang Unifull Industrial Fiber Co. Ltd. Class A (b)	140,925	99,945
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	207,500	143,956
Zhejiang Wanliyang Co. Ltd. Class A (b)	104,600	109,439
Zhejiang Wanma Co. Ltd. Class A	51,600	74,060
Zhejiang Wansheng Co. Ltd. Class A	10,000	15,153
Zhejiang Weixing Industrial Development Co. Ltd. Class A	42,800	65,216
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	44,100	79,088
Zhejiang Yasha Decoration Co. Ltd. Class A	22,700	14,441
Zhejiang Yinlun Machinery Co. Ltd. Class A	39,000	102,257
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A (b)	24,600	71,583
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	30,400	106,775
Zhejiang Yongtai Technology Co. Ltd. Class A	91,100	148,665
Zhende Medical Co. Ltd. Class A	33,600	115,608
Zhengzhou GL Tech Co. Ltd. Class A	39,600	118,734
Zhenjiang Dongfang Electric Heating Technology Co. Ltd. Class A	169,800	128,293
Zhewen Interactive Group Co. Ltd. Class A (b)	148,100	113,562
Zhihu, Inc. ADR (b) (c)	324,021	303,413
Zhixin Group Holding Ltd. (b)	284,000	39,644
Zhonghong Pulin Medical Products Co. Ltd. Class A	18,590	41,824

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Zhongnongfa Seed Industry Group Co. Ltd. Class A (b)	101,000	$105,672
Zhongshan Public Utilities Group Co. Ltd. Class A	79,300	81,409
Zhongtian Financial Group Co. Ltd. Class A (b) (f)	493,900	13,872
Zhongyin Babi Food Co. Ltd. Class A	41,100	123,982
Zhou Hei Ya International Holdings Co. Ltd. (c) (e)	1,101,000	314,428
Zhuhai Bojay Electronics Co. Ltd. Class A (b)	24,100	129,290
Zhuhai Enpower Electric Co. Ltd. Class A	48,700	131,794
Zhuzhou Huarui Precision Cutting Tools Co. Ltd. Class A	9,279	102,569
Zhuzhou Smelter Group Co. Ltd. Class A (b)	100,600	118,110
ZJMI Environmental Energy Co. Ltd. Class A	17,500	37,356
Zonqing Environmental Ltd. (b) (c)	68,000	213,791
Zylox-Tonbridge Medical Technology Co. Ltd. (b) (e)	36,000	57,353
		177,520,429
COLOMBIA — 0.1%
Cementos Argos SA	274,262	432,561
Corp. Financiera Colombiana SA	61,873	215,613
Geopark Ltd. (c)	35,860	307,320
		955,494
CZECH REPUBLIC — 0.2%
Colt CZ Group SE (c)	4,324	102,733
Moneta Money Bank AS (e)	255,196	1,068,759
Philip Morris CR AS	749	523,472
		1,694,964
EGYPT — 0.3%
Abou Kir Fertilizers & Chemical Industries	192,536	313,163
Cairo For Investment & Real Estate Developments - CIRA Education	28,652	7,468
Cleopatra Hospital (b)	27,023	2,438
Credit Agricole Egypt SAE (b)	268,457	108,772
Eastern Co. SAE	685,853	375,694
EFG Holding S.A.E. (b)	854,553	277,989
E-Finance for Digital & Financial Investments	314,643	107,441
Egypt Kuwait Holding Co. SAE	125,099	95,468
ElSewedy Electric Co.	332,633	185,758
Ezz Steel Co. SAE (b)	112,111	196,779
Fawry for Banking & Payment Technology Services SAE (b)	198,224	21,281
Heliopolis Housing	289,471	58,315
Security Description	Shares	Value
Madinet Masr For Housing & Development	843,907	$67,403
Misr Fertilizers Production Co. SAE	183,918	216,334
Palm Hills Developments SAE (b)	84,861	4,445
Talaat Moustafa Group	914,471	425,521
Telecom Egypt Co.	208,497	149,201
		2,613,470
GREECE — 0.8%
Aegean Airlines SA (b)	29,817	373,510
Athens Water Supply & Sewage Co. SA	24,232	163,016
Autohellas Tourist & Trading SA	13,342	188,355
Danaos Corp. (c)	10,271	760,670
Diana Shipping, Inc.	90,606	269,100
Ellaktor SA (b)	29,187	82,216
ElvalHalcor SA	12,761	26,078
Epsilon Net SA	4,987	52,665
FF Group (b) (f)	24,815	—
Fourlis Holdings SA	55,646	245,877
GEK Terna Holding Real Estate Construction SA	51,689	751,413
Hellenic Exchanges - Athens Stock Exchange SA	48,084	281,515
Holding Co. ADMIE IPTO SA	129,212	316,870
Intracom Holdings SA	53,025	199,445
LAMDA Development SA (b)	61,791	461,420
Piraeus Port Authority SA	1,497	38,365
Quest Holdings SA	19,330	120,003
Safe Bulkers, Inc. (c)	72,942	286,662
Sarantis SA	23,650	218,927
Star Bulk Carriers Corp.	60,228	1,280,447
StealthGas, Inc. (b)	38,632	249,563
Tsakos Energy Navigation Ltd.	17,453	387,806
		6,753,923
HONG KONG — 0.8%
Agritrade Resources Ltd. (b) (f)	1,595,000	—
Alibaba Pictures Group Ltd. (b) (c)	10,100,000	620,858
Anxin-China Holdings Ltd. (b) (f)	2,248,000	—
Boshiwa International Holding Ltd. (b) (c) (f)	1,843,000	—
China Animal Healthcare Ltd. (b) (f)	1,059,700	—
China High Speed Transmission Equipment Group Co. Ltd. (b) (c)	10,000	2,087
China Huiyuan Juice Group Ltd. (b) (f)	1,494,400	—
China Merchants Commercial Real Estate Investment Trust	616,000	105,710
China Metal Recycling Holdings Ltd. (b) (c) (f)	693,675	—

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
China Zhongwang Holdings Ltd. (b) (c) (f)	346,000	$—
Chong Sing Holdings FinTech Group Ltd. (b) (c) (f)	9,212,000	—
Citychamp Watch & Jewellery Group Ltd. (b)	780,000	114,874
Comba Telecom Systems Holdings Ltd.	1,434,690	150,661
Concord New Energy Group Ltd.	7,210,000	590,942
Crystal International Group Ltd. (e)	338,000	125,529
CTEG (b) (c) (f)	3,217,900	—
Digital China Holdings Ltd.	616,000	183,020
Ding Yi Feng Holdings Group International Ltd. (b) (c)	792,464	171,512
Fenbi Ltd. (b) (c)	397,500	233,657
FingerMotion, Inc. (b)	24,842	99,865
Fortior Technology Shenzhen Co. Ltd. Class A	8,894	157,530
GR Life Style Company Ltd. (b)	776,000	31,801
Grand Pharmaceutical Group Ltd.	1,191,000	623,828
Guotai Junan International Holdings Ltd.	281,973	21,666
Gushengtang Holdings Ltd. (c)	110,400	712,573
Hi Sun Technology China Ltd. (b)	162,000	10,788
Huabao International Holdings Ltd. (c)	660,000	210,462
Kingkey Financial International Holdings Ltd. (b) (c)	2,860,191	183,145
MedSci Healthcare Holdings Ltd. (b) (c)	192,250	117,440
MH Development NPV (b) (f)	27,600	—
National Agricultural Holdings Ltd. (b) (c) (f)	164,600	—
Nissin Foods Co. Ltd. (c)	289,000	231,317
Perennial Energy Holdings Ltd.	532,162	57,928
Pou Sheng International Holdings Ltd.	1,023,812	89,158
Productive Technologies Co. Ltd. (b)	334,000	19,676
Real Gold Mining Ltd. (b) (c) (f)	251,500	—
Sinic Holdings Group Co. Ltd. (b) (c) (f)	347,921	—
Skyworth Group Ltd.	1,049,099	400,371
SSY Group Ltd.	1,234,000	780,678
SunCar Technology Group, Inc. Class A (b) (c)	13,790	113,767
Tech-Pro, Inc. (b) (c) (f)	6,035,100	—
Time Interconnect Technology Ltd. (c)	504,000	85,844
United Laboratories International Holdings Ltd.	730,500	655,795
Untrade.Lumena Newmat (b) (c) (f)	104,532	—
Wasion Holdings Ltd.	296,000	148,596
Security Description	Shares	Value
Zhaoke Ophthalmology Ltd. (b) (c) (e)	262,375	$132,724
		7,183,802
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	259,008	510,522
INDIA — 19.3%
Aarti Drugs Ltd.	30,686	180,398
Aarti Pharmalabs Ltd. (b)	57,024	345,685
Aavas Financiers Ltd. (b)	41,293	760,346
Action Construction Equipment Ltd.	31,622	315,085
ADF Foods Ltd.	173,525	417,371
Aditya Birla Sun Life Asset Management Co. Ltd.	24,522	138,311
Advanced Enzyme Technologies Ltd.	30,799	138,924
Aegis Logistics Ltd.	110,758	468,381
Aether Industries Ltd. (b)	17,616	187,838
Affle India Ltd. (b)	44,338	695,917
AGI Greenpac Ltd.	21,827	216,686
Ahluwalia Contracts India Ltd.	21,671	201,960
Akzo Nobel India Ltd.	8,615	269,946
Alembic Pharmaceuticals Ltd.	45,147	412,007
Alkyl Amines Chemicals	10,807	329,319
Allcargo Gati Ltd. (b)	53,066	79,171
Allcargo Logistics Ltd.	58,186	224,944
Alok Industries Ltd. (b)	1,273,964	326,859
Amara Raja Energy & Mobility Ltd.	79,715	781,691
Amber Enterprises India Ltd. (b)	13,191	497,022
AMI Organics Ltd.	15,427	208,008
Amrutanjan Health Care Ltd.	12,314	88,707
Anand Rathi Wealth Ltd.	6,304	196,490
Anant Raj Ltd.	83,336	295,534
Andhra Sugars Ltd.	45,643	61,131
Angel One Ltd.	32,481	1,361,400
Anupam Rasayan India Ltd.	13,677	172,915
Apar Industries Ltd.	13,713	997,555
Apcotex Industries Ltd.	18,576	113,782
Apollo Pipes Ltd.	13,850	114,019
Aptech Ltd.	34,089	106,674
Aptus Value Housing Finance India Ltd.	166,012	637,903
Archean Chemical Industries Ltd.	29,838	232,963
Arvind Fashions Ltd.	85,169	419,787
Arvind Ltd.	125,436	394,108
Asahi India Glass Ltd.	84,902	588,298
Ashapura Minechem Ltd. (b)	41,657	210,754
Ashoka Buildcon Ltd. (b)	117,800	197,127
Astec Lifesciences Ltd.	4,331	57,004
Aster DM Healthcare Ltd. (b) (e)	151,261	744,910
Astra Microwave Products Ltd.	57,569	417,237

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
AstraZeneca Pharma India Ltd.	5,800	$385,204
AurionPro Solutions Ltd.	3,782	98,934
Automotive Axles Ltd.	2,191	56,491
Avalon Technologies Ltd. (b) (e)	20,587	136,342
Avanti Feeds Ltd.	27,670	139,674
Bajaj Consumer Care Ltd.	51,692	136,415
Bajaj Electricals Ltd.	32,642	387,677
Bajaj Hindusthan Sugar Ltd. (b)	566,946	189,405
Bajel Projects Ltd. (b)	32,642	52,093
Balaji Amines Ltd.	1,884	60,416
Balmer Lawrie & Co. Ltd.	65,551	172,397
Balrampur Chini Mills Ltd.	118,676	585,367
Barbeque Nation Hospitality Ltd. (b)	9,821	78,903
BASF India Ltd.	8,680	319,850
BEML Land Assets Ltd. (b)	14,552	36,479
BEML Ltd.	14,680	499,108
Best Agrolife Ltd.	4,727	47,768
Bhansali Engineering Polymers Ltd.	62,896	76,188
Bharat Bijlee Ltd.	3,857	224,000
Bharat Rasayan Ltd.	799	86,454
Bikaji Foods International Ltd.	51,407	337,364
Birla Corp. Ltd.	21,228	367,589
Birlasoft Ltd.	156,875	1,359,327
BLS International Services Ltd.	74,727	286,825
Blue Dart Express Ltd.	5,079	449,371
Blue Star Ltd.	96,126	1,093,946
Bombay Burmah Trading Co.	23,596	446,407
Bombay Dyeing & Manufacturing Co. Ltd. (b)	105,914	196,010
Borosil Ltd. (b)	19,972	80,871
Borosil Renewables Ltd. (b)	40,504	214,120
Brigade Enterprises Ltd.	102,591	1,105,568
Brightcom Group Ltd. (b)	653,212	151,894
Brookfield India Real Estate Trust REIT (e)	187,453	530,346
Camlin Fine Sciences Ltd. (b)	73,343	119,692
Campus Activewear Ltd. (b)	30,046	101,082
Can Fin Homes Ltd.	69,797	652,268
Caplin Point Laboratories Ltd.	18,360	299,216
Capri Global Capital Ltd.	61,165	565,720
Care Ratings Ltd.	14,615	167,131
Cartrade Tech Ltd. (b)	31,063	266,418
Carysil Ltd.	12,306	121,576
Castrol India Ltd.	349,122	754,138
CCL Products India Ltd.	59,028	456,647
CE Info Systems Ltd.	6,233	145,702
Ceat Ltd.	15,248	444,721
Century Enka Ltd.	8,890	46,414
Century Plyboards India Ltd.	49,806	462,036
Century Textiles & Industries Ltd.	41,274	606,385
Cera Sanitaryware Ltd.	6,301	594,203
CESC Ltd.	450,295	716,998
Chalet Hotels Ltd. (b)	77,246	646,503
Security Description	Shares	Value
Chambal Fertilisers & Chemicals Ltd.	123,378	$553,627
Chemplast Sanmar Ltd. (b)	56,580	339,934
Chennai Petroleum Corp. Ltd.	34,056	284,844
Chennai Super Kings Cricket Ltd. (b) (f)	418,560	—
Choice International Ltd. (b)	43,960	243,140
Cigniti Technologies Ltd.	17,347	222,430
City Union Bank Ltd.	302,576	541,783
Clean Science & Technology Ltd.	26,178	487,327
CMS Info Systems Ltd.	84,349	387,820
Cochin Shipyard Ltd. (e)	38,770	630,817
Computer Age Management Services Ltd.	27,645	880,839
Confidence Petroleum India Ltd.	151,768	163,634
Cosmo First Ltd.	10,136	74,290
Craftsman Automation Ltd.	10,842	704,386
Cressanda Commercial & Finance (b)	27,805	8,490
Cressanda Solutions Ltd. (b)	449,526	137,266
CSB Bank Ltd. (b)	86,785	436,617
D B Realty Ltd. (b)	96,806	215,916
Data Patterns India Ltd.	16,440	367,705
Datamatics Global Services Ltd.	21,139	183,983
DB Corp. Ltd.	47,068	151,192
DCB Bank Ltd.	87,031	138,944
DCM Shriram Ltd.	39,188	484,306
Deepak Fertilisers & Petrochemicals Corp. Ltd.	90,097	735,598
Delta Corp. Ltd.	52,956	92,880
Dhampur Sugar Mills Ltd.	26,819	81,701
Dhani Services Ltd. (b)	42,069	19,615
Dhanuka Agritech Ltd.	6,820	86,629
Digidrive Distributors Ltd. (b)	12,658	20,497
Dilip Buildcon Ltd. (e)	26,163	120,952
Dish TV India Ltd. (b)	1,229,418	270,368
Dishman Carbogen Amcis Ltd. (b)	55,087	113,168
Dodla Dairy Ltd. (b)	22,955	242,257
Dreamfolks Services Ltd.	19,469	126,457
Dwarikesh Sugar Industries Ltd.	106,140	110,842
Easy Trip Planners Ltd.	416,264	201,845
eClerx Services Ltd.	16,641	518,266
Edelweiss Financial Services Ltd.	420,715	393,597
EID Parry India Ltd.	75,379	504,467
EIH Ltd.	151,416	453,991
Elecon Engineering Co. Ltd.	38,405	427,808
Electronics Mart India Ltd. (b)	86,127	211,556
Electrosteel Castings Ltd.	239,890	319,128
Elgi Equipments Ltd.	182,473	1,194,102
eMudhra Ltd.	24,093	130,723
Engineers India Ltd.	178,190	367,135

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Epigral Ltd.	5,090	$59,764
EPL Ltd.	94,229	228,626
Equitas Small Finance Bank Ltd. (e)	465,108	589,673
Eris Lifesciences Ltd. (b) (e)	17,777	194,404
ESAB India Ltd.	4,952	350,019
Ethos Ltd. (b)	8,310	208,589
Eureka Forbes Ltd. (b)	39,877	244,182
Eveready Industries India Ltd. (b)	33,874	140,908
FDC Ltd. (b)	47,403	225,839
FIEM Industries Ltd.	5,571	140,440
Fine Organic Industries Ltd.	5,313	317,849
Fineotex Chemical Ltd.	28,527	123,859
Finolex Cables Ltd.	61,585	791,259
Finolex Industries Ltd.	221,732	562,232
Firstsource Solutions Ltd.	226,891	504,013
Fusion Micro Finance Ltd. (b)	38,451	266,340
G R Infraprojects Ltd. (b)	15,301	210,391
Gabriel India Ltd.	79,651	376,270
Galaxy Surfactants Ltd.	7,454	248,642
Garden Reach Shipbuilders & Engineers Ltd.	24,299	254,995
Garware Hi-Tech Films Ltd.	4,040	68,101
Garware Technical Fibres Ltd.	6,585	266,364
Gateway Distriparks Ltd.	255,139	318,258
GE T&D India Ltd. (b)	78,334	473,833
Genus Power Infrastructures Ltd.	80,360	224,044
GHCL Ltd.	60,142	419,913
Glenmark Life Sciences Ltd.	11,557	91,253
Globus Spirits Ltd.	9,535	100,078
GMM Pfaudler Ltd.	24,669	477,853
Go Fashion India Ltd. (b)	23,480	353,186
Godawari Power & Ispat Ltd.	29,326	266,727
Godfrey Phillips India Ltd.	14,209	360,093
Godrej Agrovet Ltd. (e)	26,735	179,098
Godrej Industries Ltd. (b)	41,368	370,088
Gokaldas Exports Ltd.	45,867	455,232
Granules India Ltd.	142,488	694,257
Graphite India Ltd.	52,781	348,982
Gravita India Ltd.	15,798	208,102
Great Eastern Shipping Co. Ltd.	91,686	1,076,251
Greaves Cotton Ltd.	96,704	176,583
Greenlam Industries Ltd.	51,963	333,208
Greenpanel Industries Ltd.	43,024	221,392
Greenply Industries Ltd.	63,139	180,964
Gujarat Alkalies & Chemicals Ltd.	15,968	149,052
Gujarat Ambuja Exports Ltd.	75,011	330,868
Gujarat Mineral Development Corp. Ltd.	58,759	287,391
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	59,378	537,132
Gujarat Pipavav Port Ltd.	232,353	427,353
Security Description	Shares	Value
Gujarat State Fertilizers & Chemicals Ltd.	215,264	$624,473
Gujarat State Petronet Ltd.	227,398	836,205
Happiest Minds Technologies Ltd.	46,849	504,473
Harsha Engineers Ltd. (b)	32,382	152,972
Hathway Cable & Datacom Ltd. (b)	505,652	128,823
HBL Power Systems Ltd.	90,585	475,057
HealthCare Global Enterprises Ltd. (b)	45,955	201,848
HEG Ltd.	13,274	304,414
HeidelbergCement India Ltd.	58,862	164,602
Hemisphere Properties India Ltd. (b)	78,471	144,468
Heritage Foods Ltd.	21,997	80,175
Hester Biosciences Ltd.	3,386	59,323
HFCL Ltd.	667,177	674,684
HG Infra Engineering Ltd.	13,861	141,177
Hikal Ltd.	1,153	4,212
HIL Ltd.	221	7,472
Himadri Speciality Chemical Ltd.	172,768	642,582
Hinduja Global Solutions Ltd.	12,506	148,725
Hindustan Construction Co. Ltd. (b)	855,068	293,881
Hindustan Copper Ltd.	241,504	794,191
Hindustan Foods Ltd. (b)	23,599	158,927
Hindustan Oil Exploration Co. Ltd. (b)	79,041	173,016
Hindware Home Innovation Ltd.	22,799	139,429
Hle Glascoat Ltd.	13,679	88,751
Home First Finance Co. India Ltd. (e)	23,455	262,162
Housing & Urban Development Corp. Ltd.	300,203	454,379
ICRA Ltd.	2,254	154,930
IFB Industries Ltd. (b)	6,504	73,428
IFCI Ltd. (b)	679,016	237,861
IIFL Securities Ltd.	87,039	153,548
India Cements Ltd. (b)	175,748	546,799
India Glycols Ltd.	10,771	99,402
India Pesticides Ltd.	21,816	95,455
Indiabulls Housing Finance Ltd.	313,487	816,551
Indiabulls Real Estate Ltd. (b)	381,896	399,961
Indian Energy Exchange Ltd. (e)	327,684	661,560
Indigo Paints Ltd.	1,602	28,695
Indo Count Industries Ltd.	61,907	229,026
Indoco Remedies Ltd.	24,071	114,318
Infibeam Avenues Ltd.	1,047,860	270,736
Ingersoll Rand India Ltd.	8,480	317,362
Inox Green Energy Services Ltd. (b)	168,480	212,792
Inox Wind Ltd. (b)	79,913	479,927
Intellect Design Arena Ltd.	78,326	787,460

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
IOL Chemicals & Pharmaceuticals Ltd.	12,547	$69,857
ION Exchange India Ltd.	56,692	383,017
IRB Infrastructure Developers Ltd.	1,095,294	546,898
IRCON International Ltd. (e)	310,743	640,055
ISGEC Heavy Engineering Ltd.	21,367	251,997
ITD Cementation India Ltd.	125,421	430,536
J Kumar Infraprojects Ltd.	59,582	413,353
Jai Corp. Ltd.	54,134	252,703
Jain Irrigation Systems Ltd. (b)	334,268	254,877
Jaiprakash Associates Ltd. (b)	1,028,518	244,727
Jaiprakash Power Ventures Ltd. (b)	3,886,870	651,597
Jammu & Kashmir Bank Ltd.	248,792	367,745
Jamna Auto Industries Ltd.	182,722	245,273
JBM Auto Ltd.	15,312	269,425
Jindal Poly Films Ltd.	6,917	52,713
Jindal Saw Ltd.	124,773	617,839
Jindal Worldwide Ltd.	25,736	93,834
JK Lakshmi Cement Ltd.	46,607	503,743
JK Paper Ltd.	60,583	296,167
JK Tyre & Industries Ltd.	86,821	415,566
JM Financial Ltd.	228,416	269,827
Johnson Controls-Hitachi Air Conditioning India Ltd. (b)	6,999	93,882
JTEKT India Ltd.	77,065	147,020
JTL Industries Ltd.	49,963	142,869
Jubilant Ingrevia Ltd.	55,459	338,964
Jubilant Pharmova Ltd.	59,756	391,689
Jupiter Wagons Ltd.	86,082	329,944
Just Dial Ltd. (b)	15,297	147,467
Jyothy Labs Ltd.	105,710	608,367
Kalpataru Projects International Ltd.	61,519	524,304
Karnataka Bank Ltd.	85,443	240,320
Karur Vysya Bank Ltd.	258,268	524,210
Kaynes Technology India Ltd. (b)	13,476	422,764
KCP Ltd.	56,693	104,715
KDDL Ltd.	5,629	192,220
KEC International Ltd.	97,586	690,964
Kennametal India Ltd.	1,843	54,996
Kesoram Industries Ltd. (b)	133,473	282,701
Kfin Technologies Ltd. (b)	48,781	282,965
Kiri Industries Ltd. (b)	10,234	48,972
Kirloskar Brothers Ltd.	17,056	182,020
Kirloskar Ferrous Industries Ltd.	35,499	236,337
Kirloskar Oil Engines Ltd.	67,653	532,883
Kirloskar Pneumatic Co. Ltd.	17,143	124,101
Klass Pack Ltd. (b)	14,979	17,221
KNR Constructions Ltd.	98,595	303,852
Kolte-Patil Developers Ltd.	25,698	150,889
KPI Green Energy Ltd. (e)	13,616	240,180
KRBL Ltd.	36,095	162,704
Security Description	Shares	Value
Krishna Institute of Medical Sciences Ltd. (b) (e)	31,642	$752,590
Krsnaa Diagnostics Ltd.	8,621	73,142
KSB Ltd.	8,275	344,743
LA Opala RG Ltd.	45,588	203,578
Lakshmi Machine Works Ltd.	4,995	824,684
Latent View Analytics Ltd. (b)	36,211	198,018
Laxmi Organic Industries Ltd.	28,354	98,916
Lemon Tree Hotels Ltd. (b) (e)	367,663	529,533
LG Balakrishnan & Bros Ltd.	21,642	327,242
Lloyds Engineering Works Ltd.	333,629	165,985
LT Foods Ltd.	141,642	345,876
Lumax Auto Technologies Ltd.	33,822	156,685
LUX Industries Ltd.	3,220	50,304
Magellanic Cloud Ltd.	30,464	167,854
Mahanagar Gas Ltd.	42,618	614,837
Maharashtra Scooters Ltd.	2,642	235,560
Maharashtra Seamless Ltd.	30,894	343,546
Mahindra Holidays & Resorts India Ltd. (b)	73,038	332,654
Mahindra Lifespace Developers Ltd.	62,598	408,813
Mahindra Logistics Ltd. (e)	1,277	5,952
Maithan Alloys Ltd.	7,623	109,077
Man Infraconstruction Ltd.	72,269	188,198
Manali Petrochemicals Ltd.	82,824	78,929
Manappuram Finance Ltd.	380,980	787,473
Mangalore Refinery & Petrochemicals Ltd. (b)	252,283	403,677
Marksans Pharma Ltd.	202,367	391,778
MAS Financial Services Ltd. (e)	12,060	126,051
Mastek Ltd.	10,321	349,467
Mayur Uniquoters Ltd.	11,754	79,602
Medplus Health Services Ltd. (b)	29,544	266,544
Meghmani Organics Ltd.	48,869	45,690
Metropolis Healthcare Ltd. (e)	15,025	303,005
Minda Corp. Ltd.	106,158	492,749
Mishra Dhatu Nigam Ltd. (e)	56,763	285,235
MM Forgings Ltd.	7,716	89,725
MOIL Ltd.	66,707	247,705
Mold-Tek Packaging Ltd.	19,407	214,001
Morepen Laboratories Ltd. (b)	226,118	131,926
Motilal Oswal Financial Services Ltd.	22,347	333,230
Mrs Bectors Food Specialities Ltd.	25,120	337,494
MSTC Ltd.	28,661	230,490
MTAR Technologies Ltd. (b)	15,715	417,040
Multi Commodity Exchange of India Ltd.	19,395	745,803
Natco Pharma Ltd.	83,663	815,730
National Aluminium Co. Ltd.	725,439	1,150,311
Nava Ltd.	81,297	428,155
Navneet Education Ltd.	97,431	176,916
Nazara Technologies Ltd. (b)	26,835	276,255
NBCC India Ltd.	425,122	416,622

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
NCC Ltd.	408,214	$818,010
NELCO Ltd.	15,777	150,615
Neogen Chemicals Ltd.	7,036	125,143
NESCO Ltd.	24,350	258,296
Network18 Media & Investments Ltd. (b)	240,034	251,965
Neuland Laboratories Ltd.	5,776	367,285
Newgen Software Technologies Ltd.	19,249	361,380
NIIT Learning Systems Ltd.	60,137	316,715
NIIT Ltd.	60,137	82,783
Nilkamal Ltd.	2,919	78,511
NMDC Steel Ltd. (b)	1,070,141	661,012
NOCIL Ltd.	84,224	276,871
NRB Bearings Ltd.	51,314	207,103
Nuvama Wealth Management Ltd. (b)	4,695	202,548
Nuvoco Vistas Corp. Ltd. (b)	76,910	353,524
Olectra Greentech Ltd.	36,223	586,263
Orient Cement Ltd.	87,985	265,497
Orient Electric Ltd.	94,240	257,022
Orissa Minerals Development Co. Ltd. (b)	3,098	264,104
Paisalo Digital Ltd.	232,145	257,493
Paradeep Phosphates Ltd. (e)	434,255	354,079
Parag Milk Foods Ltd. (b) (e)	65,658	183,331
Paras Defence & Space Technologies Ltd. (b)	20,802	179,713
Patel Engineering Ltd. (b)	333,612	241,147
Paushak Ltd.	738	53,816
PCBL Ltd.	122,183	369,352
PDS Ltd.	3,941	26,105
PG Electroplast Ltd. (b)	7,910	225,626
Piramal Pharma Ltd. (b)	529,536	883,581
PNC Infratech Ltd.	86,960	367,272
Poly Medicure Ltd.	36,030	645,099
Polyplex Corp. Ltd.	10,969	138,586
Power Mech Projects Ltd.	4,176	215,066
Praj Industries Ltd.	92,093	615,328
Prakash Industries Ltd. (b)	99,923	200,774
Pricol Ltd. (b)	49,501	225,960
Prince Pipes & Fittings Ltd. (b)	31,189	278,387
Prism Johnson Ltd. (b)	93,069	205,512
Privi Speciality Chemicals Ltd. (b)	3,704	52,357
Procter & Gamble Health Ltd.	6,130	364,480
PTC India Ltd.	253,747	579,527
Punjab Chemicals & Crop Protection Ltd.	5,100	80,928
PVR Inox Ltd. (b)	60,829	1,212,761
Quess Corp. Ltd. (b) (e)	17,462	109,739
Railtel Corp. of India Ltd.	89,028	361,617
Rain Industries Ltd.	134,452	249,309
Rainbow Children's Medicare Ltd.	40,623	582,419
Rajesh Exports Ltd.	110,502	486,753
Rajratan Global Wire Ltd.	4,673	43,825
Security Description	Shares	Value
Rallis India Ltd.	76,430	$229,482
Ramco Industries Ltd.	22,730	59,260
Ramkrishna Forgings Ltd.	61,358	535,098
Rashtriya Chemicals & Fertilizers Ltd.	131,145	251,372
Rategain Travel Technologies Ltd. (b)	22,042	192,783
RattanIndia Enterprises Ltd. (b)	247,546	226,830
RattanIndia Power Ltd. (b)	1,511,343	163,460
Raymond Ltd.	33,616	696,104
RBL Bank Ltd. (e)	357,633	1,200,365
Redington Ltd.	492,488	1,046,364
Redtape Ltd. (b)	42,365	239,282
Reliance Industrial Infrastructure Ltd.	3,245	52,572
Reliance Infrastructure Ltd. (b)	211,200	532,481
Reliance Power Ltd. (b)	2,358,725	660,447
Religare Enterprises Ltd. (b)	72,338	185,379
Repco Home Finance Ltd.	39,052	184,152
Responsive Industries Ltd.	105,613	389,066
Restaurant Brands Asia Ltd. (b)	228,803	307,403
Rhi Magnesita India Ltd.	62,884	608,521
RITES Ltd.	71,931	434,281
Rolex Rings Ltd. (b)	10,746	325,452
Rossari Biotech Ltd.	638	6,127
Route Mobile Ltd.	21,782	418,436
RPSG Ventures Ltd. (b)	11,401	100,633
Rupa & Co. Ltd.	641	2,068
Safari Industries India Ltd.	22,006	516,037
Saksoft Ltd.	28,843	110,899
Sandur Manganese & Iron Ores Ltd.	6,395	223,392
Sanghvi Movers Ltd.	16,075	158,019
Sanofi India Ltd.	9,592	929,942
Sansera Engineering Ltd. (e)	8,654	105,968
Sapphire Foods India Ltd. (b)	30,993	529,289
Saregama India Ltd.	63,291	281,948
Sasken Technologies Ltd.	8,297	139,725
Satin Creditcare Network Ltd. (b)	53,232	153,656
Schneider Electric Infrastructure Ltd. (b)	66,823	328,599
Sequent Scientific Ltd. (b)	74,938	102,437
Sharda Cropchem Ltd.	31,733	172,672
Share India Securities Ltd.	4,835	107,898
Sheela Foam Ltd. (b)	17,419	259,651
Shilpa Medicare Ltd. (b)	25,654	101,828
Shipping Corp. of India Ltd. (d)	129,515	253,540
Shipping Corp. of India Ltd. (b) (d)	129,515	42,101
Shivalik Bimetal Controls Ltd.	22,087	146,130
Shoppers Stop Ltd. (b)	46,309	384,546
Shree Renuka Sugars Ltd. (b)	689,234	390,529
Shyam Metalics & Energy Ltd.	7,358	55,512
SIS Ltd. (b)	31,535	172,163
Siyaram Silk Mills Ltd.	6,157	39,551
SJS Enterprises Ltd. (b)	20,228	150,421

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Sobha Ltd.	27,454	$325,204
Solara Active Pharma Sciences Ltd. (b)	452	1,962
SOM Distilleries & Breweries Ltd. (b)	39,493	134,975
Somany Ceramics Ltd.	14,755	127,170
Sonata Software Ltd.	169,240	1,510,604
South Indian Bank Ltd.	603,388	193,603
Spandana Sphoorty Financial Ltd. (b)	26,718	362,399
SpiceJet Ltd. (b)	38,180	27,552
Star Cement Ltd. (b)	146,943	311,496
Steel Strips Wheels Ltd.	44,092	137,341
Sterling & Wilson Renewable (b)	35,119	182,466
Sterlite Technologies Ltd.	113,837	195,351
Stove Kraft Ltd. (b)	392	2,120
Strides Pharma Science Ltd.	50,646	395,150
Stylam Industries Ltd.	6,779	140,266
Subex Ltd. (b)	396,217	161,651
Sudarshan Chemical Industries Ltd.	29,016	191,432
Sula Vineyards Ltd.	41,787	250,329
Sun Pharma Advanced Research Co. Ltd. (b)	78,754	271,429
Sundaram-Clayton Ltd. (b)	3,561	64,693
Sunteck Realty Ltd.	43,132	230,941
Suprajit Engineering Ltd.	56,001	273,599
Supreme Petrochem Ltd.	52,370	352,180
Supriya Lifescience Ltd.	36,732	138,936
Surya Roshni Ltd.	29,692	277,264
Suryoday Small Finance Bank Ltd. (b)	60,321	113,518
Suven Pharmaceuticals Ltd. (b)	82,680	718,164
Swan Energy Ltd.	49,186	302,042
Swaraj Engines Ltd.	6,575	191,434
Symphony Ltd.	12,683	133,515
Syrma SGS Technology Ltd.	49,211	396,816
Tamil Nadu Newsprint & Papers Ltd.	22,318	80,286
Tamilnad Mercantile Bank Ltd.	133,161	807,235
Tanla Platforms Ltd.	52,240	687,200
Tarsons Products Ltd. (b)	60	380
Tasty Bite Eatables Ltd.	431	68,933
Tata Coffee Ltd.	58,212	224,415
Tata Investment Corp. Ltd.	17,680	909,785
Tata Metaliks Ltd.	7,916	102,178
Tata Steel Ltd.	96,902	162,564
Tata Teleservices Maharashtra Ltd. (b)	430,783	474,456
Tatva Chintan Pharma Chem Pvt Ltd.	1,739	33,474
TCI Express Ltd.	10,032	165,694
TCNS Clothing Co. Ltd. (b) (e)	3,052	13,772
TD Power Systems Ltd.	55,868	174,592
TeamLease Services Ltd. (b)	8,018	308,146
Security Description	Shares	Value
Techno Electric & Engineering Co. Ltd.	28,633	$275,220
Technocraft Industries India Ltd. (b)	4,756	144,994
Tega Industries Ltd.	14,678	203,200
Tejas Networks Ltd. (b) (e)	58,824	614,793
Texmaco Rail & Engineering Ltd.	106,894	219,854
Thirumalai Chemicals Ltd.	43,118	113,762
Thomas Cook India Ltd.	67,226	109,749
Thyrocare Technologies Ltd. (e)	7,851	60,717
Tilaknagar Industries Ltd.	54,787	158,639
Time Technoplast Ltd.	154,803	328,716
Tips Industries Ltd.	32,919	135,254
Titagarh Rail System Ltd.	48,935	613,645
Transport Corp. of India Ltd.	20,599	203,679
Triveni Engineering & Industries Ltd.	64,091	265,487
Triveni Turbine Ltd. (b)	95,415	486,341
TTK Prestige Ltd.	35,420	315,535
TV18 Broadcast Ltd. (b)	304,094	184,546
TVS Holdings Ltd.	3,561	330,380
TVS Srichakra Ltd.	2,251	122,383
Uflex Ltd.	38,498	223,409
Ujjivan Financial Services Ltd.	16,340	110,954
Ujjivan Small Finance Bank Ltd. (e)	420,427	287,480
Unichem Laboratories Ltd. (b)	4,382	21,375
Usha Martin Ltd.	122,272	435,596
UTI Asset Management Co. Ltd.	57,374	597,501
VA Tech Wabag Ltd. (b)	35,156	265,232
Vaibhav Global Ltd.	27,126	129,365
Vakrangee Ltd.	16,510	3,760
Valiant Organics Ltd. (e)	325	1,968
Vardhman Textiles Ltd.	75,291	349,385
Varroc Engineering Ltd. (b) (e)	45,966	306,132
Venky's India Ltd.	3,795	88,994
Vesuvius India Ltd.	8,694	375,222
V-Guard Industries Ltd.	127,167	446,768
Vijaya Diagnostic Centre Pvt Ltd.	31,771	257,982
Vindhya Telelinks Ltd.	6,350	167,053
VIP Industries Ltd.	54,334	390,233
VL E-Governance & IT Solutions Ltd. (b)	38,116	27,620
V-Mart Retail Ltd. (b)	5,768	138,957
Voltamp Transformers Ltd.	6,688	524,069
VRL Logistics Ltd.	24,452	226,393
VST Industries Ltd.	1,676	68,615
VST Tillers Tractors Ltd.	3,459	157,055
Welspun Corp. Ltd.	93,339	614,848
Welspun Enterprises Ltd.	48,695	190,915
Welspun Living Ltd.	228,801	397,174
West Coast Paper Mills Ltd.	44,035	385,983
Westlife Foodworld Ltd.	62,771	616,178
Wheels India Ltd.	1,319	11,005

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Wockhardt Ltd. (b)	21,076	$107,477
Wonderla Holidays Ltd.	17,092	173,161
Zen Technologies Ltd.	23,938	228,582
Zensar Technologies Ltd.	105,850	776,762
Zydus Wellnes Ltd.	10,426	210,628
		163,315,430
INDONESIA — 2.3%
ABM Investama Tbk. PT	576,200	127,238
Ace Hardware Indonesia Tbk. PT	4,052,714	189,514
Adi Sarana Armada Tbk. PT (b)	428,675	21,995
AKR Corporindo Tbk. PT	7,549,200	723,197
Arwana Citramulia Tbk. PT	2,002,000	86,467
Astra Agro Lestari Tbk. PT	389,422	177,677
Astra Otoparts Tbk. PT	837,400	128,354
Bank Aladin Syariah Tbk. PT (b)	4,989,800	401,854
Bank BTPN Syariah Tbk. PT	2,107,524	231,325
Bank Danamon Indonesia Tbk. PT	2,831,788	511,292
Bank Neo Commerce Tbk. PT (b)	1,346,927	38,141
Bank OCBC Nisp Tbk. PT	4,132,000	316,669
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	2,190,700	163,623
Bank Pembangunan Daerah Jawa Timur Tbk. PT	7,086,300	287,649
Bank Raya Indonesia Tbk. PT (b)	438,600	8,831
Bank Tabungan Negara Persero Tbk. PT	8,883,899	721,236
BFI Finance Indonesia Tbk. PT	7,966,795	623,497
Bintang Oto Global Tbk. PT (b)	3,479,763	267,813
Bukalapak.com Tbk. PT (b)	38,872,900	545,337
Bumi Resources Minerals Tbk. PT (b)	67,357,600	743,703
Bumi Serpong Damai Tbk. PT (b)	9,869,300	692,268
Bumitama Agri Ltd.	860,500	394,665
Cemindo Gemilang PT (b)	2,993,100	208,003
Cikarang Listrindo Tbk. PT (e)	500,800	23,093
Ciputra Development Tbk. PT	9,738,499	740,017
Dharma Satya Nusantara Tbk. PT	4,714,500	169,939
Erajaya Swasembada Tbk. PT	7,618,300	210,781
Global Mediacom Tbk. PT (b)	8,162,200	142,071
Harum Energy Tbk. PT (b)	2,659,570	230,599
Impack Pratama Industri Tbk. PT	6,940,800	174,906
Indika Energy Tbk. PT	1,263,700	117,777
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	7,536,665	256,982
Inti Agri Resources Tbk. PT (b) (f)	258,200	—
Japfa Comfeed Indonesia Tbk. PT	5,203,047	398,753
Security Description	Shares	Value
Jasa Marga Persero Tbk. PT	2,463,214	$779,103
M Cash Integrasi PT (b)	302,216	85,383
Map Aktif Adiperkasa PT	5,328,400	283,775
Matahari Department Store Tbk. PT	594,900	77,275
Medco Energi Internasional Tbk. PT	7,087,592	531,673
Media Nusantara Citra Tbk. PT	2,084,300	52,253
Medikaloka Hermina Tbk. PT	8,111,253	784,943
Metrodata Electronics Tbk. PT	7,287,245	253,210
Midi Utama Indonesia Tbk. PT	4,092,300	114,288
Mitra Pinasthika Mustika Tbk. PT	1,833,800	125,056
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,524,185	722,644
Pacific Strategic Financial Tbk. PT (b)	7,882,700	586,198
Pakuwon Jati Tbk. PT	16,812,200	495,729
Panin Financial Tbk. PT (b)	8,987,100	154,095
Pantai Indah Kapuk Dua Tbk. PT (b)	1,336,900	425,460
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	3,372,823	194,961
Petrindo Jaya Kreasi Tbk. PT (b)	1,360,600	1,186,339
PP Persero Tbk. PT (b)	798,700	22,202
Prima Andalan Mandiri Tbk. PT	28,900	10,605
Prodia Widyahusada Tbk. PT	516,336	181,088
Rimo International Lestari Tbk. PT (b) (f)	100,200	—
Samudera Indonesia Tbk. PT	2,065,200	42,922
Saratoga Investama Sedaya Tbk. PT	2,164,800	230,582
Sawit Sumbermas Sarana Tbk. PT	3,082,600	209,217
Selamat Sempurna Tbk. PT	1,924,200	249,320
Siloam International Hospitals Tbk. PT	2,026,000	286,853
Sumber Tani Agung Resources Tbk. PT	1,613,900	95,385
Summarecon Agung Tbk. PT	8,001,715	298,824
Surya Esa Perkasa Tbk. PT	7,363,500	253,469
Timah Tbk. PT	1,440,412	60,341
Trada Alam Minera Tbk. PT (b) (f)	6,757,200	—
Triputra Agro Persada PT	2,850,200	100,887
Ultrajaya Milk Industry & Trading Co. Tbk. PT	691,400	71,848
Wijaya Karya Persero Tbk. PT (b)	465,700	7,259
XL Axiata Tbk. PT	4,110,732	533,965
		19,582,418
KUWAIT — 1.2%
A'ayan Leasing & Investment Co. KSCP	214,981	121,747
Acico Industries Co. KSC (b)	68,381	17,693

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Al Ahli Bank of Kuwait KSCP	586,072	$444,442
Al Mazaya Holding Co. KSCP (b)	487,850	116,227
ALAFCO Aviation Lease & Finance Co. KSCP (b)	317,515	186,014
Ali Alghanim Sons Automotive Co. KSCC	124,878	429,198
Alimtiaz Investment Group KSC (b)	537,947	98,923
Arabi Group Holding KSC (b)	183,847	306,960
Arzan Financial Group for Financing & Investment KPSC	612,876	418,890
Boubyan Petrochemicals Co. KSCP	305,555	581,773
Boursa Kuwait Securities Co. KPSC	82,890	465,101
Combined Group Contracting Co. SAK	24,194	35,592
Commercial Real Estate Co. KSC	1,136,649	377,342
Gulf Cables & Electrical Industries Group Co. KSCP	112,891	481,325
Heavy Engineering & Ship Building Co. KSCP Class B	145,946	389,506
Humansoft Holding Co. KSC	74,937	829,002
Integrated Holding Co. KCSC	181,443	301,175
Jazeera Airways Co. KSCP	94,411	426,808
Kuwait International Bank KSCP	959,182	468,274
Kuwait Real Estate Co. KSC	400,600	267,284
Kuwait Telecommunications Co.	110,854	203,127
Mezzan Holding Co. KSCC	115,568	216,279
National Industries Group Holding SAK	1,735,766	1,152,469
National Investments Co. KSCP	463,773	360,754
National Real Estate Co. KPSC (b)	746,595	160,618
Salhia Real Estate Co. KSCP	307,134	428,838
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	354,266	199,473
Warba Bank KSCP	1,747,735	1,058,027
		10,542,861
MALAYSIA — 3.8%
Aeon Co. M Bhd.	388,200	92,087
AEON Credit Service M Bhd.	117,000	141,826
AFFIN Bank Bhd.	665,907	301,433
Alliance Bank Malaysia Bhd.	867,300	639,858
Ancom Nylex Bhd.	339,500	83,490
Astro Malaysia Holdings Bhd.	463,791	39,869
Axis Real Estate Investment Trust	1,295,019	504,480
Bank Islam Malaysia Bhd.	1,074,018	516,557
Berjaya Corp. Bhd. (b)	2,220,245	140,124
Security Description	Shares	Value
Berjaya Food Bhd.	776,791	$101,431
Bermaz Auto Bhd.	711,000	365,171
British American Tobacco Malaysia Bhd.	61,136	123,602
Bumi Armada Bhd. (b)	3,726,700	401,462
Bursa Malaysia Bhd.	490,747	737,989
Cahya Mata Sarawak Bhd.	488,100	114,722
Capital A Bhd. (b)	1,523,800	273,588
Carlsberg Brewery Malaysia Bhd. Class B	116,400	488,399
Chin Hin Group Bhd. (b)	600,600	461,397
CTOS Digital Bhd.	2,005,600	615,429
D&O Green Technologies Bhd. (b)	406,424	320,186
Dagang NeXchange Bhd. (b)	2,005,018	174,539
Datasonic Group Bhd.	1,314,500	121,581
Dayang Enterprise Holdings Bhd.	608,500	211,882
DRB-Hicom Bhd.	478,300	144,687
Dufu Technology Corp. Bhd.	128,477	53,124
Duopharma Biotech Bhd.	294,391	80,725
Eco World Development Group Bhd.	879,500	200,974
Eco World International Bhd.	964,400	65,063
Ekovest Bhd. (b)	2,205,500	235,189
Farm Fresh Bhd.	988,000	283,822
FGV Holdings Bhd.	599,100	179,926
Formosa Prosonic Industries Bhd.	89,000	55,589
Fraser & Neave Holdings Bhd.	107,100	656,352
Frontken Corp. Bhd.	835,415	589,063
Gas Malaysia Bhd.	280,300	195,813
Genetec Technology Bhd. (b)	350,488	180,011
Genting Plantations Bhd.	263,547	325,777
Globetronics Technology Bhd.	408,400	143,984
Greatech Technology Bhd. (b)	314,300	328,322
HAP Seng Consolidated Bhd.	622,500	616,404
Hap Seng Plantations Holdings Bhd.	156,800	58,693
Hartalega Holdings Bhd. (b)	1,504,200	883,861
Heineken Malaysia Bhd.	128,300	674,029
Hengyuan Refining Co. Bhd. (b)	136,500	91,198
Hextar Global Bhd.	1,977,456	333,521
Hiap Teck Venture Bhd.	1,297,744	120,031
Hibiscus Petroleum Bhd.	449,360	248,395
Hong Leong Capital Bhd.	93,711	92,793
IGB Real Estate Investment Trust	1,310,400	490,509
IJM Corp. Bhd.	2,216,185	906,731
IOI Properties Group Bhd.	1,244,700	474,042
ITMAX SYSTEM Bhd.	262,300	102,180
JAKS Resources Bhd. (b)	160,787	6,473
JF Technology Bhd.	346,041	69,284
Kelington Group Bhd.	439,842	207,716
KNM Group Bhd. (b)	4,687,400	91,810
Kossan Rubber Industries Bhd.	553,804	222,968

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
KPJ Healthcare Bhd.	2,058,864	$645,215
Leong Hup International Bhd.	1,460,900	179,632
Lotte Chemical Titan Holding Bhd. (b) (e)	248,731	73,077
Magnum Bhd.	153,990	36,529
Mah Sing Group Bhd.	1,388,500	250,806
Malakoff Corp. Bhd.	1,000,700	138,290
Malayan Cement Bhd.	214,200	197,185
Malayan Flour Mills Bhd.	922,019	128,420
Malaysia Building Society Bhd.	3,104,007	479,618
Malaysia Smelting Corp. Bhd.	160,200	70,774
Malaysian Pacific Industries Bhd.	70,300	431,439
Malaysian Resources Corp. Bhd.	2,469,500	239,157
Matrix Concepts Holdings Bhd.	767,550	275,616
MBM Resources Bhd.	138,900	128,169
Mega First Corp. Bhd.	493,619	396,399
Mi Technovation Bhd.	22,485	9,053
My EG Services Bhd.	3,658,058	648,818
Nationgate Holdings Bhd.	1,125,000	369,695
OSK Holdings Bhd.	630,500	170,146
Padini Holdings Bhd.	547,100	417,915
Pavilion Real Estate Investment Trust	985,400	259,485
Pentamaster Corp. Bhd.	443,859	444,342
Pertama Digital Bhd. (b)	173,600	98,606
PIE Industrial Bhd.	188,279	133,168
PMB Technology Bhd. (b)	505,500	305,830
RCE Capital Bhd.	150,500	100,224
Sam Engineering & Equipment M Bhd.	137,800	121,756
Scientex Bhd.	717,664	595,060
SFP Tech Holdings Bhd.	670,400	140,062
Sime Darby Property Bhd.	2,538,900	345,335
SKP Resources Bhd.	616,615	106,012
SP Setia Bhd. Group	1,964,409	342,008
Sports Toto Bhd.	408,572	131,597
Sunway Bhd.	1,578,014	707,445
Sunway Real Estate Investment Trust	1,980,400	663,725
Supermax Corp. Bhd.	677,793	138,656
Syarikat Takaful Malaysia Keluarga Bhd. (b)	383,814	309,056
Ta Ann Holdings Bhd.	300,211	239,123
Top Glove Corp. Bhd. (b)	4,143,700	811,606
TSH Resources Bhd.	789,372	167,495
Uchi Technologies Bhd.	226,600	182,957
UEM Sunrise Bhd.	997,300	176,888
UMW Holdings Bhd.	442,900	480,009
Unisem M Bhd.	446,282	321,478
United Plantations Bhd.	157,700	610,894
UWC Bhd. (b)	221,827	169,931
Velesto Energy Bhd. (b)	4,281,000	214,283
ViTrox Corp. Bhd.	320,700	508,793
VS Industry Bhd.	2,397,200	425,183
WCE Holdings Bhd. (b)	960,000	213,101
Security Description	Shares	Value
WCT Holdings Bhd.	1,564,800	$168,569
Widad Group Bhd. (b)	1,285,241	135,657
Yinson Holdings Bhd.	1,609,404	875,628
		32,310,076
MEXICO — 0.9%
Betterware de Mexico SAPI de CV (c)	11,118	154,985
Bolsa Mexicana de Valores SAB de CV	443,374	920,025
Controladora Vuela Cia de Aviacion SAB de CV Class A (b) (c)	648,307	612,531
FIBRA Macquarie Mexico REIT (e)	556,975	1,093,591
Genomma Lab Internacional SAB de CV Class B (c)	726,198	607,220
Grupo Herdez SAB de CV (c)	96,629	263,049
Grupo Rotoplas SAB de CV (c)	116,905	207,515
Grupo Traxion SAB de CV (b) (c) (e)	204,872	421,128
La Comer SAB de CV (c)	334,430	863,007
Nemak SAB de CV (b) (e)	2,572,375	628,872
TF Administradora Industrial S de Real de CV REIT	738,940	1,576,539
		7,348,462
MONACO — 0.1%
Costamare, Inc.	46,011	478,975
PHILIPPINES — 0.7%
Alliance Global Group, Inc.	3,153,583	642,391
AREIT, Inc.	529,500	319,373
Cebu Air, Inc. (b)	49,500	29,052
Century Pacific Food, Inc.	1,171,555	654,801
Citicore Energy REIT Corp.	1,528,000	70,640
Converge Information & Communications Technology Solutions, Inc. (b)	1,107,100	167,540
D&L Industries, Inc.	2,776,552	316,389
First Gen Corp.	350,000	109,977
LT Group, Inc.	2,928,568	474,917
Manila Water Co., Inc.	895,800	300,892
Megaworld Corp.	7,095,000	252,409
MREIT, Inc.	730,900	162,349
Philcomsat Holdings Corp. (b)	36,115	27,229
Puregold Price Club, Inc.	721,600	350,538
Real Commercial REIT, Inc.	3,049,200	269,266
Robinsons Land Corp.	2,105,672	606,129
Robinsons Retail Holdings, Inc.	320,300	229,344
Security Bank Corp.	292,749	377,996
Synergy Grid & Development Phils, Inc.	190,800	22,569
Wilcon Depot, Inc.	727,500	274,578
		5,658,379
POLAND — 1.7%
11 bit studios SA (b)	2,434	334,870
Alior Bank SA (b)	80,880	1,570,190

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Asseco Poland SA	61,702	$1,147,032
Atlas Lithium Corp. (b) (c)	6,208	194,186
Auto Partner SA	32,450	214,147
Bank Millennium SA (b)	531,188	1,128,635
Benefit Systems SA	1,644	815,258
CCC SA (b)	18,939	294,567
Celon Pharma SA	3,636	14,295
CI Games SA (b)	109,419	58,296
Datawalk SA (b)	674	6,222
Dom Development SA	3,951	150,112
Enea SA (b)	179,883	419,487
Eurocash SA	62,216	263,436
Grenevia SA (b)	238,143	202,881
Grupa Azoty SA (b)	34,793	218,548
Grupa Kety SA	7,732	1,464,897
Jastrzebska Spolka Weglowa SA (b)	42,681	456,197
KRUK SA	15,459	1,875,248
Lubelski Wegiel Bogdanka SA	7,189	62,196
Mo-BRUK SA	1,856	156,230
Neuca SA	1,303	306,510
PKP Cargo SA (b)	32,873	121,887
PlayWay SA	4,178	339,999
Stalprodukt SA	892	54,669
Tauron Polska Energia SA (b)	962,422	913,900
TEN Square Games SA	2,052	50,305
Text SA	13,806	406,570
TIM SA (b)	8,898	105,561
Wirtualna Polska Holding SA	14,371	444,406
XTB SA (e)	44,881	431,661
Zespol Elektrowni Patnow Adamow Konin SA (b)	11,758	64,587
		14,286,985
PUERTO RICO — 0.0% (a)
EVERTEC, Inc. BDR (b)	743	30,574
QATAR — 0.4%
Al Khaleej Takaful Group QSC	224,321	182,858
Al Meera Consumer Goods Co. QSC	91,648	332,762
Baladna (b)	714,444	235,663
Doha Bank QPSC	549,449	275,404
Gulf International Services QSC	1,091,725	820,668
Gulf Warehousing Co.	162,826	138,945
Lesha Bank LLC (b)	599,846	217,796
Mannai Corp. QSC	26,034	29,423
Mazaya Real Estate Development QPSC (b)	568,884	113,277
Medicare Group	263,827	394,835
Qatari Investors Group QSC	502,618	223,769
Salam International Investment Ltd. QSC (b)	612,839	114,455
United Development Co. QSC	1,399,637	398,633
		3,478,488
Security Description	Shares	Value
RUSSIA — 0.0%
Detsky Mir PJSC (b) (e) (f)	414,207	$—
Etalon Group PLC GDR (b) (f)	205,302	—
Globaltrans Investment PLC GDR (b) (f)	121,419	—
M.Video PJSC (b) (f)	61,705	—
Mosenergo PJSC (f)	8,150,848	—
OGK-2 PJSC (f)	21,527,092	—
		—
SAUDI ARABIA — 3.3%
Abdul Mohsen Al-Hokair Tourism & Development Co. (b)	138,222	81,459
Abdullah Saad Mohammed Abo Moati Stationaries Co.	4,083	32,120
Al Babtain Power & Telecommunication Co.	33,783	250,445
Al Gassim Investment Holding Co. (b)	3,847	18,425
Al Hassan Ghazi Ibrahim Shaker Co. (b)	14,945	111,789
Al Jouf Agricultural Development Co.	8,658	113,824
Al Jouf Cement Co. (b)	41,523	135,974
Al Khaleej Training & Education Co. (b)	40,314	264,460
Al Maather REIT Fund	13,802	34,597
Al Masane Al Kobra Mining Co.	23,096	331,351
Al Moammar Information Systems Co.	10,177	360,944
Al Rajhi Co. for Co-operative Insurance (b)	36,472	695,399
Al Rajhi REIT	127,615	302,192
Al Yamamah Steel Industries Co. (b)	5,234	33,330
AlAbdullatif Industrial Investment Co. (b)	577	2,514
Alahli REIT Fund 1	53,745	129,131
Alamar Foods	10,475	264,808
Alandalus Property Co.	47,047	250,666
Alaseel Co.	114,880	143,064
Al-Etihad Cooperative Insurance Co. (b)	31,216	153,000
Alinma Retail REIT Fund	132,755	163,554
AlJazira Takaful Ta'awuni Co. (b)	8,468	38,162
Alkhabeer REIT	68,038	111,764
AlKhorayef Water & Power Technologies Co. (b)	5,382	278,429
Almunajem Foods Co.	11,551	222,703
AlSaif Stores For Development & Investment Co.	118,720	281,446
Alujain Corp. (b)	25,416	269,071
Amlak International Finance Co.	19,311	71,064
Anaam International Holding Group Co. (b)	239,900	57,576

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Arab Sea Information Systems Co. (b)	31,980	$59,781
Arabian Cement Co.	41,325	380,190
Arabian Shield Cooperative Insurance Co. (b)	15,634	75,627
Arriyadh Development Co.	66,037	370,159
Astra Industrial Group	25,776	908,690
Ataa Educational Co.	14,261	274,572
Ayyan Investment Co. (b)	20,122	82,312
Basic Chemical Industries Ltd.	9,214	80,715
Batic Investments & Logistic Co. (b)	211,250	117,737
Bawan Co.	27,261	325,678
Buruj Cooperative Insurance Co. (b)	17,403	88,918
City Cement Co.	55,736	312,716
Derayah REIT	110,526	245,220
Eastern Province Cement Co.	37,290	377,375
Electrical Industries Co.	221,960	165,730
Fawaz Abdulaziz Al Hokair & Co. (b)	15,192	71,301
Fitaihi Holding Group	84,670	69,768
Gulf Insurance Group	13,071	91,846
Hail Cement Co.	32,429	104,638
Halwani Brothers Co. (b)	22,988	310,185
Herfy Food Services Co.	16,360	140,042
Jahez International Co. (b)	56,060	378,966
Jamjoom Pharmaceuticals Factory Co.	7,631	232,389
Jazan Energy & Development Co. (b)	35,899	143,979
L'Azurde Co. for Jewelry	14,413	54,654
Maharah Human Resources Co.	12,762	266,130
Malath Cooperative Insurance Co. (b)	14,796	67,943
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	32,590	123,929
Methanol Chemicals Co. (b)	21,540	115,454
Middle East Healthcare Co. (b)	33,915	801,298
Middle East Paper Co.	36,477	331,698
Musharaka Real Estate Income Fund REIT	100,862	155,462
Najran Cement Co.	51,520	155,522
Nama Chemicals Co. (b)	6,018	50,712
Naqi Water Co.	8,224	168,866
National Agriculture Development Co. (b)	226,850	1,687,764
National Co. for Glass Industries	32,427	335,511
National Co. for Learning & Education	18,490	590,694
National Gas & Industrialization Co.	28,443	508,940
National Gypsum (b)	2,218	13,758
National Medical Care Co.	17,765	826,191
Security Description	Shares	Value
National Metal Manufacturing & Casting Co. (b)	11,252	$54,190
Nayifat Finance Co. (b)	22,394	87,785
Northern Region Cement Co.	50,091	140,789
Perfect Presentation For Commercial Services Co. (b)	30,981	199,766
Qassim Cement Co.	34,343	583,373
Retal Urban Development Co.	168,238	380,891
Riyad REIT Fund	162,353	380,988
Sadr Logistics Co. (b)	29,390	24,844
Saudi Advanced Industries Co.	31,909	242,508
Saudi Arabia Refineries Co.	3,932	93,949
Saudi Automotive Services Co.	25,635	507,915
Saudi Ceramic Co.	27,215	197,762
Saudi Chemical Co. Holding	327,730	374,049
Saudi Co. For Hardware CJSC (b)	5,798	59,294
Saudi Fisheries Co. (b)	8,282	53,447
Saudi Ground Services Co. (b)	71,713	688,445
Saudi Marketing Co.	10,027	60,002
Saudi Paper Manufacturing Co. (b)	12,494	143,764
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	27,605	277,522
Saudi Printing & Packaging Co. (b)	15,505	64,087
Saudi Public Transport Co. (b)	50,651	276,352
Saudi Real Estate Co. (b)	112,774	481,169
Saudi Reinsurance Co. (b)	23,132	114,488
Saudi Steel Pipe Co. (b)	12,209	119,160
Saudi Vitrified Clay Pipe Co. Ltd. (b)	7,844	101,135
Scientific & Medical Equipment House Co. (b)	3,604	44,545
Sedco Capital REIT Fund	86,693	209,450
Shams (b)	261,166	41,090
SHL Finance Co.	28,048	135,378
Sinad Holding Co. (b)	41,648	145,268
Southern Province Cement Co.	17,779	202,444
Sumou Real Estate Co.	10,753	121,294
Sustained Infrastructure Holding Co.	30,963	247,291
Tabuk Agriculture (b)	5,086	23,192
Tabuk Cement Co. (b)	34,748	125,649
Takween Advanced Industries Co. (b)	227	925
Tanmiah Food Co.	2,972	80,521
Theeb Rent A Car Co.	13,395	232,894
Umm Al-Qura Cement Co. (b)	29,533	133,883
United Electronics Co.	40,290	946,546
United International Transportation Co.	30,890	648,278
United Wire Factories Co.	8,719	68,241
Wafrah for Industry & Development (b)	7,040	77,722

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Walaa Cooperative Insurance Co. (b)	24,500	$123,088
Yamama Cement Co.	76,134	697,387
Yanbu Cement Co.	61,330	563,418
Zahrat Al Waha For Trading Co.	5,298	51,850
Zamil Industrial Investment Co. (b)	23,961	169,644
		27,663,993
SINGAPORE — 0.2%
Geo Energy Resources Ltd. (c)	747,800	198,415
Guan Chong Bhd.	345,810	137,722
Japfa Ltd.	586,600	97,833
Riverstone Holdings Ltd.	388,000	207,369
Silverlake Axis Ltd.	541,800	115,006
Yangzijiang Financial Holding Ltd.	2,236,200	550,955
		1,307,300
SOUTH AFRICA — 4.1%
Adcock Ingram Holdings Ltd.	59,291	194,854
Advtech Ltd.	539,618	724,113
AECI Ltd.	83,099	498,435
Afrimat Ltd.	113,701	391,697
Astral Foods Ltd.	29,971	240,210
Attacq Ltd. REIT	334,546	168,668
AVI Ltd.	287,152	1,288,671
Barloworld Ltd.	130,923	565,573
Blue Label Telecoms Ltd. (b)	69,941	14,839
Burstone Group Limited REIT	176,919	77,394
City Lodge Hotels Ltd.	295,165	78,926
Coronation Fund Managers Ltd. (c)	120,844	205,906
Curro Holdings Ltd.	482,802	307,568
DataTec Ltd.	181,019	400,890
Dis-Chem Pharmacies Ltd. (c) (e)	306,968	515,152
DRDGOLD Ltd.	431,986	372,518
Emira Property Fund Ltd. REIT	113,880	53,243
Equites Property Fund Ltd. REIT (c)	363,198	277,053
Fairvest Ltd. Class B, REIT	1,230,770	231,516
Famous Brands Ltd.	34,204	108,349
Fortress Real Estate Investments Ltd. REIT (b)	802,129	605,736
Fortress Real Estate Investments Ltd. Class B, REIT (b)	1,562,925	606,795
Foschini Group Ltd. (c)	295,880	1,795,261
Grindrod Ltd.	418,349	262,162
Hosken Consolidated Investments Ltd. (b)	47,511	526,356
Hudaco Industries Ltd.	26,739	234,865
Hyprop Investments Ltd. REIT	324,298	551,683
Investec Ltd.	141,014	968,418
JSE Ltd.	46,520	235,150
KAP Ltd. (b)	1,137,110	162,911
Security Description	Shares	Value
Lesaka Technologies, Inc. (b) (c)	33,850	$109,674
Life Healthcare Group Holdings Ltd.	1,265,983	1,271,694
MiX Telematics Ltd. ADR	16,079	138,440
Momentum Metropolitan Holdings	1,024,628	1,226,472
Motus Holdings Ltd.	152,820	848,188
Mr Price Group Ltd.	232,170	1,990,790
MultiChoice Group (b)	277,204	1,228,110
Nampak Ltd. (b)	4,380	44,786
Netcare Ltd.	978,494	761,928
Ninety One Ltd.	129,544	304,389
Oceana Group Ltd.	66,164	255,683
Omnia Holdings Ltd.	136,753	488,834
Pick n Pay Stores Ltd.	189,187	240,732
PPC Ltd. (b)	647,485	141,269
PSG Financial Services Ltd.	1,037,528	870,871
Redefine Properties Ltd. REIT	6,148,802	1,294,485
Renergen Ltd. (b)	17,022	14,614
Resilient REIT Ltd.	239,438	579,888
Reunert Ltd.	112,854	369,896
SA Corporate Real Estate Ltd. REIT	1,014,358	128,684
Santam Ltd.	40,503	634,693
Sappi Ltd. (c)	466,668	1,127,914
SPAR Group Ltd. (b) (c)	122,330	788,665
Stor-Age Property REIT Ltd. (c)	330,632	236,120
Sun International Ltd.	151,394	339,421
Super Group Ltd.	353,373	574,865
Telkom SA SOC Ltd. (b) (c)	253,545	412,327
Thungela Resources Ltd.	118,844	999,492
Tiger Brands Ltd. (c)	129,534	1,425,777
Transaction Capital Ltd. (b) (c)	146,517	63,935
Truworths International Ltd. (c)	391,600	1,592,096
Tsogo Sun Limited	291,563	195,305
Vukile Property Fund Ltd. REIT (c)	758,419	585,584
Wilson Bayly Holmes-Ovcon Ltd. (b)	39,218	278,917
Zeda Ltd. (b)	110,804	77,252
		34,306,702
TAIWAN — 26.9%
91APP, Inc.	17,000	58,161
Aaeon Technology, Inc.	33,000	159,675
Abico Avy Co. Ltd.	85,000	66,747
Ability Enterprise Co. Ltd.	156,000	134,191
Ability Opto-Electronics Technology Co. Ltd.	61,070	344,247
AcBel Polytech, Inc.	586,709	785,707
Acepodia, Inc. (b)	159,514	177,495
Acer E-Enabling Service Business, Inc.	15,000	144,181
ACES Electronic Co. Ltd.	10,238	10,758
Acme Electronics Corp. (b)	84,221	68,880
Acter Group Corp. Ltd.	60,000	347,013

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Action Electronics Co. Ltd.	345,000	$211,336
Actron Technology Corp.	40,983	247,710
ADATA Technology Co. Ltd.	255,776	858,407
Addcn Technology Co. Ltd.	20,999	136,159
Adimmune Corp. (b)	172,362	186,175
Adlink Technology, Inc.	60,000	121,015
Advanced Ceramic X Corp. (c)	40,642	324,442
Advanced Energy Solution Holding Co. Ltd.	30,000	736,058
Advanced International Multitech Co. Ltd. (c)	82,805	196,419
Advanced Lithium Electrochemistry Cayman Co. Ltd. (b)	52,834	81,686
Advanced Power Electronics Corp.	44,793	142,448
Advanced Wireless Semiconductor Co. (b)	102,426	437,197
Advancetek Enterprise Co. Ltd.	204,042	256,627
AGV Products Corp.	961,000	377,317
AIC, Inc.	19,000	273,016
Alar Pharmaceuticals, Inc. (b)	11,371	77,621
Alcor Micro Corp. (c)	51,466	195,363
Alexander Marine Co. Ltd. (c)	14,000	173,800
ALI Corp. (b) (c)	140,943	142,594
All Ring Tech Co. Ltd.	50,802	233,397
Allied Circuit Co. Ltd.	23,750	119,948
Allied Supreme Corp.	37,000	392,418
Allis Electric Co. Ltd.	165,316	404,530
Alltek Technology Corp.	84,000	99,353
Alltop Technology Co. Ltd.	20,607	128,918
Alpha Networks, Inc.	476,285	585,841
Altek Corp.	217,516	264,715
Amazing Microelectronic Corp.	35,664	140,608
Ambassador Hotel	107,000	172,404
AMPACS Corp.	54,412	92,015
Ampak Technology, Inc.	66,000	258,060
AMPOC Far-East Co. Ltd.	48,000	123,713
AmTRAN Technology Co. Ltd.	611,760	259,132
Analog Integrations Corp.	18,000	126,391
Andes Technology Corp. (c)	27,089	423,672
Anpec Electronics Corp.	52,582	379,496
AP Memory Technology Corp.	105,324	1,609,519
Apacer Technology, Inc.	81,000	163,370
Apex Biotechnology Corp.	70,000	91,918
Apex Dynamics, Inc.	7,000	48,468
Apex International Co. Ltd.	100,366	164,821
Arcadyan Technology Corp.	190,318	1,057,305
Ardentec Corp.	249,083	600,581
Argosy Research, Inc.	44,368	247,931
Arizon RFID Technology Cayman Co. Ltd.	39,000	183,624
Asia Optical Co., Inc.	210,540	481,579
Asia Polymer Corp.	526,020	401,064
ASIX Electronics Corp.	30,703	133,054
ASMedia Technology, Inc.	25,000	1,478,471
ASolid Technology Co. Ltd. (c)	58,000	217,331
Security Description	Shares	Value
ASROCK, Inc.	34,801	$291,421
Aten International Co. Ltd. (c)	161,000	421,248
Auden Techno Corp.	23,861	118,953
AURAS Technology Co. Ltd.	53,227	611,346
Aurora Corp.	32,000	79,243
Avalue Technology, Inc.	31,000	120,705
Avermedia Technologies	24,000	28,152
Axiomtek Co. Ltd.	78,052	223,801
Bafang Yunji International Co. Ltd.	33,661	187,003
Bank of Kaohsiung Co. Ltd. (b)	187,467	74,827
Baotek Industrial Materials Ltd. (b) (c)	90,000	173,018
Basso Industry Corp.	112,800	151,794
BenQ Materials Corp.	109,822	123,991
BES Engineering Corp.	2,485,356	1,077,051
Biostar Microtech International Corp. (b)	135,251	107,529
Bioteque Corp.	26,729	95,801
Bizlink Holding, Inc. (c)	112,388	977,749
Bora Pharmaceuticals Co. Ltd.	10,436	217,286
Brave C&H Supply Co. Ltd.	14,000	72,531
Brighton-Best International Taiwan, Inc.	290,227	334,763
Brillian Network & Automation Integrated System Co. Ltd.	37,000	155,520
BRIM Biotechnology, Inc. (b)	74,769	72,965
Brogent Technologies, Inc.	35,136	130,513
Browave Corp.	73,337	211,238
C Sun Manufacturing Ltd.	75,322	152,163
Calin Technology Co. Ltd. (b)	87,317	118,071
Caliway Biopharmaceuticals Co. Ltd. (b)	35,994	448,598
Capital Securities Corp.	1,908,771	1,016,875
Career Technology MFG. Co. Ltd.	283,943	205,390
Cashbox Partyworld Co. Ltd.	36,981	121,702
Caswell, Inc.	45,166	147,902
Cathay Real Estate Development Co. Ltd.	633,332	374,545
CCP Contact Probes Co. Ltd.	182,000	243,730
Celxpert Energy Corp.	1,718	1,646
Center Laboratories, Inc. (c)	404,045	583,216
Central Reinsurance Co. Ltd. (b)	606,178	455,268
Century Iron & Steel Industrial Co. Ltd.	126,000	716,411
Century Wind Power Co. Ltd. (b)	24,078	198,097
CH Biotech R&D Co. Ltd.	30,895	81,036
Champion Microelectronic Corp.	77,000	183,904
Chang Wah Electromaterials, Inc.	604,190	687,061
Chang Wah Technology Co. Ltd.	359,000	390,694

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Channel Well Technology Co. Ltd. (c)	149,937	$411,355
Chant Sincere Co. Ltd.	44,000	104,371
Charoen Pokphand Enterprise	200,542	627,950
CHC Healthcare Group	72,000	143,341
Chenbro Micom Co. Ltd.	62,000	548,476
Cheng Loong Corp.	863,128	836,678
Cheng Mei Materials Technology Corp.	327,047	142,262
Cheng Uei Precision Industry Co. Ltd.	340,915	536,524
Chenming Electronic Technology Corp. (c)	114,000	174,210
Chia Chang Co. Ltd.	84,000	119,060
Chia Hsin Cement Corp.	436,424	270,894
Chicony Power Technology Co. Ltd.	112,000	530,979
Chief Telecom, Inc.	19,800	210,964
Chieftek Precision Co. Ltd.	58,267	121,316
China Bills Finance Corp.	807,394	397,245
China Chemical & Pharmaceutical Co. Ltd.	447,000	354,652
China Electric Manufacturing Corp.	216,000	116,831
China General Plastics Corp.	284,557	206,762
China Man-Made Fiber Corp. (b)	1,360,828	362,261
China Metal Products	176,727	241,563
China Motor Corp.	205,000	754,794
China Petrochemical Development Corp. (b)	1,886,225	600,460
China Steel Chemical Corp.	142,000	548,280
China Steel Structure Co. Ltd.	76,808	138,397
China Wire & Cable Co. Ltd.	223,000	278,655
Chin-Poon Industrial Co. Ltd.	203,000	332,706
Chip Hope Co. Ltd. (b)	28,000	79,008
Chipbond Technology Corp.	527,000	1,241,495
ChipMOS Technologies, Inc.	675,875	930,442
CHO Pharma, Inc. (b)	75,511	170,506
Chong Hong Construction Co. Ltd. (c)	252,275	643,624
Chun YU Works & Co. Ltd.	124,624	102,532
Chun Yuan Steel Industry Co. Ltd.	135,034	82,277
Chung Hung Steel Corp.	656,000	556,811
Chung Hwa Pulp Corp. (c)	322,488	247,457
Chung-Hsin Electric & Machinery Manufacturing Corp.	304,461	1,155,723
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	34,723	64,942
Chunghwa Precision Test Tech Co. Ltd.	14,000	257,278
Cleanaway Co. Ltd.	52,000	304,980
Clevo Co.	341,212	452,496
CMC Magnetics Corp. (b) (c)	971,267	363,942
Co.-Tech Development Corp.	148,511	293,243
Security Description	Shares	Value
Compeq Manufacturing Co. Ltd.	1,077,193	$2,481,470
Concord International Securities Co. Ltd.	244,205	138,054
Concord Securities Co. Ltd. (b)	295,594	133,877
Continental Holdings Corp.	425,233	390,726
Coremax Corp.	54,686	139,341
Coretronic Corp.	315,652	735,378
CSBC Corp. Taiwan (b)	383,717	253,807
CTCI Corp.	473,000	649,613
Cub Elecparts, Inc.	45,149	197,864
CviLux Corp.	15,000	21,994
Cyberlink Corp.	24,000	76,636
CyberPower Systems, Inc.	43,050	284,751
CyberTAN Technology, Inc. (b) (c)	237,000	169,504
DA CIN Construction Co. Ltd.	83,745	120,335
Da-Li Development Co. Ltd.	118,908	135,024
Darfon Electronics Corp.	129,000	227,816
Darwin Precisions Corp. (c)	401,576	175,335
Daxin Materials Corp.	30,000	97,066
Delpha Construction Co. Ltd.	289,000	337,585
Depo Auto Parts Ind Co. Ltd.	87,000	416,709
Diamond Biofund, Inc.	110,374	175,502
Dimerco Data System Corp.	44,000	164,155
Dimerco Express Corp.	82,568	222,760
D-Link Corp.	467,390	303,821
Drewloong Precision, Inc.	14,162	80,292
Dyaco International, Inc.	148,297	168,396
Dynamic Holding Co. Ltd. (c)	152,189	428,939
Dynapack International Technology Corp.	133,000	389,590
E&R Engineering Corp.	64,393	137,009
Eastern Media International Corp. (b)	34,857	25,725
eChem Solutions Corp.	46,427	624,009
eCloudvalley Digital Technology Co. Ltd.	21,419	93,170
ECOVE Environment Corp.	14,000	140,728
Edom Technology Co. Ltd.	44,000	35,483
eGalax_eMPIA Technology, Inc.	13,000	26,135
Egis Technology, Inc.	49,000	190,792
EirGenix, Inc. (b) (c)	184,977	605,731
Elan Microelectronics Corp.	267,029	1,413,865
E-Lead Electronic Co. Ltd. (c)	89,295	189,120
E-LIFE MALL Corp.	16,000	44,313
Elite Advanced Laser Corp.	94,600	192,033
Elite Semiconductor Microelectronics Technology, Inc.	241,674	771,706
Elitegroup Computer Systems Co. Ltd.	265,147	272,141
Ennoconn Corp.	65,311	570,318
Ennostar, Inc. (b)	519,000	782,969
Episil Technologies, Inc. (c)	196,501	461,632
Episil-Precision, Inc.	67,347	135,613
Eris Technology Corp.	16,950	148,289

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Eson Precision Ind Co. Ltd.	113,000	$225,334
Eternal Materials Co. Ltd.	829,764	786,762
Etron Technology, Inc. (c)	206,681	363,656
Eurocharm Holdings Co. Ltd.	11,000	65,232
Ever Fortune AI Co. Ltd.	46,878	147,398
Ever Supreme Bio Technology Co. Ltd.	56,303	358,653
Everest Textile Co. Ltd. (b)	425,658	103,188
Evergreen Aviation Technologies Corp.	83,922	296,689
Evergreen International Storage & Transport Corp.	360,214	372,062
EVERGREEN Steel Corp.	218,445	740,238
Everlight Chemical Industrial Corp.	510,385	325,949
Everlight Electronics Co. Ltd.	385,000	627,230
Excelliance Mos Corp.	15,000	64,515
Excelsior Medical Co. Ltd.	166,900	480,734
EZconn Corp. (c)	74,000	169,505
Far Eastern Department Stores Ltd.	739,490	596,353
Far Eastern International Bank	3,655,712	1,506,810
Farglory F T Z Investment Holding Co. Ltd.	100,047	187,768
Farglory Land Development Co. Ltd.	189,464	350,648
Federal Corp. (b)	187,806	120,551
Feedback Technology Corp.	43,000	133,804
Feng Hsin Steel Co. Ltd.	375,270	844,925
FIC Global, Inc.	108,000	207,973
Firich Enterprises Co. Ltd. (c)	194,516	199,330
First Copper Technology Co. Ltd.	88,756	92,543
First Hi-Tec Enterprise Co. Ltd.	52,000	207,556
First Steamship Co. Ltd. (b) (c)	423,000	121,977
FIT Holding Co. Ltd.	151,533	190,339
FIT Hon Teng Ltd. (b) (e)	1,286,987	194,485
Fitipower Integrated Technology, Inc. (c)	70,948	595,269
FLEXium Interconnect, Inc.	245,011	704,924
Flytech Technology Co. Ltd.	67,000	152,379
FocalTech Systems Co. Ltd.	209,405	767,601
FOCI Fiber Optic Communications, Inc.	84,598	191,025
Forcecon Tech Co. Ltd. (c)	53,433	282,917
Foresee Pharmaceuticals Co. Ltd. (b)	81,783	256,350
Formosa Advanced Technologies Co. Ltd.	70,000	88,953
Formosa International Hotels Corp.	41,562	299,962
Formosa Laboratories, Inc.	71,724	238,375
Formosa Oilseed Processing Co. Ltd.	28,350	50,529
Formosa Pharmaceuticals, Inc. (b)	98,030	159,548
Security Description	Shares	Value
Formosa Sumco Technology Corp.	67,000	$367,850
Formosa Taffeta Co. Ltd. (c)	687,000	564,096
Formosan Rubber Group, Inc.	316,449	251,072
Formosan Union Chemical	180,409	122,857
Fortune Electric Co. Ltd.	149,330	1,591,076
Fositek Corp.	29,052	362,079
Foxsemicon Integrated Technology, Inc.	63,050	432,447
Froch Enterprise Co. Ltd.	5,799	3,732
FSP Technology, Inc.	102,000	170,496
Fu Hua Innovation Co. Ltd.	142,410	136,886
Fulgent Sun International Holding Co. Ltd. (c)	102,082	444,044
Fulltech Fiber Glass Corp. (c)	243,540	124,188
Fusheng Precision Co. Ltd.	81,364	547,455
Fwusow Industry Co. Ltd.	159,449	100,271
G Shank Enterprise Co. Ltd.	85,548	201,253
G Tech Optoelectronics Corp. (b)	20,096	15,944
Gallant Precision Machining Co. Ltd.	84,375	83,576
Gamania Digital Entertainment Co. Ltd.	120,000	289,340
GEM Services, Inc.	14,879	33,161
Gemtek Technology Corp.	363,234	408,321
General Interface Solution Holding Ltd.	84,416	181,537
Generalplus Technology, Inc.	18,000	32,199
Genesys Logic, Inc.	62,553	244,583
Genius Electronic Optical Co. Ltd. (c)	79,972	1,095,721
GeoVision, Inc.	105,000	151,733
Getac Holdings Corp. (c)	255,000	922,272
GFC Ltd.	40,000	105,440
Gigasolar Materials Corp. (b)	3,577	10,548
Gigastorage Corp. (b)	221,446	118,694
Global Brands Manufacture Ltd.	150,608	316,522
Global Mixed Mode Technology, Inc.	43,860	377,284
Global PMX Co. Ltd. (c)	53,412	223,634
Globe Union Industrial Corp. (b)	264,124	132,963
Gloria Material Technology Corp.	315,909	502,832
Gogoro, Inc. (b) (c)	41,572	107,256
Golden Biotechnology Corp. (b)	42,028	53,750
Goldsun Building Materials Co. Ltd.	1,216,044	1,115,382
Gongwin Biopharm Holdings Co. Ltd. (b)	40,081	240,952
Gourmet Master Co. Ltd.	73,000	241,427
Grand Fortune Securities Co. Ltd. (b)	347,000	145,853
Grand Pacific Petrochemical	966,280	478,567

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Grand Process Technology Corp.	11,181	$217,132
Grape King Bio Ltd.	91,000	462,554
Great Novel Therapeutics Biotech & Medicals Corp. (b)	45,789	99,663
Great Tree Pharmacy Co. Ltd. (c)	54,035	615,345
Great Wall Enterprise Co. Ltd.	602,604	1,148,640
Greatek Electronics, Inc.	210,474	419,707
Group Up Industrial Co. Ltd.	38,000	190,678
GTM Holdings Corp.	13,000	13,343
Gudeng Precision Industrial Co. Ltd.	54,739	660,817
GUS TECHNOLOGY Co. Ltd. (b)	95,440	115,372
Gwo Xi Stem Cell Applied Technology Co. Ltd. (b)	23,000	27,204
Handa Pharmaceuticals, Inc. (b)	67,039	400,829
Hannstar Board Corp.	212,674	383,209
HannStar Display Corp. (b)	2,085,599	805,277
HannsTouch Holdings Co. (b)	255,987	80,490
Harvatek Corp.	101,969	87,548
HD Renewable Energy Co. Ltd.	50,161	213,291
Hey Song Corp.	140,000	184,748
Hi-Clearance, Inc.	11,000	48,566
Highlight Tech Corp.	19,000	30,057
HIM International Music, Inc.	9,000	31,231
Himax Technologies, Inc. ADR (c)	100,289	608,754
Hitron Technology, Inc.	53,000	59,233
Hiwin Mikrosystem Corp.	19,000	42,407
Hiyes International Co. Ltd.	32,656	99,169
Ho Tung Chemical Corp.	916,351	272,602
Hocheng Corp. (c)	181,000	107,041
Holdings-Key Electric Wire & Cable Co. Ltd.	165,000	175,535
Holiday Entertainment Co. Ltd.	49,000	144,491
Holtek Semiconductor, Inc.	96,648	210,046
Holy Stone Enterprise Co. Ltd.	108,150	341,818
Hong Pu Real Estate Development Co. Ltd.	80,000	78,200
Hong TAI Electric Industrial	137,559	126,844
Horizon Securities Co. Ltd. (b)	156,622	56,901
Hota Industrial Manufacturing Co. Ltd.	122,106	237,524
Hotron Precision Electronic Industrial Co. Ltd.	67,884	78,411
Hsin Kuang Steel Co. Ltd.	175,000	329,011
Hsin Yung Chien Co. Ltd.	26,547	92,987
Hsing TA Cement Co.	30,000	17,839
HTC Corp. (b) (c)	526,515	880,084
Hu Lane Associate, Inc.	48,527	251,407
HUA ENG Wire & Cable Co. Ltd.	256,429	179,222
Huaku Development Co. Ltd.	162,260	509,136
Security Description	Shares	Value
Huang Hsiang Construction Corp.	121,000	$169,728
Hung Sheng Construction Ltd.	174,000	114,808
Ibase Technology, Inc.	175,817	462,307
IBF Financial Holdings Co. Ltd. (b)	2,610,323	1,041,901
Ichia Technologies, Inc. (c)	196,709	228,817
I-Chiun Precision Industry Co. Ltd. (c)	147,429	224,815
IEI Integration Corp.	59,000	161,483
Infortrend Technology, Inc.	116,000	80,507
Info-Tek Corp.	139,000	238,683
Ingentec Corp. (c)	38,105	239,006
Innodisk Corp.	48,429	492,330
Inpaq Technology Co. Ltd.	68,652	186,782
Insyde Software Corp.	30,000	253,662
Intai Technology Corp.	24,000	101,269
Integrated Service Technology, Inc.	61,083	184,102
International CSRC Investment Holdings Co.	661,767	420,471
Iron Force Industrial Co. Ltd.	69,000	205,715
I-Sheng Electric Wire & Cable Co. Ltd.	77,000	115,787
I-Sunny Construction & Development Co. Ltd.	112,464	316,243
ITE Technology, Inc.	218,992	1,073,892
ITEQ Corp.	168,640	465,964
J&V Energy Technology Co. Ltd.	30,880	95,184
Jarllytec Co. Ltd.	30,000	185,236
Jess-Link Products Co. Ltd.	83,000	227,442
Jia Wei Lifestyle, Inc.	64,000	125,329
Jih Lin Technology Co. Ltd.	46,885	109,992
Ji-Haw Industrial Co. Ltd. (b)	124,000	142,220
Jiin Yeeh Ding Enterprise Co. Ltd.	59,848	99,843
JMicron Technology Corp. (b)	8,911	23,315
Johnson Health Tech Co. Ltd.	93,121	208,449
Jong Shyn Shipbuilding Co. Ltd.	34,852	113,560
K Laser Technology, Inc.	131,885	98,192
Kaimei Electronic Corp.	52,150	119,795
Kaori Heat Treatment Co. Ltd.	69,000	501,360
Kedge Construction Co. Ltd.	13,000	33,844
KEE TAI Properties Co. Ltd.	459,076	234,844
Kenda Rubber Industrial Co. Ltd.	623,180	627,434
Kenmec Mechanical Engineering Co. Ltd. (c)	163,313	335,241
Kerry TJ Logistics Co. Ltd.	205,000	256,496
Keystone Microtech Corp.	12,586	127,949
Kindom Development Co. Ltd.	201,327	254,853
King's Town Bank Co. Ltd.	760,000	989,296
Kinik Co.	89,869	562,221
Kinko Optical Co. Ltd.	146,338	131,602
Kinpo Electronics (c)	1,482,371	784,886

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Kinsus Interconnect Technology Corp.	236,000	$766,661
KMC Kuei Meng International, Inc.	43,220	185,185
KNH Enterprise Co. Ltd.	70,000	60,100
KS Terminals, Inc.	91,712	214,858
Kung Long Batteries Industrial Co. Ltd.	45,000	193,545
Kung Sing Engineering Corp. (b)	334,724	160,325
Kuo Toong International Co. Ltd.	203,917	303,645
Kuo Yang Construction Co. Ltd. (b)	272,662	208,780
Kwong Lung Enterprise Co. Ltd.	36,000	66,744
L&K Engineering Co. Ltd.	118,000	653,622
La Kaffa International Co. Ltd.	10,000	39,100
LandMark Optoelectronics Corp.	29,526	101,978
Lanner Electronics, Inc.	59,360	217,592
Laster Tech Corp. Ltd.	54,000	92,726
Leader Electronics, Inc. (b)	199,000	129,033
Leadtrend Technology Corp.	26,803	71,963
Lealea Enterprise Co. Ltd. (b)	756,600	255,154
LEE CHI Enterprises Co. Ltd.	10,648	5,395
Lelon Electronics Corp.	45,818	107,638
Li Peng Enterprise Co. Ltd. (b)	557,985	144,176
Lian HWA Food Corp.	85,870	244,539
Lin BioScience, Inc. (b)	80,722	299,842
Lingsen Precision Industries Ltd. (c)	418,694	312,412
Lintes Technology Co. Ltd.	18,000	99,998
Lion Travel Service Co. Ltd. (b)	41,859	190,947
Liton Technology Corp.	52,551	63,183
Long Da Construction & Development Corp.	144,846	140,879
Longchen Paper & Packaging Co. Ltd.	287,972	138,870
Longwell Co. (c)	203,000	429,276
Lumax International Corp. Ltd.	131,689	382,746
Lumosa Therapeutics Co. Ltd. (b)	111,000	247,024
Lung Yen Life Service Corp. (b)	31,000	40,605
LuxNet Corp. (c)	84,109	394,640
M3 Technology, Inc.	30,000	187,191
M31 Technology Corp.	14,628	505,227
Macauto Industrial Co. Ltd.	43,114	106,343
Machvision, Inc.	40,915	291,293
Macroblock, Inc.	9,381	33,776
Macronix International Co. Ltd.	1,562,005	1,595,568
Marketech International Corp.	55,750	255,221
Materials Analysis Technology, Inc.	40,025	303,215
Maxigen Biotech, Inc.	81,000	127,740
Mayer Steel Pipe Corp.	88,796	92,729
Security Description	Shares	Value
Mechema Chemicals International Corp.	45,803	$129,989
Medeon Biodesign, Inc.	51,449	78,203
Medigen Biotechnology Corp. (b)	90,000	131,376
Medigen Vaccine Biologics Corp. (b)	197,000	449,967
Mega Union Technology, Inc.	42,424	228,773
Mercuries & Associates Holding Ltd. (b)	497,693	222,166
Mercuries Life Insurance Co. Ltd. (b)	3,525,063	584,629
Merdury Biopharmaceutical Corp. (b)	180,327	109,875
Merry Electronics Co. Ltd.	123,640	441,133
METAAGE Corp.	60,000	136,264
Microbio Co. Ltd. (c)	321,679	529,310
Microelectronics Technology, Inc. (b)	150,927	184,414
MIN AIK Technology Co. Ltd.	126,736	90,023
Mirle Automation Corp.	271,331	318,272
Mitac Holdings Corp. (c)	977,544	1,418,992
Mobiletron Electronics Co. Ltd. (b)	37,000	66,066
MOSA Industrial Corp.	40,220	31,124
Mosel Vitelic, Inc.	66,289	75,597
Motech Industries, Inc.	237,400	216,975
MPI Corp.	67,095	475,494
MSSCORPS Co. Ltd.	19,158	88,329
Mycenax Biotech, Inc. (b)	194,106	225,789
Nak Sealing Technologies Corp.	43,102	188,893
Namchow Holdings Co. Ltd.	69,215	114,567
Nan Kang Rubber Tire Co. Ltd. (b)	482,204	659,897
Nan Pao Resins Chemical Co. Ltd.	38,000	347,925
Nang Kuang Pharmaceutical Co. Ltd.	84,000	145,882
Nantex Industry Co. Ltd.	252,504	309,351
Netronix, Inc.	58,228	169,995
Nexcom International Co. Ltd.	90,000	140,907
Nichidenbo Corp.	91,000	172,272
North-Star International Co. Ltd.	177,000	301,628
Nuvoton Technology Corp.	154,810	716,281
O-Bank Co. Ltd.	1,085,970	353,138
OBI Pharma, Inc. (b)	192,580	435,478
Ocean Plastics Co. Ltd. (b)	118,000	142,451
OK Biotech Co. Ltd.	218,000	178,290
Optimax Technology Corp. (c)	120,656	142,709
Orient Semiconductor Electronics Ltd.	363,704	645,863
Oriental Union Chemical Corp.	561,500	368,656
O-TA Precision Industry Co. Ltd.	7,105	20,882
Pacific Hospital Supply Co. Ltd.	61,000	171,727

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Pan German Universal Motors Ltd.	15,000	$146,381
Pan Jit International, Inc. (c)	228,000	499,972
Pan-International Industrial Corp.	485,539	560,837
Panion & BF Biotech, Inc. (c)	53,785	196,280
PChome Online, Inc. (b)	28,320	40,786
PCL Technologies, Inc. (c)	36,795	92,675
P-Duke Technology Co. Ltd.	97,000	304,681
Pegavision Corp.	29,271	378,161
PharmaEngine, Inc.	59,000	202,815
Pharmally International Holding Co. Ltd. (b) (f)	38,461	—
Pharmosa Biopharm, Inc. (b)	48,424	138,848
Phihong Technology Co. Ltd. (b) (c)	245,847	471,820
Phoenix Pioneer Technology Co. Ltd. (b)	111,500	63,215
Phoenix Silicon International Corp.	94,082	159,713
Phoenix Tours International, Inc.	31,000	74,241
Phytohealth Corp. (b)	239,493	169,336
Pixart Imaging, Inc.	109,060	547,246
PlayNitride, Inc. (b)	36,000	115,893
Polaris Group (b) (c)	300,000	738,991
Posiflex Technology, Inc.	39,000	156,302
Power Wind Health Industry, Inc.	45,000	180,349
Poya International Co. Ltd.	48,646	874,948
President Securities Corp.	1,354,604	867,303
Primax Electronics Ltd.	391,000	862,505
Prince Housing & Development Corp.	1,154,996	417,734
Princeton Technology Corp.	97,988	98,497
Pro Hawk Corp.	8,000	38,057
Progate Group Corp.	28,000	244,506
Promate Electronic Co. Ltd.	346,000	655,011
Prosperity Dielectrics Co. Ltd. (c)	70,000	111,191
PSS Co. Ltd.	17,682	93,623
Qualipoly Chemical Corp.	26,000	31,769
Quang Viet Enterprise Co. Ltd.	24,000	87,975
Quanta Storage, Inc.	164,000	438,181
Quintain Steel Co. Ltd.	151,309	73,952
Radiant Opto-Electronics Corp.	381,331	1,652,532
Radium Life Tech Co. Ltd. (b)	446,981	142,874
Rafael Microelectronics, Inc.	5,000	25,985
Raydium Semiconductor Corp.	50,349	657,036
RDC Semiconductor Co. Ltd.	37,199	339,379
Rechi Precision Co. Ltd.	162,000	112,696
Rexon Industrial Corp. Ltd. (b)	117,000	196,712
Rich Development Co. Ltd. (b)	162,000	51,360
RichWave Technology Corp. (b)	54,857	328,886
Ritek Corp. (b)	409,693	109,463
Ruentex Engineering & Construction Co.	39,526	148,107
Security Description	Shares	Value
Run Long Construction Co. Ltd.	123,650	$402,893
Sakura Development Co. Ltd.	170,400	268,727
Sampo Corp.	663,221	628,850
San Fang Chemical Industry Co. Ltd.	192,000	161,718
San Fu Chemical Co. Ltd.	89,000	363,940
Sanyang Motor Co. Ltd.	606,945	1,412,029
Savior Lifetec Corp.	159,500	116,674
SCI Pharmtech, Inc.	43,157	136,120
Scientech Corp.	40,639	283,369
ScinoPharm Taiwan Ltd.	179,000	153,976
SciVision Biotech, Inc.	64,000	161,822
SDI Corp.	127,570	471,781
Sea Sonic Electronics Co. Ltd.	29,592	95,264
Senao Networks, Inc. (c)	19,000	151,676
Senhwa Biosciences, Inc. (b)	30,000	49,755
Sensortek Technology Corp.	9,000	127,124
Sercomm Corp.	233,000	1,021,114
Sesoda Corp.	140,914	150,370
Sheng Yu Steel Co. Ltd.	4,906	4,676
ShenMao Technology, Inc.	62,853	146,634
Shieh Yih Machinery Industry Co. Ltd. (c)	131,000	115,247
Shih Wei Navigation Co. Ltd.	19,605	13,127
Shihlin Paper Corp. (b)	141,558	265,215
Shin Zu Shing Co. Ltd.	127,464	512,921
Shinfox Energy Co. Ltd. (c)	73,477	254,975
Shining Building Business Co. Ltd. (b)	295,127	102,894
Shinkong Insurance Co. Ltd.	357,841	794,023
Shinkong Synthetic Fibers Corp.	1,749,796	886,572
Shiny Brands Group Co. Ltd.	16,000	148,841
Shiny Chemical Industrial Co. Ltd.	129,767	568,699
ShunSin Technology Holding Ltd.	11,000	49,641
Shuttle, Inc.	206,000	121,826
Sigurd Microelectronics Corp.	554,144	1,177,243
Silicon Integrated Systems Corp. (c)	729,712	1,084,207
Silicon Motion Technology Corp. ADR	27,580	1,689,827
Silicon Optronics, Inc. (b)	26,000	87,258
Simplo Technology Co. Ltd. (c)	124,000	1,696,942
Sincere Navigation Corp.	91,709	75,751
Sinmag Equipment Corp.	37,271	185,805
Sinon Corp. (c)	492,662	617,222
Sinphar Pharmaceutical Co. Ltd.	263,879	291,904
Sinyi Realty, Inc.	622,828	607,800
Sitronix Technology Corp.	81,000	733,712
Siward Crystal Technology Co. Ltd.	74,000	79,689
Softstar Entertainment, Inc.	71,952	180,522
Soft-World International Corp.	94,848	465,115

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Solar Applied Materials Technology Corp.	368,736	$466,770
Solomon Technology Corp.	76,000	96,825
Solteam, Inc.	24,530	37,566
Sonix Technology Co. Ltd.	60,123	112,447
Southeast Cement Co. Ltd.	95,000	58,194
Speed Tech Corp.	60,000	113,977
Sporton International, Inc.	52,169	409,662
St Shine Optical Co. Ltd.	34,000	210,489
Standard Chemical & Pharmaceutical Co. Ltd.	61,000	130,982
Standard Foods Corp.	260,000	329,548
Stark Technology, Inc.	84,000	329,809
Starlux Airlines Co. Ltd. (b)	328,271	250,291
SunMax Biotechnology Co. Ltd.	23,000	152,881
Sunny Friend Environmental Technology Co. Ltd.	43,337	162,388
Sunonwealth Electric Machine Industry Co. Ltd.	153,000	535,915
Sunplus Technology Co. Ltd.	355,747	398,166
Superalloy Industrial Co. Ltd.	179,082	459,222
Supreme Electronics Co. Ltd.	399,398	787,331
Swancor Holding Co. Ltd.	53,000	169,756
Symtek Automation Asia Co. Ltd.	24,705	84,120
Syncmold Enterprise Corp.	65,932	171,648
SyneuRx International Taiwan Corp. (b)	58,218	32,627
Synmosa Biopharma Corp. (c)	245,990	309,787
Sysgration (b)	128,760	149,987
Systex Corp.	281,000	1,025,464
T3EX Global Holdings Corp.	37,518	105,988
Ta Liang Technology Co. Ltd.	1,260	2,180
Ta Ya Electric Wire & Cable (c)	597,291	671,431
TA-I Technology Co. Ltd.	40,000	62,365
TaiDoc Technology Corp.	38,294	205,878
Taiflex Scientific Co. Ltd. (c)	229,699	367,108
Taigen Biopharmaceuticals Holdings Ltd. (b)	312,000	154,523
TaiMed Biologics, Inc. (b)	154,000	411,463
Taimide Tech, Inc.	77,000	110,643
Tainan Spinning Co. Ltd.	1,196,105	615,776
Tainergy Tech Co. Ltd. (b)	111,569	99,425
TaiSol Electronics Co. Ltd.	32,000	70,067
Taisun Enterprise Co. Ltd. (c)	369,549	270,926
Taita Chemical Co. Ltd.	53,243	28,538
TAI-TECH Advanced Electronics Co. Ltd.	40,474	150,341
Taiwan Cogeneration Corp.	790,669	1,036,947
Taiwan FamilyMart Co. Ltd.	22,000	135,482
Taiwan Fertilizer Co. Ltd.	408,000	898,676
Taiwan Fire & Marine Insurance Co. Ltd.	69,000	59,804
Taiwan FU Hsing Industrial Co. Ltd.	100,000	155,911
Taiwan Glass Industry Corp. (b)	922,000	569,293
Security Description	Shares	Value
Taiwan Hon Chuan Enterprise Co. Ltd.	230,218	$937,660
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	110,148	140,330
Taiwan Mask Corp.	144,778	335,404
Taiwan Navigation Co. Ltd.	116,000	124,729
Taiwan Paiho Ltd.	28,000	52,550
Taiwan PCB Techvest Co. Ltd.	202,000	284,994
Taiwan Sakura Corp.	82,283	186,334
Taiwan Secom Co. Ltd.	277,961	1,059,658
Taiwan Semiconductor Co. Ltd.	176,000	524,723
Taiwan Shin Kong Security Co. Ltd.	196,470	258,307
Taiwan Speciality Chemicals Corp.	71,577	201,737
Taiwan Styrene Monomer	269,373	137,361
Taiwan Surface Mounting Technology Corp.	242,308	757,151
Taiwan TEA Corp. (b)	453,616	321,472
Taiwan Union Technology Corp. (c)	212,000	870,367
Taiwan-Asia Semiconductor Corp.	271,900	417,279
Taiyen Biotech Co. Ltd.	343,979	383,313
TBI Motion Technology Co. Ltd.	23,000	24,206
TCI Co. Ltd.	70,672	393,767
Team Group, Inc. (c)	71,000	202,656
Tehmag Foods Corp.	19,000	180,463
Test Research, Inc.	137,000	279,888
Test Rite International Co. Ltd.	271,896	186,045
Thinking Electronic Industrial Co. Ltd.	48,573	265,889
Thunder Tiger Corp. (b)	109,000	200,310
Thye Ming Industrial Co. Ltd.	146,974	337,618
Tien Li Offshore Wind Technology Co. Ltd. (b)	55,038	90,922
Tigerair Taiwan Co. Ltd. (b)	64,146	70,227
Ton Yi Industrial Corp.	762,000	400,981
Tong Hsing Electronic Industries Ltd.	143,084	734,290
Tong Yang Industry Co. Ltd.	359,872	891,164
Tong-Tai Machine & Tool Co. Ltd.	60,000	36,461
Top Union Electronics Corp.	137,000	145,524
Topco Scientific Co. Ltd.	232,837	1,384,557
Topco Technologies Corp.	14,000	32,160
Topkey Corp.	77,033	449,289
Topoint Technology Co. Ltd.	43,000	39,230
TPK Holding Co. Ltd.	337,000	397,498
Transcend Information, Inc.	151,484	397,830
Tsann Kuen Enterprise Co. Ltd.	42,605	54,210
TSC Auto ID Technology Co. Ltd.	15,732	123,793
TSEC Corp. (c)	373,702	356,771
TSRC Corp.	517,028	406,001
Ttet Union Corp.	17,584	81,645
TTFB Co. Ltd.	21,000	161,141

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
TTY Biopharm Co. Ltd.	180,436	$472,689
Tul Corp. (b)	23,343	68,301
Tung Ho Steel Enterprise Corp.	458,392	1,055,972
Tung Thih Electronic Co. Ltd.	46,475	220,332
TURVO International Co. Ltd.	34,245	155,099
TXC Corp.	344,080	1,105,433
TYC Brother Industrial Co. Ltd.	99,000	130,643
Tycoons Group Enterprise (b)	209,433	87,006
Tyntek Corp. (b)	145,667	88,282
UDE Corp.	83,000	154,152
Ultra Chip, Inc.	60,000	195,500
U-Ming Marine Transport Corp.	325,000	551,718
Union Bank of Taiwan	2,419,000	1,134,996
Unitech Printed Circuit Board Corp. (c)	413,024	269,154
United Alloy-Tech Co. (b)	115,000	186,980
United Integrated Services Co. Ltd.	138,183	1,190,903
United Orthopedic Corp.	78,000	216,282
United Renewable Energy Co. Ltd. (c)	1,167,952	559,420
Unity Opto Technology Co. Ltd. (b) (f)	771,307	—
Universal Cement Corp.	279,130	270,121
Universal Microwave Technology, Inc.	40,963	216,891
Universal Vision Biotechnology Co. Ltd.	34,472	311,130
UPC Technology Corp.	723,632	358,391
UPI Semiconductor Corp.	25,069	256,485
Userjoy Technology Co. Ltd.	32,435	82,434
USI Corp.	923,590	594,350
Utechzone Co. Ltd.	48,244	116,167
Vactronics Technologies, Inc.	36,701	75,338
Ventec International Group Co. Ltd.	32,000	94,049
Via Technologies, Inc. (c)	179,000	912,774
Viking Tech Corp.	68,313	124,426
Visco Vision, Inc.	43,232	305,676
Visual Photonics Epitaxy Co. Ltd.	179,371	938,044
Vivotek, Inc.	21,000	111,533
Vizionfocus, Inc.	20,913	168,650
Wafer Works Corp.	427,418	603,027
Waffer Technology Corp. (c)	98,000	365,618
Wah Lee Industrial Corp.	82,620	265,435
Walsin Technology Corp.	266,000	1,066,063
Walton Advanced Engineering, Inc.	161,184	80,092
Ways Technical Corp. Ltd. (b)	79,000	72,589
WEI Chih Steel Industrial Co. Ltd.	6,980	5,970
Wei Chuan Foods Corp.	404,899	251,326
Weikeng Industrial Co. Ltd.	140,998	132,772
Weltrend Semiconductor	121,619	291,659
Win Semiconductors Corp.	328,000	1,699,288
Security Description	Shares	Value
Winstek Semiconductor Co. Ltd.	58,000	$172,542
WinWay Technology Co. Ltd. (c)	22,000	601,424
Wisdom Marine Lines Co. Ltd.	325,000	550,659
Wiselink Co. Ltd. (b)	57,000	213,584
Wistron Information Technology & Services Corp.	53,299	229,239
Wistron NeWeb Corp.	269,344	1,369,077
Wonderful Hi-Tech Co. Ltd.	207,000	207,064
Wowprime Corp.	52,066	423,273
WT Microelectronics Co. Ltd. (c)	345,090	1,264,972
WUS Printed Circuit Co. Ltd. (c)	178,187	225,270
XinTec, Inc.	121,000	502,680
Xxentria Technology Materials Corp.	95,700	225,136
Yankey Engineering Co. Ltd.	41,204	424,251
Yao Sheng Electronic Co. Ltd.	10,000	26,425
YC INOX Co. Ltd.	205,770	183,373
Yea Shin International Development Co. Ltd.	86,474	99,603
Yem Chio Co. Ltd.	242,629	139,930
Yeong Guan Energy Technology Group Co. Ltd. (b)	49,000	86,216
YFC-Boneagle Electric Co. Ltd.	45,000	37,756
YFY, Inc.	1,084,000	1,151,444
Yieh Phui Enterprise Co. Ltd. (c)	973,000	565,910
Yieh United Steel Corp. (b)	30,737	7,431
Young Fast Optoelectronics Co. Ltd.	42,000	58,982
Young Optics, Inc. (b)	61,000	134,361
Youngtek Electronics Corp.	55,000	112,005
Yuen Foong Yu Consumer Products Co. Ltd.	27,000	37,301
Yungshin Construction & Development Co. Ltd.	21,000	63,156
YungShin Global Holding Corp.	206,000	312,116
Zeng Hsing Industrial Co. Ltd.	38,272	132,809
Zenitron Corp. (c)	415,348	462,844
Zero One Technology Co. Ltd.	94,000	200,310
Zig Sheng Industrial Co. Ltd.	12,260	4,374
ZillTek Technology Corp.	29,727	440,716
Zinwell Corp. (b)	163,000	116,844
Zippy Technology Corp.	29,000	46,348
Zyxel Group Corp.	319,647	529,091
		226,889,810
THAILAND — 3.8%
AAPICO Hitech PCL NVDR	281,344	230,796
Absolute Clean Energy PCL (b)	412,700	18,499
AEON Thana Sinsap Thailand PCL NVDR	86,154	403,857
Amata Corp. PCL	275,100	215,599
AP Thailand PCL NVDR	1,749,822	579,301

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Asia Plus Group Holdings PCL NVDR	2,005,855	$166,897
Asia Sermkij Leasing PCL	165,144	96,283
Asia Sermkij Leasing PCL NVDR	1,500	875
Aurora Design PCL NVDR	359,700	162,290
Bangchak Corp. PCL NVDR	529,128	674,345
Bangkok Airways PCL NVDR (c)	917,409	421,983
Bangkok Aviation Fuel Services PCL NVDR	340,258	238,253
Bangkok Chain Hospital PCL NVDR	1,131,162	742,343
Bangkok Commercial Asset Management PCL NVDR (c)	914,025	218,247
Bangkok Life Assurance PCL NVDR	407,051	238,512
Banpu Power PCL NVDR	763,771	324,461
BCPG PCL	531,000	136,902
BEC World PCL NVDR (c)	500,996	71,628
Betagro PCL NVDR	657,700	462,457
Beyond Securities PCL NVDR (b)	1,507,069	199,574
Central Plaza Hotel PCL NVDR (b) (c)	616,047	789,630
CH Karnchang PCL NVDR (c)	821,392	500,548
Chayo Group PCL NVDR	673,506	107,540
Chularat Hospital PCL NVDR (c)	7,244,869	666,488
CK Power PCL NVDR (c)	2,020,624	192,990
CPN Retail Growth Leasehold REIT	1,586,300	525,165
Dhipaya Group Holdings PCL NVDR (c)	261,978	222,584
Ditto Thailand PCL NVDR	595,030	475,048
Dohome PCL NVDR (c)	658,982	245,194
Dynasty Ceramic PCL NVDR	949,362	39,774
Eastern Polymer Group PCL NVDR	585,799	142,449
Erawan Group PCL NVDR (b) (c)	1,389,600	213,738
Exotic Food PCL NVDR	165,400	116,300
Forth Corp. PCL NVDR	390,668	263,249
Forth Smart Service PCL	509,967	109,815
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,220,370	382,567
GFPT PCL (c)	342,000	115,227
Gunkul Engineering PCL NVDR	5,522,203	453,004
Hana Microelectronics PCL NVDR	499,181	778,771
Ichitan Group PCL NVDR	833,909	383,575
IMPACT Growth Real Estate Investment Trust	431,700	156,832
Inter Far East Energy Corp. NVDR (b) (f)	283,900	—
International Engineering PCL (b) (f)	159,640	—
Security Description	Shares	Value
IRPC PCL NVDR	8,892,500	$526,268
I-TAIL Corp. PCL NVDR	420,800	260,130
Jasmine International PCL NVDR	4,633,500	285,076
Jasmine Technology Solution PCL NVDR (b)	158,096	407,601
Jaymart Group Holdings PCL NVDR	658,000	333,506
JMT Network Services PCL NVDR (c)	595,900	445,190
KCE Electronics PCL NVDR (c)	490,900	791,020
Kerry Express Thailand PCL (b)	397,800	57,574
KGI Securities Thailand PCL NVDR	1,087,707	145,952
Khon Kaen Sugar Industry PCL	474,300	36,685
Kiatnakin Phatra Bank PCL NVDR	374,335	551,097
Major Cineplex Group PCL NVDR	178,600	77,965
MBK PCL NVDR	450,400	208,491
MC Group PCL NVDR	319,100	123,405
Mega Lifesciences PCL NVDR	510,800	602,350
MK Restaurants Group PCL NVDR	340,059	396,026
Nex Point Parts PCL NVDR (b) (c)	676,811	198,289
Ngern Tid Lor PCL NVDR	1,227,000	808,833
Noble Development PCL Class C, NVDR	284,500	32,674
NR Instant Produce PCL NVDR (c)	477,390	73,428
One Enterprise Public Co. Ltd.	1,516,600	164,401
Origin Property PCL NVDR	1,241,240	307,287
Plan B Media Pcl NVDR (c)	1,520,800	394,319
Precious Shipping PCL (c)	738,579	187,174
Prima Marine PCL NVDR	1,487,736	233,191
Pruksa Holding PCL NVDR	74,800	26,517
PTG Energy PCL NVDR	1,556,199	398,938
Quality Houses PCL NVDR	1,261,600	82,794
R&B Food Supply PCL NVDR	151,900	64,974
Ramkhamhaeng Hospital PCL NVDR (c)	316,300	333,606
Ratchthani Leasing PCL NVDR (c)	2,715,708	206,866
Regional Container Lines PCL	55,900	39,633
Rojana Industrial Park PCL NVDR	1,005,254	172,291
RS PCL NVDR	622,949	253,688
S Hotels & Resorts PCL NVDR (b)	1,884,676	124,789
Sabuy Technology PCL NVDR (c)	534,977	79,151
Samart Corp. PCL (b)	348,100	45,077
Sansiri PCL NVDR	2,793,900	144,883
Sappe PCL	90,000	228,082
SC Asset Corp. PCL NVDR	1,968,900	189,204

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
SCGJWD Logistics PCL NVDR (b)	527,671	$238,076
Sermsang Power Corp. Co. Ltd. NVDR	561,611	131,631
Siam City Cement PCL NVDR	87,073	345,664
Sikarin PCL NVDR	854,900	255,474
Singer Thailand PCL NVDR (c)	763,401	259,443
Sino-Thai Engineering & Construction PCL NVDR	396,400	97,554
SISB PCL	227,800	236,927
Somboon Advance Technology PCL NVDR	294,897	156,380
SPCG PCL NVDR (c)	472,721	171,735
Sri Trang Agro-Industry PCL NVDR (c)	840,878	396,635
Sri Trang Gloves Thailand PCL NVDR	192,599	37,806
Srinanaporn Marketing PCL NVDR	331,400	170,882
Srisawad Corp. PCL NVDR	588,100	697,811
Star Petroleum Refining PCL NVDR (c)	1,945,801	470,310
Supalai PCL NVDR	855,736	466,321
Super Energy Corp. PCL NVDR (b)	4,501,494	54,072
SVI PCL	410,440	84,174
Synnex Thailand PCL	32,299	9,841
Taokaenoi Food & Marketing PCL Class R, NVDR (c)	614,100	170,921
Thai Union Group PCL NVDR	1,890,600	830,850
Thai Vegetable Oil PCL NVDR	499,299	313,045
Thaicom PCL NVDR	389,879	150,777
Thaifoods Group PCL NVDR	1,131,498	126,634
Thanachart Capital PCL NVDR	458,600	665,076
Thonburi Healthcare Group PCL NVDR (c)	328,344	521,868
Thoresen Thai Agencies PCL (c)	915,017	171,570
Tipco Asphalt PCL NVDR	728,297	349,932
TOA Paint Thailand PCL NVDR	338,943	224,423
TQM Alpha PCL NVDR	162,900	137,212
TTW PCL NVDR	1,148,760	307,951
United Paper PCL	80,600	28,100
VGI PCL NVDR (c)	2,289,866	129,479
Vibhavadi Medical Center PCL NVDR (c)	3,540,100	185,652
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	1,246,323	376,097
WHA Utilities & Power PCL NVDR	1,966,350	226,981
		31,719,319
TURKEY — 2.3%
AG Anadolu Grubu Holding AS	96,801	658,472
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (b)	486,160	168,561
Security Description	Shares	Value
Akcansa Cimento AS	28,835	$138,932
Akfen Yenilenebilir Enerji AS (b)	293,604	142,656
Aksa Akrilik Kimya Sanayii AS	156,955	547,381
Aksa Enerji Uretim AS	231,514	233,129
Alarko Holding AS	164,481	504,570
Albaraka Turk Katilim Bankasi AS (b)	1,079,027	139,564
Alkim Alkali Kimya AS	86,403	99,703
Anadolu Anonim Turk Sigorta Sirketi (b)	132,580	269,793
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS Class C	7,315	48,620
Aygaz AS	47,252	215,989
Baticim Bati Anadolu Cimento Sanayii AS (b)	70,248	277,339
Bera Holding AS	498,863	193,910
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (b)	91,953	133,443
Biotrend Cevre VE Enerji Yatirimlari AS (b)	207,290	120,721
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS	131,886	104,494
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	54,187	141,733
Bursa Cimento Fabrikasi AS	566,914	133,983
Can2 Termik AS (b)	261,807	149,989
Cimsa Cimento Sanayi VE Ticaret AS	383,523	381,004
CW Enerji Muhendislik Ticaret VE Sanayi AS (b)	22,084	202,827
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (b)	131,682	237,028
Dogan Sirketler Grubu Holding AS	1,016,303	380,589
Eczacibasi Yatirim Holding Ortakligi AS	2,611	22,057
EGE Endustri VE Ticaret AS	1,208	425,483
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	213,415	317,658
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	986,808	229,879
Erbosan Erciyas Boru Sanayii ve Ticaret AS	307	1,848
Europen Endustri Insaat Sanayi VE Ticaret AS (b)	219,711	109,803
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	64,658	354,662
Fenerbahce Futbol AS (b)	7,862	24,344
Galata Wind Enerji AS	153,773	113,192
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (b)	402,541	85,867
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	57,370	91,065
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (b)	104,844	236,426

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (b) (c)	105,472	$113,993
Is Finansal Kiralama AS (b)	267,004	101,706
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	603,980	317,185
Izmir Demir Celik Sanayi AS (b)	300,014	58,715
Jantsa Jant Sanayi Ve Ticaret AS	16,953	75,081
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS (b)	104,251	227,147
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	906,853	729,560
Karel Elektronik Sanayi ve Ticaret AS (b)	30,963	12,172
Karsan Otomotiv Sanayii Ve Ticaret AS (b)	139,996	40,434
Kayseri Seker Fabrikasi AS	124,870	142,907
Kerevitas Gida Sanayi ve Ticaret AS (b)	235,855	74,908
Kiler Holding AS (b)	201,497	233,604
Kimteks Poliuretan Sanayi VE Ticaret AS	58,867	115,904
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (b)	7,336	4,637
Konya Cimento Sanayii AS (b)	661	161,255
Kordsa Teknik Tekstil AS (c)	79,221	207,883
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	179,935	258,443
Koza Polyester Sanayi VE Ticaret AS (b)	52,870	70,603
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (b)	67,897	123,108
Logo Yazilim Sanayi Ve Ticaret AS	61,516	154,030
Margun Enerji Uretim Sanayi VE Ticaret AS	208,750	67,006
Mavi Giyim Sanayi Ve Ticaret AS Class B (e)	189,087	745,874
MIA Teknoloji AS (b)	169,012	206,587
MLP Saglik Hizmetleri AS (b) (e)	122,776	619,409
Nuh Cimento Sanayi AS	45,522	476,275
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	787,271	219,916
Otokar Otomotiv Ve Savunma Sanayi AS (b)	35,384	509,782
Oyak Yatirim Menkul Degerler AS (b)	44,311	60,584
Pasifik Gayrimenkul Yatirim Ortakligi REIT	100,001	16,896
Peker Gayrimenkul Yatirim Ortakligi AS REIT (b)	303,802	337,192
Penta Teknoloji Urunleri Dagitim Ticaret AS (b)	106,444	64,838
Security Description	Shares	Value
Petkim Petrokimya Holding AS (b)	1,138,624	$702,050
Politeknik Metal Sanayi ve Ticaret AS	582	303,375
Qua Granite Hayal (b)	788,219	153,192
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	205,254	208,493
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	397,653	380,769
SDT Uzay VE Savunma Teknolojileri AS	11,703	107,484
Sekerbank Turk AS	1,239,760	180,503
Selcuk Ecza Deposu Ticaret ve Sanayi AS	174,094	363,113
Servet Gayrimenkul Yatirim Ortakligi AS REIT (b)	1,592	16,643
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	320,703	29,644
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	118,453	221,593
Sok Marketler Ticaret AS	250,933	458,381
Tat Gida Sanayi AS (b)	131,015	149,407
TAV Havalimanlari Holding AS (b)	110,140	400,896
Tekfen Holding AS	163,833	204,805
Tukas Gida Sanayi ve Ticaret AS (b)	422,496	97,706
Turkiye Sigorta AS	151,627	208,234
Turkiye Sinai Kalkinma Bankasi AS (b)	838,660	185,997
Ulker Biskuvi Sanayi AS (b)	132,911	368,347
Vestel Beyaz Esya Sanayi ve Ticaret AS	293,668	159,094
Vestel Elektronik Sanayi ve Ticaret AS (b)	112,078	175,475
Yeni Gimat Gayrimenkul Ortakligi AS REIT	88,585	111,099
YEO Teknoloji Enerji VE Endustri AS (b)	25,266	140,728
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	421,267	80,876
Zorlu Enerji Elektrik Uretim AS (b)	1,058,183	151,558
		19,743,810
UNITED ARAB EMIRATES — 0.8%
Agthia Group PJSC	203,718	270,681
Ajman Bank PJSC (b)	794,262	449,817
Al Waha Capital PJSC	671,177	325,286
AL Yah Satellite Communications Co-PJSC-Yah Sat	793,193	563,674
Amanat Holdings PJSC	1,246,901	407,401
Amlak Finance PJSC (b)	558,898	122,500
Arabtec Holding PJSC (b) (f)	483,581	—
Aramex PJSC	478,531	298,369
Dana Gas PJSC	5,071,492	1,093,628

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Deyaar Development PJSC (b)	2,855,268	$536,420
Eshraq Investments PJSC (b)	1,609,385	191,930
Gulf Navigation Holding PJSC (b)	270,004	538,869
Invictus Investment Co. PLC	302,476	213,304
Manazel PJSC (b)	1,482,346	141,262
Orascom Construction PLC	23,629	83,789
RAK Properties PJSC (b)	990,533	315,547
Ras Al Khaimah Ceramics	360,042	261,742
Shuaa Capital PSC (b)	359,932	20,384
Taaleem Holdings PJSC	262,145	277,651
Union Properties PJSC (b)	1,926,158	152,089
Yalla Group Ltd. ADR (b) (c)	53,740	329,426
		6,593,769
UNITED KINGDOM — 0.0% (a)
Pan African Resources PLC	756,001	169,080
UNITED STATES — 0.3%
Ambrx Biopharma, Inc. (b)	34,678	493,815
Belite Bio, Inc. ADR (b)	5,237	239,593
CBAK Energy Technology, Inc. (b) (c)	18,471	19,395
JS Global Lifestyle Co. Ltd. (c) (e)	1,219,500	242,071
Seanergy Maritime Holdings Corp.	15,630	122,383
Sirnaomics Ltd. (b) (e)	64,050	293,651
Structure Therapeutics, Inc. ADR (b)	9,998	407,518
Titan Cement International SA	33,803	800,953
		2,619,379
TOTAL COMMON STOCKS (Cost $755,869,464)		848,676,232

PREFERRED STOCKS — 0.0% (a)
BRAZIL — 0.0% (a)
Track & Field Co. SA 1.17% (Cost $107,347)	44,600	137,998
INDIA — 0.0% (a)
Sundaram Clayton Ltd., (b)	3,570	86
TVS Holdings Ltd., (b)	3,578,600	45,585
		45,671
TOTAL PREFERRED STOCKS (Cost $150,337)		183,669
RIGHTS — 0.0% (a)
INDIA — 0.0% (a)
Lloyds Engineering Works Ltd. (expiring 01/10/24) (b)	19,625	5,471
THAILAND — 0.0% (a)
Ftreit Rates (expiring 02/2/24) REIT (b)	86,416	3,038
Sav Rates Rec (F) (expiring 07/31/23) (b) (f)	3,481	—
Security Description	Shares	Value
Whart Rates (expiring 01/16/24) (b)	73,501	$1,508
		4,546
TURKEY — 0.0% (a)
Karel Elektronik Sanayi ve Ticaret AS (expiring 01/10/24) (b)	30,963	11,270
TOTAL RIGHTS (Cost $12,241)		21,287
WARRANTS — 0.0% (a)
BRAZIL — 0.0% (a)
Infracommerce CXAAS SA (expiring 12/18/24) (b)	55,643	2,978
GREECE — 0.0% (a)
Diana Shipping, Inc. (expiring 12/14/26) (b)	17,882	5,007
MALAYSIA — 0.0% (a)
Eco World Development Group Bhd. (expiring 04/12/29) (b)	49,240	2,358
THAILAND — 0.0% (a)
Chayo Group PCL (expiring 12/07/25) NVDR (b)	66,431	1,245
Kiatnakin Phatra Bank PCL (expiring 03/17/24) NVDR (b)	27,203	335
Kiatnakin Phatra Bank PCL (expiring 03/17/26) NVDR (b)	27,203	1,363
VGI PCL (expiring 05/23/27) (b)	1,159,330	2,717
		5,660
TOTAL WARRANTS (Cost $11,397)		16,003
SHORT-TERM INVESTMENT — 1.5%
State Street Navigator Securities Lending Portfolio II (g) (h) (Cost $12,754,422)	12,754,422	12,754,422
TOTAL INVESTMENTS — 102.0% (Cost $768,797,861)		861,651,613
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(17,196,958)
NET ASSETS — 100.0%		$844,454,655
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.0% of net assets as of December 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2023, total aggregate fair value of the security is $225,963, representing 0.04% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	19	03/15/2024	$937,460	$982,015	$44,555

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$842,603,441	$5,846,828	$225,963	$848,676,232
Preferred Stocks	137,998	45,671	—	183,669
Rights	16,741	4,546	0(a)	21,287
Warrants	16,003	—	—	16,003
Short-Term Investment	12,754,422	—	—	12,754,422
TOTAL INVESTMENTS	$855,528,605	$5,897,045	$225,963	$861,651,613
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$44,555	$—	$—	$44,555
TOTAL OTHER FINANCIAL INSTRUMENTS:	$44,555	$—	$—	$44,555
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2023.
Sector Breakdown as of December 31, 2023

% of Net Assets
Information Technology	19.2%
Industrials	17.4
Materials	13.1
Consumer Discretionary	11.6
Health Care	9.6
Financials	8.9
Consumer Staples	6.3
Real Estate	6.0
Communication Services	3.3
Utilities	2.7
Energy	2.4
Short-Term Investment	1.5
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,142,304	$3,142,933	$13,980,552	$17,124,824	$1,339	$—	—	$—	$30,068
State Street Navigator Securities Lending Portfolio II	13,157,590	13,157,590	18,100,029	18,503,197	—	—	12,754,422	12,754,422	148,515
Total		$16,300,523	$32,080,581	$35,628,021	$1,339	$—		$12,754,422	$178,583
See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 2.6%
Centuria Industrial REIT	487,097	$1,080,204
Charter Hall Long Wale REIT	599,977	1,539,322
Charter Hall Retail REIT	468,155	1,153,198
Dexus REIT	963,417	5,048,735
GPT Group REIT	1,715,923	5,432,789
National Storage REIT	1,131,284	1,775,442
Region RE Ltd. REIT	1,029,599	1,587,756
Scentre Group REIT	4,654,366	9,495,958
Vicinity Ltd. REIT	3,465,430	4,823,857
Waypoint REIT Ltd.	607,589	1,011,595
		32,948,856
AUSTRIA — 0.1%
CA Immobilien Anlagen AG	38,132	1,366,876
BELGIUM — 0.8%
Aedifica SA REIT	43,412	3,052,340
Cofinimmo SA REIT	32,854	2,591,262
Warehouses De Pauw CVA REIT	155,541	4,896,824
		10,540,426
BRAZIL — 0.4%
Allos SA	371,602	2,031,051
Iguatemi SA (a)	207,150	1,039,673
Multiplan Empreendimentos Imobiliarios SA	256,200	1,498,931
		4,569,655
CANADA — 1.0%
Artis Real Estate Investment Trust	46,035	231,467
Boardwalk Real Estate Investment Trust	26,173	1,416,034
Canadian Apartment Properties REIT	74,281	2,749,062
Dream Industrial Real Estate Investment Trust	117,804	1,247,189
First Capital Real Estate Investment Trust	94,708	1,101,790
Granite Real Estate Investment Trust	28,442	1,645,348
H&R Real Estate Investment Trust	115,064	863,896
NorthWest Healthcare Properties Real Estate Investment Trust	110,316	431,693
RioCan Real Estate Investment Trust	132,035	1,864,471
SmartCentres Real Estate Investment Trust	64,146	1,210,825
		12,761,775
FINLAND — 0.2%
Kojamo OYJ	160,517	2,110,050
FRANCE — 1.5%
Covivio SA REIT	44,151	2,374,192
Security Description	Shares	Value
Gecina SA REIT	45,997	$5,594,246
Klepierre SA REIT	174,689	4,762,505
Unibail-Rodamco-Westfield REIT (b)	90,964	6,724,349
		19,455,292
GERMANY — 0.6%
Aroundtown SA (b)	787,602	2,153,311
LEG Immobilien SE (b)	66,394	5,817,499
		7,970,810
HONG KONG — 1.8%
Hang Lung Properties Ltd.	1,601,018	2,230,770
Hysan Development Co. Ltd.	529,731	1,051,518
Link REIT	2,298,088	12,905,233
Swire Properties Ltd.	963,000	1,948,556
Wharf Real Estate Investment Co. Ltd.	1,389,000	4,696,083
		22,832,160
ISRAEL — 0.2%
Azrieli Group Ltd.	33,062	2,150,329
JAPAN — 8.9%
Activia Properties, Inc. REIT	659	1,816,013
Advance Residence Investment Corp. REIT	1,283	2,875,784
Aeon Mall Co. Ltd.	87,500	1,099,801
AEON REIT Investment Corp.	1,607	1,611,787
Comforia Residential REIT, Inc.	601	1,351,376
Daiwa House REIT Investment Corp.	1,942	3,467,168
Daiwa Office Investment Corp. REIT	255	1,202,830
Daiwa Securities Living Investments Corp. REIT	2,066	1,528,471
Frontier Real Estate Investment Corp. REIT	465	1,428,181
Global One Real Estate Investment Corp. REIT	906	703,696
GLP J-Reit	4,408	4,392,992
Hoshino Resorts REIT, Inc.	239	959,526
Hulic Co. Ltd.	536,900	5,623,016
Hulic Reit, Inc.	1,192	1,261,501
Ichigo Office REIT Investment Corp.	909	531,937
Industrial & Infrastructure Fund Investment Corp. REIT	1,907	1,888,333
Invincible Investment Corp. REIT	6,129	2,651,929
Japan Excellent, Inc. REIT	1,143	1,016,685
Japan Hotel REIT Investment Corp.	4,015	1,970,762
Japan Logistics Fund, Inc. REIT	859	1,742,616
Japan Metropolitan Fund Invest REIT	6,258	4,523,267
Japan Prime Realty Investment Corp. REIT	898	2,229,394

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Japan Real Estate Investment Corp. REIT	1,276	$5,285,743
KDX Realty Investment Corp. REIT	3,752	4,279,484
LaSalle Logiport REIT	1,703	1,836,119
Mitsubishi Estate Logistics REIT Investment Corp.	452	1,200,695
Mitsui Fudosan Co. Ltd.	840,600	20,618,491
Mitsui Fudosan Logistics Park, Inc. REIT	524	1,700,454
Mori Hills REIT Investment Corp.	1,483	1,474,795
Mori Trust Reit, Inc.	2,376	1,221,875
Nippon Accommodations Fund, Inc. REIT	453	1,940,786
Nippon Building Fund, Inc. REIT	1,523	6,600,603
Nippon Prologis REIT, Inc.	2,209	4,252,537
NIPPON REIT Investment Corp.	413	984,310
Nomura Real Estate Master Fund, Inc. REIT	4,226	4,946,021
NTT UD REIT Investment Corp.	1,302	1,151,648
Orix JREIT, Inc.	2,507	2,960,814
Sekisui House Reit, Inc.	3,939	2,154,184
Tokyu REIT, Inc.	860	1,039,467
United Urban Investment Corp. REIT	2,802	2,864,010
		112,389,101
MEXICO — 0.6%
Corp. Inmobiliaria Vesta SAB de CV (c)	727,720	2,897,644
Fibra Uno Administracion SA de CV REIT	2,540,121	4,585,403
		7,483,047
ROMANIA — 0.2%
NEPI Rockcastle NV	441,544	3,051,392
SAUDI ARABIA — 0.1%
Arabian Centres Co. Ltd.	144,263	790,946
SINGAPORE — 3.2%
CapitaLand Ascendas REIT	3,187,591	7,321,962
CapitaLand Ascott Trust REIT	2,213,693	1,661,403
CapitaLand Integrated Commercial Trust REIT	4,533,007	7,079,065
CapitaLand Investment Ltd.	2,144,217	5,136,628
Frasers Centrepoint Trust REIT	961,193	1,646,802
Frasers Logistics & Commercial Trust REIT	2,674,000	2,331,211
Keppel DC REIT	1,227,900	1,815,181
Keppel REIT	2,021,412	1,425,148
Mapletree Industrial Trust REIT	1,879,432	3,576,207
Mapletree Logistics Trust REIT	3,011,263	3,972,100
Mapletree Pan Asia Commercial Trust REIT	2,076,631	2,471,617
Security Description	Shares	Value
Suntec Real Estate Investment Trust	2,049,295	$1,910,873
		40,348,197
SOUTH AFRICA — 0.2%
Growthpoint Properties Ltd. REIT	3,120,666	1,993,131
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	256,503	1,855,917
Merlin Properties Socimi SA REIT	298,339	3,315,375
		5,171,292
SWEDEN — 1.4%
Castellum AB (b)	379,471	5,395,813
Fabege AB	219,741	2,359,231
Hufvudstaden AB Class A (c)	103,545	1,460,008
Sagax AB Class B	185,010	5,092,532
Samhallsbyggnadsbolaget i Norden AB (c)	991,045	497,988
Wihlborgs Fastigheter AB	240,159	2,246,014
		17,051,586
SWITZERLAND — 1.0%
PSP Swiss Property AG	41,096	5,742,161
Swiss Prime Site AG	68,773	7,341,833
		13,083,994
THAILAND — 0.2%
Central Pattana PCL NVDR	1,198,700	2,458,331
TURKEY — 0.0% (d)
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	396,330	208,136
UNITED KINGDOM — 4.1%
Assura PLC REIT	2,672,238	1,639,240
Big Yellow Group PLC REIT	175,345	2,731,533
British Land Co. PLC REIT	849,502	4,327,448
Derwent London PLC REIT	100,405	3,020,712
Grainger PLC	671,192	2,262,300
Hammerson PLC REIT	3,443,363	1,246,646
Land Securities Group PLC REIT	673,489	6,051,156
LondonMetric Property PLC REIT	973,439	2,376,399
LXI REIT PLC	1,539,551	2,056,825
Primary Health Properties PLC REIT	1,204,408	1,593,723
Safestore Holdings PLC REIT	196,783	2,217,593
Segro PLC REIT	1,101,185	12,443,197
Supermarket Income Reit PLC	1,138,278	1,260,985
Tritax Big Box REIT PLC	1,720,609	3,704,706
UNITE Group PLC REIT	355,154	4,726,712
		51,659,175
UNITED STATES — 69.7%
Acadia Realty Trust REIT	87,287	1,483,006
Agree Realty Corp. REIT	90,091	5,671,228

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Alexandria Real Estate Equities, Inc. REIT	140,795	$17,848,582
American Assets Trust, Inc. REIT	43,351	975,831
American Homes 4 Rent Class A, REIT	285,306	10,259,604
Americold Realty Trust, Inc. REIT	238,856	7,230,171
Apartment Income REIT Corp.	131,624	4,571,301
Apartment Investment & Management Co. Class A, REIT (b)	121,384	950,437
Apple Hospitality REIT, Inc.	192,540	3,198,089
AvalonBay Communities, Inc. REIT	127,780	23,922,972
Boston Properties, Inc. REIT	129,444	9,083,085
Brandywine Realty Trust REIT	154,644	835,078
Brixmor Property Group, Inc. REIT	269,358	6,267,961
Broadstone Net Lease, Inc. REIT	169,405	2,917,154
Camden Property Trust REIT	95,733	9,505,330
CareTrust REIT, Inc.	106,481	2,383,045
Centerspace REIT	13,538	787,912
Chatham Lodging Trust REIT	43,272	463,876
Community Healthcare Trust, Inc. REIT	22,676	604,089
COPT Defense Properties REIT	102,447	2,625,717
Cousins Properties, Inc. REIT	136,667	3,327,841
CubeSmart REIT	201,646	9,346,292
DiamondRock Hospitality Co. REIT	188,080	1,766,071
Digital Realty Trust, Inc. REIT	272,464	36,668,205
DigitalBridge Group, Inc.	128,674	2,256,942
Diversified Healthcare Trust REIT (c)	189,960	710,450
Douglas Emmett, Inc. REIT	150,558	2,183,091
Easterly Government Properties, Inc. REIT	86,253	1,159,240
EastGroup Properties, Inc. REIT	41,560	7,627,922
Elme Communities REIT	81,136	1,184,586
Empire State Realty Trust, Inc. Class A, REIT	115,901	1,123,081
EPR Properties REIT	67,374	3,264,270
Equinix, Inc. REIT	84,454	68,018,407
Equity Commonwealth REIT	95,255	1,828,896
Equity LifeStyle Properties, Inc. REIT	167,869	11,841,479
Equity Residential REIT	311,014	19,021,616
Essential Properties Realty Trust, Inc. REIT	139,671	3,569,991
Essex Property Trust, Inc. REIT	57,797	14,330,188
Extra Space Storage, Inc. REIT	190,089	30,476,969
Federal Realty Investment Trust REIT	65,812	6,781,927
Security Description	Shares	Value
First Industrial Realty Trust, Inc. REIT	118,580	$6,245,609
Four Corners Property Trust, Inc. REIT	82,536	2,088,161
Getty Realty Corp. REIT	43,517	1,271,567
Global Medical REIT, Inc.	54,782	608,080
Global Net Lease, Inc. REIT	175,198	1,743,220
Healthcare Realty Trust, Inc. REIT	341,218	5,879,186
Healthpeak Properties, Inc. REIT	490,562	9,713,128
Highwoods Properties, Inc. REIT	95,363	2,189,534
Host Hotels & Resorts, Inc. REIT	635,165	12,366,663
Hudson Pacific Properties, Inc. REIT (c)	116,788	1,087,296
Independence Realty Trust, Inc. REIT	203,239	3,109,557
Innovative Industrial Properties, Inc. REIT	25,585	2,579,480
Invitation Homes, Inc. REIT	517,721	17,659,463
JBG SMITH Properties REIT	77,469	1,317,748
Kilroy Realty Corp. REIT	96,693	3,852,249
Kimco Realty Corp. REIT	556,056	11,849,553
Kite Realty Group Trust REIT	196,471	4,491,327
LXP Industrial Trust REIT	264,763	2,626,449
Macerich Co. REIT	193,562	2,986,662
Medical Properties Trust, Inc. REIT (c)	539,156	2,647,256
Mid-America Apartment Communities, Inc. REIT	105,049	14,124,889
National Health Investors, Inc. REIT	39,177	2,188,035
National Storage Affiliates Trust REIT	69,029	2,862,633
NET Lease Office Properties REIT	12,927	238,891
NETSTREIT Corp.	62,445	1,114,643
NexPoint Residential Trust, Inc. REIT	20,631	710,325
NNN REIT, Inc.	163,513	7,047,410
Office Properties Income Trust REIT	43,503	318,442
Omega Healthcare Investors, Inc. REIT	219,652	6,734,530
Orion Office REIT, Inc.	55,014	314,680
Paramount Group, Inc. REIT	148,308	766,752
Park Hotels & Resorts, Inc. REIT	187,787	2,873,141
Pebblebrook Hotel Trust REIT	111,060	1,774,739
Piedmont Office Realty Trust, Inc. Class A, REIT	111,311	791,421
Plymouth Industrial REIT, Inc.	31,836	766,293
Prologis, Inc. REIT	831,107	110,786,563
Public Storage REIT	142,401	43,432,305
Realty Income Corp. REIT	651,319	37,398,737
Regency Centers Corp. REIT	147,325	9,870,775

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

Security Description	Shares	Value
Retail Opportunity Investments Corp. REIT	113,493	$1,592,307
Rexford Industrial Realty, Inc. REIT	189,299	10,619,674
RLJ Lodging Trust REIT	141,218	1,655,075
RPT Realty REIT	71,081	911,969
Ryman Hospitality Properties, Inc. REIT	53,491	5,887,219
Seritage Growth Properties Class A (b)	33,413	312,412
Service Properties Trust REIT	148,798	1,270,735
Simon Property Group, Inc. REIT	293,495	41,864,127
SITE Centers Corp. REIT	164,586	2,243,307
SL Green Realty Corp. REIT	57,946	2,617,421
Spirit Realty Capital, Inc. REIT	126,590	5,530,717
STAG Industrial, Inc. REIT	163,603	6,423,054
Summit Hotel Properties, Inc. REIT	96,059	645,516
Sun Communities, Inc. REIT	112,069	14,978,022
Sunstone Hotel Investors, Inc. REIT	187,091	2,007,486
Tanger, Inc. REIT	95,100	2,636,172
Terreno Realty Corp. REIT	75,123	4,707,958
UDR, Inc. REIT	271,378	10,391,064
UMH Properties, Inc. REIT	54,453	834,220
Universal Health Realty Income Trust REIT	11,335	490,239
Urban Edge Properties REIT	106,147	1,942,490
Ventas, Inc. REIT	362,200	18,052,048
Veris Residential, Inc. REIT	73,634	1,158,263
Vornado Realty Trust REIT	143,117	4,043,055
Welltower, Inc. REIT	497,907	44,896,274
WP Carey, Inc. REIT	196,923	12,762,580
Xenia Hotels & Resorts, Inc. REIT	98,593	1,342,837
		880,315,565
TOTAL COMMON STOCKS (Cost $1,293,885,732)		1,252,710,122

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (d)
BRAZIL — 0.0% (d)
Iguatemi SA 1.47% (a) (Cost $36,097)	22,490	$49,540
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.49% (e) (f)	3,870,888	3,872,437
State Street Navigator Securities Lending Portfolio II (g) (h)	5,705,580	5,705,580
TOTAL SHORT-TERM INVESTMENTS (Cost $9,577,885)		9,578,017
TOTAL INVESTMENTS — 99.9% (Cost $1,303,499,714)		1,262,337,679
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		804,783
NET ASSETS — 100.0%		$1,263,142,462
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2023.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2023.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

At December 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	269	03/15/2024	$9,191,451	$9,589,850	$398,399

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,252,710,122	$—	$—	$1,252,710,122
Preferred Stocks	49,540	—	—	49,540
Short-Term Investments	9,578,017	—	—	9,578,017
TOTAL INVESTMENTS	$1,262,337,679	$—	$—	$1,262,337,679
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$398,399	$—	$—	$398,399
TOTAL OTHER FINANCIAL INSTRUMENTS:	$398,399	$—	$—	$398,399

Affiliate Table
	Number of Shares Held at 9/30/23	Value at 9/30/23	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,824,025	$3,824,790	$24,042,124	$23,995,024	$416	$131	3,870,888	$3,872,437	$34,972
State Street Navigator Securities Lending Portfolio II	5,976,964	5,976,964	19,920,038	20,191,422	—	—	5,705,580	5,705,580	14,359
Total		$9,801,754	$43,962,162	$44,186,446	$416	$131		$9,578,017	$49,331
See accompanying notes to Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2023 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2023 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2023 are disclosed in the Funds' respective Schedules of Investments.